UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09195

SA FUNDS – INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California			95128
(Address of principal executive offices)			(Zip code)

Steven McGinnis, Esq. Chief Legal Officer SA Funds – Investment Trust 3055 Olin Avenue, Suite 2000 San Jose, California 95128
(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq. Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, DC 20006

Julie Tedesco, Esq. State Street Bank and Trust Company 2 Avenue de Lafayette, 6th Floor Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		408-260-3100

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2007

Item 1.  Report to Shareholders.

Semi-Annual Report

STRUCTURED ASSETS FOR AN UNSTRUCTURED WORLD  December 31, 2007

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited)

	FACE AMOUNT	VALUE†
BONDS AND NOTES — 4.6%
United States — 4.6%
J P Morgan Chase & Co., 5.255%, 11/19/09	$1,700,000	$1,695,713
Wachovia Corp., 5.490%, 11/24/09	2,000,000	1,987,834
		3,683,547
TOTAL BONDS AND NOTES (Identified Cost $3,700,000)		3,683,547
SHORT-TERM INVESTMENTS — 94.9%
United States — 93.8%
AIG Funding, Inc., 4.700%, 1/08/08	1,800,000	1,798,355
Bank Of Nova Scotia, 5.100%, 1/04/08	1,800,000	1,799,235
BankAmerica Corp., 4.650%, 2/12/08	1,500,000	1,491,863
Caisse Centrale Desjardins du Quebec, 5.080%, 1/03/08	1,800,000	1,799,492
CME Group, Inc., 4.600%, 2/08/08	1,700,000	1,691,746
Cornell University, 4.600%, 1/09/08	1,700,000	1,698,262
Eksportfinans ASA, 4.610%, 2/20/08	1,800,000	1,788,475
Electricite de France, 4.800%, 1/08/08	1,800,000	1,798,320
Emerson Electric Co., 4.220%, 1/09/08	2,000,000	1,998,124
Federal Home Loan Bank Discount Notes, 4.250%, 1/10/08	800,000	799,150
Federal Home Loan Bank Discount Notes, 3.201%, 1/02/08	4,600,000	4,599,591
Federal Home Loan Bank Discount Notes, 4.190%, 1/09/08	10,000,000	9,990,689
Federal Home Loan Bank Discount Notes, 4.260%, 1/11/08	10,500,000	10,487,575
Genentech Inc., 4.260%, 1/17/08	2,000,000	1,996,213
General Electric Capital Corp., 4.500%, 1/16/08	1,800,000	1,796,625
Glaxosmithkline Finance Plc, 4.630%, 2/29/08	1,800,000	1,786,342
Hewlett Packard Co., 4.520%, 1/02/08	1,800,000	1,799,774
ING America Insurance Holdings, 4.800%, 2/05/08	1,900,000	1,891,133
International Business Machines Corp., 4.240%, 1/02/08	2,000,000	1,999,764
Kimberly Clark, 4.480%, 1/10/08	1,800,000	1,797,984
Metlife, Inc., 4.200%, 2/25/08	2,000,000	1,987,167
National Rural Utilities Cooperative Finance Corp., 4.550%, 1/10/08	1,800,000	1,797,952
NSTAR Electric Co., 4.250%, 1/03/08	1,900,000	1,899,551
NYSE Euronext, Inc., 4.250%, 1/03/08	1,900,000	1,899,551
Paccar Financial Corp., 4.160%, 3/19/08	2,000,000	1,979,456
Pitney Bowes, Inc., 4.200%, 1/14/08	2,000,000	1,996,967

	FACE AMOUNT	VALUE†
President & Fellows of Harvard College, 1.000%, 1/02/08	$2,000,000	$1,999,792
Southern Co., 4.250%, 1/25/08	1,900,000	1,894,617
Swedish Export Credit Corp., 4.600%, 1/22/08	1,800,000	1,795,170
Sysco Corp., 4.250%, 2/26/08	1,900,000	1,887,439
USAA Capital Corp., 4.650%, 2/15/08	1,700,000	1,690,119
		75,636,493
	SHARES	VALUE†
Other — 1.1%
SSgA Government Money Market Fund	22	22
SSgA Money Market Fund	903,671	903,671
		903,693
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $76,542,704)		76,540,186
Total Investments — 99.5% (Identified Cost $80,242,704)#		80,223,733
Cash and Other Assets, Less liabilities — 0.5%		408,286
Net Assets — 100.0%		$80,632,019

  †  See Note 1.

  #  At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $80,242,704. Net unrealized depreciation aggregated $18,971 which related solely to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 81.0%
Australia — 1.3%
Treasury Corp. of Victoria, 5.110%, 4/21/08	AUD	10,000,000	$8,719,539
Austria — 5.7%
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	1,610,000,000	14,726,870
Pfandbriefstelle der Oesterreichischen Landes- Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	14,603,762
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	7,086,354
			36,416,986
Belgium — 2.6%
Kingdom of Belgium, 7.500%, 7/29/08	EUR	11,100,000	16,534,086
Canada — 1.1%
Province of Ontario, 1.875%, 1/25/10	JPY	760,000,000	6,960,482
Denmark — 3.4%
Kingdom of Denmark, 4.000%, 8/15/08	DKK	91,000,000	17,787,310
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,825,707
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	898,211
			21,511,228
Finland — 1.5%
Municipality Finance Plc, 3.500%, 4/23/08	EUR	6,500,000	9,474,579
France — 9.5%
Caisse d'Amortissement de la Dette Sociale, 5.220%, 5/29/08	AUD	5,300,000	4,611,788
ERAP, 3.375%, 4/25/08	EUR	4,700,000	6,854,182
French Treasury Bond, 5.250%, 4/25/08	EUR	11,500,000	16,872,628
IXIS-CIB, 2.750%, 6/26/08	EUR	12,900,000	18,687,499
Societe Nationale des Chemins de Fer Francais, 7.500%, 4/26/08	EUR	1,100,000	1,621,218
Total Capital SA, 2.375%, 6/23/10	CHF	7,000,000	6,110,357
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,751,614
UNEDIC, 3.500%, 9/18/08	EUR	3,000,000	4,351,750
			60,861,036
Germany — 15.1%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	7,978,795
Bayerische Landesbank, 2.875%, 2/15/08	EUR	3,500,000	5,106,944

	FACE AMOUNT		VALUE†
Bundesrepublik Deutschland, 4.125%, 7/04/08	EUR	8,200,000	$11,983,214
KfW Bankengruppe (a), 1.850%, 9/20/10	JPY	1,020,000,000	9,376,440
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	444,175
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	225,000,000	2,055,936
Landesbank Hessen-Thueringen Girozentrale, 3.500%, 2/14/08	EUR	10,224,000	14,931,843
Landeskreditbank Baden- Wuerttemberg — Foerderbank, 3.000%, 7/04/08	EUR	7,300,000	10,595,855
Landwirtschaftliche Rentenbank, 3.625%, 9/01/08	EUR	9,300,000	13,504,553
Lb Baden-Wuerttemberg, 3.000%, 12/22/08	CHF	15,000,000	13,231,652
Norddeutsche Landesbank Girozentrale, 0.900%, 2/08/10	JPY	780,000,000	6,999,263
			96,208,670
Japan — 2.6%
Japan Finance Corp. for Municipal Enterprises, 1.550%, 2/21/12	JPY	1,795,000,000	16,472,545
Netherlands — 4.3%
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,534,812
Nederlandse Waterschapsbank NV, 2.250%, 10/10/08	CHF	6,000,000	5,273,482
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,830,000,000	16,299,884
Rabobank Nederland, 2.250%, 5/08/09	SEK	15,000,000	2,248,308
			27,356,486
Norway — 2.9%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	15,695,838
Eksportfinans ASA, 2.000%, 3/17/09	CHF	3,000,000	2,622,893
			18,318,731
Spain — 2.5%
Instituto de Credito Oficial, 1.500%, 9/20/12	JPY	1,732,000,000	15,838,215
Supranational — 4.4%
African Development Bank (a), 1.950%, 3/23/10	JPY	1,170,000,000	10,709,048
European Investment Bank (a), 1.250%, 9/20/12	JPY	440,000,000	3,985,532
European Investment Bank, 4.000%, 4/15/09	SEK	89,000,000	13,701,830
			28,396,410

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Sweden — 3.9%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	$9,702,334
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	6,145,204
Kommuninvest I Sverige, 5.050%, 2/24/09	AUD	4,000,000	3,417,796
Kommuninvest I Sverige, 5.050%, 10/28/08	AUD	6,600,000	5,688,490
			24,953,824
United Kingdom — 6.8%
Bank of England Euro Note, 2.500%, 1/28/08	EUR	11,000,000	16,059,427
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	11,142,865
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	15,991,088
			43,193,380
United States — 13.4%
American International Group, Inc., 1.400%, 4/03/12	JPY	1,000,000,000	8,704,113
Federal Home Loan Mortgage Corp., 3.500%, 2/15/08	EUR	3,500,000	5,109,869
General Electric Capital Corp., 1.450%, 11/10/11	JPY	1,590,000,000	14,211,809
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	4,617,143
J P Morgan Chase & Co., 5.255%, 11/19/09	USD	16,000,000	15,959,648
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	2,150,000,000	19,374,211
Wells Fargo & Co., 5.054%, 9/23/09	USD	17,500,000	17,520,440
			85,497,233
TOTAL BONDS AND NOTES (Identified Cost $483,300,842)			516,713,430
SHORT-TERM INVESTMENTS — 17.4%
United States — 16.7%
AstraZeneca Plc, 4.550%, 1/28/08	USD	9,000,000	8,969,287
AstraZeneca Plc, 4.570%, 1/25/08	USD	6,800,000	6,779,283
Caisse Centrale Desjardins, 4.900%, 1/22/08	USD	7,200,000	7,179,420
Electricite de France, 4.350%, 3/10/08	USD	4,000,000	3,963,960
Federal Home Loan Bank Discount Notes, 3.204%, 1/02/08	USD	2,000,000	1,999,822
Genentech, Inc., 4.250%, 1/15/08	USD	2,500,000	2,495,868

	FACE AMOUNT		VALUE†
Glaxosmithkline Financial Plc, 4.550%, 1/18/08	USD	6,000,000	$5,987,108
ING America Insurance Holdings, 4.700%, 2/28/08	USD	17,000,000	16,871,272
Swedish Export Credit Corp., 4.640%, 2/27/08	USD	15,000,000	14,889,800
Caisse centrale Desjardins, 5.010%, 1/07/08	USD	10,000,000	9,991,650
President & Fellows of Harvard College, 1.000%, 1/02/08	USD	18,000,000	17,998,125
Electricite de France, 4.330%, 2/15/08	USD	9,000,000	8,951,288
			106,076,883
	SHARES		VALUE†
Other — 0.7%
SSgA Money Market Fund	USD	4,451,210	4,451,210
SSgA Government Money Market Fund	USD	1	1
			4,451,211
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $110,530,784)			110,528,094
COLLATERAL FOR SECURITIES ON LOAN—2.5%
Short Term — 2.5%
State Street Navigator Prime Portfolio	USD	15,910,000	15,910,000
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $15,910,000)			15,910,000
Total Investments — 100.9% (Identified Cost $609,741,626)#			643,151,524
Cash and Other Assets, Less liabilities — 0.9%			(5,405,268)
Net Assets — 100.0%			$637,746,256

  †  See Note 1.

  #  At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $609,741,626. Net unrealized appreciation aggregated $33,409,898 of which $33,714,143 related to appreciated investment securities and $304,245 related to depreciated investment securities.

  (a)  A portion or all of the security was held on loan. As of December 31, 2007, the market value of the securities loaned was $15,500,805

Key to abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

Ten Largest Industry Holdings December 31, 2007

(As a percentage of net assets):
Industry	Percentage
Financial Services	20.79%
Banks	18.74%
Foreign Government/Agency — Germany	9.30%
Foreign Government/Agency — Sweden	6.25%
Foreign Government/Agency — France	5.65%
Supranational Organizations	4.45%
Diversified Operations	4.03%
Foreign Government/Agency — Austria	3.42%
Foreign Government/Agency — Denmark	3.37%
Oil and Gas	2.98%

Country Weightings (% of portfolio
market value)

See notes to financial statements.

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Advertising — 0.1%
Other Securities	36,620	$921,283
Aerospace/Defense — 2.1%
Boeing Co.	27,400	2,396,404
United Technologies Corp.	39,840	3,049,354
Other Securities	109,133	7,040,216
		12,485,974
Agricultural Operations — 0.5%
Monsanto Co.	21,734	2,427,470
Other Securities	6,200	535,329
		2,962,799
Airlines — 0.2%
Other Securities	64,560	922,717
Auto & Related — 0.9%
Other Securities	202,990	5,126,088
Banks/Savings & Loans — 4.0%
Bank of America Corp.	177,875	7,339,122
U.S. Bancorp	70,915	2,250,842
Wachovia Corp.	76,158	2,896,289
Other Securities	425,746	11,422,178
		23,908,431
Broadcasting — 0.8%
Other Securities	248,453	4,857,105
Building & Construction — 0.4%
Other Securities	78,759	2,513,818
Business Services — 1.0%
Other Securities	184,604	5,772,202
Chemicals — 1.4%
Other Securities	191,207	8,340,822
Commercial Services — 0.5%
Other Securities	93,394	3,015,432
Communication Services — 0.0%
Other Securities	7,586	100,894
Communications Equipment — 0.1%
Other Securities	48,000	839,810
Computer Equipment — 1.6%
Intel Corp.	230,600	6,147,796
Other Securities	149,624	3,530,829
		9,678,625
Computer Services — 1.7%
Cisco Systems, Inc.*	242,621	6,567,750
Other Securities	148,478	3,371,688
		9,939,438
Computer Software — 4.3%
Microsoft Corp.	391,700	13,944,520
Oracle Corp.*	207,260	4,679,931
Other Securities	285,378	7,504,465
		26,128,916

	SHARES	VALUE†
Computers — 3.3%
Apple Computer, Inc.*	32,400	$6,417,792
Dell, Inc.*	90,900	2,227,959
Hewlett-Packard Co.	108,801	5,492,274
International Business Machines Corp.	48,400	5,232,040
Other Securities	36,000	652,680
		20,022,745
Construction Materials — 0.1%
Other Securities	9,593	430,200
Consumer Products — 2.4%
Procter & Gamble Co.	126,205	9,265,971
Other Securities	112,355	5,017,157
		14,283,128
Containers & Glass — 0.1%
Other Securities	13,300	495,249
Containers - Paper/Plastic — 0.1%
Other Securities	25,200	478,741
Distribution/Wholesale — 0.2%
Other Securities	24,680	1,070,665
Diversified Operations — 2.0%
3M Co.	28,600	2,411,552
Other Securities	197,484	9,339,786
		11,751,338
Education — 0.1%
Other Securities	19,150	882,204
Electric Utilities — 0.1%
Other Securities	30,777	600,087
Electrical Equipment — 2.8%
General Electric Co.	416,799	15,450,739
Other Securities	51,650	1,224,287
		16,675,026
Electronics — 2.4%
Other Securities	646,185	14,733,869
Energy — 2.1%
ChevronTexaco Corp.	87,247	8,142,763
Other Securities	88,560	4,380,385
		12,523,148
Environmental Services — 0.0%
Other Securities	7,231	205,592
Facility Services — 0.0%
Other Securities	1,800	36,702
Financial Services — 7.0%
American Express Co.	47,600	2,476,152
Citigroup, Inc.	193,789	5,705,148
J.P. Morgan Chase & Co.	138,508	6,045,874
Morgan Stanley	42,600	2,262,486
The Goldman Sachs Group, Inc.	12,500	2,688,125
Wells Fargo & Co.	136,574	4,123,169
Other Securities	488,766	18,616,205
		41,917,159

See notes to financial statements.

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Beverages — 3.9%
Coca-Cola Co.	93,800	$5,756,506
PepsiCo, Inc.	65,690	4,985,871
Other Securities	363,406	12,918,712
		23,661,089
Forest & Paper Products — 0.5%
Other Securities	81,074	2,874,377
Funeral Services — 0.0%
Other Securities	14,710	191,226
Health Care - Biotechnology — 1.9%
Amgen, Inc.*	46,622	2,165,126
Medtronic, Inc.	46,000	2,312,420
Other Securities	149,613	6,753,358
		11,230,904
Health Care - Drugs — 3.4%
Abbott Laboratories	61,800	3,470,070
Eli Lilly & Co.	45,300	2,418,567
Pfizer, Inc.	283,575	6,445,660
Wyeth	53,800	2,377,422
Other Securities	211,997	5,730,196
		20,441,915
Health Care - Products — 3.6%
Johnson & Johnson	116,012	7,738,000
Merck & Co., Inc.	86,800	5,043,948
Other Securities	237,109	9,124,223
		21,906,171
Health Care - Services — 2.4%
UnitedHealth Group, Inc.	51,414	2,992,295
Other Securities	221,480	11,174,397
		14,166,692
Hotels & Restaurants — 0.1%
Other Securities	12,909	754,489
Household Appliances & Home Furnishings — 0.0%
Other Securities	5,767	235,424
Household Products — 0.1%
Other Securities	6,600	328,230
Instruments - Scientific — 0.1%
Other Securities	18,900	884,151
Insurance — 4.1%
American International Group, Inc.	104,145	6,071,653
Other Securities	421,653	18,676,564
		24,748,217
Internet Services — 1.0%
Other Securities	270,563	6,290,718
Leisure — 0.6%
Other Securities	79,748	3,412,639

	SHARES	VALUE†
Machinery — 1.1%
Other Securities	98,435	$6,622,668
Manufacturing — 0.3%
Other Securities	53,294	2,085,838
Metals & Mining — 0.9%
Other Securities	126,049	5,492,696
Multimedia — 1.9%
Time Warner, Inc.	152,600	2,519,426
Walt Disney Co.	83,440	2,693,443
Other Securities	259,801	6,346,652
		11,559,521
Office Equipment — 0.2%
Other Securities	54,700	1,116,761
Office Furnishings & Supplies — 0.1%
Other Securities	19,669	555,904
Oil & Gas — 9.4%
ConocoPhillips	65,878	5,817,027
Exxon Mobil Corp.	223,264	20,917,604
Occidental Petroleum Corp.	33,480	2,577,625
Other Securities	558,638	27,194,530
		56,506,786
Paper & Related Products — 0.1%
Other Securities	16,158	393,759
Personal Care — 0.0%
Other Securities	19,702	80,471
Photo Equipment & Supplies — 0.0%
Other Securities	10,900	238,383
Printing — 0.1%
Other Securities	10,800	347,072
Publishing — 0.1%
Other Securities	18,125	332,598
Real Estate — 0.1%
Other Securities	22,533	620,577
Restaurants — 0.8%
McDonald's Corp.	49,500	2,916,045
Other Securities	74,280	1,959,440
		4,875,485
Retail - Food — 0.4%
Other Securities	67,492	2,175,138
Retail - General — 2.3%
CVS Corp.	59,156	2,351,451
Wal-Mart Stores, Inc.	166,700	7,923,251
Other Securities	83,725	3,411,699
		13,686,401
Retail - Specialty — 3.1%
Other Securities	620,756	18,593,228
Steel — 0.4%
Other Securities	37,300	2,338,548

See notes to financial statements.

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Telecommunications — 4.4%
AT&T, Inc.	249,743	$10,379,319
QUALCOMM, Inc.	62,684	2,466,615
Verizon Communications, Inc.	117,752	5,144,585
Other Securities	499,135	8,304,257
		26,294,776
Textile & Apparel — 0.4%
Other Securities	63,161	2,250,660
Tires & Rubber — 0.0%
Other Securities	8,900	222,058
Tobacco — 1.1%
Altria Group, Inc.	75,100	5,676,058
Other Securities	22,400	1,208,538
		6,884,596
Tools - Hand Held — 0.1%
Other Securities	6,400	315,656
Transportation — 1.3%
Other Securities	135,454	7,885,442
Utilities — 3.0%
Exelon Corp.	26,800	2,187,952
Other Securities	414,479	16,100,330
		18,288,282
Waste Management — 0.2%
Other Securities	49,425	1,344,388
TOTAL COMMON STOCKS (Identified Cost $443,477,679)		575,854,141
MUTUAL FUNDS — 3.9%
Other — 3.9%
DFA U.S. MicroCap Portfolio	1,741,049	23,451,933
TOTAL MUTUAL FUNDS (Identified Cost $22,851,324)		23,451,933
SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	325,002	325,002
		325,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $325,003)		325,003
Total Investments — 99.8% (Identified Cost $466,654,006)#		599,631,077
Cash and Other Assets, Less liabilities — 0.2%		936,488
Net Assets — 100.0%		$600,567,565

  †  See Note 1.

  *  Non-income producing security.

  #  At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $466,654,006. Net unrealized appreciation aggregated $132,977,071 of which $164,924,091 related to appreciated investment securities and $31,947,020 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.9%
Aerospace/Defense — 2.6%
Northrop Grumman Corp.	92,033	$7,237,475
Raytheon Co.	33,730	2,047,411
Other Securities	516	25,903
		9,310,789
Agricultural Operations — 0.4%
Other Securities	22,576	1,534,717
Airlines — 0.7%
Southwest Airlines Co.	164,300	2,004,460
Other Securities	14,700	524,202
		2,528,662
Auto & Related — 1.7%
Ford Motor Co.*	326,100	2,194,653
General Motors Corp.	134,500	3,347,705
Other Securities	37,347	604,937
		6,147,295
Banks/Savings & Loans — 4.2%
Bank of America Corp.	191,259	7,891,346
Other Securities	337,689	7,007,787
		14,899,133
Broadcasting — 5.4%
Clear Channel Communications, Inc.	97,472	3,364,734
Comcast Corp., Class A*	395,223	7,216,772
Liberty Media Holding Corp. — Capital, Series A*	32,263	3,758,317
Other Securities	191,381	4,584,787
		18,924,610
Building & Construction — 0.3%
Other Securities	41,100	1,137,136
Business Services — 0.5%
Electronic Data Systems Corp.	90,400	1,873,992
Chemicals — 0.5%
Other Securities	78,492	1,646,697
Commercial Services — 0.2%
Other Securities	29,584	651,504
Computer Equipment — 0.3%
Other Securities	46,460	913,788
Computer Services — 1.2%
Computer Sciences Corp.*	45,661	2,258,849
Other Securities	143,825	1,870,707
		4,129,556
Computer Software — 0.3%
Other Securities	105,400	1,020,224
Containers - Paper/Plastic — 0.0%
Other Securities	5,800	158,804
Diversified Operations — 0.1%
Other Securities	15,700	445,432

	SHARES	VALUE†
Electronics — 2.0%
Other Securities	560,722	$6,884,627
Financial Services — 7.7%
Capital One Financial Corp.	53,063	2,507,758
J.P. Morgan Chase & Co.	170,400	7,437,960
Janus Capital Group, Inc.	52,900	1,737,765
Prudential Financial, Inc.	73,000	6,791,920
Other Securities	237,200	8,684,489
		27,159,892
Food & Beverages — 4.8%
Archer-Daniels-Midland Co.	90,196	4,187,800
Coca-Cola Enterprises, Inc.	118,521	3,085,102
Kraft Foods, Inc., Class A	122,000	3,980,860
Other Securities	221,907	5,774,926
		17,028,688
Forest & Paper Products — 1.9%
Weyerhaeuser Co.	49,024	3,615,030
Other Securities	253,094	2,963,183
		6,578,213
Funeral Services — 0.2%
Other Securities	40,300	566,215
Health Care - Drugs — 0.5%
Other Securities	93,900	1,660,766
Health Care - Products — 0.3%
Other Securities	12,600	1,176,966
Health Care - Services — 0.9%
Other Securities	140,078	3,003,448
Hotels & Restaurants — 0.2%
Other Securities	28,094	661,895
Household Appliances & Home Furnishings — 0.0%
Other Securities	640	52,243
Insurance — 20.6%
Allstate Corp.	105,400	5,505,042
American International Group, Inc.	119,133	6,945,454
Chubb Corp.	57,000	3,111,060
Cincinnati Financial Corp.	46,756	1,848,732
CNA Financial Corp.	60,752	2,048,557
Hartford Financial Services Group, Inc.	46,300	4,036,897
Lincoln National Corp.	33,200	1,932,904
Loews Corp.	135,700	6,831,138
MetLife, Inc.	182,000	11,214,840
Principal Financial Group, Inc.	52,500	3,614,100
The Travelers Companies, Inc.	177,500	9,549,500
UnumProvident Corp.	76,300	1,815,177
Other Securities	360,779	14,267,605
		72,721,006
Internet Services — 2.1%
IAC/InterActiveCorp*	72,349	1,947,635
Liberty Media Holding Corp. — Interactive, Class A*	149,737	2,856,982
Other Securities	184,049	2,573,570
		7,378,187

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure — 0.3%
Other Securities	26,163	$1,138,916
Manufacturing — 0.1%
Other Securities	11,589	202,112
Metals & Mining — 0.2%
Other Securities	15,466	558,051
Multimedia — 5.6%
CBS Corp., Class B	189,495	5,163,739
Time Warner, Inc.	701,100	11,575,161
Other Securities	111,812	3,171,754
		19,910,654
Office Equipment — 0.2%
Other Securities	55,309	784,503
Office Furnishings & Supplies — 0.1%
Other Securities	15,900	328,494
Oil & Gas — 12.6%
Anadarko Petroleum Corp.	115,252	7,570,904
Apache Corp.	54,282	5,837,486
Chesapeake Energy Corp.	117,906	4,621,915
ConocoPhillips	86,368	7,626,295
Devon Energy Corp.	48,300	4,294,353
Hess Corp.	47,754	4,816,469
Pioneer Natural Resources Co.	44,276	2,162,440
Valero Energy Corp.	29,768	2,084,653
Other Securities	117,743	5,465,547
		44,480,062
Paper & Related Products — 0.6%
Other Securities	78,481	1,935,982
Printing — 0.1%
Other Securities	11,589	437,369
Retail - Food — 0.4%
Other Securities	32,652	1,225,103
Retail - General — 0.1%
Other Securities	19,000	356,820
Retail - Specialty — 1.2%
Macy's, Inc.	79,666	2,060,959
Other Securities	141,100	2,159,115
		4,220,074
Steel — 0.1%
Other Securities	12,200	417,775
Telecommunications — 8.1%
AT&T, Inc.	339,882	14,125,496
Verizon Communications, Inc.	225,720	9,861,707
Other Securities	236,505	4,706,527
		28,693,730
Textile & Apparel — 0.3%
Other Securities	31,800	1,221,084

	SHARES	VALUE†
Tires & Rubber — 0.1%
Other Securities	6,977	$170,119
Transportation — 7.9%
Burlington Northern Santa Fe Corp.	58,300	4,852,309
CSX Corp.	117,500	5,167,650
Norfolk Southern Corp.	107,200	5,407,168
Union Pacific Corp.	72,800	9,145,136
Other Securities	82,300	3,429,259
		28,001,522
Waste Management — 0.3%
Other Securities	93,812	1,033,808
TOTAL COMMON STOCKS (Identified Cost $283,460,272)		345,310,663
SHORT-TERM INVESTMENTS — 1.9%
Other — 1.9%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	6,929,579	6,929,579
		6,929,580
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,929,580)		6,929,580
Total Investments — 99.8% (Identified Cost $290,389,852)#		352,240,243
Cash and Other Assets, Less liabilities — 0.2%		587,428
Net Assets — 100.0%		$352,827,671

  †  See Note 1.

  *  Non-income producing security.

  #  At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $290,389,852. Net unrealized appreciation aggregated $61,850,391 of which $86,965,698 related to appreciated investment securities and $25,115,307 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Advertising — 0.3%
Other Securities	63,450	$963,640
Aerospace/Defense — 1.9%
Curtiss-Wright Corp.	9,700	486,940
Teledyne Technologies, Inc.*	16,900	901,277
Other Securities	162,605	4,087,197
		5,475,414
Agricultural Operations — 0.1%
Other Securities	8,389	301,614
Airlines — 0.5%
Other Securities	154,750	1,460,344
Auto & Related — 1.3%
Other Securities	291,111	3,809,112
Banks/Savings & Loans — 7.4%
Other Securities	1,184,741	21,873,645
Broadcasting — 0.7%
Other Securities	473,398	2,103,922
Building & Construction — 1.3%
Other Securities	212,959	3,931,651
Business Services — 2.8%
FTI Consulting, Inc.*	8,375	516,235
Tetra Tech, Inc.*	23,400	503,100
Other Securities	508,967	7,165,927
		8,185,262
Chemicals — 2.1%
UAP Holding Corp.	14,112	544,723
Other Securities	292,929	5,732,527
		6,277,250
Commercial Services — 2.2%
ITC Holdings Corp.	9,760	550,659
Other Securities	342,006	5,919,872
		6,470,531
Communication Services — 0.1%
Other Securities	48,020	289,725
Communications Equipment — 1.3%
Sonus Networks, Inc.(a)*	121,400	707,762
Other Securities	449,910	3,116,835
		3,824,597
Computer Equipment — 2.0%
Semtech Corp.*	35,200	546,304
Sigma Designs, Inc.(a)*	11,000	607,200
Synaptics, Inc.(a)*	12,000	493,920
Other Securities	459,283	4,169,367
		5,816,791
Computer Services — 1.8%
NETGEAR, Inc.*	16,800	599,256
Syntel, Inc.(a)	14,400	554,688

	SHARES	VALUE†
Other Securities	340,237	$4,043,019
		5,196,963
Computer Software — 3.7%
Lawson Software, Inc.*	47,000	481,280
Other Securities	885,698	10,474,139
		10,955,419
Computers — 0.0%
Other Securities	10,366	31,896
Construction Materials — 0.1%
Other Securities	23,550	352,473
Consumer Products — 0.6%
Other Securities	104,813	1,667,174
Containers & Glass — 0.1%
Other Securities	7,902	410,430
Containers - Paper/Plastic — 0.2%
Other Securities	66,800	484,143
Cosmetics & Toiletries — 0.0%
Other Securities	10,097	109,427
Distribution/Wholesale — 1.2%
Central European Distribution Corp.(a)*	9,225	535,788
LKQ Corp.(a)*	34,200	718,884
Other Securities	111,647	2,320,609
		3,575,281
Diversified Operations — 2.4%
Other Securities	245,770	7,117,141
Education — 0.6%
Other Securities	96,671	1,613,706
Electric Utilities — 0.3%
Portland General Electric Co.	17,100	475,038
Other Securities	14,000	403,508
		878,546
Electrical Equipment — 1.2%
Other Securities	294,842	3,585,636
Electronics — 5.8%
Skyworks Solutions, Inc.*	78,500	667,250
Tessera Technologies, Inc.*	11,500	478,400
Other Securities	1,588,207	16,039,176
		17,184,826
Energy — 0.3%
Other Securities	127,699	988,622
Environmental Services — 0.6%
Compagnie Generale de Geophysique-Veritas*	8,641	484,328
Other Securities	68,467	1,298,894
		1,783,222
Facility Services — 0.1%
Other Securities	11,898	242,600

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services — 2.5%
Investment Technology Group, Inc.*	10,200	$485,418
optionsXpress Holdings, Inc.(a)	14,500	490,390
Other Securities	386,767	6,264,893
		7,240,701
Food & Beverages — 1.5%
Other Securities	221,363	4,517,401
Forest & Paper Products — 0.2%
Other Securities	47,200	719,902
Funeral Services — 0.1%
Other Securities	24,100	214,100
Health Care - Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.(a)*	6,800	510,204
Regeneron Pharmaceuticals, Inc.*	21,900	528,885
Other Securities	1,113,607	8,051,744
		9,090,833
Health Care - Drugs — 3.4%
Adams Respiratory Therapeutics, Inc.(a)*	8,200	489,868
Onyx Pharmaceuticals, Inc.(a)*	13,000	723,060
Pharmion Corp.*	8,900	559,454
United Therapeutics Corp.*	5,000	488,250
Other Securities	935,616	7,711,779
		9,972,411
Health Care - Products — 4.6%
MGI Pharma, Inc.*	18,326	742,753
PSS World Medical, Inc.(a)*	25,900	506,863
Ventana Medical Systems, Inc.*	7,200	628,056
Other Securities	936,509	11,779,594
		13,657,266
Health Care - Services — 3.7%
Healthways, Inc.(a)*	8,100	473,364
Magellan Health Services, Inc.*	11,300	526,919
PAREXEL International Corp.*	10,800	521,640
Other Securities	517,585	9,507,774
		11,029,697
Household Appliances & Home Furnishings — 0.2%
Other Securities	36,101	528,620
Household Products — 0.2%
Other Securities	40,307	513,526
Instruments - Scientific — 0.8%
Other Securities	162,809	2,438,601
Insurance — 2.6%
ProAssurance Corp.*	13,200	724,944
Other Securities	327,554	6,998,361
		7,723,305
Internet Services — 2.6%
Other Securities	835,708	7,555,894

	SHARES	VALUE†
Leisure — 1.6%
Bally Technologies, Inc.(a)*	13,500	$671,220
Other Securities	262,715	4,091,763
		4,762,983
Machinery — 2.4%
Dril-Quip, Inc.*	9,700	539,902
Robbins & Myers, Inc.	8,300	627,729
Woodward Governor Co.	7,500	509,625
Other Securities	203,456	5,265,015
		6,942,271
Manufacturing — 1.8%
Nordson Corp.	8,100	469,476
Varian, Inc.*	7,400	483,220
Other Securities	197,433	4,466,218
		5,418,914
Metals & Mining — 2.5%
Alpha Natural Resources, Inc.*	15,730	510,910
Century Aluminum Co.(a)*	9,600	517,824
Foundation Coal Holdings, Inc.	10,400	546,000
Massey Energy Co.	19,500	697,125
Other Securities	297,521	5,092,410
		7,364,269
Multimedia — 0.6%
Other Securities	203,243	1,650,016
Office Equipment — 0.1%
Other Securities	36,250	423,597
Office Furnishings & Supplies — 0.5%
Other Securities	75,627	1,535,520
Oil & Gas — 6.2%
Exterran Holdings, Inc.*	7,975	652,355
Mariner Energy, Inc.*	20,900	478,192
RPC, Inc.(a)	47,850	560,323
Whiting Petroleum Corp.*	9,780	563,915
Other Securities	1,025,323	16,087,284
		18,342,069
Paper & Related Products — 0.2%
Other Securities	39,419	554,123
Personal Care — 0.3%
Other Securities	126,249	931,750
Photo Equipment & Supplies — 0.0%
Other Securities	2,540	115,206
Printing — 0.2%
Other Securities	35,700	627,134
Publishing — 0.5%
Other Securities	116,192	1,317,684
Real Estate — 0.2%
Other Securities	46,950	710,946
Restaurants — 1.1%
Other Securities	195,424	3,331,866

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Food — 0.5%
Other Securities	46,203	$1,439,661
Retail - General — 0.5%
Other Securities	75,997	1,340,113
Retail - Specialty — 3.1%
Aeropostale, Inc.*	18,625	493,562
Other Securities	646,709	8,494,734
		8,988,296
Steel — 0.5%
Other Securities	53,550	1,489,386
Telecommunications — 2.7%
Other Securities	795,140	7,872,371
Textile & Apparel — 1.2%
Other Securities	218,967	3,518,941
Tires & Rubber — 0.1%
Other Securities	14,700	243,726
Tobacco — 0.0%
Other Securities	23,000	93,610
Transportation — 1.7%
Other Securities	228,332	5,071,426
Utilities — 2.1%
Ormat Technologies, Inc.(a)	8,800	484,088
Other Securities	201,767	5,577,584
		6,061,672
Waste Management — 0.3%
Other Securities	89,441	1,017,150
TOTAL COMMON STOCKS (Identified Cost $275,822,615)		293,327,960
RIGHTS & WARRANTS — 0.0%
Health Care - Drugs — 0.0%
Other Securities	4,730	0
Health Care - Products — 0.0%
Other Securities	404	465
Retail - Specialty — 0.0%
Other Securities	3,600	0
TOTAL RIGHTS & WARRANTS (Identified Cost $433)		465
SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,117,002	1,117,002
		1,117,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,117,003)		1,117,003

	SHARES/ PAR	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 41.0%
Short Term — 41.0%
State Street Navigator Prime Portfolio	119,822,080	$119,822,080
Federal Home Loan Mortgage Corp., 6.010% due 04/11/17	9,451	9,591
Federal Home Loan Mortgage Corp., 4.875% due 03/05/08	5	5
Federal Home Loan Mortgage Corp., 4.000% due 02/06/09	3,911	4,022
Federal Home Loan Mortgage Corp. Discount Note, .0100% due 01/25/08	2	2
Federal Home Loan Mortgage Corp. Discount Note, .0100% due 02/04/08	19,330	19,253
Federal Home Loan Bank, 4.600% due 11/28/08	2,360	2,361
Federal Home Loan Bank Discount Note, .0100% due 05/02/08	119,888	118,172
Federal National Mortgage Association Discount Note, .0100% due 01/25/08	15,460	15,415
Federal National Mortgage Association Discount Note, .0100% due 03/03/08	162	161
Federal National Mortgage Association Discount Note, .0100% due 03/28/08	942	932
Federal National Mortgage Association, 5.500% due 01/23/12	13,278	13,617
Federal National Mortgage Association, 5.200% due 09/18/12	13,324	13,603
Federal National Mortgage Association, 5.125% due 07/13/09	691	722
Federal National Mortgage Association, 5.000% due 10/15/11	31,042	32,531
Federal National Mortgage Association, 5.000% due 02/16/12	1,977	2,089
Federal National Mortgage Association, 3.750% due 07/25/08	383,173	381,917
U.S. Treasury Bond, 12.000% due 08/15/13	108	119
U.S. Treasury Bond, 8.875% due 08/15/17	3,226	4,527
U.S. Treasury Bond, 8.750% due 08/15/20	177	256
U.S. Treasury Bond, 8.000% due 11/15/21	22	30
U.S. Treasury Bond, 7.875% due 02/15/21	1	1
U.S. Treasury Bond, 3.875% due 04/15/29	28,770	48,834
U.S. Treasury Note, 3.625% due 10/31/09	199,517	202,519
U.S. Treasury Note, 2.625% due 07/15/17	0	1
U.S. Treasury Note, 2.500% due 07/15/16	17,422	18,700
U.S. Treasury Note, 2.375% due 04/15/11	39	43

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	PAR	VALUE†
COLLATERAL FOR SECURITIES ON LOAN (Continued)
Short Term (Continued)
U.S. Treasury Note, 2.375% due 01/15/17	8,088	$8,954
U.S. Treasury Bond, 2.375% due 01/15/25	657	775
U.S. Treasury Bond, 2.375% due 01/15/27	17,677	18,707
U.S. Treasury Note, 2.000% due 01/15/14	4	5
U.S. Treasury Note, 2.000% due 01/15/16	11	12
U.S. Treasury Bond, 2.000% due 01/15/26	3,984	4,231
U.S. Treasury Note, 1.875% due 07/15/13	224,917	266,280
U.S. Treasury Note, 1.875% due 07/15/15	1,450	1,603
U.S. Treasury Note, .875% due 04/15/10	22,315	24,592
U.S. Treasury Strip, .0100% due 11/15/27	6	2
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $121,036,664)		121,036,664
Total Investments — 140.8% (Identified Cost $397,976,715)#		415,482,092
Cash and Other Assets, Less liabilities — (40.8)%		(120,392,167)
Net Assets — 100.0%		$295,089,925

  †  See Note 1.

  *  Non-income producing security.

  #  At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $397,976,715. Net unrealized appreciation aggregated $17,505,377 of which $63,566,421 related to appreciated investment securities and $46,061,044 related to depreciated investment securities.

  (a)  A portion or all of the security was held on loan. As of December 31, 2007, the market value of the securities loaned was $117,478,209.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Australia — 5.1%
Australia & New Zealand Banking Group Ltd.(a)	275,523	$6,643,206
Commonwealth Bank of Australia	157,633	8,180,013
National Australia Bank Ltd.	259,836	8,621,758
Other Securities	2,583,968	15,539,935
		38,984,912
Austria — 0.3%
Other Securities	31,829	2,139,100
Belgium — 0.9%
Dexia	163,226	4,111,847
Other Securities	26,269	2,456,473
		6,568,320
Canada — 5.4%
Barrick Gold Corp.	146,100	6,184,769
Sun Life Financial, Inc.(a)	137,520	7,762,540
Other Securities	767,514	26,580,137
		40,527,446
Denmark — 1.1%
Other Securities	118,895	8,528,568
Finland — 1.0%
Other Securities	280,638	7,295,771
France — 9.5%
Axa(a)	259,150	10,377,806
BNP Paribas SA(a)	157,621	17,103,986
Compagnie de Saint-Gobain(a)	46,018	4,338,928
France Telecom SA	134,090	4,826,661
Lafarge SA(a)	25,195	4,586,126
Renault SA	33,276	4,719,652
Vivendi Universal SA(a)	179,479	8,234,342
Other Securities	294,164	17,478,010
		71,665,511
Germany — 15.7%
Allianz AG(a)	67,381	14,575,207
Bayerische Motoren Werke AG	78,074	4,834,173
Commerzbank AG	104,017	3,993,570
DaimlerChrysler AG	203,087	19,745,407
Deutsche Bank AG	86,194	11,266,185
Deutsche Telekom AG(a)	580,696	12,752,081
E. On AG	97,638	20,783,215
Muenchener Rueckversicherungs- Gesellschaft AG	50,969	9,906,588
Volkswagen AG(a)	53,293	12,162,851
Other Securities	289,159	8,678,950
		118,698,227
Greece — 0.4%
Other Securities	74,324	3,278,309
Hong Kong — 3.5%
Cheung Kong (Holdings) Ltd.(a)	332,000	6,144,048
Hutchison Whampoa Ltd.	341,000	3,870,329

	SHARES	VALUE†
Sun Hung Kai Properties Ltd.	242,000	$5,133,352
Other Securities	2,596,207	11,020,839
		26,168,568
Ireland — 1.1%
Other Securities	363,010	8,074,681
Italy — 2.6%
Telecom Italia SpA	1,818,931	5,651,158
UniCredito Italiano SpA	495,467	4,114,579
Other Securities	652,845	9,731,004
		19,496,741
Japan — 10.8%
Fuji Photo Film	95,000	4,022,289
Hitachi Ltd.	619,000	4,615,557
Matsushita Electric Industrial Co., Ltd.	325,000	6,734,771
Millea Holdings, Inc.	136,500	4,606,409
Other Securities	7,162,382	62,137,497
		82,116,523
Netherlands — 4.5%
Aegon NV	328,127	5,800,035
ING Groep NV	313,953	12,278,653
Koninklijke (Royal) Philips Electronics NV	204,928	8,844,636
Other Securities	263,362	7,431,669
		34,354,993
New Zealand — 0.1%
Other Securities	175,064	692,321
Norway — 1.0%
Other Securities	477,513	7,498,266
Portugal — 0.2%
Other Securities	128,969	1,477,860
Singapore — 1.1%
Other Securities	1,410,654	8,505,800
Spain — 5.5%
Banco Santander Central Hispano SA	1,207,886	26,118,993
Repsol-YPF SA	167,543	5,972,034
Other Securities	467,838	9,876,629
		41,967,656
Sweden — 2.7%
Nordea AB	401,950	6,716,580
Other Securities	840,950	13,553,870
		20,270,450
Switzerland — 6.0%
Credit Suisse Group	239,579	14,410,926
Holcim Ltd.	38,754	4,152,153
Swiss Re	58,277	4,141,134
Syngenta AG	15,535	3,958,705
Zurich Financial Services	27,475	8,069,105
Other Securities	155,945	11,070,335
		45,802,358

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom — 20.8%
Aviva Plc	627,404	$8,405,169
Barclays Plc	668,426	6,706,068
HBOS Plc	902,200	13,200,009
HSBC Holdings Plc	496,882	8,328,167
Royal Bank of Scotland Group Plc	2,104,432	18,599,529
Royal Dutch Shell Plc	161,988	6,739,275
Vodafone Group Plc	10,893,390	40,723,277
Xstrata	80,556	5,692,595
Other Securities	8,289,341	48,709,991
		157,104,080
TOTAL COMMON STOCKS (Identified Cost $513,699,628)		751,216,461
RIGHTS & WARRANTS — 0.0%
Hong Kong — 0.0%
Other Securities	34,250	47,000
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		47,000
SHORT-TERM INVESTMENTS — 0.4%
United States — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	2	2
SSgA Money Market Fund	3,411,000	3,411,000
		3,411,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,411,002)		3,411,002
	SHARES/ PAR	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 10.6%
Short Term — 10.6%
State Street Navigator Prime Portfolio	79,946,835	79,946,835
Federal Home Loan Bank, 5.000% due 02/29/08	1,472	1,499
Federal Home Loan Bank, 4.875% due 03/05/08	789	803
Federal Home Loan Mortgage Corp., 4.750% due 03/05/09	216	222
Federal Home Loan Mortgage Corp., 5.125% due 08/23/10	18	19
Federal Home Loan Mortgage Corp., 6.625% due 09/15/09	244,309	260,841
U.S. Treasury Bond, 2.375% due 01/15/25	106	125

	PAR	VALUE†
U.S. Treasury Bond, 2.375% due 01/15/27	42	$45
U.S. Treasury Bond, 3.625% due 04/15/28	915	1,512
U.S. Treasury Bond, 3.875% due 04/15/29	502	852
U.S. Treasury Bond, 6.000% due 02/15/26	216	258
U.S. Treasury Bond, 6.125% due 11/15/27	11,820	14,309
U.S. Treasury Bond, 6.625% due 02/15/27	1	2
U.S. Treasury Bond, 7.625% due 02/15/25	2	3
U.S. Treasury Bond, 7.875% due 02/15/21	3,850	5,267
U.S. Treasury Bond, 8.000% due 11/15/21	10,722	14,703
U.S. Treasury Bond, 8.125% due 08/15/19	23,962	32,886
U.S. Treasury Bond, 8.125% due 08/15/21	3,118	4,369
U.S Treasury Bond, 8.875% due 02/15/19	1,091	1,564
U.S. Treasury Bond, 8.750% due 08/15/20	126	182
U.S. Treasury Bond, 11.750% due 11/15/14	3,535	4,138
U.S. Treasury Note, .875% due 04/15/10	25,937	28,585
U.S. Treasury Note, 1.875% due 07/15/13	12,009	14,217
U.S. Treasury Note, 1.875% due 07/15/15	223,579	247,199
U.S. Treasury Note, 2.000% due 04/15/12	3,823	4,101
U.S. Treasury Note, 2.000% due 07/15/14	4,372	5,056
U.S. Treasury Note, 2.000% due 01/15/16	718	784
U.S. Treasury Note, 2.375% due 04/15/11	183	201
U.S. Treasury Note, 2.375% due 01/15/17	7,645	8,463
U.S. Treasury Note, 2.500% due 07/15/16	158	169
U.S. Treasury Note, 3.000% due 07/15/12	225	287
U.S. Treasury Note, 3.625% due 01/15/08	70	93
U.S. Treasury Note, 3.875% due 01/15/09	738	986
U.S. Treasury Note, 4.250% due 01/15/10	1,896	2,561

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	PAR	VALUE†
COLLATERAL FOR SECURITIES ON LOAN (Continued)
Short Term (Continued)
U.S. Treasury Strip .010% due 02/15/23	4,876	$2,408
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $80,605,544)		80,605,544
Total Investments — 110.3% (Identified Cost $597,716,174)#		835,280,007
Cash and Other Assets, Less liabilities — (10.3)%		(78,393,188)
Net Assets — 100.0%		$756,886,819

  †  See Note 1.

  #  At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $597,716,174. Net unrealized appreciation aggregated $237,563,833 of which $254,294,893 related to appreciated investment securities and $16,731,060 related to depreciated investment securities.

  (a)  A portion or all of the security was held on loan. As of December 31, 2007, the market value of the securities loaned was $76,619,132.

Ten Largest Industry Holdings December 31, 2007

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	21.4%
Financial Services	13.3%
Telecommunications	9.7%
Insurance	9.4%
Auto & Related	4.5%
Building & Construction	4.2%
Oil & Gas	3.8%
Electronics	3.2%
Utilities	3.0%
Automobiles	2.5%

Country Weightings (% of portfolio
market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small Company Portfolio	14,367,481	$270,108,639
TOTAL MUTUAL FUNDS (Identified Cost $183,525,742)		270,108,639
Total Investments — 99.9% (Identified Cost $183,525,742)#		270,108,639
Cash and Other Assets, Less liabilities — 0.1%		199,837
Net Assets — 100.0%		$270,308,476

  †  See Note 1.

  #  At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $183,525,742. Net unrealized appreciation aggregated $86,582,897 which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 94.6%
Brazil — 5.4%
Aracruz Celulose SA, ADR	3,900	$289,965
Gerdau SA, ADR	28,400	823,884
Perdigao SA, ADR	5,200	256,048
Sadia SA, ADR	4,300	245,960
Votorantim Celulose e Papel SA, ADR	8,900	265,309
Other Securities	14,400	317,968
		2,199,134
Chile — 4.9%
Empresas CMPC SA	8,465	319,594
Empresas Copec SA	28,567	510,586
Enersis SA, ADR	29,100	466,473
Other Securities	600,528	667,274
		1,963,927
China — 8.9%
Bank of China Ltd., H Shares	1,051,000	508,153
China Unicom Ltd.	14,400	322,560
Citic Pacific Ltd.	47,000	260,093
PetroChina Co., Ltd., ADR	2,300	403,581
Other Securities	2,533,425	2,104,016
		3,598,403
Czech Republic — 1.2%
Telefonica O2 Czech Republic AS	11,037	330,756
Other Securities	7,412	138,857
		469,613
Hungary — 2.3%
Egis Gyogyszergyar Nyrt.	2,283	247,501
MOL Hungarian Oil and Gas Nyrt.	2,700	382,496
Other Securities	22,306	297,812
		927,809
India — 7.4%
ICICI Bank Ltd., ADR	24,400	1,500,600
Reliance Industries Ltd., GDR, 144A	7,815	1,154,666
Other Securities	14,200	331,972
		2,987,238
Indonesia — 2.8%
PT Astra International Tbk	216,000	627,820
Other Securities	1,987,000	498,402
		1,126,222
Israel — 3.3%
Bank Hapoalim B.M.	86,637	432,622
Bank Leumi Le-Israel	78,549	381,623
Other Securities	26,921	508,920
		1,323,165
Korea — 11.7%
Hyundai Motor Co.*	5,441	416,191
Kookmin Bank, ADR*	4,700	344,604
Samsung Corp.*	3,630	279,216

	SHARES	VALUE†
Samsung Electronics Co., Ltd.	500	$296,993
Samsung Electronics Co., Ltd., GDR, 144A	1,000	292,750
Shinhan Financial Group Co., Ltd., ADR*	4,103	470,450
Other Securities	57,516	2,609,517
		4,709,721
Malaysia — 4.7%
MISC Berhad	67,700	202,670
Other Securities	1,334,412	1,710,423
		1,913,093
Mexico — 10.3%
Alfa, SAB	31,400	202,826
Cemex SAB de CV, ADR*	52,853	1,366,250
Empresas ICA SAB de CV, ADR*	8,400	221,760
Fomento Economico Mexicano, SAB de CV	20,700	790,119
Grupo Aeroportuario del Pacifico SA de CV, ADR	5,600	249,928
Grupo Financiero Inbursa, SA de CV	181,900	499,986
Other Securities	149,800	833,482
		4,164,351
Philippines — 0.7%
Other Securities	3,355,700	302,442
Poland — 3.4%
Bank Pekao SA	2,547	235,090
Polski Koncern Naftowy Orlen SA*	28,637	604,331
Other Securities	38,982	551,053
		1,390,474
South Africa — 11.0%
Aveng Ltd.	25,948	231,029
Gold Fields Ltd.	39,700	563,740
Mittal Steel South Africa Ltd.	13,819	276,002
Nedbank Group Ltd.	13,484	268,324
Sanlam Ltd.	161,255	536,781
Sasol, ADR	18,600	920,142
Other Securities	244,348	1,625,739
		4,421,757
Taiwan — 10.9%
China Development Financial Holding Corp.	520,270	205,320
Mega Financial Holding Co., Ltd.	580,000	356,750
United Microelectronics Corp.	734,295	456,182
Yulon Motor Co., Ltd.	212,111	203,384
Other Securities	6,201,367	3,191,924
		4,413,560
Thailand — 3.0%
Bangkok Bank, PCL	109,000	381,832
Other Securities	2,862,191	827,068
		1,208,900

See notes to financial statements.

SA Emerging Markets Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey — 2.7%
Eregli Demir ve Celik Fabrikalari TAS	23,839	$209,462
Turkiye Is Bankasi	75,756	474,990
Other Securities	137,163	387,905
		1,072,357
TOTAL COMMON STOCKS (Identified Cost $35,581,466)		38,192,166
PREFERRED STOCKS — 4.1%
Brazil — 4.1%
Metalurgica Gerdau SA	11,300	450,730
Usinas Siderurgicas de Minas Gerais SA, Class A	14,250	652,458
Other Securities	46,000	540,618
		1,643,806
TOTAL PREFERRED STOCKS (Identified Cost $1,221,032)		1,643,806
RIGHTS & WARRANTS — 0.0%
China — 0.0%
Other Securities	190	0
Malaysia — 0.0%
Other Securities	5,473	2,814
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		2,814
SHORT-TERM INVESTMENTS — 1.7%
Other — 1.7%
SSgA Government Money Market Fund	83	83
SSgA Money Market Fund	687,544	687,544
		687,627
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $687,627)		687,627
Total Investments — 100.4% (Identified Cost $37,490,125)#		40,526,413
Liabilities, Less Cash and Other Assets — (0.4%)		(171,659)
Net Assets — 100.0%		$40,354,754

  †  See Note 1.

  *  Non-income producing security.

  #  At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $37,490,125. Net unrealized appreciation aggregated $3,036,288 of which $5,100,007 related to appreciated investment securities and $2,063,719 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

144A — Securities exempt from registration under Rule 144A of the Securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Ten Largest Industry Holdings December 31, 2007

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	15.7%
Oil & Gas	10.9%
Diversified Operations	10.4%
Financial Services	7.2%
Steel	6.8%
Electronics	5.0%
Auto & Related	4.3%
Construction Materials	4.2%
Paper & Related Products	3.9%
Telecommunications	3.6%

Country Weightings (% of portfolio
market value)

See notes to financial statements.

SA Real Estate Securities Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.0%
Real Estate Investment Trusts — 97.0%
Alexander's, Inc.*	600	$211,950
Alexandria Real Estate Equities, Inc.	4,300	437,181
AMB Property Corp.	12,891	742,006
Apartment Investment & Management Co.	11,215	389,497
AvalonBay Communities, Inc.	10,716	1,008,804
BioMed Realty Trust, Inc.	7,900	183,043
Boston Properties, Inc.	14,411	1,323,074
Brandywine Realty Trust	9,800	175,714
BRE Properties, Inc.	6,750	273,577
Camden Property Trust	7,400	356,310
CBL & Associates Properties, Inc.	8,300	198,453
Corporate Office Properties Trust	5,800	182,700
DCT Industrial Trust, Inc.	18,991	176,806
Developers Diversified Realty Corp.	16,300	624,127
DiamondRock Hospitality Co.	12,124	181,617
Digital Realty Trust, Inc.	8,210	315,018
Douglas Emmett, Inc.	14,600	330,106
Duke Realty Corp.	18,211	474,943
Entertainment Properties Trust	3,700	173,900
Equity One, Inc.	9,800	225,694
Equity Residential	29,800	1,086,806
Essex Property Trust, Inc.	3,300	321,717
Federal Realty Investment Trust	7,451	612,100
First Industrial Realty Trust, Inc.	6,000	207,600
General Growth Properties, Inc.	26,806	1,103,871
Home Properties, Inc.	4,400	197,340
Hospitality Properties Trust	12,100	389,862
Host Hotels & Resorts, Inc.	57,472	979,323
HRPT Properties Trust	24,800	191,704
Kilroy Realty Corp.	4,300	236,328
Kimco Realty Corp.	27,831	1,013,048
LaSalle Hotel Properties	5,300	169,070
Liberty Property Trust	12,085	348,169
Mack-Cali Realty Corp.	9,000	306,000
Maguire Properties, Inc.	6,300	185,661
National Retail Properties, Inc.	8,800	205,744
Post Properties, Inc.	5,800	203,696
ProLogis	28,302	1,793,781
Public Storage	18,853	1,383,999
Realty Income Corp.	13,000	351,260
Regency Centers Corp.	8,900	573,961
Senior Housing Properties Trust	9,300	210,924
Simon Property Group, Inc.	24,571	2,134,237
SL Green Realty Corp.	7,900	738,334
Taubman Centers, Inc.	6,923	340,542
The Macerich Co.	9,528	677,060
UDR, Inc.	15,200	301,720
Vornado Realty Trust	18,937	1,665,509
Washington Real Estate Investment Trust	6,200	194,742
Weingarten Realty Investors	11,300	355,272
Other Securities	192,069	3,392,082
		29,855,982
TOTAL COMMON STOCKS (Identified Cost $36,495,997)		29,855,982

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 4.6%
Other — 4.6%
SSgA Government Money Market Fund	279	$279
SSgA Money Market Fund	1,415,253	1,415,253
		1,415,532
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,415,532)		1,415,532
Total Investments — 101.6% (Identified Cost $37,911,529)#		31,271,514
Liabilities, Less Cash and Other Assets — (1.6%)		(494,262)
Net Assets — 100.0%		$30,777,252

  †  See Note 1.

  *  Non-income producing security.

  #  At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $37,911,529. Net unrealized depreciation aggregated $6,640,015 of which $33,086 related to appreciated investment securities and $6,673,101 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2007 (Unaudited)

	SA U.S Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund
ASSETS
Investments in securities, at value	$80,223,733	$643,151,524	$599,631,077	$352,240,243	$415,482,092
Cash	154	833	160	326	354
Foreign currency, at value	—	147,438	—	—	—
Receivable for investments sold	—	—	—	—	349,439
Dividend and interest receivable	15,021	7,326,676	770,033	370,490	198,237
Receivable for fund shares sold	460,209	1,440,015	856,113	771,399	520,647
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	2,310,574	—	—	—
Receivable due from the Advisor (Note 2)	27,465	152,871	67,215	48,698	76,637
Receivable for tax reclaims	—	—	696	144	—
Prepaid expenses	2,209	3,581	4,936	4,936	4,936
Deferred Offering (Costs)	8,208	—	—	—	—
Other assets	2,816	—	—	—	—
Total Assets	80,739,815	654,533,512	601,330,230	353,436,236	416,632,342
LIABILITIES
Payable for investments purchased	—	—	—	—	—
Payable for fund shares redeemed	29,126	253,551	160,460	230,103	107,949
Due to custodian bank	—	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	—	—	—	—
Collateral for securities on loan (Note 1)	—	15,910,000	—	—	121,036,664
Advisory fee payable (Note 2)	19,615	349,586	333,289	193,940	163,081
Sub-Advisory fee payable (Note 2)	6,538	26,891	23,689	29,837	87,813
Administration fee payable (Note 2)	6,538	53,782	51,275	29,837	25,089
Sub-Administration fee payable (Note 2)	—	7,993	9,624	5,545	4,448
Custody and accounting fees payable	1,071	19,427	21,879	5,352	9,408
Trustees' fees payable (Note 2)	3,327	3,335	3,335	3,335	3,335
Shareholder servicing fee payable (Note 2)	16,346	134,456	128,188	74,592	62,724
Transfer agent fee payable	3,765	13,413	14,618	13,965	13,889
Professional fees payable	14,179	13,514	13,515	17,068	21,437
Accrued expenses and other liabilities	7,291	1,308	2,793	4,991	6,580
Total Liabilities	107,796	16,787,256	762,665	608,565	121,542,417
NET ASSETS	$80,632,019	$637,746,256	$600,567,565	$352,827,671	$295,089,925
NET ASSETS CONSIST OF:
Capital paid in	$80,664,901	$622,905,016	$466,084,053	$298,595,602	$276,675,928
Undistributed/ (overdistributed) net investment income	(13,864)	11,894,043	(53,389)	77,041	45,460
Accumulated net realized gain/ (loss)	(47)	(32,972,397)	1,559,830	(7,695,363)	863,160
Net unrealized appreciation/ (depreciation) on: Investments	(18,971)	33,409,898	132,977,071	61,850,391	17,505,377
Foreign currency transactions	—	2,509,696	—	—	—
NET ASSETS	$80,632,019	$637,746,256	$600,567,565	$352,827,671	$295,089,925
Shares of beneficial interest outstanding	7,990,063	60,944,893	46,397,341	27,550,288	18,144,511
($.01 par value; unlimited shares authorized)
Net asset value per share	$10.09	$10.46	$12.94	$12.81	$16.26
Identified cost of investments	$80,242,704	$609,741,626	$466,654,006	$290,389,852	$397,976,715
Cost of foreign currency	$—	$147,946	$—	$—	$—

See notes to financial statements.

	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Fund	SA Real Estate Securities Fund
ASSETS
Investments in securities, at value	$835,280,007	$270,108,639	$40,526,413	$31,271,514
Cash	291	32,381	1,348	192
Foreign currency, at value	1,009,489	—	158,214	—
Receivable for investments sold	3,965	—	—	—
Dividend and interest receivable	957,448	—	17,330	311,494
Receivable for fund shares sold	1,298,139	506,421	206,235	141,113
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	—	—	—
Receivable due from the Advisor (Note 2)	—	4,470	28,565	25,586
Receivable for tax reclaims	58,900	—	574	—
Prepaid expenses	4,929	4,929	2,209	2,209
Deferred Offering (Costs)	—	—	11,071	8,183
Other assets	—	—	2,223	2,033
Total Assets	838,613,168	$270,656,840	40,954,182	31,762,324
LIABILITIES
Payable for investments purchased	—	32,380	478,028	906,808
Payable for fund shares redeemed	267,015	31,558	7,419	6,186
Due to custodian bank	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	—	—	—
Collateral for securities on loan (Note 1)	80,605,544	—	—	—
Advisory fee payable (Note 2)	416,624	149,309	21,384	16,703
Sub-Advisory fee payable (Note 2)	128,192	—	16,449	3,854
Administration fee payable (Note 2)	64,096	22,971	3,290	2,570
Sub-Administration fee payable (Note 2)	11,478	5,375	—	—
Custody and accounting fees payable	30,051	7,025	27,914	8,051
Trustees' fees payable (Note 2)	3,335	3,335	3,327	3,327
Shareholder servicing fee payable (Note 2)	160,240	57,427	8,225	6,424
Transfer agent fee payable	14,653	13,564	3,782	3,916
Professional fees payable	19,581	18,395	20,833	19,597
Accrued expenses and other liabilities	5,540	7,025	8,777	7,636
Total Liabilities	81,726,349	348,364	599,428	985,072
NET ASSETS	$756,886,819	$270,308,476	$40,354,754	$30,777,252
NET ASSETS CONSIST OF:
Capital paid in	$505,527,604	$170,780,880	$37,377,477	$37,197,599
Undistributed/ (overdistributed) net investment income	(19,510)	(1,717,997)	(40,015)	292,257
Accumulated net realized gain/ (loss)	13,817,027	14,662,696	(7,195)	(72,589)
Net unrealized appreciation/ (depreciation) on: Investments	237,563,832	86,582,897	3,036,288	(6,640,015)
Foreign currency transactions	(2,134)	—	(11,801)	—
NET ASSETS	$756,886,819	$270,308,476	$40,354,754	$30,777,252
Shares of beneficial interest outstanding	44,474,228	12,503,454	3,366,934	4,080,945
($.01 par value; unlimited shares authorized)
Net asset value per share	$17.02	$21.62	$11.99	$7.54
Identified cost of investments	$597,716,174	$183,525,742	$37,490,125	$37,911,529
Cost of foreign currency	$998,501	$—	$154,704	$—

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2007 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$5,846,282	$3,063,922	$1,403,427
Interest (1)	1,441,247	10,329,641	31,475	76,768	492,118
Other Income	—	—	41,882	62,721	—
Less: Taxes witheld	—	—	(1,088)	—	—
Total Income	1,441,247	10,329,641	5,918,551	3,203,411	1,895,545
Expenses:
Advisory fees (Note 2)	88,646	2,046,520	2,011,045	1,171,640	1,002,130
Sub-Advisory fees (Note 2)	29,548	157,425	142,939	180,252	539,608
Shareholder Services fees (Note 2)	73,871	787,123	773,479	450,631	385,434
Administration fees (Note 2)	29,549	314,849	309,392	180,252	154,174
Sub-Administration fees (Note 2)	4,523	60,769	61,913	37,362	32,157
Trustees' fees and expenses (Note 2)	7,013	7,065	7,065	7,065	7,065
Custody and accounting fees	18,417	87,744	80,920	37,805	71,933
Transfer agent fees	6,187	47,185	52,482	50,620	50,178
Professional fees	31,913	32,803	32,803	29,855	31,854
Registration fees	14,491	19,289	18,671	16,298	16,802
Offering costs	21,262	—	—	—	—
Other expenses	16,667	18,250	18,351	18,351	17,878
Total expenses before waivers and reimbursements:	342,087	3,579,022	3,509,060	2,180,131	2,309,213
Less: Fee waiver by Advisor (Note 2)	(150,021)	(902,803)	(415,144)	(287,482)	(459,128)
Net expenses	192,066	2,676,219	3,093,916	1,892,649	1,850,085
Net investment income	1,249,181	7,653,422	2,824,635	1,310,762	45,460
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	—	10,053,689	1,596,003	(4,137,259)	9,191,834
Foreign currency transactions	—	(34,824,499)	—	—	—
Distributions from other Registered Investment Companies	—	—	1,834,404	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(18,971)	34,582,067	(23,233,709)	(40,507,449)	(40,361,633)
Foreign currency transactions	—	(518,479)	—	—	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	(18,971)	9,292,778	(19,803,302)	(44,644,708)	(31,169,799)
Net increase (decrease) in net assets resulting from operations	$1,230,210	$16,946,200	$(16,978,667)	$(43,333,946)	$(31,124,339)
(1) Interest income includes security lending income of:	$—	$31,713	$—	$—	$439,652

See notes to financial statements.

	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Fund	SA Real Estate Securities Fund
INVESTMENT INCOME
Income:
Dividends	$6,649,742	$2,496,282	$460,219	$731,579
Interest (1)	586,417	—	13,534	15,060
Other Income	—	—	—	—
Less: Taxes witheld	(351,596)	—	(44,770)	—
Total Income	6,884,563	2,496,282	428,983	746,639
Expenses:
Advisory fees (Note 2)	2,534,356	918,674	103,387	86,586
Sub-Advisory fees (Note 2)	779,802	—	79,528	19,981
Shareholder Services fees (Note 2)	974,752	353,336	39,764	33,302
Administration fees (Note 2)	389,901	141,335	15,906	13,321
Sub-Administration fees (Note 2)	76,802	27,979	2,968	2,799
Trustees' fees and expenses (Note 2)	7,066	7,066	7,013	7,013
Custody and accounting fees	155,301	17,846	76,391	32,266
Transfer agent fees	53,188	49,103	9,260	9,089
Professional fees	32,399	33,565	32,567	32,981
Registration fees	20,162	15,297	13,682	13,140
Offering costs	—	—	27,885	21,197
Other expenses	18,422	17,173	17,310	17,391
Total expenses before waivers and reimbursements:	5,042,151	1,581,374	425,661	289,066
Less: Fee waiver by Advisor (Note 2)	—	(20,997)	(195,028)	(155,857)
Net expenses	5,042,151	1,560,377	230,633	133,209
Net investment income	1,842,412	935,905	198,350	613,430
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	43,973,767	439,322	(270)	86,059
Foreign currency transactions	144,954	—	(6,925)	—
Distributions from other Registered Investment Companies	—	15,715,856	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(62,763,004)	(39,411,065)	1,574,522	(4,916,238)
Foreign currency transactions	(26,833)	—	(4,075)	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	(18,671,116)	(23,255,887)	1,563,252	(4,830,179)
Net increase (decrease) in net assets resulting from operations	$(16,828,704)	$(22,319,982)	$1,761,602	$(4,216,749)
(1) Interest income includes security lending income of:	$501,042	$—	$—	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund		SA Global Fixed Income Fund
	Six Months Ended 12/31/2007 (Unaudited)	Period Ended 6/30/2007	Six Months Ended 12/31/2007 (Unaudited)	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,249,181	$231,290	$7,653,422	$11,571,831
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	—	1,403	(24,770,810)	14,541,462
Net increase in unrealized appreciation (depreciation)	(18,971)	—	34,063,588	(1,089,739)
Net increase (decrease) in net assets from operations	1,230,210	232,693	16,946,200	25,023,554
Distributions to shareholders from:
Net investment income	(1,533,290)	—	(7,270,504)	(3,576,746)
Net realized gains	(1,450)	—	—	—
Total distributions	(1,534,740)	—	(7,270,504)	(3,576,746)
Share transactions
Proceeds from sales of shares	45,741,283	37,344,697	64,902,291	192,640,062
Value of distributions reinvested	1,525,874	—	7,066,496	3,466,542
Cost of shares redeemed	(3,556,969)	(351,029)	(54,189,834)	(122,149,966)
Total share transactions	43,710,188	36,993,668	17,778,953	73,956,638
Total increase (decrease) in net assets	43,405,658	37,226,361	27,454,649	95,403,446
NET ASSETS
Beginning of Period	37,226,361	—	610,291,607	514,888,161
End of Period	$80,632,019	$37,226,361	$637,746,256	$610,291,607
Undistributed/(overdistributed) net investment income, end of period	$(13,864)	$270,245	$11,894,044	$11,511,125
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	4,504,815	3,718,646	6,234,301	18,959,353
Issued for distributions reinvested	151,211	—	678,179	342,883
Shares redeemed	(349,734)	(34,875)	(5,200,444)	(12,011,198)
Net increase in fund shares	4,306,292	3,683,771	1,712,036	7,291,038

See notes to financial statements.

	SA U.S. Market Fund
	Six Months Ended 12/31/2007 (Unaudited)	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,824,635	$4,607,095
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	3,430,407	6,714,853
Net increase in unrealized appreciation (depreciation)	(23,233,709)	87,617,903
Net increase (decrease) in net assets from operations	(16,978,667)	98,939,851
Distributions to shareholders from:
Net investment income	(5,199,501)	(3,937,420)
Net realized gains	(6,203,441)	—
Total distributions	(11,402,942)	(3,937,420)
Share transactions
Proceeds from sales of shares	46,672,984	130,809,651
Value of distributions reinvested	10,312,720	3,615,490
Cost of shares redeemed	(52,869,109)	(100,899,529)
Total share transactions	4,116,595	33,525,612
Total increase (decrease) in net assets	(24,265,014)	128,528,043
NET ASSETS
Beginning of Period	624,832,579	496,304,536
End of Period	$600,567,565	$624,832,579
Undistributed/(overdistributed) net investment income, end of period	$(53,389)	$2,321,477
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,487,821	10,397,546
Issued for distributions reinvested	800,056	284,909
Shares redeemed	(3,957,077)	(7,873,347)
Net increase in fund shares	330,800	2,809,108

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund		SA U.S. Small Company Fund
	Six Months Ended 12/31/2007 (Unaudited)	Year Ended 6/30/2007	Six Months Ended 12/31/2007 (Unaudited)	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,310,762	$1,579,500	$45,460	$(205,495)
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	(4,137,259)	12,744,760	9,191,834	29,071,373
Net increase in unrealized appreciation (depreciation)	(40,507,449)	47,720,371	(40,361,633)	13,100,661
Net increase (decrease) in net assets from operations	(43,333,946)	62,044,631	(31,124,339)	41,966,539
Distributions to shareholders from:
Net investment income	(1,762,024)	(1,703,597)	—	—
Net realized gains	(8,226,599)	(21,523,952)	(31,859,992)	(21,497,342)
Total distributions	(9,988,623)	(23,227,549)	(31,859,992)	(21,497,342)
Share transactions
Proceeds from sales of shares	47,550,435	76,654,873	36,023,995	69,103,528
Value of distributions reinvested	8,951,596	20,796,415	28,603,707	19,160,464
Cost of shares redeemed	(23,896,406)	(57,945,994)	(22,044,524)	(40,460,224)
Total share transactions	32,605,625	39,505,294	42,583,178	47,803,768
Total increase (decrease) in net assets	(20,716,944)	78,322,376	(20,401,153)	68,272,965
NET ASSETS
Beginning of Period	373,544,615	295,222,239	315,491,078	247,218,113
End of Period	$352,827,671	$373,544,615	$295,089,925	$315,491,078
Undistributed/(overdistributed) net investment income, end of period	$77,041	$528,303	$45,460	$—
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,456,228	5,457,719	1,907,318	3,587,357
Issued for distributions reinvested	706,519	1,526,547	1,755,906	1,025,172
Shares redeemed	(1,742,452)	(4,096,596)	(1,177,856)	(2,081,098)
Net increase in fund shares	2,420,295	2,887,670	2,485,368	2,531,431

See notes to financial statements.

	SA International Value Fund
	Six Months Ended 12/31/2007 (Unaudited)	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,842,412	$14,825,123
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	44,118,721	57,240,676
Net increase in unrealized appreciation (depreciation)	(62,789,837)	139,145,370
Net increase (decrease) in net assets from operations	(16,828,704)	211,211,169
Distributions to shareholders from:
Net investment income	(13,568,342)	(11,393,626)
Net realized gains	(76,274,345)	(50,309,025)
Total distributions	(89,842,687)	(61,702,651)
Share transactions
Proceeds from sales of shares	72,418,463	155,736,182
Value of distributions reinvested	81,329,298	55,285,726
Cost of shares redeemed	(72,011,474)	(164,930,430)
Total share transactions	81,736,287	46,091,478
Total increase (decrease) in net assets	(24,935,104)	195,599,996
NET ASSETS
Beginning of Period	781,821,923	586,221,927
End of Period	$756,886,819	$781,821,923
Undistributed/(overdistributed) net investment income, end of period	$(19,510)	$11,706,420
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,743,532	8,749,535
Issued for distributions reinvested	4,944,031	3,193,861
Shares redeemed	(3,714,302)	(9,051,317)
Net increase in fund shares	4,973,261	2,892,079

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund		SA Emerging Markets Fund
	Six Months Ended 12/31/2007 (Unaudited)	Year Ended 6/30/2007	Six Months Ended 12/31/2007 (Unaudited)	Period Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$935,905	$2,826,415	$198,350	$43,946
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	16,155,178	10,174,143	(7,195)	(28,293)
Net increase in unrealized appreciation (depreciation)	(39,411,065)	50,689,152	1,570,447	1,454,042
Net increase (decrease) in net assets from operations	(22,319,982)	63,689,710	1,761,602	1,469,695
Distributions to shareholders from:
Net investment income	(3,986,378)	(3,592,639)	(304,856)	—
Net realized gains	(8,763,944)	(8,637,880)	—	—
Total distributions	(12,750,322)	(12,230,519)	(304,856)	—
Share transactions
Proceeds from sales of shares	32,363,066	56,960,542	19,955,374	19,366,375
Value of distributions reinvested	11,492,228	11,015,523	303,475	—
Cost of shares redeemed	(20,992,630)	(42,292,604)	(2,102,422)	(94,489)
Total share transactions	22,862,664	25,683,461	18,156,427	19,271,886
Total increase (decrease) in net assets	(12,207,640)	77,142,652	19,613,173	20,741,581
NET ASSETS
Beginning of Period	282,516,116	205,373,464	20,741,581	—
End of Period	$270,308,476	$282,516,116	$40,354,754	$20,741,581
Undistributed/(overdistributed) net investment income, end of period	$(1,717,997)	$1,332,476	$(40,015)	$66,491
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,358,824	2,573,961	1,688,568	1,838,939
Issued for distributions reinvested	547,771	510,687	26,389	—
Shares redeemed	(884,105)	(1,878,154)	(178,482)	(8,480)
Net increase in fund shares	1,022,490	1,206,494	1,536,475	1,830,459

See notes to financial statements.

	SA Real Estate Securities Fund
	Six Months Ended 12/31/2007 (Unaudited)	Period Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$613,430	$55,204
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	86,059	51,225
Net increase in unrealized appreciation (depreciation)	(4,916,238)	(1,723,777)
Net increase (decrease) in net assets from operations	(4,216,749)	(1,617,348)
Distributions to shareholders from:
Net investment income	(415,213)	—
Net realized gains	(209,873)	—
Total distributions	(625,086)	—
Share transactions
Proceeds from sales of shares	17,371,819	20,469,455
Value of distributions reinvested	622,188	—
Cost of shares redeemed	(1,062,904)	(164,123)
Total share transactions	16,931,103	20,305,332
Total increase (decrease) in net assets	12,089,268	18,687,984
NET ASSETS
Beginning of Period	18,687,984	—
End of Period	$30,777,252	$18,687,984
Undistributed/(overdistributed) net investment income, end of period	$292,257	$94,040
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,030,434	2,110,763
Issued for distributions reinvested	82,518	—
Shares redeemed	(125,640)	(17,130)
Net increase in fund shares	1,987,312	2,093,633

FINANCIAL HIGHLIGHTS

	SA U.S Fixed Income Fund*
	Six Months Ended December 31, 2007 (Unaudited)	Period Ended June 30, 2007
Net Asset Value, Beginning of Period	$10.11	$10.00
Income from Investment Operations:
Net investment income	0.15	0.06
Net realized and unrealized gain on investments	0.06	0.05
Total from investment operations	0.21	0.11
Less Distributions:
Dividends from net investment income	(0.23)	—
Distributions from capital gains	0.00 **	—
Total distributions	(0.23)	—
Net asset value, end of period	$10.09	$10.11
Total return (1)	2.09%	1.10%
Net assets, end of period (000s)	$80,632	$37,226
Ratio of net expenses to average net assets (2)	0.65%	0.65%
Ratio of gross expenses to average net assets (2)	1.16%	2.45%
Ratio of net investment income to average net assets (2)	4.23%	4.56%
Portfolio turnover rate	0%	0%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.14	$0.04

*  Fund commenced operations on April 2, 2007.

**  Amount rounds to less than $0.01.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$10.30	$9.91	$10.33	$10.10	$10.91	$10.21
Income from Investment Operations:
Net investment income	0.12	0.23	0.19	0.26	0.24	0.31
Net realized and unrealized gain (loss) on investments	0.16	0.23	(0.23)	0.22	(0.44)	0.72
Total from investment operations	0.28	0.46	(0.04)	0.48	(0.20)	1.03
Less Distributions:
Dividends from net investment income	(0.12)	(0.07)	(0.38)	(0.25)	(0.27)	(0.26)
Distributions from capital gains	—	—	—	—	(0.34)	(0.07)
Return of Capital	—	—	(0.00)*	—	—	—
Total distributions	(0.12)	(0.07)	(0.38)	(0.25)	(0.61)	(0.33)
Net asset value, end of period	$10.46	$10.30	$9.91	$10.33	$10.10	$10.91
Total return (1)	2.74%	4.60%	(0.38)%	4.81%	(1.88)%	10.19%
Net assets, end of period (000s)	$637,746	$610,292	$514,888	$391,394	$279,474	$179,059
Ratio of net expenses to average net assets (2)	0.85%	0.96%	1.00%	1.00%	1.00%	0.89%
Ratio of gross expenses to average net assets (2)	1.14%	1.23%	1.31%	1.33%	1.34%	1.40%
Ratio of net investment income to average net assets (2)	2.43%	2.05%	2.11%	2.65%	2.33%	3.00%
Portfolio turnover rate	38%	70%	90%	75%	83%	85%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.11	$0.20	$0.17	$0.23	$0.20	$0.27

*  Amount rounds to less than ($0.005).

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less then one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Market Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$13.56	$11.47	$10.69	$10.12	$8.54	$8.57
Income from Investment Operations:
Net investment income	0.06	0.10	0.08	0.09	0.04	0.05
Net realized and unrealized gain (loss) on investments	(0.43)	2.08	0.77	0.55	1.59	(0.04)
Total from investment operations	(0.37)	2.18	0.85	0.64	1.63	0.01
Less Distributions:
Dividends from net investment income	(0.11)	(0.09)	(0.07)	(0.07)	(0.05)	(0.04)
Distributions from capital gains	(0.14)	—	—	—	—	—
Total distributions	(0.25)	(0.09)	(0.07)	(0.07)	(0.05)	(0.04)
Net asset value, end of period	$12.94	$13.56	$11.47	$10.69	$10.12	$8.54
Total return (1)	(2.72)%	19.03%	7.95%	6.35%	19.12%	0.17%
Net assets, end of period (000s)	$600,568	$624,833	$496,305	$382,245	$289,473	$160,569
Ratio of net expenses to average net assets (2)	1.00%	1.06%	1.08%	1.08%	1.08%	0.97%
Ratio of gross expenses to average net assets (2)	1.13%	1.14%	1.18%	1.21%	1.24%	1.38%
Ratio of net investment income to average net assets (2)	0.91%	0.81%	0.73%	0.89%	0.52%	0.67%
Portfolio turnover rate	1%	2%	0%*	1%	1%	2%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.05	$0.09	$0.07	$0.08	$0.03	$0.02

*  Amount Rounds to less than 0.5%.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$14.86	$13.27	$11.99	$10.79	$8.70	$8.75
Income from Investment Operations:
Net investment income	0.05	0.07	0.07	0.03	0.03	0.03
Net realized and unrealized gain (loss) on investments	(1.72)	2.53	1.64	1.31	2.09	(0.06)
Total from investment operations	(1.67)	2.60	1.71	1.34	2.12	(0.03)
Less Distributions:
Dividends from net investment income	(0.07)	(0.07)	(0.05)	(0.03)	(0.03)	(0.02)
Distributions from capital gains	(0.31)	(0.94)	(0.38)	(0.11)	—	—
Total distributions	(0.38)	(1.01)	(0.43)	(0.14)	(0.03)	(0.02)
Net asset value, end of period	$12.81	$14.86	$13.27	$11.99	$10.79	$8.70
Total return (1)	(11.24)%	20.33%	14.52%	12.50%	24.46%	(0.27)%
Net assets, end of period (000s)	$352,828	$373,545	$295,222	$222,113	$164,555	$88,552
Ratio of net expenses to average net assets (2)	1.05%	1.11%	1.13%	1.13%	1.13%	1.08%
Ratio of gross expenses to average net assets (2)	1.21%	1.33%	1.42%	1.45%	1.51%	1.75%
Ratio of net investment income to average net assets (2)	0.73%	0.47%	0.57%	0.30%	0.35%	0.47%
Portfolio turnover rate	4%	8%	12%	5%	9%	7%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.04	$0.04	$0.03	$(0.00)*	$(0.00)*	$(0.02)

*  Amount rounds to less than ($0.01).

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waiver of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$20.15	$18.83	$17.54	$16.24	$12.15	$12.24
Income from Investment Operations:
Net investment income (loss)	0.00 *	(0.01)	(0.07)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.34)	2.88	2.46	1.36	4.14	(0.06)
Total from investment operations	(2.34)	2.87	2.39	1.30	4.09	(0.09)
Less Distributions:
Distributions from capital gains	(1.95)	(1.55)	(1.10)	—	—	—
Total distributions	(1.55)	(1.55)	(1.10)	—	—	—
Net asset value, end of period	$16.26	$20.15	$18.83	$17.54	$16.24	$12.15
Total return (1)	(9.65)%	15.90%	13.92%	8.00%	33.66%	(0.74)%
Net assets, end of period (000s)	$295,090	$315,491	$247,218	$188,637	$143,032	$76,150
Ratio of net expenses to average net assets (2)	1.20%	1.26%	1.28%	1.28%	1.28%	1.26%
Ratio of gross expenses to average net assets (2)	1.50%	1.53%	1.60%	1.68%	1.74%	2.11%
Ratio of net investment loss to average net assets(2)	0.03%	(0.07)%	(0.43)%	(0.41)%	(0.44)%	(0.38)%
Portfolio turnover rate	6%	14%	13%	9%	6%	7%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment loss per share would have been (3)	$(0.02)	$(0.06)	$(0.13)	$(0.12)	$(0.11)	$(0.11)

*  Amount rounds to less than $0.01.

(1)  Periods less then one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$19.79	$16.01	$12.89	$11.18		$8.19		$8.54
Income from Investment Operations:
Net investment income	0.05	0.38	0.23	0.16		0.08		0.07
Net realized and unrealized gain (loss) on investments	(0.55)	5.07	3.48	1.63		3.00		(0.38)
Total from investment operations	(0.50)	5.45	3.71	1.79		3.08		(0.31)
Less Distributions:
Dividends from net investment income	(0.34)	(0.31)	(0.20)	(0.08)		(0.09)		(0.04)
Distributions from capital gains	(1.93)	(1.36)	(0.39)	—		—		—
Total distributions	(2.27)	(1.67)	(0.59)	(0.08)		(0.09)		(0.04)
Net asset value, end of period	$17.02	$19.79	$16.01	$12.89		$11.18		$8.19
Total return (1)	(2.11)%	35.49%	29.29%	16.06%		37.76%		(3.51)%
Net assets, end of period (000s)	$756,887	$781,822	$586,222	$400,437		$285,902		$154,892
Ratio of net expenses to average net assets (2)	1.29%	1.30%	1.35%	1.38%		1.53%		1.47%
Ratio of gross expenses to average net assets (2)	1.29%	1.42%	1.53%	1.56	%(5)	1.71	%(4)	1.71%
Ratio of net investment income to average net assets (2)	0.47%	2.14%	1.69%	1.50%		0.94%		1.18%
Portfolio turnover rate	11%	18%	23%	11%		12%		13%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.05	$0.36	$0.20	$0.14		$0.07		$0.07

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less then one year.

(3)  Gross expenses before waivers of expenses.

(4)  Gross expenses include effect of $265,139 of expense recapture by Manager, an increase of 0.12% on a annualized basis.

(5)  Gross expenses include effect of $34,978 of expense recapture by Manager, an increase of 0.01% on an annualized basis.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007	Year Ended June 30, 2006		Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$24.61	$19.99	$16.38		$14.11		$9.85		$9.16
Income from Investment Operations:
Net investment income	0.08	0.26	0.14		0.12		0.16		0.04
Net realized and unrealized gain (loss) on investments	(2.01)	5.51	4.13		2.35		4.18		0.70
Total from investment operations	(1.93)	5.77	4.27		2.47		4.34		0.74
Less Distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.22)		(0.17)		(0.08)		(0.05)
Distributions from capital gains	(0.73)	(0.81)	(0.44)		(0.03)		—		—
Total distributions	(1.06)	(1.15)	(0.66)		(0.20)		(0.08)		(0.05)
Net asset value, end of period	$21.62	$24.61	$19.99		$16.38		$14.11		$9.85
Total return (1)	(7.68)%	29.64%	26.36%		17.58%		44.21%		8.16%
Net assets, end of period (000s)	$270,308	$282,516	$205,373		$141,642		$101,889		$54,466
Ratio of net expenses to average net assets (2)†	1.10%	1.12%	1.26%		1.28%		1.28%		1.28%
Ratio of gross expenses to average net assets (2)†	1.12%	1.13%	1.26	%(6)	1.28	%(5)	1.31	%(4)	1.62%
Ratio of net investment income to average net assets (2)	0.66%	1.17%	0.75%		0.85%		1.35%		0.47%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, ("DFA Portfolio") (7) (unaudited)†		0.55%	0.56%		0.65%		0.70%		0.71%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, ("DFA Portfolio") (8)†	0.55%	0.56%	0.64%		0.69%		0.71%		0.71%
Portfolio turnover rate	N/A	N/A	N/A		N/A		N/A		N/A
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.08	$0.26	$0.14		$0.12		$0.16		$0.01

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

(4)  Gross expenses include effect of $3,766 expense recapture by manager, an increase of less than 0.005% on a annualized basis.

(5)  Gross expenses include effect of $58,893 expense recapture by manager, an increase of less than 0.05% on a annualized basis.

(6)  Gross expenses include effect of $90,225 expense recapture by manager, an increase of less less than 0.04% on an annualized basis.

(7)  DFA Portfolio expense ratios are as of May 31, 2007, 2006, 2005, 2004, and 2003, respectively and are unaudited.

(8)  DFA Portfolio expense ratios are for the fiscal years ended November 30, 2007, 2006, 2005, 2004, 2003 and 2002 respectively.

N/A  Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

†  The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund.

  The financial statements for the DFA International Small Company Portfolio are included elsewhere in this report.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Fund*
	Six Months Ended December 31, 2007 (Unaudited)	Period Ended June 30, 2007
Net Asset Value, Beginning of Period	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.05	0.02
Net realized and unrealized gain on investments	0.70	1.31
Total from investment operations	0.75	1.33
Less Distributions:
Dividends from net investment income	(0.09)	—
Distributions from capital gains	—	—
Total distributions	(0.09)	—
Net asset value, end of period	$11.99	$11.33
Total return (1)	6.69%	13.30%
Net assets, end of period (000s)	$40,355	$20,742
Ratio of net expenses to average net assets (2)	1.45%	1.45%
Ratio of gross expenses to average net assets (2)	2.68%	5.59%
Ratio of net investment income to average net assets (2)	1.25%	1.52%
Portfolio turnover rate	0%	0%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.00	$(0.04)

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less then one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund*
	Six Months Ended December 31, 2007 (Unaudited)	Period Ended June 30, 2007
Net Asset Value, Beginning of Period	$8.93	$10.00
Income from Investment Operations:
Net investment income	0.14	0.03
Net realized and unrealized loss on investments	(1.36)	(1.10)
Total from investment operations	(1.22)	(1.07)
Less Distributions:
Dividends from net investment income	(0.11)	—
Distributions from capital gains	(0.06)	—
Total distributions	(0.17)	—
Net asset value, end of period	$7.54	$8.93
Total return (1)	(13.73)%	(10.70)%
Net assets, end of period (000s)	$30,777	$18,688
Ratio of net expenses to average net assets (2)	1.00%	1.00%
Ratio of gross expenses to average net assets (2)	2.17%	4.78%
Ratio of net investment income to average net assets (2)	4.61%	1.94%
Portfolio turnover rate	0%	0%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.10	$(0.02)

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less then one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2007 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the "Trust") is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently is registered under the Investment Company Act of 1940 (the "1940 Act"), and currently offers the following nine Funds, each is a diversified mutual fund as defined in the 1940 Act.

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Market Fund
SA U.S. Value Fund*
SA U.S. Small Company Fund
SA International Value Fund*
SA International Small Company Fund
SA Emerging Markets Fund
SA Real Estate Securities Fund

* Formerly SA U.S. HBtM Fund and SA International HBtM Fund respectively.

All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Fund, and SA Real Estate Securities Fund which commenced operations on April 2, 2007.

Effective October 30, 2000, SA International Small Company began investing substantially all of its assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA Portfolio"), an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of December 31, 2007, SA International Small Company Fund held approximately 5.01% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation — Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2007 (Unaudited) (Continued)

prices provided by pricing services approved by the Board of Trustees of the Trust. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Certain funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Such events may be company specific, such as an earnings report, country or region specific, such as a war or natural disaster, or global in nature. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

In September 2006, the Financial Accounting Standards Board issued statement No. 157, "Fair Value Measurement" ("FAS 157"), which defines fair value, establishes framework for measuring fair value, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management has not yet completed their evaluation of the impact, if any, of adopting FAS 157 to the Trust's financial statements.

The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the DFA International Small Company Portfolio held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the DFA International Small Company Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

Securities Lending — The Funds may lend their securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2007 (Unaudited) (Continued)

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ( "State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

The Funds may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2007 (Unaudited) (Continued)

At December 31, 2007, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sell)	01/15/2008	32,052,917	$28,411,706	$28,120,631	$291,073
Australian Dollar (buy)	01/15/2008	6,227,668	5,345,892	5,463,651	117,759
Swiss Franc (sell)	01/15/2008	53,717,611	44,496,937	47,493,713	3,224
Danish Krone (sell)	01/15/2008	125,400,871	24,733,900	24,593,975	139,925
Euro Dollar (sell)	01/15/2008	117,504,286	172,825,304	171,844,353	980,951
Great British Pound (sell)	01/15/2008	1,875,301	3,820,982	3,731,368	89,614
Great British Pound (buy)	01/15/2008	1,875,301	3,744,451	3,731,368	(13,083)
Japanese Yen (sell)	01/15/2008	20,623,260,164	185,209,474	184,912,757	296,717
Swedish Krona (sell)	01/15/2008	250,922,753	39,233,653	38,829,259	404,394
					$2,310,574

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Federal Income Taxes — The Funds' policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund, SA U.S. Fixed Income Fund and SA Real Estate Securities Fund declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund, SA U.S. Fixed Income Fund and SA Real Estate Securities Fund declare and pay dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2007 (Unaudited) (Continued)

To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

New Accounting Pronouncements — In July, 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48"), was issued and is effective for years beginning after December 15, 2006. FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of a tax position taken (or expected to be taken) on a tax return. The Funds' financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

2.  Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is a publicly traded company on the Toronto Exchange, with its U.S. corporate offices headquartered in New York. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund's average daily net assets except the SA U.S. Fixed Income Fund which pays a fee computed daily and payable monthly at the annual rate of 0.30% of the Fund's average daily net assets.

The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it invests substantially of its assets in the DFA Portfolio. However, DFA receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Fund	Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Fund	0.50%
SA Real Estate Securities Fund	0.15%

* The sub-adviser shall not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Market Fund with respect to any assets of the SA U.S. Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2007 (Unaudited) (Continued)

The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is paid a service fee at the annual rate of 0.25% of the value of the average daily net assets of each Fund.

For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below from. This agreement will remain in effect until July 15, 2009 for each Fund other than SA U.S. Fixed Income Fund, SA Emerging Markets Fund and SA Real Estate Securities Fund for which this agreement will remain in effect until February 28, 2017 at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund	Expense Limit
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.85%
SA U.S. Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.45%
SA International Small Company Fund	1.10%
SA Emerging Markets Fund	1.45%
SA Real Estate Securities Fund	1.00%

The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. As of December 31, 2007 the following amounts are subject to this recapture through June 30, 2008, June 30, 2009, June 30, 2010 and June 30, 2011 respectively.

Fund	Expires June 30, 2008	Expires June 30, 2009	Expires June 30, 2010	Expires June 30, 2011
SA U.S. Fixed Income Fund	$—	$—	$91,518	$150,021
SA Global Fixed Income Fund	791,403	997,226	1,213,221	902,803
SA U.S. Market Fund	342,918	324,094	397,403	415,144
SA U.S. Value Fund	381,314	415,340	457,530	287,482
SA U.S. Small Company Fund	364,492	307,902	439,165	459,128
SA International Value Fund	—	—	—	—
SA International Small Company Fund	—	—	32,140	20,997
SA Emerging Markets Fund	—	—	119,464	195,028
SA Real Estate Securities Fund	—	—	107,411	155,857

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2007 (Unaudited) (Continued)

Trustees' Fees and Expenses — For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $40,000 per year, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Chairman of the Board receives an additional $4,000 per year. Interested trustees receive no compensation for their services as trustees. Effective January 1, 2008, the annual retainer fee will be $50,000 per year and the Chairman of the Board will receive an additional $5,000 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The Fee is then allocated to each Fund based on the relative net assets of each Fund. In addition, State Street receives $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street receives $2,000 per year, for performing additional services related to the preparation of the quarterly Schedule of Investments on Form N-Q.

3.  Purchases and Sales of Securities

Excluding short-term investments, each Fund's purchases and sales of securities for the six months ended December 31, 2007 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	$—	$3,700,000
SA Global Fixed Income Fund	—	207,684,335
SA U.S. Market Fund	—	6,828,936
SA U.S. Value Fund	—	39,633,025
SA U.S. Small Company Fund	—	44,377,918
SA International Value Fund	—	83,143,537
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Fund	—	18,295,990
SA Real Estate Securities Fund	—	17,390,880
	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	$—	$—
SA Global Fixed Income Fund	—	199,115,493
SA U.S. Market Fund	—	3,907,936
SA U.S. Value Fund	—	15,289,873
SA U.S. Small Company Fund	—	18,658,465
SA International Value Fund	—	87,026,170
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Fund	—	214
SA Real Estate Securities Fund	—	—

N/A – Refer to the financial statements of the International Small Company Portfolio of DFA Investment Dimensions Group Inc., elsewhere in this report.

SA Funds

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds' Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust's Form N-PX, which is available without charge, upon request, by calling the same number or visiting the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov or may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust's Form N-CSR is available on the Securities and Exchange Commission's website at http://www.sec.gov or may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-CSR is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers' Information

The Trustees and executive officers of the Trust, their respective ages and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. All of the Trustees are independent of the Trust's Manager, Sub-Adviser, Distributor and Loring Ward Securities Inc.; that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Adviser, DFA, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Bryan W. Brown c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 62	Trustee Chairman of the Board of Trustees	Since April 1999 Since December 2004	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (since 2003); Chief Financial Officer, PharmaGenias, Inc. (since 2004); Member, NASD Board of Arbitrators (since 1996).	9	Director/Officer, Friends of the California Air & Space Center (aviation museum) (since 1999).

Mark A. Schimbor c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 62	Trustee	Since July 2000	Senior Vice President, Lee Hecht Harrison (career consulting company) (since 2002); Senior Management Consultant, Lee Hecht Harrison (1999 - 2002); Instructor in Advanced Corporate Finance, U.C. Berkeley International Diploma Program in Finance, and U.C. Berkeley Extension (since 1999).	9	None

Harold M. Shefrin c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 59	Trustee	Since April 1999	Professor of Finance, Santa Clara University (since 1978).	9	Trustee, since February 2005, Masters' Select Funds Trust, (5 portfolios)

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Robert Herrmann* Loring Ward Group Inc. 61 Broadway Suite 2220 New York, NY 10017 Age: 45	President and Chief Executive Officer	Since April 2006	Chief Executive Officer of Loring Ward International Ltd. and LWI Financial, Inc., (since April 2006); Managing Director of the Business Development Group, Wachovia Securities, LLC (2003 to 2005); Senior Vice President and Director of Wealth Management, Prudential Securities Inc. (2002 to 2003); and Senior Manager, Merrill, Lynch, Pierce, Fenner & Smith Incorporation (1987 to 2002).	N/A	N/A

Robert Badolato* Loring Ward Group Inc. 61 Broadway Suite 2220 New York, NY 10017 Age: 44	Chief Financial Officer and Treasurer	Since November 2007	Chief Financial Officer and Treasurer of LWI Financial, Inc., (since November 2007); Corporate Controller of Loring Ward International Ltd. (2006 to November 2007); Chief Accounting Officer, TD Waterhouse Group (2004 to 2006); Controller, Honeywell (2002 to 2003).	N/A	N/A

Steven K. McGinnis* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 62	Vice President Chief Legal Officer Chief Compliance Officer	Since June 2006 Since June 2005 Since February 2005	Corporate Secretary, Loring Ward International Ltd (since July 2007); Executive Vice President and General Counsel, Loring Ward Group, Inc. (since July 2007); Vice President, LWI Financial Inc. (since January 2005); Litigation and Compliance Consultant / Expert Witness (2003 to 2004); Chief Regulatory Officer, National Planning Holdings, Inc. (1999 to 2003).	N/A	N/A

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Marcy Gonzales* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 36	Secretary	Since June 2006	Fund Administrator, LWI Financial Inc. (since 2005) Manager, Advisor Services Initiatives, LWI Financial Inc. (2004), Senior Regulatory Analyst, LWI Financial Inc. (2001 to 2004).	N/A	N/A

  1  Each Trustee and Officer serves for the lifetime of the Trust or until he or she dies, resigns, or is removed.

The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met two time during the six months ended December 31, 2007.

The Trust's Board of Trustees has appointed a standing Governance and Nominating Committee consisting of those Trustees who are not "interested persons." The Governance and Nominating Committee oversees the annual evaluation of the performance of the Board, the compensation of the Trustees and other similar duties related to the governance of the Trust. The Governance and Nominating Committee met one time during the six months ended December 31, 2007.

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds' website at: http://sa-funds.net.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund's Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line in the table for each Fund shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment from July 1, 2007 through December 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07-12/31/07
Actual	$1,000.00	$1,020.90	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30

*  Expenses are equal to the Fund's annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 2.09% after expenses

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07-12/31/07
Actual	$1,000.00	$1,027.40	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 2.74% after expenses

SA U.S. Market Fund

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07-12/31/07
Actual	$1,000.00	$972.80	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08

*  Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is (2.72)% after expenses

SA U.S. Value Fund

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07-12/31/07
Actual	$1,000.00	$887.60	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.33

*  Expenses are equal to the Fund's annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is (11.24)% after expenses

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07-12/31/07
Actual	$1,000.00	$903.50	$5.74
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09

*  Expenses are equal to the Fund's annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is (9.65)% after expenses

SA International Value Fund

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07-12/31/07
Actual	$1,000.00	$978.90	$6.42
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.55

*  Expenses are equal to the Fund's annualized expense ratio of 1.29% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is (2.11%) after expenses

SA International Small Company

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07-12/31/07
Actual	$1,000.00	$923.20	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58

*  Expenses are equal to the Fund's annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is (7.68)% after expenses

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA International Portfolio and the Underlying Funds are reflected in the valuation of the Fund's investment in the DFA International Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund and its shareholders, these expenses are not reflected in the table. For the six months ended November 30, 2007, the total annual operating expenses of the DFA International Portfolio were 0.55% of its net assets.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Fund

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07-12/31/07
Actual	$1,000.00	$1,017.85	$7.53
Hypothetical (5% return before expenses)	$1,000.00	$1,066.90	$7.35

*  Expenses are equal to the Fund's annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 6.69% after expenses

SA Real Estate Securities Fund

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07-12/31/07
Actual	$1,000.00	$862.70	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08

*  Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is (13.73)% after expenses

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

STRIP  Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2007 and/or December 31, 2007.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

International Small Company Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$958.80	0.55%	$2.68
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.55%	$2.77

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

Affiliated Investment Company	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,958,597,428
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,171,526,057
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,035,196,590
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		980,100,662
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		242,964,000
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,182,584,955)		5,388,384,737

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/02/08 (Collateralized by $18,780,000 FNMA 7.00%, 10/01/36, valued at $13,163,602) to be repurchased at $12,969,018 (Cost $12,966,000)	$12,966	12,966,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,195,550,955)^		$5,401,350,737

  ^  The cost for federal income tax purposes is $4,195,709,044.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
November 30, 2007

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,996,779,712
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,252,331,969
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,075,063,127
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,025,086,822
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		206,487,470
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,102,919,957)		5,555,749,100
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $49,625,000 FNMA 6.50%, 10/01/37, valued at $50,675,219) to be repurchased at $49,944,473 (Cost $49,926,000)	$49,926	49,926,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,152,845,957)		$5,605,675,100

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,388,385
Temporary Cash Investment at Value	12,966
Cash	16
Receivables:
Interest	2
Fund Shares Sold	10,033
Prepaid Expenses and Other Assets	34
Total Assets	5,411,436
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	4,000
Fund Shares Redeemed	8,840
Due to Advisor	1,816
Accrued Expenses and Other Liabilities	244
Total Liabilities	14,900
NET ASSETS	$5,396,536
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	286,978,169
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.80
Investments in Affiliated Investment Companies at Cost	$4,182,585
Temporary Cash Investment at Cost	$12,966
NET ASSETS CONSIST OF:
Paid-In Capital	$4,133,439
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(14,067)
Accumulated Net Realized Gain (Loss)	71,026
Net Unrealized Foreign Exchange	439
Net Unrealized Appreciation (Depreciation)	1,205,699
NET ASSETS	$5,396,536
(1) NUMBER OF SHARES AUTHORIZED	550,000,000

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,555,749
Temporary Cash Investments at Value	49,926
Cash	15
Receivables:
Interest	6
Fund Shares Sold	2,288
Prepaid Expenses and Other Assets	35
Total Assets	5,608,019
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	1,857
Fund Shares Redeemed	6,833
Due to Advisor	1,889
Accrued Expenses and Other Liabilities	231
Total Liabilities	10,810
NET ASSETS	$5,597,209
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	269,159,686
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.80
Investments in Affiliated Investment Companies at Cost	$4,102,920
Temporary Cash Investments at Cost	$49,926
NET ASSETS CONSIST OF:
Paid-In Capital	$3,821,823
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,151
Accumulated Net Realized Gain (Loss)	316,058
Net Unrealized Foreign Exchange	348
Net Unrealized Appreciation (Depreciation)	1,452,829
NET ASSETS	$5,597,209
(1) NUMBER OF SHARES AUTHORIZED	550,000,000

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2007

(Amounts in thousands)

Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $6,923)	$116,289
Interest	886
Income from Securities Lending	20,303
Expenses	(7,403)
Total Net Investment Income Received from Affiliated Investment Companies	130,075
Fund Investment Income
Interest	391
Total Fund Investment Income	391
Fund Expenses
Administrative Services Fees	21,375
Accounting & Transfer Agent Fees	85
Filing Fees	96
Shareholders' Reports	113
Directors'/Trustees' Fees & Expenses	49
Legal Fees	53
Audit Fees	19
Other	19
Total Expenses	21,809
Net Investment Income (Loss)	108,657
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	331,045
Foreign Currency Transactions	1,035
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	162,772
Translation of Foreign Currency Denominated Amounts	160
Net Realized and Unrealized Gain (Loss)	495,012
Net Increase (Decrease) in Net Assets Resulting from Operations	$603,669

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  INTERNATIONAL SMALL COMPANY PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$108,657	$76,419
Net Realized Gain (Loss) on:
Investment Securities Sold	331,045	164,696
Foreign Currency Transactions	1,035	(124)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	162,772	653,248
Translation of Foreign Currency Denominated Amounts	160	329
Net Increase (Decrease) in Net Assets Resulting from Operations	603,669	894,568
Distributions From:
Net Investment Income	(114,210)	(72,041)
Net Short-Term Gains	(28,033)	(13,690)
Net Long-Term Gains	(129,328)	(118,813)
Total Distributions	(271,571)	(204,544)
Capital Share Transactions (1):
Shares Issued	1,085,538	1,415,453
Shares Issued in Lieu of Cash Distributions	258,985	194,947
Shares Redeemed	(625,483)	(479,584)
Net Increase (Decrease) from Capital Share Transactions	719,040	1,130,816
Total Increase (Decrease) in Net Assets	1,051,138	1,820,840
Net Assets
Beginning of Period	4,546,071	2,725,231
End of Period	$5,597,209	$4,546,071
(1) Shares Issued and Redeemed:
Shares Issued	52,082	80,962
Shares Issued in Lieu of Cash Distributions	13,230	11,924
Shares Redeemed	(30,074)	(27,283)
	35,238	65,603
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,151	$11,888

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.04%	2.05%	1.82%	1.97%

See Page 57 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2007

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The International Small Company Portfolio (the "Portfolio") is one of the Fund's forty-nine operational portfolios and is included in this report.

The Portfolio is a Fund of Funds that invests in five Series of The DFA Investment Trust Company (the "Master Funds"):

Portfolio	Master Funds	Percentage Ownership at 11/30/07
International Small Company Portfolio	The Japanese Small Company Series	84%

	The Asia Pacific Small Company Series	85%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	89%

	The Canadian Small Company Series	97%

The Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equtiy Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses, on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio receives an allocation of such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Any taxes accrued by the Master Funds are allocated to the Portfolio based on its pro-rata share.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the year ended November 30, 2007, the Portfolio's administrative services fee was accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended November 30, 2007, there were no fees waived subject to future recovery by the Advisor.

The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $157 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees was $106 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$15,432	$(60)	$(15,372)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$90,178	$123,568	$213,746
2007	147,606	139,397	287,003

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$5,363	$10,069	$15,432

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$59,881	$279,890	$339,771

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Portfolio are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Portfolio had received allocations of unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

Mark to Market	Realized Gains
$17,298	$8,939

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$4,170,302	$1,714,906	$(279,533)	$1,435,373

F.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. For the year ended November 30, 2007, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.98%	$3,299	8	$4	$5,243

There were no outstanding borrowings by the Portfolio under the line of credit at November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2007.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

J.  Other:

At November 30, 2007, there were two shareholders that held approximately 51% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$961.90	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.41	0.13%	$0.67
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,111.00	0.15%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.15%	$0.78

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$878.70	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.44	0.12%	$0.63
The Continental Small Company Series
Actual Fund Return	$1,000.00	$941.80	0.14%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.37	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$965.00	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.24%	$1.23

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The Japanese Small Company Series	22.3%	9.7%	1.5%	9.6%	4.4%	27.5%	12.5%	11.5%	—	—	0.7%	0.3%	100.0%
The Asia Pacific Small Company Series	19.3%	3.8%	7.9%	14.1%	5.3%	20.9%	4.6%	19.5%	0.8%	1.5%	2.2%	0.1%	100.0%
The United Kingdom Small Company Series	15.3%	4.6%	9.1%	12.0%	3.3%	36.2%	11.5%	3.5%	2.9%	0.9%	0.7%	—	100.0%
The Continental Small Company Series	16.9%	7.0%	3.2%	15.2%	7.9%	28.4%	9.6%	8.6%	0.1%	0.5%	2.5%	0.1%	100.0%
The Canadian Small Company Series	11.1%	3.9%	22.9%	6.0%	6.1%	8.8%	7.8%	31.9%	—	—	1.4%	0.1%	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets••
COMMON STOCKS — (74.5%)
Consumer Discretionary — (17.7%)
Alpine Electronics, Inc.	231,700	$3,882,239	0.3%
Exedy Corp.	123,700	4,164,642	0.3%
*# J Front Retailing Co., Ltd.	516,677	4,564,832	0.3%
Kayaba Industry Co., Ltd.	745,000	4,274,401	0.3%
K's Holdings Corp.	134,372	3,464,244	0.3%
# Matsuya Co., Ltd.	184,600	3,790,353	0.3%
Nippon Seiki Co., Ltd.	151,400	3,305,683	0.2%
Nissan Shatai Co., Ltd.	524,300	4,213,189	0.3%
# PanaHome Corp.	533,200	3,544,823	0.3%
# Parco Co., Ltd.	278,300	3,455,817	0.3%
Resorttrust, Inc.	174,508	3,425,971	0.3%
*# Tokyo Dome Corp.	655,200	3,412,127	0.3%
# Tokyo Style Co., Ltd.	345,700	3,481,392	0.3%
# Yoshinoya Holdings Co., Ltd.	2,227	3,743,812	0.3%
# Zenrin Co., Ltd.	130,900	4,145,124	0.3%
# Zensho Co., Ltd.	372,900	3,752,844	0.3%
Other Securities		267,780,276	18.8%
Total Consumer Discretionary		328,401,769	23.5%
Consumer Staples — (6.9%)
Heiwado Co., Ltd.	204,100	3,468,469	0.3%
Other Securities		124,812,573	8.9%
Total Consumer Staples		128,281,042	9.2%
Energy — (1.0%)
# Modec, Inc.	127,400	3,374,667	0.3%
Other Securities		15,659,640	1.1%
Total Energy		19,034,307	1.4%
Financials — (7.0%)
# The Bank of Iwate, Ltd.	65,000	3,785,129	0.3%
Yamagata Bank, Ltd.	600,500	3,307,956	0.2%
Other Securities		123,260,762	8.8%
Total Financials		130,353,847	9.3%
Health Care — (3.5%)
# Kissei Pharmaceutical Co., Ltd.	191,500	3,919,354	0.3%
Miraca Holdings, Inc.	152,400	3,645,104	0.3%
# Mochida Pharmaceutical Co., Ltd.	419,900	3,818,845	0.3%
Nihon Kohden Corp.	155,300	3,691,752	0.3%
# Nipro Corp.	206,100	4,124,528	0.3%
Rohto Pharmaceutical Co., Ltd.	389,600	4,396,355	0.3%
Other Securities		40,776,001	2.8%
Total Health Care		64,371,939	4.6%
Industrials — (20.4%)
Asahi Pretec Corp.	123,650	3,328,986	0.2%
# Chudenko Corp.	214,900	3,963,492	0.3%
# Daiseki Co., Ltd.	137,512	4,110,834	0.3%
# Fukuyama Transporting Co., Ltd.	936,400	3,768,790	0.3%
Hitachi Transport System, Ltd.	349,600	3,751,191	0.3%
Kintetsu World Express, Inc.	117,300	4,064,047	0.3%
# Meitec Corp.	135,600	4,079,074	0.3%
# Miura Co., Ltd.	145,200	3,548,876	0.3%
Nippon Konpo Unyu Soko Co., Ltd.	253,000	3,350,795	0.2%
Nissha Printing Co., Ltd.	105,700	4,143,781	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Okumura Corp.	770,400	$3,739,544	0.3%
Tsubakimoto Chain Co.	594,700	3,337,005	0.2%
Other Securities		334,725,342	23.9%
Total Industrials		379,911,757	27.2%
Information Technology — (9.2%)
Hitachi Kokusai Electric, Inc.	311,500	3,780,006	0.3%
Hitachi Software Engineering Co., Ltd.	190,300	3,604,157	0.3%
# Hosiden Corp.	249,600	3,857,904	0.3%
Japan Aviation Electronics Industry, Ltd.	308,600	4,463,432	0.3%
# Koei Co., Ltd.	238,700	4,535,688	0.3%
# Nihon Dempa Kogyo Co., Ltd.	70,800	3,431,331	0.3%
Other Securities		148,196,187	10.5%
Total Information Technology		171,868,705	12.3%
Materials — (8.3%)
Adeka Corp.	350,600	3,570,572	0.3%
# Daio Paper Corp.	435,500	3,550,945	0.3%
Kureha Corp.	644,500	3,434,357	0.2%
Nifco, Inc.	167,100	3,877,714	0.3%
# Nippon Paint Co., Ltd.	779,200	3,816,968	0.3%
# Sanyo Special Steel Co., Ltd.	568,300	3,809,520	0.3%
Other Securities		131,976,153	9.3%
Total Materials		154,036,229	11.0%
Utilities — (0.5%)
Total Utilities		8,988,551	0.6%
TOTAL COMMON STOCKS		1,385,248,146	99.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/04/08 (Collateralized by $7,370,000 FNMA 6.500%, 11/01/36, valued at $5,628,913) to be repurchased at $5,549,518	$5,545	5,545,000	0.4%
SECURITIES LENDING COLLATERAL — (25.2%)
@ Repurchase Agreement, Barclays Capital Inc. 4.75%, 01/02/08 (Collateralized by $102,211,000 FHLB 2.897%, 05/16/08 & FHLMC 5.000%, 12/19/12, valued at $102,000,196) to be repurchased $100,026,389	100,000	100,000,000	7.2%
@ Repurchase Agreement, BNP Paribas Securities 4.75%, 01/02/08 (Collateralized by $55,829,107 FHLMC 4.412%, 10/01/35 & FNMA 5.500%, 06/01/37 & 6.000%, 09/01/37, valued at $51,000,001) to be repurchased at $50,013,194	50,000	50,000,000	3.6%
@ Repurchase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $256,113,334 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 07/01/21 to 09/01/37, valued at $220,217,763) to be repurchased at $215,956,742	215,900	215,899,768	15.4%
@ Repurchase Agreement, Merrill Lynch 4.60%, 01/02/08 (Collateralized by $130,151,953 FNMA 4.500%, 09/01/23 & 5.500%, 04/01/36, valued at $103,772,917) to be repurchased at $101,763,335	101,737	101,737,335	7.3%
TOTAL SECURITIES LENDING COLLATERAL		467,637,103	33.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,026,617,389)^		$1,858,430,249	133.0%

  ^  The cost for federal income tax purposes is $2,029,426,337.

See accompanying notes to financial statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (44.2%)
COMMON STOCKS — (44.1%)
# ABB Grain, Ltd.	739,505	$5,479,785	0.5%
Adelaide Brighton, Ltd.	2,152,087	6,521,921	0.6%
Ansell, Ltd.	722,409	7,606,507	0.7%
# APA Group	1,826,564	5,787,864	0.5%
#* Arrow Energy NL	2,475,100	5,844,918	0.5%
#* Austar United Communications, Ltd.	5,016,120	6,942,545	0.6%
# Australian Infrastructure Fund	1,916,663	5,190,227	0.5%
* Australian Worldwide Exploration, Ltd.	2,282,949	6,653,112	0.6%
# Bank of Queensland, Ltd.	631,868	9,817,928	0.9%
# Beach Petroleum, Ltd.	4,592,115	5,981,868	0.5%
# Bendigo Bank, Ltd.	1,179,195	15,211,925	1.3%
# Campbell Brothers, Ltd.	233,818	6,493,679	0.6%
# Centennial Coal Co., Ltd.	1,427,060	6,016,780	0.5%
# Coates Hire, Ltd.	1,227,266	7,021,436	0.6%
# ConnectEast Group	6,493,197	9,051,093	0.8%
# Crane Group, Ltd.	340,409	5,069,189	0.4%
David Jones, Ltd.	1,692,582	8,123,552	0.7%
Downer EDI, Ltd.	1,543,149	7,246,727	0.6%
# DUET Group	2,902,541	7,464,935	0.7%
Dyno Nobel, Ltd.	3,976,875	7,758,774	0.7%
Felix Resources, Ltd.	776,216	5,442,591	0.5%
# FKP Property Group	1,225,844	6,780,266	0.6%
# Flight Centre, Ltd.	343,831	9,652,660	0.8%
# Futuris Corp., Ltd.	3,134,788	5,880,289	0.5%
# Gunns, Ltd.	1,858,983	5,897,375	0.5%
Incitec Pivot, Ltd.	53,280	5,439,875	0.5%
# JB Hi-Fi, Ltd.	507,155	6,895,794	0.6%
# Jubilee Mines NL	494,194	9,742,973	0.9%
# MacArthur Coal, Ltd.	750,573	6,417,814	0.6%
#* Mount Gibson Iron, Ltd.	3,182,221	7,735,350	0.7%
# New Hope Corp., Ltd.	3,616,557	7,278,072	0.6%
Nufarm, Ltd.	424,178	5,250,882	0.5%
Pacific Brands, Ltd.	2,613,094	7,420,997	0.6%
#* Pan Australian Resources, Ltd.	6,774,176	5,786,402	0.5%
Paperlinx, Ltd.	2,302,552	5,335,194	0.5%
#* Portman, Ltd.	626,906	5,734,947	0.5%
# Primary Health Care, Ltd.	568,748	5,926,655	0.5%
# Ramsay Health Care, Ltd.	586,057	5,610,291	0.5%
Reece Australia, Ltd.	244,737	5,747,461	0.5%
#* Riversdale Mining, Ltd.	789,786	6,900,806	0.6%
Seek, Ltd.	744,465	5,174,444	0.5%
# Sunland Group, Ltd.	1,304,424	5,101,401	0.4%
Transfield Services, Ltd.	421,277	5,033,268	0.4%
Other Securities		390,037,531	33.6%
TOTAL COMMON STOCKS		681,508,103	59.2%
PREFERRED STOCKS — (0.1%)
Other Securities		936,643	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		80,203	0.0%
TOTAL — AUSTRALIA		682,524,949	59.3%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (15.2%)
COMMON STOCKS — (15.2%)
China Oriental Group Co., Ltd.	6,922,974	$5,613,020	0.5%
Tian An China Investments	3,631,430	5,067,132	0.5%
Other Securities		223,901,119	19.4%
TOTAL COMMON STOCKS		234,581,271	20.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		793,371	0.1%
TOTAL — HONG KONG		235,374,642	20.5%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,901	0.0%
NEW ZEALAND — (3.8%)
COMMON STOCKS — (3.8%)
# Fisher & Paykel Healthcare Corp.	2,825,452	7,569,395	0.7%
Sky City Entertainment Group, Ltd.	1,862,368	6,579,790	0.6%
Other Securities		43,887,651	3.7%
TOTAL — NEW ZEALAND		58,036,836	5.0%
SINGAPORE — (10.3%)
COMMON STOCKS — (10.3%)
Hotel Properties, Ltd.	1,809,600	5,078,981	0.5%
Keppel Telecommunications and Transportation, Ltd.	1,990,800	7,945,207	0.7%
Labroy Marine, Ltd.	3,343,000	6,555,464	0.6%
Other Securities		139,790,576	12.1%
TOTAL COMMON STOCKS		159,370,228	13.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		225,916	0.0%
TOTAL — SINGAPORE		159,596,144	13.9%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		5,161	0.0%
UNITED STATES — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		4,087,558	0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/02/08 (Collateralized by $8,620,000 FNMA 6.500%, 08/01/36, valued at $7,671,744) to be repurchased at $7,556,759	$7,555	$7,555,000	0.6%
SECURITIES LENDING COLLATERAL — (25.7%)
@ Repurchase Agreement, BNP Paribas Securities 4.75%, 01/02/08 (Collateralized by $107,435,557 FHLMC 5.660%, 12/01/36 & FNMA 5.593%(r), 12/01/36 & 5.785%, 12/01/36, valued at $102,000,000) to be repurchased at $100,026,389	100,000	100,000,000	8.7%
@ Repurchase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $86,522,041 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 07/01/20 to 09/01/37, valued at $76,280,171) to be repurchased at $74,804,216	74,784	74,784,481	6.5%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.75%, 01/02/08 (Collateralized by $186,699,703 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/14 to 01/01/38, valued at $153,472,837) to be repurchased at $150,501,446	150,462	150,461,741	13.1%
@ Repurchase Agreement, Merrill Lynch 4.60%, 01/02/08 (Collateralized by $78,290,000 FHLMC 5.500%, 02/01/37, valued at $74,060,677) to be repurchased at $72,626,260	72,608	72,607,705	6.3%
TOTAL SECURITIES LENDING COLLATERAL		397,853,927	34.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,207,869,241)^		$1,545,038,118	134.3%

  ^  The cost for federal income tax purposes is $1,207,916,225.

See accompanying notes to financial statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.1%)
Consumer Discretionary — (13.8%)
Game Group P.L.C.	1,483,227	$7,342,926	0.7%
Taylor Nelson Sofres P.L.C.	1,742,993	7,189,855	0.7%
Other Securities		143,550,016	12.9%
Total Consumer Discretionary		158,082,797	14.3%
Consumer Staples — (4.6%)
Marston's P.L.C.	1,227,042	8,049,657	0.7%
Other Securities		44,467,046	4.0%
Total Consumer Staples		52,516,703	4.7%
Energy — (9.0%)
Abbot Group P.L.C.	896,741	6,916,847	0.6%
Burren Energy P.L.C.	476,536	11,508,656	1.1%
* Dana Petroleum P.L.C.	335,727	9,313,534	0.9%
Expro International Group P.L.C.	430,747	8,812,306	0.8%
Hunting P.L.C.	477,489	6,707,058	0.6%
John Wood Group P.L.C.	1,450,658	12,473,079	1.1%
* Premier Oil P.L.C.	329,638	8,694,687	0.8%
* Soco International P.L.C.	289,649	12,576,776	1.1%
Venture Production P.L.C.	455,259	7,133,254	0.7%
Other Securities		18,204,033	1.6%
Total Energy		102,340,230	9.3%
Financials — (13.8%)
Aberdeen Asset Management P.L.C.	2,541,237	8,382,977	0.8%
Derwent London P.L.C.	340,203	9,459,184	0.9%
Henderson Group P.L.C.	3,020,595	7,458,734	0.7%
Hiscox, Ltd.	1,579,968	8,961,095	0.8%
IG Group Holdings P.L.C.	1,189,807	9,566,265	0.9%
Other Securities		113,891,872	10.2%
Total Financials		157,720,127	14.3%
Health Care — (3.2%)
* Gyrus Group P.L.C.	623,812	7,670,286	0.7%
SSL International P.L.C.	766,671	8,133,189	0.7%
Other Securities		20,498,381	1.9%
Total Health Care		36,301,856	3.3%
Industrials — (34.7%)
Aggreko P.L.C.	1,030,134	10,814,365	1.0%
Amec P.L.C.	734,710	12,283,298	1.1%
Arriva P.L.C.	593,563	9,241,492	0.8%
Atkins WS P.L.C.	437,924	9,929,303	0.9%
Babcock International Group P.L.C.	877,825	9,785,689	0.9%
Carillion P.L.C.	1,141,755	7,955,550	0.7%
* Charter P.L.C.	619,252	9,754,809	0.9%
Cookson Group P.L.C.	795,832	11,037,086	1.0%
Davis Service Group P.L.C.	689,742	7,009,588	0.6%
De La Rue P.L.C.	621,139	12,075,626	1.1%
* easyJet P.L.C.	709,379	8,616,273	0.8%
Forth Ports P.L.C.	184,302	7,092,147	0.6%
Go-Ahead Group P.L.C.	175,345	8,666,195	0.8%
Homeserve P.L.C.	234,574	7,809,557	0.7%
Intertek Group P.L.C.	605,784	11,959,220	1.1%
* Invensys P.L.C.	1,601,463	7,188,059	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Michael Page International P.L.C.	1,271,159	$7,236,965	0.7%
Mitie Group P.L.C.	1,243,034	6,999,411	0.6%
SIG P.L.C.	479,728	7,093,956	0.6%
Stagecoach Group P.L.C.	1,545,717	8,685,530	0.8%
The Weir Group P.L.C.	839,729	13,499,778	1.2%
Ultra Electronics Holdings P.L.C.	274,839	7,515,486	0.7%
VT Group P.L.C.	696,523	9,561,050	0.9%
Other Securities		184,129,505	16.6%
Total Industrials		395,939,938	35.8%
Information Technology — (12.0%)
ARM Holdings P.L.C.	2,663,069	6,567,787	0.6%
* Autonomy Corp. P.L.C.	741,371	13,031,438	1.2%
Halma P.L.C.	1,529,292	6,665,209	0.6%
Laird Group P.L.C.	717,459	8,254,128	0.8%
Misys P.L.C.	2,039,600	7,421,146	0.7%
Rotork P.L.C.	362,996	6,999,839	0.6%
Spectris P.L.C.	499,879	6,756,923	0.6%
Other Securities		81,516,971	7.3%
Total Information Technology		137,213,441	12.4%
Materials — (3.4%)
DS Smith P.L.C.	1,637,788	6,859,781	0.6%
Other Securities		31,428,573	2.9%
Total Materials		38,288,354	3.5%
Telecommunication Services — (1.0%)
Total Telecommunication Services		11,378,157	1.0%
Utilities — (0.6%)
Total Utilities		6,907,412	0.6%
TOTAL COMMON STOCKS		1,096,689,015	99.2%
PREFERRED STOCKS — (0.0%)
Consumer Staples
Total Consumer Staples		3,242	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		63,332	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/02/08 (Collateralized by $15,635,000 FHLMC 4.000%, 03/01/19, valued at $9,728,660) to be repurchased at $9,586,231	$9,584	9,584,000	0.9%
SECURITIES LENDING COLLATERAL — (3.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $47,010,511 FHLMC, rates ranging from 4.665% to 6.500%, maturities ranging from 05/01/35 to 08/01/37, valued at $36,100,788) to be repurchased at $35,402,269	35,393	35,392,929	3.2%
TOTAL INVESTMENTS — (100.0%) (Cost $862,141,645)^		$1,141,732,518	103.3%

  ^  The cost for federal income tax purposes is $862,150,685.

See accompanying notes to financial statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		$51,609,505	2.3%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & Van Haaren	84,298	8,245,904	0.4%
Bekaert SA	58,440	7,847,212	0.4%
Other Securities		71,915,050	3.2%
TOTAL COMMON STOCKS		88,008,166	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,285	0.0%
TOTAL — BELGIUM		88,012,451	4.0%
DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		74,289,578	3.4%
FINLAND — (5.2%)
COMMON STOCKS — (5.2%)
# Amer Sports Oyj Series A	264,360	7,125,707	0.3%
KCI Konecranes Oyj	251,100	8,553,595	0.4%
Nokian Renkaat Oyj	377,280	13,097,533	0.6%
Other Securities		105,696,690	4.8%
TOTAL COMMON STOCKS		134,473,525	6.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		213,432	0.0%
TOTAL — FINLAND		134,686,957	6.1%
FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
# Bourbon SA	144,147	9,439,778	0.4%
Nexans SA	79,436	9,925,680	0.5%
* Orpea	100,822	6,626,117	0.3%
* Rhodia SA	188,372	7,271,599	0.3%
SCOR SE	276,843	7,083,967	0.3%
* UbiSoft Entertainment SA	100,941	10,247,326	0.5%
Other Securities		238,245,953	10.9%
TOTAL COMMON STOCKS		288,840,420	13.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		33,372	0.0%
TOTAL — FRANCE		288,873,792	13.2%
GERMANY — (13.4%)
COMMON STOCKS — (13.4%)
Bilfinger Berger AG	134,277	10,108,620	0.5%
MTU Aero Engines Holding AG	163,158	9,331,537	0.4%
MVV Energie AG	140,767	6,615,839	0.3%
*# QIAGEN NV	521,102	11,339,235	0.5%
Rheinmetall AG	110,565	8,856,063	0.4%
Rhoen-Klinikum AG	293,208	9,166,993	0.4%
* SGL Carbon AG	224,335	12,142,015	0.6%
Stada Arzneimittel AG	178,386	11,046,139	0.5%
Wincor Nixdorf AG	115,500	10,883,065	0.5%
Other Securities		256,080,411	11.6%
TOTAL — GERMANY		345,569,917	15.7%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (4.2%)
COMMON STOCKS — (4.2%)
Bank of Greece	60,332	$8,130,394	0.4%
Hellenic Technodomiki Tev S.A.	506,350	7,233,211	0.3%
Other Securities		92,074,455	4.2%
TOTAL — GREECE		107,438,060	4.9%
IRELAND — (2.9%)
COMMON STOCKS — (2.9%)
DCC P.L.C.	318,216	8,974,730	0.4%
* Dragon Oil P.L.C.	1,481,861	10,124,416	0.5%
IAWS Group P.L.C.	361,987	7,928,195	0.4%
Other Securities		47,093,622	2.1%
TOTAL — IRELAND		74,120,963	3.4%
ITALY — (6.5%)
COMMON STOCKS — (6.5%)
* Impregilo SpA	1,122,679	7,551,127	0.3%
Other Securities		161,126,112	7.4%
TOTAL COMMON STOCKS		168,677,239	7.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		116,169	0.0%
TOTAL — ITALY		168,793,408	7.7%
NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
Aalberts Industries NV	365,614	7,214,384	0.3%
Boskalis Westminster CVA	218,909	13,260,031	0.6%
# Hagemeyer NV	1,941,147	13,277,523	0.6%
Koninklijke Bam Groep NV	428,118	9,971,668	0.5%
Nutreco Holding NV	143,491	8,303,912	0.4%
Stork NV	105,189	7,364,369	0.3%
*#Tele Atlas NV	351,470	14,513,313	0.7%
Other Securities		124,921,749	5.7%
TOTAL — NETHERLANDS		198,826,949	9.1%
NORWAY — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		73,028,587	3.3%
TOTAL — NORWAY		73,028,587	3.3%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		27,356,394	1.2%
TOTAL — PORTUGAL		27,356,394	1.2%
SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
# SOS Cuetara SA	356,909	7,314,466	0.3%
Other Securities		105,301,691	4.8%
TOTAL — SPAIN		112,616,157	5.1%
SWEDEN — (4.8%)
COMMON STOCKS — (4.8%)
OMX AB	189,900	7,708,726	0.4%
Other Securities		114,870,016	5.2%
TOTAL — SWEDEN		122,578,742	5.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (12.0%)
COMMON STOCKS — (11.9%)
* Actelion, Ltd.	174,506	$7,971,615	0.4%
Bank Sarasin & Cie Series B	1,778	8,416,548	0.4%
Barry Callebaut AG	8,822	6,683,782	0.3%
Bucher Industries AG	33,489	7,763,988	0.4%
Clariant AG	779,419	7,195,824	0.3%
Galenica Holding AG	15,736	6,813,779	0.3%
George Fisher AG	11,318	6,963,396	0.3%
Kuoni Reisen Holding AG	13,594	7,073,111	0.3%
* Logitech International SA	238,219	8,699,920	0.4%
Lonza Group AG	111,817	13,523,263	0.6%
PSP Swiss Property AG	145,325	7,320,840	0.3%
Rieters Holdings AG	15,690	6,924,794	0.3%
Sika AG	5,345	10,028,805	0.5%
Sulzer AG	10,814	15,902,599	0.7%
Valiant Holding AG	59,231	9,272,559	0.4%
Other Securities		176,473,889	8.1%
TOTAL COMMON STOCKS		307,028,712	14.0%
PREFERRED STOCKS — (0.1%)
Other Securities		1,796,921	0.1%
TOTAL — SWITZERLAND		308,825,633	14.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/02/08 (Collateralized by $34,350,000 FHLMC 5.875%, 05/15/16, valued at $24,203,359) to be repurchased at $23,848,550	$23,843	23,843,000	1.1%
SECURITIES LENDING COLLATERAL — (14.6%)
@ Repurchase Agreement, Barclays Capital Inc. 4.75%, 01/02/08 (Collateralized by $70,459,000 FHLMC 5.125%, 10/23/12 & FNMA 6.625%, 11/15/10, valued at $76,500,676) to be repurchased at $75,019,792	75,000	75,000,000	3.4%
@ Repurchase Agreement, BNP Paribas Securities 4.75%, 01/02/08 (Collateralized by $50,423,570 FHLMC 5.786%(r), 11/01/37 & FNMA 5.561%(r), 10/01/37, valued at $51,000,000) to be repurchased at $50,013,194	50,000	50,000,000	2.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $330,046,849 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 01/01/21 to 01/01/38, valued at $137,719,797) to be repurchased at $135,055,038	135,019	135,019,408	6.1%
@ Repurhcase Agreement, Merrill Lynch 4.60%, 01/02/08 (Collateralized by $181,404,549 FNMA 4.500%, 12/01/19 & 4.500%,09/01/23, valued at $117,730,331) to be repurchased at $115,448,897	115,419	115,419,401	5.3%
TOTAL SECURITIES LENDING COLLATERAL		375,438,809	17.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,788,043,293)^		$2,575,908,902	117.3%

  ^  The cost for federal income tax purposes is $1,788,044,249.

See accompanying notes to financial statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (86.9%)
Consumer Discretionary — (8.5%)
# Astral Media, Inc. Class A	67,400	$3,182,370	1.3%
# Corus Entertainment, Inc. Class B	53,300	2,625,711	1.1%
Linamar Corp.	73,800	1,524,679	0.6%
# Reitmans Canada, Ltd.	68,000	1,331,820	0.5%
* RONA, Inc.	155,100	2,679,421	1.1%
# Torstar Corp. Class B	72,900	1,381,994	0.6%
Other Securities		11,209,372	4.4%
Total Consumer Discretionary		23,935,367	9.6%
Consumer Staples — (3.4%)
Maple Leaf Foods, Inc.	86,400	1,300,005	0.5%
# Rothmans, Inc.	90,300	2,321,203	0.9%
* Saskatchewan Wheat Pool, Inc.	271,300	3,664,247	1.5%
Other Securities		2,229,985	0.9%
Total Consumer Staples		9,515,440	3.8%
Energy — (19.2%)
#* Denison Mines Corp.	247,500	2,224,353	0.9%
* Duvernay Oil Corp.	61,900	1,820,717	0.7%
# Ensign Energy Services, Inc.	164,500	2,543,462	1.0%
* Oilexco, Inc.	147,400	1,974,394	0.8%
* Petrobank Energy & Resources, Ltd.	67,000	3,961,143	1.6%
ShawCor, Ltd.	74,900	2,681,966	1.1%
# Trican Well Service, Ltd.	159,100	3,111,232	1.2%
* UTS Energy Corp.	609,300	3,339,899	1.3%
Other Securities		32,576,958	13.1%
Total Energy		54,234,124	21.7%
Financials — (4.7%)
Canadian Western Bank	71,100	2,258,458	0.9%
* Dundee Corp. Class A	75,200	1,451,502	0.6%
Home Capital Group, Inc.	39,900	1,693,916	0.7%
Other Securities		7,759,945	3.1%
Total Financials		13,163,821	5.3%
Health Care — (5.4%)
* Axcan Pharma, Inc.	69,700	1,613,704	0.7%
Biovail Corp.	123,400	1,671,673	0.7%
* MDS, Inc.	165,000	3,204,874	1.3%
Other Securities		8,892,130	3.4%
Total Health Care		15,382,381	6.1%
Industrials — (10.1%)
Evertz Technologies, Ltd.	53,200	1,597,698	0.6%
Methanex Corp.	127,400	3,536,917	1.4%
Ritchie Brothers Auctioneers, Inc.	39,400	3,289,488	1.3%
# Russel Metals, Inc.	83,600	2,163,376	0.9%
* Silver Standard Resources, Inc.	62,792	2,309,488	0.9%
* Stantec, Inc.	58,800	2,333,650	0.9%
# Toromont Industries, Ltd.	88,400	2,550,026	1.0%
Transcontinental, Inc. Class A	89,800	1,432,141	0.6%
Other Securities		9,450,276	3.8%
Total Industrials		28,663,060	11.4%
Information Technology — (6.2%)
* Celestica, Inc.	267,656	1,564,796	0.6%
* MacDonald Dettweiler & Associates, Ltd.	42,600	1,803,362	0.7%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
#* Open Text Corp.	66,900	$2,108,101	0.9%
Quebecor, Inc. Class B	56,300	2,039,338	0.8%
Other Securities		10,146,065	4.1%
Total Information Technology		17,661,662	7.1%
Materials — (28.3%)
CCL Industries, Inc. Class B	34,400	1,347,489	0.5%
* Eastern Platinum, Ltd.	891,590	2,583,664	1.0%
* Eldorado Gold Corp.	455,795	2,669,330	1.1%
* Equinox Minerals, Ltd.	672,690	3,748,716	1.5%
# Harry Winston Diamond Corp.	75,100	2,469,218	1.0%
* HudBay Minerals, Inc.	165,700	3,275,553	1.3%
IAMGOLD Corp.	404,500	3,299,281	1.3%
* Major Drilling Group International, Inc.	30,400	1,928,203	0.8%
# Nova Chemicals Corp.	67,600	2,204,132	0.9%
* Pan Amer Silver Corp.	93,500	3,289,245	1.3%
#* Quadra Mining, Ltd.	74,150	1,321,545	0.5%
Silvercorp Metals, Inc.	189,600	1,801,964	0.7%
* Thompson Creek Metals Company, Inc.	138,700	2,387,672	1.0%
* Timminco, Ltd.	111,100	2,470,890	1.0%
# West Fraser Timber Co., Ltd.	45,500	1,617,245	0.7%
Other Securities		43,702,436	17.4%
Total Materials		80,116,583	32.0%
Other — (0.0%)
Total Other		202	0.0%
Telecommunication Services — (0.0%)
Total Telecommunication Services		126,450	0.0%
Utilities — (1.1%)
Total Utilities		3,218,172	1.3%
TOTAL COMMON STOCKS		246,017,262	98.3%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		6,668	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/02/08 (Collateralized by $6,985,000 FHLMC 4.000%, 03/01/19, valued at $4,346,319) to be repurchased at $4,283,088	$4,281	4,281,000	1.7%
SECURITIES LENDING COLLATERAL — (11.6%)
@ Repurchase Agreement, Merrill Lynch 4.60%, 01/02/08 (Collateralized by $1,945,000 FHLMC 5.500%, 02/01/37, valued at $1,839,929) to be repurchased at $1,801,816	1,801	1,801,356	0.7%
@ Repurhase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $33,667,920 FHLMC 5.000%, 10/01/36 & FNMA 5.779%(r), 12/01/36 & 5.894%(r), 03/01/37, valued at $31,584,903) to be repurchased at $30,973,762	30,966	30,965,591	12.4%
TOTAL SECURITIES LENDING COLLATERAL		32,766,947	13.1%
TOTAL INVESTMENTS — (100.0%) (Cost $281,109,974)^		$283,071,877	113.1%

  ^  The cost for federal income tax purposes is $281,109,974.

See accompanying notes to financial statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.3%)
Consumer Discretionary — (17.6%)
Alpine Electronics, Inc.	237,300	$4,028,660	0.3%
Exedy Corp.	126,600	4,375,292	0.3%
#* J Front Retailing Co., Ltd.	529,077	4,804,380	0.3%
# Juki Corp.	455,000	3,826,474	0.3%
Kayaba Industry Co., Ltd.	763,000	4,574,986	0.3%
K's Holdings Corp.	137,572	3,922,106	0.3%
# Matsuya Co., Ltd.	189,000	3,727,680	0.3%
Nissan Shatai Co., Ltd.	537,000	4,235,617	0.3%
# PanaHome Corp.	546,000	3,732,300	0.3%
# Parco Co., Ltd.	285,000	3,786,651	0.3%
Resorttrust, Inc.	178,608	3,764,113	0.3%
# Sanyo Shokai, Ltd.	474,000	3,735,687	0.3%
# Tokyo Style Co., Ltd.	354,000	3,766,509	0.3%
# Yoshinoya Holdings Co., Ltd.	2,227	3,764,834	0.3%
# Zenrin Co., Ltd.	134,000	4,251,629	0.3%
# Zensho Co., Ltd.	381,800	3,795,929	0.3%
Other Securities		285,449,467	18.4%
Total Consumer Discretionary		349,542,314	23.2%
Consumer Staples — (7.2%)
Heiwado Co., Ltd.	209,000	3,789,929	0.3%
Sugi Pharmacy Co., Ltd.	124,700	3,729,574	0.2%
Other Securities		135,213,568	9.0%
Total Consumer Staples		142,733,071	9.5%
Energy — (1.1%)
# Modec, Inc.	130,400	4,353,284	0.3%
Other Securities		17,288,427	1.1%
Total Energy		21,641,711	1.4%
Financials — (7.1%)
Kiyo Holdings, Inc.	2,247,000	3,779,063	0.3%
# The Bank of Iwate, Ltd.	66,500	4,230,096	0.3%
# TOC Co., Ltd.	443,950	3,797,521	0.3%
Other Securities		128,809,955	8.5%
Total Financials		140,616,635	9.4%
Health Care — (3.4%)
Kissei Pharmaceutical Co., Ltd.	196,000	3,995,586	0.3%
Miraca Holdings, Inc.	156,000	3,800,167	0.2%
Mochida Pharmaceutical Co., Ltd.	430,000	4,337,842	0.3%
Nihon Kohden Corp.	159,000	3,797,463	0.2%
# Nipro Corp.	211,000	4,080,891	0.3%
Rohto Pharmaceutical Co., Ltd.	399,000	4,775,017	0.3%
Other Securities		44,049,460	3.0%
Total Health Care		68,836,426	4.6%
Industrials — (20.7%)
# Chudenko Corp.	220,000	4,188,948	0.3%
# Daiseki Co., Ltd.	140,712	4,739,952	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	4,053,545	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Hitachi Transport System, Ltd.	358,000	$4,122,942	0.3%
Iino Kaiun Kaisha, Ltd.	355,000	4,160,081	0.3%
Kintetsu World Express, Inc.	120,000	4,556,939	0.3%
# Meitec Corp.	138,800	4,655,867	0.3%
# Nissha Printing Co., Ltd.	108,200	3,943,441	0.3%
# Ryobi, Ltd.	587,000	3,962,838	0.3%
# Toyo Engineering Corp.	661,000	4,030,510	0.3%
Tsubakimoto Chain Co.	609,000	3,921,122	0.3%
Other Securities		364,802,032	24.0%
Total Industrials		411,138,217	27.3%
Information Technology — (9.3%)
Capcom Co., Ltd.	171,600	4,665,895	0.3%
Hitachi Kokusai Electric, Inc.	319,000	4,159,828	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,110,626	0.3%
# Hosiden Corp.	255,600	4,336,118	0.3%
Japan Aviation Electronics Industry, Ltd.	316,000	4,791,611	0.3%
# Koei Co., Ltd.	244,400	4,838,265	0.3%
Other Securities		157,253,355	10.4%
Total Information Technology		184,155,698	12.2%
Materials — (8.4%)
Adeka Corp.	359,000	3,804,224	0.3%
# Daio Paper Corp.	446,000	3,897,676	0.3%
Nifco, Inc.	171,000	4,197,452	0.3%
# Nippon Paint Co., Ltd.	798,000	4,287,268	0.3%
# Sanyo Special Steel Co., Ltd.	582,000	4,070,941	0.3%
Other Securities		146,841,475	9.6%
Total Materials		167,099,036	11.1%
Utilities — (0.5%)
Total Utilities		9,771,836	0.7%
TOTAL COMMON STOCKS		1,495,534,944	99.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $930,000 FNMA 5.58%, 03/25/37, valued at $683,309) to be repurchased at $673,249	$673	673,000	0.0%
SECURITIES LENDING COLLATERAL — (24.7%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $51,900,287 FNMA 5.500%, 06/01/37 & 6.000%, 01/01/37, valued at $51,000,001) to be repurchased at $50,019,292	50,000	50,000,000	3.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $43,996,497 FHLMC 5.000%, 05/01/36 & 5.000%, 03/01/37, valued at $41,166,352) to be repurchased at $40,374,740	40,359	40,359,168	2.7%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $571,743,348 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 10/01/22 to 10/01/27 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/19 to 11/01/37, valued at $409,776,299) to be repurchased at $401,892,339	401,737	401,737,335	26.7%
TOTAL SECURITIES LENDING COLLATERAL		492,096,503	32.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,055,755,063)		$1,988,304,447	132.1%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (44.4%)
COMMON STOCKS — (44.4%)
# ABB Grain, Ltd.	730,107	$5,418,163	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,978,122	0.6%
Ansell, Ltd.	735,509	7,519,974	0.6%
# APA Group	1,859,764	6,066,245	0.5%
#* Arrow Energy NL	2,520,200	6,867,628	0.6%
#* Austar United Communications, Ltd.	5,107,520	7,060,198	0.6%
# Australian Infrastructure Fund	1,930,563	5,638,865	0.5%
* Australian Worldwide Exploration, Ltd.	2,309,549	6,936,609	0.6%
# Bank of Queensland, Ltd.	533,264	8,598,824	0.7%
# Beach Petroleum, Ltd.	4,600,716	5,863,973	0.5%
# Bendigo Bank, Ltd. (6091280)	723,717	11,093,251	0.9%
* Bendigo Bank, Ltd. (B29HBV3)	476,879	7,075,429	0.6%
Bradken, Ltd.	502,909	6,035,808	0.5%
# Campbell Brothers, Ltd.	235,374	7,008,980	0.6%
# Centennial Coal Co., Ltd.	1,430,060	5,960,721	0.5%
# Coates Hire, Ltd.	1,227,266	7,108,082	0.6%
# ConnectEast Group	6,458,097	9,638,821	0.8%
Crane Group, Ltd.	340,809	5,039,487	0.4%
# David Jones, Ltd.	2,333,382	10,347,237	0.9%
Downer EDI, Ltd.	1,571,249	6,853,889	0.6%
# DUET Group	2,936,441	8,757,139	0.7%
Dyno Nobel, Ltd.	3,942,400	8,595,207	0.7%
Felix Resources, Ltd.	790,316	5,608,676	0.5%
# FKP Property Group	1,209,044	7,830,984	0.7%
# Flight Centre, Ltd.	350,031	9,087,454	0.8%
# Futuris Corp., Ltd.	3,100,588	5,822,185	0.5%
# Gunns, Ltd.	1,892,783	6,377,991	0.5%
Incitec Pivot, Ltd.	218,180	17,572,572	1.5%
# JB Hi-Fi, Ltd.	516,355	7,421,459	0.6%
Jubilee Mines NL	494,194	10,101,311	0.8%
# MacArthur Coal, Ltd.	764,173	6,097,719	0.5%
#* Mount Gibson Iron, Ltd.	3,240,121	7,542,313	0.6%
# New Hope Corp., Ltd.	3,651,457	7,688,886	0.6%
# Nufarm, Ltd.	424,178	6,306,474	0.5%
Pacific Brands, Ltd.	2,646,694	7,322,544	0.6%
#* Pan Australian Resources, Ltd.	6,231,776	5,576,858	0.5%
Paperlinx, Ltd.	2,344,452	5,048,540	0.4%
#* Portman, Ltd.	629,506	6,223,314	0.5%
# Primary Health Care, Ltd.	579,048	6,353,132	0.5%
# Ramsay Health Care, Ltd.	596,658	5,799,579	0.5%
Reece Australia, Ltd.	251,463	6,225,973	0.5%
#* Riversdale Mining, Ltd.	804,086	7,046,244	0.6%
# Transfield Services, Ltd.	768,280	10,484,904	0.9%
Other Securities		414,531,550	34.2%
TOTAL COMMON STOCKS		732,533,314	60.8%
PREFERRED STOCKS — (0.0%)
Other Securities		874,994	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		219,788	0.0%
TOTAL — AUSTRALIA		733,628,096	60.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (14.6%)
COMMON STOCKS — (14.5%)
Allied Properties, Ltd.	12,686,000	$5,673,199	0.5%
# Ports Design, Ltd.	1,507,500	5,179,940	0.4%
Other Securities		228,088,258	18.9%
TOTAL COMMON STOCKS		238,941,397	19.8%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,459,640	0.1%
TOTAL — HONG KONG		240,401,037	19.9%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,834	0.0%
NEW ZEALAND — (3.5%)
COMMON STOCKS — (3.5%)
Fisher & Paykel Healthcare Corp.	2,876,852	6,918,292	0.6%
Sky City Entertainment Group, Ltd.	1,896,268	6,932,200	0.6%
Other Securities		43,589,550	3.6%
TOTAL — NEW ZEALAND		57,440,042	4.8%
SINGAPORE — (9.7%)
COMMON STOCKS — (9.7%)
# Keppel Telecommunications and Transportation, Ltd.	2,058,000	8,190,368	0.7%
Labroy Marine, Ltd.	3,343,000	6,538,436	0.6%
Raffles Education Corp., Ltd.	2,403,000	5,353,282	0.5%
Other Securities		139,836,968	11.5%
TOTAL COMMON STOCKS		159,919,054	13.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		306,773	0.0%
TOTAL — SINGAPORE		160,225,827	13.3%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		5,591	0.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		269,717	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,375,000 FNMA 6.50%, 11/01/36, valued at $4,160,187) to be repurchased at $4,098,516	$4,097	$4,097,000	0.3%
SECURITIES LENDING COLLATERAL — (27.5%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $51,139,511 FHLMC 6.000%, 08/01/37, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	4.1%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,208,689 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	8.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $87,434,952 FHLMC 6.500%, 09/01/37 & FNMA 6.435%(r), 01/01/37, valued at $84,352,647) to be repurchased at $82,730,581	82,699	82,698,673	6.9%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $152,260,824 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 11/01/37, valued at $153,471,800) to be repurchased at $150,519,794	150,462	150,461,741	12.5%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $121,420,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/19 to 02/01/36, valued at $72,494,160) to be repurchased at $71,096,583	71,069	71,069,162	5.9%
TOTAL SECURITIES LENDING COLLATERAL		454,229,576	37.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,263,895,537)		$1,650,300,720	136.9%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (14.4%)
Greene King P.L.C.	411,407	$6,921,476	0.6%
Taylor Nelson Sofres P.L.C.	1,771,993	7,328,905	0.6%
Other Securities		156,370,961	13.5%
Total Consumer Discretionary		170,621,342	14.7%
Consumer Staples — (4.7%)
Marston's P.L.C.	1,247,442	8,609,175	0.7%
Other Securities		46,715,756	4.1%
Total Consumer Staples		55,324,931	4.8%
Energy — (8.8%)
Burren Energy P.L.C.	476,536	12,229,468	1.1%
* Dana Petroleum P.L.C.	337,760	9,190,529	0.8%
Expro International Group P.L.C.	429,435	8,954,966	0.8%
Hunting P.L.C.	485,389	6,995,372	0.6%
John Wood Group P.L.C.	1,504,358	12,695,851	1.1%
* Premier Oil P.L.C.	335,038	8,937,404	0.8%
*# Soco International P.L.C.	294,449	14,071,036	1.2%
Venture Production P.L.C.	437,094	7,146,277	0.6%
Other Securities		24,367,618	2.0%
Total Energy		104,588,521	9.0%
Financials — (14.3%)
Aberdeen Asset Management P.L.C.	2,493,376	8,592,838	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	6,964,099	0.6%
Derwent London P.L.C.	345,803	10,690,288	0.9%
# F&C Asset Management P.L.C.	1,670,683	6,933,855	0.6%
Henderson Group P.L.C.	2,973,714	8,786,434	0.8%
Hiscox, Ltd.	1,606,168	8,815,949	0.8%
IG Group Holdings P.L.C.	1,209,607	10,165,082	0.9%
Other Securities		109,649,360	9.4%
Total Financials		170,597,905	14.7%
Health Care — (3.2%)
* Gyrus Group P.L.C.	623,812	7,774,656	0.7%
SSL International P.L.C.	779,371	8,066,732	0.7%
Other Securities		21,913,859	1.9%
Total Health Care		37,755,247	3.3%
Industrials — (34.9%)
Aggreko P.L.C.	1,047,234	10,911,260	0.9%
Amec P.L.C.	762,317	12,027,803	1.0%
Arriva P.L.C.	577,614	9,690,241	0.8%
Atkins WS P.L.C.	445,124	11,058,742	1.0%
Babcock International Group P.L.C.	857,669	10,393,531	0.9%
Carillion P.L.C.	1,160,755	8,818,156	0.8%
* Charter P.L.C.	613,283	10,878,338	0.9%
Cookson Group P.L.C.	780,702	11,967,847	1.0%
Davis Service Group P.L.C.	701,142	7,619,306	0.7%
De La Rue P.L.C.	631,439	11,318,867	1.0%
* easyJet P.L.C.	742,283	8,592,046	0.7%
Forth Ports P.L.C.	187,302	7,008,426	0.6%
Go-Ahead Group P.L.C.	178,245	9,062,610	0.8%
Homeserve P.L.C.	238,474	8,727,754	0.8%
Intertek Group P.L.C.	615,784	11,448,487	1.0%
* Invensys P.L.C.	1,628,063	8,332,032	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Michael Page International P.L.C.	1,292,259	$8,686,749	0.8%
Mitie Group P.L.C.	1,263,634	7,150,545	0.6%
SIG P.L.C.	487,628	8,665,468	0.8%
Stagecoach Group P.L.C.	1,492,069	7,573,445	0.7%
The Weir Group P.L.C.	853,629	13,722,292	1.2%
VT Group P.L.C.	708,023	9,376,850	0.8%
Other Securities		201,498,935	17.3%
Total Industrials		414,529,730	35.8%
Information Technology — (11.4%)
* Autonomy Corp. P.L.C.	735,861	12,067,144	1.0%
Electrocomponents P.L.C.	1,509,894	6,868,178	0.6%
Halma P.L.C.	1,554,692	6,849,328	0.6%
Laird Group P.L.C.	696,658	8,392,854	0.7%
Misys P.L.C.	2,032,165	8,387,962	0.7%
Rotork P.L.C.	368,996	7,458,499	0.7%
Spectris P.L.C.	508,179	8,013,242	0.7%
Other Securities		77,914,624	6.7%
Total Information Technology		135,951,831	11.7%
Materials — (3.4%)
DS Smith P.L.C.	1,629,320	7,031,837	0.6%
Other Securities		33,957,121	2.9%
Total Materials		40,988,958	3.5%
Telecommunication Services — (0.9%)
Total Telecommunication Services		10,468,099	0.9%
Utilities — (0.6%)
Total Utilities		7,756,580	0.7%
TOTAL COMMON STOCKS		1,148,583,144	99.1%
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Total Consumer Staples		3,349	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		30,969	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,140,000 FNMA 5.58%, 03/25/37, valued at $837,604) to be repurchased at $823,305	$823	823,000	0.1%
SECURITIES LENDING COLLATERAL — (3.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,364,614 FHLMC 6.500%, 12/01/36, valued at $1,965,409) to be repurchased at $1,927,614	1,927	1,926,871	0.2%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $40,647,718 FHLMC 7.000%, 11/01/37 & 7.500%, 11/01/37 & FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 04/01/35 to 08/01/37, valued at $38,162,999) to be repurchased at $37,426,722	37,412	37,412,287	3.2%
TOTAL SECURITIES LENDING COLLATERAL		39,339,158	3.4%
TOTAL INVESTMENTS — (100.0%) (Cost $837,642,168)		$1,188,779,620	102.6%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		$52,317,334	2.3%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & Van Haaren	85,898	8,768,567	0.4%
Bekaert SA	59,440	8,244,505	0.4%
Other Securities		72,415,978	3.2%
TOTAL COMMON STOCKS		89,429,050	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,288	0.0%
TOTAL — BELGIUM		89,433,338	4.0%
DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		77,895,429	3.5%
FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
# Amer Sports Oyj Series A	269,460	7,358,373	0.3%
KCI Konecranes Oyj	255,800	9,757,155	0.4%
Nokian Renkaat Oyj	384,580	14,610,945	0.7%
Other Securities		108,966,962	4.8%
TOTAL COMMON STOCKS		140,693,435	6.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		217,182	0.0%
TOTAL — FINLAND		140,910,617	6.2%
FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
# Bourbon SA	139,178	9,275,996	0.4%
Nexans SA	80,936	10,802,438	0.5%
SCOR SE	282,143	7,317,962	0.3%
* UbiSoft Entertainment SA	102,741	8,933,297	0.4%
Other Securities		258,703,076	11.5%
TOTAL COMMON STOCKS		295,032,769	13.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,729	0.0%
TOTAL — FRANCE		295,064,498	13.1%
GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
Bilfinger Berger AG	136,777	11,129,356	0.5%
MTU Aero Engines Holding AG	164,627	8,791,293	0.4%
MVV Energie AG	143,467	6,909,290	0.3%
*# QIAGEN NV	531,102	11,307,987	0.5%
Rheinmetall AG	86,437	7,188,072	0.3%
Rhoen-Klinikum AG	298,808	9,416,708	0.4%
* SGL Carbon AG	228,535	12,974,931	0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Stada Arzneimittel AG	181,686	$11,244,557	0.5%
Wincor Nixdorf AG	117,600	10,149,883	0.5%
Other Securities		253,774,100	11.2%
TOTAL COMMON STOCKS		342,886,177	15.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,104	0.0%
TOTAL — GERMANY		342,891,281	15.2%
GREECE — (4.0%)
COMMON STOCKS — (4.0%)
Bank of Greece	61,332	8,060,285	0.4%
Other Securities		99,251,819	4.4%
TOTAL COMMON STOCKS		107,312,104	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,427	0.0%
TOTAL — GREECE		107,324,531	4.8%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
DCC P.L.C.	324,316	8,077,177	0.4%
* Dragon Oil P.L.C.	1,510,561	9,851,756	0.4%
IAWS Group P.L.C.	368,887	7,993,147	0.4%
Kingspan Group P.L.C.	326,615	6,888,118	0.3%
Other Securities		40,307,761	1.7%
TOTAL — IRELAND		73,117,959	3.2%
ITALY — (6.6%)
COMMON STOCKS — (6.6%)
* Impregilo SpA	1,144,479	7,544,774	0.3%
Other Securities		166,480,838	7.4%
TOTAL COMMON STOCKS		174,025,612	7.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		534,824	0.0%
TOTAL — ITALY		174,560,436	7.7%
NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
Aalberts Industries NV	372,614	7,820,426	0.3%
Boskalis Westminster CVA	223,109	13,387,324	0.6%
# Hagemeyer NV	1,941,147	13,232,746	0.6%
Koninklijke Bam Groep NV	436,318	10,412,372	0.5%
Nutreco Holding NV	146,191	8,913,926	0.4%
OPG Groep NV	218,634	7,045,692	0.3%
Stork NV	105,189	7,330,987	0.3%
*# Tele Atlas NV	351,470	14,488,334	0.6%
Other Securities		122,614,023	5.5%
TOTAL — NETHERLANDS		205,245,830	9.1%
NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		71,389,878	3.2%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Jeronimo Martins SGPS SA	853,785	$6,868,793	0.3%
Other Securities		22,850,888	1.0%
TOTAL COMMON STOCKS		29,719,681	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,983	0.0%
TOTAL — PORTUGAL		29,735,664	1.3%
SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
# SOS Cuetara SA	363,709	7,508,500	0.3%
Other Securities		124,064,530	5.5%
TOTAL — SPAIN		131,573,030	5.8%
SWEDEN — (5.0%)
COMMON STOCKS — (5.0%)
OMX AB	189,900	7,926,174	0.4%
Other Securities		124,814,260	5.5%
TOTAL — SWEDEN		132,740,434	5.9%
SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
* Actelion, Ltd.	177,806	7,871,574	0.4%
Bank Sarasin & Cie Series B	1,778	8,466,979	0.4%
Barry Callebaut AG	10,927	8,519,989	0.4%
Bucher Industries AG	33,989	8,422,047	0.4%
Clariant AG	794,519	7,017,251	0.3%
Galenica Holding AG	15,936	8,660,554	0.4%
George Fisher AG	11,518	7,588,949	0.3%
Kuoni Reisen Holding AG	13,794	7,297,392	0.3%
* Logitech International SA	242,719	8,263,166	0.4%
Lonza Group AG	126,465	14,774,409	0.7%
PSP Swiss Property AG	148,025	7,592,864	0.3%
Rieters Holdings AG	15,890	7,900,389	0.4%
Sika AG	7,511	13,988,654	0.6%
Sulzer AG	14,002	21,170,814	0.9%
Valiant Holding AG	60,231	9,412,840	0.4%
Other Securities		178,114,825	7.8%
TOTAL COMMON STOCKS		325,062,696	14.4%
PREFERRED STOCKS — (0.1%)
Other Securities		1,861,695	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		72,405	0.0%
TOTAL — SWITZERLAND		326,996,796	14.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,480,000 FNMA 6.50%, 11/01/36, valued at $1,919,491) to be repurchased at $1,889,699	$1,889	$1,889,000	0.1%
SECURITIES LENDING COLLATERAL — (15.3%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $62,061,191 FHLMC 5.000%, 08/01/35 & FNMA 5.500%, 12/01/36, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	2.2%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $95,275,494 FNMA STRIP, rates ranging from 5.000% to 5.500%, maturities ranging from 02/01/19 to 08/01/34 & FNMA STRIPS Principal Only 0.000%, 04/01/33 & 07/01/33, valued at $12,301,246) to be repurchased at $12,064,698	12,060	12,060,045	0.5%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $28,999,285 FHLMC 5.500%, 05/01/35 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/34 to 11/01/37, valued at $26,522,605) to be repurchased at $26,010,032	26,000	26,000,000	1.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $416,136,832 FHLMC 5.500%, 06/01/34 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 04/01/19 to 11/01/37, valued at $325,308,564) to be repurchased at $319,052,159	318,929	318,929,106	14.1%
TOTAL SECURITIES LENDING COLLATERAL		406,989,151	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,802,732,916)		$2,660,075,206	117.9%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (8.9%)
Astral Media, Inc. Class A	61,500	$2,690,760	1.3%
# Corus Entertainment, Inc. Class B	48,900	2,418,226	1.1%
* Great Canadian Gaming Corp.	82,200	1,353,902	0.6%
Linamar Corp.	70,700	1,408,414	0.7%
* RONA, Inc.	149,300	2,611,388	1.2%
# Torstar Corp. Class B	72,900	1,402,666	0.7%
Other Securities		9,604,607	4.5%
Total Consumer Discretionary		21,489,963	10.1%
Consumer Staples — (3.4%)
# Rothmans, Inc.	80,000	2,000,100	0.9%
* Saskatchewan Wheat Pool, Inc.	264,000	2,943,747	1.4%
Other Securities		3,255,612	1.5%
Total Consumer Staples		8,199,459	3.8%
Energy — (20.1%)
* Denison Mines Corp.	239,400	2,202,590	1.0%
* Duvernay Oil Corp.	57,600	1,414,727	0.7%
# Ensign Energy Services, Inc.	150,400	2,194,446	1.0%
* Oilexco, Inc.	147,400	2,206,688	1.0%
* Petrobank Energy & Resources, Ltd.	67,000	3,366,248	1.6%
ShawCor, Ltd.	74,900	2,547,476	1.2%
# Trican Well Service, Ltd.	150,200	2,552,026	1.2%
* UEX Corp.	179,100	1,352,273	0.6%
* UTS Energy Corp.	507,000	2,707,515	1.3%
Other Securities		27,619,654	13.0%
Total Energy		48,163,643	22.6%
Financials — (5.3%)
Canadian Western Bank	71,100	1,921,929	0.9%
* Dundee Corp. Class A	75,200	1,638,690	0.8%
Home Capital Group, Inc.	35,700	1,419,503	0.7%
Kingsway Financial Services, Inc.	74,800	1,207,332	0.6%
Other Securities		6,438,210	2.9%
Total Financials		12,625,664	5.9%
Health Care — (5.5%)
* Axcan Pharma, Inc.	69,700	1,566,934	0.7%
MDS, Inc.	160,800	3,256,363	1.5%
Other Securities		8,301,547	3.9%
Total Health Care		13,124,844	6.1%
Industrials — (11.1%)
Evertz Technologies, Ltd.	47,900	1,820,291	0.9%
Methanex Corp.	123,100	3,656,253	1.7%
Ritchie Brothers Auctioneers, Inc.	34,400	2,547,791	1.2%
# Russel Metals, Inc.	81,700	2,009,103	0.9%
* Silver Standard Resources, Inc.	41,692	1,508,909	0.7%
* Stantec, Inc.	56,300	1,900,220	0.9%
Toromont Industries, Ltd.	76,900	2,047,949	1.0%
Transcontinental, Inc. Class A	87,400	1,589,885	0.8%
Other Securities		9,586,454	4.4%
Total Industrials		26,666,855	12.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (7.0%)
* Celestica, Inc.	251,756	$1,465,293	0.7%
* MacDonald Dettweiler & Associates, Ltd.	40,800	1,825,075	0.9%
*# Open Text Corp.	60,900	1,998,838	0.9%
Quebecor, Inc. Class B	55,000	2,131,907	1.0%
Other Securities		9,503,008	4.4%
Total Information Technology		16,924,121	7.9%
Materials — (26.1%)
CCL Industries, Inc. Class B	33,400	1,245,214	0.6%
* Eastern Platinum, Ltd.	736,790	2,026,274	1.0%
* Eldorado Gold Corp.	377,395	2,200,323	1.0%
* Equinox Minerals, Ltd.	640,890	2,781,602	1.3%
* FNX Mining Co., Inc.	39,806	1,332,373	0.6%
# Harry Winston Diamond Corp.	69,100	2,622,476	1.2%
IAMGOLD Corp.	359,000	3,091,145	1.5%
* Major Drilling Group International, Inc.	27,700	1,598,370	0.8%
* Miramar Mining Corp.	203,970	1,276,916	0.6%
# Nova Chemicals Corp.	37,400	1,209,950	0.6%
* Pan Amer Silver Corp.	70,200	2,235,280	1.0%
# Silvercorp Metals, Inc.	155,100	1,270,333	0.6%
* Thompson Creek Metals Company, Inc.	124,000	2,473,924	1.2%
* Timminco, Ltd.	98,400	1,431,792	0.7%
# West Fraser Timber Co., Ltd.	41,600	1,245,982	0.6%
Other Securities		34,664,309	16.1%
Total Materials		62,706,263	29.4%
Telecommunication Services — (0.0%)
Total Telecommunication Services		105,605	0.1%
Utilities — (1.3%)
Total Utilities		3,033,349	1.4%
TOTAL COMMON STOCKS		213,039,766	99.8%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		8,708	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,000 FNMA 5.58%, 03/25/37, valued at $110,211) to be repurchased at $108,040	$108	108,000	0.0%
SECURITIES LENDING COLLATERAL — (11.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $23,619,661 FHLMC, rates ranging from 5.000% to 5.988%(r), maturities ranging from 08/01/35 to 04/01/37 & FNMA 5.372%(r), 01/01/37, valued at $22,317,451) to be repurchased at $21,888,296	21,880	21,879,854	10.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $11,895,000 FNMA 5.000%, 04/01/18 & 5.000% 04/01/23, valued at $5,337,743) to be repurchased at $5,233,965	5,232	5,231,946	2.5%
TOTAL SECURITIES LENDING COLLATERAL		27,111,800	12.7%
TOTAL INVESTMENTS — (100.0%) (Cost $246,828,280)		$240,268,274	112.5%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  DECEMBER 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
ASSETS:
Investments at Value (including $438,586 $348,368 $32,731, $351,432 and $30,952 of securities on loan, respectively)	$1,385,248	$1,139,629	$1,096,756	$2,176,627	$246,024
Temporary Cash Investment at Value	5,545	7,555	9,584	23,843	4,281
Collateral Received from Securities on Loan at Value	467,637	397,854	35,393	375,439	32,767
Foreign Currencies at Value	5,655	2,704	4,771	13,481	36
Cash	15	15	15	15	15
Receivables:
Investment Securities Sold	5,747	6,895	8,934	14,305	—
Dividends, Interest and Tax Reclaims	1,439	2,702	2,461	2,419	200
Securities Lending Income	744	503	23	420	30
Fund Shares Sold	—	—	—	—	4,000
Total Assets	1,872,030	1,557,857	1,157,937	2,606,549	287,353
LIABILITIES:
Payables:
Fund Shares Redeemed	6,355	6,121	8,962	14,341	—
Upon Return of Securities Loaned	467,637	397,854	35,393	375,439	32,767
Investment Securities Purchased	—	3,519	8,468	20,793	4,282
Due to Advisor	120	97	92	184	19
Accrued Expenses and Other Liabilities	97	64	56	130	14
Total Liabilities	474,209	407,655	52,971	410,887	37,082
NET ASSETS	$1,397,821	$1,150,202	$1,104,966	$2,195,662	$250,271
Investments at Cost	$1,553,435	$802,460	$817,165	$1,388,761	$244,062
Temporary Cash Investments at Cost	$5,545	$7,555	$9,584	$23,843	$4,281
Collateral Received from Securities on Loan at Cost	$467,637	$397,854	$35,393	$375,439	$32,767
Foreign Currencies at Cost	$5,524	$2,665	$4,779	$13,505	$36

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $459,937, $398,007, $36,702, $378,625 and $24,883 of securities on loan, respectively)	$1,495,535	$1,191,974	$1,148,617	$2,251,197	$213,048
Temporary Cash Investments at Value	673	4,097	823	1,889	108
Collateral Received from Securities on Loan at Value	492,097	454,230	39,339	406,989	27,112
Foreign Currencies at Value	892	7,573	4,264	3,305	252
Cash	15	16	16	244	16
Receivables:
Investment Securities Sold	1,329	1,521	4,422	831	22
Dividends, Interest, and Tax Reclaims	6,933	2,122	1,862	2,101	109
Securities Lending Income	792	562	27	471	32
Fund Shares Sold	1,929	190	33	39	—
Prepaid Expenses and Other Assets	—	—	1	1	—
Total Assets	2,000,195	1,662,285	1,199,404	2,667,067	240,699
LIABILITIES:
Payables:
Upon Return of Securities Loaned	492,097	454,230	39,339	406,989	27,112
Investment Securities Purchased	1,230	2,733	1,326	3,630	23
Fund Shares Redeemed	1,843	—	—	—	—
Due to Advisor	124	102	101	192	19
Accrued Expenses and Other Liabilities	80	66	58	134	16
Total Liabilities	495,374	457,131	40,824	410,945	27,170
NET ASSETS	$1,504,821	$1,205,154	$1,158,580	$2,256,122	$213,529
Investments at Cost	$1,562,986	$805,569	$797,480	$1,393,855	$219,608
Temporary Cash Investments at Cost	$673	$4,097	$823	$1,889	$108
Collateral Received from Securities on Loan at Cost	$492,097	$454,230	$39,339	$406,989	$27,112
Foreign Currencies at Cost	$891	$7,629	$4,282	$3,294	$262

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,557, $469, $0, $5,790 and $69, respectively)	$20,711	$32,140	$34,869	$43,799	$394
Interest	262	306	103	244	100
Income from Securities Lending	10,705	5,485	108	7,366	105
Total Investment Income	31,678	37,931	35,080	51,409	599
Expenses
Investment Advisory Services Fees	1,524	1,016	1,234	2,231	81
Accounting & Transfer Agent Fees	174	123	145	242	24
Custodian Fees	262	355	81	523	101
Shareholders' Reports	15	9	12	21	1
Directors'/Trustees' Fees & Expenses	9	12	13	24	3
Legal Fees	7	4	5	9	1
Audit Fees	18	11	15	26	1
Organizational and Offering Costs	—	—	—	—	1
Other	29	21	19	37	3
Total Expenses	2,038	1,551	1,524	3,113	216
Net Investment Income (Loss)	29,640	36,380	33,556	48,296	383
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	51,317	111,215	42,995	151,648	1,663
Foreign Currency Transactions	(227)	874	397	559	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(103,081)	232,165	(51,516)	126,217	(6,570)
Translation of Foreign Currency Denominated Amounts	144	(25)	(10)	83	(2)
Net Realized and Unrealized Gain (Loss)	(51,847)	344,229	(8,134)	278,507	(5,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,207)	$380,609	$25,422	$326,803	$(4,939)

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,640	$23,044	$36,380	$23,806	$33,556	$23,984	$48,296	$32,787	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	51,317	62,821	111,215	37,029	42,995	30,432	151,648	46,115	1,663
Foreign Currency Transactions	(227)	(83)	874	(442)	397	359	559	(3)	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(103,081)	(135,957)	232,165	130,890	(51,516)	275,001	126,217	455,015	(6,570)
Translation of Foreign Currency Denominated Amounts	144	218	(25)	15	(10)	23	83	130	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,207)	(49,957)	380,609	191,298	25,422	329,799	326,803	534,044	(4,939)
Transactions in Interest:
Contributions	227,009	334,524	123,444	171,488	36,898	158,726	103,548	375,913	222,468
Withdrawals	(85,703)	(50,274)	(48,526)	(9,082)	(21,566)	(13,737)	(49,423)	(16,701)	(4,000)
Net Increase (Decrease) from Transactions in Interest	141,306	284,250	74,918	162,406	15,332	144,989	54,125	359,212	218,468
Total Increase (Decrease) in Net Assets	119,099	234,293	455,527	353,704	40,754	474,788	380,928	893,256	213,529
Net Assets
Beginning of Period	1,385,722	1,151,429	749,627	395,923	1,117,826	643,038	1,875,194	981,938	—
End of Period	$1,504,821	$1,385,722	$1,205,154	$749,627	$1,158,580	$1,117,826	$2,256,122	$1,875,194	$213,529

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(1.16)%	(2.28)%	31.03%	32.73%	47.87%	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699	$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.22%	0.27%	0.28%	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.68%	1.51%	1.45%	1.41%	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	9%	9%	6%	5%	16%	25%	14%	10%	11%	15%
	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	2.42%	44.80%	12.88%	29.68%	44.65%	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$1,158,580	$1,117,826	$643,038	$377,763	$160,917	$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.22%	0.27%	0.26%	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.70%	3.19%	2.70%	3.25%	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	12%	8%	12%	7%	7%	12%	7%	18%	9%	11%

See Page 57 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	For the Period April 2, 2007(a) to Nov. 30, 2007
Total Return	10.20	%(C)
Net Assets, End of Period (thousands)	$213,529
Ratio of Expenses to Average Net Assets	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.47	%(B)(E)
Portfolio Turnover Rate	6	%(C)

See Page 57 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  NOVEMBER 30, 2007

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which five are included in this report (the "Portfolios"):

International Equity Portfolios

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange,

demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2007, the total related amounts paid by the Trust to the CCO were $118 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$30
The Asia Pacific Small Company Series	20
The United Kingdom Small Company Series	25
The Continental Small Company Series	44
The Canadian Small Company Series	2

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$319,802	$143,598
The Asia Pacific Small Company Series	349,821	248,863
The United Kingdom Small Company Series	178,586	144,360
The Continental Small Company Series	374,115	266,753
The Canadian Small Company Series	224,205	7,413

There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2007.

F.  Federal Income Taxes:

The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Portfolios' investments are in securities considered to be "passive foreign investment companies". At November 30, 2007, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (amounts in thousands):

	Mark to Market	Realized Gains
The Japanese Small Company Series	$2,086	$3,874
The Asia Pacific Small Company Series	1,467	1,992
The United Kingdom Small Company Series	12,550	1,409
The Continental Small Company Series	3,689	4,008
The Canadian Small Company Series	—	105

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
The Japanese Small Company Series	$2,060,650	$205,024	$(277,369)	$(72,345)
The Asia Pacific Small Company Series	1,265,894	463,798	(79,391)	384,407
The United Kingdom Small Company Series	850,201	420,668	(82,090)	338,578
The Continental Small Company Series	1,806,423	938,052	(84,400)	853,652
The Canadian Small Company Series	246,828	17,340	(23,900)	(6,560)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the funds' tax positions to be taken on the federal income tax returns for the Dimensional funds launched during fiscal year 2007 (as indicated in the Statements of Operations) for the open tax year ended November 30, 2007, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. For the year ended November 30, 2007, there were no borrowings by the Portfolios under this line of credit.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The United Kingdom Small Company Series	5.82%	$238	15	$1	$530
The Continental Small Company Series	5.93%	529	14	1	1,656
The Canadian Small Company Series	5.14%	60	1	—	60

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolios' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ended November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2007, the results of each of their operations, the changes in their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

  NOTICE TO SHAREHOLDERS
  (Unaudited)

For shareholders that do not have a November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, the Portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)	Qualifying Interest Income(3)	Qualifying Short-Term Capital Gain(4)
International Small Company Portfolio	41.21%	10.22%	48.57%	100.00%	30.10%	4.69%	0.69%	18.79%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the fund to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Fund

SA Real Estate Securities Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266

SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member FINRA/SIPC

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Advertising — 0.1%
Getty Images, Inc.*	1,600	$46,400
Harte-Hanks, Inc.	2,550	44,115
Interpublic Group of Cos., Inc.*	16,770	136,005
inVentiv Health, Inc.*	1,000	30,960
Lamar Advertising Co., Class A	3,300	158,631
Marchex, Inc., Class B	1,000	10,860
Omnicom Group, Inc.	10,400	494,312
		921,283
Aerospace/Defense — 2.1%
AAR Corp.*	1,100	41,833
Alliant Techsystems, Inc.*	875	99,540
BE Aerospace, Inc.*	2,400	126,960
Boeing Co.	27,400	2,396,404
Curtiss-Wright Corp.	1,576	79,115
DRS Technologies, Inc.	1,618	87,809
GenCorp, Inc.*	1,500	17,490
General Dynamics Corp.	15,400	1,370,446
Goodrich Corp.	4,200	296,562
Hexcel Corp.*	3,100	75,268
Honeywell International, Inc.	32,700	2,013,339
Kratos Defense & Security Solutions, Inc.*	700	1,645
Moog, Inc., Class A*	1,500	68,715
Northrop Grumman Corp.	13,164	1,035,217
Orbital Sciences Corp.*	2,300	56,396
Raytheon Co.	17,100	1,037,970
Rockwell Collins	6,700	482,199
Teledyne Technologies, Inc.*	1,700	90,661
TransDigm Group, Inc.*	300	13,551
Triumph Group, Inc.	200	16,470
United Technologies Corp.	39,840	3,049,354
World Fuel Services Corp.	1,000	29,030
		12,485,974
Agricultural Operations — 0.5%
AGCO Corp.*	3,600	244,728
Bunge Ltd.	700	81,487
CF Industries Holdings, Inc.	1,900	209,114
Monsanto Co.	21,734	2,427,470
		2,962,799
Airlines — 0.2%
AirTran Holdings, Inc.*	3,800	27,208
Alaska Air Group, Inc.*	1,700	42,517
AMR Corp.*	9,500	133,285
Continental Airlines, Inc., Class B*	4,100	91,225
ExpressJet Holdings, Inc.*	700	1,736
JetBlue Airways Corp.*	7,050	41,595
Republic Airways Holdings, Inc.*	1,700	33,303
SkyWest, Inc.	1,900	51,015
Southwest Airlines Co.	30,500	372,100
UAL Corp.*	3,610	128,733
		922,717
Auto & Related — 0.9%
A.S.V., Inc.*	1,000	13,850
Advance Auto Parts, Inc.	3,700	140,563
American Axle & Manufacturing Holdings, Inc.	2,100	39,102
ArvinMeritor, Inc.	2,100	24,633
Asbury Automotive Group, Inc.	900	13,545
AutoZone, Inc.*	2,000	239,820
Avis Budget Group, Inc.*	3,804	49,452
BorgWarner, Inc.	4,400	213,004
CarMax, Inc.*	7,146	141,134
Cummins Engine Co., Inc.	2,400	305,688
Dollar Thrifty Automotive Group, Inc.*	500	$11,840
Ford Motor Co.*	72,700	489,271
General Motors Corp.	22,600	562,514
Harley-Davidson, Inc.	10,400	485,784
Johnson Controls, Inc.	19,800	713,592
Lear Corp.*	2,700	74,682
Monaco Coach Corp.	400	3,552
Navistar International Corp.*	2,800	151,760
O’Reilly Automotive, Inc.*	3,600	116,748
Oshkosh Truck Corp.	2,600	122,876
PACCAR, Inc.	13,780	750,734
Penske Automotive Group, Inc.	3,200	55,872
Proliance International, Inc.*	94	169
Superior Industries International, Inc.	300	5,451
Tenneco Automotive, Inc.*	1,500	39,105
Thor Industries, Inc.	1,600	60,816
TRW Automotive Holdings Corp.*	3,700	77,330
United Rentals, Inc.*	3,200	58,752
Visteon Corp.*	4,600	20,194
Wabash National Corp.	300	2,307
WABCO Holdings, Inc.	2,666	133,540
Winnebago Industries, Inc.	400	8,408
		5,126,088
Banks/Savings & Loans — 4.0%
Alabama National BanCorp.	300	23,343
AMCORE Financial, Inc.	500	11,350
Associated Banc-Corp	4,619	125,129
Astoria Financial Corp.	3,700	86,099
Banco Bilbao Vizcaya Argentaria SA, ADR	4,958	120,231
BancorpSouth, Inc.	2,700	63,747
Bank of America Corp.	177,875	7,339,122
Bank of New York Mellon Corp.	30,150	1,470,114
BankUnited Financial Corp., Class A	500	3,450
BB&T Corp.	20,911	641,340
BOK Financial Corp.	2,242	115,911
Boston Private Financial Holdings, Inc.	1,300	35,204
Brookline Bancorp, Inc.	1,500	15,240
Capitol Federal Financial	2,500	77,500
Cathay Bancorp, Inc.	1,950	51,655
Central Pacific Financial Corp.	1,300	23,998
Chemical Financial Corp.	315	7,494
Chittenden Corp.	1,625	57,882
City National Corp.	1,200	71,460
Comerica, Inc.	5,900	256,827
Commerce Bancshares, Inc.	3,117	139,849
Community Bank Systems, Inc.	400	7,948
CVB Financial Corp.	2,416	24,981
Dime Community Bancshares	600	7,662
East West Bancorp, Inc.	2,200	53,306
F.N.B. Corp.	1,851	27,210
Fifth Third Bancorp	22,337	561,329
First Charter Corp.	600	17,916
First Community Bancorp	1,200	49,488
First Financial Bancorp	630	7,182
First Horizon National Corp.	4,600	83,490
First Midwest Bancorp, Inc.	1,500	45,900
First Niagara Financial Group, Inc.	3,500	42,140
FirstMerit Corp.	3,000	60,030
Frontier Financial Corp.	1,500	27,855
Fulton Financial Corp.	7,067	79,292
Glacier Bancorp, Inc.	1,875	35,138
Guaranty Financial Group, Inc.*	1,333	21,328
Hancock Holding Co.	400	15,280
Hanmi Financial Corp.	1,407	12,128
Harleysville National Corp.	463	6,746
Hudson City Bancorp, Inc.	22,607	339,557

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Huntington Bancshares, Inc.	13,392	$197,666
International Bancshares Corp.	2,750	57,585
Investors Bancorp, Inc.*	700	9,898
M&T Bank Corp.	3,000	244,710
MB Financial, Inc.	1,450	44,704
National City Corp.	26,611	438,017
National Penn Bancshares, Inc.	1,723	26,086
NBT Bancorp, Inc.	600	13,692
New York Community Bancorp, Inc.	11,765	206,829
NewAlliance Bancshares, Inc.	3,600	41,472
Northern Trust Corp.	8,700	666,246
Northwest Bancorp, Inc.	1,900	50,483
Old National Bancorp	2,307	34,513
Pacific Capital Bancorp	1,666	33,537
People’s United Financial, Inc.	10,710	190,638
PNC Bank Corp.	13,536	888,638
Prosperity Bancshares, Inc.	1,200	35,268
Provident Bankshares Corp.	400	8,556
Provident Financial Services, Inc.	2,300	33,166
Regions Financial Corp.	29,116	688,593
S&T Bancorp, Inc.	415	11,471
Sovereign Bancorp, Inc.	18,060	205,884
Sterling Bancshares, Inc.	2,250	25,110
Sterling Financial Corp. - WA	1,660	27,871
SunTrust Banks, Inc.	11,626	726,509
SVB Financial Group*	500	25,200
TCF Financial Corp.	4,700	84,271
The Colonial BancGroup, Inc.	6,100	82,594
TrustCo Bank Corp. NY	2,380	23,610
Trustmark Corp.	1,300	32,968
U.S. Bancorp	70,915	2,250,842
UCBH Holdings, Inc.	4,020	56,923
UMB Financial Corp.	1,600	61,376
Umpqua Holdings Corp.	1,400	21,476
UnionBanCal Corp.	4,900	239,659
United Bankshares, Inc.	1,500	42,030
United Community Banks, Inc.	1,550	24,490
Valley National Bancorp	4,688	89,353
Wachovia Corp.	76,158	2,896,289
Washington Federal, Inc.	2,947	62,211
Washington Mutual, Inc.	37,834	514,921
Webster Financial Corp.	1,310	41,881
WesBanco, Inc.	100	2,060
Westamerica Bancorporation	700	31,185
Western Alliance Bancorp*	1,000	18,770
Wintrust Financial Corp.	300	9,939
Zions Bancorporation	2,707	126,390
		23,908,431
Broadcasting — 0.8%
Charter Communications, Inc., Class A*	17,100	20,007
Citadel Broadcasting Corp.	10,707	22,056
Comcast Corp., Class A*	82,487	1,506,213
Comcast Corp., Class A Special*	44,100	799,092
Cox Radio, Inc., Class A*	800	9,720
Crown Media Holdings, Inc., Class A*	2,400	15,600
Cumulus Media, Inc., Class A*	900	7,236
Discovery Holding Co., Class A*	8,040	202,125
Entercom Communications Corp.	1,100	15,059
Entravision Communications Corp.*	1,700	13,311
Gray Television, Inc.	500	4,010
Hearst-Argyle Television, Inc.	1,600	35,376
Liberty Global, Inc., Series A*	3,795	148,726
Liberty Global, Inc., Series C*	8,195	299,855
Liberty Media Holding Corp. - Capital, Series A*	4,830	$562,647
Lin TV Corp., Class A*	200	2,434
Mediacom Communications Corp.*	2,700	12,393
Radio One, Inc., Class D*	2,000	4,740
Salem Communications Corp., Class A	200	1,318
Sinclair Broadcast Group, Inc., Class A	1,000	8,210
Spanish Broadcasting System, Inc., Class A*	400	740
The DIRECTV Group, Inc.*	48,899	1,130,545
TiVo, Inc.*	1,100	9,174
Westwood One, Inc.	2,200	4,378
World Wrestling Federation Entertainment, Inc.	1,500	22,140
		4,857,105
Building & Construction — 0.4%
Cavco Industries, Inc.*	100	3,384
Centex Corp.	4,500	113,670
Champion Enterprises, Inc.*	2,100	19,782
D.R. Horton, Inc.	12,500	164,625
Dycom Industries, Inc.*	700	18,655
Emcor Group, Inc.*	2,200	51,986
Fleetwood Enterprises, Inc.*	2,200	13,156
Granite Construction, Inc.	1,500	54,270
Insituform Technologies, Inc., Class A*	1,000	14,800
Jacobs Engineering Group, Inc.*	4,400	420,684
KB HOME	3,300	71,280
Lennar Corp., Class A	4,300	76,927
Lennar Corp., Class B	800	13,280
M.D.C. Holdings, Inc.	1,057	39,246
Martin Marietta Materials, Inc.	1,200	159,120
Masco Corp.	15,800	341,438
Modine Manufacturing Co.	400	6,604
NCI Building Systems, Inc.*	200	5,758
NVR, Inc.*	100	52,400
Perini Corp.*	110	4,556
Ryland Group, Inc.	1,200	33,060
Simpson Manufacturing Co., Inc.	1,400	37,226
Texas Industries, Inc.	600	42,060
The Shaw Group, Inc.*	3,200	193,408
Toll Brothers, Inc.*	5,800	116,348
Trex Co., Inc.*	100	851
URS Corp.*	1,600	86,928
USG Corp.*	3,400	121,686
Vulcan Materials Co.	2,992	236,630
		2,513,818
Business Services — 1.0%
Acxiom Corp.	3,000	35,190
Administaff, Inc.	1,000	28,280
AMN Healthcare Services, Inc.*	1,200	20,604
Automatic Data Processing, Inc.	23,100	1,028,643
BEA Systems, Inc.*	15,000	236,700
BearingPoint, Inc.*	8,600	24,338
Brady Corp., Class A	1,600	56,144
CDI Corp.	300	7,278
ChoicePoint, Inc.*	3,266	118,948
Cintas Corp.	6,000	201,720
CSG Systems International, Inc.*	1,800	26,496
Ecolab, Inc.	9,200	471,132
Electronic Data Systems Corp.	20,700	429,111
Expeditors International of Washington, Inc.	8,100	361,908
Fair Isaac Corp.	1,600	51,440
Fiserv, Inc.*	6,650	369,008
Foundry Networks, Inc.*	5,100	89,352
FTI Consulting, Inc.*	1,100	67,804

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Business Services (Continued)
Gartner, Inc., Class A*	4,600	$80,776
Gevity HR, Inc.	200	1,538
Global Payments, Inc.	2,480	115,370
Hudson Highland Group, Inc.*	270	2,271
Iron Mountain, Inc.*	7,975	295,234
Kelly Services, Inc., Class A	500	9,330
Kenexa Corp.*	1,000	19,420
Korn/Ferry International*	1,400	26,348
Manpower, Inc.	3,200	182,080
Mastercard, Inc.	500	107,600
MAXIMUS, Inc.	400	15,444
MPS Group, Inc.*	3,900	42,666
Navigant Consulting, Inc.*	1,613	22,050
Paychex, Inc.	15,250	552,355
Resources Connection, Inc.	1,600	29,056
Robert Half International, Inc.	6,200	167,648
SEI Investments Co.	7,400	238,058
TeleTech Holdings, Inc.*	1,900	40,413
Tetra Tech, Inc.*	2,300	49,450
The Corporate Executive Board Co.	800	48,080
TrueBlue, Inc.*	2,300	33,304
Watson Wyatt & Co. Holdings	1,500	69,615
		5,772,202
Chemicals — 1.4%
A. Schulman, Inc.	200	4,310
Air Products & Chemicals, Inc.	9,000	887,670
Airgas, Inc.	2,800	145,908
Albemarle Corp.	4,000	165,000
Arch Chemicals, Inc.	200	7,350
Ashland, Inc.	2,700	128,061
Cabot Corp.	2,400	80,016
Cabot Microelectronics Corp.*	300	10,773
Celanese Corp.	5,100	215,832
Chemtura Corp.	10,078	78,609
Cytec Industries, Inc.	2,000	123,160
Dionex Corp.*	300	24,858
Dow Chemical Co.	38,200	1,505,844
E.I. du Pont de Nemours & Co.	36,800	1,622,512
Eastman Chemical Co.	2,900	177,161
Ferro Corp.	1,500	31,095
FMC Corp.	1,400	76,370
Georgia Gulf Corp.	600	3,972
H.B. Fuller Co.	2,300	51,635
Hercules, Inc.	4,100	79,335
Kronos Worldwide, Inc.	1,422	24,814
Lubrizol Corp.	2,600	140,816
Minerals Technologies, Inc.	300	20,085
Nalco Holding Co.	2,190	52,954
NL Industries, Inc.	800	9,144
Olin Corp.	2,100	40,593
OM Group, Inc.*	400	23,016
PolyOne Corp.*	3,100	20,398
Praxair, Inc.	12,200	1,082,262
Rockwood Holdings, Inc.*	2,800	93,016
Rohm & Haas Co.	8,000	424,560
RPM, Inc.	4,400	89,320
Sigma-Aldrich Corp.	5,000	273,000
Spartech Corp.	500	7,050
Symyx Technologies*	400	3,072
Terra Industries, Inc.*	3,400	162,384
The Mosaic Co.*	1,800	169,812
The Valspar Corp.	3,200	72,128
Tronox, Inc., Class B	857	7,413
UAP Holding Corp.	2,600	$100,360
Valhi, Inc.	3,660	58,340
Westlake Chemical Corp.	2,100	39,879
Zep, Inc.*	500	6,935
		8,340,822
Commercial Services — 0.5%
Advance America Cash Advance Centers, Inc.	500	5,080
Alliance Data Systems Corp.*	3,100	232,469
Arbitron, Inc.	300	12,471
Broadridge Financial Solutions, Inc.	5,775	129,533
Coinstar, Inc.*	1,000	28,150
Convergys Corp.*	5,300	87,238
CoStar Group, Inc.*	200	9,450
Deluxe Corp.	2,100	69,069
Euronet Worldwide, Inc.*	1,400	42,000
Fluor Corp.	2,100	306,012
Global Cash Access Holdings, Inc.*	500	3,030
Heartland Payment Systems, Inc.	1,400	37,520
Hewitt Associates, Inc., Class A*	380	14,550
Live Nation, Inc.*	3,200	46,464
Mobile Mini, Inc.*	1,000	18,540
Moody’s Corp.	11,100	396,270
NAVTEQ Corp.*	2,900	219,240
PHH Corp.*	1,567	27,642
Plexus Corp.*	800	21,008
Polycom, Inc.*	3,400	94,452
Quanta Services, Inc.*	5,834	153,084
R.H. Donnelley Corp.*	2,459	89,705
TETRA Technologies, Inc.*	2,600	40,482
The Western Union Co.	29,079	706,038
Viad Corp.	400	12,632
Weight Watchers International, Inc.	3,700	167,166
Wright Express Corp.*	1,300	46,137
		3,015,432
Communication Services — 0.0%
JDS Uniphase Corp.*	7,586	100,894

Communications Equipment — 0.1%
Arris Group, Inc.*	3,500	34,930
Atheros Communications, Inc.*	1,500	45,810
Ceradyne, Inc.*	300	14,079
Finisar Corp.*	13,400	19,430
General Cable Corp.*	1,400	102,592
Ixia*	1,700	16,116
L-3 Communications Holdings, Inc.	4,100	434,354
MasTec, Inc.*	2,200	22,374
Sonus Networks, Inc.*	12,300	71,709
Tekelec*	2,000	25,000
UTStarcom, Inc.*	4,400	12,100
ViaSat, Inc.*	1,200	41,316
		839,810
Computer Equipment — 1.6%
Adaptec, Inc.*	1,100	3,718
Electronics for Imaging, Inc.*	1,500	33,720
EMC Corp.*	87,332	1,618,262
Emulex Corp.*	3,300	53,856
Hutchinson Technology, Inc.*	400	10,528
Imation Corp.	500	10,500
Ingram Micro, Inc., Class A*	6,300	113,652
Insight Enterprises, Inc.*	1,000	18,240
Intel Corp.	230,600	6,147,796
MEMC Electronic Materials, Inc.*	8,400	743,316
Mentor Graphics Corp.*	3,500	37,730

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Equipment (Continued)
MTS Systems Corp.	152	$6,486
Palm, Inc.	3,400	21,556
SanDisk Corp.*	7,800	258,726
Seagate Technology	2,590	66,045
Semtech Corp.*	3,700	57,424
Silicon Storage Technology, Inc.*	1,300	3,887
Synaptics, Inc.*	300	12,348
Trident Microsystems, Inc.*	2,700	17,712
Varian Semiconductor Equipment Associates, Inc.*	2,925	108,225
Western Digital Corp.*	8,900	268,869
Whitney Holding Corp.	2,525	66,029
		9,678,625
Computer Services — 1.7%
Affiliated Computer Services, Inc., Class A*	4,300	193,930
Aspen Technology, Inc.*	3,000	48,660
Avocent Corp.*	1,100	25,641
Black Box Corp.	300	10,851
Brocade Communications Systems, Inc.*	15,950	117,073
Cadence Design Systems, Inc.*	11,800	200,718
Cisco Systems, Inc.*	242,621	6,567,750
Cognizant Technology Solutions Corp.*	9,400	319,036
Computer Sciences Corp.*	6,300	311,661
Compuware Corp.*	14,300	126,984
Diebold, Inc.	2,800	81,144
DST Systems, Inc.*	2,500	206,375
Extreme Networks, Inc.*	3,400	12,036
FactSet Research Systems, Inc.	1,050	58,485
Fidelity National Information Services, Inc.	9,678	402,508
IHS, Inc., Class A*	1,600	96,896
Jack Henry & Associates, Inc.	3,100	75,454
Manhattan Associates, Inc.*	300	7,908
MICROS Systems, Inc.*	1,600	112,256
NCR Corp.*	6,900	173,190
NETGEAR, Inc.*	1,000	35,670
Network Appliance, Inc.*	14,200	354,432
Perot Systems Corp., Class A*	4,500	60,750
Sapient Corp.*	5,000	44,050
SRA International, Inc., Class A*	1,400	41,230
Sybase, Inc.*	3,100	80,879
Sykes Enterprises, Inc.*	1,400	25,200
Syntel, Inc.	1,400	53,928
Unisys Corp.*	13,800	65,274
Wind River Systems, Inc.*	3,300	29,469
		9,939,438
Computer Software — 4.3%
3Com Corp.*	14,100	63,732
ACI Worldwide, Inc.*	900	17,136
Activision, Inc.*	11,744	348,797
Adobe Systems, Inc.*	23,208	991,678
Advent Software, Inc.*	400	21,640
ANSYS, Inc.*	3,000	124,380
Autodesk, Inc.*	9,300	462,768
Blackboard, Inc.*	1,000	40,250
BMC Software, Inc.*	8,200	292,248
Borland Software Corp.*	2,200	6,622
CA, Inc.	21,600	538,920
Citrix Systems, Inc.*	6,400	243,264
Electronic Arts, Inc.*	12,300	718,443
Epicor Software Corp.*	1,900	22,382
eResearch Technology, Inc.*	1,600	18,912
Informatica Corp.*	2,400	43,248
Intermec, Inc.*	1,800	36,558
Intuit, Inc.*	13,200	$417,252
L-1 Identity Solutions, Inc.*	2,731	49,021
Lawson Software, Inc.*	7,000	71,680
McAfee, Inc.*	6,400	240,000
Metavante Technologies, Inc.*	3,200	74,624
Microsoft Corp.	391,700	13,944,520
Midway Games, Inc.*	3,500	9,660
National Instruments Corp.	2,850	94,990
Novell, Inc.*	13,200	90,684
Nuance Communications, Inc.*	7,700	143,836
NVIDIA Corp.*	21,300	724,626
Openwave Systems, Inc.	3,000	7,800
Oracle Corp.*	207,260	4,679,931
Parametric Technology Corp.*	4,580	81,753
Progress Software Corp.*	1,300	43,784
Quest Software, Inc.*	3,600	66,384
Red Hat, Inc.*	7,200	150,048
Salesforce.com, Inc.*	4,300	269,567
Symantec Corp.*	37,565	606,299
Take-Two Interactive Software, Inc.*	2,150	39,668
Teradata Corp.*	6,900	189,129
THQ, Inc.*	1,850	52,151
TIBCO Software, Inc.*	8,300	66,981
Ulticom, Inc.*	500	4,000
Verint Systems, Inc.*	1,000	19,550
		26,128,916
Computers — 3.3%
Apple Computer, Inc.*	32,400	6,417,792
Dell, Inc.*	90,900	2,227,959
Hewlett-Packard Co.	108,801	5,492,274
International Business Machines Corp.	48,400	5,232,040
Sun Microsystems, Inc.*	36,000	652,680
		20,022,745
Construction Materials — 0.1%
Eagle Materials, Inc.	1,593	56,520
Trane, Inc.	8,000	373,680
		430,200
Consumer Products — 2.4%
Avon Products, Inc.	18,700	739,211
Blyth, Inc.	1,500	32,910
Central Garden & Pet Co.*	200	1,152
Central Garden & Pet Co., Class A*	400	2,144
Clorox Co.	6,100	397,537
Colgate-Palmolive Co.	21,600	1,683,936
Energizer Holdings, Inc.*	2,000	224,260
Estee Lauder Companies, Inc., Class A	4,800	209,328
Fortune Brands, Inc.	5,300	383,508
Fossil, Inc.*	2,600	109,148
Hasbro, Inc.	5,700	145,806
IDEXX Laboratories, Inc.*	1,600	93,808
International Flavors & Fragrances, Inc.	3,500	168,455
Jarden Corp.*	2,655	62,685
Mattel, Inc.	15,300	291,312
Newell Rubbermaid, Inc.	11,100	287,268
Procter & Gamble Co.	126,205	9,265,971
Russ Berrie & Co., Inc.*	400	6,544
Sally Beauty Holdings, Inc.*	3,500	31,675
Spectrum Brands, Inc.*	1,500	7,995
The Scotts Co., Class A	2,200	82,324
Tupperware Corp.	1,700	56,151
		14,283,128
Containers & Glass — 0.1%
Crown Holdings, Inc.*	6,900	176,985
Owens-Illinois, Inc.*	5,800	287,100

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Glass (Continued)
Silgan Holdings, Inc.	600	$31,164
		495,249
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	104,044
Graphic Packaging Corp.*	8,000	29,520
Pactiv Corp.*	4,500	119,835
Rock-Tenn Co., Class A	1,400	35,574
Sealed Air Corp.	5,800	134,212
Sonoco Products Co.	1,700	55,556
		478,741
Distribution/Wholesale — 0.2%
Brightpoint, Inc.*	1,680	25,805
Central European Distribution Corp.*	1,400	81,312
Fastenal Co.	5,100	206,142
Genuine Parts Co.	5,900	273,170
Grainger, Inc.	2,500	218,800
LKQ Corp.*	2,600	54,652
Owens & Minor, Inc.	1,500	63,645
ScanSource, Inc.*	200	6,470
United Natural Foods, Inc.*	1,600	50,752
United Stationers, Inc.*	500	23,105
Watsco, Inc.	200	7,352
WESCO International, Inc.*	1,500	59,460
		1,070,665
Diversified Operations — 2.0%
3M Co.	28,600	2,411,552
Actuant Corp., Class A	2,400	81,624
Acuity Brands, Inc.	1,000	45,000
Barnes Group, Inc.	1,900	63,441
Carlisle Cos., Inc.	2,600	96,278
Chemed Corp.	400	22,352
Corning, Inc.	61,560	1,476,825
Covanta Holding Corp.*	5,690	157,385
Crane Co.	2,300	98,670
Danaher Corp.	12,300	1,079,202
ESCO Technologies, Inc.*	400	15,976
Esterline Technologies Corp.*	300	15,525
Federal Signal Corp.	900	10,098
Griffon Corp.*	400	4,980
Harsco Corp.	2,000	128,140
Hawaiian Electric Industries, Inc.	2,800	63,756
Hillenbrand Industries, Inc.	2,500	139,325
Illinois Tool Works, Inc.	22,700	1,215,358
ITT Industries, Inc.	7,400	488,696
KBR, Inc.*	8,946	347,105
Lancaster Colony Corp.	500	19,850
Leucadia National Corp.	7,800	367,380
Lockheed Martin Corp.	15,500	1,631,530
Mathews International Corp., Class A	500	23,435
Pentair, Inc.	3,700	128,797
PerkinElmer, Inc.	4,500	117,090
PPG Industries, Inc.	6,600	463,518
Roper Industries, Inc.	3,100	193,874
Sensient Technologies Corp.	1,800	50,904
Teleflex, Inc.	900	56,709
Textron, Inc.	7,800	556,140
Tredegar Corp.	400	6,432
Trinity Industries, Inc.	2,400	66,624
Universal Corp.	500	25,610
Vector Group Ltd.	1,588	31,855
Walter Industries, Inc.	1,400	50,302
		11,751,338
Education — 0.1%
Apollo Group, Inc., Class A*	6,550	$459,483
Career Education Corp.*	3,700	93,018
Corinthian Colleges, Inc.*	3,100	47,740
DeVry, Inc.	2,400	124,704
ITT Educational Services, Inc.*	900	76,743
Renaissance Learning, Inc.	500	7,000
Strayer Education, Inc.	200	34,116
The Geo Group, Inc.*	800	22,400
Universal Technical Institute, Inc.*	1,000	17,000
		882,204
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	39,580
Dynegy, Inc.*	16,200	115,668
Great Plains Energy, Inc.	2,700	79,164
Integrys Energy Group, Inc.	1,377	71,177
NSTAR	4,300	155,746
Portland General Electric Co.	2,100	58,338
Weststar Energy, Inc.	3,100	80,414
		600,087
Electrical Equipment — 2.8%
A.O. Smith Corp.	300	10,515
Advanced Energy Industries, Inc.*	1,800	23,544
Avid Technology, Inc.*	1,700	48,178
Axcelis Technologies, Inc.*	2,800	12,880
Checkpoint Systems, Inc.*	600	15,588
Cooper Industries Ltd.	1,100	58,168
Credence Systems Corp.*	2,500	6,050
FLIR Systems, Inc.*	5,000	156,500
General Electric Co.	416,799	15,450,739
GrafTech International Ltd.*	3,700	65,675
Ionatron, Inc.*	2,300	6,578
Lincoln Electric Holdings, Inc.	900	64,062
Littelfuse, Inc.*	400	13,184
Microchip Technology, Inc.	8,150	256,073
Molex, Inc.	2,500	65,675
Molex, Inc., Class A	2,600	70,980
Power Integrations, Inc.*	400	13,772
Power-One, Inc.*	1,200	4,788
Rogers Corp.*	300	13,011
The Genlyte Group, Inc.*	400	38,080
Veeco Instruments, Inc.*	400	6,680
Vicor Corp.	200	3,118
Xilinx, Inc.	12,400	271,188
		16,675,026
Electronics — 2.4%
Advanced Micro Devices, Inc.*	18,400	138,000
Agilent Technologies, Inc.*	16,800	617,232
Altera Corp.	14,500	280,140
AMETEK, Inc.	3,750	175,650
AMIS Holdings, Inc.*	4,000	40,080
Amkor Technology, Inc.*	7,500	63,975
Amphenol Corp., Class A	6,600	306,042
Analog Devices, Inc.	13,900	440,630
Anixter International, Inc.*	1,600	99,632
Applied Materials, Inc.	55,900	992,784
Applied Micro Circuits Corp.*	2,950	25,783
Arrow Electronics, Inc.*	4,600	180,688
Atmel Corp.*	19,500	84,240
ATMI, Inc.*	1,500	48,375
Avnet, Inc.*	5,522	193,104
AVX Corp.	6,200	83,204
Belden CDT, Inc.	1,500	66,750
Benchmark Electronics, Inc.*	2,250	39,893

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
Broadcom Corp., Class A*	19,900	$520,186
Brooks Automation, Inc.*	2,500	33,025
Cirrus Logic, Inc.*	3,100	16,368
Coherent, Inc.*	400	10,028
Conexant Systems, Inc.*	18,217	15,120
Cree, Inc.*	2,600	71,422
Cubic Corp.	500	19,600
Cymer, Inc.*	1,500	58,395
Cypress Semiconductor Corp.*	6,100	219,783
Daktronics, Inc.	1,600	36,112
Diodes, Inc.*	1,500	45,105
DSP Group, Inc.*	500	6,100
Emerson Electric Co.	32,100	1,818,786
Energy Conversion Devices, Inc.*	900	30,285
EnerSys*	1,800	44,928
Entegris, Inc.*	5,017	43,297
Exar Corp.*	600	4,782
Fairchild Semiconductor International, Inc.*	4,600	66,378
FormFactor, Inc.*	1,100	36,410
Genesis Microchip, Inc.*	900	7,713
Gentex Corp.	5,600	99,512
Harman International Industries, Inc.	1,900	140,049
Hittite Microwave Corp.*	1,100	52,536
Hubbell, Inc., Class B	2,100	108,360
II-VI, Inc.*	1,100	33,605
Integrated Device Technology, Inc.*	7,990	90,367
International Rectifier Corp.*	2,600	88,322
Intersil Corp., Class A	5,500	134,640
Itron, Inc.*	1,000	95,970
Jabil Circuit, Inc.	8,500	129,795
KEMET Corp.*	1,500	9,945
KLA-Tencor Corp.	9,000	433,440
Lam Research Corp.*	5,700	246,411
Lattice Semiconductor Corp.*	3,900	12,675
Linear Technology Corp.	7,000	222,810
LSI Logic Corp.*	29,110	154,574
Maxim Integrated Products, Inc.	12,836	339,897
Micrel, Inc.	2,800	23,660
Micron Technology, Inc.*	28,714	208,177
Microsemi Corp.*	2,900	64,206
MKS Instruments, Inc.*	2,300	44,022
Multi-Fineline Electronix, Inc.*	600	10,404
National Semiconductor Corp.	12,700	287,528
Newport Corp.*	1,600	20,464
Novellus Systems, Inc.*	4,556	125,609
OmniVision Technologies, Inc.*	1,000	15,650
ON Semiconductor Corp.*	13,000	115,440
Photronics, Inc.*	600	7,482
PMC-Sierra, Inc.*	8,400	54,936
QLogic Corp.*	5,800	82,360
Rambus, Inc.*	4,400	92,136
Rockwell Automation Inc.	6,400	441,344
Sanmina-SCI Corp.*	21,220	38,620
Sigmatel, Inc.*	1,000	2,110
Silicon Image, Inc.*	2,600	11,752
Silicon Laboratories, Inc.*	2,100	78,603
Skyworks Solutions, Inc.*	7,200	61,200
Synopsys, Inc.*	4,900	127,057
Taser International, Inc.*	1,000	14,390
Tech Data Corp.*	1,300	49,036
Technitrol, Inc.	1,500	42,870
Teradyne, Inc.*	7,100	73,414
Tessera Technologies, Inc.*	1,600	66,560
Texas Instruments, Inc.	57,600	1,923,840
Thermo Fisher Scientific, Inc.*	15,523	$895,367
Thomas & Betts Corp.*	2,300	112,792
Trimble Navigation Ltd.*	3,900	117,936
TriQuint Semiconductor, Inc.*	5,100	33,813
Vishay Intertechnology, Inc.*	6,430	73,366
Vitesse Semiconductor Corp.*	7,500	6,525
Zoran Corp.*	1,700	38,267
		14,733,869
Energy — 2.1%
Centerpoint Energy, Inc.	12,850	220,120
ChevronTexaco Corp.	87,247	8,142,763
CONSOL Energy, Inc.	7,000	500,640
DTE Energy Co.	6,800	298,928
Energy East Corp.	5,900	160,539
Entergy Corp.	7,500	896,400
Evergreen Energy, Inc.*	2,600	5,798
Evergreen Solar, Inc.*	2,100	36,267
NRG Energy, Inc.*	10,400	450,736
Peabody Energy Corp.	11,100	684,204
Progress Energy, Inc.	10,200	493,986
Sempra Energy	10,010	619,419
Syntroleum Corp.*	1,700	1,428
Watts Industries, Inc., Class A	400	11,920
		12,523,148
Environmental Services — 0.0%
Compagnie Generale de Geophysique-Veritas*	1,406	78,806
Headwaters, Inc.*	1,500	17,610
Mine Safety Appliances Co.	800	41,496
Rollins, Inc.	3,525	67,680
		205,592
Facility Services — 0.0%
ABM Industries, Inc.	1,800	36,702

Financial Services — 7.0%
Advanta Corp., Class B	300	2,421
Affiliated Managers Group, Inc.*	600	70,476
AMBAC Financial Group, Inc.	2,850	73,445
American Capital Strategies, Ltd.	6,100	201,056
American Express Co.	47,600	2,476,152
AmeriCredit Corp.*	4,900	62,671
Ameriprise Financial, Inc.	10,040	553,304
Asset Acceptance Capital Corp.	1,300	13,533
Bank of Hawaii Corp.	1,900	97,166
BlackRock, Inc.	500	108,400
Capital One Financial Corp.	12,772	603,605
CapitalSource, Inc.	4,992	87,809
Cash America International, Inc.	1,200	38,760
Charles Schwab Corp.	50,700	1,295,385
CIT Group, Inc.	7,600	182,628
Citigroup, Inc.	193,789	5,705,148
Citizens Banking Corp.	2,894	41,992
Cohen & Steers, Inc.	1,500	44,955
Commerce Bancorp, Inc.	7,500	286,050
CompuCredit Corp.*	1,700	16,966
Countrywide Credit Industries, Inc.	23,100	206,514
Cullen/Frost Bankers, Inc.	2,100	106,386
Discover Financial Services	21,300	321,204
Dun & Bradstreet Corp.	1,800	159,534
E*Trade Group, Inc.*	16,200	57,510
Eaton Vance Corp.	4,400	199,804
Equifax, Inc.	4,789	174,128
eSPEED, Inc., Class A*	400	4,520
Federal National Mortgage Association	39,000	1,559,220

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
Federated Investors, Inc., Class B	3,600	$148,176
Financial Federal Corp.	300	6,687
First Commonwealth Financial Corp.	2,200	23,430
Franklin Resources, Inc.	8,000	915,440
Greenhill & Co., Inc.	900	59,832
H&R Block, Inc.	12,900	239,553
Interactive Data Corp.	3,200	105,632
Investment Technology Group, Inc.*	1,500	71,385
Irwin Financial Corp.	400	2,940
J.P. Morgan Chase & Co.	138,508	6,045,874
Jackson Hewitt Tax Service, Inc.	500	15,875
Janus Capital Group, Inc.	7,100	233,235
Jefferies Group, Inc.	4,300	99,115
KeyCorp	15,400	361,130
Knight Capital Group, Inc., Class A*	4,200	60,480
LaBranche & Co., Inc.*	500	2,520
Legg Mason, Inc.	2,850	208,478
Lehman Brothers Holdings, Inc.	20,300	1,328,432
Marshall & Ilsley Corp.	9,600	254,208
MBIA, Inc.	4,900	91,287
MCG Capital Corp.	1,900	22,021
Merrill Lynch & Co., Inc.	34,162	1,833,816
MoneyGram International, Inc.	2,900	44,573
Morgan Stanley	42,600	2,262,486
Nasdaq Stock Market, Inc.*	4,000	197,960
Nelnet, Inc., Class A	1,000	12,710
NYSE Euronext	5,600	491,512
Piper Jaffray Cos., Inc.*	360	16,675
Protective Life Corp.	2,400	98,448
Prudential Financial, Inc.	18,700	1,739,848
Raymond James Financial, Inc.	3,900	127,374
State Street Corp.	14,140	1,148,168
Susquehanna Bancshares, Inc.	1,900	35,036
Synovus Financial Corp.	13,000	313,040
T. Rowe Price Group, Inc.	10,000	608,800
TD Ameritrade Holding Corp.*	23,200	465,392
The Bear Stearns Cos., Inc.	3,500	308,875
The First Marblehead Corp.	3,800	58,140
The Goldman Sachs Group, Inc.	12,500	2,688,125
The South Financial Group, Inc.	2,700	42,201
The Student Loan Corp.	400	44,000
Waddell & Reed Financial, Inc., Class A	2,717	98,057
Wells Fargo & Co.	136,574	4,123,169
Wilmington Trust Corp.	2,500	88,000
World Acceptance Corp.*	900	24,282
		41,917,159
Food & Beverages — 3.9%
American Italian Pasta Co., Class A*	300	2,100
Anheuser-Busch Cos., Inc.	32,300	1,690,582
Archer-Daniels-Midland Co.	26,277	1,220,041
Brown Forman Corp., Class B	2,000	148,220
Campbell Soup Co.	16,300	582,399
Chiquita Brands International, Inc.*	500	9,195
Coca-Cola Co.	93,800	5,756,506
Coca-Cola Enterprises, Inc.	20,200	525,806
ConAgra, Inc.	21,200	504,348
Constellation Brands, Inc., Class A*	7,600	179,664
Corn Products International, Inc.	2,700	99,225
Dean Foods Co.	5,184	134,058
Del Monte Foods Co.	7,188	67,998
Flowers Foods, Inc.	3,337	78,119
General Mills, Inc.	13,500	769,500
H.J. Heinz Co.	13,200	616,176
Hain Celestial Group, Inc.*	1,400	$44,800
Hershey Foods Corp.	6,300	248,220
Hormel Foods Corp.	5,500	222,640
Kellogg Co.	15,900	833,637
Kraft Foods, Inc., Class A	64,671	2,110,215
McCormick & Co., Inc.	4,300	163,013
Molson Coors Brewing Co., Class B	4,600	237,452
Panera Bread Co., Class A*	300	10,746
PepsiAmericas, Inc.	4,400	146,608
PepsiCo, Inc.	65,690	4,985,871
Performance Food Group Co.*	800	21,496
Pilgrim’s Pride Corp.	2,700	78,165
Ralcorp Holdings, Inc.*	500	30,395
Sanderson Farms, Inc.	400	13,512
Sara Lee Corp.	29,300	470,558
Smithfield Foods, Inc.*	4,000	115,680
SYSCO Corp.	24,700	770,887
The J.M. Smucker Co.	1,329	68,364
Tootsie Roll Industries, Inc.	577	15,821
TreeHouse Foods, Inc.*	816	18,760
Tyson Foods, Inc., Class A	10,402	159,463
Wm. Wrigley Jr. Co.	8,725	510,849
		23,661,089
Forest & Paper Products — 0.5%
Domtar Corp.*	23,235	178,677
International Paper Co.	18,724	606,283
Kimberly-Clark Corp.	18,300	1,268,922
P.H. Glatfelter Co.	700	10,717
Smurfit-Stone Container Corp.*	9,700	102,432
Universal Forest Products, Inc.	200	5,892
Wausau-Mosinee Paper Corp.	800	7,192
Weyerhaeuser Co.	9,415	694,262
		2,874,377
Funeral Services — 0.0%
Service Corp. International	11,710	164,526
Stewart Enterprises, Inc., Class A	3,000	26,700
		191,226
Health Care - Biotechnology — 1.9%
Abraxis Bioscience, Inc.*	766	52,678
Affymetrix, Inc.*	2,700	62,478
Alexion Pharmaceuticals, Inc.*	1,000	75,030
Amgen, Inc.*	46,622	2,165,126
Applera Corp. - Celera Genomics Group.*	2,000	31,740
Arena Pharmaceuticals, Inc.*	1,500	11,745
AtheroGenics, Inc.*	600	228
Biogen Idec, Inc.*	13,505	768,704
BioMarin Pharmaceutical, Inc.*	3,200	113,280
Cambrex Corp.	500	4,190
Charles River Laboratories International, Inc.*	2,588	170,290
CV Therapeutics, Inc.*	1,400	12,670
Encysive Pharmaceuticals, Inc.*	1,700	1,445
Enzon, Inc.*	500	4,765
Exelixis, Inc.*	3,800	32,794
Genentech, Inc.*	31,500	2,112,705
Genzyme Corp.*	9,900	736,956
Gilead Sciences, Inc.*	36,800	1,693,168
Illumina, Inc.*	1,700	100,742
ImClone Systems, Inc.*	2,700	116,100
Incyte Corp.*	2,000	20,100
Integra LifeSciences Holdings*	400	16,772
InterMune, Inc.*	1,300	17,329
LifeCell Corp.*	1,000	43,110
Martek Biosciences Corp.*	1,100	32,538

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Medarex, Inc.*	5,000	$52,100
Medtronic, Inc.	46,000	2,312,420
Meridian Bioscience, Inc.	300	9,024
Myriad Genetics, Inc.*	1,300	60,346
Nabi Biopharmaceuticals*	1,600	5,776
Nuvelo, Inc.*	1,600	2,928
PDL BioPharma, Inc.*	4,400	77,088
Pharmaceutical Product Development, Inc.	3,900	157,443
QIAGEN N.V.*	354	7,452
Regeneron Pharmaceuticals, Inc.*	2,300	55,545
Techne Corp.*	800	52,840
Telik, Inc.*	1,900	6,593
The Medicines Co.*	1,700	32,572
Trimeris, Inc.*	300	2,094
		11,230,904
Health Care - Drugs — 3.4%
Abbott Laboratories	61,800	3,470,070
Adams Respiratory Therapeutics, Inc.*	1,200	71,688
Adolor Corp.*	1,600	7,360
Alkermes, Inc.*	4,179	65,151
Alpharma, Inc., Class A*	1,700	34,255
AmerisourceBergen Corp.	7,118	319,385
Amylin Pharmaceuticals, Inc.*	4,400	162,800
APP Pharmaceuticals, Inc.*	6,250	64,187
Barr Laboratories, Inc.*	3,825	203,107
Bristol-Myers Squibb Co.	80,800	2,142,816
Celgene Corp.*	15,900	734,739
Cephalon, Inc.*	2,300	165,048
Cubist Pharmaceuticals, Inc.*	1,600	32,816
Dendreon Corp.*	600	3,732
Eli Lilly & Co.	45,300	2,418,567
Forest Laboratories, Inc.*	12,700	462,915
Impax Laboratories, Inc.*	700	7,770
Inspire Pharmaceuticals, Inc.*	400	2,392
Isis Pharmaceuticals, Inc.*	2,900	45,675
K-V Pharmaceutical Co., Class A*	1,500	42,810
King Pharmaceuticals, Inc.*	9,249	94,710
Ligand Pharmaceuticals, Inc., Class B	900	4,347
MannKind Corp.*	1,600	12,736
Medicis Pharmaceutical Corp., Class A	1,300	33,761
Millennium Pharmaceuticals, Inc.*	12,600	188,748
Mylan Laboratories, Inc.	6,425	90,335
Neurocrine Biosciences, Inc.*	800	3,632
NPS Pharmaceuticals, Inc.*	500	1,915
Onyx Pharmaceuticals, Inc.*	1,300	72,306
OSI Pharmaceuticals, Inc.*	2,200	106,722
Par Pharmaceutical Cos., Inc.*	700	16,800
Pfizer, Inc.	283,575	6,445,660
PharMerica Corp.*	1,251	17,364
Pharmion Corp.*	1,200	75,432
Sciele Pharma, Inc.*	1,300	26,585
Sepracor, Inc.*	3,900	102,375
United Therapeutics Corp.*	200	19,530
Valeant Pharmaceuticals International*	3,000	35,910
Vertex Pharmaceuticals, Inc.*	4,000	92,920
ViroPharma, Inc.*	2,800	22,232
Watson Pharmaceuticals, Inc.*	3,900	105,846
Wyeth	53,800	2,377,422
Zymogenetics, Inc.*	3,200	37,344
		20,441,915
Health Care - Products — 3.6%
Advanced Medical Optics, Inc.*	1,874	45,969
Align Technology, Inc.*	2,500	41,700
Allergan, Inc.	7,600	$488,224
American Medical Systems Holdings, Inc.*	2,100	30,366
ArthroCare Corp.*	200	9,610
Beckman Coulter, Inc.	2,600	189,280
Becton, Dickinson & Co.	9,400	785,652
Boston Scientific Corp.*	40,475	470,724
C.R. Bard, Inc.	3,700	350,760
CONMED Corp.*	500	11,555
Cyberonics, Inc.*	400	5,264
Datascope Corp.	300	10,920
DENTSPLY International, Inc.	5,734	258,145
Eclipsys Corp.*	300	7,593
Edwards Lifesciences Corp.*	1,400	64,386
Haemonetics Corp.*	500	31,510
Henry Schein, Inc.*	3,000	184,200
Hologic, Inc.*	3,576	245,457
Hospira, Inc.*	5,440	231,962
Human Genome Sciences, Inc.*	4,700	49,068
Immucor, Inc.*	2,175	73,928
Invacare Corp.	500	12,600
Invitrogen Corp.*	1,300	121,433
Johnson & Johnson	116,012	7,738,000
Kinetic Concepts, Inc.*	2,100	112,476
Mentor Corp.	1,700	66,470
Merck & Co., Inc.	86,800	5,043,948
MGI Pharma, Inc.*	2,800	113,484
Nektar Therapeutics*	3,500	23,485
NuVasive, Inc.*	1,200	47,424
Patterson Cos., Inc.*	5,000	169,750
Perrigo Co.	3,200	112,032
PSS World Medical, Inc.*	2,900	56,753
ResMed, Inc.*	2,300	120,819
Respironics, Inc.*	2,700	176,796
Schering-Plough Corp.	59,500	1,585,080
Sirona Dental Systems, Inc.*	1,900	63,612
St. Jude Medical, Inc.*	13,400	544,576
Stryker Corp.	15,400	1,150,688
The Cooper Cos., Inc.	1,155	43,890
Thoratec Corp.*	2,100	38,199
USANA Health Sciences, Inc.*	200	7,416
Varian Medical Systems, Inc.*	4,800	250,368
Ventana Medical Systems, Inc.*	1,400	122,122
West Pharmaceutical Services, Inc.	800	32,472
Wright Medical Group, Inc.*	400	11,668
Zimmer Holdings, Inc.*	8,380	554,337
		21,906,171
Health Care - Services — 2.4%
Allscripts Heathcare Solutions, Inc.*	1,900	36,898
Amedisys, Inc.*	1,100	53,372
AMERIGROUP Corp.*	2,200	80,190
AmSurg Corp.*	300	8,118
Apria Healthcare Group, Inc.*	1,800	38,826
Baxter International, Inc.	26,200	1,520,910
Cardinal Health, Inc.	15,900	918,225
Centene Corp.*	1,800	49,392
Cerner Corp.*	2,600	146,640
Community Health Systems, Inc.*	3,300	121,638
Covance, Inc.*	2,300	199,226
Coventry Health Care, Inc.*	6,350	376,237
DaVita, Inc.*	3,500	197,225
Express Scripts, Inc.*	8,400	613,200
Health Management Associates, Inc., Class A	8,700	52,026
Health Net, Inc.*	3,900	188,370
HealthExtras, Inc.*	1,300	33,904

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Services (Continued)
Healthspring, Inc.*	500	$9,525
Healthways, Inc.*	500	29,220
Hlth Corp.*	11,100	148,740
Humana, Inc.*	5,500	414,205
IMS Health, Inc.	7,700	177,408
Kindred Healthcare, Inc.*	1,800	44,964
Laboratory Corp. of America Holdings*	5,000	377,650
LifePoint Hospitals, Inc.*	233	6,929
Lincare Holdings, Inc.*	3,600	126,576
Magellan Health Services, Inc.*	1,300	60,619
McKesson HBOC, Inc.	11,000	720,610
Medco Health Solutions, Inc.*	11,469	1,162,957
MedQuist, Inc.*	500	5,395
Molina Healthcare, Inc.*	1,000	38,700
Odyssey Healthcare, Inc.*	400	4,424
Omnicare, Inc.	4,100	93,521
PAREXEL International Corp.*	1,200	57,960
Pediatrix Medical Group, Inc.*	1,200	81,780
Psychiatric Solutions, Inc.*	1,700	55,250
Quality Systems, Inc.	1,200	36,588
Quest Diagnostics, Inc.	7,500	396,750
Sierra Health Services, Inc.*	1,800	75,528
STERIS Corp.	2,100	60,564
Sunrise Assisted Living, Inc.*	1,400	42,952
Tenet Healthcare Corp.*	17,950	91,186
The TriZetto Group, Inc.*	1,300	22,581
UnitedHealth Group, Inc.	51,414	2,992,295
Universal Health Services, Inc.	1,300	66,560
VCA Antech, Inc.*	2,600	114,998
WellPoint, Inc.*	22,978	2,015,860
		14,166,692
Hotels & Restaurants — 0.1%
Las Vegas Sands Corp.*	2,100	216,405
Wyndham Worldwide Corp.	7,609	179,268
Wynn Resorts Ltd.	3,200	358,816
		754,489
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	3,636
Kimball International, Inc., Class B	1,000	13,700
Sealy Corp.	300	3,357
Tempur-Pedic International, Inc.	2,400	62,328
Whirlpool Corp.	1,867	152,403
		235,424
Household Products — 0.1%
Black & Decker Corp.	2,300	160,195
Church & Dwight Co., Inc.	2,500	135,175
Ethan Allen Interiors, Inc.	800	22,800
Furniture Brands International, Inc.	1,000	10,060
		328,230
Instruments - Scientific — 0.1%
Applera Corp. - Applied Biosystems Group	4,700	159,424
Bruker BioSciences Corp.*	3,900	51,870
ev3, Inc.*	2,200	27,962
FEI Co.*	600	14,898
Gen-Probe, Inc.*	1,200	75,516
Greatbatch, Inc.*	300	5,997
Intuitive Surgical, Inc.*	400	129,800
Millipore Corp.*	2,000	146,360
Symmetry Medical, Inc.*	200	3,486
Waters Corp.*	3,400	268,838
		884,151
Insurance — 4.1%
Aetna, Inc.	21,900	$1,264,287
AFLAC, Inc.	19,900	1,246,337
Alfa Corp.	3,400	73,678
Allstate Corp.	25,200	1,316,196
American Equity Investment Life Holding Co.	1,800	14,922
American Financial Group, Inc.	5,000	144,400
American International Group, Inc.	104,145	6,071,653
American National Insurance Co.	400	48,496
Aon Corp.	12,600	600,894
Argo Group International Holdings, Ltd.*	648	27,300
Arthur J. Gallagher & Co.	3,200	77,408
Assurant, Inc.	4,400	294,360
Brown & Brown, Inc.	4,700	110,450
Chubb Corp.	16,500	900,570
CIGNA Corp.	11,100	596,403
Cincinnati Financial Corp.	6,614	261,518
CNA Financial Corp.	10,300	347,316
CNA Surety Corp.*	900	17,811
Conseco, Inc.*	6,800	85,408
Delphi Financial Group, Inc., Class S	1,675	59,094
Erie Indemnity Co., Class A	1,400	72,646
FBL Financial Group, Inc., Class A	200	6,906
Fidelity National Title Group, Inc., Class A	7,004	102,328
Hanover Insurance Group, Inc.	1,100	50,380
Harleysville Group, Inc.	600	21,228
Hartford Financial Services Group, Inc.	10,800	941,652
HCC Insurance Holdings, Inc.	4,500	129,060
Hilb, Rogal & Hamilton Co.	1,300	52,741
Horace Mann Educators Corp.	1,700	32,198
Infinity Property & Casualty Corp.	400	14,452
LandAmerica Financial Group, Inc.	300	10,035
Lincoln National Corp.	10,333	601,587
Loews Corp.	22,000	1,107,480
Manulife Financial Corp.	12,326	502,285
Markel Corp.*	100	49,110
Marsh & McLennan Cos., Inc.	22,000	582,340
Mercury General Corp.	1,300	64,753
MetLife, Inc.	30,400	1,873,248
MGIC Investment Corp.	2,700	60,561
Nationwide Financial Services, Inc., Class A	1,600	72,016
Odyssey Re Holdings Corp.	2,100	77,091
Old Republic International Corp.	8,775	135,223
Philadelphia Consolidated Holding Corp.*	2,400	94,440
Principal Financial Group, Inc.	10,000	688,400
ProAssurance Corp.*	500	27,460
Radian Group, Inc.	2,400	28,032
Reinsurance Group of America, Inc.	1,600	83,968
RLI Corp.	500	28,395
Safeco Corp.	3,600	200,448
Selective Insurance Group, Inc.	1,000	22,990
StanCorp Financial Group, Inc.	1,400	70,532
State Auto Financial Corp.	1,600	42,080
Stewart Information Services Corp.	300	7,827
The Commerce Group, Inc.	2,600	93,548
The First American Corp.	3,300	112,596
The Navigators Group, Inc.*	100	6,500
The Phoenix Companies, Inc.	2,100	24,927
The Progressive Corp.	29,700	569,052
The Travelers Companies, Inc.	26,241	1,411,766
Torchmark, Inc.	3,900	236,067
Transatlantic Holdings, Inc.	1,700	123,539
United Fire & Casualty Co.	700	20,363
Unitrin, Inc.	1,800	86,382
Universal American Financial Corp.*	1,652	42,275

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
UnumProvident Corp.	13,680	$325,447
W.R. Berkley Corp.	7,705	229,686
Zenith National Insurance Corp.	1,200	53,676
		24,748,217
Internet Services — 1.0%
Akamai Technologies, Inc.*	6,254	216,389
Ariba, Inc.*	633	7,058
CACI International, Inc., Class A*	600	26,862
CMGI, Inc.*	400	5,236
CNET Networks, Inc.*	5,300	48,442
Cogent Communications Group, Inc.*	2,000	47,420
DealerTrack Holdings, Inc.*	1,300	43,511
Digital River, Inc.*	1,400	46,298
EarthLink, Inc.*	4,500	31,815
Equinix, Inc.*	200	20,214
Expedia, Inc.*	10,158	321,196
F5 Networks, Inc.*	2,800	79,856
Google, Inc.*	1,400	968,072
GSI Commerce, Inc.*	900	17,550
IAC/InterActiveCorp*	10,158	273,453
j2 Global Communications, Inc.*	1,800	38,106
Juniper Networks, Inc.*	22,606	750,519
Jupitermedia Corp.*	400	1,528
Liberty Media Holding Corp. - Interactive, Class A*	24,150	460,782
Monster Worldwide, Inc.*	4,000	129,600
Move, Inc.*	5,800	14,210
Netflix, Inc.*	1,800	47,916
Overstock.com, Inc.*	200	3,106
Point Blank Solutions, Inc.*	500	1,825
Priceline.com, Inc.*	1,500	172,290
Qwest Communications International, Inc.*	74,729	523,850
Real Networks, Inc.*	5,500	33,495
S1 Corp.*	1,300	9,490
Total System Services, Inc.	7,500	210,000
United Online, Inc.	2,150	25,413
ValueClick, Inc.*	3,400	74,460
VeriSign, Inc.*	9,315	350,337
Websense, Inc.*	1,600	27,168
Yahoo!, Inc.*	54,310	1,263,251
		6,290,718
Leisure — 0.6%
Ameristar Casinos, Inc.	1,800	49,572
Bally Technologies, Inc.*	1,600	79,552
Boyd Gaming Corp.	3,400	115,838
Brunswick Corp.	3,500	59,675
Choice Hotels International, Inc.	2,700	89,640
Escala Group, Inc.*	1,000	2,100
Gaylord Entertainment Co.*	700	28,329
Harrah’s Entertainment, Inc.	498	44,198
International Game Technology	13,400	588,662
International Speedway Corp., Class A	500	20,590
Isle of Capri Casinos, Inc.*	1,300	17,901
Life Time Fitness, Inc.*	1,300	64,584
Marriott International, Inc., Class A	15,700	536,626
MGM Mirage, Inc.*	10,300	865,406
Multimedia Games, Inc.*	700	5,838
Penn National Gaming, Inc.*	2,700	160,785
Pinnacle Entertainment, Inc.*	2,000	47,120
Regal Entertainment Group	800	14,456
Scientific Games Corp., Class A*	3,100	103,075
Shuffle Master, Inc.*	600	7,194
Speedway Motorsports, Inc.	2,000	62,160
Starwood Hotels & Resorts Worldwide, Inc.	7,800	$343,434
The Marcus Corp.	200	3,090
Vail Resorts, Inc.*	1,400	75,334
WMS Industries, Inc.*	750	27,480
		3,412,639
Machinery — 1.1%
Albany International Corp., Class A	400	14,840
Applied Industrial Technologies, Inc.	1,675	48,608
Baldor Electric Co.	1,700	57,222
CARBO Ceramics, Inc.	300	11,160
Caterpillar, Inc.	27,100	1,966,376
Deere & Co.	16,400	1,527,168
Dover Corp.	8,200	377,938
Dril-Quip, Inc.*	1,600	89,056
Flowserve Corp.	1,800	173,160
Gardner Denver, Inc.*	1,900	62,700
Graco, Inc.	2,650	98,739
IDEX Corp.	3,000	108,390
Joy Global, Inc.	3,900	256,698
Kennametal, Inc.	1,400	53,004
National-Oilwell, Inc.*	14,010	1,029,175
Regal-Beloit Corp.	300	13,485
Sauer-Danfoss, Inc.	1,500	37,575
SPX Corp.	2,000	205,700
Terex Corp.*	3,600	236,052
The Manitowoc Co., Inc.	4,400	214,852
Woodward Governor Co.	600	40,770
		6,622,668
Manufacturing — 0.3%
Alberto-Culver Co.	3,500	85,890
AptarGroup, Inc.	1,400	57,274
Ball Corp.	4,200	189,000
Blount International, Inc.*	1,400	17,234
Briggs & Stratton Corp.	2,100	47,586
CLARCOR, Inc.	1,800	68,346
Cognex Corp.	1,500	30,225
Donaldson Co., Inc.	3,400	157,692
Eaton Corp.	5,300	513,835
Leggett & Platt, Inc.	6,300	109,872
Lennox International, Inc.	2,100	86,982
Mueller Water Products, Inc.	2,313	23,061
Nordson Corp.	400	23,184
Packaging Corp. of America	3,500	98,700
Pall Corp.	4,200	169,344
Polaris Industries, Inc.	800	38,216
Quanex Corp.	1,450	75,255
The Brink’s Co.	1,200	71,688
Varian, Inc.*	500	32,650
Verigy Ltd.*	2,056	55,862
Wabtec Corp.	2,000	68,880
Zebra Technologies Corp., Class A*	1,875	65,062
		2,085,838
Metals & Mining — 0.9%
Alcoa, Inc.	36,500	1,334,075
Alpha Natural Resources, Inc.*	2,200	71,456
AMCOL International Corp.	1,000	36,030
Arch Coal, Inc.	5,400	242,622
Century Aluminum Co.*	1,349	72,765
Cleveland-Cliffs, Inc.	800	80,640
Coeur d’Alene Mines Corp.*	11,200	55,328
Commercial Metals Co.	4,600	135,470
Compass Minerals International, Inc.	1,000	41,000
Foundation Coal Holdings, Inc.	1,500	78,750

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Freeport-McMoran Copper & Gold, Inc., Class B	12,918	$1,323,320
Gibraltar Industries, Inc.	1,000	15,420
Hecla Mining Co.*	4,300	40,205
Kaydon Corp.	500	27,270
Massey Energy Co.	3,000	107,250
MSC Industrial Direct Co., Inc., Class A	1,000	40,470
Mueller Industries, Inc.	500	14,495
Newmont Mining Corp.	16,900	825,227
Patriot Coal Corp.*	1,110	46,331
Precision Castparts Corp.	4,524	627,479
Stillwater Mining Co.*	3,300	31,878
Titanium Metals Corp.	8,148	215,515
USEC, Inc.*	3,300	29,700
		5,492,696
Multimedia — 1.9%
Belo Corp., Class A	3,500	61,040
CBS Corp., Class A	1,700	45,475
CBS Corp., Class B	30,207	823,141
DreamWorks Animation SKG, Inc., Class A*	1,300	33,202
Emmis Communications Corp., Class A*	1,082	4,166
Gannett Co., Inc.	8,600	335,400
Gemstar-TV Guide International, Inc.*	16,661	79,306
Idearc, Inc.	5,510	96,756
Journal Communications, Inc., Class A	700	6,258
Macrovision Corp.*	1,700	31,161
Martha Stewart Living Omnimedia, Inc., Class A*	200	1,854
McGraw-Hill Cos, Inc.	14,200	622,102
Media General, Inc., Class A	400	8,500
Meredith Corp.	900	49,482
News Corp., Class A	39,500	839,375
News Corp., Class B	87,044	1,783,532
The E.W. Scripps Co., Class A	4,600	207,046
Time Warner, Inc.	152,600	2,519,426
Triple Crown Media, Inc.*	50	236
Viacom, Inc., Class A*	1,700	74,766
Viacom, Inc., Class B*	24,747	1,086,888
Walt Disney Co.	83,440	2,693,443
Warner Music Group Corp.	5,300	32,118
XM Satellite Radio Holdings, Inc., Class A*	10,200	124,848
		11,559,521
Office Equipment — 0.2%
IKON Office Solutions, Inc.	5,000	65,100
Lexmark International Group, Inc., Class A*	3,400	118,524
Pitney Bowes, Inc.	8,400	319,536
Xerox Corp.	37,900	613,601
		1,116,761
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	28,860
Acco Brands Corp.*	2,069	33,187
Avery Dennison Corp.	4,000	212,560
Herman Miller, Inc.	2,600	84,214
HNI Corp.	1,800	63,108
Interface, Inc.	1,700	27,744
Knoll, Inc.	1,700	27,931
OfficeMax, Inc.	2,100	43,386
Steelcase, Inc., Class A	2,200	34,914
		555,904
Oil & Gas — 9.4%
AGL Resources, Inc.	3,100	116,684
Alon USA Energy, Inc.	1,600	$43,488
Anadarko Petroleum Corp.	17,400	1,143,006
Apache Corp.	13,884	1,493,085
Aquila, Inc.*	15,000	55,950
Atmos Energy Corp.	3,700	103,748
ATP Oil & Gas Corp.*	1,000	50,540
Atwood Oceanics, Inc.*	1,200	120,288
Baker Hughes, Inc.	13,500	1,094,850
Berry Petroleum Co., Class A	1,600	71,120
Bill Barrett Corp.*	1,500	62,805
BJ Services Co.	11,700	283,842
Bois d’Arc Energy, Inc.*	2,300	45,655
Cabot Oil & Gas Corp., Class A	3,500	141,295
Cameron International Corp.*	7,800	375,414
Carrizo Oil & Gas, Inc.*	1,100	60,225
Cheniere Energy, Inc.*	1,200	39,168
Chesapeake Energy Corp.	18,700	733,040
Cimarex Energy Co.	2,810	119,509
CNX Gas Corp.*	5,700	182,115
Complete Production Services, Inc.*	3,000	53,910
Comstock Resources, Inc.*	1,100	37,400
ConocoPhillips	65,878	5,817,027
Delta Petroleum Corp.*	1,900	35,815
Denbury Resources, Inc.*	9,600	285,600
Devon Energy Corp.	16,740	1,488,353
Diamond Offshore Drilling, Inc.	4,400	624,800
Dresser-Rand Group, Inc.*	3,100	121,055
El Paso Corp.	28,253	487,082
Encore Aquisition Co.*	1,750	58,398
Energen Corp.	2,500	160,575
Energy Partners Ltd.*	1,000	11,810
ENSCO International, Inc.	6,100	363,682
EOG Resources, Inc.	9,200	821,100
Equitable Resources, Inc.	4,300	229,104
EXCO Resources, Inc.*	900	13,932
Exterran Holdings, Inc.*	1,502	122,864
Exxon Mobil Corp.	223,264	20,917,604
FMC Technologies, Inc.*	5,000	283,500
Forest Oil Corp.*	2,771	140,878
Frontier Oil Corp.	3,600	146,088
Goodrich Petroleum Corp.*	1,100	24,882
Grant Prideco, Inc.*	4,600	255,346
Grey Wolf, Inc.*	6,900	36,777
Halliburton Co.	29,164	1,105,607
Helix Energy Solutions Group, Inc.*	2,730	113,295
Helmerich & Payne, Inc.	4,100	164,287
Hess Corp.	11,200	1,129,632
Holly Corp.	1,400	71,246
Hornbeck Offshore Services, Inc.*	1,000	44,950
Hugoton Royalty Trust	649	14,557
ION Geophysical Corp.*	2,700	42,606
Key Energy Services, Inc.*	2,900	41,731
Marathon Oil Corp.	25,002	1,521,622
Mariner Energy, Inc.*	3,271	74,840
Murphy Oil Corp.	7,100	602,364
National Fuel Gas Co.	2,900	135,372
New Jersey Resources Corp.	500	25,010
Newfield Exploration Co.*	4,300	226,610
Newpark Resources, Inc.*	2,600	14,170
Nicor, Inc.	1,500	63,525
Noble Corp.	1,600	90,416
Noble Energy, Inc.	6,368	506,383
Occidental Petroleum Corp.	33,480	2,577,625
Oceaneering International, Inc.*	1,900	127,965
Oil States International, Inc.*	1,600	54,592
ONEOK, Inc.	4,200	188,034

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Parallel Petroleum Corp.*	1,300	$22,919
Parker Drilling Co.*	4,100	30,955
Patterson-UTI Energy, Inc.	6,200	121,024
Penn Virginia Corp.	400	17,452
Petrohawk Energy Corp.*	6,410	110,957
Piedmont Natural Gas Co., Inc.	2,300	60,168
Pioneer Natural Resources Co.	4,902	239,414
Plains Exploration & Production Co.*	4,717	254,718
Pride International, Inc.*	6,600	223,740
Quicksilver Resources, Inc.*	2,900	172,811
Range Resources Corp.	4,700	241,392
Rowan Cos., Inc.	4,400	173,624
RPC, Inc.	4,875	57,086
Schlumberger Ltd.	7,200	708,264
SEACOR Holdings, Inc.*	300	27,822
Smith International, Inc.	7,700	568,645
South Jersey Industries, Inc.	400	14,436
Southern Union Co.	4,288	125,896
Southwestern Energy Co.*	6,400	356,608
Spectra Energy Corp.	23,478	606,202
St. Mary Land & Exploration Co.	1,700	65,637
Sunoco, Inc.	3,800	275,272
Superior Energy Services, Inc.*	2,300	79,166
Swift Energy Co.*	300	13,209
Tesoro Petroleum Corp.	5,000	238,500
The Meridian Resource Corp.*	800	1,448
Tidewater, Inc.	1,300	71,318
UGI Corp.	3,310	90,197
Unit Corp.*	900	41,625
Valero Energy Corp.	24,118	1,688,984
W-H Energy Services, Inc.*	1,200	67,452
Weatherford International Ltd.*	2,000	137,200
Whiting Petroleum Corp.*	800	46,128
Williams Cos., Inc.	23,860	853,711
XTO Energy, Inc.	17,386	892,958
		56,506,786
Paper & Related Products — 0.1%
AbitibiBowater, Inc.	1,144	23,578
Louisiana-Pacific Corp.	3,600	49,248
MeadWestvaco Corp.	6,540	204,702
Neenah Paper, Inc.	393	11,456
Potlatch Corp.	481	21,375
Temple-Inland, Inc.	4,000	83,400
		393,759
Personal Care — 0.0%
Chattem, Inc.*	200	15,108
Elizabeth Arden, Inc.*	300	6,105
Nu Skin Enterprises, Inc., Class A	2,400	39,432
Revlon, Inc., Class A*	16,802	19,826
		80,471
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	10,900	238,383

Printing — 0.1%
Cenveo, Inc.*	1,800	31,446
Consolidated Graphics, Inc.*	200	9,564
R. R. Donnelley & Sons Co.	7,800	294,372
Valassis Communications, Inc.*	1,000	11,690
		347,072
Publishing — 0.1%
John Wiley & Sons, Inc., Class A	1,000	42,840
Journal Register Co.	600	1,056
Lee Enterprises, Inc.	800	$11,720
Marvel Entertainment, Inc.*	3,400	90,814
PRIMEDIA, Inc.	1,400	11,900
Scholastic Corp.*	1,600	55,824
Sun-Times Media Group, Inc., Class A*	2,100	4,620
The McClatchy Co., Class A	1,525	19,093
The New York Times Co., Class A	5,200	91,156
Voyager Learning Co.*	500	3,575
		332,598
Real Estate — 0.1%
Brookdale Senior Living, Inc.	3,500	99,435
CB Richard Ellis Group, Inc., Class A*	9,500	204,725
Corrections Corp. of America*	4,600	135,746
Forestar Real Estate Group Inc.*	1,333	31,445
Jones Lang LaSalle, Inc.	600	42,696
The St. Joe Co.	3,000	106,530
		620,577
Restaurants — 0.8%
Bob Evans Farms, Inc.	700	18,851
Brinker International, Inc.	3,450	67,482
CBRL Group, Inc.	1,100	35,629
CEC Entertainment, Inc.*	600	15,576
CKE Restaurants, Inc.	655	8,646
Darden Restaurants, Inc.	5,100	141,321
IHOP Corp.	400	14,632
Jack in the Box, Inc.*	1,000	25,770
Landry’s Seafood Restaurants, Inc.	300	5,910
McDonald’s Corp.	49,500	2,916,045
Papa John’s International, Inc.*	1,500	34,050
Sonic Corp.*	3,125	68,437
Starbucks Corp.*	30,000	614,100
Texas Roadhouse, Inc., Class A*	300	3,318
The Cheesecake Factory, Inc.*	2,850	67,574
Wendy’s International, Inc.	4,000	103,360
Yum! Brands, Inc.	19,200	734,784
		4,875,485
Retail - Food — 0.4%
Burger King Holdings, Inc.	800	22,808
Kroger Co.	27,500	734,525
Ruddick Corp.	1,900	65,873
Safeway, Inc.	16,900	578,149
SUPERVALU, Inc.	8,075	302,974
The Great Atlantic & Pacific Tea Co., Inc.*	1,100	34,463
Tim Hortons, Inc.	5,417	200,050
Weis Markets, Inc.	400	15,976
Whole Foods Market, Inc.	5,400	220,320
		2,175,138
Retail - General — 2.3%
Big Lots, Inc.*	3,700	59,163
BJ’s Wholesale Club, Inc.*	2,700	91,341
Casey’s General Stores, Inc.	1,800	53,298
CVS Corp.	59,156	2,351,451
Dillards, Inc., Class A	2,900	54,462
Family Dollar Stores, Inc.	5,800	111,534
J.C. Penney Co., Inc.	8,000	351,920
Longs Drug Stores Corp.	600	28,200
Retail Ventures, Inc.*	1,600	8,144
Sears Holdings Corp.*	4,025	410,751
Target Corp.	34,400	1,720,000
TJX Cos., Inc.	18,200	522,886
Wal-Mart Stores, Inc.	166,700	7,923,251
		13,686,401
Retail - Specialty — 3.1%
Abercrombie & Fitch Co., Class A	3,500	279,895

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Aeropostale, Inc.*	3,300	$87,450
Amazon.com, Inc.*	17,400	1,611,936
American Eagle Outfitters, Inc.	8,550	177,583
American Greetings Corp., Class A	1,700	34,510
AnnTaylor Stores Corp.*	2,650	67,734
AutoNation, Inc.*	9,400	147,204
Barnes & Noble, Inc.	2,800	96,460
bebe stores, Inc.	3,750	48,225
Bed Bath & Beyond, Inc.*	11,900	349,741
Best Buy Co., Inc.	19,225	1,012,196
Blockbuster, Inc., Class B*	2,600	8,944
Brown Shoe Co., Inc.	1,500	22,755
Cabela’s, Inc., Class A*	2,100	31,647
Callaway Golf Co.	2,100	36,603
Chico’s FAS, Inc.*	7,000	63,210
Children’s Place Retail Stores, Inc.*	800	20,744
Christopher & Banks Corp.	1,400	16,030
Circuit City Stores-Circuit City Group	6,400	26,880
Coldwater Creek, Inc.*	3,350	22,412
Copart, Inc.*	3,850	163,818
Costco Wholesale Corp.	19,000	1,325,440
Dollar Tree Stores, Inc.*	3,700	95,904
eBay, Inc.*	55,800	1,852,002
Foot Locker, Inc.	6,200	84,692
GameStop Corp., Class B*	5,388	334,649
Group 1 Automotive, Inc.	400	9,500
Hibbett Sports, Inc.*	1,100	21,978
Home Depot, Inc.	78,650	2,118,831
Jo-Ann Stores, Inc.*	200	2,616
K-Swiss, Inc., Class A	400	7,240
Kohl’s Corp.*	12,400	567,920
Liz Claiborne, Inc.	3,800	77,330
Lowe’s Cos., Inc.	60,900	1,377,558
Macy’s, Inc.	21,008	543,477
NBTY, Inc.*	2,600	71,240
Nordstrom, Inc.	10,300	378,319
NutriSystem, Inc.*	1,000	26,980
Office Depot, Inc.*	10,500	146,055
Pacific Sunwear of California, Inc.*	2,050	28,926
Pep Boys - Manny, Moe & Jack	2,000	22,960
PETsMART, Inc.	5,100	120,003
Pier 1 Imports, Inc.*	2,865	14,984
RadioShack Corp.	5,200	87,672
RC2 Corp.*	200	5,614
Regis Corp.	1,100	30,756
Rite Aid Corp.*	26,820	74,828
Ross Stores, Inc.	4,900	125,293
Saks, Inc.*	5,600	116,256
Sonic Automotive, Inc., Class A	400	7,744
Sotheby’s Holdings, Inc., Class A	2,300	87,630
Stage Stores, Inc.	1,720	25,456
Staples, Inc.	28,950	667,876
Systemax, Inc.	1,300	26,416
The Buckle, Inc.	1,200	39,600
The Cato Corp., Class A	300	4,698
The Dress Barn, Inc.*	2,000	25,020
The Gap, Inc.	32,400	689,472
The Gymboree Corp.*	1,000	30,460
The Limited, Inc.	15,080	285,464
The Men’s Wearhouse, Inc.	1,750	47,215
The Nautilus Group, Inc.	500	2,425
The Sherwin Williams Co.	4,700	272,788
Tiffany & Co.	4,800	220,944
Tractor Supply Co.*	1,400	50,316
Tween Brands, Inc.*	500	$13,240
Urban Outfitters, Inc.*	6,300	171,738
V.F. Corp.	4,000	274,640
Walgreen Co.	40,000	1,523,200
Williams-Sonoma, Inc.	4,100	106,190
Zale Corp.*	1,600	25,696
		18,593,228
Steel — 0.4%
AK Steel Holding Corp.*	4,200	194,208
Allegheny Technologies, Inc.	3,100	267,840
Carpenter Technology Corp.	600	45,102
Nucor Corp.	11,200	663,264
Reliance Steel & Aluminum Co.	2,800	151,760
Schnitzer Steel Industries, Inc., Class A	500	34,565
Steel Dynamics, Inc.	3,500	208,495
The Timken Co.	3,000	98,550
United States Steel Corp.	4,400	532,004
Valmont Industries, Inc.	1,000	89,120
Worthington Industries, Inc.	3,000	53,640
		2,338,548
Telecommunications — 4.4%
ADC Telecommunications, Inc.*	3,747	58,266
ADTRAN, Inc.	2,300	49,174
Alcatel-Lucent	27,757	203,181
American Tower Corp., Class A*	17,900	762,540
AT&T, Inc.	249,743	10,379,319
Cablevision Systems Corp., Class A*	8,600	210,700
Centennial Communications Corp., Class A*	3,600	33,444
CenturyTel, Inc.	4,400	182,424
Ciena Corp.*	3,157	107,685
Cincinnati Bell, Inc.*	12,600	59,850
Citizens Communications Co.	13,130	167,145
CommScope, Inc.*	1,999	98,357
Comverse Technology, Inc.*	6,800	117,300
Crown Castle International Corp.*	12,017	499,907
Ditech Networks, Inc.*	300	1,041
EchoStar Communications Corp., Class A*	8,300	313,076
Embarq Corp.	5,130	254,089
FiberTower Corp.*	5,400	12,312
General Communication, Inc., Class A*	1,900	16,625
Harmonic, Inc.*	900	9,432
Harris Corp.	4,500	282,060
IDT Corp.	200	1,580
IDT Corp., Class B	1,800	15,210
InfoSpace, Inc.	500	9,400
InterDigital, Inc.*	2,000	46,660
Leap Wireless International, Inc.*	2,200	102,608
Level 3 Communications, Inc.*	51,920	157,837
Motorola, Inc.	93,100	1,493,324
NeuStar, Inc.*	2,700	77,436
NII Holdings, Inc., Class B*	5,800	280,256
Novatel Wireless, Inc.*	200	3,240
PAETEC Holding Corp.*	3,200	31,200
Plantronics, Inc.	1,100	28,600
Powerwave Technologies, Inc.*	3,500	14,105
Premiere Global Services, Inc.*	1,800	26,730
QUALCOMM, Inc.	62,684	2,466,615
RCN Corp.*	630	9,822
RF Micro Devices, Inc.*	7,700	43,967
SAVVIS, Inc.*	1,700	47,447
SBA Communications Corp., Class A*	3,900	131,976
Sprint Corp.	111,116	1,458,953
Sycamore Networks, Inc.*	11,200	43,008
Telephone & Data Systems, Inc.	1,200	75,120

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Telecommunications (Continued)
Telephone & Data Systems, Inc., Special Shares	2,200	$126,720
Tellabs, Inc.*	16,256	106,314
Time Warner Telecom, Inc., Class A*	5,400	109,566
United States Cellular Corp.*	1,300	109,330
Verizon Communications, Inc.	117,752	5,144,585
Virgin Media, Inc.	6,750	115,695
Windstream Corp.	15,326	199,545
		26,294,776
Textile & Apparel — 0.4%
Carter’s, Inc.*	2,000	38,700
Charming Shoppes, Inc.*	1,053	5,697
Coach, Inc.*	15,540	475,213
Columbia Sportswear Co.	1,000	44,090
G & K Services, Inc., Class A	200	7,504
Guess?, Inc.	2,800	106,092
Hanesbrands, Inc.*	3,425	93,057
Iconix Brand Group, Inc.*	2,200	43,252
Jones Apparel Group, Inc.	4,300	68,757
Kellwood Co.	400	6,656
Mohawk Industries, Inc.*	1,643	122,239
NIKE, Inc., Class B	13,100	841,544
Oxford Industries, Inc.	300	7,731
Phillips-Van Heusen Corp.	1,400	51,604
Polo Ralph Lauren Corp.	1,500	92,685
Quiksilver, Inc.*	4,600	39,468
Skechers U.S.A., Inc., Class A*	1,000	19,510
The Warnaco Group, Inc.*	1,400	48,720
Timberland Co.*	2,000	36,160
Under Armour, Inc.*	1,100	48,037
Wolverine World Wide, Inc.	2,200	53,944
		2,250,660
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	2,500	41,450
Goodyear Tire & Rubber Co.*	6,400	180,608
		222,058
Tobacco — 1.1%
Alliance One International, Inc.*	3,800	15,466
Altria Group, Inc.	75,100	5,676,058
Loews Corp. - Carolina Group	1,600	136,480
Reynolds American, Inc.	11,200	738,752
UST, Inc.	5,800	317,840
		6,884,596
Tools-Hand Held — 0.1%
Snap-on, Inc.	2,400	115,776
Stanley Works	3,000	145,440
Toro Co.	1,000	54,440
		315,656
Transportation — 1.3%
ABX Air, Inc.*	600	2,508
Alexander & Baldwin, Inc.	900	46,494
Arkansas Best Corp.	400	8,776
Bristow Group, Inc.*	200	11,330
Burlington Northern Santa Fe Corp.	13,800	1,148,574
C.H. Robinson Worldwide, Inc.	7,000	378,840
Con-way, Inc.	2,000	83,080
CSX Corp.	17,400	765,252
Eagle Bulk Shipping, Inc.	1,400	37,170
FedEx Corp.	8,400	749,028
Forward Air Corp.	450	14,027
GATX Corp.	1,700	62,356
Genesee & Wyoming, Inc., Class A*	1,300	31,421
Heartland Express, Inc.	3,066	$43,476
Horizon Lines, Inc., Class A	1,100	20,504
Hub Group, Inc., Class A*	1,400	37,212
J.B. Hunt Transport Services, Inc.	5,300	146,015
Kansas City Southern Industries, Inc.*	3,100	106,423
Kirby Corp.*	2,000	92,960
Knight Transportation, Inc.	2,625	38,876
Landstar Systems, Inc.	1,600	67,440
Norfolk Southern Corp.	15,800	796,952
Old Dominion Freight Line, Inc.*	1,450	33,509
Overseas Shipholding Group, Inc.	900	66,987
Ryder System, Inc.	1,600	75,216
Union Pacific Corp.	8,400	1,055,208
United Parcel Service, Inc., Class B	26,600	1,881,152
Werner Enterprises, Inc.	2,700	45,981
YRC Worldwide, Inc.*	2,263	38,675
		7,885,442
Utilities — 3.0%
AES Corp.*	27,900	596,781
Allegheny Energy, Inc.	6,200	394,382
Alliant Energy Corp.	3,700	150,553
Ameren Corp.	7,800	422,838
American Electric Power Co., Inc.	15,800	735,648
Aqua America, Inc.	5,034	106,721
Avista Corp.	2,100	45,234
Black Hills Corp.	500	22,050
CH Energy Group, Inc.	300	13,362
Cleco Corp.	1,600	44,480
CMS Energy Corp.	9,400	163,372
Consolidated Edison, Inc.	10,300	503,155
Constellation Energy Group	6,100	625,433
Dominion Resources, Inc.	23,600	1,119,820
DPL, Inc.	4,300	127,495
Duke Energy Corp.	50,256	1,013,664
Edison International	12,400	661,788
El Paso Electric Co.*	1,200	30,684
Exelon Corp.	26,800	2,187,952
FirstEnergy Corp.	11,900	860,846
FPL Group, Inc.	16,200	1,098,036
FuelCell Energy, Inc.*	900	8,928
IDACORP, Inc.	1,600	56,352
MDU Resources Group, Inc.	6,825	188,438
MGE Energy, Inc.	200	7,094
Mirant Corp.*	10,800	420,984
NiSource, Inc.	10,937	206,600
Northeast Utilities	6,200	194,122
Northwest Natural Gas Co.	1,400	68,124
NorthWestern Corp.	400	11,800
OGE Energy Corp.	3,100	112,499
Otter Tail Power Co.	600	20,760
Parker-Hannifin Corp.	6,450	485,749
Pepco Holdings, Inc.	7,200	211,176
PG&E Corp.	13,200	568,788
Pinnacle West Capital Corp.	3,200	135,712
PNM Resources, Inc.	3,050	65,422
PPL Corp.	15,300	796,977
Public Service Enterprise Group, Inc.	6,700	658,208
Puget Energy, Inc.	3,800	104,234
Questar Corp.	5,900	319,190
Reliant Resources, Inc.*	13,594	356,707
SCANA Corp.	3,900	164,385
Sierra Pacific Resources	8,400	142,632
Southern Co.	29,900	1,158,625
Southwest Gas Corp.	1,500	44,655
TECO Energy, Inc.	7,500	129,075

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Utilities (Continued)
The Laclede Group, Inc.	300	$10,272
UIL Holdings Corp.	333	12,304
Unisource Energy Corp.	600	18,930
Vectren Corp.	2,700	78,327
WGL Holdings, Inc.	1,900	62,244
Wisconsin Energy Corp.	4,000	194,840
Xcel Energy, Inc.	15,500	349,835
		18,288,282
Waste Management — 0.2%
Allied Waste Industries, Inc.*	15,500	170,810
Republic Services, Inc., Class A	7,800	244,530
Stericycle, Inc.*	3,000	178,200
Waste Connections, Inc.*	2,625	81,113
Waste Management, Inc.	20,500	669,735
		1,344,388
TOTAL COMMON STOCKS (Identified Cost $443,477,679)		575,854,141
MUTUAL FUNDS — 3.9%
Other — 3.9%
DFA U.S. MicroCap Portfolio	1,741,049	23,451,933
TOTAL MUTUAL FUNDS (Identified Cost $22,851,324)		23,451,933
SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	325,002	325,002
		325,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $325,003)		325,003
Total Investments — 99.8% (Identified Cost $466,654,006)#		599,631,077
Cash and Other Assets, Less liabilities — 0.2%		936,488
Net Assets — 100.0%		$600,567,565

†	See Note 1.
*	Non-income producing security.
#

At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $466,654,006.  Net unrealized appreciation aggregated $132,977,071 of which $164,924,091 related to appreciated investment securities and $31,947,020 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depositary Receipt

Portfolio Sectors (% of portfolio market value)

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 97.9%
Aerospace/Defense — 2.6%
Curtiss-Wright Corp.	516	$25,903
Northrop Grumman Corp.	92,033	7,237,475
Raytheon Co.	33,730	2,047,411
		9,310,789
Agricultural Operations — 0.4%
AGCO Corp.*	22,576	1,534,717

Airlines — 0.7%
Southwest Airlines Co.	164,300	2,004,460
UAL Corp.*	14,700	524,202
		2,528,662
Auto & Related — 1.7%
Avis Budget Group, Inc.*	19,947	259,311
Ford Motor Co.*	326,100	2,194,653
General Motors Corp.	134,500	3,347,705
TRW Automotive Holdings Corp.*	10,300	215,270
United Rentals, Inc.*	7,100	130,356
		6,147,295
Banks/Savings & Loans — 4.2%
Associated Banc-Corp	700	18,963
Bank of America Corp.	191,259	7,891,346
Comerica, Inc.	7,900	343,887
Hudson City Bancorp, Inc.	61,100	917,722
Huntington Bancshares, Inc.	19,790	292,100
M&T Bank Corp.	5,754	469,354
National City Corp.	29,900	492,154
New York Community Bancorp, Inc.	70,200	1,234,116
Sovereign Bancorp, Inc.	92,130	1,050,282
SunTrust Banks, Inc.	18,860	1,178,562
The Colonial BancGroup, Inc.	10,000	135,400
UnionBanCal Corp.	7,455	364,624
Webster Financial Corp.	9,400	300,518
Zions Bancorporation	4,500	210,105
		14,899,133
Broadcasting — 5.4%
Citadel Broadcasting Corp.	2,551	5,255
Clear Channel Communications, Inc.	97,472	3,364,734
Comcast Corp., Class A*	395,223	7,216,772
Comcast Corp., Class A Special*	84,450	1,530,234
Cox Radio, Inc., Class A*	2,200	26,730
Discovery Holding Co., Class A*	44,300	1,113,702
Hearst-Argyle Television, Inc.	12,100	267,531
Liberty Global, Inc., Series A*	18,605	729,130
Liberty Global, Inc., Series C*	24,775	906,517
Liberty Media Holding Corp. – Capital, Series A*	32,263	3,758,317
Radio One, Inc., Class D*	2,400	5,688
		18,924,610
Building & Construction — 0.3%
M.D.C. Holdings, Inc.	8,800	326,744
Ryland Group, Inc.	1,100	30,305
Toll Brothers, Inc.*	26,700	535,602
URS Corp.*	4,500	244,485
		1,137,136
Business Services — 0.5%
Electronic Data Systems Corp.	90,400	1,873,992

Chemicals — 0.5%
Ashland, Inc.	17,900	848,997
Chemtura Corp.	46,500	362,700
Cytec Industries, Inc.	4,000	246,320
Lubrizol Corp.	1,800	$97,488
Tronox, Inc., Class B	6,082	52,609
Valhi, Inc.	1,110	17,694
Westlake Chemical Corp.	1,100	20,889
		1,646,697
Commercial Services — 0.2%
Convergys Corp.*	8,000	131,680
Live Nation, Inc.*	12,184	176,912
R.H. Donnelley Corp.*	9,400	342,912
		651,504
Computer Equipment — 0.3%
Ingram Micro, Inc., Class A*	41,460	747,938
SanDisk Corp.*	5,000	165,850
		913,788
Computer Services — 1.2%
Computer Sciences Corp.*	45,661	2,258,849
Compuware Corp.*	45,300	402,264
Fidelity National Information Services, Inc.	18,325	762,137
Sun Microsystems, Inc.*	24,400	442,372
Unisys Corp.*	55,800	263,934
		4,129,556
Computer Software — 0.3%
3Com Corp.*	58,600	264,872
Symantec Corp.*	46,800	755,352
		1,020,224
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	5,800	158,804

Diversified Operations — 0.1%
Pentair, Inc.	4,200	146,202
PerkinElmer, Inc.	11,500	299,230
		445,432
Electronics — 2.0%
Advanced Micro Devices, Inc.*	17,100	128,250
Applied Micro Circuits Corp.*	5,625	49,162
Arrow Electronics, Inc.*	22,700	891,656
Avnet, Inc.*	39,600	1,384,812
AVX Corp.	23,400	314,028
Fairchild Semiconductor International, Inc.*	700	10,101
Integrated Device Technology, Inc.*	50,076	566,360
International Rectifier Corp.*	1,300	44,161
Intersil Corp., Class A	36,700	898,416
Micron Technology, Inc.*	169,000	1,225,250
Novellus Systems, Inc.*	4,500	124,065
Sanmina-SCI Corp.*	133,221	242,462
Tech Data Corp.*	13,600	512,992
Vishay Intertechnology, Inc.*	43,200	492,912
		6,884,627
Financial Services — 7.7%
American Capital Strategies, Ltd.	14,500	477,920
AmeriCredit Corp.*	24,400	312,076
Capital One Financial Corp.	53,063	2,507,758
CIT Group, Inc.	47,000	1,129,410
Federal National Mortgage Association	12,687	507,226
Fulton Financial Corp.	2,000	22,440
J.P. Morgan Chase & Co.	170,400	7,437,960
Janus Capital Group, Inc.	52,900	1,737,765
KeyCorp	16,400	384,580
Legg Mason, Inc.	7,100	519,365
Lehman Brothers Holdings, Inc.	100	6,544
Marshall & Ilsley Corp.	13,923	368,681

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
Merrill Lynch & Co., Inc.	17,700	$950,136
Morgan Stanley	26,030	1,382,453
Protective Life Corp.	17,600	721,952
Prudential Financial, Inc.	73,000	6,791,920
The Bear Stearns Cos., Inc.	18,060	1,593,795
The South Financial Group, Inc.	19,700	307,911
		27,159,892
Food & Beverages — 4.8%
Archer-Daniels-Midland Co.	90,196	4,187,800
Coca-Cola Enterprises, Inc.	118,521	3,085,102
Constellation Brands, Inc., Class A*	11,400	269,496
Corn Products International, Inc.	18,500	679,875
Dean Foods Co.	3,600	93,096
Del Monte Foods Co.	47,300	447,458
Kraft Foods, Inc., Class A	122,000	3,980,860
Molson Coors Brewing Co., Class B	26,600	1,373,092
PepsiAmericas, Inc.	17,600	586,432
Smithfield Foods, Inc.*	25,400	734,568
The J.M. Smucker Co.	13,700	704,728
Tyson Foods, Inc., Class A	57,807	886,181
		17,028,688
Forest & Paper Products — 1.9%
Domtar Corp.*	155,751	1,197,725
International Paper Co.	33,800	1,094,444
Smurfit-Stone Container Corp.*	63,543	671,014
Weyerhaeuser Co.	49,024	3,615,030
		6,578,213
Funeral Services — 0.2%
Service Corp. International	40,300	566,215

Health Care - Drugs — 0.5%
Millennium Pharmaceuticals, Inc.*	73,000	1,093,540
Watson Pharmaceuticals, Inc.*	20,900	567,226
		1,660,766
Health Care - Products — 0.3%
Invitrogen Corp.*	12,600	1,176,966

Health Care - Services — 0.9%
Community Health Systems, Inc.*	5,631	207,559
Health Management Associates, Inc., Class A	20,900	124,982
Omnicare, Inc.	7,700	175,637
Tenet Healthcare Corp.*	77,200	392,176
UnitedHealth Group, Inc.	13,200	768,240
Universal Health Services, Inc.	556	28,467
WellPoint, Inc.*	14,891	1,306,387
		3,003,448
Hotels & Restaurants — 0.2%
Wyndham Worldwide Corp.	28,094	661,895

Household Appliances & Home Furnishings — 0.0%
Whirlpool Corp.	640	52,243

Insurance — 20.6%
Alleghany Corp.*	1,972	792,744
Allstate Corp.	105,400	5,505,042
American Financial Group, Inc.	30,750	888,060
American International Group, Inc.	119,133	6,945,454
American National Insurance Co.	6,561	795,456
Assurant, Inc.	5,040	337,176
Chubb Corp.	57,000	3,111,060
Cincinnati Financial Corp.	46,756	$1,848,732
CNA Financial Corp.	60,752	2,048,557
Conseco, Inc.*	10,900	136,904
Fidelity National Title Group, Inc., Class A	43,867	640,897
Genworth Financial, Inc.	14,334	364,800
Hanover Insurance Group, Inc.	14,100	645,780
Hartford Financial Services Group, Inc.	46,300	4,036,897
HCC Insurance Holdings, Inc.	6,200	177,816
Lincoln National Corp.	33,200	1,932,904
Loews Corp.	135,700	6,831,138
Marsh & McLennan Cos., Inc.	2,500	66,175
Mercury General Corp.	7,000	348,670
MetLife, Inc.	182,000	11,214,840
Nationwide Financial Services, Inc., Class A	14,000	630,140
Odyssey Re Holdings Corp.	16,500	605,715
Old Republic International Corp.	56,775	874,903
Principal Financial Group, Inc.	52,500	3,614,100
Reinsurance Group of America, Inc.	16,600	871,168
Safeco Corp.	23,500	1,308,480
StanCorp Financial Group, Inc.	9,400	473,572
The Commerce Group, Inc.	7,900	284,242
The First American Corp.	24,000	818,880
The Travelers Companies, Inc.	177,500	9,549,500
Torchmark, Inc.	13,900	841,367
Transatlantic Holdings, Inc.	7,500	545,025
Unitrin, Inc.	18,100	868,619
UnumProvident Corp.	76,300	1,815,177
W.R. Berkley Corp.	7,600	226,556
Wesco Financial Corp.	1,780	724,460
		72,721,006
Internet Services — 2.1%
Expedia, Inc.*	52,149	1,648,951
IAC/InterActiveCorp*	72,349	1,947,635
Liberty Media Holding Corp. - Interactive, Class A*	149,737	2,856,982
Qwest Communications International, Inc.*	131,900	924,619
		7,378,187
Leisure — 0.3%
Brunswick Corp.	16,500	281,325
Harrah’s Entertainment, Inc.	9,663	857,591
		1,138,916
Manufacturing — 0.1%
Leggett & Platt, Inc.	11,589	202,112

Metals & Mining — 0.2%
Alcoa, Inc.	14,750	539,113
Titanium Metals Corp.	716	18,938
		558,051
Multimedia — 5.6%
Belo Corp., Class A	17,800	310,432
CBS Corp., Class A	8,700	232,725
CBS Corp., Class B	189,495	5,163,739
Gannett Co., Inc.	28,200	1,099,800
Idearc, Inc.	11,286	198,182
News Corp., Class B	12,608	258,338
Time Warner, Inc.	701,100	11,575,161
Walt Disney Co.	33,218	1,072,277
		19,910,654
Office Equipment — 0.2%
IKON Office Solutions, Inc.	35,000	455,700
Xerox Corp.	20,309	328,803
		784,503

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Furnishings & Supplies — 0.1%
OfficeMax, Inc.	15,900	$328,494
Oil & Gas — 12.6%
Anadarko Petroleum Corp.	115,252	7,570,904
Apache Corp.	54,282	5,837,486
Chesapeake Energy Corp.	117,906	4,621,915
Cimarex Energy Co.	10,800	459,324
ConocoPhillips	86,368	7,626,295
Devon Energy Corp.	48,300	4,294,353
Forest Oil Corp.*	16,600	843,944
Helmerich & Payne, Inc.	6,874	275,441
Hess Corp.	47,754	4,816,469
Mariner Energy, Inc.*	9,226	211,091
Newfield Exploration Co.*	16,600	874,820
Patterson-UTI Energy, Inc.	8,400	163,968
Pioneer Natural Resources Co.	44,276	2,162,440
Plains Exploration & Production Co.*	16,736	903,744
Pride International, Inc.*	9,007	305,337
Rowan Cos., Inc.	6,000	236,760
SEACOR Holdings, Inc.*	6,100	565,714
Tidewater, Inc.	11,400	625,404
Valero Energy Corp.	29,768	2,084,653
		44,480,062
Paper & Related Products — 0.6%
AbitibiBowater, Inc.	5,668	116,817
Louisiana-Pacific Corp.	26,100	357,048
MeadWestvaco Corp.	46,713	1,462,117
		1,935,982
Printing — 0.1%
R. R. Donnelley & Sons Co.	11,589	437,369

Retail - Food — 0.4%
SUPERVALU, Inc.	32,652	1,225,103

Retail - General — 0.1%
Dillards, Inc., Class A	19,000	356,820

Retail - Specialty — 1.2%
American Greetings Corp., Class A	9,700	196,910
AutoNation, Inc.*	61,600	964,656
Blockbuster, Inc., Class A*	2,100	8,190
Circuit City Stores-Circuit City Group	9,300	39,060
Foot Locker, Inc.	15,400	210,364
Macy’s, Inc.	79,666	2,060,959
Rite Aid Corp.*	8,500	23,715
Saks, Inc.*	34,500	716,220
		4,220,074
Steel — 0.1%
Reliance Steel & Aluminum Co.	2,900	157,180
The Timken Co.	6,300	206,955
Worthington Industries, Inc.	3,000	53,640
		417,775
Telecommunications — 8.1%
AT&T, Inc.	339,882	14,125,496
CenturyTel, Inc.	10,600	439,476
CommScope, Inc.*	1,126	55,426
JDS Uniphase Corp.*	4,100	54,530
Level 3 Communications, Inc.*	15,000	45,600
Sprint Corp.	96,957	1,273,045
Telephone & Data Systems, Inc.	13,200	826,320
Telephone & Data Systems, Inc., Special Shares	9,400	541,440
Tellabs, Inc.*	74,422	$486,720
United States Cellular Corp.*	11,700	983,970
Verizon Communications, Inc.	225,720	9,861,707
		28,693,730
Textile & Apparel — 0.3%
Jones Apparel Group, Inc.	19,600	313,404
Mohawk Industries, Inc.*	12,200	907,680
		1,221,084
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	38,134
Goodyear Tire & Rubber Co.*	4,677	131,985
		170,119
Transportation — 7.9%
Alexander & Baldwin, Inc.	10,000	516,600
Burlington Northern Santa Fe Corp.	58,300	4,852,309
CSX Corp.	117,500	5,167,650
GATX Corp.	14,200	520,856
Kansas City Southern Industries, Inc.*	19,000	652,270
Norfolk Southern Corp.	107,200	5,407,168
Overseas Shipholding Group, Inc.	10,700	796,401
Ryder System, Inc.	15,300	719,253
Union Pacific Corp.	72,800	9,145,136
YRC Worldwide, Inc.*	13,100	223,879
		28,001,522
Waste Management — 0.3%
Allied Waste Industries, Inc.*	93,812	1,033,808

TOTAL COMMON STOCKS (Identified Cost $283,460,272)		345,310,663
SHORT-TERM INVESTMENTS — 1.9%
Other — 1.9%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	6,929,579	6,929,579
		6,929,580
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,929,580)		6,929,580
Total Investments — 99.8% (Identified Cost $290,389,852)#		352,240,243
Cash and Other Assets, Less liabilities — 0.2%		587,428
Net Assets — 100.0%		$352,827,671

†	See Note 1.
*	Non-income producing security.
#

At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $290,389,852. Net unrealized appreciation aggregated $61,850,391 of which $86,965,698 related to appreciated investment securities and $25,115,307 related to depreciated investment securities.

Portfolio Sectors (% of portfolio market value)

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Advertising — 0.3%
Emak Worldwide, Inc.*	800	$744
Greenfield Online, Inc.*	11,950	174,589
Harte-Hanks, Inc.(a)	17,600	304,480
inVentiv Health, Inc.*	7,500	232,200
LoopNet, Inc.(a)*	7,800	109,590
Marchex, Inc., Class B(a)	6,700	72,762
Traffix, Inc.(a)	3,200	19,584
ValueVision International, Inc., Class A(a)*	7,900	49,691
		963,640
Aerospace/Defense — 1.9%
AAR Corp.(a)*	9,000	342,270
ARGON ST, Inc.(a)*	7,700	142,912
CPI Aerostructures, Inc.*	1,342	11,675
Curtiss-Wright Corp.	9,700	486,940
DRS Technologies, Inc.	7,038	381,952
Ducommun, Inc.*	2,055	78,090
GenCorp, Inc.(a)*	26,000	303,160
HEICO Corp.(a)	4,700	256,056
HEICO Corp., Class A	3,120	132,912
Herley Industries, Inc.*	2,900	39,875
Hexcel Corp.(a)*	15,900	386,052
Innovative Solutions and Support, Inc.(a)*	4,050	39,245
Kaman Corp., Class A	5,300	195,093
Kratos Defense & Security Solutions, Inc.(a)*	17,700	41,595
Ladish Co., Inc.(a)*	2,600	112,294
LMI Aerospace, Inc.*	2,400	63,624
Luna Innovations, Inc.*	1,600	13,728
Mechanical Technology, Inc.*	5,600	4,200
Moog, Inc., Class A*	9,200	421,452
MTC Technologies, Inc.(a)*	6,800	159,800
Orbital Sciences Corp.*	13,600	333,472
Teledyne Technologies, Inc.*	16,900	901,277
The Allied Defense Group, Inc.(a)*	1,000	5,770
TransDigm Group, Inc.*	2,600	117,442
Triumph Group, Inc.(a)	3,800	312,930
World Fuel Services Corp.	6,600	191,598
		5,475,414
Agricultural Operations — 0.1%
Alico, Inc.(a)	1,300	47,450
Cadiz, Inc.(a)*	2,500	52,500
Senesco Technologies, Inc.*	89	64
The Andersons, Inc.	4,500	201,600
		301,614
Airlines — 0.5%
AirTran Holdings, Inc.(a)*	28,350	202,986
Alaska Air Group, Inc.(a)*	8,000	200,080
ATA Holdings Corp.(b)(c)*	600	0
ExpressJet Holdings, Inc.(a)*	14,000	34,720
Frontier Airlines Holdings, Inc.(a)*	6,750	35,505
Hawaiian Holdings, Inc.(a)*	9,800	49,980
JetBlue Airways Corp.(a)*	26,300	155,170
MAIR Holdings, Inc.(a)*	3,200	14,816
Mesa Air Group, Inc.(a)*	6,600	20,394
Midwest Air Group, Inc.(a)*	4,000	59,200
Northwest Airlines Corp., Class A(a)(b)(c)*	16,600	0
Pinnacle Airlines Corp.(a)*	5,250	80,062
Republic Airways Holdings, Inc.*	9,900	193,941
SkyWest, Inc.	15,400	413,490
		1,460,344
Auto & Related — 1.3%
A.S.V., Inc.(a)*	6,200	85,870
Accuride Corp.*	8,700	$68,382
Aftermarket Technology Corp.*	4,600	125,396
American Axle & Manufacturing Holdings, Inc.	13,300	247,646
Amerigon, Inc.*	5,000	105,700
Arctic Cat, Inc.(a)	1,340	16,000
ArvinMeritor, Inc.(a)	18,100	212,313
Asbury Automotive Group, Inc.(a)	11,700	176,085
Coachmen Industries, Inc.(a)	3,000	17,850
Commercial Vehicle Group, Inc.*	4,200	60,900
CSK Auto Corp.(a)*	7,100	35,571
Dollar Thrifty Automotive Group, Inc.(a)*	4,300	101,824
Dorman Products, Inc.*	3,350	47,871
Fuel Systems Solutions, Inc.(a)*	4,600	65,734
Hayes Lemmerz International, Inc.(a)*	38,150	174,345
Lear Corp.*	12,600	348,516
Lithia Motors, Inc., Class A(a)	3,531	48,481
LoJack Corp.(a)*	4,000	67,240
Midas, Inc.*	3,000	43,980
Miller Industries, Inc.*	2,100	28,749
Monaco Coach Corp.(a)	6,950	61,716
Monro Muffler Brake, Inc.	4,500	87,705
Noble International Ltd.(a)	5,200	84,812
Penske Automotive Group, Inc.(a)	18,100	316,026
Proliance International, Inc.*	2,890	5,202
Rush Enterprises, Inc., Class A(a)*	6,000	109,080
Skyline Corp.(a)	1,200	35,220
Spartan Motors, Inc.(a)	6,900	52,716
Standard Motor Products, Inc.	3,600	29,376
Strattec Security Corp.	700	29,001
Superior Industries International, Inc.(a)	5,600	101,752
Supreme Industries, Inc., Class A	1,200	6,960
Tenneco Automotive, Inc.*	11,000	286,770
Titan International, Inc.(a)	5,900	184,434
Tower Automotive, Inc.(b)(c)*	6,500	0
United Rentals, Inc.*	200	3,672
Visteon Corp.(a)*	31,100	136,529
Wabash National Corp.(a)	8,200	63,058
Winnebago Industries, Inc.(a)	6,500	136,630
		3,809,112
Banks/Savings & Loans — 7.4%
1st Source Corp.	5,867	101,558
Abington Bancorp, Inc.(a)	5,000	47,000
Alabama National BanCorp.(a)	4,988	388,116
AMCORE Financial, Inc.(a)	5,200	118,040
American Bancorp of New Jersey, Inc.	2,500	25,325
AmericanWest Bancorporation(a)	3,866	68,158
Ameris Bancorp(a)	3,229	54,409
Anchor BanCorp Wisconsin, Inc.(a)	4,800	112,896
Atlantic Coast Federal Corp.(a)	2,500	29,700
Bancfirst Corp.(a)	3,000	128,550
BancorpSouth, Inc.	16,400	387,204
BancTrust Financial Group, Inc.(a)	1,090	13,189
Bank of Florida Corp.*	3,000	34,500
Bank of Granite Corp.(a)	4,846	51,222
Bank of the Ozarks, Inc.(a)	4,000	104,800
BankAtlantic Bancorp, Inc., Class A(a)	7,300	29,930
BankFinancial Corp.	4,900	77,518
BankUnited Financial Corp., Class A(a)	7,900	54,510
Banner Corp.(a)	3,960	113,771
Berkshire Hills Bancorp, Inc.	2,400	62,400
Beverly Hills Bancorp, Inc.	5,300	27,030
Boston Private Financial Holdings, Inc.(a)	8,800	238,304
Brookline Bancorp, Inc.(a)	14,148	143,744
Cadence Financial Corp.(a)	1,800	26,262
Camden National Corp.	2,000	56,800

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Capital City Bank Group, Inc.(a)	800	$22,576
Capital Corp. of the West(a)	1,800	34,974
Capitol Bancorp Ltd.(a)	3,700	74,444
Cardinal Financial Corp.	6,192	57,709
Cascade Financial Corp.	2,077	28,247
Cathay Bancorp, Inc.(a)	12,318	326,304
Centennial Bank Holdings, Inc.(a)*	12,900	74,562
Center Bancorp, Inc.(a)	2,835	31,355
Center Financial Corp.(a)	3,300	40,656
Central Pacific Financial Corp.(a)	7,100	131,066
CFS Bancorp, Inc.(a)	1,800	26,352
Charter Financial Corp.(a)	2,028	75,036
Chemical Financial Corp.(a)	5,050	120,139
Chittenden Corp.	10,712	381,561
Citizens Community Bancorp, Inc.	400	3,508
Citizens First Bancorp, Inc.	1,800	22,086
Colony Bankcorp, Inc.(a)	1,100	16,720
Columbia Banking System, Inc.(a)	4,483	133,280
Community Bancorp(a)*	900	15,633
Community Bank Systems, Inc.(a)	6,300	125,181
Community Trust Bancorp, Inc.(a)	4,498	123,830
Corus Bankshares, Inc.(a)	8,400	89,628
CVB Financial Corp.	21,055	217,709
Dearborn Bancorp, Inc.*	1,050	8,001
Dime Community Bancshares	10,050	128,338
Enterprise Financial Services Corp.(a)	2,856	68,001
F.N.B. Corp.(a)	13,872	203,918
Financial Institutions, Inc.(a)	1,700	30,294
First Bancorp(a)	3,400	64,226
First Busey Corp., Class A(a)	8,876	176,277
First Charter Corp.(a)	7,500	223,950
First Citizens BancShares, Inc.	200	29,170
First Community Bancorp(a)	6,200	255,688
First Community Bancshares, Inc.(a)	2,661	84,859
First Financial Bancorp(a)	8,665	98,781
First Financial Bankshares, Inc.(a)	4,735	178,273
First Financial Corp.(a)	3,200	90,688
First Financial Holdings, Inc.(a)	2,800	76,776
First Financial Service Corp.	440	10,461
First Indiana Corp.(a)	2,875	92,000
First Mariner Bancorp(a)*	100	567
First Merchants Corp.	3,877	84,674
First Midwest Bancorp, Inc.(a)	11,400	348,840
First Niagara Financial Group, Inc.(a)	26,185	315,267
First PacTrust Bancorp, Inc.	200	3,600
First Place Financial Corp.(a)	2,900	40,571
First Regional Bancorp(a)*	2,500	47,225
First State Bancorp	4,900	68,110
FirstFed Financial Corp.(a)*	97	3,475
FirstMerit Corp.(a)	19,200	384,192
Flagstar Bancorp, Inc.(a)	13,050	90,959
Flushing Financial Corp.	4,700	75,435
FNB Corp. United Corp.	200	2,432
FNB Corp.-VA	276	6,411
Franklin Bank Corp.(a)*	3,400	14,654
Frontier Financial Corp.(a)	10,899	202,394
Gateway Financial Holdings, Inc.	3,105	37,043
GB&T Bancshares, Inc.	2,900	27,144
German American Bancorp	2,400	30,576
Glacier Bancorp, Inc.(a)	12,072	226,229
Great Lakes Bancorp, Inc.(a)*	1,860	23,845
Great Southern Bancorp, Inc.(a)	3,000	65,880
Greene County Bancshares, Inc.(a)	2,200	42,240
Hancock Holding Co.(a)	7,700	294,140
Hanmi Financial Corp.(a)	10,800	$93,096
Harleysville National Corp.(a)	6,045	88,076
Heartland Financial USA, Inc.(a)	1,100	20,427
Heritage Commerce Corp.	3,188	58,627
Home Bancshares, Inc.(a)	2,600	54,522
Home Federal Bancorp, Inc.(a)	3,862	38,774
Horizon Financial Corp.(a)	2,725	47,524
IBERIABANK Corp.	2,875	134,406
Independent Bank Corp.-MA(a)	3,182	86,614
Independent Bank Corp.-MI(a)	4,683	44,489
Integra Bank Corp.(a)	3,700	52,207
International Bancshares Corp.	16,000	335,040
Intervest Bancshares Corp.	1,400	24,108
Investors Bancorp, Inc.*	26,500	374,710
K-Fed Bancorp(a)	2,875	29,009
Kearny Financial Corp.(a)	17,221	205,102
KNBT Bancorp, Inc.(a)	6,200	95,604
Lakeland Bancorp, Inc.(a)	5,376	62,308
Lakeland Financial Corp.(a)	2,500	52,250
Legacy Bancorp, Inc.(a)	2,500	33,150
Macatawa Bank Corp.(a)	3,307	28,407
MainSource Financial Group, Inc.(a)	4,530	70,487
MB Financial, Inc.(a)	8,840	272,537
MBT Financial Corp.(a)	8,300	73,206
Medallion Financial Corp.	3,400	34,068
Mercantile Bank Corp.(a)	1,265	19,608
Midwest Banc Holdings, Inc.(a)	5,400	67,068
Nara Bancorp, Inc.	6,300	73,521
National City Corp.	12,046	198,277
National Penn Bancshares, Inc.(a)	11,274	170,688
NBT Bancorp, Inc.(a)	7,860	179,365
New England Bancshares, Inc.	1,000	10,710
New Hampshire Thrift Bancshares, Inc.	200	2,494
NewAlliance Bancshares, Inc.(a)	32,600	375,552
Northeast Community Bancorp, Inc.	2,200	26,026
Northwest Bancorp, Inc.(a)	12,000	318,840
OceanFirst Financial Corp.(a)	2,852	45,090
Old National Bancorp(a)	18,700	279,752
Old Second Bancorp, Inc.(a)	2,868	76,834
Omega Financial Corp.(a)	2,800	81,928
Online Resources Corp.(a)*	7,500	89,400
Pacific Capital Bancorp(a)	9,966	200,616
Pacific Mercantile Bancorp*	2,500	30,775
Pacific Premier Bancorp, Inc.*	300	2,073
Park National Corp.(a)	3,450	222,525
Peapack-Gladstone Financial Corp.	1,250	30,938
Pennsylvania Commerce Bancorp, Inc.*	900	25,065
Peoples Bancorp, Inc.(a)	2,400	59,736
PFF Bancorp, Inc.(a)	5,620	67,665
Pinnacle Financial Partners, Inc.(a)*	5,500	139,810
Preferred Bank - LA(a)	2,000	52,040
PrivateBancorp, Inc.(a)	5,300	173,045
Prosperity Bancshares, Inc.(a)	9,600	282,144
Provident Bankshares Corp.(a)	7,240	154,864
Provident Financial Holdings, Inc.	1,000	16,460
Provident Financial Services, Inc.(a)	14,515	209,306
Provident New York Bancorp(a)	10,000	129,200
Pulaski Financial Corp.(a)	1,200	12,000
Rainier Pacific Financial Group, Inc.	700	10,332
Renasant Corp.(a)	3,300	71,181
Republic Bancorp, Inc., Class A(a)	8,841	146,142
Riverview Bancorp, Inc.	2,760	31,630
Rockville Financial, Inc.(a)	4,671	56,986
Rome Bancorp, Inc.	1,200	13,884
S&T Bancorp, Inc.(a)	6,000	165,840
S.Y. Bancorp, Inc.(a)	2,891	69,211

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Sandy Spring Bancorp, Inc.(a)	6,300	$175,266
Seacoast Banking Corp. of Florida(a)	4,210	43,279
Security Bank Corp.(a)	3,300	30,162
Sierra Bancorp(a)	2,100	52,269
Signature Bank - NY*	5,900	199,125
Simmons First National Corp., Class A(a)	3,100	82,150
Smithtown Bancorp, Inc.(a)	1,400	31,024
Southern Community Financial Corp.(a)	3,300	21,549
Southern Connecticut Bancorp, Inc.*	200	1,490
Southside Bancshares, Inc.(a)	2,732	55,897
Southwest Bancorp, Inc.	2,600	47,658
State Bancorp, Inc.	2,277	29,601
Sterling Bancorp(a)	3,740	51,014
Sterling Bancshares, Inc.	18,300	204,228
Sterling Financial Corp. - PA(a)	6,200	101,804
Sterling Financial Corp. - WA	12,354	207,424
Suffolk Bancorp(a)	2,200	67,562
Sun American Bancorp*	1,560	5,834
Sun Bancorp, Inc.(a)*	5,338	84,234
Superior Bancorp(a)*	7,200	38,664
SVB Financial Group(a)*	7,900	398,160
Taylor Capital Group, Inc.	2,200	44,880
Temecula Valley Bancorp, Inc.(a)	1,800	21,114
Texas Capital Bancshares, Inc.*	5,000	91,250
The Bancorp, Inc.(a)*	2,600	34,996
TierOne Corp.(a)	3,600	79,740
Timberland Bancorp, Inc.	2,600	31,668
Tompkins Trustco, Inc.(a)	2,200	85,360
Trico Bancshares(a)	3,800	73,340
TrustCo Bank Corp. NY(a)	17,234	170,961
Trustmark Corp.(a)	13,700	347,432
UCBH Holdings, Inc.(a)	24,900	352,584
UMB Financial Corp.(a)	10,100	387,436
Umpqua Holdings Corp.(a)	12,242	187,792
Union Bankshares Corp.(a)	2,400	50,736
United Bankshares, Inc.	10,300	288,606
United Community Banks, Inc.(a)	9,809	154,982
United Community Financial Corp.(a)	6,000	33,120
United Financial Bancorp, Inc.	3,955	43,861
United Western Bancorp, Inc.	1,400	28,000
Univest Corp. of Pennsylvania(a)	3,100	65,441
USB Holding Co., Inc.(a)	4,000	79,200
Vineyard National Bancorp Co.(a)	3,414	34,481
Virginia Commerce Bancorp(a)*	5,260	61,700
Washington Banking Co.(a)	1,600	25,216
Washington Federal, Inc.	5,400	113,994
Washington Trust Bancorp, Inc.(a)	3,000	75,690
Wauwatosa Holdings, Inc.(a)*	6,900	88,458
Webster Financial Corp.	10,400	332,488
WesBanco, Inc.(a)	5,363	110,478
West Bancorporation(a)	4,250	55,420
West Coast Bancorp	2,947	54,520
Westamerica Bancorporation(a)	6,300	280,665
Western Alliance Bancorp(a)*	5,100	95,727
Willow Grove Bancorp, Inc.	4,085	34,273
Wilshire Bancorp, Inc.(a)	6,600	51,810
Wintrust Financial Corp.(a)	4,750	157,367
		21,873,645
Broadcasting — 0.7%
4Kids Entertainment, Inc.*	2,900	38,135
Acacia Research-Acacia Technologies*	14,000	125,720
Acme Communications, Inc.	3,269	8,924
Beasley Broadcast Group, Inc., Class A	1,657	8,616
Charter Communications, Inc., Class A(a)*	177,800	$208,026
Citadel Broadcasting Corp.(a)	30,200	62,212
Cox Radio, Inc., Class A(a)*	8,900	108,135
Crown Media Holdings, Inc., Class A(a)*	17,800	115,700
Cumulus Media, Inc., Class A(a)*	6,400	51,456
DG Fastchannel, Inc.(a)*	7,450	191,018
Entercom Communications Corp.(a)	7,100	97,199
Entravision Communications Corp.*	16,600	129,978
Gray Television, Inc.(a)	8,900	71,378
Lin TV Corp., Class A*	6,700	81,539
Mediacom Communications Corp.(a)*	19,900	91,341
Medialink Worldwide, Inc.*	1,400	6,216
National Lampoon, Inc.(a)*	1,100	2,640
New Frontier Media, Inc.(a)	10,200	56,100
Nexstar Broadcasting Group, Inc., Class A(a)*	1,800	16,452
NTN Communications, Inc.*	5,100	3,060
Radio One, Inc., Class D*	20,712	49,088
Regent Communications, Inc.*	8,600	13,244
Saga Communications, Inc., Class A*	4,250	25,033
Salem Communications Corp., Class A	3,500	23,065
Sinclair Broadcast Group, Inc., Class A(a)	12,300	100,983
Spanish Broadcasting System, Inc., Class A(a)*	9,260	17,131
TiVo, Inc.(a)*	32,800	273,552
Westwood One, Inc.(a)	19,900	39,601
World Wrestling Federation Entertainment, Inc.	5,100	75,276
WorldSpace, Inc., Class A(a)*	7,800	13,104
		2,103,922
Building & Construction — 1.3%
AAON, Inc.(a)	3,900	77,298
Ampco-Pittsburgh Corp.	2,200	83,886
AMREP Corp.(a)	1,500	45,825
Apogee Enterprises, Inc.	7,200	123,192
Builders FirstSource, Inc.(a)*	8,500	61,370
Cavalier Homes, Inc.*	4,000	7,800
Cavco Industries, Inc.(a)*	1,100	37,224
Champion Enterprises, Inc.(a)*	18,400	173,328
Comfort Systems USA, Inc.	9,430	120,515
Comstock Homebuilding Cos, Inc., Class A(a)*	1,600	1,056
Drew Industries, Inc.(a)*	5,000	137,000
Dycom Industries, Inc.*	9,800	261,170
Emcor Group, Inc.*	14,300	337,909
Fleetwood Enterprises, Inc.(a)*	14,700	87,906
Home Solutions of America, Inc.(a)*	10,400	10,400
Insituform Technologies, Inc., Class A(a)*	5,400	79,920
Integrated Electrical Services, Inc.(a)*	3,398	63,848
Interline Brands, Inc.*	7,100	155,561
KSW, Inc.(a)*	1,050	7,340
Layne Christensen Co.*	3,200	157,472
Levitt Corp., Class A(a)	1,028	2,262
M.D.C. Holdings, Inc.(a)	10,100	375,013
M/I Homes, Inc.(a)	1,500	15,750
Michael Baker Corp.*	1,300	53,430
Modine Manufacturing Co.(a)	7,900	130,429
Modtech Holdings, Inc.(a)*	1,500	1,335
NCI Building Systems, Inc.(a)*	4,600	132,434
Orleans Homebuilders, Inc.(a)	4,153	14,826
Palm Harbor Homes, Inc.(a)*	4,600	48,530
Perini Corp.*	5,800	240,236
PGT, Inc.*	500	2,380
Simpson Manufacturing Co., Inc.(a)	11,100	295,149
Standard Pacific Corp.(a)	6,900	23,115

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building & Construction (Continued)
Sterling Construction Co., Inc.*	2,200	$48,004
Texas Industries, Inc.(a)	6,600	462,660
Trex Co., Inc.(a)*	2,700	22,977
U.S. Home Systems, Inc.*	1,100	5,885
WCI Communities, Inc.(a)*	7,200	27,216
		3,931,651
Business Services — 2.8%
Acxiom Corp.	1,700	19,941
Administaff, Inc.	6,100	172,508
Ambassadors International, Inc.(a)	2,097	30,574
AMN Healthcare Services, Inc.*	7,500	128,775
Arrowhead Research Corp.(a)*	5,800	21,924
Barrett Business Services, Inc.(a)	2,100	37,821
BearingPoint, Inc.(a)*	71,200	201,496
Bowne & Co., Inc.	7,000	123,200
Brady Corp., Class A	8,400	294,756
CDI Corp.	4,200	101,892
CIBER, Inc.*	11,900	72,709
Cogent, Inc.(a)*	20,900	233,035
Concur Technologies, Inc.(a)*	10,900	394,689
CorVel Corp.*	2,550	58,701
CRA International, Inc.(a)*	2,300	109,503
Cross Country Healthcare, Inc.(a)*	7,100	101,104
CSG Systems International, Inc.*	10,600	156,032
Diamond Management & Technology Consultants, Inc.	7,300	53,071
EDGAR Online, Inc.(a)*	6,200	21,080
Edgewater Technology, Inc.*	2,300	16,790
Electro Rent Corp.(a)	6,482	96,258
ePlus, Inc.*	1,200	11,604
Fair Isaac Corp.	11,100	356,865
First Consulting Group, Inc.*	7,200	93,096
Forgent Networks, Inc.(a)*	4,800	3,648
Forrester Research, Inc.*	5,600	156,912
FortuNet, Inc.(a)*	1,700	13,668
Franklin Covey Co.*	5,000	39,700
FTI Consulting, Inc.*	8,375	516,235
Gevity HR, Inc.(a)	5,224	40,173
Hackett Group, Inc.*	10,800	52,272
Heidrick & Struggles International, Inc.	4,000	148,440
Hill Intl, Inc.*	10,900	154,453
Housevalues, Inc.(a)*	3,200	9,920
Hudson Highland Group, Inc.*	5,400	45,414
Huron Consulting Group, Inc.*	4,080	328,970
infoUSA, Inc.	10,600	94,658
Innodata Isogen, Inc.(a)*	5,684	30,409
Intelli-Check, Inc.(a)*	2,900	9,280
Kelly Services, Inc., Class A	6,800	126,888
Kenexa Corp.(a)*	5,600	108,752
Kforce, Inc.*	17,045	166,189
Korn/Ferry International*	12,500	235,250
LECG Corp.*	5,200	78,312
MAXIMUS, Inc.	4,400	169,884
Microstrategy, Inc., Class A*	2,101	199,805
MPS Group, Inc.*	24,400	266,936
National Technical Systems, Inc.*	1,400	9,772
Navigant Consulting, Inc.(a)*	13,900	190,013
On Assignment, Inc.*	16,400	114,964
PDI, Inc.*	3,600	33,732
RCM Technologies, Inc.*	2,600	15,288
Resources Connection, Inc.	11,800	214,288
SM&A*	4,200	24,486
Spherion Corp.*	11,700	85,176
SYS(a)*	3,100	$6,200
TeamStaff, Inc.(a)*	1,954	1,368
TeleTech Holdings, Inc.*	14,200	302,034
Tetra Tech, Inc.*	23,400	503,100
Thomas Group, Inc.	1,200	8,916
TRC Cos., Inc.(a)*	3,950	31,600
TrueBlue, Inc.(a)*	21,300	308,424
Versar, Inc.(a)*	3,800	24,624
Watson Wyatt & Co. Holdings	8,500	394,485
Westaff, Inc.*	3,300	13,200
		8,185,262
Chemicals — 2.1%
A. Schulman, Inc.	5,900	127,145
Aceto Corp.	9,525	76,200
American Vanguard Corp.	6,233	108,143
Arch Chemicals, Inc.	7,600	279,300
Aviza Technology, Inc.(a)*	4,794	9,205
Balchem Corp.(a)	3,150	70,497
Cabot Microelectronics Corp.(a)*	5,500	197,505
Dionex Corp.(a)*	4,600	381,156
Ferro Corp.	9,500	196,935
GenTek, Inc.(a)*	2,600	76,102
Georgia Gulf Corp.(a)	8,300	54,946
H.B. Fuller Co.	14,600	327,770
Hawkins, Inc.	1,200	18,000
Hercules, Inc.	22,300	431,505
ICO, Inc.*	6,200	79,608
Innophos Holdings, Inc.(a)	2,500	37,200
KMG Chemicals, Inc.(a)	2,500	36,150
Kronos Worldwide, Inc.(a)	7,967	139,024
Landec Corp.*	5,600	75,040
Lumera Corp.*	4,800	12,528
Minerals Technologies, Inc.	4,400	294,580
Nevada Chemicals, Inc.(a)	1,400	11,942
NewMarket Corp.	5,000	278,450
NL Industries, Inc.(a)	11,700	133,731
Olin Corp.	23,300	450,389
OM Group, Inc.*	6,900	397,026
Omnova Solutions, Inc.*	11,400	50,274
Penford Corp.	1,500	38,385
PolyOne Corp.*	23,400	153,972
Quaker Chemical Corp.	2,260	49,652
Spartech Corp.	7,100	100,110
Stepan Co.	1,700	55,301
Symyx Technologies(a)*	7,400	56,832
Tronox, Inc., Class A(a)	7,400	65,860
Tronox, Inc., Class B	2,100	18,165
UAP Holding Corp.	14,112	544,723
WD-40 Co.	5,000	189,850
Wellman, Inc.	6,500	780
Westlake Chemical Corp.(a)	15,100	286,749
WR Grace & Co.(a)*	14,000	366,520
		6,277,250
Commercial Services — 2.2%
Advance America Cash Advance Centers, Inc.	19,100	194,056
Arbitron, Inc.(a)	7,100	295,147
Cash Systems, Inc.*	6,900	30,498
CBIZ, Inc.(a)*	15,700	154,017
Clayton Holdings, Inc.(a)*	1,900	9,823
Coinstar, Inc.(a)*	6,700	188,605
Collectors Universe, Inc.(a)	1,500	18,510
Command Security Corp.(a)*	1,200	4,020
Competitive Technologies, Inc.*	1,800	2,700
CoStar Group, Inc.(a)*	4,400	207,900

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services (Continued)
CPI Corp.(a)	1,100	$25,905
Deluxe Corp.	11,300	371,657
Energy Focus, Inc.(a)*	2,200	15,950
Euronet Worldwide, Inc.(a)*	11,600	348,000
Exlservice Holdings, Inc.(a)*	5,400	124,632
Global Cash Access Holdings, Inc.(a)*	19,892	120,546
GP Strategies Corp.*	3,599	38,329
Healthcare Services Group(a)	18,300	387,594
Heartland Payment Systems, Inc.(a)	9,000	241,200
ICT Group, Inc.(a)*	3,000	35,850
Intersections, Inc.(a)*	5,800	48,314
ITC Holdings Corp.	9,760	550,659
Live Nation, Inc.(a)*	15,700	227,964
Mac-Gray Corp.*	2,474	27,857
McGrath Rentcorp	6,000	154,500
Medifast, Inc.(a)*	3,300	16,005
Mobile Mini, Inc.(a)*	8,720	161,669
Newtek Business Services, Inc.(a)*	7,650	9,486
PeopleSupport, Inc.*	5,700	77,976
Perceptron, Inc.*	1,100	11,627
Pfsweb, Inc.(a)*	1,448	1,824
PHH Corp.*	11,200	197,568
Plexus Corp.*	10,200	267,852
Pre-Paid Legal Services, Inc.*	2,300	127,305
Premier Exhibitions, Inc.(a)*	6,300	68,922
Protection One, Inc.(a)*	4,534	53,909
Providence Service Corp.(a)*	4,800	135,072
ProxyMed, Inc.(a)*	4,900	13,083
Quanta Services, Inc.(a)*	1,661	43,585
Rewards Network, Inc.*	5,900	29,323
Source Information Management Co.(a)*	12,800	36,864
Standard Parking Corp.*	2,000	96,980
StarTek, Inc.*	3,723	34,661
SYNNEX Corp.(a)*	7,200	141,120
Team, Inc.(a)*	3,200	117,056
TETRA Technologies, Inc.*	19,350	301,280
TGC Industries, Inc.*	3,255	31,411
The Management Network Group, Inc.(a)*	8,200	21,648
TNS, Inc.	4,600	81,650
UniFirst Corp.	3,000	114,000
Viad Corp.	4,500	142,110
Wright Express Corp.*	8,800	312,312
		6,470,531
Communication Services — 0.1%
SunCom Wireless Holdings, Inc., Class A(a)*	2,320	61,898
Telkonet, Inc.(a)*	14,900	12,367
Terremark Worldwide, Inc.(a)*	13,400	87,100
TerreStar Corp.(a)*	16,400	118,900
WPCS International, Inc.*	1,000	9,460
		289,725
Communications Equipment — 1.3%
ANADIGICS, Inc.(a)*	22,000	254,540
Applied Signal Technology, Inc.	2,700	36,666
Arris Group, Inc.*	34,128	340,596
Atheros Communications, Inc.(a)*	14,100	430,614
Avanex Corp.(a)*	29,700	29,700
Avici Systems, Inc.	2,900	22,997
Captaris, Inc.*	6,000	25,920
Centillium Communications, Inc.(a)*	7,800	8,970
Ceradyne, Inc.(a)*	5,525	259,288
Datalink Corp.*	2,300	8,487
Digi International, Inc.*	5,500	78,045
Endwave Corp.*	2,950	$21,447
Finisar Corp.(a)*	123,800	179,510
Globecomm Systems, Inc.*	3,600	42,120
I.D. Systems, Inc.(a)*	1,600	19,936
InterVoice-Brite, Inc.*	11,100	88,689
Ixia*	15,128	143,414
KVH Industries, Inc.*	3,300	26,598
MasTec, Inc.*	19,900	202,383
Network Equipment Technologies, Inc.*	5,600	47,152
North Pittsburgh Systems, Inc.(a)	2,300	52,187
Oplink Communications, Inc.*	4,500	69,075
Optical Cable Corp.*	374	1,492
Performance Technologies, Inc.*	2,500	13,750
SeaChange International, Inc.*	7,100	51,333
Smith Micro Software, Inc.(a)*	6,500	55,055
Sonus Networks, Inc.(a)*	121,400	707,762
SRS Labs, Inc.(a)*	3,700	19,795
Tekelec(a)*	16,800	210,000
UTStarcom, Inc.(a)*	25,400	69,850
ViaSat, Inc.*	6,400	220,352
Vyyo, Inc.(a)*	4,372	13,728
Williams Controls, Inc.*	1,500	25,665
WJ Communications, Inc.(a)*	22,450	16,613
Zhone Technologies, Inc.(a)*	26,383	30,868
		3,824,597
Computer Equipment — 2.0%
Adaptec, Inc.*	29,728	100,481
Agilysys, Inc.	7,576	114,549
Airspan Networks, Inc.(a)*	15,000	26,400
Astro-Med, Inc.	375	3,697
Bookham, Inc.(a)*	21,955	52,253
Calamp Corp.(a)*	4,625	12,857
California Micro Devices Corp.*	5,100	23,664
Ciprico, Inc.(a)*	500	2,345
Concurrent Computer Corp.(a)*	14,452	11,995
Cray, Inc.*	1,939	11,615
Dataram Corp.	1,599	5,293
Dot Hill Systems Corp.*	12,700	30,861
Electronics for Imaging, Inc.*	13,600	305,728
Emulex Corp.*	20,500	334,560
Hauppauge Digital, Inc.*	2,400	11,472
Hurco Cos., Inc.*	1,000	43,650
Hutchinson Technology, Inc.(a)*	5,700	150,024
Imation Corp.(a)	6,900	144,900
Immersion Corp.*	6,700	86,765
Insight Enterprises, Inc.*	11,250	205,200
Integral Systems, Inc.(a)	2,000	46,520
Interphase Corp.(a)*	1,200	12,384
Iomega Corp.*	13,300	46,151
KEY Tronic Corp.*	1,700	7,089
Lasercard Corp.(a)*	2,100	22,260
Maxwell Technologies, Inc.(a)*	4,300	35,561
Mentor Graphics Corp.*	27,600	297,528
Mercury Computer Systems, Inc.*	4,900	78,939
Mobility Electronics, Inc.(a)*	8,363	12,963
MTS Systems Corp.	4,400	187,748
NYFIX, Inc.(a)*	5,600	29,960
Palm, Inc.(a)	24,796	157,207
Quantum Corp.(a)*	64,800	174,312
RadiSys Corp.(a)*	9,500	127,300
Rimage Corp.*	4,700	121,965
SCM Microsystems, Inc.(a)*	3,000	10,020
Semtech Corp.*	35,200	546,304
Sigma Designs, Inc.(a)*	11,000	607,200
Silicon Storage Technology, Inc.(a)*	23,800	71,162

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Equipment (Continued)
Standard Microsystems Corp.*	5,200	$203,164
STEC, Inc.(a)*	11,400	99,636
Stratasys, Inc.(a)*	4,700	121,448
Synaptics, Inc.(a)*	12,000	493,920
Transact Technologies, Inc.*	1,515	7,257
Trident Microsystems, Inc.*	26,600	174,496
Virage Logic Corp.*	4,635	38,702
Whitney Holding Corp.(a)	15,575	407,286
		5,816,791
Computer Services — 1.8%
3D Systems Corp.(a)*	5,100	78,744
Analysts International Corp.*	4,500	6,885
Aspen Technology, Inc.*	22,500	364,950
Avocent Corp.*	14,736	343,496
Black Box Corp.	3,700	133,829
Catapult Communications Corp.(a)*	3,361	25,376
Computer Programs & Systems, Inc.	2,300	52,302
Computer Task Group, Inc.*	3,700	20,461
COMSYS IT Partners, Inc.*	4,800	75,744
Dynamics Research Corp.*	2,200	23,804
eLoyalty Corp.*	1,512	20,185
Enliven Marketing Technologies Corp.*	3,300	3,894
Extreme Networks, Inc.*	28,600	101,244
Furmanite Corp.*	7,980	94,164
Goldleaf Financial Solutions, Inc.*	8,500	13,515
Intelligroup, Inc.*	1,500	3,600
INX, Inc.*	400	4,180
Manhattan Associates, Inc.*	12,000	316,320
NCI, Inc., Class A*	1,100	18,821
NETGEAR, Inc.*	16,800	599,256
NetScout Systems, Inc.*	7,399	94,485
Overland Storage, Inc.*	2,700	3,969
Perot Systems Corp., Class A*	22,200	299,700
Pomeroy Computer Resources, Inc.*	2,000	13,860
Rackable Systems, Inc.(a)*	5,500	55,000
Radiant Systems, Inc.*	7,100	122,333
Rainmaker Systems, Inc.*	5,900	38,114
Saba Software, Inc.(a)*	6,949	35,718
Safeguard Scientifics, Inc.(a)*	29,000	52,200
Sapient Corp.*	29,900	263,419
SI International, Inc.*	3,100	85,157
Sonic Foundry, Inc.(a)*	7,800	11,076
SRA International, Inc., Class A*	9,400	276,830
Sybase, Inc.*	6,700	174,803
Sykes Enterprises, Inc.*	14,400	259,200
Syntel, Inc.(a)	14,400	554,688
TechTeam Global, Inc.*	1,700	21,420
Tier Technologies, Inc., Class B*	3,900	33,150
Tyler Technologies, Inc.(a)*	18,200	234,598
Visual Sciences, Inc.(a)*	4,900	90,552
Wind River Systems, Inc.*	19,700	175,921
		5,196,963
Computer Software — 3.7%
3Com Corp.*	99,900	451,548
ACI Worldwide, Inc.(a)*	10,500	199,920
Actuate Corp.*	24,700	191,919
Advent Software, Inc.(a)*	6,800	367,880
American Software, Inc., Class A	5,000	42,500
Ansoft Corp.*	5,700	147,345
Art Technology Group, Inc.*	31,900	137,808
Authentidate Holding Corp.(a)*	6,200	3,658
AXS-One, Inc.*	6,500	2,600
Blackbaud, Inc.	8,800	246,752
Blackboard, Inc.*	7,201	$289,840
Borland Software Corp.(a)*	16,800	50,568
Bottomline Technologies, Inc.(a)*	6,100	85,400
BSQUARE Corp.*	2,300	15,410
Callidus Software, Inc.*	6,600	34,122
CAM Commerce Solutions, Inc.(a)	1,000	41,810
Clarus Corp.*	1,900	11,210
Convera Corp.(a)*	12,200	33,794
Echelon Corp.(a)*	8,700	179,568
Emageon, Inc.(a)*	5,535	22,140
Epicor Software Corp.*	13,900	163,742
EPIQ Systems, Inc.(a)*	6,750	117,518
eResearch Technology, Inc.*	14,050	166,071
etrials Worldwide, Inc.(a)*	2,200	6,380
FalconStor Software, Inc.(a)*	14,350	161,581
GSE Systems, Inc.*	2,896	29,655
Guidance Software, Inc.*	4,600	64,124
Hypercom Corp.(a)*	18,300	91,134
ImageWare Systems, Inc.(a)*	3,100	4,681
Informatica Corp.*	21,000	378,420
Interactive Intelligence, Inc.*	4,000	105,400
Intermec, Inc.(a)*	14,500	294,495
Interwoven, Inc.*	15,719	223,524
iPass, Inc.(a)*	14,400	58,464
JDA Software Group, Inc.*	7,100	145,266
Kintera, Inc.*	5,700	8,493
L-1 Identity Solutions, Inc.(a)*	17,400	312,330
Lawson Software, Inc.*	47,000	481,280
Magma Design Automation, Inc.(a)*	15,900	194,139
Mantech International Corp., Class A*	4,500	197,190
Midway Games, Inc.(a)*	21,900	60,444
Moldflow Corp.*	2,100	33,831
Motive, Inc.*	1,400	1,960
MSC Software Corp.(a)*	10,200	132,498
NetManage, Inc.(a)*	1,997	12,062
Omnicell, Inc.*	7,300	196,589
Omniture, Inc.*	12,500	416,125
On2 Technologies, Inc.(a)*	26,000	26,520
Openwave Systems, Inc.(a)	24,533	63,786
OPNET Technologies, Inc.(a)*	10,000	90,600
Packeteer, Inc.(a)*	8,800	54,208
Parametric Technology Corp.*	21,820	389,487
PDF Solutions, Inc.(a)*	8,100	72,981
Pegasystems, Inc.	8,200	97,826
Pervasive Software, Inc.*	5,000	20,150
Phoenix Technology Ltd.*	6,950	89,516
PLATO Learning, Inc.(a)*	5,000	19,850
Progress Software Corp.*	9,400	316,592
QAD, Inc.(a)	7,800	72,852
Quest Software, Inc.*	24,400	449,936
Secure Computing Corp.(a)*	16,050	154,080
Simulations Plus, Inc.*	800	3,040
SPSS, Inc.(a)*	4,532	162,744
SumTotal Systems Inc.*	6,000	28,500
SupportSoft, Inc.*	11,200	49,840
Synchronoss Technologies, Inc.(a)*	7,100	251,624
Synplicity, Inc.(a)*	5,675	32,915
Take-Two Interactive Software, Inc.(a)*	16,800	309,960
Taleo Corp., Class A*	4,700	139,966
TeleCommunication Systems, Inc., Class A*	10,800	38,988
THQ, Inc.(a)*	11,550	325,594
TIBCO Software, Inc.*	47,900	386,553
Tradestation Group, Inc.(a)*	20,400	289,884
Ulticom, Inc.*	8,240	65,920
Ultimate Software Group, Inc.(a)*	5,800	182,526
Unica Corp.(a)*	3,950	36,538

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Software (Continued)
Verint Systems, Inc.*	6,100	$119,255
		10,955,419
Computers — 0.0%
Merge Technologies, Inc.(a)*	7,366	8,766
PAR Technology Corp.(a)*	3,000	23,130
		31,896
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	8,500	301,580
Huttig Building Products, Inc.*	4,850	16,927
U.S. Concrete, Inc.(a)*	10,200	33,966
		352,473
Consumer Products — 0.6%
Ascendia Brands, Inc.*	2,195	505
Blyth, Inc.	9,900	217,206
Central Garden & Pet Co.(a)*	5,300	30,528
Central Garden & Pet Co., Class A(a)*	8,400	45,024
CSS Industries, Inc.(a)	2,100	77,070
Cybex International, Inc.*	4,100	18,696
Fossil, Inc.*	2,895	121,532
Jarden Corp.(a)*	8,643	204,061
Mace Security International, Inc.*	3,200	6,432
Natural Alternatives International, Inc.*	1,000	8,630
Natural Health Trends Corp.(a)*	1,400	1,694
Prestige Brands Holdings, Inc.*	11,500	86,020
Russ Berrie & Co., Inc.(a)*	4,000	65,440
Senomyx, Inc.(a)*	7,000	52,430
Spectrum Brands, Inc.(a)*	11,000	58,630
Synutra International, Inc.(a)*	4,580	138,316
Tupperware Corp.	14,000	462,420
Ultralife Batteries, Inc.*	3,600	72,540
		1,667,174
Containers & Glass — 0.1%
Silgan Holdings, Inc.	7,902	410,430

Containers-Paper/Plastic — 0.2%
AEP Industries, Inc.*	1,000	32,010
Constar International, Inc.(a)*	2,100	8,568
Graphic Packaging Corp.(a)*	54,100	199,629
Rock-Tenn Co., Class A	9,600	243,936
		484,143
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	510	4,932
Inter Parfums, Inc.(a)	4,700	84,459
Parlux Fragrances, Inc.*	4,887	20,036
		109,427
Distribution/Wholesale — 1.2%
Bell Microproducts, Inc.(a)*	6,400	38,464
Bluelinx Holdings, Inc.(a)	6,900	27,117
Brightpoint, Inc.*	20,244	310,948
Building Materials Holding Corp.(a)	4,200	23,226
Central European Distribution Corp.(a)*	9,225	535,788
CLST Holdings, Inc.(a)	2,300	897
Core-Mark Holding Co., Inc.(a)*	1,600	45,952
Directed Electronics, Inc.(a)*	1,269	2,106
Handleman Co.(a)*	3,700	6,327
Industrial Distribution Group, Inc.*	1,400	16,030
InfoSonics Corp.*	2,200	3,146
LKQ Corp.(a)*	34,200	718,884
MWI Veterinary Supply, Inc.(a)*	2,800	112,000
Nash-Finch Co.(a)	2,000	70,560
Navarre Corp.(a)*	6,000	12,480
NuCo2, Inc.*	2,900	$72,210
Owens & Minor, Inc.	9,700	411,571
Reliv’ International, Inc.(a)	3,700	30,303
Rentrak Corp.*	1,900	27,417
ScanSource, Inc.(a)*	5,700	184,395
Spartan Stores, Inc.	4,734	108,172
United Natural Foods, Inc.(a)*	10,300	326,716
United Stationers, Inc.(a)*	6,400	295,744
Watsco, Inc.(a)	5,300	194,828
		3,575,281
Diversified Operations — 2.4%
Actuant Corp., Class A(a)	12,600	428,526
Acuity Brands, Inc.	7,200	324,000
AMERCO(a)*	4,600	302,128
Ameron International Corp.	2,000	184,300
AZZ, Inc.(a)*	2,700	76,545
Barnes Group, Inc.(a)	12,600	420,714
Chemed Corp.	5,500	307,340
Compass Diversified Holdings	5,400	80,460
Cornell Corrections, Inc.(a)*	2,700	62,964
Digimarc Corp.*	4,400	38,808
EnPro Industries, Inc.(a)*	4,300	131,795
ESCO Technologies, Inc.(a)*	5,700	227,658
Esterline Technologies Corp.*	6,500	336,375
Federal Signal Corp.	16,800	188,496
Griffon Corp.(a)*	6,650	82,792
Hawaiian Electric Industries, Inc.(a)	19,700	448,569
Koppers Holdings, Inc.	3,400	147,016
Lancaster Colony Corp.	7,600	301,720
Lydall, Inc.*	2,900	30,508
Mathews International Corp., Class A	7,000	328,090
Myers Industries, Inc.	6,987	101,102
NACCO Industries, Inc., Class A	1,000	99,690
Odyssey Marine Exploration, Inc.(a)*	11,350	70,257
Park-Ohio Holdings Corp.*	2,900	72,790
PICO Holdings, Inc.(a)*	5,100	171,462
Raven Industries, Inc.(a)	3,600	138,204
Sensient Technologies Corp.	11,300	319,564
Standex International Corp.	2,700	47,115
Sturm, Ruger & Co., Inc.(a)*	6,700	55,476
Tredegar Corp.(a)	8,700	139,896
Universal Corp.(a)	6,000	307,320
Vector Group Ltd.(a)	14,434	289,546
Volt Information Sciences, Inc.(a)*	4,949	90,369
Walter Industries, Inc.	12,000	431,160
Zoltek Cos., Inc.(a)*	7,800	334,386
		7,117,141
Education — 0.6%
Corinthian Colleges, Inc.(a)*	28,700	441,980
INVESTools, Inc.(a)*	15,700	278,518
Learning Tree International, Inc.*	3,900	89,544
Lincoln Educational Services*	5,874	86,465
Renaissance Learning, Inc.(a)	7,022	98,308
Scientific Learning Corp.*	3,500	18,760
Strayer Education, Inc.	275	46,910
The Geo Group, Inc.*	12,100	338,800
The Princeton Review, Inc.(a)*	13,700	114,121
Universal Technical Institute, Inc.(a)*	5,900	100,300
		1,613,706
Electric Utilities — 0.3%
ALLETE, Inc.	7,400	292,892
Pike Electric Corp.*	6,600	110,616
Portland General Electric Co.	17,100	475,038
		878,546

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment — 1.2%
A.O. Smith Corp.(a)	5,400	$189,270
Active Power, Inc.(a)*	11,580	25,476
ADDvantage Technologies Group, Inc.(a)*	2,400	14,808
Advanced Energy Industries, Inc.*	10,800	141,264
Avid Technology, Inc.(a)*	9,895	280,424
Axcelis Technologies, Inc.(a)*	24,400	112,240
Axsys Technologies, Inc.*	2,200	80,630
C&D Technologies, Inc.(a)*	7,300	48,253
Cascade Microtech, Inc.*	2,800	28,504
Checkpoint Systems, Inc.*	9,900	257,202
Cohu, Inc.	5,500	84,150
Credence Systems Corp.(a)*	35,680	86,346
CyberOptics Corp.*	1,700	20,400
Distributed Energy Systems Corp.(a)*	8,100	3,240
Franklin Electric Co., Inc.(a)	5,300	202,831
GrafTech International Ltd.*	25,060	444,815
Hi-Shear Technology Corp.	1,500	18,345
Ibis Technology Corp.*	1,700	731
Insteel Industries, Inc.(a)	4,000	46,920
Ionatron, Inc.(a)*	34,000	97,240
Littelfuse, Inc.*	4,965	163,647
LTX Corp.(a)*	22,800	72,504
Meade Instruments Corp.(a)*	3,300	4,092
Photon Dynamics, Inc.(a)*	3,600	29,880
Power Integrations, Inc.*	6,500	223,795
Power-One, Inc.(a)*	19,262	76,855
Research Frontiers, Inc.(a)*	2,600	26,000
Rogers Corp.(a)*	3,900	169,143
Technology Research Corp.	400	1,352
The Genlyte Group, Inc.*	4,300	409,360
Veeco Instruments, Inc.(a)*	6,900	115,230
Vicor Corp.(a)	7,100	110,689
		3,585,636
Electronics — 5.8%
Actel Corp.*	5,500	75,130
Advanced Analogic Technologies, Inc.*	10,700	120,696
Advanced Photonix, Inc.(a)*	3,300	6,204
Aehr Test Systems*	1,200	7,296
Aetrium, Inc.*	2,200	13,200
Alliance Semiconductor Corp.	3,550	5,680
American Reprographics Co.(a)*	10,500	173,040
American Superconductor Corp.(a)*	16,500	451,110
AMIS Holdings, Inc.*	34,200	342,684
Amkor Technology, Inc.(a)*	5,800	49,474
Analogic Corp.	3,200	216,704
Applied Micro Circuits Corp.*	26,375	230,517
Arotech Corp.(a)*	2,757	5,762
Asyst Technologies, Inc.*	11,300	36,838
Atari, Inc.(a)*	2,300	2,921
ATMI, Inc.*	7,700	248,325
Audiovox Corp., Class A*	3,800	47,120
AXT, Inc.*	12,400	76,880
Badger Meter, Inc.(a)	3,000	134,850
Bel Fuse, Inc., Class B	2,090	61,174
Benchmark Electronics, Inc.*	18,185	322,420
Brooks Automation, Inc.*	17,374	229,511
BTU International, Inc.(a)*	2,100	27,972
Capstone Turbine Corp.(a)*	20,500	33,415
Catalyst Semiconductor, Inc.*	4,100	19,065
CEVA, Inc.(a)*	3,975	48,376
Cirrus Logic, Inc.*	21,400	112,992
Coherent, Inc.*	6,900	172,983
Conexant Systems, Inc.(a)*	116,333	96,556
Cree, Inc.(a)*	10,200	$280,194
CTS Corp.(a)	6,500	64,545
Cubic Corp.	6,700	262,640
Cymer, Inc.(a)*	8,200	319,226
Daktronics, Inc.(a)	11,500	259,555
Digital Theater Systems, Inc.(a)*	3,700	94,609
Diodes, Inc.(a)*	9,450	284,161
DSP Group, Inc.*	6,800	82,960
Electro Scientific Industries, Inc.(a)*	6,980	138,553
Electroglas, Inc.(a)*	6,400	10,752
EMCORE Corp.(a)*	25,100	384,030
Emerson Radio Corp.*	6,200	8,060
Energy Conversion Devices, Inc.(a)*	9,600	323,040
EnerSys*	14,800	369,408
Entegris, Inc.*	37,474	323,401
ESS Technology, Inc.*	8,900	11,837
Exar Corp.(a)*	11,669	93,002
Excel Technology, Inc.*	2,600	70,460
Fairchild Semiconductor International, Inc.*	23,600	340,548
FARO Technologies, Inc.(a)*	3,250	88,335
FormFactor, Inc.(a)*	10,700	354,170
Frequency Electronics, Inc.	1,400	13,426
Genesis Microchip, Inc.*	8,200	70,274
Henry Bros. Electronics, Inc.(a)*	300	1,320
hi/fn, Inc.*	4,900	28,028
Hittite Microwave Corp.*	6,700	319,992
II-VI, Inc.*	15,100	461,305
Ikanos Communications*	6,800	36,584
InFocus Corp.*	8,400	15,288
Innovex, Inc.*	3,612	3,034
Integrated Silicon Solution, Inc.*	9,850	65,207
Interlink Electronics, Inc.(a)*	2,600	4,420
inTEST Corp.(a)*	1,700	3,774
IntriCon Corp.*	1,000	12,450
Iteris, Inc.(a)*	7,798	30,490
IXYS Corp.*	7,900	63,358
Keithley Instruments, Inc.	3,500	33,880
KEMET Corp.*	16,500	109,395
Kopin Corp.(a)*	21,200	66,992
LaBarge, Inc.*	3,700	53,206
Lattice Semiconductor Corp.(a)*	34,159	111,017
Leadis Technology, Inc.*	4,763	13,622
LeCroy Corp.*	2,785	26,764
LogicVision, Inc.(a)*	2,800	2,800
LSI Industries, Inc.	5,200	94,640
MagneTek, Inc.(a)*	12,300	52,644
Mattson Technology, Inc.*	26,600	227,696
Merix Corp.*	3,900	18,135
Methode Electronics, Inc., Class A	8,200	134,808
Micrel, Inc.	18,600	157,170
Microsemi Corp.(a)*	17,191	380,609
Microtune, Inc.*	24,800	161,944
Mindspeed Technologies, Inc.(a)*	30,900	37,698
MIPS Technologies, Inc., Class A(a)*	21,100	104,656
MKS Instruments, Inc.*	13,700	262,218
Monolithic Power Systems, Inc.(a)*	6,900	148,143
MoSys, Inc.(a)*	7,600	36,860
Multi-Fineline Electronix, Inc.*	6,500	112,710
Nanometrics, Inc.*	4,500	44,370
Napco Security Systems, Inc.(a)*	4,850	30,312
NeoMagic Corp.(a)*	3,000	9,330
Netlogic Microsystems, Inc.(a)*	9,500	305,900
Newport Corp.(a)*	8,200	104,878
Nextest Systems Corp.*	3,400	67,626
Nu Horizons Electronics Corp.(a)*	4,000	27,800
OmniVision Technologies, Inc.(a)*	12,600	197,190

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
OSI Systems, Inc.(a)*	3,300	$87,351
Park Electrochemical Corp.	4,000	112,960
Pericom Semiconductor Corp.*	5,500	102,850
Photronics, Inc.*	9,100	113,477
Pixelworks, Inc.(a)*	3,400	2,584
Planar Systems, Inc.*	3,879	24,826
PLX Technology, Inc.(a)*	6,900	64,170
PMC-Sierra, Inc.(a)*	51,000	333,540
QuickLogic Corp.*	10,100	33,330
Rambus, Inc.(a)*	19,700	412,518
Ramtron International Corp.(a)*	10,700	46,010
REMEC, Inc.	4,693	4,928
RF Monolithics, Inc.(a)*	1,600	10,160
Richardson Electronics Ltd.	2,700	18,927
Rudolph Technologies, Inc.(a)*	6,058	68,577
Sanmina-SCI Corp.*	110,100	200,382
Sigmatel, Inc.(a)*	9,000	18,990
Silicon Image, Inc.*	18,800	84,976
Silicon Laboratories, Inc.*	3,650	136,619
SiRF Technology Holdings, Inc.(a)*	13,200	331,716
Skyworks Solutions, Inc.*	78,500	667,250
Sonic Solutions(a)*	6,000	62,340
Spectrum Control, Inc.*	2,800	43,120
Spire Corp.(a)*	1,100	26,015
Staktek Holdings, Inc.(a)*	21,300	41,109
Stoneridge, Inc.*	4,600	36,984
Supertex, Inc.(a)*	3,300	103,257
Syntax Brillian Corp.(a)*	20,475	63,063
Sypris Solutions, Inc.	4,000	24,400
Taser International, Inc.(a)*	14,900	214,411
Technitrol, Inc.	9,000	257,220
Techwell, Inc.(a)*	4,000	44,040
Tessera Technologies, Inc.*	11,500	478,400
TranSwitch Corp.(a)*	20,300	17,864
TriQuint Semiconductor, Inc.*	33,400	221,442
Ultimate Electronics, Inc.(b)(c)*	1,600	0
Ultra Clean Holdings, Inc.(a)*	5,100	62,220
Ultratech Stepper, Inc.(a)*	5,600	63,504
Universal Display Corp.(a)*	8,000	165,360
Universal Electronics, Inc.*	3,100	103,664
UQM Technologies, Inc.(a)*	5,620	19,052
Vicon Industries, Inc.*	1,000	9,600
Video Display Corp.*	1,000	7,600
Vitesse Semiconductor Corp.(a)*	44,300	38,541
Volterra Semiconductor Corp.(a)*	5,300	58,459
Wells-Gardner Electronics Corp.(a)*	1,543	2,469
White Electronic Designs Corp.*	5,200	24,128
Wireless Xcessories Group, Inc.(a)*	958	1,475
ZiLog, Inc.*	3,100	10,757
Zoran Corp.*	11,861	266,991
Zygo Corp.*	3,600	44,856
		17,184,826
Energy — 0.3%
Environmental Power Corp.(a)*	2,136	9,761
Evergreen Energy, Inc.(a)*	15,800	35,234
Evergreen Solar, Inc.(a)*	26,600	459,382
Pacific Ethanol, Inc.(a)*	8,100	66,501
Plug Power, Inc.*	21,063	83,199
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	4,896
Syntroleum Corp.(a)*	18,000	15,120
Teton Energy Corp.*	3,200	15,680
Verenium Corp.(a)*	15,100	75,349
Watts Industries, Inc., Class A(a)	7,500	$223,500
		988,622
Environmental Services — 0.6%
Basin Water, Inc.(a)*	4,400	36,388
Calgon Carbon Corp.(a)*	9,200	146,188
CECO Environmental Corp.*	5,200	57,096
Compagnie Generale de Geophysique-Veritas*	8,641	484,328
Flanders Corp.(a)*	5,500	30,910
Headwaters, Inc.(a)*	9,300	109,182
Met-Pro Corp.(a)	3,017	36,449
Mine Safety Appliances Co.(a)	8,300	430,521
Rollins, Inc.	23,550	452,160
		1,783,222
Facility Services — 0.1%
ABM Industries, Inc.	11,898	242,600

Financial Services — 2.5%
Advanta Corp., Class A	3,433	25,061
Advanta Corp., Class B(a)	6,950	56,087
AmeriServ Financial, Inc.(a)*	4,400	12,188
Arrow Financial Corp.(a)	930	19,986
Asset Acceptance Capital Corp.(a)	7,400	77,034
ASTA Funding, Inc.(a)	2,600	68,744
Bankrate, Inc.(a)*	4,000	192,360
BFC Financial Corp.*	4,732	7,145
Cash America International, Inc.	7,400	239,020
Citizens Banking Corp.(a)	15,660	227,227
Citizens South Banking Corp.(a)	1,200	12,156
City Holding Co.	7,900	267,336
CoBiz, Inc.(a)	6,875	102,231
Cohen & Steers, Inc.(a)	11,600	347,652
CompuCredit Corp.(a)*	11,400	113,772
Consumer Portfolio Services, Inc.(a)*	10,500	35,175
Cowen Group, Inc.*	2,900	27,579
Delta Financial Corp.(a)	6,000	300
Dollar Financial Corp.(a)*	8,600	263,934
Empire Financial Holding Co.(a)*	1,872	2,022
Encore Capital Group, Inc.*	8,300	80,344
eSPEED, Inc., Class A(a)*	13,100	148,030
Federal Agricultural Mortgage Corp., Class C(a)	1,400	36,848
Financial Federal Corp.(a)	5,700	127,053
First Albany Cos., Inc.(a)*	2,647	3,123
First Commonwealth Financial Corp.(a)	18,400	195,960
FirstCity Financial Corp.*	2,100	17,073
Franklin Credit Management Corp.*	1,900	1,615
GAMCO Investors, Inc., Class A(a)	1,800	124,560
Greenhill & Co., Inc.(a)	6,800	452,064
Hercules Technology Growth Capital, Inc.(a)	7,044	87,486
HF Financial Corp.	110	1,667
IMPATH Bankruptcy Liquidating Trust, Class A(a)	1,700	2,856
Investment Technology Group, Inc.*	10,200	485,418
Irwin Financial Corp.(a)	6,200	45,570
Jackson Hewitt Tax Service, Inc.(a)	7,100	225,425
Knight Capital Group, Inc., Class A*	25,100	361,440
LaBranche & Co., Inc.(a)*	8,500	42,840
MarketAxess Holdings, Inc.*	7,100	91,093
MCG Capital Corp.(a)	14,400	166,896
MicroFinancial, Inc.(a)	400	2,492
Nelnet, Inc., Class A(a)	9,000	114,390
Nexity Financial Corp.*	1,300	8,632
Ocwen Financial Corp.(a)*	18,400	101,936

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
optionsXpress Holdings, Inc.(a)	14,500	$490,390
Patriot Capital Funding, Inc.(a)	4,471	45,112
Piper Jaffray Cos., Inc.*	3,100	143,592
Portfolio Recovery Associates, Inc.(a)	3,000	119,010
QC Holdings, Inc.(a)	4,300	48,375
Resource America, Inc.(a)	3,800	55,746
Sanders Morris Harris Group, Inc.(a)	7,700	78,925
Stifel Financial Corp.(a)*	3,565	187,412
Susquehanna Bancshares, Inc.(a)	18,663	344,146
SWS Group, Inc.	5,901	74,766
The South Financial Group, Inc.(a)	17,500	273,525
Thomas Weisel Partners Group, Inc.(a)*	4,900	67,277
Track Data Corp.(a)*	1,200	2,712
United PanAm Financial Corp.(a)*	3,692	18,903
Virginia Financial Group, Inc.(a)	564	8,375
Westwood Holdings Group, Inc.(a)	258	9,701
World Acceptance Corp.(a)*	9,300	250,914
		7,240,701
Food & Beverages — 1.5%
American Italian Pasta Co., Class A(a)*	4,800	33,600
American States Water Co.	3,550	133,764
Cal-Maine Foods, Inc.(a)	5,100	135,303
Caribou Coffee Co., Inc.(a)*	4,438	17,796
Chiquita Brands International, Inc.(a)*	10,600	194,934
Coffee Holding Co., Inc.(a)*	600	2,916
Cuisine Solutions, Inc.*	4,000	17,200
Del Monte Foods Co.	36,000	340,560
Diamond Foods, Inc.	3,800	81,434
Diedrich Coffee, Inc.(a)*	1,149	4,010
Farmer Brothers Co.(a)	3,200	73,568
Flowers Foods, Inc.	16,987	397,666
Green Mountian Coffee, Inc.(a)*	4,800	195,360
Hain Celestial Group, Inc.(a)*	9,079	290,528
Imperial Sugar Co.(a)	2,200	41,294
J & J Snack Foods Corp.	4,500	140,760
John B. Sanfilippo & Son, Inc.(a)*	2,650	22,313
Lance, Inc.	7,100	144,982
Lifeway Foods, Inc.(a)*	3,200	37,856
M&F Worldwide Corp.(a)*	4,500	242,325
Maui Land & Pineapple Co., Inc.(a)*	1,200	34,932
MGP Ingredients, Inc.(a)	3,400	32,028
Monterey Pasta Co.*	3,300	10,560
National Beverage Corp.(a)	10,920	87,797
Panera Bread Co., Class A(a)*	4,300	154,026
Peet’s Coffee & Tea, Inc.(a)*	2,900	84,303
Performance Food Group Co.*	8,400	225,708
Pilgrim’s Pride Corp.(a)	1,100	31,845
Pyramid Breweries, Inc.(a)*	1,600	3,920
Ralcorp Holdings, Inc.*	5,600	340,424
Reddy Ice Holdings, Inc.(a)	4,800	121,488
Redhook ALE Brewery, Inc.(a)*	1,056	7,001
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	20,009
Sanderson Farms, Inc.(a)	4,800	162,144
Scheid Vineyards, Inc., Class A*	20	740
Tasty Baking Co.	800	6,656
The Boston Beer Co., Inc., Class A(a)*	2,400	90,360
Tootsie Roll Industries, Inc.(a)	8,000	219,360
TreeHouse Foods, Inc.*	4,400	101,156
Triarc Cos., Inc., Class A	4,400	38,412
Triarc Cos., Inc., Class B(a)	5,854	51,281
Winn-Dixie Stores, Inc.*	8,600	145,082
		4,517,401
Forest & Paper Products — 0.2%
Buckeye Technologies, Inc.*	8,000	$100,000
Caraustar Industries, Inc.(a)*	5,500	16,995
Chesapeake Corp.(a)	3,900	20,241
Deltic Timber Corp.(a)	2,900	149,321
P.H. Glatfelter Co.	8,400	128,604
Schweitzer-Mauduit International, Inc.	3,100	80,321
Universal Forest Products, Inc.(a)	4,200	123,732
Wausau-Mosinee Paper Corp.	11,200	100,688
		719,902
Funeral Services — 0.1%
Carriage Services, Inc.(a)*	3,900	34,320
Stewart Enterprises, Inc., Class A(a)	20,200	179,780
		214,100
Health Care - Biotechnology — 3.1%
Accentia Biopharmaceuticals, Inc.(a)*	5,300	17,384
Affymetrix, Inc.(a)*	17,151	396,874
Alexion Pharmaceuticals, Inc.(a)*	6,800	510,204
AMAG Pharmaceuticals, Inc.(a)*	3,900	234,507
Anesiva, Inc.(a)*	6,327	31,635
Antigenics, Inc.(a)*	11,500	23,460
Applera Corp. - Celera Genomics Group.*	21,201	336,460
Arena Pharmaceuticals, Inc.(a)*	14,700	115,101
ArQule, Inc.(a)*	10,250	59,450
AtheroGenics, Inc.(a)*	11,917	4,528
AVANT Immunotherapeutics, Inc.*	4,600	2,254
Avigen, Inc.(a)*	6,659	28,301
Barrier Therapeutics, Inc.*	7,000	27,580
BioCryst Pharmaceuticals, Inc.(a)*	9,500	58,710
BioMarin Pharmaceutical, Inc.*	367	12,992
BioSante Pharmaceuticals, Inc.(a)*	6,696	25,311
BioSphere Medical, Inc.*	4,000	20,520
Cambrex Corp.	6,400	53,632
Cell Genesys, Inc.(a)*	17,500	40,250
CombiMatrix Corp.(a)*	502	3,730
Conceptus, Inc.(a)*	6,800	130,832
Cryolife, Inc.(a)*	6,600	52,470
CuraGen Corp.(a)*	14,150	13,018
Curis, Inc.(a)*	9,600	9,408
CV Therapeutics, Inc.*	14,200	128,510
CYTOGEN Corp.*	3,893	2,024
Cytokinetics, Inc.*	8,200	38,786
Cytomedix, Inc.(a)*	6,100	10,858
Cytori Therapeutics, Inc.(a)*	5,200	31,460
Discovery Laboratories, Inc.(a)*	20,272	43,585
Dyadic International, Inc.(a)(c)*	4,800	23,026
Dyax Corp.(a)*	28,500	104,310
Emisphere Technologies, Inc.*	7,244	19,776
Encysive Pharmaceuticals, Inc.(a)*	13,000	11,050
EntreMed, Inc.(a)*	8,900	10,680
Enzo Biochem, Inc.(a)*	8,067	102,774
Enzon, Inc.(a)*	19,400	184,882
Exact Sciences Corp.*	6,143	19,780
Exelixis, Inc.(a)*	23,200	200,216
Favrille, Inc.(a)*	7,761	12,107
Gene Logic, Inc.(a)*	5,200	4,264
Genitope Corp.(a)*	9,524	7,048
Genomic Health, Inc.(a)*	6,600	149,424
GenVec, Inc.(a)*	17,600	25,872
Geron Corp.(a)*	17,500	99,400
GTC Biotherapeutics, Inc.(a)*	3,000	2,625
GTx, Inc.(a)*	7,700	110,495
Hana Biosciences, Inc.(a)*	6,000	6,360
Harvard Bioscience, Inc.*	7,281	33,347
Hemispherx Biopharma, Inc.(a)*	13,100	10,349

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Idera Pharmaceuticals, Inc.(a)*	5,100	$66,810
IDM Pharma, Inc.(a)*	4,300	3,397
Immunomedics, Inc.(a)*	29,900	69,368
Incyte Corp.(a)*	25,500	256,275
Inhibitex, Inc.*	1,700	1,360
Inovio Biomedical Corp.(a)*	17,600	16,720
Integra LifeSciences Holdings(a)*	6,200	259,966
InterMune, Inc.(a)*	8,226	109,653
Introgen Therapeutics, Inc.(a)*	10,500	30,765
Isolagen, Inc.(a)*	7,600	19,076
Keryx Biopharmaceuticals, Inc.(a)*	15,800	132,720
Kosan Biosciences, Inc.(a)*	9,300	33,480
Lexicon Genetics, Inc.*	49,998	151,494
LifeCell Corp.(a)*	7,800	336,258
Lipid Sciences, Inc.(a)*	4,200	3,654
Martek Biosciences Corp.(a)*	11,900	352,002
Maxygen, Inc.*	7,930	63,678
Medarex, Inc.(a)*	28,600	298,012
Medivation, Inc.(a)*	6,300	90,720
Micromet, Inc.(a)*	6,866	14,144
Momenta Pharmaceuticals, Inc.(a)*	5,500	39,270
Monogram Biosciences, Inc.(a)*	24,020	34,829
Myriad Genetics, Inc.(a)*	9,900	459,558
MZT Holdings, Inc.(c)*	1,713	163
Nabi Biopharmaceuticals(a)*	28,400	102,524
Nanogen, Inc.(a)*	8,100	2,919
Neose Technologies, Inc.(a)*	11,959	12,796
Northfield Laboratories, Inc.(a)*	5,600	5,768
Novacea, Inc.(a)*	3,500	10,430
Novavax, Inc.(a)*	15,774	52,527
Nuvelo, Inc.(a)*	16,856	30,846
Omrix Biopharmaceuticals, Inc.(a)*	2,900	100,746
Orchid Cellmark, Inc.(a)*	10,550	52,750
Oscient Pharmaceuticals Corp.(a)*	3,125	4,219
Progenics Pharmaceuticals, Inc.(a)*	6,500	117,455
QIAGEN N.V.*	446	9,388
Questcor Pharmaceuticals, Inc.*	15,200	87,704
Regeneration Technologies, Inc.*	6,600	57,288
Regeneron Pharmaceuticals, Inc.*	21,900	528,885
RegeneRx Biopharmaceuticals, Inc.(a)*	10,200	10,200
Repligen Corp.(a)*	6,700	43,885
Sangamo BioSciences, Inc.(a)*	9,550	125,009
Savient Pharmaceuticals, Inc.(a)*	12,400	284,828
Seattle Genetics, Inc.(a)*	16,005	182,457
Sequenom, Inc.*	13,133	125,420
SGX Pharmaceuticals, Inc.(a)*	3,386	16,084
StemCells, Inc.*	17,100	25,650
Strategic Diagnostics, Inc.*	4,150	22,327
Telik, Inc.(a)*	15,600	54,132
Tercica, Inc.(a)*	11,500	77,970
The Medicines Co.*	12,600	241,416
Third Wave Technologies, Inc.*	10,226	98,681
Threshold Pharmaceuticals, Inc.(a)*	12,192	6,462
Titan Pharmaceuticals, Inc.(a)*	8,200	13,776
Torreypines Therapeutics, Inc.(a)*	2,500	5,725
Trimeris, Inc.(a)*	10,097	70,477
Tutogen Medical, Inc.*	200	2,064
Vanda Pharmaceuticals, Inc.(a)*	3,300	22,704
Vermillion, Inc.(a)*	2,600	2,080
Vical, Inc.(a)*	9,000	38,250
		9,090,833
Health Care - Drugs — 3.4%
Acadia Pharmaceuticals, Inc.(a)*	8,300	91,881
Accelrys, Inc.*	6,400	$48,192
Achillion Pharmaceuticals, Inc.*	600	2,994
Acusphere, Inc.(a)*	7,700	4,928
Adams Respiratory Therapeutics, Inc.(a)*	8,200	489,868
Adolor Corp.(a)*	10,556	48,558
Advanced Life Sciences Holdings, Inc.(a)*	14,000	23,800
ADVENTRX Pharmaceuticals, Inc.*	16,724	7,526
Alexza Pharmaceuticals, Inc.(a)*	6,200	50,158
Alkermes, Inc.*	25,400	395,986
Allion Healthcare, Inc.*	3,600	19,764
Allos Therapeutics, Inc.(a)*	20,200	127,058
Alpharma, Inc., Class A(a)*	10,400	209,560
Anika Therapeutics, Inc.*	2,000	29,040
AP Pharma, Inc.*	425	672
APP Pharmaceuticals, Inc.*	29,382	301,753
Ardea Biosciences, Inc.*	700	10,717
ARIAD Pharmaceuticals, Inc.(a)*	15,950	67,787
Array BioPharma, Inc.(a)*	15,600	131,352
Auxilium Pharmaceuticals, Inc.*	9,600	287,904
AVANIR Pharmaceuticals(a)*	13,075	16,475
Bradley Pharmaceuticals, Inc., Class A(a)*	3,400	66,980
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	132,055
CollaGenex Pharmaceuticals, Inc.(a)*	5,100	48,705
Combinatorx, Inc.(a)*	11,081	49,200
Corcept Therapeutics, Inc.(a)*	4,500	13,905
Cortex Pharmaceuticals, Inc.(a)*	6,000	3,000
Critical Therapeutics, Inc.*	9,500	12,065
Cubist Pharmaceuticals, Inc.(a)*	13,200	270,732
Dendreon Corp.(a)*	20,300	126,266
Durect Corp.(a)*	17,400	111,882
DUSA Pharmaceuticals, Inc.(a)*	4,150	8,591
Dynavax Technologies Corp.(a)*	9,900	50,292
Elite Pharmaceuticals, Inc., Class A(a)*	4,800	10,368
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	26,003
Icagen, Inc.(a)*	300	504
Immtech International, Inc.*	3,000	10,350
ImmunoGen, Inc.(a)*	13,662	56,697
Impax Laboratories, Inc.(a)*	10,500	116,550
Indevus Pharmaceuticals, Inc.(a)*	25,506	177,267
Infinity Pharmaceuticals, Inc.(a)*	3,850	36,767
Inspire Pharmaceuticals, Inc.(a)*	12,450	74,451
Integrated Biopharma, Inc.(a)*	2,200	5,720
Interpharm Holdings, Inc.(a)*	2,000	840
Isis Pharmaceuticals, Inc.(a)*	19,300	303,975
Ista Pharmaceuticals, Inc.(a)*	10,950	53,655
Javelin Pharmaceuticals, Inc.(a)*	11,000	41,140
K-V Pharmaceutical Co., Class A(a)*	8,500	242,590
K-V Pharmaceutical Co., Class B*	700	19,971
Lannett Co., Inc.(a)*	4,650	14,229
Ligand Pharmaceuticals, Inc., Class B(a)	19,100	92,253
MannKind Corp.(a)*	10,956	87,210
Medicis Pharmaceutical Corp., Class A(a)	13,500	350,595
Memory Pharmaceuticals, Corp.*	13,200	7,524
Metabasis Therapeutics, Inc.(a)*	8,450	25,942
MiddleBrook Pharmaceuticals, Inc.(a)*	10,473	12,568
NeoPharm, Inc.(a)*	6,399	3,711
Neurocrine Biosciences, Inc.(a)*	14,500	65,830
Neurogen Corp.(a)*	10,050	34,672
NitroMed, Inc.(a)*	8,700	8,787
NPS Pharmaceuticals, Inc.(a)*	14,327	54,872
Oculus Innovative Sciences, Inc.(a)*	1,200	4,920
Omega Protein Corp.*	5,097	47,351
Onyx Pharmaceuticals, Inc.(a)*	13,000	723,060
OXiGENE, Inc.(a)*	6,800	16,932
Pain Therapeutics, Inc.*	19,800	209,880

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
Panacos Pharmaceuticals, Inc.*	15,800	$12,482
Par Pharmaceutical Cos., Inc.(a)*	7,900	189,600
Penwest Pharmaceuticals Co.*	4,800	28,080
PetMed Express, Inc.(a)*	8,500	102,850
Pharmacopeia Drug Discovery, Inc.*	1,800	8,586
Pharmacyclics, Inc.(a)*	4,400	6,380
PharMerica Corp.(a)*	3,440	47,747
Pharmion Corp.*	8,900	559,454
Pipex Pharmaceuticals, Inc.*	3,400	17,408
POZEN, Inc.(a)*	10,900	130,800
Renovis, Inc.*	8,062	24,428
Repros Therapeutics, Inc.(a)*	2,800	26,096
Rigel Pharmaceuticals, Inc.(a)*	7,450	189,155
Salix Pharmaceuticals Ltd.(a)*	11,000	86,680
Santarus, Inc.(a)*	16,400	45,100
SciClone Pharmaceuticals, Inc.(a)*	15,200	31,312
Sciele Pharma, Inc.*	15,300	312,885
SCOLR Pharma, Inc.(a)*	4,800	6,912
Somaxon Pharmaceuticals, Inc.(a)*	3,500	18,235
Spectrum Pharmaceuticals, Inc.*	12,000	32,640
Star Scientific, Inc.(a)*	20,050	15,960
Sunesis Pharmaceuticals, Inc.(a)*	1,479	2,914
Super-Gen, Inc.(a)*	17,300	63,145
Targacept, Inc.*	2,694	22,252
The Quigley Corp.(a)*	2,100	10,017
Theravance, Inc.(a)*	4,600	89,700
United Therapeutics Corp.*	5,000	488,250
Valeant Pharmaceuticals International*	21,900	262,143
VaxGen, Inc.*	3,300	1,815
ViroPharma, Inc.(a)*	25,800	204,852
VIVUS, Inc.(a)*	14,000	72,520
Xenoport, Inc.(a)*	5,200	290,576
Zymogenetics, Inc.*	32,100	374,607
		9,972,411
Health Care - Products — 4.6%
Abaxis, Inc.(a)*	5,400	193,644
ABIOMED, Inc.(a)*	8,100	125,874
Advanced Medical Optics, Inc.*	12,100	296,813
Akorn, Inc.(a)*	20,200	148,268
Align Technology, Inc.(a)*	17,000	283,560
Alnylam Pharmaceuticals, Inc.(a)*	8,900	258,812
Alphatec Holdings, Inc.(a)*	9,323	46,988
AMDL, Inc.(a)*	3,000	12,180
American Medical Systems Holdings, Inc.(a)*	18,000	260,280
AMICAS, Inc.(a)*	14,050	37,373
Arcadia Resources, Inc.(a)*	21,800	22,236
Arrhythmia Research Technology, Inc.(a)*	200	1,380
ArthroCare Corp.(a)*	6,900	331,545
Aspect Medical Systems, Inc.(a)*	5,400	75,600
AtriCure, Inc.*	2,740	35,921
ATS Medical, Inc.(a)*	6,700	14,807
AVI BioPharma, Inc.(a)*	12,900	18,189
Bentley Pharmaceuticals, Inc.(a)*	4,900	73,941
BioLase Technology, Inc.(a)*	5,500	12,980
BSD Medical Corp.(a)*	5,064	25,421
Caliper Life Sciences, Inc.(a)*	11,721	64,817
Candela Corp.(a)*	11,000	61,380
Cantel Medical Corp.(a)*	3,950	57,591
Cardiac Science Corp.*	8,096	65,497
CardioDynamics International Corp.*	4,700	1,885
CardioTech International, Inc.(a)*	3,700	2,516
Cerus Corp.(a)*	8,900	57,939
Clinical Data, Inc.*	5,173	$115,099
Columbia Laboratories, Inc.(a)*	12,900	29,283
CONMED Corp.*	7,150	165,236
Criticare Systems, Inc.*	3,073	10,049
CryoCor, Inc.*	2,100	6,678
Cyberonics, Inc.(a)*	5,700	75,012
Cyclacel Pharmaceuticals, Inc.(a)*	5,100	27,948
Cynosure, Inc., Class A(a)*	1,100	29,106
Cypress Bioscience, Inc.(a)*	9,300	102,579
Datascope Corp.	3,400	123,760
DepoMed, Inc.(a)*	17,600	57,376
Dexcom, Inc.(a)*	6,250	55,188
Digirad Corp.(a)*	4,642	16,897
E-Z-EM, Inc.*	4,400	91,212
Eclipsys Corp.*	8,000	202,480
Endocare, Inc.*	666	5,062
Endologix, Inc.(a)*	21,000	58,800
Epicept Corp.*	673	855
EPIX Pharmaceuticals, Inc.(a)*	7,466	29,416
Exactech, Inc.*	2,535	52,601
Haemonetics Corp.*	6,100	384,422
Halozyme Therapeutics, Inc.(a)*	18,300	130,113
Hanger Orthopedic Group, Inc.*	5,400	59,454
HealthTronics, Inc.*	10,997	50,476
Hollis-Eden Pharmaceuticals, Inc.(a)*	5,500	8,635
Human Genome Sciences, Inc.(a)*	29,200	304,848
I Trax, Inc.*	9,780	34,719
I-Flow Corp.(a)*	5,597	88,321
ICU Medical, Inc.(a)*	2,950	106,229
Immucor, Inc.*	12,202	414,746
Immunicon Corp.(a)*	5,800	4,814
Implant Sciences Corp.(a)*	2,000	1,580
Insmed, Inc.(a)*	2,700	2,228
Integramed America, Inc.*	2,687	30,901
Interleukin Genetics, Inc.(a)*	4,500	4,725
Invacare Corp.(a)	9,800	246,960
IsoRay, Inc.*	2,300	4,554
IVAX Diagnostics, Inc.*	3,600	1,872
Kensey Nash Corp.(a)*	2,900	86,768
La Jolla Pharmaceutical Co.(a)*	9,500	37,240
Landauer, Inc.	1,300	67,405
Langer, Inc.*	1,700	4,369
Lifecore Biomedical, Inc.(a)*	2,800	40,460
Luminex Corp.(a)*	8,700	141,288
Mannatech, nc.(a)	6,100	38,552
Matrixx Initiatives, Inc.(a)*	2,400	33,384
Medical Action Industries, Inc.*	3,850	80,272
Medtox Scientific, Inc.*	3,700	66,859
Memry Corp.*	14,200	17,750
Mentor Corp.(a)	8,100	316,710
Meridian Bioscience, Inc.	12,950	389,536
Merit Medical Systems, Inc.*	5,744	79,842
MGI Pharma, Inc.*	18,326	742,753
Micrus Endovascular Corp.(a)*	3,700	72,816
Milestone Scientific, Inc.(a)*	500	850
Minrad International, Inc.(a)*	18,800	61,100
Misonix, Inc.(a)*	2,200	9,856
MTS Medication Technologies, Inc.*	1,300	17,095
Nastech Pharmaceutical Co., Inc.(a)*	6,100	23,180
Natus Medical, Inc.(a)*	4,600	89,010
Nektar Therapeutics(a)*	28,900	193,919
NMT Medical, Inc.*	3,100	17,422
North American Scientific, Inc.*	2,300	690
Northstar Neuroscience, Inc.(a)*	4,100	38,130
Noven Pharmaceuticals, Inc.(a)*	5,700	79,116
Nutraceutical International Corp.*	2,300	30,475

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products (Continued)
NuVasive, Inc.*	8,300	$328,016
NxStage Medical, Inc.(a)*	8,000	121,360
OraSure Technologies, Inc.(a)*	11,100	98,679
OrthoLogic Corp.(a)*	7,200	9,720
Orthovita, Inc.*	16,500	57,585
Osteotech, Inc.*	4,200	32,844
Palatin Technologies, Inc.(a)*	11,400	2,280
Palomar Medical Technologies, Inc.(a)*	8,400	128,688
PhotoMedex, Inc.*	4,100	3,854
Possis Medical, Inc.(a)*	3,800	55,404
PSS World Medical, Inc.(a)*	25,900	506,863
QuadraMed Corp.(a)*	10,000	18,900
Quidel Corp.(a)*	17,200	334,884
Retractable Technologies, Inc.*	2,700	4,050
Rockwell Medical Technologies, Inc.*	2,600	18,668
SeraCare Life Sciences, Inc.*	3,373	20,204
Sirona Dental Systems, Inc.(a)*	11,000	368,280
Somanetics Corp.*	3,200	75,680
Sonic Innovations, Inc.*	5,560	42,923
SONUS Pharmaceuticals, Inc.(a)*	281	122
SRI/Surgical Express, Inc.*	1,100	6,490
STAAR Surgical Co.*	5,280	13,939
Stereotaxis, Inc.(a)*	8,100	98,982
Synovis Life Technologies, Inc.*	2,884	56,382
The Cooper Cos., Inc.	8,600	326,800
The Spectranetics Corp.(a)*	8,500	130,305
Theragenics Corp.(a)*	7,500	26,850
Thoratec Corp.(a)*	21,102	383,845
Urologix, Inc.(a)*	2,600	3,016
Uroplasty, Inc.(a)*	2,400	10,080
USANA Health Sciences, Inc.(a)*	3,400	126,072
Vascular Solutions, Inc.(a)*	3,500	22,750
Ventana Medical Systems, Inc.*	7,200	628,056
Visicu, Inc.*	5,000	59,350
Vital Signs, Inc.	2,900	148,248
Vnus Medical Technologies, Inc.*	2,500	36,300
Volcano Corp.*	8,500	106,335
West Pharmaceutical Services, Inc.(a)	8,900	361,251
Wright Medical Group, Inc.*	8,500	247,945
Zila, Inc.(a)*	6,000	5,820
Zoll Medical Corp.*	4,900	130,928
		13,657,266
Health Care - Services — 3.7%
Air Methods Corp.(a)*	3,000	149,010
Albany Molecular Research, Inc.*	8,000	115,040
Alliance Imaging, Inc.(a)*	12,600	121,212
Allied Healthcare International, Inc.(a)*	14,550	35,357
Allscripts Heathcare Solutions, Inc.(a)*	16,300	316,546
Almost Family, Inc.*	1,100	21,296
Amedisys, Inc.(a)*	5,666	274,914
America Service Group, Inc.*	2,000	14,660
American Dental Partners, Inc.(a)*	2,840	28,485
AMERIGROUP Corp.*	12,700	462,915
AmSurg Corp.*	7,750	209,715
Angelica Corp.(a)	2,000	38,200
Apria Healthcare Group, Inc.*	10,000	215,700
Avalon Pharmaceuticals, Inc.(a)*	3,700	11,729
Bio-Imaging Technologies, Inc.*	2,000	16,220
Bio-Reference Laboratories, Inc.(a)*	3,300	107,844
BioScrip, Inc.*	9,680	74,826
Capital Senior Living Corp.*	6,300	62,559
Cell Therapeutics, Inc.(a)*	9,300	17,484
Centene Corp.*	10,900	299,096
Continucare Corp.(a)*	6,200	$16,740
Dialysis Corp. Of America*	2,100	17,850
Digital Angel Corp.(c)*	8,800	5,296
Dynacq Healthcare, Inc.*	1,300	4,771
Exponent, Inc.*	3,400	91,936
Five Star Quality Care, Inc.(a)*	16,000	132,800
Genta, Inc.(a)*	5,899	3,008
Gentiva Health Services, Inc.*	6,500	123,760
Health Grades, Inc.*	5,700	33,915
HealthExtras, Inc.(a)*	11,800	307,744
HEALTHSOUTH Corp.(a)*	18,900	396,900
Healthspring, Inc.*	13,200	251,460
Healthways, Inc.(a)*	8,100	473,364
HMS Holdings Corp.(a)*	5,100	169,371
Hooper Holmes, Inc.*	16,300	28,036
Hythiam, Inc.(a)*	6,700	19,631
Kendle International, Inc.*	3,300	161,436
Kindred Healthcare, Inc.*	9,400	234,812
LCA-Vision, Inc.(a)	4,100	81,877
LHC Group, Inc.(a)*	3,800	94,924
Magellan Health Services, Inc.*	11,300	526,919
Matria Healthcare, Inc.(a)*	9,893	235,157
MedCath Corp.*	5,100	125,256
Medical Staffing Network Holdings, Inc.(a)*	6,300	37,989
MedQuist, Inc.*	4,200	45,318
Metropolitan Health Networks, Inc.*	10,500	25,095
Molina Healthcare, Inc.*	6,500	251,550
National Healthcare Corp.(a)	3,000	155,100
National Medical Health Card Systems, Inc.(a)*	907	8,571
Nighthawk Radiology Holdings, Inc.(a)*	6,600	138,930
NovaMed Eyecare, Inc.(a)*	5,800	24,650
OCA, Inc.(b)(c)*	8,100	81
Odyssey Healthcare, Inc.*	8,050	89,033
PainCare Holdings, Inc.*	8,600	1,032
PAREXEL International Corp.*	10,800	521,640
Pharmanet Development Group, Inc.*	4,450	174,485
Phase Forward, Inc.*	8,500	184,875
PHC, Inc. - MA, Class A*	4,300	12,900
Prospect Medical Holdings, Inc.*	1,000	4,100
Psychemedics Corp.	400	6,420
Psychiatric Solutions, Inc.(a)*	11,400	370,500
Quality Systems, Inc.(a)	13,000	396,370
Radiation Therapy Services, Inc.(a)*	5,100	157,641
RadNet, Inc.*	6,950	70,543
RehabCare Group, Inc.*	4,200	94,752
Res-Care, Inc.*	6,900	173,604
Sierra Health Services, Inc.*	7,600	318,896
STERIS Corp.	14,900	429,716
Sun Healthcare Group, Inc.(a)*	9,400	161,398
Sunrise Assisted Living, Inc.(a)*	12,100	371,228
The Advisory Board Co.*	3,900	250,341
The TriZetto Group, Inc.*	20,000	347,400
U.S. Physical Therapy, Inc.*	2,750	39,518
VistaCare, Inc., Class A(a)*	5,000	36,250
		11,029,697
Household Appliances & Home Furnishings — 0.2%
American Woodmark Corp.(a)	3,800	69,084
Hooker Furniture Corp.(a)	2,100	42,210
Kimball International, Inc., Class B(a)	4,900	67,130
Sealy Corp.(a)	20,100	224,919
Stanley Furniture Co., Inc.(a)	701	8,412
Tempur-Pedic International, Inc.(a)	4,500	116,865
		528,620

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products — 0.2%
Bassett Furniture Industries, Inc.(a)	1,200	$11,208
Craftmade International, Inc.	400	3,300
Ethan Allen Interiors, Inc.(a)	7,600	216,600
Furniture Brands International, Inc.(a)	11,300	113,678
Libbey, Inc.	3,650	57,816
Lifetime Brands, Inc.(a)	3,200	41,536
Quaker Fabric Corp.(a)*	2,400	29
Restoration Hardware, Inc.*	10,557	69,359
		513,526
Instruments - Scientific — 0.8%
Angiodynamics, Inc.(a)*	5,763	109,728
Bovie Medical Corp.(a)*	3,000	19,200
Bruker BioSciences Corp.*	25,311	336,636
Cepheid, Inc.(a)*	13,800	363,630
Cutera, Inc.(a)*	2,800	43,960
ev3, Inc.*	22,959	291,809
FEI Co.(a)*	9,400	233,402
Greatbatch, Inc.(a)*	5,400	107,946
Iridex Corp.(a)*	1,000	2,450
IRIS International, Inc.*	5,700	111,834
Microvision, Inc.(a)*	13,630	53,157
Neogen Corp.*	3,299	87,589
Neurometrix, Inc.(a)*	2,747	25,272
Occulogix, Inc.(a)*	1,300	104
OYO Geospace Corp.(a)*	1,000	75,360
RAE Systems, Inc.(a)*	14,200	38,340
Signalife, Inc.(a)*	6,600	4,620
SurModics, Inc.(a)*	3,700	200,799
Symmetry Medical, Inc.(a)*	11,100	193,473
Vital Images, Inc.(a)*	3,400	61,438
X-Rite, Inc.*	6,700	77,854
		2,438,601
Insurance — 2.6%
21st Century Holding Co.	1,000	13,430
Affirmative Insurance Holdings, Inc.	3,262	33,860
Alfa Corp.	18,495	400,787
AmCOMP, Inc.*	3,700	34,595
American Equity Investment Life Holding Co.	24,200	200,618
American Physicians Capital, Inc.	1,950	80,847
Amerisafe, Inc.*	3,800	58,938
Argo Group International Holdings, Ltd.*	4,020	169,363
Baldwin & Lyons, Inc., Class B(a)	1,300	35,698
Brooke Corp.	2,900	19,546
Citizens, Inc., Class A(a)*	10,658	58,939
CNA Surety Corp.*	10,600	209,774
Crawford & Co., Class A*	800	2,800
Crawford & Co., Class B(a)*	1,300	5,395
Delphi Financial Group, Inc., Class S	8,325	293,706
Donegal Group, Inc., Class A	4,648	79,806
Eastern Insurance Holdings, Inc.	1,600	26,336
EMC Insurance Group, Inc.	3,800	89,946
FBL Financial Group, Inc., Class A	6,700	231,351
Financial Industries Corp.*	900	5,130
First Acceptance Corp.(a)*	18,600	78,492
FPIC Insurance Group, Inc.(a)*	1,400	60,172
Hallmark Financial Services, Inc.*	4,600	72,956
Harleysville Group, Inc.	6,800	240,584
Hilb, Rogal & Hamilton Co.	8,800	357,016
Horace Mann Educators Corp.	10,400	196,976
Independence Holding Co.(a)	3,200	40,480
Infinity Property & Casualty Corp.	4,300	155,359
LandAmerica Financial Group, Inc.(a)	3,900	130,455
Life Partners Holdings, Inc.(a)	2,000	$55,400
Meadowbrook Insurance Group, Inc.*	8,300	78,103
Mercer Insurance Group, Inc.	1,100	19,756
National Interstate Corp.(a)	4,200	139,020
NYMAGIC, Inc.(a)	1,100	25,443
Penn Treaty American Corp.(a)*	5,550	36,019
PMA Capital Corp., Class A(a)*	6,100	50,142
Presidential Life Corp.	5,600	98,056
ProAssurance Corp.*	13,200	724,944
ProCentury Corp.	2,400	36,840
RLI Corp.	5,800	329,382
Safety Insurance Group, Inc.	3,900	142,818
SCPIE Holdings, Inc.(a)*	300	8,241
Seabright Insurance Holdings*	8,600	129,688
Selective Insurance Group, Inc.	13,800	317,262
State Auto Financial Corp.	9,900	260,370
Stewart Information Services Corp.	2,900	75,661
The Commerce Group, Inc.	2,800	100,744
The Midland Co.	600	38,814
The Navigators Group, Inc.*	3,600	234,000
The Phoenix Companies, Inc.	18,100	214,847
Tower Group, Inc.	4,700	156,980
Unico American Corp.*	1,700	17,425
United America Indemnity Ltd.*	1,396	27,808
United Fire & Casualty Co.	6,100	177,449
Universal American Financial Corp.*	14,000	358,260
Universal Insurance Holdings, Inc.	7,400	54,834
Zenith National Insurance Corp.	9,650	431,644
		7,723,305
Internet Services — 2.6%
1-800-FLOWERS.COM, Inc., Class A(a)*	5,700	49,761
Access Integrated Technologies, Inc., Class A(a)*	5,800	25,926
ActivIdentity Corp.(a)*	10,500	40,740
Alloy, Inc.*	2,325	21,902
Arbinet-thexchange, Inc.(a)*	5,700	34,485
Ariba, Inc.(a)*	18,950	211,292
Audible, Inc.(a)*	6,700	59,764
Autobytel, Inc.(a)*	16,450	45,238
Blue Coat Systems, Inc.*	6,400	210,368
BroadVision, Inc.(a)*	20,617	36,904
CACI International, Inc., Class A*	7,400	331,298
Chordiant Software, Inc.*	12,417	106,165
CMGI, Inc.*	11,690	153,022
CNET Networks, Inc.*	37,900	346,406
Cogent Communications Group, Inc.*	12,000	284,520
CyberSource Corp.*	16,331	290,202
DealerTrack Holdings, Inc.*	8,700	291,189
Digital River, Inc.*	8,100	267,867
Drugstore.com, Inc.*	23,024	75,979
EarthLink, Inc.(a)*	30,400	214,928
Entrust Technologies, Inc.*	15,450	29,819
GSI Commerce, Inc.*	10,700	208,650
Harris Interactive, Inc.*	19,600	83,496
HealthStream, Inc.(a)*	5,236	18,326
Hollywood Media Corp.(a)*	15,000	43,500
I-many, Inc.(a)*	13,600	42,160
i2 Technologies, Inc.(a)*	3,900	49,140
iGATE Capital Corp.*	12,735	107,865
Imergent, Inc.(a)	2,700	28,593
Internap Network Services Corp.(a)*	11,700	97,461
Internet Capital Group, Inc.*	8,600	100,964
j2 Global Communications, Inc.*	11,400	241,338
Jupitermedia Corp.*	7,800	29,796
Keynote Systems, Inc.*	4,550	63,928

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Services (Continued)
Lionbridge Technologies, Inc.(a)*	13,900	$49,345
Looksmart Ltd.(a)*	5,300	16,907
MIVA, Inc.(a)*	7,600	14,516
Move, Inc.(a)*	70,000	171,500
Napster, Inc.(a)*	100	197
Netflix, Inc.(a)*	14,400	383,328
Network Engines, Inc.(a)*	8,200	13,202
NIC, Inc.(a)	15,000	126,600
Onvia, Inc.(a)*	1,000	8,550
Overstock.com, Inc.(a)*	5,100	79,203
PC-Tel, Inc.*	4,700	32,242
Perficient, Inc.*	7,000	110,180
Point Blank Solutions, Inc.*	12,100	44,165
Real Networks, Inc.(a)*	33,100	201,579
RightNow Technologies, Inc.(a)*	15,000	237,750
S1 Corp.*	19,500	142,350
Selectica, Inc.*	3,600	6,480
SmartPros Ltd.(a)*	1,000	5,820
SonicWALL, Inc.*	22,100	236,912
Sourcefire, Inc.*	1,900	15,846
SourceForge, Inc.(a)*	14,500	35,525
Spark Networks, Inc.*	3,600	17,964
Stamps.com, Inc.*	4,650	56,637
The Knot, Inc.(a)*	6,900	109,986
TheStreet.com, Inc.(a)	6,600	105,072
Think Partnership, Inc.(a)*	30,600	46,512
Travelzoo, Inc.(a)*	3,100	42,408
Tumbleweed Communications Corp.(a)*	21,900	36,792
United Online, Inc.	31,650	374,103
Varsity Group, Inc.*	2,200	462
Vignette, Corp.*	6,010	87,806
Vocus, Inc.*	5,900	203,727
Websense, Inc.(a)*	10,800	183,384
Website Pros, Inc.*	5,113	59,362
Xanadoo Co.*	10	3,590
Zix Corp.*	11,500	52,900
		7,555,894
Leisure — 1.6%
Aldila, Inc.	1,000	16,390
Ambassadors Group, Inc.(a)	1,100	20,141
Ameristar Casinos, Inc.(a)	13,100	360,774
Bally Technologies, Inc.(a)*	13,500	671,220
Bluegreen Corp.(a)*	7,100	51,049
Carmike Cinemas, Inc.(a)	2,800	20,328
Churchill Downs, Inc.	3,300	178,101
Dover Downs Gaming & Entertainment, Inc.(a)	3,800	42,750
Dover Motorsports, Inc.(a)	3,600	23,580
Elixir Gaming Technologies, Inc.(a)*	20,549	88,361
Escala Group, Inc.(a)*	6,900	14,490
Escalade, Inc.	1,950	17,804
Full House Resorts, Inc.*	4,300	12,040
GameTech International, Inc.(a)*	2,100	15,068
Gaming Partners International Corp.(a)*	1,300	9,126
Gaylord Entertainment Co.*	9,022	365,120
Great Wolf Resorts, Inc.(a)*	6,700	65,727
ILX Resorts, Inc.	900	3,240
Interstate Hotels & Resorts, Inc.*	7,028	27,831
Isle of Capri Casinos, Inc.(a)*	7,600	104,652
Johnson Outdoors, Inc., Class A	1,000	22,000
Lakes Entertainment, Inc.(a)*	4,300	29,799
Life Time Fitness, Inc.(a)*	6,700	332,856
Magna Entertainment Corp., Class A(a)*	2,000	1,940
Marine Products Corp.(a)	8,400	$58,884
Monarch Casino & Resort, Inc.*	4,000	96,320
Morgans Hotel Group*	8,300	160,024
MTR Gaming Group, Inc.(a)*	6,300	42,777
Multimedia Games, Inc.*	6,400	53,376
Nevada Gold & Casinos, Inc.*	2,000	2,480
Pinnacle Entertainment, Inc.*	13,399	315,680
PokerTek, Inc.(a)*	1,700	13,175
Progressive Gaming International Corp.(a)*	12,800	31,744
Red Lion Hotels Corp.*	4,200	41,790
Shuffle Master, Inc.(a)*	8,462	101,459
Silverleaf Resorts, Inc.(a)*	7,000	29,050
Six Flags, Inc.(a)*	18,200	36,946
Speedway Motorsports, Inc.(a)	10,100	313,908
The Marcus Corp.(a)	4,500	69,525
Trump Entertainment Resorts, Inc.(a)*	6,155	26,466
Vail Resorts, Inc.(a)*	7,600	408,956
VCG Holding Corp.(a)*	3,700	50,172
WMS Industries, Inc.(a)*	11,350	415,864
		4,762,983
Machinery — 2.4%
Alamo Group, Inc.	2,000	36,240
Albany International Corp., Class A	6,300	233,730
Applied Industrial Technologies, Inc.	8,925	259,003
Astec Industries, Inc.*	5,000	185,950
Baldor Electric Co.	10,600	356,796
Baldwin Technology Co.*	2,900	13,688
CARBO Ceramics, Inc.(a)	5,350	199,020
Cascade Corp.(a)	2,800	130,088
Chart Industries, Inc.*	6,200	191,580
Cherokee International Corp.(a)*	4,600	9,384
Columbus McKinnon Corp.*	3,900	127,218
Dril-Quip, Inc.*	9,700	539,902
DXP Enterprises, Inc.*	1,300	60,684
Flotek Industries, Inc.(a)*	4,400	158,576
Flow International Corp.*	8,000	74,560
FSI International, Inc.*	6,300	11,340
Gardner Denver, Inc.*	10,400	343,200
Gehl Co.(a)*	2,400	38,496
Gerber Scientific, Inc.*	5,000	54,000
Gulf Islands Fabrication, Inc.	2,600	82,446
Hardinge, Inc.	2,400	40,272
Intevac, Inc.*	6,783	98,625
Kadant, Inc.*	3,400	100,878
Key Technology, Inc.*	1,200	41,400
Kulicke and Soffa Industries, Inc.*	13,200	90,552
Lindsay Manufacturing Co.(a)	2,500	176,725
Lufkin Industries, Inc.	3,100	177,599
Milacron, Inc.(a)*	798	2,482
Powell Industries, Inc.*	3,500	154,245
Presstek, Inc.(a)*	8,800	45,056
Regal-Beloit Corp.	7,200	323,640
Robbins & Myers, Inc.	8,300	627,729
Rofin-Sinar Technologies, Inc.*	7,200	346,392
SatCon Technology Corp.(a)*	6,900	11,385
Sauer-Danfoss, Inc.(a)	11,100	278,055
Semitool, Inc.(a)*	6,400	55,552
Tecumseh Products Co., Class A(a)*	2,100	49,161
Tennant Co.	4,500	199,305
The Middleby Corp.(a)*	4,000	306,480
TurboChef Technologies, Inc.(a)*	7,000	115,500
Twin Disc, Inc.	1,100	77,847
Veri-Tek International Corp.*	1,300	7,865
Woodward Governor Co.	7,500	509,625
		6,942,271

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Manufacturing — 1.8%
Amtech Systems, Inc.*	2,200	$28,578
Ballantyne of Omaha, Inc.*	3,464	20,161
Blount International, Inc.*	11,800	145,258
Bolt Technology Corp.(a)*	1,000	37,980
Briggs & Stratton Corp.	11,900	269,654
Charles & Colvard Ltd.(a)	4,337	9,541
CLARCOR, Inc.(a)	12,300	467,031
Cognex Corp.	10,000	201,500
Core Molding Technologies, Inc.*	2,200	15,554
Cycle Country Accessories Corp.*	1,000	1,900
EFJ, Inc.(a)*	8,900	24,386
Encore Wire Corp.(a)	5,400	85,968
Exide Technologies(a)*	3,600	28,800
FreightCar America, Inc.(a)	1,200	42,000
Friedman Industries	700	4,445
Hawk Corp., Class A*	2,172	39,139
iRobot Corp.(a)*	5,000	90,400
JAKKS Pacific, Inc.(a)*	6,500	153,465
Lakeland Industries, Inc.(a)*	440	5,047
Lennox International, Inc.	9,300	385,206
LSB Industries, Inc.(a)*	4,300	121,346
MFRI, Inc.(a)*	1,000	10,670
Nanophase Technologies Corp.(a)*	4,200	15,960
Nordson Corp.	8,100	469,476
Polaris Industries, Inc.(a)	7,900	377,383
Portec Rail Products, Inc.(a)	2,000	21,960
Quanex Corp.(a)	8,125	421,688
Quixote Corp.	1,900	36,081
RBC Bearings, Inc.*	4,700	204,262
SL Industries, Inc.*	986	19,838
Smith & Wesson Holding Corp.(a)*	8,700	53,070
SonoSite, Inc.*	3,400	114,478
Steinway Musical Instruments, Inc.	1,900	52,383
Sun Hydraulics Corp.(a)	4,200	105,966
Superior Essex, Inc.(a)*	4,284	102,816
The Gorman-Rupp Co.(a)	3,125	97,500
TTM Technologies, Inc.*	21,600	251,856
Varian, Inc.*	7,400	483,220
Wabtec Corp.	11,700	402,948
		5,418,914
Metals & Mining — 2.5%
A.M. Castle & Co.	5,600	152,264
Alpha Natural Resources, Inc.*	15,730	510,910
AMCOL International Corp.(a)	6,900	248,607
Brush Engineered Materials, Inc.*	5,600	207,312
Century Aluminum Co.(a)*	9,600	517,824
CIRCOR International, Inc.	3,400	157,624
Coeur d’Alene Mines Corp.(a)*	64,800	320,112
Compass Minerals International, Inc.(a)	7,400	303,400
Dynamic Materials Corp.(a)	2,800	164,920
Empire Resources, Inc.(a)	2,300	10,511
Foundation Coal Holdings, Inc.	10,400	546,000
General Moly, Inc.(a)*	13,500	157,545
Gibraltar Industries, Inc.(a)	7,200	111,024
Haynes International, Inc.*	2,200	152,900
Hecla Mining Co.(a)*	28,800	269,280
Kaiser Aluminum Corp.	4,533	360,283
Kaydon Corp.(a)	6,200	338,148
Massey Energy Co.	19,500	697,125
Metal Management, Inc.	10,100	459,853
Metalline Mining Co.(a)*	7,700	18,326
Mines Management, Inc.(a)*	7,188	24,511
Mueller Industries, Inc.	12,600	365,274
National Coal Corp.(a)*	9,600	$54,432
NN, Inc.	3,000	28,260
North American Galvanizing & Coatings, Inc.*	2,400	14,568
Royal Gold, Inc.(a)	6,200	189,224
RTI International Metals, Inc.*	5,300	365,329
Stillwater Mining Co.(a)*	22,000	212,520
U.S. Gold Corp.*	15,400	45,584
Uranium Resources, Inc.(a)*	11,500	143,520
USEC, Inc.(a)*	21,000	189,000
Westmoreland Coal Co.*	2,000	27,800
Wolverine Tube, Inc.(a)*	300	279
		7,364,269
Multimedia — 0.6%
Belo Corp., Class A	24,500	427,280
Emmis Communications Corp., Class A(a)*	9,900	38,115
Entertainment Distribution Co., Inc.*	17,850	11,959
Gemstar-TV Guide International, Inc.*	98,464	468,689
Image Entertainment, Inc.(a)*	3,800	13,832
Journal Communications, Inc., Class A	7,000	62,580
LodgeNet Entertainment Corp.(a)*	6,600	115,104
Macrovision Corp.(a)*	13,200	241,956
Martha Stewart Living Omnimedia, Inc., Class A(a)*	5,600	51,912
Media General, Inc., Class A	5,700	121,125
PlanetOut, Inc.(a)*	499	3,109
Schawk, Inc.(a)	5,600	86,912
Triple Crown Media, Inc.*	730	3,453
Young Broadcasting, Inc., Class A*	3,800	3,990
		1,650,016
Office Equipment — 0.1%
IKON Office Solutions, Inc.(a)	30,000	390,600
Marlin Business Services, Inc.*	2,600	31,356
TRM Corp.(a)*	3,650	1,641
		423,597
Office Furnishings & Supplies — 0.5%
Aaron Rents, Inc.(a)	11,000	211,640
Acco Brands Corp.(a)*	13,000	208,520
Ennis Business Forms, Inc.	5,200	93,600
Herman Miller, Inc.	6,200	200,818
HNI Corp.(a)	10,100	354,106
Interface, Inc.	13,077	213,417
Knoll, Inc.	11,450	188,123
Standard Register Co.(a)	5,600	65,296
		1,535,520
Oil & Gas — 6.2%
Abraxas Petroleum Corp.(a)*	24,100	93,026
Adams Resources & Energy, Inc.	1,000	25,700
Allis-Chalmers Energy, Inc.(a)*	8,700	128,325
Alon USA Energy, Inc.(a)	11,200	304,416
American Oil & Gas, Inc.(a)*	11,000	63,800
Aquila, Inc.*	74,100	276,393
Arena Resources, Inc.*	8,200	342,022
Atlas America, Inc.	7,339	434,322
ATP Oil & Gas Corp.*	7,300	368,942
Basic Energy Services, Inc.(a)*	9,400	206,330
Berry Petroleum Co., Class A(a)	10,100	448,945
Bill Barrett Corp.(a)*	11,200	468,944
Bois d’Arc Energy, Inc.(a)*	16,600	329,510
Boots & Coots International Well Control, Inc.*	12,900	21,027
BPZ Resources, Inc.(a)*	14,100	157,638
Brigham Exploration Co.*	11,000	82,720
Bronco Drilling Co., Inc.(a)*	6,000	89,100

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Cal Dive International, Inc.*	4,648	$61,541
Callon Petroleum Co.*	3,700	60,865
Cano Petroleum, Inc.*	7,400	50,986
Carrizo Oil & Gas, Inc.(a)*	5,700	312,075
Cheniere Energy, Inc.(a)*	10,400	339,456
Clayton Williams Energy, Inc.*	2,100	65,436
Complete Production Services, Inc.(a)*	17,400	312,678
Comstock Resources, Inc.*	10,700	363,800
Contango Oil & Gas Co.(a)*	3,500	178,115
Dawson Geophysical Co.*	1,100	78,606
Delek US Holdings, Inc.	16,500	333,795
Delta Natural Gas, Inc.	200	5,050
Delta Petroleum Corp.(a)*	18,480	348,348
Double Eagle Petroleum Co.(a)*	1,400	22,064
Dune Energy, Inc.(a)*	19,400	39,770
Edge Petroleum Corp.*	6,800	40,324
Encore Aquisition Co.*	13,250	442,152
Endeavor International Corp.*	31,350	42,009
Energy Partners Ltd.*	6,800	80,308
Energy West, Inc.	200	2,900
EnergySouth, Inc.(a)	1,900	110,200
ENGlobal Corp.*	10,800	122,688
Evolution Petroleum Corp.*	6,400	32,320
EXCO Resources, Inc.(a)*	19,000	294,120
Exterran Holdings, Inc.*	7,975	652,355
FX Energy, Inc.(a)*	8,650	49,132
Gasco Energy, Inc.(a)*	23,096	45,730
GeoPetro Resources Co.*	5,700	20,007
Goodrich Petroleum Corp.(a)*	7,300	165,126
Grey Wolf, Inc.*	47,000	250,510
Gulfport Energy Corp.(a)*	9,100	166,166
Harvest Natural Resources, Inc.(a)*	8,600	107,500
HKN, Inc.(a)*	2,400	19,320
Hornbeck Offshore Services, Inc.(a)*	5,800	260,710
Houston Amern Energy Corp.(a)	8,700	26,535
Infinity, Inc.(a)*	4,100	2,710
ION Geophysical Corp.*	18,700	295,086
Key Energy Services, Inc.*	14,400	207,216
Mariner Energy, Inc.*	20,900	478,192
Markwest Hydrocarbon, Inc.	2,410	150,987
Matrix Service Co.*	7,400	161,468
McMoRan Exploration Co.(a)*	11,200	146,608
Mitcham Industries, Inc.*	1,800	37,008
NATCO Group, Inc., Class A*	4,200	227,430
Natural Gas Services Group*	2,500	49,025
New Jersey Resources Corp.(a)	6,434	321,829
Newpark Resources, Inc.*	21,600	117,720
Ngas Resources, Inc.*	5,000	28,150
Nicor, Inc.(a)	7,700	326,095
Oil States International, Inc.*	11,000	375,320
OMNI Energy Services Corp.(a)*	3,800	18,544
Parallel Petroleum Corp.(a)*	8,300	146,329
Parker Drilling Co.(a)*	26,400	199,320
Penn Virginia Corp.	8,200	357,766
Petrohawk Energy Corp.(a)*	24,956	431,988
Petroleum Development Corp.(a)*	2,800	165,564
PetroQuest Energy, Inc.(a)*	11,000	157,300
Piedmont Natural Gas Co., Inc.(a)	17,000	444,720
Pioneer Drilling Co.*	11,400	135,432
Quest Resource Corp.(a)*	5,100	36,567
RGC Resources, Inc.	200	6,050
Rosetta Resources, Inc.*	11,200	222,096
Royale Energy, Inc.(a)	1,600	3,728
RPC, Inc.(a)	47,850	560,323
SEACOR Holdings, Inc.(a)*	3,273	$303,538
South Jersey Industries, Inc.(a)	6,400	230,976
Stone Energy Corp.*	6,137	287,887
SulphCo, Inc.(a)*	18,300	95,526
Superior Well Services, Inc.(a)*	5,600	118,832
Swift Energy Co.*	6,900	303,807
T-3 Energy Services, Inc.*	2,100	98,721
The Meridian Resource Corp.*	21,400	38,734
Toreador Resources Corp.(a)*	3,300	23,067
Transmeridian Exploration, Inc.(a)*	42,400	84,376
Tri-Valley Corp.(a)*	5,600	41,440
Trico Marine Services, Inc.(a)*	3,600	133,272
TXCO Resources, Inc.(a)*	7,300	88,038
Union Drilling, Inc.*	5,300	83,581
VAALCO Energy, Inc.(a)*	22,100	102,765
W-H Energy Services, Inc.*	6,800	382,228
Warren Resources, Inc.*	14,000	197,820
Westside Energy Corp.*	4,700	9,118
Whiting Petroleum Corp.*	9,780	563,915
		18,342,069
Paper & Related Products — 0.2%
AbitibiBowater, Inc.(a)	4,784	98,598
Louisiana-Pacific Corp.(a)	25,100	343,368
Neenah Paper, Inc.	1,900	55,385
Potlatch Corp.	435	19,332
Xerium Technologies, Inc.	7,200	37,440
		554,123
Personal Care — 0.3%
Chattem, Inc.(a)*	4,400	332,376
Elizabeth Arden, Inc.*	10,900	221,815
Nature’s Sunshine Products, Inc.(a)	2,700	25,650
Nu Skin Enterprises, Inc., Class A	14,700	241,521
Revlon, Inc., Class A(a)*	93,549	110,388
		931,750
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.(a)	2,000	113,500
Concord Camera Corp.*	540	1,706
		115,206
Printing — 0.2%
Cenveo, Inc.(a)*	18,900	330,183
Champion Industries Inc/WV	2,100	9,492
Consolidated Graphics, Inc.*	3,200	153,024
Valassis Communications, Inc.(a)*	11,500	134,435
		627,134
Publishing — 0.5%
Document Security Systems, Inc.(a)*	3,392	22,014
GateHouse Media, Inc.(a)	12,600	110,628
Journal Register Co.(a)	16,900	29,744
Lee Enterprises, Inc.(a)	9,500	139,175
Marvel Entertainment, Inc.(a)*	16,500	440,715
Playboy Enterprises, Inc., Class B(a)*	5,900	53,808
PRIMEDIA, Inc.(a)	10,600	90,100
Scholastic Corp.*	9,500	331,455
Sun-Times Media Group, Inc., Class A(a)*	25,000	55,000
Voyager Learning Co.*	6,300	45,045
		1,317,684
Real Estate — 0.2%
Avatar Holdings, Inc.(a)*	1,100	46,002
California Coastal Communities, Inc.(a)*	1,800	10,584
Consolidated-Tomoka Land Co.(a)	1,100	68,948
Emeritus Corp.(a)*	8,600	216,290
Grubb & Ellis Co.	6,200	39,742
Lodgian, Inc.*	7,500	84,450

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate (Continued)
Tarragon Corp.(a)*	6,600	$9,900
Tejon Ranch Co.(a)*	3,300	134,805
Thomas Properties Group, Inc.	3,300	35,574
United Capital Corp.(a)*	1,250	29,931
ZipRealty, Inc.(a)*	6,200	34,720
		710,946
Restaurants — 1.1%
AFC Enterprises, Inc.*	4,200	47,544
Benihana, Inc.*	1,150	14,548
Benihana, Inc., Class A(a)*	2,300	29,325
BJ’s Restaurants, Inc.(a)*	6,000	97,560
Bob Evans Farms, Inc.	8,600	231,598
Buca, Inc.(a)*	3,600	3,240
Buffalo Wild Wings, Inc.(a)*	4,400	102,168
California Pizza Kitchen, Inc.(a)*	6,950	108,211
CBRL Group, Inc.	6,200	200,818
CEC Entertainment, Inc.*	7,750	201,190
CKE Restaurants, Inc.(a)	8,800	116,160
Cosi, Inc.(a)*	5,389	12,071
Einstein Noah Restaurant Group, Inc.*	3,600	65,340
Famous Dave’s of America, Inc.(a)*	2,145	29,086
IHOP Corp.(a)	4,300	157,294
J. Alexander’s Corp.	800	8,400
Kona Grill, Inc.*	1,100	16,038
Krispy Kreme Doughnuts, Inc.(a)*	8,900	28,124
Landry’s Seafood Restaurants, Inc.(a)	4,400	86,680
Luby’s, Inc.*	6,960	70,714
Morton’s Restaurant Group, Inc.*	2,600	24,258
Nathan’s Famous, Inc.*	1,385	24,196
O’ Charley’s, Inc.(a)	5,420	81,192
Papa John’s International, Inc.(a)*	13,400	304,180
Red Robin Gourmet Burgers, Inc.(a)*	3,300	105,567
Rubio’s Restaurants, Inc.*	1,700	14,025
Ruby Tuesday, Inc.(a)	8,900	86,775
Ruth’s Chris Steak House, Inc.(a)*	5,100	45,594
Sonic Corp.(a)*	15,975	349,852
Texas Roadhouse, Inc., Class A(a)*	15,300	169,218
The Cheesecake Factory, Inc.(a)*	18,000	426,780
The Steak n Shake Co.(a)*	6,800	74,120
		3,331,866
Retail - Food — 0.5%
Calavo Growers, Inc.	1,000	18,860
Ingles Markets, Inc.(a)	2,600	66,014
Jack in the Box, Inc.*	13,200	340,164
Ruddick Corp.	11,500	398,705
The Great Atlantic & Pacific Tea Co., Inc.(a)*	11,513	360,701
Weis Markets, Inc.	6,390	255,217
		1,439,661
Retail - General — 0.5%
99 Cents Only Stores(a)*	9,500	75,620
Casey’s General Stores, Inc.	12,174	360,472
dELiA*s, Inc.(a)*	5,186	14,054
Duckwall-ALCO Stores, Inc.*	200	6,384
Fred’s, Inc.(a)	6,787	65,359
Kirklands, Inc.(a)*	4,300	4,257
Longs Drug Stores Corp.	7,100	333,700
PriceSmart, Inc.(a)	6,250	187,875
RedEnvelope, Inc.*	1,100	5,093
Retail Ventures, Inc.(a)*	10,400	52,936
Sport Supply Group, Inc.(a)	4,400	34,980
Susser Holdings Corp.*	4,500	92,250
The Pantry, Inc.(a)*	4,100	$107,133
		1,340,113
Retail - Specialty — 3.1%
A.C. Moore Arts & Crafts, Inc.(a)*	5,100	70,125
Aeropostale, Inc.*	18,625	493,562
America’s Car-Mart, Inc.*	2,516	31,576
American Greetings Corp., Class A	15,500	314,650
AnnTaylor Stores Corp.*	10,600	270,936
Bakers Footwear Group, Inc.*	400	920
bebe stores, Inc.(a)	22,400	288,064
Big 5 Sporting Goods Corp.	2,900	41,818
Blockbuster, Inc., Class A(a)*	32,000	124,800
Blockbuster, Inc., Class B*	20,900	71,896
Blue Nile, Inc.(a)*	3,000	204,180
Books-A-Million, Inc.(a)	3,300	39,336
Borders Group, Inc.(a)	2,800	29,820
Brown Shoe Co., Inc.	9,450	143,356
Build-A-Bear Workshop, Inc.*	4,500	62,775
Cabela’s, Inc., Class A(a)*	16,500	248,655
Cache, Inc.*	4,100	38,294
Callaway Golf Co.	17,700	308,511
Casual Male Retail Group, Inc.(a)*	8,600	44,548
Charlotte Russe Holding, Inc.(a)*	5,500	88,825
Children’s Place Retail Stores, Inc.(a)*	6,000	155,580
Christopher & Banks Corp.	7,637	87,444
Citi Trends, Inc.(a)*	3,000	46,320
Coldwater Creek, Inc.(a)*	22,388	149,776
Conn’s, Inc.(a)*	5,500	94,105
Cost Plus, Inc.(a)*	4,685	20,333
Design Within Reach, Inc.(a)*	2,800	10,360
Finlay Enterprises, Inc.(a)*	524	1,064
First Cash Financial Services, Inc.*	7,400	108,632
Footstar, Inc.	1,300	6,110
Friedman’s, Inc., Class A(b)(c)*	1,600	0
FTD Group, Inc.	5,400	69,552
Gander Mountain Co.(a)*	4,643	22,890
Genesco, Inc.(a)*	4,900	185,220
Golfsmith International Holdings, Inc.*	1,600	6,160
Gottschalks, Inc.*	3,300	11,088
Group 1 Automotive, Inc.(a)	4,900	116,375
GTSI Corp.*	2,500	24,725
Haverty Furniture Cos., Inc.(a)	3,600	32,364
Hibbett Sports, Inc.(a)*	7,150	142,857
Hot Topic, Inc.*	3,775	21,971
Jo-Ann Stores, Inc.(a)*	5,100	66,708
Jos. A. Bank Clothiers, Inc.(a)*	3,475	98,864
K-Swiss, Inc., Class A(a)	5,700	103,170
Kenneth Cole Productions, Inc., Class A(a)	2,300	40,227
La-Z-Boy, Inc.(a)	11,200	88,816
Leapfrog Enterprises, Inc.*	2,300	15,479
Lenox Group, Inc.(a)*	3,700	9,768
MarineMax, Inc.(a)*	4,700	72,850
Movado Group, Inc.	9,800	247,842
Movie Star, Inc.(a)*	3,600	5,796
NutriSystem, Inc.(a)*	8,200	221,236
Pacific Sunwear of California, Inc.*	16,775	236,695
PC Connection, Inc.(a)*	6,200	70,370
PC Mall, Inc.(a)*	2,200	20,482
Pep Boys - Manny, Moe & Jack(a)	12,000	137,760
Pier 1 Imports, Inc.(a)*	34,700	181,481
R.G. Barry Corp.*	1,900	13,395
RC2 Corp.*	4,400	123,508
Regis Corp.	9,700	271,212
Rex Stores Corp.*	1,575	24,838
Rocky Brands, Inc.(a)*	1,000	6,130

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
School Specialty, Inc.(a)*	4,400	$152,020
Sharper Image Corp.(a)*	1,654	4,631
Shoe Carnival, Inc.(a)*	1,240	17,496
Sonic Automotive, Inc., Class A(a)	9,280	179,661
Stage Stores, Inc.	10,300	152,440
Stein Mart, Inc.(a)	8,030	38,062
Systemax, Inc.(a)	7,900	160,528
Tandy Leather Factory, Inc.*	2,200	7,150
The Bon-Ton Stores, Inc.(a)	2,600	24,674
The Boyds Collection Ltd.(b)(c)*	10,600	0
The Buckle, Inc.	6,850	226,050
The Cato Corp., Class A(a)	7,100	111,186
The Dress Barn, Inc.*	15,000	187,650
The Gymboree Corp.*	6,600	201,036
The Nautilus Group, Inc.(a)	16,200	78,570
Tractor Supply Co.(a)*	9,400	337,836
Transport World Entertainment Corp.*	5,400	26,460
Tuesday Morning Corp.(a)	4,800	24,336
Tween Brands, Inc.(a)*	7,400	195,952
Volcom, Inc.(a)*	5,400	118,962
West Marine, Inc.(a)*	245	2,200
Wet Seal, Inc.*	30,475	71,007
Wilsons The Leather Experts, Inc.(a)*	9,950	9,353
Zale Corp.(a)*	11,800	189,508
Zones, Inc.*	2,492	26,988
Zumiez, Inc.(a)*	6,500	158,340
		8,988,296
Steel — 0.5%
Material Sciences Corp.*	2,900	21,547
Mueller Water Products, Inc.(a)	8,600	85,742
Mueller Water Products, Inc., Class A(a)	2,900	27,608
Northwest Pipe Co.(a)*	2,100	82,194
Olympic Steel, Inc.(a)	1,200	38,052
Omega Flex, Inc.(a)	1,500	24,570
Schnitzer Steel Industries, Inc., Class A	4,750	328,367
Shiloh Industries, Inc.(a)	3,600	35,460
Universal Stainless & Alloy Products, Inc.*	1,400	49,798
Valmont Industries, Inc.(a)	5,000	445,600
Worthington Industries, Inc.(a)	19,600	350,448
		1,489,386
Telecommunications — 2.7%
ADC Telecommunications, Inc.*	23,500	365,425
ADTRAN, Inc.	17,100	365,598
Alaska Communications Systems Group, Inc.(a)	10,700	160,500
Anaren Microwave, Inc.*	3,900	64,311
APAC Telecommunications Corp.(a)*	11,000	12,540
Atlantic Tele-Network, Inc.	2,600	87,828
Aware, Inc.(a)*	4,900	20,531
Axesstel, Inc.(a)*	2,700	729
CallWave, Inc.*	4,600	14,260
Carrier Access Corp.*	9,212	22,109
Cbeyond, Inc.*	6,100	237,839
Centennial Communications Corp., Class A(a)*	26,748	248,489
Cincinnati Bell, Inc.*	62,000	294,500
CommScope, Inc.*	1,107	54,483
Comtech Telecommunications Corp.*	5,325	287,603
Consolidated Communications Holdings, Inc.(a)	6,200	123,380
CPI International, Inc.*	3,600	61,560
D&E Communications, Inc.	2,900	41,905
Ditech Networks, Inc.(a)*	7,300	25,331
EMS Technologies, Inc.*	3,600	$108,864
FairPoint Communications, Inc.(a)	7,800	101,556
FiberTower Corp.(a)*	29,600	67,488
General Communication, Inc., Class A*	13,800	120,750
GeoEye, Inc.*	4,200	141,330
GulfMark Offshore, Inc.(a)*	4,800	224,592
Harmonic, Inc.*	19,900	208,552
Harris Stratex Networks, Inc.*	9,725	162,408
Hickory Tech Corp.	2,300	21,528
iBasis, Inc.(a)	16,400	84,132
IDT Corp.	1,900	15,010
IDT Corp., Class B(a)	17,900	151,255
InfoSpace, Inc.(a)	7,200	135,360
InterDigital, Inc.(a)*	11,952	278,840
Iowa Telecommunications Services, Inc.(a)	7,000	113,820
iPCS, Inc.*	2,900	104,371
Knology, Inc.(a)*	15,100	192,978
LCC International, Inc., Class A(a)*	7,100	12,780
Level 3 Communications, Inc.(a)*	7,457	22,669
Loral Space & Communications, Inc.*	4,400	150,700
Metro One Telecommunications, Inc.(a)*	1,025	1,732
MRV Communications, Inc.(a)*	37,600	87,232
NMS Communications Corp.(a)*	9,600	15,552
Novatel Wireless, Inc.(a)*	7,300	118,260
Occam Networks, Inc.(a)*	2,266	8,067
Outdoor Channel Holdings, Inc.(a)*	6,300	43,470
PAETEC Holding Corp.(a)*	24,300	236,925
ParkerVision, Inc.(a)*	5,400	85,428
Plantronics, Inc.	11,000	286,000
Powerwave Technologies, Inc.(a)*	30,815	124,185
Preformed Line Products Co.	850	50,575
Premiere Global Services, Inc.*	17,300	256,905
Radyne Corp.*	4,200	38,640
RCN Corp.(a)	9,100	141,869
RELM Wireless Corp.	2,400	7,560
RF Micro Devices, Inc.*	73,977	422,409
Rural Cellular Corp., Class A(a)*	5,700	251,313
Spherix, Inc.(a)*	3,000	3,330
SureWest Communications(a)	3,708	63,407
Sycamore Networks, Inc.*	66,900	256,896
SymmetriCom, Inc.(a)*	21,384	100,719
Syniverse Holdings, Inc.*	15,700	244,606
Telular Corp.*	3,600	24,660
Tollgrade Communications, Inc.*	2,200	17,644
USA Mobility, Inc.*	3,000	42,900
Westell Technologies, Inc., Class A*	12,900	18,576
Wireless Telecom Group, Inc.*	5,789	9,783
XETA Technologies, Inc.(a)*	1,300	5,824
		7,872,371
Textile & Apparel — 1.2%
Ashworth, Inc.(a)*	2,900	8,265
Carter’s, Inc.(a)*	14,200	274,770
Charming Shoppes, Inc.(a)*	23,000	124,430
Cherokee, Inc.(a)	700	22,589
Columbia Sportswear Co.(a)	7,200	317,448
Culp, Inc.*	2,400	16,728
Deckers Outdoor Corp.(a)*	2,600	403,156
Delta Apparel, Inc.	1,100	7,865
G & K Services, Inc., Class A	5,200	195,104
G-III Apparel Group Ltd.*	3,500	51,695
Hartmarx Corp.*	6,900	23,529
Iconix Brand Group, Inc.*	13,000	255,580
Kellwood Co.(a)	5,600	93,184
Maidenform Brands, Inc.(a)*	5,600	75,768
Nexcen Brands, Inc.(a)*	11,550	55,902

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
Oxford Industries, Inc.(a)	3,900	$100,503
Perry Ellis International, Inc.*	3,000	46,140
Phoenix Footwear Group, Inc.(a)*	800	1,400
Quiksilver, Inc.*	36,900	316,602
Skechers U.S.A., Inc., Class A*	7,000	136,570
Steven Madden Ltd.*	4,900	98,000
Superior Uniform Group, Inc.	1,100	10,725
Tandy Brands Accessories, Inc.(a)	1,300	12,675
Tarrant Apparel Group(a)*	5,200	6,032
The Dixie Group, Inc.*	2,300	18,998
The Finish Line, Inc., Class A	4,817	11,657
The Warnaco Group, Inc.*	11,100	386,280
True Religion Apparel, Inc.(a)*	5,400	115,290
Unifi, Inc.(a)*	13,600	32,912
Wolverine World Wide, Inc.	12,200	299,144
		3,518,941
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	14,700	243,726

Tobacco — 0.0%
Alliance One International, Inc.*	23,000	93,610

Transportation — 1.7%
ABX Air, Inc.(a)*	14,100	58,938
AirNet Systems, Inc.*	700	1,309
Alexander & Baldwin, Inc.	2,500	129,150
Arkansas Best Corp.(a)	6,300	138,222
Atlas Air Worldwide Holdings, Inc.*	5,300	287,366
Bristow Group, Inc.(a)*	5,200	294,580
Celadon Group, Inc.(a)*	5,610	51,388
Con-way, Inc.	4,400	182,776
Covenant Transport, Inc., Class A*	1,500	10,080
Dynamex, Inc.(a)*	2,300	62,238
Eagle Bulk Shipping, Inc.(a)	15,000	398,250
Forward Air Corp.(a)	6,850	213,514
Frozen Food Express Industries, Inc.	5,100	30,090
GATX Corp.(a)	7,000	256,760
General Maritime Corp.(a)	6,400	156,480
Genesee & Wyoming, Inc., Class A(a)*	8,625	208,466
Greenbrier Companies, Inc.(a)	4,100	91,266
Heartland Express, Inc.(a)	23,624	334,988
Horizon Lines, Inc., Class A(a)	7,400	137,936
Hub Group, Inc., Class A*	14,400	382,752
Kirby Corp.*	1,000	46,480
Knight Transportation, Inc.(a)	20,700	306,567
Marten Transport Ltd.(a)*	4,300	59,985
Old Dominion Freight Line, Inc.(a)*	8,952	206,881
Overseas Shipholding Group, Inc.	3,700	275,391
P.A.M. Transportation Services, Inc.*	3,196	49,666
PHI, Inc.(a)*	2,300	71,346
Quality Distribution, Inc.*	4,600	20,424
Saia, Inc.*	2,100	27,930
TAL International Group, Inc.(a)	8,200	186,714
Universal Truckload Services, Inc.(a)*	3,300	63,228
USA Truck, Inc.*	1,900	29,260
Werner Enterprises, Inc.(a)	17,675	301,005
		5,071,426
Utilities — 2.1%
Artesian Resources Corp., Class A	1,300	24,570
Avista Corp.	12,400	267,096
BIW Ltd.	200	4,720
Black Hills Corp.(a)	8,700	383,670
California Water Service Group(a)	4,300	159,186
Central Vermont Public Service Corp.	2,500	$77,100
CH Energy Group, Inc.(a)	3,800	169,252
Chesapeake Utilities Corp.	1,564	49,813
Cleco Corp.	15,000	417,000
Connecticut Water Service, Inc.	1,900	44,783
El Paso Electric Co.*	11,500	294,055
Empire District Electric Co.	7,700	175,406
Florida Public Utilities Co.	1,185	13,924
FuelCell Energy, Inc.(a)*	16,310	161,795
IDACORP, Inc.(a)	10,600	373,332
MGE Energy, Inc.(a)	4,500	159,615
Middlesex Water Co.	2,299	43,566
Northwest Natural Gas Co.(a)	6,800	330,888
NorthWestern Corp.	6,400	188,800
Ormat Technologies, Inc.(a)	8,800	484,088
Otter Tail Power Co.(a)	7,214	249,604
PNM Resources, Inc.	16,850	361,433
PowerSecure International, Inc.(a)*	4,200	56,700
SJW Corp.(a)	4,400	152,548
Southwest Gas Corp.	9,200	273,884
Southwest Water Co.(a)	9,408	117,788
The Laclede Group, Inc.(a)	4,500	154,080
The York Water Co.(a)	1,271	19,701
UIL Holdings Corp.	5,166	190,884
Unisource Energy Corp.	8,500	268,175
Unitil Corp.	500	14,200
WGL Holdings, Inc.	11,600	380,016
		6,061,672
Waste Management — 0.3%
American Ecology Corp.	3,766	88,426
Casella Waste Systems, Inc., Class A*	5,800	75,632
Clean Harbors, Inc.*	4,100	211,970
Darling International, Inc.*	19,400	224,264
Rentech, Inc.(a)*	43,300	78,373
Waste Connections, Inc.*	6,975	215,527
Waste Industries USA, Inc.	2,800	101,640
WCA Waste Corp.*	3,300	21,318
		1,017,150
TOTAL COMMON STOCKS (Identified Cost $275,822,615)		293,327,960
RIGHTS & WARRANTS— 0.0%
Health Care - Drugs — 0.0%
Dov Pharmaceutical, Inc., expires 12/31/09(c)*	4,730	0

Health Care - Products — 0.0%
Caliper Life Sciences, Inc., expires 6/15/11*	404	465

Retail - Specialty — 0.0%
Movie Star, Inc., expires 01/16/08(c)*	3,600	0

TOTAL RIGHTS & WARRANTS (Identified Cost $433)		465
SHORT-TERM INVESTMENTS— 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,117,002	1,117,002
		1,117,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,117,003)		1,117,003

See notes to financial statements.

	SHARES/ PAR	VALUE†
COLLATERAL FOR SECURITIES ON LOAN—41.0%
Short Term-41.0%
State Street Navigator Prime Portfolio	119,822,080	119,822,080
Federal Home Loan Mortgage Corp., 6.010% due 04/11/17	9,451	9,591
Federal Home Loan Mortgage Corp., 4.875% due 03/05/08	5	5
Federal Home Loan Mortgage Corp., 4.000% due 02/06/09	3,911	4,022
Federal Home Loan Mortgage Corp. Discount Note, .0100% due 01/25/08	2	2
Federal Home Loan Mortgage Corp. Discount Note, .0100% due 02/04/08	19,330	19,253
Federal Home Loan Bank, 4.600% due 11/28/08	2,360	2,361
Federal Home Loan Bank Discount Note, .0100% due 05/02/08	119,888	118,172
Federal National Mortgage Association Discount Note, .0100% due 01/25/08	15,460	15,415
Federal National Mortgage Association Discount Note, .0100% due 03/03/08	162	161
Federal National Mortgage Association Discount Note, .0100% due 03/28/08	942	932
Federal National Mortgage Association, 5.500% due 01/23/12	13,278	13,617
Federal National Mortgage Association, 5.200% due 09/18/12	13,324	13,603
Federal National Mortgage Association, 5.125% due 07/13/09	691	722
Federal National Mortgage Association, 5.000% due 10/15/11	31,042	32,531
Federal National Mortgage Association, 5.000% due 02/16/12	1,977	2,089
Federal National Mortgage Association, 3.750% due 07/25/08	383,173	381,917
U.S. Treasury Bond, 12.000% due 08/15/13	108	119
U.S. Treasury Bond, 8.875% due 08/15/17	3,226	4,527
U.S. Treasury Bond, 8.750% due 08/15/20	177	256
U.S. Treasury Bond, 8.000% due 11/15/21	22	30
U.S. Treasury Bond, 7.875% due 02/15/21	1	1
U.S. Treasury Bond, 3.875% due 04/15/29	28770	48834
U.S. Treasury Note, 3.625% due 10/31/09	199517	202519
U.S. Treasury Note, 2.625% due 07/15/17	0	1
U.S. Treasury Note, 2.500% due 07/15/16	17422	18700
U.S. Treasury Note, 2.375% due 04/15/11	39	43
U.S. Treasury Note, 2.375% due 01/15/17	8088	8954
U.S. Treasury Bond, 2.375% due 01/15/25	657	775
U.S. Treasury Bond, 2.375% due 01/15/27	17677	18707
U.S. Treasury Note, 2.000% due 01/15/14	4	5
U.S. Treasury Note, 2.000% due 01/15/16	11	12
U.S. Treasury Bond, 2.000% due 01/15/26	3984	4231
U.S. Treasury Note, 1.875% due 07/15/13	224917	266280
U.S. Treasury Note, 1.875% due 07/15/15	1450	1603
U.S. Treasury Note, .875% due 04/15/10	22315	24592
U.S. Treasury Strip, .0100% due 11/15/27	6	2

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $121,036,664)		121,036,664

Total Investments — 140.8% (Identified Cost $397,976,715)#	$415,482,092

Cash and Other Assets, Less liabilities — (40.8)%	(120,392,167)
Net Assets — 100.0%	$295,089,925

†	See Note 1.
*	Non-income producing security.
#

At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $397,976,715. Net unrealized appreciation aggregated $17,505,377 of which $63,566,421 related to appreciated investment securities and $46,061,044 related to depreciated investment securities.

(a)	A portion or all of the security was held on loan. As of December 31, 2007, the market value of the securities loaned was $117,478,209.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. Total market value for such investments amounted to $28,566, which represents less than 0.01% of net assets.

Portfolio Sectors (% of portfolio market value)

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Australia — 5.1%
Amcor Ltd.	169,810	$1,030,293
APN News & Media Ltd.(a)	48,103	222,588
Australia & New Zealand Banking Group Ltd.(a)	275,523	6,643,206
AXA Asia Pacific Holdings Ltd.	149,930	971,548
BHP Steel Ltd.	137,745	1,167,139
Boral Ltd.(a)	123,127	661,644
Brickworks Ltd.(a)	12,302	141,503
Caltex Australia Ltd.	16,916	287,704
Challenger Financial Services Group Ltd.(a)	33,100	145,027
Commonwealth Bank of Australia	157,633	8,180,013
Crown Ltd.(a)*	10,737	126,802
CSR Ltd.(a)	104,957	285,688
Downer EDI Ltd.(a)	58,497	276,335
Foster’s Group Ltd.(a)	309,426	1,779,580
Futuris Corp. Ltd.(a)	53,764	101,496
Goodman Fielder Ltd.	112,180	186,657
Iluka Resources Ltd.(a)	18,097	73,094
Insurance Australia Group Ltd.(a)	180,121	651,600
John Fairfax Holdings Ltd.(a)	124,239	510,532
Lend Lease Corp. Ltd.	45,294	688,028
Mayne Nickless Ltd.(a)	94,973	331,896
Metcash Ltd.(a)	80,731	308,354
National Australia Bank Ltd.	259,836	8,621,758
Oil Search Ltd.(a)	35,788	152,405
OneSteel Ltd.(a)	112,280	606,313
Origin Energy Ltd.	106,207	825,307
Pacific Brands Ltd.	30,897	88,170
Publishing & Broadcasting Ltd.(a)	10,737	39,596
Qantas Airways Ltd.	159,776	763,185
Santos Ltd.(a)	79,294	983,092
Seven Network Ltd.(a)	9,500	107,021
Sims Group Ltd.(a)	9,262	218,358
Suncorp-Metway Ltd.	25,577	379,987
TABCORP Holdings Ltd.(a)	70,660	916,996
Washington H Soul Pattinson & Co., Ltd.	11,161	89,767
Zinifex Ltd.(a)	38,780	422,230
		38,984,912
Austria — 0.3%
OMV AG	14,626	1,185,098
Wienerberger AG	17,203	954,002
		2,139,100
Belgium — 0.9%
Ackermans & van Haaren NV	937	91,786
Bekaert NV(a)	3,700	497,682
Cumerio-VVPR*	210	3
Delhaize Group	21,212	1,866,983
Dexia	163,226	4,111,847
Umicore*	210	19
		6,568,320
Canada — 5.4%
Astral Media, Inc.	10,600	500,921
Bank of Montreal	8,900	507,966
Barrick Gold Corp.	146,100	6,184,769
BCE, Inc.(a)	71,230	2,861,614
Biovail Corp.(a)	12,400	167,855
Canadian Pacific Railway Ltd.(a)	29,965	1,949,797
CGI Group, Inc.*	91,100	1,069,810
Corus Entertainment, Inc., Class B(a)	4,500	220,315
Domtar Corp.*	50,200	386,056
Empire Co., Ltd, Class A	7,800	338,254
EnCana Corp.(a)	44,286	3,028,831
Fairfax Financial Holdings Ltd.	2,700	785,146
George Weston Ltd.	7,700	$422,468
Gerdau Ameristeel Corp.	14,600	208,730
Goldcorp, Inc.	53,400	1,828,786
Industrial Alliance Insurance and Financial Services, Inc.(a)	20,285	875,156
ING Canada, Inc.	5,100	204,734
Loblaw Companies Ltd.	4,600	158,328
Lundin Mining Corp.*	48,800	471,708
Magna International, Inc., Class A	14,424	1,171,808
Manitoba Telecom Services, Inc.(a)	2,300	107,129
Manulife Financial Corp.(a)	43,400	1,784,020
Maple Leaf Foods, Inc.	5,800	87,269
MDS, Inc.*	17,689	343,940
Metro, Inc., Class A	7,700	205,578
National Bank of Canada(a)	22,100	1,170,889
Onex Corp.(a)	16,900	599,150
Petro-Canada(a)	38,700	2,088,024
Power Corp. of Canada(a)	13,800	561,117
Quebecor, Inc., Class B	4,900	177,491
Sherritt International Corp.	48,300	650,395
Sun Life Financial, Inc.(a)	137,520	7,762,540
TransCanada Corp.(a)	38,035	1,562,327
Transcontinental, Inc., Class A	5,300	84,525
		40,527,446
Denmark — 1.1%
AP Moller - Maersk A/S	247	2,634,641
Carlsberg A/S	6,325	765,193
Danisco A/S(a)	12,180	863,339
Danske Bank	84,803	3,321,418
Jyske Bank A/S*	7,940	625,853
Sydbank	7,400	318,124
		8,528,568
Finland — 1.0%
Fortum Corp.	28,438	1,281,012
Kemira Oyj(a)	24,100	507,390
Kesko Oyj	19,100	1,053,337
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	12,800	244,595
Outokumpu Oyj	27,400	849,676
Rautaruukki Oyj	8,300	359,803
Sampo Oyj, Class A	15,100	399,152
Stora Enso Oyj	64,400	964,158
UPM-Kymmene Oyj	81,000	1,636,648
		7,295,771
France — 9.5%
Air France	27,345	961,513
Axa(a)	259,150	10,377,806
BNP Paribas SA(a)	157,621	17,103,986
Business Objects SA*	9,675	591,275
Cap Gemini SA	11,658	732,917
Casino Guichard-Perrachon SA	4,781	519,991
Ciments Francais	2,017	347,122
CNP Assurances	5,341	694,906
Compagnie de Saint-Gobain(a)	46,018	4,338,928
Compagnie Generele des Etablissements Michelin, Class B	8,001	918,282
Credit Agricole SA(a)	89,565	3,020,983
Credit Industriel et Commercial	507	185,315
France Telecom SA	134,090	4,826,660
Lafarge SA(a)	25,195	4,586,126
Lagardere S.C.A.	3,574	268,009
Pinault-Printemps-Redoute SA	10,843	1,743,831
PSA Peugoet Citroen	30,890	2,341,688
Remy Cointreau SA	3,997	285,003
Renault SA	33,276	4,719,652

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Safran SA	10,298	$211,238
Schneider Electric SA	8,500	1,151,774
SCOR	14,662	375,140
Societe BIC SA	1,858	133,108
Societe Generale	11,521	1,666,405
Technip-Coflexip SA	9,288	740,084
Thomson SA*	23,737	337,677
Valeo SA	6,106	251,749
Vivendi Universal SA(a)	179,479	8,234,342
		71,665,510
Germany — 15.7%
Aareal Bank AG	2,000	91,524
Allianz AG(a)	67,381	14,575,207
Bayerische Motoren Werke AG	78,074	4,834,173
Bilfinger Berger AG	2,054	158,501
Commerzbank AG	104,017	3,993,570
DaimlerChrysler AG	203,087	19,745,407
Deutsche Bank AG	86,194	11,266,185
Deutsche Lufthansa AG	43,099	1,148,095
Deutsche Telekom AG(a)	580,696	12,752,081
E. On AG	97,638	20,783,215
Hannover Rueckversicherungs-AG	13,447	620,279
Hypo Real Estate Holding AG	6,500	343,070
Infineon Technologies AG*	140,994	1,663,552
Lanxess	1,160	56,985
Linde AG	10,710	1,416,317
Muenchener Rueckversicherungs-Gesellschaft AG	50,969	9,906,588
Suedzucker AG(a)	4,706	111,394
Thyssen Krupp AG	45,036	2,525,152
TUI AG*	19,453	544,081
Volkswagen AG(a)	53,293	12,162,851
		118,698,227
Greece — 0.4%
Alpha Bank A.E.	4,356	158,580
Bank of Greece	2,413	324,569
Coca-Cola Hellenic Bottling Company SA	22,365	967,883
Hellenic Petroleum SA	24,460	403,393
National Bank of Greece SA	20,730	1,423,884
		3,278,309
Hong Kong — 3.5%
Cathay Pacific Airways Ltd.(a)	32,000	83,515
Cheung Kong (Holdings) Ltd.(a)	332,000	6,144,048
Cheung Kong Infrastructure Holdings Ltd.(a)	28,000	104,676
Dah Sing Financial Group(a)	19,600	193,803
Great Eagle Holdings Ltd.	22,600	84,489
Hang Lung Development Co., Ltd.(a)	174,000	956,203
Henderson Land Development Co., Ltd.	159,000	1,499,788
Hongkong and Shanghai Hotels Ltd.	66,882	117,512
Hopewell Holdings Ltd.	107,000	494,011
Hutchison Whampoa Ltd.	341,000	3,870,329
Kerry Properties Ltd.(a)	109,094	881,438
MTR Corp.(a)	130,390	479,928
New Asia Realty & Trust Co., Ltd.	50,000	54,505
New World China Land Ltd.(a)	157,600	142,898
New World Development Co., Ltd.	482,225	1,716,180
Sino Land Co., Ltd.(a)	480,424	1,700,529
Sun Hung Kai Properties Ltd.	242,000	5,133,352
Tsim Sha Tsui Properties Ltd.	60,492	232,740
Wharf (Holdings) Ltd.(a)	274,000	1,437,223
Wheelock and Co., Ltd.	233,000	720,150
Wing Lung Bank Ltd.	9,900	$121,252
		26,168,568
Ireland — 1.1%
Allied Irish Banks Plc (AIB)	80,043	1,834,304
Bank of Ireland	31,312	465,122
CRH Plc	82,121	2,847,943
Irish Life & Permanent Plc	169,534	2,927,312
		8,074,681
Italy — 2.6%
Banca Monte dei Paschi di Siena SpA(a)	190,583	1,026,099
Banca Popolare di Milano	92,950	1,266,565
Banche Popolari Unite Scrl(a)	83,061	2,284,274
Banco Popolare Scarl*	18,470	409,382
Benetton Group SpA	15,382	276,393
Buzzi Unicem SpA(a)	14,055	388,995
C.I.R.-Compagnie Industriali Riunite SpA	21,709	80,698
Compagnia Assicuratrice Unipol SpA(a)	70,148	241,528
ERG SpA(a)	9,000	169,481
Fiat SpA(a)	74,800	1,935,696
Italcementi SpA(a)	10,703	228,935
Italmobiliare SpA	1,968	181,530
Milano Assicurazioni(a)	25,000	195,549
SAI SpA	23,500	968,901
Societa’ Cattolica di Assicurazioni SpA(a)	1,516	76,978
Telecom Italia SpA	1,818,931	5,651,158
UniCredito Italiano SpA	495,467	4,114,579
		19,496,741
Japan — 10.8%
Aichi Steel Corp.(a)	15,000	73,714
Aisin Seiki Co., Ltd.	12,000	500,559
Ajinomoto Co., Inc.	66,000	750,893
ALPS Electric Co., Ltd.	23,700	307,401
Amada Co., Ltd.	51,000	448,301
Aoyama Trading Co., Ltd.	8,500	221,412
Asahi Breweries Ltd.(a)	28,000	474,207
Asahi National Broadcasting Co., Ltd.	47	74,466
ASATSU-DK, Inc.(a)	3,400	95,260
Awa Bank Ltd.	29,000	164,320
Bank of Kyoto Ltd.	35,000	415,432
Bank of Nagoya Ltd.	22,000	134,700
CALSONIC KANSEI Corp.(a)	21,000	107,336
Canon Sales Co., Inc.(a)	8,000	148,950
Chiba Bank Ltd.	85,000	692,387
Chudenko Corp.	5,700	104,852
Chugoku Bank Ltd.	26,000	363,299
Chuo Mitsui Trust Holdings, Inc.	231,000	1,772,072
Citizen Watch Co.(a)	33,000	321,685
Coca-Cola West Japan Co., Ltd.(a)	8,000	177,237
COMSYS Holdings Corp.	9,000	73,956
Cosmo Oil Co., Ltd.	83,000	312,044
Credit Saison Co., Ltd.	12,500	342,389
Dai Nippon Printing Co., Ltd.	123,000	1,808,969
Dai-Tokyo Fire and Marine Insurance Co., Ltd.(a)	90,900	429,622
Daicel Chemical Industries Ltd.(a)	24,000	143,938
Daihatsu Motor Co., Ltd.	33,000	310,460
Dainippon Pharmaceutical Co., Ltd.(a)	12,000	87,866
Daio Paper Corp.(a)	10,000	81,636
Daishi Bank Ltd.	40,000	163,273
Daiwa House Industry Co., Ltd.	80,000	1,033,344
Dowa Fire & Marine Insurance Co., Ltd.	24,000	116,869
Ebara Corp.(a)	49,000	167,551
Elpida Memory, Inc.(a)*	13,700	475,818
Ezaki Glico Co., Ltd.(a)	13,000	126,724

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Fuji Electric Co., Ltd.	60,000	$209,999
Fuji Heavy Industries Ltd.(a)	87,000	406,517
Fuji Photo Film	95,000	4,022,289
Fujikura Ltd.(a)	36,000	183,037
Fukuoka Financial Group, Inc.	124,000	725,919
Fukuyama Transporting Co., Ltd.	17,000	68,478
Funai Electric Co. Ltd.	2,400	104,409
Futaba Industrial Co., Ltd.	7,300	204,529
Gunma Bank Ltd.	52,000	343,517
GUNZE Ltd.	29,000	127,977
Hachijuni Bank Ltd.	68,000	458,954
Hakuhodo DY Holdings, Inc.	2,090	115,992
Hankyu Department Stores, Inc.(a)	18,000	140,823
Hankyu Hanshin Holdings, Inc.	193,000	834,436
Heiwa Corp.(a)	4,000	35,376
Higo Bank Ltd.	29,000	188,202
Hiroshima Bank Ltd.	26,000	141,037
Hitachi Cable Ltd.	25,000	148,592
Hitachi Kokusai Electric, Inc.(a)	9,000	110,290
Hitachi Ltd.	619,000	4,615,557
Hitachi Maxell Ltd.(a)	5,000	60,735
Hitachi Software Engineering Co., Ltd.	4,200	79,515
Hitachi Transport System Ltd.	12,000	130,081
Hokkoku Bank Ltd.	38,000	174,157
House Foods Corp.(a)	9,800	165,095
Hyakugo Bank Ltd.	31,000	172,045
Hyakujushi Bank Ltd.	35,000	175,760
INPEX Holdings, Inc.	1	10,831
Itoham Foods, Inc.	13,000	56,555
Iyo Bank Ltd.	34,000	332,650
Joyo Bank Ltd.	110,000	615,405
Juroku Bank Ltd.	33,000	181,668
Kagoshima Bank Co., Ltd.	22,000	150,651
Kamigumi Co., Ltd.	37,000	267,941
Kandenko Co., Ltd.(a)	14,000	78,951
KANEKA CORP.	25,000	207,224
Kansai Paint Co., Ltd.	21,000	152,074
Kanto Auto Works Ltd.	4,900	63,687
Keiyo Bank	24,000	138,352
Kinden Corp.	23,000	180,764
Kirin Brewery Co., Ltd.(a)	77,000	1,131,066
Kissei Pharmaceutical Co., Ltd.(a)	4,000	81,994
Komori Corp.	8,000	178,311
Kuraray Co., Ltd.	49,000	596,079
Kyocera Corp.	28,500	2,528,174
Kyorin Co., Ltd.	11,000	120,127
Mabuchi Motor Co., Ltd.(a)	2,300	138,764
Marui Co., Ltd.(a)	22,000	217,213
Maruichi Steel Tube Ltd.(a)	8,000	199,078
Matsushita Electric Industrial Co., Ltd.	325,000	6,734,771
Matsushita Electric Works Ltd.	53,000	586,859
Meiji Dairies Corp.	31,000	158,170
Meiji Seika Kaisha Ltd.(a)	47,000	199,839
Millea Holdings, Inc.	136,500	4,606,409
Mitsubishi Heavy Industries Ltd.	110,000	473,616
Mitsubishi Logistics Corp.(a)	14,000	157,150
Mitsubishi UFJ Financial Group, Inc.	201,476	1,888,246
Mitsui Sumitomo Insurance Co., Ltd.	241,000	2,347,115
Musashino Bank Ltd.	3,900	185,373
Nagase & Co., Ltd.	15,000	156,022
National House Industrial Co., Ltd.(a)	15,000	100,971
NEC Corp.	307,000	1,415,253
Nichicon Corp.	7,300	74,166
Nippon Express Co., Ltd.	126,000	648,525
Nippon Kayaku Co., Ltd.	11,000	$71,978
Nippon Meat Packers, Inc.	27,000	272,381
Nippon Mining Holdings, Inc.	30,000	192,275
Nippon Mitsubishi Oil Corp.	228,000	1,855,185
Nippon Paint Co., Ltd.	32,000	157,257
Nippon Paper Group, Inc.	164	493,255
Nippon Sheet Glass Co., Ltd.	59,000	301,562
Nippon Shokubai Co., Ltd.	13,000	125,095
Nippon Television Network Corp.	1,360	182,486
Nipponkoa Insurance Co., Ltd.	59,000	537,108
Nipro Corp.	3,000	60,287
Nissan Motor Co., Ltd.	142,400	1,567,847
Nisshin Flour Milling Co., Ltd.	25,500	256,335
Nisshin Steel Co., Ltd.(a)	126,000	443,253
Nisshinbo Industries, Inc.(a)	23,000	281,439
Obayashi Corp.(a)	58,000	291,778
Oji Paper Co.	129,000	633,944
Okumura Corp.(a)	27,000	131,719
Ono Pharmaceutical Co., Ltd.	9,500	443,897
Onward Kashiyama Co., Ltd.	20,000	205,165
Pioneer Corp.(a)	18,700	169,064
Q.P. Corp.(a)	13,000	135,452
Rengo Co., Ltd.(a)	31,000	202,292
Rinnai Corp.(a)	4,100	133,957
ROHM CO., LTD.	14,300	1,248,042
San-In Godo Bank Ltd.	22,000	175,858
SANKYO CO., LTD.	5,000	232,288
Sanwa Shutter Corp.	26,000	128,237
Sapporo Hokuyo Holdings, Inc.	44	392,284
SEGA SAMMY Holdings, Inc.(a)	18,900	235,668
Seiko Epson Corp.(a)	17,200	373,361
Seino Transportation Co., Ltd.(a)	23,000	156,470
Sekisui Chemical Co., Ltd.	74,000	498,787
Sekisui House Ltd.	73,000	789,366
Shiga Bank Ltd.	30,000	201,137
Shimachu Co., Ltd.(a)	6,600	187,280
Shimizu Corp.	72,000	314,515
Shinko Securities Co., Ltd.	72,000	297,758
Sohgo Security Services Co., Ltd.	7,900	124,601
Sumitomo Bakelite Co., Ltd.(a)	18,000	108,759
Sumitomo Corp.(a)	39,500	561,129
Sumitomo Electric Industries Ltd.	53,000	843,047
Sumitomo Forestry Co., Ltd.	20,000	145,907
Suzuken Co., Ltd.	8,500	303,585
Taiheiyo Cement Corp.(a)	110,000	262,901
Taisei Corp.	124,000	335,210
Taisho Pharmaceutical Co., Ltd.	24,000	461,890
Taiyo Yuden Co., Ltd.	11,000	177,532
The 77 Bank Ltd.	42,000	262,794
The Bank of Iwate Ltd.	2,000	117,084
The Fuji Fire & Marine Insurance Co.	32,000	86,219
The Nanto Bank Ltd.	29,000	148,745
The Nishi-Nippon City Bank, Ltd.	89,000	223,068
The Ogaki Kyoritsu Bank Ltd.	29,000	161,464
The Shizuoka Bank Ltd.	93,000	1,021,447
The Sumitomo Trust & Banking Co., Ltd.	180,000	1,205,210
The Yamanashi Chuo Bank Ltd.	20,000	116,547
The Yasuda Fire & Marine Insurance Co., Ltd.	164,000	1,484,170
The Yokohama Rubber Co., Ltd.	30,000	178,848
Toda Corp.(a)	30,000	144,743
Tokyo Steel Manufacturing Co., Ltd.	16,100	179,569
Tokyo Style Co., Ltd.	9,000	90,955
Toppan Printing Co., Ltd.	79,000	777,165
Toshiba Tec Corp.	24,000	162,198
Tostem Corp.	43,500	696,607

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
TOTO Ltd.(a)	41,000	$325,534
Toyo Ink Manufacturing Co., Ltd.	23,000	78,441
Toyo Seikan Kaisha Ltd.	25,000	443,539
Toyo Suisan Kaisha Ltd.	9,000	163,541
Toyobo Co., Ltd.(a)	68,000	138,173
Toyota Auto Body Co., Ltd.	12,300	198,954
Uny Co., Ltd.	23,000	197,440
Wacoal Corp.(a)	16,000	209,533
Yamagata Bank Ltd.(a)	15,000	82,710
Yamaguchi Financial Group, Inc.	18,000	209,623
Yamaha Corp.	26,200	599,212
Yamazaki Baking Co., Ltd.(a)	19,000	186,063
		82,116,523
Netherlands — 4.5%
Aegon NV	328,127	5,800,035
ArcelorMittal(a)	32,801	2,542,665
Buhrmann NV(a)	19,520	152,685
DSM NV	39,655	1,874,416
European Aeronautic Defense and Space Co.(a)	41,601	1,327,761
Hagemeyer NV(a)	88,169	603,287
Hunter Douglas NV	3,922	290,607
ING Groep NV	313,953	12,278,653
Koninklijke (Royal) Philips Electronics NV	204,928	8,844,636
Koninklijke Ahold NV*	17,990	250,661
Oce NV(a)	12,300	222,632
SNS Reaal	7,153	160,636
Vedior NV	251	6,319
		34,354,993
New Zealand — 0.1%
Air New Zealand Ltd.	47,707	69,021
Contact Energy Ltd.(a)	53,142	336,978
Fisher & Paykel Appliances Holdings Ltd.(a)	59,654	157,460
Fletcher Building Ltd.	14,561	128,862
		692,321
Norway — 1.0%
Aker Yards ASA(a)	11,630	132,796
Den Norske Bank ASA	169,100	2,584,841
Norsk Hydro ASA	101,600	1,452,003
Norske Skogindustrier ASA(a)	12,943	107,742
Orkla ASA	147,300	2,855,203
StatoilHydro ASA	40	1,245
Storebrand ASA	34,900	364,436
		7,498,266
Portugal — 0.2%
Banco Comercial Portugues SA(a)	67,961	290,138
Banco Espirito Santo SA(a)	49,591	1,087,568
CIMPOR- Cimentos de Portugal SGPS SA(a)	11,417	100,154
		1,477,860
Singapore — 1.1%
Chartered Semiconductor Manufacturing Ltd.(a)*	300,000	201,118
DBS Group Holdings Ltd.	237,000	3,408,177
Fraser & Neave Ltd.	226,500	928,375
Jardine Cycle & Carriage Ltd.	32,814	496,957
Neptune Orient Lines Ltd.(a)	97,000	263,483
Singapore Airlines Ltd.	163,340	1,972,176
Singapore Land Ltd.	33,000	183,403
United Industrial Corp., Ltd.	90,000	171,941
United Overseas Bank Ltd.	23,000	317,969
United Overseas Land Ltd.	153,000	$480,434
Wheelock Properties (S) Ltd.(a)	55,000	81,767
		8,505,800
Spain — 5.5%
Acciona SA	8,496	2,693,619
Acerinox SA(a)	34,212	841,831
Azucarera Ebro Agricolas SA(a)	22,833	418,623
Banco de Andalucia	1,120	105,455
Banco de Sabadell SA(a)	182,816	1,980,591
Banco Pastor SA(a)	22,568	351,733
Banco Santander Central Hispano SA	1,207,886	26,118,993
Cementos Portland SA(a)	3,533	382,758
Corp. Mapfre SA(a)	40,706	179,138
Gas Natural SDG SA(a)	31,479	1,841,876
Iberia Lineas Aereas de Espana SA	99,500	436,422
Repsol-YPF SA	167,543	5,972,034
Sociedad General de Aguas de Barcelona SA, Class A(a)	13,237	532,792
Sol Melia SA(a)	7,338	111,791
		41,967,656
Sweden — 2.7%
Electrolux AB	9,100	152,765
Lundin Petroleum AB*	16,000	167,100
Mo Och Domsjoe AB (MoDo) Series B(a)	10,400	386,186
NCC AB	5,400	116,134
Nordea AB	401,950	6,716,580
Skandinaviska Enskilda Banken AB Series A	46,300	1,185,581
SSAB Svenskt Stal AB Series A	24,000	653,546
SSAB Svenskt Stal AB Series B	3,900	95,943
Svenska Cellulosa AB (SCA) Series B*	76,800	1,360,564
Svenska Handelsbanken AB Series A	50,200	1,607,779
Swedbank AB, Class A	26,700	755,988
Tele2 AB, Class B	59,800	1,198,184
TeliaSonera AB	374,250	3,503,238
Trelleborg AB Series B	13,200	276,736
Volvo AB Series A	33,800	564,798
Volvo AB Series B	91,100	1,529,328
		20,270,450
Switzerland — 6.0%
Adecco SA	17,796	962,774
Baloise Holdings Ltd.	14,302	1,408,535
Banque Cantonale Vaudoise	1,400	619,529
Ciba Specialty Chemicals AG	11,200	519,366
Clariant AG*	21,639	201,262
Credit Suisse Group	239,579	14,410,926
Ems-Chemie Holding AG	82	12,067
Givaudan SA	1,211	1,166,984
Helvetia Patria Holding	1,240	445,771
Holcim Ltd.	38,754	4,152,153
Luzerner Kantonalbank	700	161,993
Rieter Holding AG	430	189,904
Swiss Life Holding*	5,438	1,359,320
Swiss Re	58,277	4,141,134
Syngenta AG	15,535	3,958,705
UBS AG	77,807	3,601,190
Valiant Holding	2,700	421,640
Zurich Financial Services	27,475	8,069,105
		45,802,358
United Kingdom — 20.8%
Alliance & Leicester Group Treasury Plc(a)	11,000	141,890
Amlin Plc(a)*	54,900	325,666
Amlin Plc, B Shares(a)(b)*	61,764	27,540
Anglo American Plc	14,654	898,444

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
Arriva Plc	12,620	$199,715
Associated British Foods Plc	101,883	1,824,261
Aviva Plc	627,404	8,405,169
BAE Systems Plc	134,712	1,335,426
Barclays Plc	668,426	6,706,068
Barratt Developments Plc	46,586	422,404
Bellway Plc	12,000	199,100
Bradford & Bingley Plc(a)	82,883	442,165
British Airways Plc*	173,882	1,072,136
Cable & Wireless Plc	341,025	1,262,651
Carnival Plc	39,675	1,752,501
Compass Group Plc	42,011	257,990
DSG International Plc	305,148	602,872
easyJet Plc*	57,000	696,103
Enterprise Inns Plc	37,385	362,419
Friends Provident Plc	332,054	1,080,052
GKN Plc	115,118	646,214
Greene King Plc	20,826	331,650
HBOS Plc	902,200	13,200,009
HSBC Holdings Plc	496,882	8,328,167
International Power Plc	150,973	1,362,890
Invesco Ltd.*	79,082	2,471,312
ITV Plc	809,205	1,375,626
J Sainsbury Plc	280,691	2,376,057
Kingfisher Plc	143,816	416,824
Ladbrokes Plc	70,090	451,002
Legal & General Group Plc	1,343,920	3,493,821
Marston’s Plc	38,800	255,842
Meggitt Plc	113,775	753,614
Millennium & Copthorne Hotels Plc	42,655	346,853
Mitchells & Butlers Plc	66,257	559,219
Old Mutual Plc	894,805	2,985,290
Pearson Plc	168,084	2,449,185
Punch Taverns Plc	42,219	642,495
Resolution Plc	117,318	1,662,757
Rexam Plc	133,646	1,113,360
Rolls-Royce Group Plc	49,293	535,750
Royal & Sun Alliance Insurance Group Plc	680,883	2,008,652
Royal Bank of Scotland Group Plc	2,104,432	18,599,529
Royal Dutch Shell Plc	161,988	6,739,275
Schroders Plc	11,172	289,552
Scottish & Newcastle Plc	152,226	2,246,902
Signet Group Plc	509	707
Taylor Woodrow Plc	184,149	745,048
Trinity Mirror Plc	42,590	295,457
Vodafone Group Plc	10,893,390	40,723,277
Whitbread Plc	16,416	457,488
William Morrison Supermarkets Plc	457,929	2,935,203
WPP Group Plc	201,712	2,597,886
Xstrata	80,556	5,692,595
		157,104,080
TOTAL COMMON STOCKS (Identified Cost $513,699,628)		751,216,461
RIGHTS & WARRANTS — 0.0%
Hong Kong — 0.0%
Wharf Holdings Ltd.(a)*	34,250	47,000

TOTAL RIGHTS & WARRANTS (Identified Cost $0)		47,000
SHORT-TERM INVESTMENTS— 0.4%
Other — 0.4%
SSgA Government Money Market Fund	2	$2
SSgA Money Market Fund	3,411,000	3,411,000
		3,411,002

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,411,002)		3,411,002

	SHARES/ PAR	VALUE†
COLLATERAL FOR SECURITIES ON LOAN—10.6%
Short Term-10.6%
State Street Navigator Prime Portfolio	79,946,835	79,946,835
Federal Home Loan Bank, 5.000% due 02/29/08	1,472	1,499
Federal Home Loan Bank, 4.875% due 03/05/08	789	803
Federal Home Loan Mortgage Corp., 4.750% due 03/05/09	216	222
Federal Home Loan Mortgage Corp., 5.125% due 08/23/10	18	19
Federal Home Loan Mortgage Corp., 6.625% due 09/15/09	244,309	260,841
U.S. Treasury Bond, 2.375% due 01/15/25	106	125
U.S. Treasury Bond, 2.375% due 01/15/27	42	45
U.S. Treasury Bond, 3.625% due 04/15/28	915	1,512
U.S. Treasury Bond, 3.875% due 04/15/29	502	852
U.S. Treasury Bond, 6.000% due 02/15/26	216	258
U.S. Treasury Bond, 6.125% due 11/15/27	11,820	14,309
U.S. Treasury Bond, 6.625% due 02/15/27	1	2
U.S. Treasury Bond, 7.625% due 02/15/25	2	3
U.S. Treasury Bond, 7.875% due 02/15/21	3,850	5,267
U.S. Treasury Bond, 8.000% due 11/15/21	10,722	14,703
U.S. Treasury Bond, 8.125% due 08/15/19	23,962	32,886
U.S. Treasury Bond, 8.125% due 08/15/21	3,118	4,369
U.S Treasury Bond, 8.875% due 02/15/19	1,091	1,564
U.S. Treasury Bond, 8.750% due 08/15/20	126	182
U.S. Treasury Bond, 11.750% due 11/15/14	3,535	4,138
U.S. Treasury Note, .875% due 04/15/10	25,937	28,585
U.S. Treasury Note, 1.875% due 07/15/13	12,009	14,217
U.S. Treasury Note, 1.875% due 07/15/15	223,579	247,199
U.S. Treasury Note, 2.000% due 04/15/12	3,823	4,101
U.S. Treasury Note, 2.000% due 07/15/14	4,372	5,056
U.S. Treasury Note, 2.000% due 01/15/16	718	784
U.S. Treasury Note, 2.375% due 04/15/11	183	201
U.S. Treasury Note, 2.375% due 01/15/17	7,645	8,463
U.S. Treasury Note, 2.500% due 07/15/16	158	169
U.S. Treasury Note, 3.000% due 07/15/12	225	287
U.S. Treasury Note, 3.625% due 01/15/08	70	93
U.S. Treasury Note, 3.875% due 01/15/09	738	986
U.S. Treasury Note, 4.250% due 01/15/10	1,896	2,561
U.S. Treasury Strip .010% due 02/15/23	4,876	2,408

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $80,605,544)		80,605,544

Total Investments — 110.3% (Identified Cost $597,716,174)#	835,280,007

Cash and Other Assets, Less liabilities — (10.3)%	(78,393,188)
Net Assets — 100.0%	$756,886,819

†	See Note 1.
*	Non-income producing security.
#

At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $597,716,174. Net unrealized appreciation aggregated $237,563,833 of which $254,294,893 related to appreciated investment securities and $16,731,060 related to depreciated investment securities.

(a)	A portion or all of the security was held on loan. As of December 31, 2007, the market value of the securities loaned was $76,619,132.
(b)	Securities were fair valued by management. Total market value for such investments amounted to $27,540, which represents less than 0.01% of net assets.

Country Weightings (% of portfolio market value)

See notes to financial statements.

SA Emerging Markets Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 94.6%
Brazil — 5.4%
Aracruz Celulose SA, ADR	3,900	$289,965
Braskem SA, ADR	10,100	163,216
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	2,500	92,400
Gerdau SA, ADR	28,400	823,884
Perdigao SA, ADR	5,200	256,048
Sadia SA, ADR	4,300	245,960
Ultrapar Participacoes SA, ADR	1,800	62,352
Votorantim Celulose e Papel SA, ADR	8,900	265,309
		2,199,134
Chile — 4.9%
Banco de Credito e Inversiones	2,492	74,818
Cementos Bio-Bio SA	17,765	39,244
Compania de Telecomunicaciones de Chile SA, ADR	18,700	139,502
Compania SudAmericana de Vapores SA, ADR*	32,487	71,113
Corpbanca SA, ADR	1,900	68,172
Cristalerias de Chile	4,091	49,294
Distribucion y Servicio D&S SA, ADR	2,100	63,651
Empresas CMPC SA	8,465	319,594
Empresas Copec SA	28,567	510,586
Enersis SA, ADR	29,100	466,473
Industrias Forestales SA	163,876	43,606
Madeco SA, ADR*	4,000	46,960
Masisa SA	353,117	70,914
		1,963,927
China — 8.9%
Bank of China Ltd., H Shares	1,051,000	508,153
Beijing Enterprises Holdings Ltd.	14,000	66,971
Chaoda Modern Agriculture Holdings Ltd.	112,725	102,498
China Foods Ltd.*	66,000	49,178
China Petroleum & Chemical Corp., ADR	1,100	163,020
China Resources Enterprise Ltd.	38,000	160,823
China Shipping Container Lines Co., Ltd., H Shares	130,200	76,643
China Travel International Investment Hong Kong Ltd.	132,000	87,014
China Unicom Ltd.	14,400	322,560
China Unicom Ltd., ADR	42,000	96,201
Citic Pacific Ltd.	47,000	260,093
CNPC Hong Kong Ltd.	70,000	44,797
Cosco Pacific Ltd.	38,000	100,393
Dalian Port (PDA) Co., Ltd., H Shares	68,000	51,889
Denway Motors Ltd.	178,000	113,228
Dongfeng Motor Group Co., Ltd., H Shares	92,000	64,893
Guangshen Railway Co., Ltd., Class A	1,200	42,768
Hunan Non-Ferrous Metal Corp., Ltd., H Shares	44,000	27,763
Maanshan Iron & Steel Co., Ltd., H Shares	56,000	37,274
Minmetals Resources Ltd.	60,000	32,780
Neo-China Land Group Holdings Ltd.	42,500	37,609
PetroChina Co., Ltd., ADR	2,300	403,581
Semiconductor Manufacturing International Corp.*	534,000	56,157
Semiconductor Manufacturing International Corp., ADR*	7,700	39,963
Shanghai Electric Group Co., Ltd., H Shares	40,000	33,806
Shanghai Industrial Holdings Ltd.	19,000	83,214
Shenzhen International Holdings Ltd.	297,500	40,061
Shenzhen Investment Ltd.	122,000	87,306
Shimao Property Holdings Ltd.	43,000	109,631
Sinopec Shanghai Petrochemical Co., Ltd., ADR	1,300	$79,378
Sinopec Yizheng Chemical Fibre Co., Ltd., H Shares*	98,000	33,809
Sinotrans Ltd., H Shares	106,000	46,764
Travelsky Technology Ltd., H Shares	42,000	44,600
Weiqiao Textile Co., Ltd., H Shares	27,000	38,644
ZTE Corp., H Shares	10,200	54,941
		3,598,403
Czech Republic — 1.2%
Telefonica O2 Czech Republic AS	11,037	330,756
Unipetrol AS*	7,412	138,857
		469,613
Hungary — 2.3%
Egis Gyogyszergyar Nyrt.	2,283	247,501
Fotex Nyrt.*	10,261	52,697
MOL Hungarian Oil and Gas Nyrt.	2,700	382,496
Pannonplast Nyrt.*	6,825	67,102
RABA Automotive Holding Nyrt.*	4,692	51,287
Richter Gedeon Nyrt.	528	126,726
		927,809
India — 7.4%
Dr. Reddy’s Laboratories Ltd., ADR	10,400	188,864
ICICI Bank Ltd., ADR	24,400	1,500,600
Reliance Industries Ltd., GDR, 144A	7,815	1,154,666
Videsh Sanchar Nigam Ltd., ADR	3,800	143,108
		2,987,238
Indonesia — 2.8%
PT Astra International Tbk	216,000	627,820
PT Bank Niaga Tbk	535,500	51,312
PT Bank Pan Indonesia Tbk*	422,000	30,552
PT Gudang Garam Tbk	102,500	92,760
PT Indofood Sukses Makmur Tbk	673,000	184,507
PT Medco Energi Internasional Tbk	254,000	139,271
		1,126,222
Israel — 3.3%
Bank Hapoalim B.M.	86,637	432,622
Bank Leumi Le-Israel	78,549	381,623
Clal Insurance Enterprise Holdings Ltd.	1,809	49,208
Discount Investment Corp.	2,953	94,367
Elron Electronic Industries Ltd.*	3,431	36,378
IDB Development Corp., Ltd.	1,389	52,687
Koor Industries Ltd.	1,601	133,105
Mizrahi Tefahot Bank Ltd.	13,216	103,009
Retalix Ltd.*	2,522	40,166
		1,323,165
Korea — 11.7%
Cheil Industries, Inc.*	1,340	74,870
CJ Corp.*	452	39,838
Daegu Bank*	2,880	47,844
Daelim Industrial Co., Ltd.*	239	45,704
Daewoo Motor Sales Corp.*	1,240	50,935
Daishin Securities Co.	1,020	32,255
Dongkuk Steel Mill Co., Ltd.*	1,440	73,150
GS Holdings Corp.*	1,000	62,069
Hana Financial Group, Inc.	2,990	160,991
Hanjin Shipping Co., Ltd.*	1,860	79,086
Hankook Tire Co., Ltd.*	1,300	24,860
Hanwha Chemical Corp.*	1,590	31,425
Honam Petrochemical Corp.*	640	72,133
Hynix Semiconductor, Inc.*	4,070	112,832
Hyosung Corp.*	1,070	66,871

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Hyundai Department Store Co., Ltd.*	765	$97,254
Hyundai Motor Co.*	5,441	416,191
Hyundai Securities Co., Ltd.	2,047	50,298
Hyundai Steel Co.*	1,280	108,028
KCC Corp.	90	50,670
Kia Motors Corp.*	5,780	62,366
Kookmin Bank, ADR*	4,700	344,604
Korea Exchange Bank*	3,270	50,654
Korean Air Lines Co., Ltd.*	620	50,869
KT Freetel Co., Ltd.*	3,000	97,270
LG Chem Ltd.*	930	89,021
LG Corp.*	600	44,805
LG Dacom Corp.*	2,090	47,558
LG Electronics, Inc.*	1,144	122,216
Lotte Chilsung Beverage Co., Ltd.*	40	44,827
Lotte Confectionery Co., Ltd.*	20	36,109
LS Cable Ltd.*	680	65,454
Nong Shim Co., Ltd.*	200	41,558
Pusan Bank*	3,420	57,362
Samsung Corp.*	3,630	279,216
Samsung Electronics Co., Ltd.	500	296,993
Samsung Electronics Co., Ltd., GDR, 144A	1,000	292,750
Samsung SDI Co., Ltd.*	1,260	89,514
Shinhan Financial Group Co., Ltd., ADR*	4,103	470,450
SK Corp.*	655	138,550
SK Energy Co., Ltd.*	724	139,997
Ssangyong Cement Industrial Co., Ltd.*	3,330	57,632
Taihan Electric Wire Co., Ltd.*	990	51,824
Woori Investment & Securities Co., Ltd.	1,450	40,818
		4,709,721
Malaysia — 4.7%
Affin Holdings Berhad	37,000	28,978
AMMB Holdings Berhad	157,612	181,109
Bandar Raya Developments Berhad	56,300	54,138
Batu Kawan Berhad	18,800	64,808
Berjaya Land Berhad	53,800	107,372
Boustead Holdings Berhad	29,600	57,732
DRB-Hicom Berhad	44,100	21,203
EON Capital Berhad	12,900	25,745
HAP Seng Consolidated Berhad	52,400	42,465
Hong Leong Financial Group Berhad	26,900	48,806
IGB Corp. Berhad	98,300	67,178
IJM Corp. Berhad	59,400	154,472
KLCC Property Holdings Berhad	72,000	76,202
Kulim (Malaysia) Berhad	24,500	58,898
MISC Berhad	67,700	202,670
Mulpha International Berhad*	89,600	42,267
Oriental Holdings Berhad	30,300	60,472
OSK Holdings Berhad	65,200	45,741
Pos Malaysia & Services Holdings Berhad*	38,700	28,554
PPB Group Berhad	54,800	182,280
Proton Holdings Berhad*	27,000	30,045
Sarawak Energy Bhd Berhad	74,900	54,357
Shell Refining Co. Berhad	8,600	29,386
TA Enterprise Berhad	92,600	35,842
Ubg Berhad	27,000	16,247
YTL Corp. Berhad*	82,100	196,126
		1,913,093
Mexico — 10.3%
Alfa, SAB	31,400	202,826
Cemex SAB de CV, ADR*	52,853	1,366,250
Coca-Cola Femsa, SAB de CV, ADR	3,000	147,840
Controladora Comercial Mexicana SA de CV	28,500	$71,809
Empresas ICA SAB de CV, ADR*	8,400	221,760
Fomento Economico Mexicano, SAB de CV	20,700	790,119
Gruma SAB, ADR	6,700	89,579
Grupo Aeroportuario del Pacifico SA de CV, ADR	5,600	249,928
Grupo Aeroportuario del Sureste SAB de CV	1,900	116,318
Grupo Carso SAB de CV, Series A1	15,300	57,910
Grupo Cementos de Chihuahua, SA de CV	17,800	112,450
Grupo Financiero Inbursa, SA de CV	181,900	499,986
Industrias CH, SA, Series B*	22,900	96,515
Organizacion Soriana SAB de CV	53,700	141,061
		4,164,351
Philippines — 0.7%
Filinvest Land, Inc.*	2,864,000	94,368
First Philippine Holdings Corp.	45,700	80,273
Metropolitan Bank & Trust Co.	56,000	73,943
Petron Corp.	390,000	53,858
		302,442
Poland — 3.4%
Agora SA	3,752	84,671
Asseco Poland SA	3,365	100,566
Bank Pekao SA	2,547	235,090
Bank Przemyslowo-Handlowy BPH	772	32,646
Echo Investment Holdings Ltd.*	13,010	42,162
Grupa Lotos SA	4,590	83,053
Kredyt Bank SA	9,268	88,559
Orbis SA	4,225	119,396
Polski Koncern Naftowy Orlen SA*	28,637	604,331
		1,390,474
South Africa — 11.0%
AECI Ltd.	6,832	78,973
African Rainbow Minerals Ltd.	7,459	165,893
Aveng Ltd.	25,948	231,029
AVI Ltd.	16,387	48,075
Barloworld Ltd.	9,215	145,216
Caxton & CTP Publishers & Printers Ltd.	18,814	45,477
DataTec Ltd.*	6,000	28,945
Ellerine Holdings Ltd.	2,180	26,475
Freeworld Coatings Ltd.*	9,215	14,225
Gold Fields Ltd.	39,700	563,740
Harmony Gold Mining Co., Ltd., ADR*	12,200	125,782
Imperial Holdings Ltd.	8,177	124,886
JD Group Ltd.	4,910	36,640
Liberty Group Ltd.	8,197	107,645
Metropolitan Holdings Ltd.	33,235	73,382
Mittal Steel South Africa Ltd.	13,819	276,002
Nampak Ltd.*	26,210	82,453
Nedbank Group Ltd.	13,484	268,324
Pretoria Portland Cement Co., Ltd.	10,722	68,590
Sanlam Ltd.	161,255	536,781
Sappi Ltd., ADR	8,200	118,244
Sasol, ADR	18,600	920,142
Standard Bank Group Ltd.	8,229	120,503
Steinhoff International Holdings Ltd.*	47,166	133,885
Telkom South Africa Ltd., ADR	1,000	80,450
		4,421,757
Taiwan — 10.9%
Qisda Corp.*	82,800	91,392
Cathay Real Estate Development Co., Ltd.	100,000	46,555
Chang Hwa Commercial Bank	106,000	58,009
Chi Mei Optoelectronics Corp.	100,880	141,517

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
China Airlines	118,432	$53,128
China Development Financial Holding Corp.	520,270	205,320
China Manmade Fibers Corp.*	89,000	31,968
China Motor Corp.	39,195	29,546
China Petrochemical Development Corp.*	72,000	27,748
Chinatrust Financial Holding Co., Ltd.*	260,000	184,772
Chunghwa Picture Tubes Ltd.*	318,000	110,299
CMC Magnetics Corp.*	165,000	57,485
E.Sun Financial Holding Co., Ltd.*	221,000	114,811
Elitegroup Computer System Co., Ltd.*	39,000	16,353
EVA Airways Corp.*	177,000	73,672
Evergreen International Storage & Transport Corp.	67,000	31,295
Evergreen Marine Corp.	38,000	34,679
Far Eastern Department Stores Ltd.	89,440	108,234
Far Eastern International Bank*	77,000	24,808
First Financial Holding Co., Ltd.	114,240	84,356
Formosa Taffeta Co., Ltd.	67,000	67,548
Fubon Financial Holding Co., Ltd.	201,000	178,477
Gigabyte Technology Co., Ltd.	27,000	17,440
Goldsun Development & Construction Co., Ltd.	45,320	20,191
Hua Nan Financial Holdings Co., Ltd.	117,000	76,835
Inventec Co., Ltd.	118,000	68,396
King Yuan Electronics Co., Ltd.	40,000	19,485
Macronix International Co., Ltd.	61,054	28,142
Mega Financial Holding Co., Ltd.	580,000	356,750
Micro-Star International Co., Ltd.	69,945	59,196
Nanya Technology Corp.	134,000	75,605
Ritek Corp.*	130,000	30,862
Silicon Integrated Systems Corp.	52,000	18,117
SinoPac Financial Holdings Co., Ltd.	443,000	165,948
Ta Chong Bank Co., Ltd.*	171,000	52,458
Taichung Commercial Bank*	108,000	43,454
Tainan Spinning Co., Ltd.	56,000	22,273
Taishin Financial Holdings Co., Ltd.*	202,000	83,766
Taiwan Business Bank*	120,000	36,924
Taiwan Cooperative Bank	198,700	141,209
Taiwan Glass Industrial Corp.	64,664	70,377
Tatung Co., Ltd.*	185,000	89,835
Teco Electric & Machinery Co., Ltd.	49,000	24,474
Ton Yi Industrial Corp.	59,000	24,466
United Microelectronics Corp.	734,295	456,182
Walsin Lihwa Corp.	149,000	61,558
Walsin Technology Corp.	50,000	35,456
Waterland Financial Holdings	155,000	50,178
Winbond Electronics Corp.	311,000	86,201
Yageo Corp.	227,000	79,785
Yang Ming Marine Transport	62,287	48,202
Yieh Phui Enterprise	112,000	41,092
Yuen Foong Yu Paper Manufacturing Co., Ltd.	142,410	53,347
Yulon Motor Co., Ltd.	212,111	203,384
		4,413,560
Thailand — 3.0%
Bangkok Bank, PCL	109,000	381,832
Bangkok Expressway, PCL	63,900	45,148
Charoen Pokphand Foods, PCL	681,600	93,079
Kiatnakin Bank, PCL	53,300	43,118
Krung Thai Bank, PCL	358,700	104,889
PTT Chemical, PCL	48,400	178,168
Regional Container Lines, PCL	53,300	47,074
Siam Commercial Bank, PCL	40,000	$101,529
Thai Plastic & Chemical, PCL	75,800	44,780
Thai Union Frozen Products, PCL	68,600	45,822
Thanachart Capital, PCL	112,400	48,717
TMB Bank, PCL*	1,192,291	49,553
TPI Polene, PCL	113,900	25,191
		1,208,900
Turkey — 2.7%
Aksigorta AS	14,835	87,320
Dogan Sirketler Grubu Holding AS*	51,522	97,572
Eregli Demir ve Celik Fabrikalari TAS	23,839	209,462
Koc Holding AS*	16,295	88,269
Trakya Cam Sanayii AS	13,325	31,828
Turk Sise ve Cam Fabrikalari AS	41,186	82,916
Turkiye Is Bankasi	75,756	474,990
		1,072,357
TOTAL COMMON STOCKS (Identified Cost $35,581,466)		38,192,166
PREFERRED STOCK — 4.1%
Brazil — 4.1%
Acesita SA	2,100	116,208
Klabin SA	30,000	111,405
Metalurgica Gerdau SA	11,300	450,730
Suzano Papel e Celulose SA	10,000	162,921
Telemar Norte Leste SA, Class A	3,900	150,084
Usinas Siderurgicas de Minas Gerais SA, Class A	14,250	652,458
		1,643,806
TOTAL PREFERRED STOCK (Identified Cost $1,221,032)		1,643,806
RIGHTS & WARRANTS— 0.0%
China — 0.0%
The Wing Fat Printing Co., Ltd. (a)*	190	0

Malaysia — 0.0%
YTL Corp. Berhad (a)*	5,473	2,814

TOTAL RIGHTS & WARRANTS (Identified Cost $0)		2,814
SHORT-TERM INVESTMENTS — 1.7%
Other — 1.7%
SSgA Government Money Market Fund	83	83
SSgA Money Market Fund	687,544	687,544
		687,627
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $687,627)		687,627
Total Investments — 100.4% (Identified Cost $37,490,125)#		40,526,413
Liabilities, Less Cash and Other Assets — (0.4%)		(171,659)
Net Assets — 100.0%		$40,354,754

See notes to financial statements.

	†	See Note 1.
	*	Non-income producing security.
#

At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $37,490,125.  Net unrealized appreciation aggregated $3,036,288 of which $5,100,007 related to appreciated investment securities and $2,063,719 related to depreciated investment securities.

	(a)	Securities were fair valued by management. Total market value for such investments amounted to $2,814, which represents less than 0.01% of net assets.

Key to abbreviations:
ADR	-	American Depositary Receipts
GDR	-	Global Depositary Receipts
144A	-	Securities exempt from registration under Rule 144A of the Securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Country Weightings (% of portfolio market value)

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2007 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 97.0%
Real Estate Investment Trusts — 97.0%
Acadia Realty Trust	4,300	$110,123
Agree Realty Corp.	1,000	30,100
Alexander’s, Inc.*	600	211,950
Alexandria Real Estate Equities, Inc.	4,300	437,181
AMB Property Corp.	12,891	742,006
American Campus Communities, Inc.	3,700	99,345
American Financial Realty Trust	15,100	121,102
American Land Lease, Inc.	700	13,881
Apartment Investment & Management Co.	11,215	389,497
Ashford Hospitality Trust	13,800	99,222
Associated Estates Realty Corp.	1,400	13,216
AvalonBay Communities, Inc.	10,716	1,008,804
BioMed Realty Trust, Inc.	7,900	183,043
Boston Properties, Inc.	14,411	1,323,074
Brandywine Realty Trust	9,800	175,714
BRE Properties, Inc.	6,750	273,577
Camden Property Trust	7,400	356,310
CBL & Associates Properties, Inc.	8,300	198,453
Cedar Shopping Centers, Inc.	6,000	61,380
Colonial Properties Trust	5,625	127,294
Corporate Office Properties Trust	5,800	182,700
Cousins Properties, Inc.	6,900	152,490
DCT Industrial Trust, Inc.	18,991	176,806
Developers Diversified Realty Corp.	16,300	624,127
DiamondRock Hospitality Co.	12,124	181,617
Digital Realty Trust, Inc.	8,210	315,018
Douglas Emmett, Inc.	14,600	330,106
Duke Realty Corp.	18,211	474,943
EastGroup Properties, Inc.	2,900	121,365
Education Realty Trust, Inc.	3,700	41,588
Entertainment Properties Trust	3,700	173,900
Equity Lifestyle Properties, Inc.	3,200	146,144
Equity One, Inc.	9,800	225,694
Equity Residential	29,800	1,086,806
Essex Property Trust, Inc.	3,300	321,717
Extra Space Storage, Inc.	8,600	122,894
Federal Realty Investment Trust	7,451	612,100
FelCor Lodging Trust, Inc.	8,100	126,279
Feldman Mall Properties, Inc.	500	1,845
First Industrial Realty Trust, Inc.	6,000	207,600
First Potomac Realty Trust	2,700	46,683
General Growth Properties, Inc.	26,806	1,103,871
Glimcher Realty Trust	5,000	71,450
GMH Communities Trust	4,900	27,048
Hersha Hospitality Trust	4,700	44,650
Home Properties, Inc.	4,400	197,340
Hospitality Properties Trust	12,100	389,862
Host Hotels & Resorts, Inc.	57,472	979,323
HRPT Properties Trust	24,800	191,704
Inland Real Estate Corp.	7,900	111,864
Kilroy Realty Corp.	4,300	236,328
Kimco Realty Corp.	27,831	1,013,048
Kite Realty Group Trust	3,200	48,864
LaSalle Hotel Properties	5,300	169,070
Lexington Realty Trust	8,500	123,590
Liberty Property Trust	12,085	348,169
Mack-Cali Realty Corp.	9,000	306,000
Maguire Properties, Inc.	6,300	185,661
Mid-America Apartment Communities, Inc.	3,400	145,350
Mission West Properties, Inc.	2,200	20,922
Monmouth Real Estate Investment Corp., Class A	2,147	17,391
National Retail Properties, Inc.	8,800	205,744
One Liberty Properties, Inc.	1,000	18,370
Parkway Properties, Inc.	1,900	$70,262
Pennsylvania Real Estate Investment Trust	5,100	151,368
Post Properties, Inc.	5,800	203,696
ProLogis	28,302	1,793,781
PS Business Parks, Inc.	2,600	136,630
Public Storage	18,853	1,383,999
Ramco-Gershenson Properties Trust	2,400	51,288
Realty Income Corp.	13,000	351,260
Regency Centers Corp.	8,900	573,961
Saul Centers, Inc.	2,400	128,232
Senior Housing Properties Trust	9,300	210,924
Simon Property Group, Inc.	24,571	2,134,237
SL Green Realty Corp.	7,900	738,334
Sovran Self Storage, Inc.	2,900	116,290
Strategic Hotels & Resorts, Inc.	9,400	157,262
Sun Communities, Inc.	2,400	50,568
Sunstone Hotel Investors, Inc.	7,900	144,491
Supertel Hospitality, Inc.	2,197	13,490
Tanger Factory Outlet Centers, Inc.	4,100	154,611
Taubman Centers, Inc.	6,923	340,542
The Macerich Co.	9,528	677,060
U-Store-It Trust	6,500	59,540
UDR, Inc.	15,200	301,720
UMH Properties, Inc.	700	8,260
Urstadt Biddle Properties	900	13,644
Urstadt Biddle Properties, Class A	2,100	32,550
Vornado Realty Trust	18,937	1,665,509
Washington Real Estate Investment Trust	6,200	194,742
Weingarten Realty Investors	11,300	355,272
Winthrop Realty Trust	7,400	39,146
		29,855,982
TOTAL COMMON STOCKS (Identified Cost $36,495,997)		29,855,982
SHORT-TERM INVESTMENTS — 4.6%
Other — 4.6%
SSgA Government Money Market Fund	279	279
SSgA Money Market Fund	1,415,253	1,415,253
		1,415,532
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,415,532)		1,415,532
Total Investments — 101.6% (Identified Cost $37,911,529)#		31,271,514
Liabilities, Less Cash and Other Assets — (1.6%)		(494,262)
Net Assets — 100.0%		$30,777,252

†	See Note 1.
*	Non-income producing security.
#

At December 31, 2007 the aggregate cost of investment securities for income tax purposes was $37,911,529. Net unrealized depreciation aggregated $6,640,015 of which $33,086 related to appreciated investment securities and $6,673,101related to depreciated investment securities.

Portfolio Sectors (% of portfolio market value)

See notes to financial statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (74.5%)
Consumer Discretionary — (17.7%)
* #	ABILIT Corp.	110,900	$224,327
#	Aeon Fantasy Co., Ltd.	62,032	1,041,541
#	Ahresty Corp.	77,200	1,236,616
#	Ai Holdings Corp.	187,600	1,265,530
	Aichi Machine Industry Co., Ltd.	292,000	580,257
	Aigan Co., Ltd.	63,200	401,029
	Aisan Industry Co., Ltd.	191,300	2,301,087
#	Akebono Brake Industry Co., Ltd.	386,000	2,361,011
#	Akindo Sushiro Co., Ltd.	18,400	523,147
#	Alpha Corp.	31,700	512,044
	Alpine Electronics, Inc.	231,700	3,882,239
#	Amiyaki Tei Co., Ltd.	245	552,658
#	Amuse, Inc.	25,000	498,497
#	Anrakutei Co., Ltd.	50,000	315,160
#	AOI Advertising Promotion, Inc.	39,000	228,107
#	AOKI Holdings, Inc.	166,900	2,921,549
	Araya Industrial Co., Ltd.	209,000	475,032
#	Arealink Co., Ltd.	3,000	970,815
* #	Asahi Tec Corp.	854,000	847,242
	Ashimori Industry Co., Ltd.	182,000	323,747
#	Asti Corp.	50,000	140,531
* #	Atom Corp.	133,200	510,459
	Atsugi Co., Ltd.	719,000	893,540
#	Aucnet, Inc.	31,600	524,583
	Autobacs Seven Co., Ltd.	33,400	672,898
#	Avex Group Holdings, Inc.	155,500	1,939,603
*	Banners Co., Ltd.	86,000	25,385
#	Belluna Co., Ltd.	194,060	1,350,581
#	Best Denki Co., Ltd.	280,500	1,896,008
#	Bookoff Corp.	65,000	381,942
#	Calsonic Kansei Corp.	458,000	2,333,234
	Catena Corp.	92,000	176,548
#	Chiyoda Co., Ltd.	145,000	2,524,780
#	Chofu Seisakusho Co., Ltd.	127,700	1,987,967
*	Chori Co., Ltd.	597,000	606,400
	Chuo Corp.	81,000	243,995
	Chuo Spring Co., Ltd.	210,000	760,956
	Circle K Sunkus Co., Ltd.	64,100	947,461
#	Clarion Co., Ltd.	933,000	2,386,331

#	Cleanup Corp.	160,000	1,028,572
#	Colowide Co., Ltd.	205,450	981,579
* #	Columbia Music Entertainment, Inc.	477,000	304,142
	Corona Corp.	101,200	1,285,936
	Cross Plus, Inc.	22,000	238,249
#	Culture Convenience Club Co., Ltd.	463,900	2,472,556
#	Cybozu, Inc.	1,538	558,085
#	D&M Holdings, Inc.	314,000	1,289,258
	Daido Kogyo Co., Ltd.	145,000	327,164
#	Daido Metal Co., Ltd.	147,000	751,081
#	Daidoh, Ltd.	129,000	1,588,897
	Daifuku Co., Ltd.	93,000	1,310,961
	Daikoku Denki Co., Ltd.	50,700	503,042
#	Daikyo, Inc.	283,236	813,616
	Daimaruenawin Co., Ltd	400	2,532
	Dainichi Co., Ltd.	59,200	406,621
	Daisyo Corp.	74,200	997,632
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	67,539
#	Daiwa Seiko, Inc.	444,000	794,956
#	Daiwabo Co., Ltd.	478,000	1,478,381
	DCM Japan Holdings Co., Ltd.	95,800	652,161
#	Descente, Ltd.	270,000	1,385,376
* #	DIA Kensetsu Co., Ltd.	484,600	133,390
#	Don Quijote Co., Ltd.	57,900	1,140,016
#	Doshisha Co., Ltd.	66,600	1,182,822
* #	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	2,909,683
	Dynic Corp.	127,000	251,561
#	Eagle Industry Co., Ltd.	170,000	1,926,918
* #	Econach Co., Ltd.	177,000	131,183
	Edion Corp.	89,000	952,285
	Eikoh, Inc.	41,800	148,689
	Exedy Corp.	123,700	4,164,642
#	Ezaki Glico Co., Ltd.	89,000	866,181
	F&A Aqua Holdings, Inc.	62,238	431,404
	Fine Sinter Co., Ltd.	49,000	191,852
#	Foster Electric Co., Ltd.	84,100	2,311,332
#	France Bed Holdings Co., Ltd.	826,000	1,162,878
#	Fuji Co., Ltd.	120,400	1,877,199
#	Fuji Corp., Ltd.	117,000	400,925
#	Fuji Kiko Co., Ltd.	151,000	294,813
#	Fuji Kyuko Co., Ltd.	378,000	1,335,751
	Fuji Oozx, Inc.	6,000	21,695
* #	Fujibo Holdings, Inc.	332,000	485,162
*	Fujii & Co., Ltd.	44,000	394
	Fujikura Rubber, Ltd.	74,000	384,420
#	Fujita Kanko, Inc.	412,100	3,117,769
	Fujitsu Business Systems, Ltd.	90,900	1,062,298
* #	Fujitsu General, Ltd.	348,000	1,801,652
	Funai Electric Co., Ltd.	10,200	441,602
* #	Furukawa Battery Co., Ltd.	73,000	119,874
	G-7 Holdings, Inc.	29,200	135,346
*	Gajoen Kanko	37,000	—

#	Gakken Co., Ltd.	363,000	805,211
#	Genki Sushi Co., Ltd.	19,200	219,893
#	GEO Co., Ltd.	762	1,369,354
*	Goldwin, Inc.	175,000	307,971
#	Gourmet Kineya Co., Ltd.	68,000	538,613
* #	GSI Creos Corp.	194,000	183,057
#	Gulliver International Co., Ltd.	36,120	2,441,654
	Gunze, Ltd.	193,000	844,205
	Happinet Corp.	37,000	538,884
#	Haruyama Trading Co., Ltd.	49,900	330,973
	Heiwa Corp.	48,100	421,032
	Himaraya Co., Ltd.	38,300	186,849
	HIS Co., Ltd.	118,200	2,094,114
#	Hitachi Powdered Metal Co., Ltd.	97,000	607,487
	Horipro, Inc.	48,200	560,349
	I Metal Technology Co., Ltd.	153,000	271,553
	Ichikawa Co., Ltd.	63,000	223,994
#	Ichikoh Industries, Ltd.	296,000	692,131
#	Image Holdings Co., Ltd.	41,000	161,851
#	Imasen Electric Industrial Co., Ltd.	55,800	877,598
	Imperial Hotel, Ltd.	4,300	202,983
	Impress Holdings, Inc.	1,124	159,689
	Inaba Seisakusho Co., Ltd.	62,400	957,785
	Ishizuka Glass Co., Ltd.	109,000	229,277
*	Izuhakone Railway Co., Ltd.	300	14,501
* #	Izutsuya Co., Ltd.	350,000	337,945
* #	J Front Retailing Co., Ltd.	516,677	4,564,832
#	Janome Sewing Machine Co., Ltd.	668,000	614,306
#	Japan Vilene Co., Ltd.	229,000	1,029,315
#	Jeans Mate Corp.	38,208	316,266
#	Jidosha Buhin Kogyo Co., Ltd.	67,000	350,622
* #	Joban Kosan Co., Ltd.	226,000	348,411
#	Joint Corp.	43,700	842,442
#	Joshin Denki Co., Ltd.	201,000	1,658,672
	Juki Corp.	455,000	2,758,061
	Juntendo Co., Ltd.	35,000	49,683
#	Jyomo Co., Ltd.	186,000	261,423
	Kabuki-Za Co., Ltd.	39,000	1,686,166
#	Kadokawa Holdings, Inc.	94,400	2,712,034
	Kanto Auto Works, Ltd.	243,500	3,127,476
	Kasai Kogyo Co., Ltd.	119,000	347,480
	Kato Sangyo Co., Ltd.	130,700	1,547,090
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	391,055
* #	Kawashima Selkon Textiles Co., Ltd.	289,000	286,294
	Kayaba Industry Co., Ltd.	745,000	4,274,401
	Keihin Corp.	36,200	639,633
#	Keiyo Co., Ltd.	200,400	1,130,171
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,178,774
#	Kenwood Corp.	1,294,000	1,614,694
* #	Kinki Nippon Tourist Co., Ltd.	304,000	527,755
* #	Kinugawa Rubber Industrial Co., Ltd.	203,000	236,032

#	Kisoji Co., Ltd.	89,300	1,699,419
	Koekisha Co., Ltd.	13,600	231,259
#	Kohnan Shoji Co., Ltd.	94,100	1,603,335
#	Kojima Co., Ltd.	130,100	656,188
	Komatsu Seiren Co., Ltd.	148,000	655,526
	Komeri Co., Ltd.	43,700	1,165,214
	Konaka Co., Ltd.	107,760	1,048,581
* #	Kosugi Sangyo Co., Ltd.	416,000	110,907
	Ku Holdings Co., Ltd.	68,200	320,075
	Kura Corp.	79	171,239
	Kurabo Industries, Ltd.	879,000	1,971,853
	Kuraudia Co., Ltd.	4,800	40,461
	Kuroganeya Co., Ltd.	14,000	54,291
	K’s Holdings Corp.	134,372	3,464,244
#	Kyoritsu Maintenance Co., Ltd.	50,960	998,587
#	Kyoto Kimono Yuzen Co., Ltd.	572	464,726
	Kyowa Leather Cloth Co., Ltd.	75,400	404,226
*	Laox Co., Ltd.	206,000	148,715
	Look, Inc.	102,000	142,322
#	Maezawa Kyuso Industries Co., Ltd.	51,700	949,022
* #	Magara Construction Co., Ltd.	135,000	80,467
* #	Mamiya-Op Co., Ltd.	285,000	231,778
	Marche Corp.	23,000	182,423
#	Mars Engineering Corp.	77,900	899,887
	Marubeni Telecom Co., Ltd.	207	160,723
#	Maruei Department Store Co., Ltd.	136,000	351,727
*	Maruishi Holdings Co., Ltd.	214,000	1,916
* #	Maruzen Co., Ltd. (6569583)	329,000	382,087
	Maruzen Co., Ltd. (6573498)	46,000	198,678
#	Matsuya Co., Ltd.	184,600	3,790,353
#	Matsuya Foods Co., Ltd.	66,600	826,657
	Meiwa Industry Co., Ltd.	38,000	97,915
#	Mikuni Corp.	114,000	376,378
* #	Misawa Homes Co., Inc.	128,100	622,252
	Misawa Resort Co., Ltd.	194,000	682,659
#	MISUMI Group, Inc.	76,300	1,324,389
	Mitsuba Corp.	155,690	916,531
#	Mitsui Home Co., Ltd.	228,000	955,726
	Miyuki Keori Co., Ltd.	106,000	287,701
	Mizuno Corp.	462,000	2,940,617
#	MOS Food Services, Inc.	113,000	1,489,813
#	MR Max Corp.	127,200	540,100
	Mutow Co., Ltd.	79,400	326,965
* #	Naigai Co., Ltd.	236,000	176,136
#	Nexyz Corp.	3,700	155,757
#	Nice Holdings, Inc.	409,000	1,260,204
#	Nichimo Corp.	667,000	363,492
	Nichirei Corp.	379,000	1,560,654
#	Nidec Copal Corp.	202,800	2,621,362
#	Nidec Tosok Corp.	62,600	437,576
#	Nihon Eslead Corp.	53,048	691,357
	Nihon Tokushu Toryo Co., Ltd.	56,000	275,099

#	Nihon Unisys, Ltd.	73,500	931,241
	Nikko Travel Co., Ltd.	12,200	43,428
	Nippon Felt Co., Ltd.	69,000	360,416
#	Nippon Piston Ring Co., Ltd.	262,000	418,180
	Nippon Seiki Co., Ltd.	151,400	3,305,683
#	Nishimatsuya Chain Co., Ltd.	228,900	2,508,576
	Nissan Shatai Co., Ltd.	524,300	4,213,189
#	Nissen Holdings Co., Ltd.	213,100	1,323,293
	Nittan Valve Co., Ltd.	85,000	526,404
	Nitto Kako Co., Ltd.	98,000	86,163
	Noritake Co., Ltd.	557,000	2,211,027
#	Noritsu Koki Co., Ltd.	121,100	2,368,380
* #	Omikenshi Co., Ltd.	176,000	103,127
*	Orient Watch Co., Ltd.	12,000	4,404
	Pacific Industrial Co., Ltd.	187,000	883,732
#	PanaHome Corp.	533,200	3,544,823
#	Parco Co., Ltd.	278,300	3,455,817
#	Paris Miki, Inc.	191,900	2,588,233
	Piolax, Inc.	45,600	961,870
	Press Kogyo Co., Ltd.	385,000	1,736,787
#	Q.P. Corp.	109,900	1,143,130
*	Renown, Inc.	162,800	1,171,573
	Resorttrust, Inc.	174,508	3,425,971
#	Rhythm Watch Co., Ltd.	454,000	560,697
#	Right On Co., Ltd.	103,225	1,093,174
#	Riken Corp.	368,000	1,877,898
#	Ringer Hut Co., Ltd.	76,800	991,888
	Roland Corp.	90,700	2,596,372
#	Round One Corp.	1,227	2,431,797
#	Royal Co., Ltd.	142,000	1,475,446
#	Sagami Chain Co., Ltd.	78,000	807,292
	Sagami Co., Ltd.	80,000	92,412
	Sagami Rubber Industries Co., Ltd.	15,000	45,456
#	Saint Marc Holdings Co., Ltd.	38,300	1,548,902
#	Saizeriya Co., Ltd.	176,900	2,601,218
#	Sakai Ovex Co., Ltd.	205,000	240,631
	Sanden Corp.	499,000	2,541,805
#	Sanei-International Co., Ltd.	61,800	1,149,603
	Sankyo Seiko Co., Ltd.	209,000	546,979
#	Sanoh Industrial Co., Ltd.	118,000	831,505
#	Sanrio Co., Ltd.	291,900	2,776,213
*	Sansui Electric Co., Ltd.	4,135,000	257,674
	Sanyo Housing Nagoya Co., Ltd.	363	381,406
#	Sanyo Shokai, Ltd.	474,000	2,534,361
#	Seiko Holdings Corp.	401,407	1,841,028
#	Seiren Co., Ltd.	221,000	1,689,573
	Senshukai Co., Ltd.	164,000	1,731,248
	Shikibo, Ltd.	421,000	456,668
	Shimachu Co., Ltd.	44,900	1,265,023
	Shinyei Kaisha	96,000	180,596
#	Shiroki Co., Ltd.	310,000	941,259
#	Shobunsha Publications, Inc.	53,500	399,184

#	Shochiku Co., Ltd.	438,400	3,183,374
	Showa Corp.	254,100	2,341,171
* #	Silver Seiko, Ltd.	1,091,000	299,050
	SKY Perfect JSAT Corp.	4,196	1,630,226
	SNT Corp.	96,300	619,902
*	Sofmap Co., Ltd.	43,100	126,798
	Soft99 Corp.	73,400	499,104
* #	Solid Group Holdings Co., Ltd.	710,600	288,438
	Sotoh Co., Ltd.	51,000	562,588
	SPK Corp.	16,800	198,903
#	Suminoe Textile Co., Ltd.	267,000	583,049
	Sumitomo Forestry Co., Ltd.	11,666	84,317
	Suzutan Co., Ltd.	26,200	65,297
* #	SxL Corp.	493,000	266,948
	Tachikawa Corp.	50,800	319,619
#	Tachi-S Co., Ltd.	122,640	1,041,449
	Takamatsu Corp.	135,500	1,797,416
#	Taka-Q Co., Ltd.	73,500	155,160
#	TAKE AND GIVE. NEEDS Co., Ltd.	1,213	170,468
#	Tasaki Shinju Co., Ltd.	116,000	404,106
	Taya Co., Ltd.	5,000	35,229
	TBK Co., Ltd.	90,000	474,381
	TDF Corp.	27,000	67,974
#	Tecmo, Ltd.	79,800	929,917
#	Teikoku Piston Ring Co., Ltd.	111,000	1,074,200
	Teikoku Sen-I Co., Ltd.	80,000	285,180
	Telepark Corp.	146	165,146
* #	Ten Allied Co., Ltd.	50,000	160,134
	Tenma Corp.	111,000	1,919,091
#	The Japan General Estate Co., Ltd.	121,900	1,630,153
	The Japan Wool Textile Co., Ltd.	316,000	2,362,796
	Tigers Polymer Corp.	59,000	321,281
	Toabo Corp.	219,000	182,893
#	Toei Co., Ltd.	438,000	2,655,933
* #	Tohoku Misawa Homes Co., Ltd.	37,500	99,560
*	Tokai Kanko Co., Ltd.	398,999	200,190
	Tokai Senko K.K., Nagoya	102,000	112,821
* #	Tokyo Dome Corp.	655,200	3,412,127
	Tokyo Kaikan Co., Ltd.	12,000	61,498
	Tokyo Soir Co., Ltd.	49,000	140,236
#	Tokyo Style Co., Ltd.	345,700	3,481,392
#	Tokyotokeiba Co., Ltd.	971,000	2,143,017
#	Tokyu Recreation Co., Ltd.	77,000	464,569
#	Tomy Co., Ltd.	321,793	2,359,141
* #	Tonichi Carlife Group, Inc.	108,000	114,405
	Toppan Forms Co., Ltd.	90,700	862,472
	Topre Corp.	185,000	1,905,036
*	Tosco Co., Ltd.	81,000	282,191
	Totenko Co., Ltd.	57,000	106,433
#	Touei Housing Corp.	92,440	740,361
#	Toyo Radiator Co., Ltd.	260,000	1,648,538
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,695,680

#	Toyobo Co., Ltd.	578,000	1,165,394
#	Tsukamoto Co., Ltd.	67,000	89,591
	Tsutsumi Jewelry Co., Ltd.	69,300	1,288,311
#	Unitika, Ltd.	1,673,000	1,855,249
#	U-Shin, Ltd.	97,000	424,420
*	Verite Co., Ltd.	24,000	40,807
* #	Victor Co. of Japan, Ltd.	403,000	844,302
	Watabe Wedding Corp.	29,500	377,061
#	Watami Food Service Co., Ltd.	144,800	2,265,252
	Wondertable, Ltd.	97,000	114,368
#	Xebio Co., Ltd.	35,800	1,021,194
#	Yamatane Corp.	338,000	356,460
	Yamato International, Inc.	43,000	295,044
	Yellow Hat, Ltd., Tokyo	75,600	479,226
	Yokohama Reito Co., Ltd.	179,000	1,350,770
#	Yomiuri Land Co., Ltd.	276,000	921,618
	Yonex Co., Ltd.	41,000	245,903
#	Yorozu Corp.	75,400	1,085,497
	Yoshimoto Kogyo Co., Ltd.	120,000	1,636,890
#	Yoshinoya Holdings Co., Ltd.	2,227	3,743,812
#	Zenrin Co., Ltd.	130,900	4,145,124
#	Zensho Co., Ltd.	372,900	3,752,844
Total Consumer Discretionary			328,401,769

Consumer Staples — (6.9%)
#	Aderans Holdings Co., Ltd.	146,350	2,301,969
*	Aeon Hokkaido Corp.	58,800	154,491
	Ahjikan Co., Ltd.	10,500	83,097
#	Ariake Japan Co., Ltd.	116,800	2,082,398
	Cawachi, Ltd.	83,400	2,165,599
	CFS Corp.	90,500	382,709
#	Chubu Shiryo Co., Ltd.	91,000	803,041
	Chuo Gyorui Co., Ltd.	93,000	226,456
	Coca-Cola Central Japan Co., Ltd.	311	2,376,755
	CVS Bay Area, Inc.	55,000	86,922
#	DyDo Drinco, Inc.	57,200	2,128,343
	Echo Trading Co., Ltd.	11,000	100,169
	Ensuiko Sugar Refining Co., Ltd.	103,000	195,068
#	Fancl Corp.	244,600	2,976,797
* #	First Baking Co., Ltd.	140,000	154,595
	Fuji Oil Co., Ltd.	304,700	2,443,559
	Fujicco Co., Ltd.	121,600	1,259,254
* #	Fujiya Co., Ltd.	564,000	884,810
	Hagoromo Foods Corp.	41,000	362,187
	Harashin Narus Holdings Co., Ltd.	63,100	603,081
* #	Hayashikane Sangyo Co., Ltd.	267,000	238,716
	Heiwado Co., Ltd.	204,100	3,468,469
* #	Hohsui Corp.	120,000	163,682
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	526,136
#	Hokuto Corp.	113,300	1,834,017
#	Inageya Co., Ltd.	179,000	1,465,139
	Itochu-Shokuhin Co., Ltd.	44,300	1,278,490

#	Itoham Foods, Inc.	711,800	3,086,433
	Izumiya Co., Ltd.	300,000	1,680,467
	J-Oil Mills, Inc.	563,000	1,789,259
	Kameda Seika Co., Ltd.	71,800	1,068,684
	Kasumi Co., Ltd.	216,000	1,161,060
#	Key Coffee, Inc.	78,700	1,050,819
#	Kibun Food Chemifa Co., Ltd.	95,000	803,051
	Kirindo Co., Ltd.	22,800	158,152
	Kyodo Shiryo Co., Ltd.	313,000	348,746
	Kyokuyo Co., Ltd.	380,000	625,263
#	Life Corp.	188,900	2,486,884
#	Lion Corp.	306,000	1,455,644
	Mandom Corp.	84,400	2,256,069
	Marudai Food Co., Ltd.	454,000	985,667
#	Maruha Nichiro Holdings, Inc.	1,696,069	1,972,553
	Maruya Co., Ltd.	14,000	30,459
* #	Matsumotokiyoshi Holdings Co., Ltd.	37,400	910,603
	Maxvalu Tohok Co., Ltd.	18,200	165,489
	Maxvalu Tokai Co., Ltd.	61,000	914,092
	Meiji Dairies Corp.	31,000	157,924
#	Meito Sangyo Co., Ltd.	79,900	1,684,655
	Mercian Corp.	424,000	813,289
	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,037,592
#	Milbon Co., Ltd.	43,940	1,034,533
	Ministop Co., Ltd.	100,000	1,776,678
	Mitsui Sugar Co., Ltd.	477,850	1,694,298
	Miyoshi Oil & Fat Co., Ltd.	246,000	329,754
#	Morinaga & Co., Ltd.	933,000	1,963,596
	Morinaga Milk Industry Co., Ltd.	875,000	2,552,118
	Morishita Jinton Co., Ltd.	47,800	121,786
	Morozoff, Ltd.	110,000	340,188
#	Nagatanien Co., Ltd.	121,000	906,070
#	Nakamuraya Co., Ltd.	208,000	906,997
#	Nichimo Co., Ltd.	112,000	167,740
#	Nihon Chouzai Co., Ltd.	23,000	377,531
	Niitaka Co., Ltd.	7,260	49,176
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,105,555
	Nippon Flour Mills Co., Ltd.	620,000	2,368,905
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	281,513
	Nippon Suisan Kaisha, Ltd.	363,900	1,821,436
	Nissin Sugar Manufacturing Co., Ltd.	152,000	289,234
	Nitto Flour Milling Co., Ltd.	64,000	194,841
#	Oenon Holdings, Inc.	201,000	458,654
	Oie Sangyo Co., Ltd.	20,900	143,142
	Okuwa Co., Ltd.	156,000	2,062,708
	Olympic Corp.	66,700	415,862
	Oriental Yeast Co., Ltd.	103,000	491,070
	Pietro Co., Ltd.	10,300	91,399
#	Pigeon Corp.	69,600	1,165,887
	Poplar Co., Ltd.	25,760	170,633
*	Prima Meat Packers, Ltd.	724,000	654,516
	Riken Vitamin Co., Ltd.	81,400	2,263,900

	Rock Field Co., Ltd.	42,100	607,893
#	Ryoshoku, Ltd.	153,600	3,042,178
	S Foods, Inc.	103,500	865,895
#	Sakata Seed Corp.	175,600	2,300,059
#	Seijo Corp.	33,600	688,614
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	977,998
	Shoei Foods Corp.	44,000	194,361
#	Showa Sangyo Co., Ltd.	620,000	1,444,198
#	Snow Brand Milk Products Co., Ltd.	924,500	3,011,502
	Sogo Medical Co., Ltd.	23,500	590,411
	Sonton Food Industry Co., Ltd.	43,000	341,853
#	Sotetsu Rosen Co., Ltd.	70,000	270,377
#	Starzen Corp.	286,000	640,935
	Sugi Pharmacy Co., Ltd.	70,000	1,999,948
#	T.Hasegawa Co., Ltd.	142,700	2,233,271
#	Takara Holdings, Inc.	365,000	2,188,938
*	The Maruetsu, Inc.	428,000	2,726,177
	The Nisshin Oillio Group, Ltd.	601,000	2,232,807
	Three F Co., Ltd.	17,700	118,152
#	Tobu Store Co., Ltd.	220,000	792,029
	Toho Co., Ltd.	162,000	513,688
#	Tohto Suisan Co., Ltd.	120,000	214,454
#	Tokyu Store Chain Corp.	240,000	1,060,498
	Torigoe Co., Ltd.	80,000	502,452
*	Toyo Sugar Refining Co., Ltd.	157,000	163,070
	Tsukiji Uoichiba Co., Ltd.	57,000	94,145
	Tsuruha Holdings, Inc.	46,400	1,778,604
	U. Store Co., Ltd.	63,600	452,186
	Unicafe, Inc.	14,260	189,173
#	Unicharm Petcare Corp.	50,000	2,583,407
	Unimat Offisco Corp.	87,400	1,017,907
#	Valor Co., Ltd.	178,400	2,173,377
	Warabeya Nichiyo Co., Ltd.	52,760	737,396
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	433,841
#	Yaoko Co., Ltd.	70,900	1,922,154
#	Yomeishu Seizo Co., Ltd.	102,000	1,008,151
	Yonekyu Corp.	100,500	913,582
	Yuasa Funashoku Co., Ltd.	112,000	315,070
	Yukiguni Maitake Co., Ltd.	77,180	271,551
	Yutaka Foods Corp.	6,000	80,217
Total Consumer Staples			128,281,042

Energy — (1.0%)
#	AOC Holdings, Inc.	121,800	1,761,189
#	BP Castrol K.K.	69,800	218,563
* #	Fuji Kosan Co., Ltd.	264,000	303,056
	Itochu Enex Co., Ltd.	330,300	2,141,672
	Japan Oil Transportation Co., Ltd.	79,000	164,998
	Kanto Natural Gas Development Co., Ltd.	202,000	1,162,947
#	Kyoei Tanker Co., Ltd.	115,000	345,481
	Mitsuuroko Co., Ltd.	234,200	1,647,886
#	Modec, Inc.	127,400	3,374,667

#	Nippon Gas Co., Ltd.	153,000	1,162,566
#	Nippon Seiro Co., Ltd.	64,000	227,019
	Sala Corp.	121,000	476,740
	San-Ai Oil Co., Ltd.	266,000	979,417
	Shinko Plantech Co., Ltd.	159,000	2,126,974
	Sinanen Co., Ltd.	266,000	1,139,564
#	Toa Oil Co., Ltd.	369,000	520,118
#	Toyo Kanetsu K.K.	478,000	1,281,450
Total Energy			19,034,307

Financials — (7.0%)
#	Azel Corp.	214,000	536,441
#	Bank of the Ryukyus, Ltd.	125,080	1,531,485
#	Central Finance Co., Ltd.	341,000	656,162
	Century Leasing System, Inc.	186,200	1,598,361
#	Cosmo Securities Co., Ltd.	1,419,000	1,630,327
* #	Creed Corp.	120	239,708
#	Daiko Clearing Services Corp.	51,000	344,655
	Fukushima Bank, Ltd.	790,000	737,974
#	Fuyo General Lease Co., Ltd.	108,000	2,828,948
#	Gro-BeLS Co., Ltd.	177,000	278,304
	Higashi-Nippon Bank, Ltd.	643,000	2,209,211
#	Ichiyoshi Securities Co., Ltd.	165,000	1,487,345
*	Kakuei (L.) Corp.	100,000	895
	Keihanshin Real Estate Co., Ltd.	144,000	638,462
	Kenedix, Inc.	1,042	1,650,806
	Kirayaka Holdings, Inc.	98,000	156,508
	Kiyo Holdings, Inc.	2,193,900	3,285,689
#	Kobayashi Yoko Co., Ltd.	30,400	170,047
#	Kosei Securities Co., Ltd.	295,000	365,985
#	Marusan Securities Co., Ltd.	263,000	2,449,051
	Meiwa Estate Co., Ltd.	89,300	808,822
	Mito Securities Co., Ltd.	278,000	1,030,079
	Mitsubishi UFJ Financial Group, Inc.	90	849
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,065
* #	NIS Group Co., Ltd.	100,425	207,908
#	Nisshin Fudosan Co., Ltd.	81,100	560,955
#	Okasan Holdings, Inc.	235,000	1,323,545
#	OMC Card, Inc.	136,100	464,379
	Ricoh Leasing Co., Ltd.	107,900	2,270,621
#	RISA Partners, Inc.	379	819,886
	Sankei Building Co., Ltd.	235,000	1,924,754
*	Seven Seas Holdings Co., Ltd.	194,000	205,221
	Shikoku Bank, Ltd.	762,000	2,873,727
#	Shimizu Bank, Ltd.	32,900	1,481,537
* #	Shinki Co., Ltd.	342,500	443,570
	Suruga Corp.	134,600	2,242,782
#	Tachihi Enterprise Co., Ltd.	42,650	2,761,801
	Takagi Securities Co., Ltd.	208,000	523,554
	The Aichi Bank, Ltd.	35,000	2,977,675
	The Akita Bank, Ltd.	684,400	3,129,876

	The Aomori Bank, Ltd.	627,000	2,397,731
	The Awa Bank, Ltd.	271,000	1,539,817
#	The Bank of Ikeda, Ltd.	70,300	2,514,205
#	The Bank of Iwate, Ltd.	65,000	3,785,129
	The Bank of Nagoya, Ltd.	193,297	1,176,303
	The Bank of Okinawa, Ltd.	76,500	2,694,854
	The Bank of Saga, Ltd.	599,000	1,976,317
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,166,807
	The Chukyo Bank, Ltd.	751,000	2,181,089
	The Daisan Bank, Ltd.	637,000	2,186,639
	The Daito Bank, Ltd.	481,000	473,366
	The Ehime Bank, Ltd.	609,000	2,156,240
#	The Eighteenth Bank, Ltd.	630,000	2,182,056
	The Fuji Fire & Marine Insurance Co., Ltd.	36,000	96,275
	The Fukui Bank, Ltd.	864,000	2,647,688
	The Hokkoku Bank, Ltd.	120,000	546,885
	The Hokuetsu Bank, Ltd.	898,000	2,039,299
	The Hyakugo Bank, Ltd.	242,182	1,336,431
	The Kagawa Bank, Ltd.	276,350	1,541,158
	The Kagoshima Bank, Ltd.	236,500	1,619,556
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,165,637
	The Kita-Nippon Bank, Ltd.	30,506	1,114,508
	The Michinoku Bank, Ltd.	538,000	1,699,860
	The Minato Bank, Ltd.	1,470,000	3,114,322
	The Miyazaki Bank, Ltd.	507,000	2,063,487
	The Nagano Bank, Ltd.	322,000	789,871
	The Nanto Bank, Ltd.	284,000	1,448,121
	The Ogaki Kyoritsu Bank, Ltd.	80,000	443,981
	The Oita Bank, Ltd.	504,900	3,160,123
#	The San-in Godo Bank, Ltd.	178,000	1,421,840
#	TOC Co., Ltd.	433,550	3,292,323
#	Tochigi Bank, Ltd.	396,000	2,239,791
	Toho Bank, Ltd.	780,200	3,262,944
#	Toho Real Estate Co., Ltd.	195,000	1,178,248
	Tohoku Bank, Ltd.	340,000	578,095
	Tokai Tokyo Securities Co., Ltd.	190,000	834,513
	Tokushima Bank, Ltd.	274,200	1,583,773
#	Tokyo Rakutenchi Co., Ltd.	227,000	799,342
#	Tokyo Theatres Co., Inc.	307,000	638,392
	Tokyo Tomin Bank, Ltd.	34,100	965,943
	Tokyu Community Corp.	49,400	1,150,764
#	Tokyu Livable, Inc.	132,300	1,532,788
	Tomato Bank, Ltd.	407,000	882,794
#	Tottori Bank, Ltd.	336,000	863,774
* #	Towa Bank, Ltd.	833,000	931,487
#	Towa Real Estate Development Co., Ltd.	371,000	655,995
#	Toyo Securities Co., Ltd.	315,000	1,292,212
	Yamagata Bank, Ltd.	600,500	3,307,956
	Yamanashi Chuo Bank, Ltd.	188,000	1,099,734
	Yuraku Real Estate Co., Ltd.	212,000	734,414
Total Financials			130,353,847

Health Care — (3.5%)
	Aloka Co., Ltd.	104,000	1,479,013
	As One Corp.	64,880	1,528,642
	ASKA Pharmaceutical Co., Ltd.	103,000	851,061
	Create Medic Co., Ltd.	28,000	248,576
	Eiken Chemical Co., Ltd.	81,000	669,895
	FALCO biosystems, Ltd.	35,200	234,068
#	Fuso Pharmaceutical Industries, Ltd.	330,000	846,356
*	Green Hospital Supply, Inc.	624	723,491
	Hitachi Medical Corp.	138,000	1,137,272
	Hogy Medical Co., Ltd.	56,000	2,354,182
	Iwaki & Co., Ltd.	55,000	103,014
* #	Japan Medical Dynamic Marketing, Inc.	44,900	118,968
#	Jeol, Ltd.	275,000	1,169,157
	JMS Co., Ltd.	129,000	281,683
	Kaken Pharmaceutical Co., Ltd.	397,000	2,762,953
	Kawamoto Corp.	4,000	13,401
	Kawanishi Holdings, Ltd.	7,400	78,911
	Kawasumi Laboratories, Inc.	45,000	291,552
#	Kissei Pharmaceutical Co., Ltd.	191,500	3,919,354
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,302,208
	Kyorin Co., Ltd.	203,000	2,216,439
	Miraca Holdings, Inc.	152,400	3,645,104
#	Mochida Pharmaceutical Co., Ltd.	419,900	3,818,845
#	Nichii Gakkan Co.	124,500	1,623,526
	Nihon Kohden Corp.	155,300	3,691,752
#	Nikkiso Co., Ltd.	243,000	1,859,457
#	Nippon Chemiphar Co., Ltd.	119,000	606,715
	Nippon Kayaku Co., Ltd.	137,000	889,132
	Nippon Shinyaku Co., Ltd.	243,000	2,233,058
#	Nipro Corp.	206,100	4,124,528
	Nissui Pharmaceutical Co., Ltd.	67,800	458,950
#	Paramount Bed Co., Ltd.	109,400	1,406,829
	Rion Co., Ltd.	5,000	30,071
	Rohto Pharmaceutical Co., Ltd.	389,600	4,396,355
	Seikagaku Corp.	203,900	2,147,800
#	SSP Co., Ltd.	436,000	2,106,134
	Sundrug Co., Ltd.	12,400	329,342
	Torii Pharmaceutical Co., Ltd.	98,900	1,640,822
#	Towa Pharmaceutical Co., Ltd.	57,800	2,437,797
* #	Toyama Chemicals Co., Ltd.	140,000	877,976
	Tsumura & Co.	53,500	1,051,202
	Vital-Net, Inc.	146,300	858,755
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	363,786
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,443,807
Total Health Care			64,371,939

Industrials — (20.4%)
#	A&A Material Corp.	235,000	249,700
#	Advan Co., Ltd.	102,100	852,365
	ADVANEX, Inc.	121,000	138,882
#	Aeon Delight Co., Ltd.	142,800	2,597,259

	Aica Kogyo Co., Ltd.	243,000	2,289,383
	Aichi Corp.	267,800	2,571,235
	Aida Engineering, Ltd.	273,000	1,491,881
	Airport Facilities Co., Ltd.	190,970	1,162,165
	Airtech Japan, Ltd.	26,700	184,025
	Alps Logistics Co., Ltd.	53,900	470,530
* #	Altech Co., Ltd.	23,000	62,431
#	Altech Corp.	38,150	456,943
	Amano Corp.	276,400	3,265,399
	Ando Corp.	264,000	371,610
#	Anest Iwata Corp.	152,000	621,709
#	ART Corp.	38,000	878,715
	Asahi Diamond Industrial Co., Ltd.	251,000	1,808,223
	Asahi Kogyosha Co., Ltd.	101,000	323,669
	Asahi Pretec Corp.	123,650	3,328,986
	Asanuma Corp.	234,000	324,824
	Asia Air Survey Co., Ltd.	32,000	124,464
	Asunaro Aoki Construction Co., Ltd.	171,000	1,064,095
	Ataka Construction & Engineering Co., Ltd.	60,000	133,877
	Bando Chemical Industries, Ltd.	349,000	1,431,901
	Biken Techno Corp.	14,100	60,000
	Bunka Shutter Co., Ltd.	245,000	1,054,379
	Central Glass Co., Ltd.	617,000	2,328,047
#	Central Security Patrols Co., Ltd.	45,800	461,534
#	Chudenko Corp.	214,900	3,963,492
#	Chugai Ro Co., Ltd.	335,000	1,126,930
#	Chuo Denki Kogyo Co., Ltd.	92,000	815,631
	CKD Corp.	236,000	1,675,883
	Commuture Corp.	157,202	781,337
#	Cosel Co., Ltd.	147,100	1,818,652
	CTI Engineering Co., Ltd.	45,100	303,460
	Dai-Dan Co., Ltd.	160,000	712,458
	Daihen Corp.	471,000	2,552,667
	Daiho Corp.	202,000	238,235
#	Daiichi Jitsugyo Co., Ltd.	198,000	842,043
#	Daimei Telecom Engineering Corp.	143,000	987,246
#	Daiseki Co., Ltd.	137,512	4,110,834
*	Daisue Construction Co., Ltd.	316,500	177,832
#	Daiwa Industries, Ltd.	173,000	994,340
	Danto Holdings Corp.	92,000	170,826
	Denyo Co., Ltd.	93,000	823,292
	DMW Corp.	4,800	88,870
* #	Dream Incubator, Inc.	168	230,834
* #	Eneserve Corp.	110,900	396,563
#	Enshu, Ltd.	215,000	287,015
	Freesia Macross Corp.	1,355,000	323,610
#	Fudo Tetra Corp.	619,800	641,687
* #	Fujisash Co., Ltd.	106,300	100,338
#	Fujita Corp.	115,010	302,559
#	Fujitec Co., Ltd.	312,000	1,801,007
	Fukuda Corp.	136,000	456,392
	Fukusima Industries Corp.	30,500	256,638

#	Fukuyama Transporting Co., Ltd.	936,400	3,768,790
	Funai Consulting, Co., Ltd.	102,000	638,176
#	Furukawa Co., Ltd.	1,428,000	2,741,972
	Furusato Industries, Ltd.	52,000	509,077
#	Futaba Corp.	163,800	3,156,090
#	Gecoss Corp.	116,700	604,850
#	GS Yuasa Corp.	1,282,000	2,936,205
#	Hakuyosha Co., Ltd.	88,000	240,050
#	Hamai Co., Ltd.	97,000	161,921
	Hanwa Co., Ltd.	745,000	3,067,532
	Hazama Corp.	293,600	262,288
	Hibiya Engineering, Ltd.	133,000	1,065,631
	Hitachi Metals Techno, Ltd.	57,500	264,537
#	Hitachi Plant Technologies, Ltd.	681,570	2,703,787
#	Hitachi Tool Engineering, Ltd.	96,500	1,110,286
	Hitachi Transport System, Ltd.	349,600	3,751,191
*	Hitachi Zosen Corp.	602,000	811,097
	Hokuetsu Industries Co., Ltd.	96,000	377,141
	Hokuriku Electrical Construction Co., Ltd.	56,000	149,327
#	Hosokawa Micron Corp.	147,000	1,102,724
#	Howa Machinery, Ltd.	389,000	305,790
	IBJ Leasing Co., Ltd.	127,800	2,090,210
	Ichiken Co., Ltd.	105,000	238,626
#	Ichinen Co., Ltd.	73,000	308,184
#	Idec Corp.	135,500	1,579,774
	Iino Kaiun Kaisha, Ltd.	346,700	3,176,841
	i-Logistics Corp.	91,000	184,563
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,183,410
	Inabata and Co., Ltd.	226,000	1,154,816
* #	Inoue Kogyo Co., Ltd.	425,000	353,106
#	Inui Steamship Co., Ltd.	83,000	1,236,754
* #	Iseki & Co., Ltd.	779,000	1,076,874
*	Ishikawa Seisakusho, Ltd.	154,000	108,359
*	Ishikawajima Construction Materials Co., Ltd.	43,000	47,498
	Ishikawajima Transport Machinery Co., Ltd.	73,000	306,610
#	Itoki Corp.	179,000	1,123,699
	Iwasaki Electric Co., Ltd.	266,000	564,833
#	Iwatani International Corp.	870,000	2,473,075
* #	J Bridge Corp.	276,000	96,921
#	Jalux, Inc.	44,400	756,928
#	Jamco Corp.	84,000	675,604
* #	Japan Bridge Corp.	44,350	80,703
#	Japan Cash Machine Co., Ltd.	102,115	748,514
	Japan Foundation Engineering Co., Ltd.	95,600	228,514
#	Japan Kenzai Co., Ltd.	95,940	521,420
	Japan Pulp & Paper Co., Ltd.	514,000	1,902,032
*	Japan Servo Co., Ltd.	80,000	679,887
	Japan Steel Tower Co., Ltd.	44,000	224,389
#	Japan Transcity Corp.	236,000	1,060,843
	K.R.S. Corp.	39,200	346,569
#	Kamagai Gumi Co., Ltd.	532,800	624,588
	Kamei Corp.	121,000	561,853

	Kanaden Corp.	121,000	681,730
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	953,412
	Kanamoto Co., Ltd.	114,000	669,037
#	Kandenko Co., Ltd.	164,000	917,549
*	Kanematsu Corp.	1,481,625	2,206,723
* #	Kanematsu-NNK Corp.	125,000	111,320
#	Katakura Industries Co., Ltd.	119,000	2,136,663
	Kato Works Co., Ltd.	202,000	770,964
* #	Kawada Industries, Inc.	158,000	267,520
	Kawagishi Bridge Works Co., Ltd.	38,000	109,946
	Kawaguchi Metal Industries Co., Ltd.	11,000	33,712
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	404,224
* #	Kimmon Manufacturing Co., Ltd.	180,000	203,982
* #	Kimura Chemical Plants Co., Ltd.	61,000	482,898
#	Kinki Sharyo Co., Ltd.	212,000	614,860
#	Kinsho Corp.	91,000	356,983
	Kintetsu World Express, Inc.	117,300	4,064,047
	Kioritz Corp.	239,000	531,343
#	Kitagawa Iron Works Co., Ltd.	344,000	627,813
#	Kitano Construction Corp.	258,000	476,634
	Kitazawa Sangyo Co., Ltd.	57,000	170,668
#	Kitz Corp.	420,000	2,106,367
	Koike Sanso Kogyo Co., Ltd.	155,000	1,127,652
	Koito Industries, Ltd.	102,000	353,476
* #	Kokusai Kogyo Holdings Co., Ltd.	129,000	584,290
#	Kokuyo Co., Ltd.	126,325	1,141,502
#	Komai Tekko, Inc.	109,000	173,558
	Komatsu Wall Industry Co., Ltd.	33,700	457,845
	Kondotec, Inc.	40,500	227,782
#	Kosaido Co., Ltd.	79,000	532,687
	Kuroda Electric Co., Ltd.	112,900	1,584,298
	Kyodo Printing Co., Ltd.	311,000	842,801
#	Kyoei Sangyo Co., Ltd.	97,000	291,251
#	Kyokuto Boeki Kaisha, Ltd.	82,000	257,541
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,114,206
	Kyosan Electric Manufacturing Co., Ltd.	218,000	717,151
	Kyowa Exeo Corp.	354,000	2,658,735
	Kyudenko Corp.	281,000	1,436,012
* #	Link Consulting Associates - Japan Corp.	63,500	74,547
* #	Lonseal Corp.	127,000	100,698
#	Maeda Corp.	641,000	2,199,775
	Maeda Road Construction Co., Ltd.	327,000	2,605,472
	Maezawa Industries, Inc.	59,300	143,867
#	Maezawa Kaisei Industries Co., Ltd.	54,700	648,279
	Makino Milling Machine Co., Ltd.	90,000	623,177
	Marubeni Construction Material Lease Co., Ltd.	78,000	130,980
	Maruka Machinery Co., Ltd.	28,100	210,241
	Maruwn Corp.	66,000	171,763
#	Maruyama Manufacturing Co., Inc.	150,000	355,153
	Maruzen Showa Unyu Co., Ltd.	335,000	1,083,202
#	Matsuda Sangyo Co., Ltd.	90,530	2,084,206
	Matsui Construction Co., Ltd.	98,600	397,014

*	Matsuo Bridge Co., Ltd.	72,000	72,111
	Max Co., Ltd.	188,000	2,160,665
#	Meidensha Corp.	785,050	2,139,367
*	Meiji Machine Co., Ltd.	213,000	92,561
#	Meiji Shipping Co., Ltd.	109,000	502,206
	Meisei Industrial Co., Ltd.	29,000	79,336
#	Meitec Corp.	135,600	4,079,074
	Meito Transportation Co., Ltd.	22,000	168,635
* #	Meiwa Trading Co., Ltd.	140,000	329,562
	Mitani Corp.	54,000	508,043
#	Mitsubishi Cable Industries, Ltd.	736,000	971,036
	Mitsubishi Kakoki Kaisha, Ltd.	254,000	756,839
#	Mitsubishi Pencil Co., Ltd.	121,500	1,651,700
	Mitsuboshi Belting, Ltd.	281,000	1,358,273
#	Mitsui Matsushima Co., Ltd.	347,000	778,628
#	Mitsui-Soko Co., Ltd.	487,000	2,615,133
	Mitsumura Printing Co., Ltd.	95,000	339,185
#	Miura Co., Ltd.	145,200	3,548,876
	Miura Printing Corp.	19,000	45,177
*	Miyairi Valve Manufacturing Co., Ltd.	43,000	59,098
* #	Miyaji Engineering Group	203,000	184,138
* #	Miyakoshi Corp.	48,400	570,016
*	Mori Denki Mfg. Co., Ltd.	628,000	56,015
	Morita Corp.	163,000	823,533
	Moshi Moshi Hotline, Inc.	61,350	3,088,463
	Mystar Engineering Corp.	15,600	73,103
	NAC Co., Ltd.	28,900	225,916
	Nachi-Fujikoshi Corp.	604,000	2,362,367
	Naikai Zosen Corp.	75,000	318,694
#	Nakano Corp.	103,000	282,343
	Narasaki Sangyo Co., Ltd.	68,000	89,390
	NEC Leasing, Ltd.	72,600	1,059,648
#	NEC System Integration & Construction, Ltd.	172,100	2,153,876
	New Tachikawa Aircraft Co., Ltd.	10,100	377,201
#	Nichias Corp.	435,000	1,617,031
	Nichiban Co., Ltd.	125,000	387,589
#	Nichiha Corp.	126,180	1,017,023
	Nihon Spindle Manufacturing Co., Ltd.	115,000	282,638
	Nikko Co., Ltd.	127,000	272,375
	Nippei Toyama Corp.	173,000	1,458,094
#	Nippo Corp.	409,000	2,944,553
#	Nippon Carbon Co., Ltd.	406,000	1,670,633
* #	Nippon Conveyor Co., Ltd.	168,000	124,658
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,502,482
	Nippon Denwa Shisetu Co., Ltd.	208,000	556,650
	Nippon Filcon Co., Ltd.	75,000	414,316
	Nippon Hume Corp.	91,000	278,431
	Nippon Jogesuido Sekkei Co., Ltd.	289	276,426
#	Nippon Kanzai Co., Ltd.	71,000	1,914,120
	Nippon Koei Co., Ltd., Tokyo	279,000	701,336
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	3,350,795
#	Nippon Parking Development Co., Ltd.	10,609	591,815

	Nippon Seisen Co., Ltd.	95,000	412,899
#	Nippon Sharyo, Ltd.	506,000	883,603
#	Nippon Shindo Co., Ltd.	50,000	95,236
	Nippon Signal Co., Ltd.	216,000	1,244,181
	Nippon Steel Trading Co., Ltd.	399,000	1,078,415
	Nippon Thompson Co., Ltd.	262,000	1,886,691
	Nippon Tungsten Co., Ltd.	82,000	181,108
#	Nippon Yusoki Co., Ltd.	141,000	510,951
#	Nishimatsu Construction Co., Ltd.	979,000	2,718,315
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,137,131
	Nishishiba Electric Co., Ltd.	101,000	247,147
#	Nissei Corp.	107,400	1,203,288
	Nissei Plastic Industrial Co., Ltd.	68,000	272,194
	Nissha Printing Co., Ltd.	105,700	4,143,781
	Nissin Corp.	351,000	1,031,518
	Nitchitsu Co., Ltd.	60,000	232,421
	Nitta Corp.	104,200	2,135,265
#	Nitto Boseki Co., Ltd.	870,000	2,126,285
#	Nitto Electric Works, Ltd.	154,800	1,682,570
	Nitto Kohki Co., Ltd.	78,300	1,554,414
#	Nitto Seiko Co., Ltd.	143,000	931,693
	Noda Corp.	33,800	93,096
	Nomura Co., Ltd.	210,000	1,115,659
#	Noritz Corp.	177,100	2,312,516
* #	Oak Capital Corp.	753,354	333,493
	Obayashi Road Corp.	106,000	153,256
	Odakyu Construction Co., Ltd.	63,500	138,198
	Oiles Corp.	101,952	1,894,990
#	Okabe Co., Ltd.	192,000	824,186
#	Okamoto Machine Tool Works, Ltd.	164,000	384,434
	Okamura Corp.	379,900	3,197,116
	Okano Valve Manufacturing Co.	58,000	345,354
#	Oki Electric Cable Co., Ltd.	117,000	189,723
#	OKK Corp.	262,000	558,013
#	Okumura Corp.	770,400	3,739,544
#	O-M, Ltd.	107,000	905,134
	Onoken Co., Ltd.	72,800	760,978
#	Organo Corp.	203,000	1,878,598
	Oriental Shiraishi Corp.	73,400	183,934
	Original Engineering Consultants Co., Ltd.	9,000	19,695
#	OSG Corp.	85,000	923,239
#	Oyo Corp.	110,400	1,256,695
	P.S. Mitsubishi Construction Co., Ltd.	76,800	168,042
#	Park24 Co., Ltd.	69,500	536,380
* #	Pasco Corp.	242,500	378,074
* #	Pasona Group, Inc.	1,474	1,398,595
* #	Penta-Ocean Construction Co., Ltd.	864,000	1,241,893
* #	PIA Corp.	29,500	455,027
#	Pilot Corp.	780	1,634,101
#	PRONEXUS, Inc.	137,000	1,239,509
#	Raito Kogyo Co., Ltd.	199,000	487,835
#	Rasa Industries, Ltd.	277,000	497,669

	Rheon Automatic Machinery Co., Ltd.	64,000	187,408
	Riken Electric Wire Co., Ltd.	39,000	52,697
#	Ryobi, Ltd.	573,200	3,076,202
* #	Saeki Kensetsu Kogyo Co., Ltd.	211,000	128,378
#	Sagami Railway Co., Ltd.	364,000	1,268,070
* #	Sailor Pen Co., Ltd.	127,000	109,677
#	Sakai Heavy Industries, Ltd.	126,000	218,480
* #	Sakurada Co., Ltd.	225,000	54,192
* #	Sanix, Inc.	161,700	410,461
#	Sanki Engineering Co., Ltd.	268,000	1,610,228
	Sanko Metal Industrial Co., Ltd.	118,000	181,258
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,429,485
	Sanritsu Corp.	17,800	141,196
	Sanyo Denki Co., Ltd.	219,000	1,048,224
	Sanyo Engineering & Construction, Inc.	48,000	205,962
	Sanyo Industries, Ltd., Tokyo	102,000	182,418
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	2,600,970
* #	Sata Construction Co., Ltd.	234,000	208,878
#	Sato Corp.	111,500	1,651,498
	Sato Shoji Corp.	67,000	483,878
	Sawafuji Electric Co., Ltd.	48,000	149,477
	Secom Joshinetsu Co., Ltd.	34,800	808,703
#	Secom Techno Service Co., Ltd.	44,500	1,618,919
	Seibu Electric Industry Co., Ltd.	67,000	279,683
#	Seika Corp.	274,000	591,454
*	Seikitokyu Kogyo Co., Ltd.	335,000	247,035
	Sekisui Jushi Co., Ltd.	166,000	1,387,586
	Senko Co., Ltd.	381,000	1,006,196
	Senshu Electric Co., Ltd.	37,300	644,931
#	Shibaura Mechatronics Corp.	175,000	911,352
#	Shibusawa Warehouse Co., Ltd.	266,000	1,580,877
	Shibuya Kogyo Co., Ltd.	84,500	648,001
	Shin Nippon Air Technologies Co., Ltd.	87,280	483,829
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	586,611
#	Shinko Electric Co., Ltd.	509,000	1,255,066
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	693,430
#	Shinmaywa Industries, Ltd.	413,000	1,562,131
#	Shinnihon Corp.	215,900	634,241
	Shinsho Corp.	291,000	921,105
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,509,248
#	Sho-Bond Corp.	100,800	1,237,702
#	Shoko Co., Ltd.	324,000	423,847
#	Showa Aircraft Industry Co., Ltd.	114,000	1,090,567
	Showa KDE Co., Ltd.	124,000	145,833
#	Sintokogio, Ltd.	197,000	2,051,466
	Soda Nikka Co., Ltd.	67,000	262,950
#	Sodick Co., Ltd.	187,000	985,237
	Space Co., Ltd.	75,320	569,780
	Subaru Enterprise Co., Ltd.	59,000	194,761
	Sugimoto & Co., Ltd.	35,000	422,935
* #	Sumitomo Coal Mining Co., Ltd.	851,500	745,628
	Sumitomo Densetsu Co., Ltd.	107,400	500,773

* #	Sumitomo Mitsui Construction Co., Ltd.	419,560	528,959
	Sumitomo Precision Products Co., Ltd.	180,000	586,232
	Sumitomo Warehouse Co., Ltd.	300,000	1,607,512
	Sun Wave Corp.	155,000	211,007
	Suzuki Metal Industry Co., Ltd.	71,000	157,434
	SWCC Showa Holdings Co., Ltd.	853,000	1,246,891
	Taihei Dengyo Kaisha, Ltd.	155,000	1,347,233
#	Taihei Kogyo Co., Ltd.	264,000	1,315,589
* #	Taiheiyo Kaiun Co., Ltd.	167,000	419,306
* #	Taiheiyo Kouhatsu, Inc.	198,000	143,990
	Taiho Kogyo Co., Ltd.	97,700	1,499,677
#	Taikisha, Ltd.	129,000	1,305,606
	Taisei Rotec Corp.	271,000	373,380
	Takada Kiko Co., Ltd.	48,000	113,629
	Takano Co., Ltd.	53,400	489,795
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	428,312
	Takara Printing Co., Ltd.	39,055	331,714
#	Takara Standard Co., Ltd.	529,000	2,526,489
#	Takasago Thermal Engineering Co., Ltd.	299,000	2,436,025
#	Takashima & Co., Ltd.	137,000	174,170
	Takigami Steel Construction Co., Ltd.	50,000	155,063
#	Takisawa Machine Tool Co., Ltd.	191,000	292,147
#	Takuma Co., Ltd.	305,000	1,226,622
	Tanseisha Co., Ltd.	74,000	233,840
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	522,934
#	TCM Corp.	359,000	978,090
	Techno Associe Co., Ltd.	59,900	704,204
	Techno Ryowa, Ltd.	66,600	453,926
#	Teikoku Electric Manufacturing Co., Ltd.	29,400	500,841
* #	Tekken Corp.	535,000	571,343
	Teraoka Seisakusho Co., Ltd.	55,000	368,310
* #	The Goodwill Group, Inc.	1,346	173,077
#	The Keihin Co., Ltd.	204,000	333,383
	The Kodensha Co., Ltd.	25,000	52,848
	The Nippon Road Co., Ltd.	333,000	466,622
	The Yasuda Warehouse Co., Ltd.	100,900	887,057
*	Toa Corp.	764,000	691,481
#	Toa Doro Kogyo Co., Ltd.	155,000	222,410
* #	Tobishima Corp.	1,365,500	495,501
	Tocalo Co., Ltd.	53,000	793,990
	Todentu Corp.	121,000	267,588
	Toenec Corp.	324,000	1,688,860
#	Tokai Lease Co., Ltd.	86,000	129,165
#	Tokimec, Inc.	272,000	797,833
	Toko Electric Corp.	88,000	209,974
	Tokyo Biso Kogyo Corp.	19,000	109,882
#	Tokyo Energy & Systems, Inc.	129,000	757,023
#	Tokyo Kikai Seisakusho, Ltd.	312,000	708,222
#	Tokyo Leasing Co., Ltd.	223,800	1,977,735
	Tokyo Sangyo Co., Ltd.	78,000	244,992
#	Tokyu Construction Co., Ltd.	366,290	1,404,708
	Toli Corp.	212,000	387,558

	Tomoe Corp.	115,500	303,861
#	Tonami Transportation Co., Ltd.	340,000	840,644
#	Tori Holdings Co., Ltd.	2,969,000	447,171
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,577,992
#	Toshiba Machine Co., Ltd.	89,000	727,981
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,100,949
	Tosho Printing Co., Ltd.	249,000	551,431
	Totetsu Kogyo Co., Ltd.	125,000	706,336
* #	Toyo Construction Co., Ltd.	1,005,000	716,476
#	Toyo Electric Co., Ltd.	159,000	423,505
#	Toyo Engineering Corp.	645,400	3,173,464
#	Toyo Machinery & Metal Co., Ltd.	61,000	260,125
	Toyo Shutter Co., Ltd.	11,800	123,958
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	462,160
#	Trusco Nakayama Corp.	114,100	1,666,186
	Tsubakimoto Chain Co.	594,700	3,337,005
	Tsubakimoto Kogyo Co., Ltd.	97,000	318,701
#	Tsudakoma Corp.	204,000	599,485
#	Tsugami Corp.	272,000	825,160
#	Tsukishima Kikai Co., Ltd.	152,000	1,496,910
	Tsurumi Manufacturing Co., Ltd.	96,000	798,621
	Tsuzuki Denki Co., Ltd.	75,000	242,701
	TTK Co., Ltd.	62,000	342,842
#	Uchida Yoko Co., Ltd.	175,000	709,545
	Ueki Corp.	47,000	69,293
#	Union Tool Co.	79,000	2,627,149
#	Utoc Corp.	99,000	367,501
* #	Venture Link Co., Ltd.	405,500	658,694
* #	Wakachiku Construction Co., Ltd.	395,000	293,256
	Wavelock Holdings Co., Ltd.	31,500	115,279
	Weathernews, Inc.	20,000	107,185
	Yahagi Construction Co., Ltd.	154,000	517,058
#	Yamato Corp.	82,000	206,052
	Yamaura Corp.	40,500	99,598
	Yamazen Co., Ltd.	315,000	1,360,387
#	Yokogawa Bridge Holdings Corp.	142,400	671,783
	Yondenko Corp.	136,800	645,316
#	Yuasa Trading Co., Ltd.	800,000	1,029,113
#	Yuken Kogyo Co., Ltd.	156,000	500,999
	Yurtec Corp.	285,000	1,571,761
#	Yushin Precision Equipment Co., Ltd.	49,940	870,859
Total Industrials			379,911,757

Information Technology — (9.2%)
	Aichi Tokei Denki Co., Ltd.	113,000	304,934
	Aiphone Co., Ltd.	72,800	1,121,351
* #	Allied Telesis Holdings K.K.	470,700	187,677
#	Alpha Systems, Inc.	43,500	910,169
#	Anritsu Corp.	446,000	1,829,669
	AOI Electronics Co., Ltd.	38,400	435,200
*	Apic Yamada Corp.	36,000	117,367
#	Arisawa Manufacturing Co., Ltd.	139,400	1,582,130

#	CAC Corp.	70,900	451,943
	Canon Electronics, Inc.	70,000	1,551,930
#	Canon Finetech, Inc.	151,070	2,120,130
	Capcom Co., Ltd.	114,200	2,912,424
#	Chino Corp.	162,000	412,033
#	CMK Corp.	216,000	1,637,776
	Computer Engineering & Consulting, Ltd.	63,100	486,987
	Core Corp.	45,700	277,573
	Cresco, Ltd.	11,600	93,685
	Dai Nippon Screen Mfg. Co., Ltd.	60,000	334,668
	Daiko Denshi Tsushin, Ltd.	23,000	43,874
#	Daiwabo Information System Co., Ltd.	62,000	807,553
#	Denki Kogyo Co., Ltd.	243,000	1,321,687
	DKK TOA Corp.	31,000	104,618
#	DTS Corp.	87,200	1,383,484
#	Dwango Co., Ltd.	140	426,348
#	eAccess, Ltd.	4,747	2,945,309
	Eizo Nanao Corp.	77,600	1,975,690
	Elna Co., Ltd.	97,000	152,824
#	Enplas Corp.	72,200	786,814
#	Epson Toyocom Corp.	437,000	1,843,824
#	ESPEC Corp.	82,000	599,163
* #	FDK Corp.	436,000	482,015
#	Fuji Soft, Inc.	131,400	2,070,192
*	Fujitsu Component, Ltd.	177	213,637
#	Fujitsu Frontech, Ltd.	80,700	644,214
	Fuso Dentsu Co., Ltd.	16,000	56,494
#	Future Architect, Inc.	1,504	796,041
* #	GMO Internet, Inc.	242,500	804,914
	Hakuto Co., Ltd.	82,500	1,122,409
	Hitachi Business Solution Co., Ltd.	43,200	244,631
	Hitachi Information Systems, Ltd.	147,100	3,130,396
	Hitachi Kokusai Electric, Inc.	311,500	3,780,006
#	Hitachi Maxell, Ltd.	158,100	1,914,246
	Hitachi Software Engineering Co., Ltd.	190,300	3,604,157
#	Hitachi Systems & Services, Ltd.	86,000	1,874,353
#	Hochiki Corp.	99,000	599,923
#	Hokuriku Electric Industry Co., Ltd.	316,000	577,402
#	Hosiden Corp.	249,600	3,857,904
#	Icom, Inc.	51,000	1,259,749
* #	Ikegami Tsushinki Co., Ltd.	174,000	272,004
#	Ines Corp.	177,200	884,017
	I-Net Corp.	47,800	345,811
#	Information Services International-Dentsu, Ltd.	106,600	995,385
	INTEC Holdings, Ltd.	180,128	2,386,004
#	Invoice, Inc.	40,368	1,230,346
#	Ishii Hyoki Co., Ltd.	24,300	343,085
*	Iwatsu Electric Co., Ltd.	311,000	331,645
	Japan Aviation Electronics Industry, Ltd.	308,600	4,463,432
	Japan Business Computer Co., Ltd.	76,900	657,002
#	Japan Digital Laboratory Co., Ltd.	116,500	1,464,052
	Japan Radio Co., Ltd.	446,000	1,510,865

	Jastec Co., Ltd.	63,000	473,386
	JBIS Holdings, Inc.	81,700	286,319
	JIEC Co., Ltd.	199	181,037
#	Kaga Electronics Co., Ltd.	100,000	1,513,264
* #	Kakaku.com, Inc.	103	443,797
	Kanematsu Electronics, Ltd.	85,300	631,973
*	Kasuga Electric Works, Ltd.	44,000	41,180
	Kawatetsu Systems, Inc.	174	174,216
	Koa Corp.	152,800	1,220,546
#	Koei Co., Ltd.	238,700	4,535,688
* #	Kubotek Corp.	407	195,974
	Kyoden Co., Ltd.	160,000	339,551
	Kyowa Electronic Instruments Co., Ltd.	52,000	170,480
#	Macnica, Inc.	62,500	1,318,402
	Marubun Corp.	98,700	782,527
#	Maruwa Co., Ltd.	34,000	517,092
	Maspro Denkoh Corp.	62,600	494,864
#	Megachips Corp.	89,600	1,396,204
* #	Meisei Electric Co., Ltd.	318,000	306,986
#	Melco Holdings, Inc.	9,000	140,551
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,101,564
#	Miroku Jyoho Service Co., Ltd.	107,000	267,056
	Mitsui High-Tec, Inc.	145,700	1,462,598
#	Mitsui Knowledge Industry Co., Ltd.	3,790	742,052
	Moritex Corp.	35,100	147,126
* #	Mutoh Holdings Co., Ltd.	164,000	701,167
* #	Nagano Japan Radio Co., Ltd.	85,000	126,099
	Nakayo Telecommunications, Inc.	49,000	96,323
	NEC Fielding, Ltd.	194,800	2,315,585
	NEC Mobiling, Ltd.	50,900	781,789
* #	NEC Tokin Corp.	392,000	1,652,329
#	Net One Systems Co., Ltd.	1,941	2,190,207
*	Netmarks, Inc.	523	100,537
	New Japan Radio Co., Ltd.	112,000	462,248
	Nichicon Corp.	272,300	2,752,767
	Nidec Sankyo Corp.	205,000	1,661,889
#	Nihon Dempa Kogyo Co., Ltd.	70,800	3,431,331
#	Nihon Inter Electronics Corp.	94,700	232,164
	Nippon Avionics Co., Ltd.	83,000	221,463
#	Nippon Ceramic Co., Ltd.	89,000	1,115,900
	Nippon Chemi-Con Corp.	443,000	2,642,580
	Nippon Systemware Co., Ltd.	30,000	159,257
	Nissho Electronics Corp.	81,600	501,131
	Nohmi Bosai, Ltd.	191,000	1,284,953
	NS Solutions Corp.	38,600	1,127,296
	NSD Co., Ltd.	178,600	2,353,020
	Okaya Electric Industries Co., Ltd.	73,000	453,320
* #	Oki Electric Industry Co., Ltd.	1,850,000	2,880,818
	Ono Sokki Co., Ltd.	105,000	597,523
	Origin Electric Co., Ltd.	107,000	581,234
#	Osaki Electric Co., Ltd.	131,000	667,739
	PCA Corp.	17,500	162,554

* #	Pixela Corp.	33,000	156,927
*	Pulstec Industrial Co., Ltd.	21,200	36,891
	Ricoh Elemex Corp.	77,000	611,876
	Rikei Corp.	22,500	45,710
	Riken Keiki Co., Ltd.	79,900	584,781
#	Roland DG Corp.	61,400	3,137,777
	Ryoden Trading Co., Ltd.	155,000	1,071,140
	Ryosan Co., Ltd.	125,300	3,082,668
	Ryoyo Electro Corp.	110,900	1,426,044
#	Sanken Electric Co., Ltd.	267,000	1,419,587
	Sanko Co., Ltd.	22,000	110,083
	Sanshin Electronics Co., Ltd.	111,000	1,459,974
#	Satori Electric Co., Ltd.	57,880	554,995
	Saxa Holdings, Inc.	194,000	305,391
	Sekonic Corp.	36,000	118,326
	Shindengen Electric Manufacturing Co., Ltd.	304,000	895,337
#	Shinkawa, Ltd.	70,200	1,072,815
#	Shinko Shoji Co., Ltd.	78,000	854,239
	Shizuki Electric Co., Inc.	103,000	348,227
#	Siix Corp.	86,000	885,098
	SMK Corp.	272,000	2,265,111
#	Sokkisha Co., Ltd.	107,000	602,681
#	Sorun Corp.	95,100	482,491
* #	SPC Electronics Corp.	48,200	80,030
	SRA Holdings	51,000	795,106
	Star Micronics Co., Ltd.	114,100	2,479,640
#	Sumida Corp.	67,949	906,292
#	Sumisho Computer Systems Corp.	172,700	2,765,516
	SUNX, Ltd.	120,600	763,416
	SystemPro Co., Ltd.	348	254,172
	Tachibana Eletech Co., Ltd.	64,100	559,692
#	Tamura Corp.	260,000	1,210,757
* #	Teac Corp.	872,000	734,386
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	639,169
#	TIS, Inc.	158,600	2,727,444
	TKC Corp.	103,300	1,845,627
* #	Toko, Inc.	309,000	545,022
	Tokyo Denpa Co., Ltd.	24,900	301,579
	Tokyo Electron Device, Ltd.	361	613,648
#	Tokyo Seimitsu Co., Ltd.	68,400	1,659,169
#	Tomen Electronics Corp.	51,900	585,021
#	Tose Co., Ltd.	23,100	222,098
	Totoku Electric Co., Ltd.	129,000	145,096
	Toukei Computer Co., Ltd.	28,410	361,991
#	Towa Corp.	74,800	703,063
#	Toyo Corp.	113,600	1,418,134
#	Trans Cosmos, Inc.	167,900	1,953,847
	Trinity Industrial Corp.	56,000	328,856
	Tsuzuki Densan Co., Ltd.	22,500	81,815
#	Uniden Corp.	221,000	1,276,698
* #	Union Holdings Co., Ltd.	148,000	72,454
	XNET Corp.	91	108,356

	Yamaichi Electronics Co., Ltd.	64,400	246,961
	Yaskawa Information Systems Corp.	40,000	158,168
#	Ye Data, Inc.	43,000	88,573
#	Yokowo Co., Ltd.	71,300	487,747
#	Zuken, Inc.	97,700	1,008,172
Total Information Technology			171,868,705

Materials — (8.3%)
	Achilles Corp.	688,000	875,614
	Adeka Corp.	350,600	3,570,572
	Agro-Kanesho Co., Ltd.	7,000	50,366
#	Aichi Steel Corp.	376,000	1,835,596
	Arakawa Chemical Industries, Ltd.	69,500	720,627
	Aronkasei Co., Ltd.	127,000	505,570
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	985,270
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	804,496
	Chugai Mining Co., Ltd.	875,900	374,328
	Chugoku Marine Paints, Ltd.	238,000	2,127,965
#	Chugokukogyo Co., Ltd.	105,000	102,821
*	Co-Op Chemical Co., Ltd.	163,000	194,843
#	Dai Nippon Toryo, Ltd.	501,000	639,711
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	430,530
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	288,520
#	Daiken Corp.	450,000	1,071,770
#	Daiki Aluminium Industry Co., Ltd.	148,000	510,775
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,343,120
#	Daio Paper Corp.	435,500	3,550,945
#	Daiso Co., Ltd.	383,000	1,236,620
	DC Co., Ltd.	117,000	360,678
	Dijet Industrial Co., Ltd.	81,000	165,067
	Dynapac Co., Ltd.	25,000	83,531
#	FP Corp.	77,300	2,416,292
#	Fujikura Kasei Co., Ltd.	97,000	785,041
	Fumakilla, Ltd.	87,000	251,886
#	Godo Steel, Ltd.	556,000	1,429,828
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	550,396
	Harima Chemicals, Inc.	80,000	363,104
#	Hodogaya Chemical Co., Ltd.	288,000	675,503
	Hokkan Holdings, Ltd.	215,000	676,394
	Hokko Chemical Industry Co., Ltd.	90,000	292,841
#	Hokuetsu Paper Mills, Ltd.	642,500	3,129,448
#	Hokushin Co., Ltd.	64,000	159,859
	Honshu Chemical Industry Co., Ltd.	35,000	171,623
	Ihara Chemical Industry Co., Ltd.	155,000	291,262
#	ISE Chemicals Corp.	88,000	635,421
* #	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,539,165
#	Ishii Iron Works Co., Ltd.	110,000	194,383
	Japan Carlit Co., Ltd.	59,800	263,753
#	JSP Corp.	109,600	1,251,297
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,171,259
	Kasei (C.I.) Co., Ltd.	119,000	280,935

	Katakura Chikkarin Co., Ltd.	43,000	104,890
	Kawasaki Kasei Chemicals, Ltd.	121,000	206,899
* #	Kishu Paper Co., Ltd.	267,000	352,834
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,132,328
#	Kohsoku Corp.	64,500	370,092
	Konishi Co., Ltd.	69,300	612,195
	Kumiai Chemical Industry Co., Ltd.	296,000	496,210
	Kureha Corp.	644,500	3,434,357
#	Kurimoto, Ltd.	458,000	922,222
#	Kurosaki Harima Corp.	293,000	754,107
#	Lintec Corp.	46,400	787,688
	MEC Co., Ltd.	62,800	735,119
	Mesco, Inc.	30,000	185,360
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,345,988
	Mitsubishi Shindoh Co., Ltd.	200,000	461,336
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,061,101
* #	Mitsui Mining Co., Ltd.	793,500	2,356,402
#	Mory Industries, Inc.	154,000	461,289
#	Nakabayashi Co., Ltd.	185,000	317,681
#	Nakayama Steel Works, Ltd.	454,000	920,977
#	Neturen Co., Ltd., Tokyo	158,000	1,849,008
	Nichia Steel Works, Ltd.	179,900	617,328
#	Nichireki Co., Ltd.	96,000	274,053
	Nifco, Inc.	167,100	3,877,714
	Nihon Kagaku Sangyo Co., Ltd.	81,000	636,230
#	Nihon Matai Co., Ltd.	111,000	158,894
#	Nihon Nohyaku Co., Ltd.	224,000	1,213,509
	Nihon Parkerizing Co., Ltd.	235,000	3,126,205
	Nihon Seiko Co., Ltd.	18,000	41,792
*	Nippon Carbide Industries Co., Inc.	201,000	352,701
	Nippon Chemical Industrial Co., Ltd.	288,000	715,120
#	Nippon Chutetsukan K.K.	97,000	137,220
* #	Nippon Chuzo K.K.	136,000	213,502
#	Nippon Concrete Industries Co., Ltd.	157,000	286,587
#	Nippon Denko Co., Ltd.	382,000	2,225,500
	Nippon Fine Chemical Co., Ltd.	93,000	686,850
	Nippon Foil Manufacturing Co., Ltd.	51,000	73,848
#	Nippon Kasei Chemical Co., Ltd.	364,000	661,379
#	Nippon Kinzoku Co., Ltd.	227,000	561,616
#	Nippon Koshuha Steel Co., Ltd.	449,000	835,257
	Nippon Light Metal Co., Ltd.	846,000	1,464,939
#	Nippon Metal Industry Co., Ltd.	608,000	1,826,071
#	Nippon Paint Co., Ltd.	779,200	3,816,968
	Nippon Pigment Co., Ltd.	43,000	130,168
	Nippon Pillar Packing Co., Ltd.	85,000	497,263
	Nippon Soda Co., Ltd.	539,000	2,175,049
	Nippon Valqua Industries, Ltd.	321,000	997,201
	Nippon Yakin Kogyo Co., Ltd.	406,000	2,770,824
	Nittetsu Mining Co., Ltd.	288,000	1,967,326
	Nitto FC Co., Ltd.	72,000	365,330
	NOF Corp.	719,000	2,871,157
#	Okamoto Industries, Inc.	412,000	1,276,364

#	Okura Industrial Co., Ltd.	216,000	496,834
	Osaka Organic Chemical Industry, Ltd.	67,700	336,235
	Osaka Steel Co., Ltd.	151,000	2,068,529
	Riken Technos Corp.	202,000	511,058
#	S Science Co., Ltd.	3,265,000	375,037
#	S.T. Chemical Co., Ltd.	102,700	1,215,674
	Sakai Chemical Industry Co., Ltd.	364,000	1,716,949
	Sakata INX Corp.	219,000	1,077,820
	Sanyo Chemical Industries, Ltd.	410,000	2,281,341
#	Sanyo Special Steel Co., Ltd.	568,300	3,809,520
	Sekisui Plastics Co., Ltd.	352,000	1,091,936
	Shikoku Chemicals Corp.	207,000	844,346
	Shinagawa Refractories Co., Ltd.	229,000	693,476
#	Shin-Etsu Polymer Co., Ltd.	286,100	2,018,685
	Shinko Wire Co., Ltd.	189,000	330,540
	Showa Tansan Co., Ltd.	49,000	147,678
	Somar Corp.	43,000	150,283
#	Stella Chemifa Corp.	43,200	939,530
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,764,861
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,202,417
	Sumitomo Pipe & Tube Co., Ltd.	111,000	779,275
	Sumitomo Seika Chemicals Co., Ltd.	244,000	966,437
#	Taisei Lamick Co., Ltd.	18,900	400,896
	Takasago International Corp.	348,000	2,400,790
	Takiron Co., Ltd.	249,000	664,741
	Tayca Corp.	154,000	440,082
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,754,168
#	The Pack Corp.	67,900	1,035,835
* #	Titan Kogyo Kabushiki Kaisha	59,000	79,639
#	Toagosei Co., Ltd.	921,000	2,917,902
	Toda Kogyo Corp.	162,000	626,412
	Tohcello Co., Ltd.	119,000	729,058
#	Toho Zinc Co., Ltd.	436,000	2,343,460
* #	Tokushu Tokai Holdings Co., Ltd.	518,580	1,062,217
#	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,547,913
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,027,872
	Tokyo Tekko Co., Ltd.	162,000	596,700
	Tomoegawa Paper Co., Ltd.	125,000	293,543
	Tomoku Co., Ltd.	302,000	565,092
	Topy Industries, Ltd.	768,000	2,087,741
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,888,573
	Toyo Kohan Co., Ltd.	335,000	1,526,722
	TYK Corp.	145,000	260,001
#	Ube Material Industries, Ltd.	282,000	841,124
	Wood One Co., Ltd.	173,000	980,343
	Yamamura Glass Co., Ltd.	369,000	785,942
	Yodogawa Steel Works, Ltd.	641,500	3,273,314
	Yuki Gosei Kogyo Co., Ltd.	49,000	132,445
#	Yushiro Chemical Industry Co., Ltd.	53,000	874,170
Total Materials			154,036,229

Utilities — (0.5%)
# Hokkaido Gas Co., Ltd.	215,000	535,325
Hokuriku Gas Co., Ltd.	99,000	270,155
# Okinawa Electric Power Co., Ltd.	61,171	2,838,077
# Saibu Gas Co., Ltd.	1,331,000	3,025,240
Shizuoka Gas Co., Ltd.	265,000	1,233,642
Tokai Corp.	265,000	1,086,112
Total Utilities		8,988,551

TOTAL COMMON STOCKS		1,385,248,146

RIGHTS/WARRANTS — (0.0%)
* Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/04/08 (Collateralized by $7,370,000 FNMA 6.500%, 11/01/36, valued at $5,628,913) to be repurchased at $5,549,518	5,545	5,545,000

		Face Amount	Value †
		(000)

SECURITIES LENDING COLLATERAL — (25.2%)
@	Repurchase Agreement, Barclays Capital Inc. 4.75%, 01/02/08 (Collateralized by $102,211,000 FHLB 2.897%(y), 05/16/08 & FHLMC 5.000%, 12/19/12, valued at $102,000,196) to be repurchased $100,026,389	$100,000	100,000,000
@	Repurchase Agreement, BNP Paribas Securities 4.75%, 01/02/08 (Collateralized by $55,829,107 FHLMC 4.412%, 10/01/35 & FNMA 5.500%, 06/01/37 & 6.000%, 09/01/37, valued at $51,000,001) to be repurchased at $50,013,194	50,000	50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $256,113,334 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 07/01/21 to 09/01/37, valued at $220,217,763) to be repurchased at $215,956,742	215,900	215,899,768
@	Repurchase Agreement, Merrill Lynch 4.60%, 01/02/08 (Collateralized by $130,151,953 FNMA 4.500%, 09/01/23 & 5.500%, 04/01/36, valued at $103,772,917) to be repurchased at $101,763,335	101,737	101,737,335
TOTAL SECURITIES LENDING COLLATERAL			467,637,103

TOTAL INVESTMENTS - (100.0%) (Cost $2,026,617,389)			$1,858,430,249

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2007

(Unaudited)

		Shares	Value ††
AUSTRALIA — (44.4%)
COMMON STOCKS — (44.3%)
#	ABB Grain, Ltd.	739,505	$5,479,785
*	Adacel Technologies, Ltd.	113,249	64,379
*	Adamus Resources, Ltd.	532,491	301,995
#	ADCorp Australia, Ltd.	229,411	80,235
	Adelaide Brighton, Ltd.	2,152,087	6,521,921
# *	Admiralty Resources NL	3,945,183	1,477,237
	Adtrans Group, Ltd.	32,047	144,303
# *	AED Oil, Ltd.	417,895	1,540,403
	Aevum, Ltd.	393,598	1,018,769
*	Agenix, Ltd.	707,478	104,670
# *	Aim Resources, Ltd.	4,675,484	464,175
*	Ainsworth Game Technology, Ltd.	393,653	105,020
	AJ Lucas Group, Ltd.	214,698	831,505
# *	Alchemia, Ltd.	565,630	345,026
#	Alesco Corp., Ltd.	307,036	2,747,037
*	Alkane Resources, Ltd.	938,520	269,370
# *	Allegiance Mining NL	2,762,269	2,559,857
# *	Alliance Resources, Ltd.	1,027,029	1,173,358
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	119,413
*	Amadeus Energy, Ltd.	819,137	479,685
	Amalgamated Holdings, Ltd.	370,491	2,175,632
	Amcom Telecommunications, Ltd.	1,135,725	233,541
	Ammtec, Ltd.	8,165	28,135
*	Andean Resources, Ltd.	1,528,898	2,974,644
*	Anglo Australian Resources NL	1,799,335	138,380
	Ansell, Ltd.	722,409	7,606,507
# *	Antares Energy, Ltd.	627,352	239,432
# *	Anzon Australia, Ltd.	1,313,500	1,894,752
	AP Eagers, Ltd.	34,403	495,143
#	APA Group	1,826,564	5,787,864
# *	Aquila Resources, Ltd.	545,891	4,494,022
# *	Arana Therapeutics, Ltd.	686,367	688,020
	ARB Corporation, Ltd.	311,295	1,130,433
# *	ARC Energy, Ltd.	1,435,827	1,643,450
	Ariadne Australia, Ltd.	291,838	135,192
# *	Arrow Energy NL	2,475,100	5,844,918
#	ASG Group, Ltd.	167,393	258,322
#	Aspen Group	998,011	2,001,410
#	Astron, Ltd.	81,870	165,929
	Atlas Group Holding, Ltd.	469,001	323,733
#	Atlas South Sea Pearl, Ltd.	82,585	29,536
*	Aurora Oil and Gas, Ltd.	589,181	218,092
	Ausdrill, Ltd.	631,738	1,269,577
	Ausmelt, Ltd.	44,782	53,488
#	Austal, Ltd.	791,629	1,965,700
# *	Austar United Communications, Ltd.	5,016,120	6,942,545

	Austereo Group, Ltd.	1,574,384	3,302,270
*	Austpac Resources NL	2,298,702	270,008
#	Australian Agricultural Co., Ltd.	1,071,549	2,996,916
#	Australian Infrastructure Fund	1,916,663	5,190,227
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,714,078
*	Australian Worldwide Exploration, Ltd.	2,282,949	6,653,112
*	Auto Group, Ltd.	41,309	—
	Autodom, Ltd.	173,083	43,237
#	Automotive Holdings Group	159,878	474,334
# *	Autron Corporation, Ltd.	989,247	55,591
*	Avexa, Ltd.	167,778	78,738
#	AVJennings, Ltd.	935,484	925,185
#	AWB, Ltd.	1,465,435	3,747,139
#	Babcock & Brown Communities, Ltd.	3,030,777	2,432,793
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	231,677
*	Ballarat South Gold, Ltd.	1,996	15,815
#	Bank of Queensland, Ltd.	631,868	9,817,928
#	Beach Petroleum, Ltd.	4,592,115	5,981,868
*	Beaconsfield Gold NL	89,078	19,792
#	Becton Property Group	738,481	2,478,656
# *	Bemax Resources, Ltd.	3,453,449	767,395
#	Bendigo Bank, Ltd.	1,179,195	15,211,925
# *	Bendigo Mining, Ltd.	2,274,874	662,376
	Beyond International, Ltd.	61,256	67,232
# *	Biota Holdings, Ltd.	940,673	1,012,395
	Blackmores, Ltd.	67,950	1,295,086
*	Blina Diamonds, Ltd.	15,073	2,120
# *	BMA Gold, Ltd.	710,924	65,544
#	Boom Logistics, Ltd.	859,852	1,413,365
# *	Boulder Steel, Ltd.	1,667,795	380,076
# *	BQT Solutions, Ltd.	659,898	71,995
	Bradken, Ltd.	519,409	3,562,997
*	Breakaway Resporces. Ltd.	755,280	391,026
	Brickworks, Ltd.	90,630	1,039,963
	BSA, Ltd.	468,015	276,708
#	Cabcharge Australia, Ltd.	498,952	4,607,084
# *	Calliden Group, Ltd.	633,393	319,826
#	Campbell Brothers, Ltd.	233,818	6,493,679
*	Cape Range Wireless, Ltd.	3,581,304	12,578
# *	Capral Aluminium, Ltd.	743,515	244,440
	Cardno, Ltd.	229,725	1,477,292
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,674,454
*	Carnegie Corp., Ltd.	706,760	259,866
	Cash Converters International, Ltd.	1,086,054	379,324
# *	CBH Resources, Ltd.	3,817,916	1,799,098
	CDS Technologies, Ltd.	13,276	11,074
#	CEC Group, Ltd.	181,927	430,627
#	Cedar Woods Properties, Ltd.	92,313	384,654
*	Cellestis, Ltd.	395,742	1,068,559
*	Cellnet Group, Ltd.	216,083	103,964
# *	Centamin Egypt, Ltd.	1,755,553	2,146,645
#	Centennial Coal Co., Ltd.	1,427,060	6,016,780
*	Ceramic Fuel Cells, Ltd.	1,152,980	561,226
	Chandler Macleod, Ltd.	86,879	64,893
#	Charter Hall Group	1,590,378	3,457,713
*	Chemeq, Ltd.	166,742	12,152
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	530,574
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,531

*	Circadian Technologies, Ltd.	64,591	68,392
# *	Citigold Corp., Ltd.	3,037,923	1,213,076
#	City Pacific, Ltd.	664,428	2,143,810
#	Clarius Group, Ltd.	246,922	493,056
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	339,675
	Clive Peeters, Ltd.	23,012	29,739
# *	Clough, Ltd.	2,423,383	1,923,040
*	Clover Corp., Ltd.	269,348	38,950
	CMI, Ltd.	81,810	106,348
*	CO2 Group, Ltd.	780,559	526,839
*	Coal of Africa, Ltd.	204,382	320,628
#	Coates Hire, Ltd.	1,227,266	7,021,436
#	Codan, Ltd.	142,942	107,456
*	Coeur d’Alene Mines Corp.	798,281	3,785,020
#	Coffey International, Ltd.	511,453	1,743,899
	Collection House, Ltd.	385,044	220,982
#	Commander Communications, Ltd.	929,503	221,925
# *	Compass Resources NL	523,704	1,356,894
*	ComTel Corp., Ltd.	2,410,294	35,642
*	Coneco, Ltd.	27,850	5,747
#	ConnectEast Group	6,493,197	9,051,093
# *	Conquest Mining, Ltd.	1,039,761	541,931
#	Consolidated Minerals, Ltd.	833,699	3,643,795
#	Consolidated Rutile, Ltd.	1,468,122	718,613
*	Coplex Resources NL	231,400	18,286
# *	Copperco, Ltd.	1,811,991	1,468,214
#	Corporate Express Australia, Ltd.	743,408	4,100,522
#	Count Financial, Ltd.	1,080,892	2,551,369
	Coventry Group, Ltd.	136,019	362,745
#	CP1, Ltd.	471,500	227,221
*	CPI Group, Ltd.	68,585	28,149
#	Crane Group, Ltd.	340,409	5,069,189
#	Credit Corp. Group, Ltd.	191,655	796,072
*	Crescent Gold, Ltd.	1,124,856	371,135
*	Croesus Mining NL	58,537	212,018
# *	CuDeco, Ltd.	419,252	1,348,910
# *	Cue Energy Resources, Ltd.	452,354	84,819
# *	Customers, Ltd.	5,543,725	823,193
*	Cytopia, Ltd.	187,724	80,648
	Danks Holdings, Ltd.	10,425	72,529
	Data#3, Ltd.	5,572	34,734
	David Jones, Ltd.	1,692,582	8,123,552
# *	Deep Yellow, Ltd.	5,006,288	1,648,105
#	Devine, Ltd.	736,048	901,638
# *	Dioro Exploration NL	178,366	282,141
	DKN Financial Group, Ltd.	916	1,168
#	Dominion Mining, Ltd.	448,179	2,169,044
	Downer EDI, Ltd.	1,543,149	7,246,727
*	Dragon Mining, Ltd.	1,665,100	189,415
*	Drillsearch Energy, Ltd.	2,197,169	189,048
#	DUET Group	2,902,541	7,464,935
	Dyno Nobel, Ltd.	3,976,875	7,758,774
# *	Eastern Star Gas, Ltd.	2,278,532	853,752
*	Ellex Medical Lasers, Ltd.	162,000	116,082
# *	Emporer Mines, Ltd.	1,284,668	79,759
#	Energy Developments, Ltd.	619,845	2,101,604
# *	Energy World Corp., Ltd.	4,711,617	3,838,782
*	engin, Ltd.	674,773	67,845

#	Envestra, Ltd.	3,775,052	3,136,527
	Envirozel, Ltd.	710,966	391,141
#	Equigold NL	747,635	2,584,242
# *	ERG, Ltd.	3,388,940	275,601
# *	Espreon, Ltd.	178,000	88,657
#	Euroz, Ltd.	4,019	17,478
# *	Falcon Minerals, Ltd.	595,369	149,894
	Fantastic Holdings, Ltd.	363,333	1,435,283
	Felix Resources, Ltd.	776,216	5,442,591
*	Fig Tree Developments, Ltd.	20,365	2,406
*	First Australian Resources, Ltd.	1,610,976	168,407
#	FKP Property Group	1,225,844	6,780,266
#	Fleetwood Corp., Ltd.	249,410	2,314,049
#	Flight Centre, Ltd.	343,831	9,652,660
	Forest Enterprises Australia, Ltd.	1,513,062	866,987
*	Forge Group, Ltd.	170,828	194,422
#	Funtastic, Ltd.	678,385	382,038
*	Fusion Resources, Ltd.	7,950	6,710
#	Futuris Corp., Ltd.	3,134,788	5,880,289
*	Gale Pacific, Ltd.	125,851	50,444
	Gazal Corp., Ltd.	104,542	191,782
# *	Genetic Technologies, Ltd.	830,383	108,236
# *	Geodynamics, Ltd.	787,668	1,371,277
*	Gindalbie Metals, Ltd.	1,817,381	1,880,171
# *	Giralia Resources NL	599,030	687,981
*	Glengarry Resources, Ltd.	768,955	103,565
*	Globe International, Ltd.	88,283	98,202
*	Golden Gate Petroleum, Ltd.	797,686	230,723
*	Goldsearch, Ltd.	423,975	27,845
	Gowing Bros., Ltd.	79,311	263,139
#	Graincorp, Ltd. Series A	240,483	2,061,122
# *	Grange Resources, Ltd.	422,979	995,904
	GRD, Ltd.	868,801	1,605,530
#	Great Southern, Ltd.	1,380,054	2,314,957
#	GUD Holdings, Ltd.	370,273	3,212,658
#	Gunns, Ltd.	1,858,983	5,897,375
#	GWA International, Ltd.	1,166,276	3,618,030
	Hastie Group, Ltd.	471,007	2,014,325
*	Havilah Resources NL	280,570	456,051
#	Healthscope, Ltd.	999,371	4,726,242
# *	Herald Resources, Ltd.	872,076	1,688,610
# *	Heron Resources, Ltd.	673,833	695,001
	HGL, Ltd.	103,827	193,739
# *	Highlands Pacific, Ltd.	2,651,500	324,499
#	Hills Industries, Ltd.	745,813	3,489,280
# *	Horizon Oil, Ltd.	3,227,717	1,178,363
# *	Housewares International, Ltd.	521,039	1,006,706
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	306,418
*	Hyro, Ltd.	1,500,097	235,558
#	IBA Health Group, Ltd.	2,008,834	1,585,829
*	ICSGlobal, Ltd.	177,934	36,104
	IDT Australia, Ltd.	82,205	173,995
#	iiNet, Ltd.	487,339	913,735
#	Iluka Resources, Ltd.	1,225,500	4,922,851
	Imdex, Ltd.	812,684	1,791,907
*	Imugene, Ltd.	474,785	62,393
*	IMX Resources Mining NL	564,840	349,511
	Incitec Pivot, Ltd.	53,280	5,439,875

#	Independence Group NL	518,674	3,997,182
*	Independent Practitioner Network, Ltd.	457,414	99,805
*	Indo Mines, Ltd.	108,199	112,835
# *	Indophil Resources NL	1,510,858	1,269,628
#	Industrea, Ltd.	2,956,173	1,801,086
#	Infomedia, Ltd.	1,375,074	649,524
*	Innamincka Petroleum, Ltd.	210,000	204,241
	Integrated Research, Ltd.	261,513	93,820
*	Intellect Holdings, Ltd.	48,362	3,203
*	Intermoco, Ltd.	2,462,900	111,500
*	Intrepid Mines, Ltd.	320,115	81,303
*	Investika, Ltd.	3,500	10,848
#	Invocare, Ltd.	489,256	2,995,332
#	IOOF Holdings, Ltd.	317,638	2,323,177
#	Iress Market Technology, Ltd.	518,955	3,612,227
*	Ixla, Ltd.	89,921	1,816
# *	Jabiru Metals, Ltd.	1,898,193	2,136,250
#	JB Hi-Fi, Ltd.	507,155	6,895,794
#	Jubilee Mines NL	494,194	9,742,972
*	Jumbuck Entertainment, Ltd.	7,000	5,249
#	Just Group, Ltd.	911,500	3,693,070
	K&S Corp., Ltd.	149,522	444,439
#	Kagara, Ltd.	831,710	4,467,702
*	Keycorp, Ltd.	215,466	52,973
# *	Kings Minerals NL	1,634,196	906,544
*	Kingsgate Consolidated, Ltd.	386,155	1,557,452
	Kresta Holdings, Ltd.	507,262	138,087
*	Lafayette Mining, Ltd.	1,963,956	25,867
*	Lakes Oil NL	11,368,868	89,200
*	Lednium, Ltd.	195,019	13,699
	Lemarne Corp., Ltd.	30,790	91,214
*	Leyshon Resources, Ltd.	103,357	52,242
# *	Life Therapeutics, Ltd.	393,649	105,317
	Lighting Corp., Ltd.	180,200	170,837
*	Lodestar Minerals, Ltd.	96,976	15,327
*	Longreach Group, Ltd.	92,007	1,942
	Lycopodium, Ltd.	45,700	196,517
# *	Lynas Corp., Ltd.	2,473,985	2,089,100
#	MacArthur Coal, Ltd.	750,573	6,417,814
#	MacMahon Holdings, Ltd.	2,415,280	3,505,928
# *	Macmin Silver, Ltd.	2,087,514	389,351
#	Macquarie Media Group, Ltd.	864,252	3,118,060
*	Macquarie Telecom Group, Ltd.	35,019	39,998
# *	Marion Energy, Ltd.	1,131,083	933,805
	Maryborough Sugar Factory, Ltd.	2,560	6,421
	MaxiTRANS Industries, Ltd.	786,246	490,251
*	McGuigan Simeon Wines, Ltd.	528,112	1,037,647
	McMillan Shakespeare, Ltd	194,418	680,996
	McPherson’s, Ltd.	303,441	838,591
*	Mega Uranium	48,090	266,612
#	Melbourne IT, Ltd.	362,091	1,059,547
*	Mercury Mobility, Ltd.	232,538	58,191
#	Mermaid Marine Australia, Ltd.	671,857	1,187,955
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	41,685
# *	Metal Storm, Ltd.	2,280,892	169,606
	MFS Living and Leisure Group	612,226	371,866
# *	Midwest Corp., Ltd.	926,668	3,847,628
*	Mikoh Corp., Ltd.	611,820	334,753

	Mincor Resources NL	966,747	3,510,856
# *	Mineral Deposits, Ltd.	1,702,513	2,002,869
#	Mitchell Communications Group, Ltd.	1,108,939	1,043,556
*	Molopo Australia, Ltd.	580,258	440,735
#	Monadelphous Group, Ltd.	348,090	4,177,133
*	Morning Star Gold NL	25,000	5,926
	Mortgage Choice, Ltd.	529,000	999,486
*	Mosaic Oil NL	2,081,400	208,534
# *	Mount Gibson Iron, Ltd.	3,182,221	7,735,350
# *	Murchison Metals, Ltd.	1,368,522	4,092,308
# *	Murchison United NL	850,000	77,668
*	MXL, Ltd.	2,132,080	54,144
#	MYOB, Ltd.	1,540,742	1,952,918
	Namoi Cotton Cooperative, Ltd.	196,490	77,382
	National Can Industries, Ltd.	97,017	146,816
	National Hire Group, Ltd.	102,000	228,710
#	Navitas, Ltd.	1,153,075	2,071,902
#	New Hope Corp., Ltd.	3,616,557	7,278,072
# *	Nexus Energy, Ltd.	2,385,311	3,785,881
# *	Nido Petroleum, Ltd.	3,907,766	953,306
*	North Australian Diamonds, Ltd.	3,646,488	76,800
# *	Novogen, Ltd.	391,594	424,591
	Nufarm, Ltd.	424,178	5,250,882
*	NuSep, Ltd.	17,442	2,820
# *	Nylex, Ltd.	173,801	362,747
	Oakton, Ltd.	386,916	1,973,905
*	Oceana Gold Corp.	276,861	670,184
# *	Orbital Corp., Ltd.	2,045,099	444,748
	OrotonGroup, Ltd.	79,968	272,209
#	Over Fifty Group, Ltd.	38,567	79,499
	Pacific Brands, Ltd.	2,613,094	7,420,997
# *	Pan Australian Resources, Ltd.	6,774,176	5,786,402
# *	Pan Pacific Petroleum NL	2,658,114	577,750
	Paperlinx, Ltd.	2,302,552	5,335,194
*	Payce Consolidated, Ltd.	29,670	74,378
#	PCH Group, Ltd.	735,492	904,116
#	Peet, Ltd.	995,660	3,484,662
	Perilya, Ltd.	912,675	2,081,384
# *	Perseverance Corp., Ltd.	2,968,383	503,443
*	Petra Diamonds, Ltd.	65,193	215,805
# *	Petsec Energy, Ltd.	639,916	860,788
# *	Pharmaxis, Ltd.	834,099	3,072,369
#	Photon Group, Ltd.	232,832	1,289,934
*	Planet Gas, Ltd.	735,200	95,835
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	849,581	2,032,061
	PMP, Ltd.	1,532,051	2,418,053
*	Polartechnics, Ltd.	475,707	157,396
#	Port Bouvard, Ltd.	794,505	1,355,098
# *	Portman, Ltd.	626,906	5,734,947
# *	Poseidon Nickel, Ltd.	670,939	598,826
	PPK Group, Ltd.	99,965	72,939
*	Prana Biotechnology, Ltd.	195,424	86,667
#	Primary Health Care, Ltd.	568,748	5,926,655
#	Prime Media Group, Ltd.	421,327	1,319,129
# *	Progen Pharmaceuticals, Ltd.	190,880	424,115
	Programmed Maintenance Service, Ltd.	416,502	1,864,853
# *	pSvida, Ltd.	1,918,197	146,705

#	Ramsay Health Care, Ltd.	586,057	5,610,291
	Raptis Group, Ltd.	12,000	11,145
#	RCR Tomlinson, Ltd.	542,680	1,105,201
#	Reckon, Ltd.	141,500	173,208
#	Redflex Holdings, Ltd.	370,671	1,086,299
	Reece Australia, Ltd.	244,737	5,747,461
*	Renison Consolidated Mines NL	1,364,371	46,347
*	Repcol, Ltd.	554,848	48,718
# *	Resolute Mining, Ltd.	1,235,291	1,889,855
# *	Resource Pacific Holdings, Ltd.	1,191,832	3,095,390
#	Reverse Corp., Ltd.	236,664	858,798
#	Ridley Corp., Ltd.	1,223,947	1,242,922
# *	Riversdale Mining, Ltd.	789,786	6,900,806
# *	Roc Oil Co., Ltd.	1,536,896	4,054,722
	Rock Building Society, Ltd.	25,092	101,133
	Ross Human Directions, Ltd.	143,511	68,756
#	Ruralco Holdings, Ltd.	69,600	247,107
#	SAI Global, Ltd.	678,767	1,869,172
*	Salinas Energy, Ltd.	865,265	391,471
#	Sally Malay Mining, Ltd.	840,477	3,866,769
#	Salmat, Ltd.	761,346	2,693,063
*	Samson Oil & Gas, Ltd.	677,329	109,210
	Schaffer Corp., Ltd.	33,766	275,358
	SDI, Ltd.	374,482	141,616
	Seek, Ltd.	744,465	5,174,444
#	Select Harvests, Ltd.	179,659	1,177,957
# *	Senetas Corp., Ltd.	1,846,596	131,415
#	Servcorp, Ltd.	288,950	1,239,055
#	Service Stream, Ltd.	735,094	1,167,683
*	Shield Mining, Ltd.	72,292	17,819
#	Sigma Pharmaceuticals, Ltd.	2,075,000	2,892,095
# *	Silex System, Ltd.	590,711	3,083,986
# *	Sino Gold Mining, Ltd.	722,503	4,355,948
*	Sino Strategic International, Ltd.	130,864	115,936
*	Sipa Resources International N.L.	250,000	26,007
# *	Sirtex Medical, Ltd.	216,786	854,028
#	Skilled Group, Ltd.	432,647	2,059,791
#	SMS Management & Technology, Ltd.	292,441	1,940,733
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	562,898
	Specialty Fashion Group, Ltd.	807,082	1,163,604
*	Sphere Investments, Ltd. (6162272)	544,213	1,577,769
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	904,373	3,269,290
*	ST Synergy, Ltd.	33,420	16,139
# *	St. Barbara, Ltd.	3,302,450	2,232,733
	Staging Connections Group, Ltd.	307,232	241,389
*	Starpharma Holdings, Ltd.	497,958	171,739
#	Straits Resources, Ltd.	838,602	4,794,745
*	Strategic Minerals Corp. NL	358,100	19,350
	Structural Systems, Ltd.	177,188	540,853
	Stuart Petroleum, Ltd.	201,731	192,210
#	STW Communications Group, Ltd.	865,493	1,774,835
# *	Sundance Resources, Ltd.	5,993,157	2,220,460
#	Sunland Group, Ltd.	1,304,424	5,101,401
	Super Cheap Auto Group, Ltd.	531,010	1,991,913
#	Sydney Attractions Group, Ltd.	83,777	477,396
*	Symex Holdings, Ltd.	355,611	161,616

	Talent2 International, Ltd.	474,826	1,081,017
# *	Tamaya Resources, Ltd.	4,860,972	1,048,625
*	Tandou, Ltd.	10,230	4,019
*	Tap Oil, Ltd.	721,216	1,288,039
#	Tassal Group, Ltd.	524,293	1,918,163
	Technology One, Ltd.	1,346,767	1,274,136
	Ten Network Holdings, Ltd.	1,311,317	3,136,185
	TFS Corp., Ltd.	817,667	872,987
	Thakral Holdings Group	2,527,142	2,301,998
	The Reject Shop, Ltd.	114,737	1,284,293
#	Timbercorp, Ltd.	1,291,189	1,712,009
*	TNG, Ltd.	577,349	201,755
*	Tooth & Co., Ltd.	153,000	8,464
	Tower Australia Group, Ltd.	791,094	1,928,058
*	Tox Free Solutions, Ltd.	303,107	658,671
	Transfield Services, Ltd.	421,277	5,033,268
	Troy Resources NL	269,313	748,417
	Trust Co., Ltd.	80,260	821,967
*	Unilife Medical Solutions, Ltd.	544,389	156,513
*	Union Resources, Ltd.	1,290,000	19,339
#	UXC, Ltd.	898,950	1,413,964
# *	Ventracor, Ltd.	1,048,486	548,140
*	View Resources, Ltd.	1,283,369	240,201
	Village Roadshow, Ltd.	604,343	1,717,358
#	Virgin Blue Holdings, Ltd.	503,586	921,687
#	Vision Group Holdings, Ltd.	303,376	859,586
	Washington H. Soul Pattinson & Co., Ltd.	14,664	117,651
#	Watpac, Ltd.	466,520	1,935,552
#	Wattyl, Ltd.	407,907	882,367
	Webjet, Ltd.	408,181	606,581
	Webster, Ltd.	149,458	240,523
*	Wedgetail Mining, Ltd.	904,454	94,872
*	Wentworth Holdings, Ltd.	316,666	57,264
# *	Western Areas NL	694,336	3,280,274
#	WHK Group, Ltd.	1,123,295	2,160,924
	Wide Bay Australia, Ltd.	52,118	549,738
	Willmott Forests, Ltd.	51,672	77,021
# *	Windimurra Vanadium, Ltd.	403,073	706,095
*	Zinc Co. Australia, Ltd.	60,894	10,051
TOTAL COMMON STOCKS			685,293,122

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	936,643

RIGHTS/WARRANTS — (0.0%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	36,938
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,113
*	Chrome Corp., Ltd. Options 09/30/09	1,600	22
*	Cluff Resources Pacific NL Options 11/30/08	303,915	667
*	Havilah Resources NL Warrants 04/30/10	2,017	1,815
*	Imugene, Ltd. Rights 01/15/08	47,478	417
*	Macmin Silver, Ltd. Rights 01/30/08	417,502	5,499
*	Mosaic Oil NL Options 05/31/09	94,609	2,243
*	Oceana Gold Corp. Options 01/01/09	75,419	26,489
TOTAL RIGHTS/WARRANTS			80,203

TOTAL — AUSTRALIA			686,309,968

HONG KONG — (15.2%)
COMMON STOCKS — (15.2%)
	ABC Communications (Holdings), Ltd.	930,000	66,279
	Aeon Credit Service (Asia) Co., Ltd.	740,000	643,571
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	541,551
	Alco Holdings, Ltd.	1,468,000	598,689
	Allan International Holdings	592,000	104,953
#	Allied Group, Ltd.	683,200	3,724,133
	Allied Properties, Ltd.	10,756,000	3,954,252
*	A-Max Holdings, Ltd.	16,500,000	220,275
*	Applied Development Holdings, Ltd.	1,243,000	80,606
*	APT Satellite Holdings, Ltd.	850,000	219,895
*	Artfield Group, Ltd.	466,000	81,801
	Arts Optical International Holdings	730,000	287,965
	Asia Commercial Holdings, Ltd.	131,040	12,676
#	Asia Financial Holdings, Ltd.	2,768,908	1,499,903
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,941,082
	Asia Standard Hotel	26,194,087	352,819
	Asia Standard International Group, Ltd.	17,594,216	625,426
*	Asia TeleMedia, Ltd.	2,832,000	73,361
*	Asian Union New Media Group, Ltd.	28,920,000	536,629
*	Associated International Hotels	974,000	2,036,075
	Automated Systems Holdings, Ltd.	340,000	98,463
*	B.A.L. Holdings, Ltd.	243	4
	Baltrans Holdings, Ltd.	676,000	657,436
# *	Beijing Development (Hong Kong), Ltd.	166,000	78,517
*	Bio Beauty Group Reserved Shares	46,291	—
*	Bossini International Holdings, Ltd.	3,871,500	189,032
*	Build King Holdings, Ltd.	145,756	6,301
# *	Burwill Holdings, Ltd.	2,553,200	320,416
#	Cafe de Coral Holdings, Ltd.	1,516,000	3,722,796
*	Capital Estate, Ltd.	20,870,000	318,803
	Capital Strategic Investment, Ltd.	12,032,500	593,180
	CASH Financial Services Group, Ltd.	597,825	49,316
*	Casil Telecommunications Holdings, Ltd.	1,988,000	190,022
*	CATIC International Holdings, Ltd.	5,332,000	286,651
	CCT Telecom Holdings, Ltd.	1,724,970	296,468
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	170,070
#	Century City International	43,326,000	679,948
	Champion Technology Holdings, Ltd.	4,271,748	876,559
	Chen Hsong Holdings, Ltd.	1,576,000	937,478
	Cheuk Nang (Holdings), Ltd.	430,024	360,976
	Chevalier International Holdings, Ltd.	733,482	749,872
	Chevalier Pacific Holdings, Ltd.	355,250	172,254
*	China Best Group Holding, Ltd.	11,370,000	180,112
*	China Digicontent Co., Ltd.	2,710,000	3,476
	China Electronics Corp. Holdings Co., Ltd.	890,250	405,612
# *	China Grand Forestry Resources Group, Ltd.	14,816,000	3,095,764
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	190,630
*	China Investments Holdings, Ltd.	210,000	9,938
#	China Metal International Holdings, Ltd.	2,844,000	807,362
*	China Motion Telecom International, Ltd.	5,080,000	225,285
	China Motor Bus Co.	74,000	602,587
# *	China Oil & Gas Group, Ltd.	1,573,200	146,962
	China Oriental Group Co., Ltd.	6,922,974	5,613,020

# *	China Renji Medical Group, Ltd.	21,492,000	433,981
	China Resources Logic, Ltd.	7,086,000	1,258,415
*	China Rise International Holdings, Ltd.	1,822,000	81,730
*	China Sciences Conservational Power, Ltd.	210,400	19,428
*	China Sci-Tech Holdings, Ltd.	4,030,600	164,425
# *	China Seven Star Shopping, Ltd.	8,410,000	287,115
	China Shineway Pharmaceutical Group, Ltd.	1,533,800	1,111,652
# *	China Solar Energy Holdings, Ltd.	9,802,905	679,806
*	China Star Entertainment, Ltd.	660,438	9,404
*	China Timber Resources Group, Ltd.	16,551,680	488,270
*	China WindPower Group, Ltd.	183,400	14,192
#	China Wireless Technologies, Ltd.	5,152,000	806,686
# *	China Zenith Chemical Group, Ltd.	8,037,500	409,391
	China Zirconium, Ltd.	1,164,000	213,613
*	Chinese People Holdings Co., Ltd.	7,760,000	363,087
	Chinney Investments, Ltd.	1,144,000	148,330
#	Chong Hing Bank, Ltd.	1,197,000	2,829,278
#	Chow Sang Sang Holdings	1,513,680	2,601,227
#	Chu Kong Shipping Development	1,584,000	323,318
	Chuang’s China Investments, Ltd.	3,082,500	373,388
	Chuang’s Consortium International, Ltd.	3,558,930	755,709
	Chun Wo Development Holdings, Ltd.	2,002,926	357,728
*	Chung Tai Printing Holdings, Ltd.	10,960,000	346,662
	City e-Solutions, Ltd.	186,000	29,517
	City Telecom, Ltd.	1,402,000	389,735
# *	Clear Media, Ltd.	1,135,000	1,186,892
*	Climax International Co., Ltd.	40,700	2,140
	CNT Group, Ltd.	3,182,693	100,885
#	Coastal Greenland, Ltd.	5,792,000	1,171,326
	COL Capital, Ltd.	553,240	431,429
*	Compass Pacific Holdings, Ltd.	624,000	11,539
	Computer & Technologies Holdings, Ltd.	432,000	55,752
	Continental Holdings, Ltd.	98,825	22,171
	Convenience Retail Asia, Ltd.	64,000	26,891
#	Coslight Technology International Group, Ltd.	1,134,000	579,564
	Cosmos Machinery Enterprises, Ltd.	1,616,400	154,111
	Cross-Harbour Holdings, Ltd.	586,520	640,615
*	Culturecom Holdings, Ltd.	11,099,000	237,533
	Daisho Microline Holdings, Ltd.	1,236,000	237,917
*	Dan Form Holdings Co., Ltd.	2,866,600	250,258
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	187,151
#	Dickson Concepts International, Ltd.	816,630	746,060
*	Dragon Hill Wuling Automobile	112,500	32,453
# *	DVN Holdings, Ltd.	2,398,516	295,200
*	Dynamic Global Holdings, Ltd.	3,522,000	70,052
	Dynamic Holdings, Ltd.	384,000	146,605
	Eagle Nice (International) Holdings, Ltd.	238,000	64,571
	EcoGreen Fine Chemical Group	1,112,000	482,288
*	Eforce Holdings, Ltd.	2,620,000	171,769
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	348,880
*	E-Kong Group, Ltd.	620,000	60,573
*	Emperor Capital Group, Ltd.	749,672	131,590
#	Emperor Entertainment Hotel, Ltd.	2,410,000	550,307
	Emperor International Holdings, Ltd.	4,076,360	1,800,201
# *	Enerchina Holdings, Ltd.	3,068,800	142,344
*	ENM Holdings, Ltd.	3,816,000	164,980
	EPI (Holdings), Ltd.	157,951	8,423
# *	eSun Holdings, Ltd.	2,167,600	1,379,747

# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,440,095
*	Ezcom Holdings, Ltd.	72,576	447
#	Fairwood Holdings, Ltd.	316,600	437,405
#	Far East Consortium	4,141,517	2,340,125
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,055,000	277,955
	First Sign International Holdings, Ltd.	1,424,000	104,711
#	Fong’s Industries Co., Ltd.	1,470,000	890,412
*	Forefront Group, Ltd.	658,000	24,003
*	Foundation Group, Ltd.	1,560,000	128,162
#	Fountain Set Holdings, Ltd.	2,150,000	544,046
	Four Seas Food Investment Holdings, Ltd.	202,184	32,758
	Four Seas Mercantile Holdings, Ltd.	592,000	263,072
*	Frasers Property China, Ltd.	16,477,000	582,420
*	Freeman Corp., Ltd.	13,388,491	72,480
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,790,442
*	Fujian Holdings, Ltd.	237,800	24,036
	Fujikon Industrial Holdings, Ltd.	912,000	395,307
# *	Fushan International Energy Group, Ltd.	5,614,000	3,560,712
*	Genesis Energy Holdings, Ltd.	8,175,000	241,231
	Get Nice Holdings, Ltd.	3,100,000	302,299
	Giordano International, Ltd.	4,322,000	2,061,681
#	Global Green Tech Group, Ltd.	2,807,600	505,944
# *	Global Tech (Holdings), Ltd.	5,612,000	75,571
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,669,969
	Gold Peak Industries (Holdings), Ltd.	1,059,250	184,303
*	Goldbond Group Holdings, Ltd.	2,609,500	215,782
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	109,854
# *	Golden Resorts Group, Ltd.	16,420,000	845,806
	Golden Resources Development International, Ltd.	2,848,500	244,939
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	823,349
	Golik Holdings, Ltd.	930,500	43,393
*	GR Vietnam Holdings, Ltd.	620,000	38,648
#	Grande Holdings, Ltd.	882,000	405,554
	Group Sense (International), Ltd.	2,448,000	117,570
	Guangnan Holdings, Ltd.	1,779,600	345,452
	Hang Fung Gold Technology, Ltd.	1,860,482	427,297
	Hang Ten Group Holdings, Ltd.	1,705,850	123,684
	Hanny Holdings, Ltd.	4,856,000	150,745
*	Hans Energy Co., Ltd.	7,556,000	669,310
#	Harbour Centre Development, Ltd.	593,000	1,378,300
*	Heng Tai Consumables Group, Ltd.	3,173,000	541,145
# *	Hi Sun Technology (China), Ltd.	3,684,000	1,178,694
	High Fashion International, Ltd.	268,000	93,908
#	HKR International, Ltd.	3,715,936	3,518,321
#	Hon Kwok Land Investment Co., Ltd	1,132,535	427,329
*	Honesty Treasure International Holdings, Ltd.	6,280,000	353,164
*	Hong Fok Land, Ltd.	1,210,000	1,552
	Hong Kong Catering Management, Ltd.	542,796	67,776
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	829,727
*	Hong Kong Parkview Group, Ltd.	1,130,000	256,256
#	Hongkong Chinese, Ltd.	3,320,000	710,015
	Hop Fung Group Holdings, Ltd.	888,000	326,250
*	Hop Hing Holdings, Ltd.	660,265	56,168
	Hsin Chong Construction Group, Ltd.	1,569,658	419,902
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	496,408
	Huafeng Textile International Group, Ltd.	1,496,400	110,500

# *	Hualing Holdings, Ltd.	12,708,000	883,355
	Hung Hing Printing Group, Ltd.	1,603,275	676,483
	Hutchison Harbour Ring, Ltd.	17,106,000	1,264,753
*	Hycomm Wireless, Ltd.	4,709,000	49,899
	I.T., Ltd.	2,734,000	1,005,684
	I-Cable Communications, Ltd.	4,440,000	899,554
# *	IDT International, Ltd.	6,240,183	404,008
*	Imagi International Holdings, Ltd.	3,037,000	673,460
#	Integrated Distribution Services Group, Ltd.	775,000	2,429,806
*	Interchina Holdings Co., Ltd.	18,555,000	234,271
	IPE Group, Ltd.	1,740,000	219,966
	ITC Corp., Ltd.	5,616,644	414,671
*	ITC Properties Group, Ltd.	5,460,920	263,167
*	Jinhui Holdings Co., Ltd.	1,348,000	977,191
	Jiuzhou Development Co., Ltd.	2,632,000	264,208
	Johnson Electric Holdings, Ltd.	845,000	460,310
	Joyce Boutique Holdings, Ltd.	1,530,000	55,240
*	Junefield Department Store Group, Ltd.	256,000	9,138
#	K Wah International Holdings, Ltd.	6,104,405	3,833,645
*	Kai Yuan Holdings, Ltd.	3,640,000	86,709
	Kantone Holdings, Ltd.	7,744,894	783,901
# *	Karl Thomson Holdings, Ltd.	1,238,000	305,198
	Karrie International Holdings, Ltd.	1,433,600	135,399
	Keck Seng Investments	924,600	650,438
	Kee Shing Holdings	886,000	106,067
	Kin Yat Holdings, Ltd.	586,000	163,705
	King Fook Holdings	1,000,000	137,225
*	King Pacific International Holdings, Ltd.	1,404,200	21,970
#	Kingdee International Software Group Co., Ltd.	638,000	493,820
	Kingmaker Footwear Holdings, Ltd.	1,476,955	150,737
*	Kong Sun Holdings, Ltd.	2,198,000	7,047
*	KPI Co., Ltd.	396,000	25,359
	KTP Holdings, Ltd.	560,400	57,180
	Kwoon Chung Bus Holdings, Ltd.	556,000	92,054
	Lai Fung Holdings, Ltd.	18,003,000	903,647
*	Lai Sun Development Co., Ltd.	36,841,000	1,060,649
*	Lai Sun Garment International, Ltd.	4,010,000	293,075
	Lam Soon (Hong Kong), Ltd.	302,310	173,366
	Le Saunda Holdings, Ltd.	1,424,000	260,954
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,963
	Lee & Man Holdings, Ltd.	1,780,000	578,314
	Lerado Group Holding Co.	1,602,000	149,228
	Lippo, Ltd.	1,171,760	1,090,374
	Liu Chong Hing Investment, Ltd.	829,200	1,177,546
	Luen Thai Holdings, Ltd.	1,345,000	176,705
	Luk Fook Holdings (International), Ltd.	1,192,000	1,108,757
#	Luks Industrial Group, Ltd.	1,301,555	1,579,822
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	736,578
*	M Dream Inworld, Ltd.	305	18
# *	Macau Success, Ltd.	5,560,000	813,649
*	MACRO-LINK International Holdings, Ltd.	1,036,250	236,576
#	Magnificent Estates	12,744,000	485,051
	Mainland Headwear Holdings, Ltd.	765,600	191,037
#	Man Yue International Holdings, Ltd.	1,084,000	322,325
	Matrix Holdings, Ltd.	1,033,129	231,292
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,772,220
	Mei Ah Entertainment Group, Ltd.	1,732,000	103,946
	Melbourne Enterprises	45,500	354,150

	Midas International Holdings, Ltd.	774,000	75,132
#	Midland Holdings, Ltd.	2,466,000	3,854,235
#	Min Xin Holdings	1,137,200	706,694
# *	Minmetals Holdings, Ltd.	1,780,000	573,001
	Mirabell International Holdings	522,000	360,121
	Miramar Hotel & Investment	788,000	1,385,151
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	424,883
*	Nan Hai Corp., Ltd.	109,172,743	1,369,733
	Nanyang Holdings	137,500	349,637
	National Electronics Holdings	2,156,000	172,782
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,575,329
	New Century Group Hong Kong, Ltd.	11,523,680	244,795
*	New Island Printing Holdings	176,000	16,703
*	New Smart Energy Group, Ltd.	432,800	11,707
*	New World Mobile Holdings, Ltd.	22,140	17,973
#	Next Media, Ltd.	6,410,000	2,257,064
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	112,738
#	Norstar Founders Group, Ltd.	3,256,000	937,496
*	Orient Power Holdings, Ltd.	804,000	19,385
#	Oriental Press Group	6,256,000	1,087,398
	Oriental Watch Holdings	610,000	275,000
#	Pacific Andes International Holdings, Ltd.	4,743,970	1,182,743
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,114,586
	Paliburg Holdings, Ltd.	22,758,300	754,556
*	Paradise Entertainment, Ltd.	3,969,000	86,652
	Paul Y Engineering Group, Ltd.	65,489	11,962
#	Peace Mark Holdings, Ltd.	2,738,022	4,369,535
*	Pearl Oriental Innovation, Ltd.	775,200	101,330
	Pegasus International Holdings, Ltd.	226,000	42,561
#	Pico Far East Holdings, Ltd.	3,238,000	893,515
#	Playmates Holdings, Ltd.	5,047,000	531,203
	Pokfulam Development Co., Ltd.	234,000	226,555
# *	Pokphand (C.P.) Co., Ltd.	5,970,000	277,060
*	Poly Investments Holdings, Ltd.	1,068,000	149,296
*	Polyard Petroleum International	1,220,000	21,826
	Ports Design, Ltd.	867,500	2,975,302
*	Premium Land, Ltd.	990,000	140,307
#	Prime Success International Group, Ltd.	4,538,000	3,383,600
	Proview International Holdings, Ltd.	1,584,884	193,774
#	Public Financial Holdings, Ltd.	2,876,000	1,843,369
#	PYI Corp., Ltd.	4,482,477	1,825,467
*	Pyxis Group, Ltd.	1,936,000	40,297
#	Qin Jia Yuan Media Services Co., Ltd.	1,303,382	715,494
*	QPL International Holdings, Ltd.	2,009,000	112,176
	Quality Healthcare Asia, Ltd.	478,995	204,502
	Raymond Industrial, Ltd.	675,400	117,403
#	Regal Hotels International Holdings, Ltd.	24,664,000	2,006,266
	Rivera Holdings, Ltd.	5,710,000	288,701
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,862,000	3,268,544
	Roadshow Holdings, Ltd.	1,456,000	134,336
	Royale Furniture Holdings, Ltd.	550,000	95,272
	S.A.S. Dragon Holdings, Ltd.	1,456,000	247,583
#	Sa Sa International Holdings, Ltd.	3,260,000	1,319,994
	Safety Godown Co., Ltd.	408,000	280,343
	Samson Paper Holdings, Ltd.	666,000	156,821
*	San Miguel Brewery	612,800	124,204

*	Sanyuan Group, Ltd.	415,000	7,983
#	SCMP Group, Ltd.	4,380,000	1,527,504
	Sea Holdings, Ltd.	1,138,000	914,530
*	SEEC Media Group, Ltd.	2,550,000	160,039
# *	Shanghai Allied Cement, Ltd.	1,246,080	430,809
*	Shanghai Zenghai Property, Ltd.	13,402,000	611,558
#	Shaw Brothers Hong Kong, Ltd.	780,000	1,540,986
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	1,346,370
#	Shenyin Wanguo, Ltd.	1,212,500	1,190,500
	Shougang Concord Century Holdings, Ltd.	3,916,000	533,201
*	Shougang Concord Grand (Group), Ltd.	2,451,000	224,513
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	273,613
#	Shui On Construction & Materials, Ltd.	736,000	2,651,669
*	Shun Ho Resources Holdings, Ltd.	483,000	100,053
*	Shun Ho Technology Holdings, Ltd.	1,037,452	167,516
	Silver Grant International	5,033,000	1,089,102
	Sincere Co., Ltd.	505,500	31,047
	Sing Tao News Corp., Ltd.	1,842,000	318,629
#	Singamas Container Holdings, Ltd.	1,608,000	693,995
#	Sino Biopharmaceutical, Ltd.	5,880,000	1,083,837
*	Sino Gas Group, Ltd.	3,277,600	130,899
*	Sinocan Holdings, Ltd.	350,000	1,751
*	Sino-i Technology, Ltd.	51,703,158	754,241
# *	Skyfame Realty Holdings, Ltd.	2,737,750	613,006
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,228,446
*	SMI Publishing Group, Ltd.	250,511	482
#	Solomon Systech International, Ltd.	9,330,000	783,316
	South China (China), Ltd.	5,620,000	471,590
	South China Financial Holdings, Ltd.	4,872,000	83,657
	Southeast Asia Properties & Finance, Ltd.	263,538	77,736
	Starlight International Holdings	1,903,792	320,359
	Stelux Holdings International, Ltd.	1,307,702	133,909
	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	193,537
	Sunway International Holdings, Ltd.	866,000	33,304
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	191,890
	Symphony Holdings, Ltd.	4,305,000	461,876
#	Tack Fat Group	4,448,000	542,631
#	Tai Cheung Holdings	1,641,000	1,433,784
	Tai Fook Securities Group, Ltd.	1,506,000	972,972
	Tai Sang Land Development, Ltd.	576,984	328,164
*	Tak Shun Technology Group, Ltd.	18,616,000	239,011
	Tak Sing Alliance Holdings	2,909,865	618,991
	Tan Chong International, Ltd.	1,212,000	440,491
*	TCC International Holdings, Ltd.	1,495,789	1,572,726
*	Technology Venture Holdings, Ltd.	586,000	27,086
#	Techtronic Industries Co., Ltd.	3,941,000	3,888,796
*	Termbray Industries International	2,304,900	466,791
	Tern Properties	61,200	39,244
	Texhong Textile Group, Ltd.	1,930,000	291,971
	Texwinca Holdings, Ltd.	3,610,000	3,228,321
*	The Sun’s Group, Ltd.	25,506	6,675
	Tian An China Investments	3,631,430	5,067,132
	Tian Teck Land	1,098,000	983,639
*	Titan Petrochemicals Group, Ltd.	10,420,000	687,512
*	Tomorrow International Holdings, Ltd.	1,296,420	78,055
#	Tongda Group Holdings, Ltd.	8,210,000	401,346
#	Top Form International, Ltd.	2,760,000	312,379

*	Topsearch International (Holdings), Ltd.	234,000	15,209
	Tristate Holdings, Ltd.	188,000	51,840
	Truly International Holdings	1,288,000	2,957,073
	Tungtex (Holdings) Co., Ltd.	910,000	237,320
	Tysan Holdings, Ltd.	1,040,773	131,701
*	United Power Investment, Ltd.	5,696,000	220,434
	Upbest Group, Ltd.	3,280,000	322,869
	U-Right International Holdings, Ltd.	4,746,000	161,685
	USI Holdings, Ltd.	1,452,999	1,075,833
	Van Shung Chong Holdings, Ltd.	359,335	38,990
#	Varitronix International, Ltd.	1,000,293	730,916
	Vedan International (Holdings), Ltd.	640,000	66,244
	Veeko International Holdings, Ltd.	1,480,466	47,815
#	Victory City International Holdings	1,839,457	568,408
	Vital Biotech Holdings, Ltd.	470,000	21,144
#	Vitasoy International Holdings, Ltd.	2,805,000	1,189,310
# *	VODone, Ltd.	2,826,000	707,593
# *	Vongroup, Ltd.	10,315,000	634,943
	VST Holdings, Ltd.	2,202,000	627,623
	Wah Ha Realty Co., Ltd.	278,600	97,445
	Wai Kee Holdings, Ltd.	2,057,738	766,618
	Wang On Group, Ltd.	12,416,460	264,265
*	Warderly International Holdings, Ltd.	520,000	32,011
*	Willie International Holdings, Ltd.	28,952,000	102,776
*	Winfoong International, Ltd.	1,210,000	45,227
#	Wing On Co. International, Ltd.	802,000	1,465,063
*	Wing Shan International	896,000	47,824
	Wong’s International (Holdings), Ltd.	737,641	72,742
	Wong’s Kong King International (Holdings), Ltd.	120,000	18,655
*	Wonson International Holdings, Ltd.	2,020,000	34,398
*	Xpress Group, Ltd.	3,464,000	97,859
	Y. T. Realty Group, Ltd.	965,000	235,068
	Yangtzekiang Garment, Ltd.	607,500	170,504
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	90,037
	YGM Trading	284,000	209,050
	Yip’s Chemical Holdings, Ltd.	1,176,000	842,643
	Yugang International, Ltd.	21,940,000	747,373
*	Yunnan Enterprises Holdings, Ltd.	240,000	25,360
TOTAL COMMON STOCKS			234,581,272

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	478,010
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	854,349	1,096
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	2,249
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	11,272
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	12,988
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	334,383	26,159
*	Forefront Group, Ltd. Rights 01/17/08	329,000	3,797
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	9,747
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	6,690
*	Kantone Holdings, Ltd. Warrants 01/08/09	1,548,978	31,387
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	8,758
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	191,400	—

*	Paliburg Holdings, Ltd. Warrants 11/05/07	2,528,700	16,215
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	30,154
*	South China (China), Ltd. Rights 09/06/10	1,124,000	51,894
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	4,686
*	Tian An China Investments Rights 12/21/07	616,255	75,872
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	119
*	Willie International Holdings, Ltd. Rights 01/22/08	2,895,200	22,278
TOTALRIGHTS/WARRANTS			793,371

TOTAL—HONG GKONG			235,374,643

MALAYSIA—(0.0%)
COMMON STOCKS—(0.0%)
*	Autoways Holdings Berhad	10,000	3,901
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,901

NEW ZEALAND — (3.8%)
COMMON STOCKS — (3.8%)
	Abano Healthcare Group, Ltd.	31,300	122,482
*	AFFCO Holdings, Ltd.	1,806,887	456,435
	Air New Zealand, Ltd.	76,676	110,517
	Cavalier Corp., Ltd.	283,674	609,841
	CDL Investments New Zealand, Ltd.	370,498	114,913
	Colonial Motor Co., Ltd.	126,795	350,604
	Ebos Group, Ltd.	150,552	598,718
#	Fisher & Paykel Appliances Holdings, Ltd.	1,614,820	4,253,567
#	Fisher & Paykel Healthcare Corp.	2,825,452	7,569,395
	Freightways, Ltd.	643,710	1,846,788
#	Hallenstein Glassons Holdings, Ltd.	241,638	721,950
	Hellaby Holdings, Ltd.	225,492	436,758
	Horizon Energy Distribution, Ltd.	40,420	106,420
	Infratil, Ltd. (6459286)	1,602,505	3,443,739
	Infratil, Ltd. (B24CYZ8)	231,120	323,702
#	Mainfreight, Ltd.	475,810	2,460,036
	Methven, Ltd.	10,000	15,751
	Michael Hill International, Ltd.	1,567,460	1,471,595
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	773,723
	New Zealand Exchange, Ltd.	57,282	391,234
*	New Zealand Oil & Gas, Ltd.	1,265,327	1,117,377
	New Zealand Refining Co., Ltd.	478,642	2,956,214
	Northland Port Corp. (New Zealand), Ltd.	219,997	574,701
	Nuplex Industries, Ltd.	463,957	2,458,164
	Port of Tauranga, Ltd.	601,252	3,172,886
*	Provenco Group, Ltd.	524,201	213,090
#	Pumpkin Patch, Ltd.	606,913	1,225,665
	Pyne Gould Guinness, Ltd.	1,017,931	1,725,917
	Restaurant Brand New Zealand, Ltd.	369,175	258,075
*	Richina Pacific, Ltd.	309,644	119,048
*	Rubicon, Ltd.	995,760	688,957
#	Ryman Healthcare, Ltd.	2,510,698	3,964,362
	Sanford, Ltd.	418,047	1,303,264
	Scott Technology, Ltd.	60,843	84,968
*	Seafresh Fisheries, Ltd.	80,520	1,735
*	Skellerup Holdings, Ltd.	156,486	116,484
	Sky City Entertainment Group, Ltd.	1,862,368	6,579,790

	South Port New Zealand, Ltd.	30,744	62,901
#	Steel & Tube Holdings, Ltd.	404,138	1,163,481
*	Tasman Farms, Ltd.	157,056	—
	Taylors Group, Ltd.	29,646	40,153
*	Tenon, Ltd.	19,132	22,101
#	Tourism Holdings, Ltd.	402,452	719,776
*	Tower, Ltd.	954,231	1,704,001
	Trustpower, Ltd.	3,300	21,943
	Warehouse Group, Ltd.	357,417	1,563,615

TOTAL — NEW ZEALAND			58,036,836

SINGAPORE — (10.3%)
COMMON STOCKS — (10.3%)
# *	Addvalue Technologies, Ltd.	1,043,000	96,258
	Advanced Holdings, Ltd.	691,000	176,947
	AEM Holdings, Ltd.	558,000	53,999
	Allgreen Properties, Ltd.	1,977,000	2,014,302
	Apollo Enterprises, Ltd.	302,000	541,876
#	Aqua-Terra Supply Co., Ltd.	641,000	206,688
#	Armstrong Industrial Corp., Ltd.	1,460,000	396,882
*	ASA Group Holdings, Ltd.	586,000	48,724
	Ascott Group, Ltd.	2,367,000	1,980,756
#	Asia Environment Holdings, Ltd.	503,000	286,249
*	Asia Food and Properties, Ltd.	5,203,000	3,214,726
*	Asia-Pacific Strategic Investments, Ltd.	1,410	255
	ASL Marine Holdings, Ltd.	497,000	491,537
#	A-Sonic Aerospace, Ltd.	626,996	67,016
	Aussino Group, Ltd.	967,000	231,766
*	Ban Joo - Company, Ltd.	1,952,000	133,303
	Best World International, Ltd.	307,500	191,395
	Beyonics Technology, Ltd.	1,945,800	474,965
	Bonvests Holdings, Ltd.	990,000	839,665
	BRC Asia, Ltd.	794,000	92,755
	Broadway Industrial Group, Ltd.	461,000	327,403
	Brothers (Holdings), Ltd.	504,628	120,555
#	Bukit Sembawang Estates, Ltd	348,003	2,638,459
	CEI Contract Manufacturing, Ltd.	432,000	53,716
	Cerebos Pacific, Ltd.	560,000	1,695,375
#	CH Offshore, Ltd.	1,568,200	855,545
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	3,349,887
	Chemical Industries (Far East), Ltd.	105,910	73,968
*	China Auto Corp., Ltd.	3,040,700	218,964
#	China Dairy Group, Ltd.	1,502,000	398,736
	China Merchants Holdings Pacific, Ltd.	652,000	460,024
*	China Petrotech Holdings	460,000	134,664
#	Chip Eng Seng Corp., Ltd.	1,775,000	764,439
	Chosen Holdings, Ltd.	1,284,000	146,939
	Chuan Hup Holdings, Ltd.	4,385,000	1,194,234
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	23,036
*	Compact Metal Industries, Ltd.	643,000	13,251
	Courts Singapore, Ltd.	495,000	174,717
#	Creative Technology Co., Ltd.	262,900	1,147,377
	CSC Holdings, Ltd.	1,829,000	401,018
	CSE Global, Ltd.	1,893,000	1,565,029
#	CWT, Ltd.	1,384,500	1,076,414
#	Delong Holdings, Ltd.	1,287,000	1,798,813
*	Digiland International, Ltd.	12,033,000	83,148

*	Eagle Brand Holdings, Ltd.	5,158,000	265,466
	Ellipsiz, Ltd.	453,000	109,903
	Eng Wah Organisation, Ltd.	265,000	134,311
	Engro Corp., Ltd.	354,000	286,266
*	Enviro-Hub Holdings, Ltd.	1,445,666	523,130
	Eu Yan Sang International, Ltd.	182,000	73,093
	Eucon Holdings, Ltd.	755,000	49,691
#	Ezra Holdings Pte, Ltd.	1,462,000	3,338,304
#	F.J. Benjamin Holdings, Ltd.	1,095,000	471,481
#	Federal International (2000), Ltd.	502,000	223,949
	Fischer Tech, Ltd.	244,000	42,268
	Food Empire Holdings, Ltd.	912,000	482,935
	Freight Links Express Holdings, Ltd.	3,893,000	253,652
	Frontline Technologies Corp., Ltd.	3,170,000	525,186
*	Fu Yu Corp., Ltd.	2,273,750	298,698
	GK Goh Holdings, Ltd.	1,494,000	1,154,408
# *	Global Voice Group, Ltd.	2,054,000	184,242
	Goodpack, Ltd.	1,592,000	2,491,954
	GP Industries, Ltd.	3,120,209	997,114
	Grand Banks Yachts, Ltd.	250,000	160,042
	Hersing Corp., Ltd.	642,500	242,918
#	Hi-P International, Ltd.	1,973,000	653,080
	Ho Bee Investment, Ltd.	1,471,000	1,478,004
#	Hong Fok Corp., Ltd.	1,975,600	1,756,402
#	Hong Leong Asia, Ltd.	1,048,000	2,681,632
	Hotel Grand Central, Ltd.	1,060,514	782,867
#	Hotel Plaza, Ltd.	1,783,500	2,158,845
	Hotel Properties, Ltd.	1,809,600	5,078,981
	Hour Glass, Ltd.	311,372	434,926
#	HTL International Holdings, Ltd.	1,839,843	668,508
	Huan Hsin Holdings, Ltd.	1,138,400	455,423
	HupSteel, Ltd.	1,687,875	441,237
	Hwa Hong Corp., Ltd.	2,488,000	1,220,501
#	Hyflux, Ltd.	1,067,000	2,349,155
#	IDT Holdings, Ltd.	718,000	219,507
	IFS Capital, Ltd.	348,000	172,100
*	Informatics Education, Ltd.	1,339,000	55,134
	InnoTek, Ltd.	931,000	526,946
	Innovalues, Ltd.	1,040,000	254,445
*	Interra Resources, Ltd.	37,086	7,133
	Intraco, Ltd.	292,500	89,838
	IPC Corp., Ltd.	700,000	65,121
	Isetan (Singapore), Ltd.	122,500	363,237
	Jadason Enterprises, Ltd.	1,108,000	110,580
*	Jasper Investments, Ltd.	2,267,000	31,609
	Jaya Holdings, Ltd.	2,733,000	3,576,333
	JK Yaming International Holdings, Ltd.	907,000	258,342
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	669,378
	K1 Ventures, Ltd.	5,340,500	829,876
	Keppel Telecommunications and Transportation, Ltd.	1,990,800	7,945,207
	Khong Guan Flour Milling, Ltd.	38,000	41,878
	Kian Ann Engineering, Ltd.	1,302,000	188,062
#	Kian Ho Bearings, Ltd.	781,500	116,080
	Kim Eng Holdings, Ltd.	1,594,000	2,487,038
	Koh Brothers Group, Ltd.	1,494,000	455,595
#	KS Energy Services, Ltd.	800,000	1,770,490
*	L & M Group Investments, Ltd.	7,107,100	24,687
	Labroy Marine, Ltd.	3,343,000	6,555,464

	LanTroVision (S), Ltd.	5,028,750	189,043
	LC Development, Ltd.	2,041,254	571,579
	Lee Kim Tah Holdings, Ltd.	1,600,000	681,393
	Lion Asiapac, Ltd.	473,000	87,133
	Low Keng Huat Singapore, Ltd.	1,116,000	465,367
	Lum Chang Holdings, Ltd.	1,134,030	283,850
# *	Manhattan Resources, Ltd.	668,000	270,851
	Manufacturing Integration Technology, Ltd.	588,000	70,328
*	MDR, Ltd.	2,040,000	77,592
# *	Mediaring.Com, Ltd.	4,262,500	628,645
	Memtech International, Ltd.	1,322,000	184,064
	Metro Holdings, Ltd.	2,256,960	1,553,729
#	Midas Holdings, Ltd.	1,342,000	1,395,083
#	Miyoshi Precision, Ltd.	553,500	87,400
	MobileOne, Ltd.	2,025,000	2,662,472
*	Multi-Chem, Ltd.	1,263,000	187,564
	Natsteel, Ltd.	414,000	411,358
#	Nera Telecommunications, Ltd.	1,450,000	384,471
	New Toyo International Holdings, Ltd.	1,043,000	230,675
*	Orchard Parade Holdings, Ltd.	1,084,022	1,189,053
#	Osim International, Ltd.	1,965,600	813,290
	Ossia International, Ltd.	750,554	258,450
#	Pan-United Corp., Ltd.	2,193,000	1,178,713
	Parkway Holdings, Ltd.	702,000	1,907,725
	PCI, Ltd.	734,000	254,425
	Penguin Boat International, Ltd.	320,000	52,615
	Pertama Holdings, Ltd.	459,750	148,223
#	Petra Foods, Ltd.	881,000	938,904
	Popular Holdings, Ltd.	1,813,000	388,360
	PSC Corp., Ltd.	1,973,419	495,437
	QAF, Ltd.	881,000	268,064
	Qian Hu Corp., Ltd.	874,600	99,470
	Raffles Education Corp., Ltd.	1,823,000	3,825,439
	Robinson & Co., Ltd.	284,832	866,814
	Rotary Engineering, Ltd.	2,273,600	1,992,824
	San Teh, Ltd.	838,406	341,182
	SBS Transit, Ltd.	1,011,000	2,048,501
#	SC Global Developments, Ltd.	935,848	1,561,440
*	Sea View Hotel, Ltd.	66,000	—
# *	Seksun Corp., Ltd.	530,000	270,734
#	Sim Lian Group, Ltd.	1,380,000	614,384
	Sing Investments & Finance, Ltd.	198,450	232,016
#	Singapore Food Industries, Ltd.	1,707,000	945,194
	Singapore Post, Ltd.	6,425,900	4,960,009
	Singapore Reinsurance Corp., Ltd	1,695,028	410,637
	Singapore Shipping Corp., Ltd.	1,930,000	545,922
	Singapura Finance, Ltd.	174,062	198,072
# *	Sinomem Technology, Ltd.	902,000	553,232
# *	Sinwa, Ltd.	259,000	98,411
	SMB United, Ltd.	2,010,000	511,565
	SMRT Corp., Ltd.	3,293,000	3,820,351
	SNP Corp., Ltd.	466,495	393,139
#	SP Chemicals, Ltd.	813,000	560,516
*	SP Corp., Ltd.	454,000	29,489
	SSH Corp., Ltd.	1,307,000	345,527
#	Stamford Land Corp., Ltd.	3,229,000	1,303,066
*	Straco Corp., Ltd.	130,000	14,644
	Straits Trading Co., Ltd.	1,117,200	3,874,293

	Sunningdale Tech, Ltd.	1,332,000	292,402
	Sunright, Ltd.	378,000	82,122
	Superbowl Holdings, Ltd.	980,000	202,434
	Superior Multi-Packaging, Ltd.	490,500	45,934
	Tat Hong Holdings, Ltd.	1,194,000	2,812,862
*	Thakral Corp., Ltd.	6,028,000	426,352
	Tiong Woon Corp. Holding, Ltd.	1,359,000	939,298
	Transmarco, Ltd.	106,500	51,329
	Trek 2000 International, Ltd.	1,004,000	243,465
	TT International, Ltd.	2,742,480	320,709
	Tuan Sing Holdings, Ltd.	3,362,000	716,155
	UMS Holdings, Ltd.	941,000	234,558
#	Unisteel Technology, Ltd.	1,521,875	1,763,780
	United Engineers, Ltd.	846,666	2,208,779
*	United Envirotech, Ltd.	352,000	72,888
	United Overseas Insurance, Ltd.	188,250	505,696
*	United Pulp & Paper Co., Ltd.	708,000	112,609
	UOB-Kay Hian Holdings, Ltd.	1,798,000	2,651,903
	Vicom, Ltd.	120,000	151,276
#	WBL Corp., Ltd.	720,000	2,003,837
#	Wheelock Properties (S), Ltd.	910,000	1,341,486
#	Wing Tai Holdings, Ltd.	1,451,800	2,684,718
	Xpress Holdings, Ltd.	3,079,000	296,501
	Yellow Pages (Singapore), Ltd.	299,000	210,997
	YHI International, Ltd.	1,174,000	291,585
*	Yoma Strategic Holdings, Ltd.	132,000	22,694
# *	Yongnam Holdings, Ltd.	1,970,000	405,027
*	Zhongguo Jilong, Ltd.	249,876	7,678
TOTAL COMMON STOCKS			159,370,228

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	5,137
# *	Goodpack, Ltd. Rights 07/16/09	199,000	69,124
*	Qian Hu Corp, Ltd. Warrants 09/19/10	204,100	18,078
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,511
*	Yongnam Holdings, Ltd. Warrants 08/26/09	591,000	119,066
TOTAL RIGHTS/WARRANTS			225,916

TOTAL — SINGAPORE			159,596,144

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	5,161

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	—
# *	Peplin, Inc.	391,543	302,538

TOTAL — UNITED STATES			302,538

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/02/08 (Collateralized by $8,620,000 FNMA 6.500%, 08/01/36, valued at $7,671,744) to be repurchased at $7,556,759	$7,555	7,555,000

SECURITIES LENDING COLLATERAL — (25.8%)
@	Repurchase Agreement, BNP Paribas Securities 4.75%, 01/02/08 (Collateralized by $107,435,557 FHLMC 5.660%, 12/01/36 & FNMA 5.593%(r), 12/01/36 & 5.785%, 12/01/36, valued at $102,000,000) to be repurchased at $100,026,389	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $86,522,041 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 07/01/20 to 09/01/37, valued at $76,280,171) to be repurchased at $74,804,216	74,784	74,784,481
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.75%, 01/02/08 (Collateralized by $186,699,703 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/14 to 01/01/38, valued at $153,472,837) to be repurchased at $150,501,446	150,462	150,461,741
@	Repurchase Agreement, Merrill Lynch 4.60%, 01/02/08 (Collateralized by $78,290,000 FHLMC 5.500%, 02/01/37, valued at $74,060,677) to be repurchased at $72,626,260	72,608	72,607,705
TOTAL SECURITIES LENDING COLLATERAL			397,853,927

TOTAL INVESTMENTS - (100.0%) (Cost $1,207,869,241)			$1,545,038,118

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (96.1%)
Consumer Discretionary — (13.8%)
	4imprint Group P.L.C.	96,735	$398,040
*	Abbeycrest P.L.C.	42,590	16,532
	Aga Foodservice Group P.L.C.	494,073	3,523,797
	Airea P.L.C.	22,000	9,665
	Alba P.L.C.	184,693	260,498
	Alexandra P.L.C.	124,343	231,366
	Alexon Group P.L.C.	183,490	323,470
	Arena Leisure P.L.C.	1,411,547	1,354,382
	Avesco Group P.L.C.	44,438	97,407
	Avon Rubber P.L.C.	126,434	408,121
	Bellway P.L.C.	314,462	5,187,557
	Blacks Leisure Group P.L.C.	181,058	650,171
	Bloomsbury Publishing P.L.C.	281,545	847,084
	Bovis Homes Group P.L.C.	488,520	5,947,805
	BPP Holdings P.L.C.	222,896	2,722,290
	Caffyns P.L.C.	6,000	115,853
	Carpetright P.L.C.	141,976	2,420,581
*	Celtic P.L.C.	61,138	78,375
	Centaur Media P.L.C.	599,070	1,113,841
	Chime Communications P.L.C.	1,055,433	751,699
*	Chrysalis Group P.L.C.	210,567	419,156
	Churchill China P.L.C.	30,000	184,654
	Clinton Cards P.L.C.	740,506	793,172
	Colefax Group P.L.C.	60,000	213,617
	Cosalt P.L.C.	82,921	509,344
	Creston P.L.C.	213,773	326,564
	Dawson Holdings P.L.C.	253,045	579,835
	Dignity P.L.C.	262,886	3,806,904
*	Entertainment Rights P.L.C.	2,258,940	694,618
	Euromoney Institutional Investor P.L.C.	360,841	2,690,955
	Findel P.L.C.	380,020	4,453,156
*	Forminster P.L.C.	43,333	3,235
#	French Connection Group P.L.C.	384,233	912,206
	Fuller Smith & Turner P.L.C.	132,742	1,617,907
	Future P.L.C.	1,363,027	885,260
*	Galiform P.L.C.	2,349,090	4,160,727
	Game Group P.L.C.	1,483,227	7,342,926
#	Games Workshop Group P.L.C.	104,823	349,378
*	Gaskell P.L.C.	36,000	1,792

	GCAP Media P.L.C.	688,164	1,690,734
	Greene King P.L.C.	404,707	6,393,382
	Halfords Group P.L.C.	939,332	5,606,115
	Haynes Publishing Group P.L.C.	14,703	89,999
	Headlam Group P.L.C.	317,864	2,734,027
	Henry Boot P.L.C.	439,079	1,482,204
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	3,979,431
	Holidaybreak P.L.C.	211,067	2,868,148
	Hornby P.L.C.	154,220	728,143
*	HR Owen P.L.C.	71,542	203,735
	Huntsworth P.L.C.	818,058	1,455,342
	Inchcape P.L.C.	33,993	255,591
	J.D. Wetherspoon P.L.C.	552,111	4,057,650
	JJB Sports P.L.C.	949,037	2,344,885
	John David Group P.L.C.	126,388	879,438
	John Menzies P.L.C.	244,534	2,910,281
	Johnston Press P.L.C.	618,693	3,339,212
	Kesa Electricals P.L.C.	356,772	1,647,702
*	Lambert Howarth Group P.L.C.	43,203	15,910
	Land of Leather Holdings P.L.C.	194,670	479,423
	Laura Ashley Holdings P.L.C.	2,887,571	1,399,835
	Lookers P.L.C.	709,211	1,625,996
#	Luminar Group Holdings P.L.C.	268,448	2,302,588
	Mallett P.L.C.	46,337	169,227
	Manganese Bronze Holdings P.L.C.	68,818	763,150
	Marchpole Holdings P.L.C.	111,635	93,411
*	Mice Group P.L.C.	844,000	100,804
	Millennium and Copthorne Hotels P.L.C.	298,578	2,419,621
	Moss Bros Group P.L.C.	234,511	217,651
	Mothercare P.L.C.	305,941	2,083,643
	N Brown Group P.L.C.	1,002,689	4,751,415
	Next Fifteen Communications P.L.C.	25,000	32,373
*	Nord Anglia Education P.L.C.	130,842	556,214
*	NXT P.L.C.	139,588	20,755
*	Pace Micro Technology P.L.C.	769,447	1,397,644
*	Partridge Fine Arts P.L.C.	26,127	21,584
#	Pendragon P.L.C.	2,285,154	1,603,924
#	Photo-Me International P.L.C.	1,340,534	871,937
	Pinewood Shepperton P.L.C.	187,350	859,069
*	Pittards P.L.C.	60,985	4,185
	Portmeirion Group P.L.C.	22,856	128,225
*	Pressac P.L.C.	78,129	1,166
	Redrow P.L.C.	644,914	4,166,918
*	Regent Inns P.L.C.	459,957	189,836
	Restaurant Group P.L.C.	753,607	2,769,655
	ScS Upholstery P.L.C.	127,472	241,149
*	Shellshock, Ltd.	850	1,074
*	SMG P.L.C.	965,594	307,917
	Smiths News P.L.C.	635,227	1,306,266
*	Southampton Leisure Holdings P.L.C.	19,615	13,812
*	Sportech P.L.C.	339,293	676,085

	St Ives Group P.L.C.	432,276	2,101,346
	St. Jame’s Place P.L.C.	138,322	755,331
*	Stylo P.L.C.	64,096	60,290
	Taylor Nelson Sofres P.L.C.	1,742,993	7,189,855
	Ted Baker P.L.C.	161,948	1,761,971
*	TG21 P.L.C.	85,507	9,508
	The Character Group P.L.C.	97,314	179,059
	The Vitec Group P.L.C.	150,307	1,748,109
*	Tinopolis P.L.C.	175,752	94,183
	Topps Tiles P.L.C.	783,092	2,547,435
*	Torotrak P.L.C.	449,280	228,642
*	Tradus P.L.C.	70,899	2,491,299
	UTV Media P.L.C.	217,432	1,032,407
	Wagon P.L.C.	227,775	144,407
*	Wembley P.L.C.	68,694	13,674
*	Westcity P.L.C.	96,111	58,975
	WH Smith P.L.C.	635,227	4,070,615
	Wilmington Group P.L.C.	356,207	1,497,556
#	Woolworths Group P.L.C.	5,587,422	1,435,714
Total Consumer Discretionary			158,082,797

Consumer Staples — (4.6%)
	Anglo-Eastern Plantations P.L.C.	111,453	995,686
	Barr (A.G.) P.L.C.	66,137	1,412,599
	Britvic P.L.C.	249,822	1,713,997
	Cranswick P.L.C.	179,621	3,076,786
	Dairy Crest Group P.L.C.	532,016	6,155,438
	Devro P.L.C.	623,198	1,146,266
	Emap P.L.C.	72,621	1,325,694
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	4,166,827
	Marston’s P.L.C.	1,227,042	8,049,657
	Mcbride P.L.C.	935,102	2,040,646
	Nichols P.L.C.	66,550	305,045
	Northern Foods P.L.C.	2,023,798	3,764,920
	Premier Foods P.L.C.	1,020,492	4,169,179
	PZ Cussons P.L.C.	1,481,891	6,326,791
	R.E.A. Holdings P.L.C.	49,233	524,887
	Robert Wiseman Dairies P.L.C.	290,033	3,155,133
	Signet Group P.L.C.	555,211	772,283
	Swallowfield P.L.C.	15,000	23,449
	Thorntons P.L.C.	313,060	1,079,784
	Uniq P.L.C.	463,373	1,726,319
	Young & Co’s Brewery P.L.C.	10,000	371,377
	Young & Co’s Brewery P.L.C. Class A	5,234	213,940
Total Consumer Staples			52,516,703

Energy — (9.0%)
	Abbot Group P.L.C.	896,741	6,916,847
	Anglo Pacific Group P.L.C.	395,642	1,428,331
	Burren Energy P.L.C.	476,536	11,508,656
*	Dana Petroleum P.L.C.	335,727	9,313,534

*	Emerald Energy P.L.C.	220,639	871,895
	Expro International Group P.L.C.	430,747	8,812,306
*	Fortune Oil P.L.C.	5,933,254	856,566
	Hunting P.L.C.	477,489	6,707,058
	James Fisher & Sons P.L.C.	192,145	2,515,039
	JKX Oil and Gas P.L.C.	592,186	4,730,813
	John Wood Group P.L.C.	1,450,658	12,473,079
	KBC Advanced Technologies P.L.C.	163,011	149,927
	Lupus Capital P.L.C.	42,998	81,415
	Melrose Resources P.L.C.	388,991	2,126,061
*	Premier Oil P.L.C.	329,638	8,694,687
*	Soco International P.L.C.	289,649	12,576,776
*	UK Coal P.L.C.	590,118	5,443,986
	Venture Production P.L.C.	455,259	7,133,254
Total Energy			102,340,230

Financials — (13.8%)
	A & J Mucklow Group P.L.C.	221,136	1,501,381
	Aberdeen Asset Management P.L.C.	2,541,237	8,382,977
	Amlin P.L.C.	527,094	3,112,933
*	Amlin P.L.C. ‘B’ Shares	592,981	264,407
	Arbuthnot Banking Group P.L.C.	67,329	610,734
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	977,173	3,127,750
	Benfield Group, Ltd. P.L.C.	406,487	2,263,252
	Brewin Dolphin Holdings P.L.C.	895,086	2,926,638
	Brit Insurance Holdings P.L.C.	1,298,779	5,906,852
	Brixton P.L.C.	626,766	3,641,176
	Capital & Regional P.L.C.	279,419	2,185,946
	Catlin Group, Ltd.	242,131	1,831,607
	Charles Stanley Group P.L.C.	127,317	691,713
	Chesnara P.L.C.	92,900	307,500
	Close Brothers Group P.L.C.	99,664	1,891,318
*	CLS Holdings P.L.C.	262,590	1,707,190
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	1,397,912
	Daejan Holdings P.L.C.	43,621	2,589,807
	Derwent London P.L.C.	340,203	9,459,184
	Development Securities P.L.C.	177,708	1,761,469
	DTZ Holdings P.L.C.	209,951	1,087,904
#	Erinaceous Group P.L.C.	465,172	27,733
	Evolution Group P.L.C.	1,152,902	2,858,186
	F&C Asset Management P.L.C.	1,643,383	6,331,054
#	Grainger P.L.C.	436,048	3,010,787
	Great Portland Estates P.L.C.	614,931	5,729,668
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	815,345
	Helical Bar P.L.C.	414,939	2,652,481
	Henderson Group P.L.C.	3,020,595	7,458,734
	Highway Insurance Holdings P.L.C.	844,999	1,219,168
	Hiscox, Ltd.	1,579,968	8,961,095
	IG Group Holdings P.L.C.	1,189,807	9,566,265

*	Industrial & Commercial Holdings P.L.C.	5,000	149
	Intermediate Capital Group P.L.C.	189,009	6,184,845
	Jardine Lloyd Thompson Group P.L.C.	803,953	5,279,982
	Kiln, Ltd.	1,128,975	3,327,197
	Liontrust Asset Management P.L.C.	129,935	866,351
	London Scottish Bank P.L.C.	491,096	613,250
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,829,858
	McKay Securities P.L.C.	32,232	190,011
*	Minerva P.L.C.	601,226	1,601,103
*	Novae Group P.L.C.	743,167	498,814
	Panmure Gordon & Co. P.L.C.	15,272	26,877
	Paragon Group of Cos. P.L.C.	153,200	402,176
	Park Group P.L.C.	291,600	102,332
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	166
	Provident Financial P.L.C.	23,498	387,882
	Quintain Estates & Development P.L.C.	161,208	1,628,249
	Rathbone Brothers P.L.C.	150,689	3,140,415
	Rensburg Sheppards P.L.C.	174,975	2,381,900
	Rugby Estates P.L.C.	15,328	122,476
	S&U P.L.C.	21,140	179,155
	Savills P.L.C.	443,892	2,480,222
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	495,639	4,944,928
	Shore Capital Group P.L.C.	1,227,370	982,830
	ST Modwen Properties P.L.C.	496,506	3,913,086
*	Terence Chapman Group P.L.C.	62,500	395
	Town Centre Securities P.L.C.	206,327	1,362,193
	Tullett Prebon P.L.C.	247,502	2,286,191
	Unite Group P.L.C.	457,428	3,240,824
	Warner Estate Holdings P.L.C.	172,730	1,238,680
	Workspace Group P.L.C.	598,597	3,220,145
Total Financials			157,720,127

Health Care — (3.2%)
*	Acambis P.L.C.	372,178	868,264
*	Alizyme P.L.C.	660,805	750,495
*	Antisoma P.L.C.	1,755,079	873,706
*	Ark Therapeutics Group P.L.C.	654,350	1,225,885
*	Axis-Shield P.L.C.	215,716	1,055,173
*	BBI Holdings P.L.C.	40,315	149,095
* #	Biocompatibles International P.L.C.	150,111	364,955
*	Bionostics P.L.C.	171,391	97,584
*	Bioquell P.L.C.	90,893	355,345
*	BTG P.L.C.	489,797	887,511
	Care UK P.L.C.	205,547	1,531,415
*	Clinical Computing P.L.C.	46,666	3,019
	Consort Medical P.L.C.	114,539	1,380,509
	Corin Group P.L.C.	151,637	1,639,885
	Dechra Pharmaceuticals P.L.C.	204,340	1,510,601

*	Genetix Group P.L.C.	151,246	157,412
*	Global Health Partner P.L.C.	800	2,050
	Goldshield Group P.L.C.	123,034	674,217
*	Gyrus Group P.L.C.	623,812	7,670,286
	Hikma Pharmaceuticals P.L.C.	319,145	2,985,972
*	MDY Healthcare P.L.C.	9,000	11,135
	Nestor Healthcare Group P.L.C.	443,850	298,604
*	Osmetech P.L.C.	66,935	32,459
*	Oxford Biomedica P.L.C.	2,007,523	1,022,161
*	Phytopharm P.L.C.	104,349	62,101
*	Pinnacle Staffing Group P.L.C.	303,219	14,932
*	Protherics P.L.C.	1,046,492	1,189,797
*	Provalis P.L.C.	796,584	4,757
*	Skyepharma P.L.C.	2,745,363	673,239
	SSL International P.L.C.	766,671	8,133,189
*	Vectura Group P.L.C.	491,081	525,553
*	Vernalis P.L.C.	1,131,506	142,303
	William Ransom & Son P.L.C.	30,000	8,247
Total Health Care			36,301,856

Industrials – (34.7%)
*	AEA Technology P.L.C.	539,970	925,494
	Aggreko P.L.C.	1,030,134	10,814,365
	Air Partner P.L.C.	38,153	764,942
*	Airflow Streamline P.L.C.	20,500	23,872
	Alfred McAlpine P.L.C.	407,456	4,381,118
	Alumasc Group P.L.C.	131,547	469,555
	Amec P.L.C.	734,710	12,283,298
	Arriva P.L.C.	593,563	9,241,492
	Ashtead Group P.L.C.	1,785,154	2,956,295
	Atkins WS P.L.C.	437,924	9,929,303
*	Autologic Holdings P.L.C.	96,590	134,040
* #	Avis Europe P.L.C.	3,154,308	2,587,986
	Babcock International Group P.L.C.	877,825	9,785,689
	Balfour Beatty P.L.C.	5,009	49,547
*	BB Holdings, Ltd.	8,709	41,510
	BBA Aviation P.L.C.	935,757	3,832,247
	Biffa P.L.C.	211,347	1,374,955
	Bodycote International P.L.C.	1,195,464	4,393,608
	Braemar Shipping Services P.L.C.	73,913	681,982
	Brammer P.L.C.	189,691	808,712
	BSS Group P.L.C.	503,242	3,870,934
	Business Post Group P.L.C.	204,928	1,152,894
*	C.H. Bailey P.L.C.	20,950	39,738
	Camellia P.L.C.	2,437	431,470
	Carillion P.L.C.	1,141,755	7,955,550
*	Carlisle Group, Ltd.	3,400	8,681
	Carr’s Milling Industries P.L.C.	35,330	356,189
	Carter & Carter Group P.L.C.	122,848	201,747
	Castings P.L.C.	163,887	978,720
	Charles Taylor Consulting P.L.C.	143,225	966,589
*	Charter P.L.C.	619,252	9,754,809

	Chemring Group P.L.C.	132,581	5,385,431
	Chloride Group P.L.C.	1,054,622	3,702,841
	Christie Group P.L.C.	53,263	154,755
	Clarkson P.L.C.	54,733	1,127,293
	Communisis P.L.C.	577,296	831,721
	Cookson Group P.L.C.	795,832	11,037,086
*	Corporate Services Group P.L.C.	3,685,688	153,800
*	Costain Group P.L.C.	1,306,155	699,983
*	Danka Business Systems P.L.C.	1,029,605	66,454
	Dart Group P.L.C.	296,000	298,882
	Davis Service Group P.L.C.	689,742	7,009,588
	De La Rue P.L.C.	621,139	12,075,626
	Dewhurst P.L.C.	9,000	39,414
	Domino Printing Sciences P.L.C.	449,538	2,614,519
*	easyJet P.L.C.	709,379	8,616,273
	Eleco P.L.C.	104,685	199,079
*	Eliza Tinsley Group P.L.C.	19,844	3,555
	Enodis P.L.C.	1,614,673	5,098,675
	Fenner P.L.C.	649,964	3,154,230
	FKI P.L.C.	2,265,782	2,665,978
	Forth Ports P.L.C.	184,302	7,092,147
*	Fortress Holdings P.L.C.	120,728	6,609
	FW Thorpe P.L.C.	24,000	276,588
	Galliford Try P.L.C.	1,475,611	3,034,830
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	221,837
	Go-Ahead Group P.L.C.	175,345	8,666,195
	Hampson Industries P.L.C.	320,091	996,552
	Harvey Nash Group P.L.C.	261,144	276,869
	Havelock Europa P.L.C.	141,758	268,868
	Hays P.L.C.	179,163	414,423
#	Helphire P.L.C.	570,202	4,002,357
*	Heywood Williams Group P.L.C.	323,020	293,846
	Homeserve P.L.C.	234,574	7,809,557
	Hyder Consulting P.L.C.	159,637	1,608,476
	IMI P.L.C.	405,192	3,178,691
	Interserve P.L.C.	512,988	4,839,223
	Intertek Group P.L.C.	605,784	11,959,220
*	Invensys P.L.C.	1,601,463	7,188,059
	ITE Group P.L.C.	1,007,435	3,081,251
	J. Smart & Co. (Contractors) P.L.C.	22,500	363,907
	James Halstead P.L.C.	104,416	1,146,743
	Johnson Service Group P.L.C.	206,862	168,469
	Keller Group P.L.C.	285,825	3,731,712
	Kier Group P.L.C.	145,769	4,196,804
	Latchways P.L.C.	42,476	745,830
	Lavendon Group P.L.C.	157,181	1,472,798
	Lincat Group P.L.C.	14,452	179,779
	Low & Bonar P.L.C.	707,849	1,689,502
	Management Consulting Group P.L.C.	1,055,808	708,783
	Meggitt P.L.C.	42,528	281,452
	Metalrax Group P.L.C.	508,719	161,320

	Michael Page International P.L.C.	1,271,159	7,236,965
	Mitie Group P.L.C.	1,243,034	6,999,411
	MJ Gleeson Group P.L.C.	195,875	1,257,976
	Molins P.L.C.	82,233	211,739
	Morgan Crucible Co. P.L.C.	1,192,285	4,782,037
	Morgan Sindall P.L.C.	175,758	3,624,483
	Mouchel Group P.L.C.	437,972	4,116,996
	MS International P.L.C.	71,500	302,298
	National Express Group P.L.C.	204,390	5,027,220
	Northgate P.L.C.	293,546	4,480,259
	OPD Group P.L.C.	102,094	383,535
	Parkwood Holdings P.L.C.	62,980	145,877
	PayPoint P.L.C.	53,251	712,793
	Regus Group P.L.C.	3,802,559	6,206,727
*	Renold P.L.C.	270,995	491,294
	Ricardo P.L.C.	220,336	1,427,800
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	991,463
	ROK P.L.C.	633,380	1,628,662
	RPS Group P.L.C.	811,331	5,126,464
	Senior P.L.C.	1,562,041	3,638,507
	Serco Group P.L.C.	107,204	986,756
	Severfield-Rowen P.L.C.	354,372	3,216,478
	Shanks Group P.L.C.	969,620	4,409,199
	SIG P.L.C.	479,728	7,093,956
	Speedy Hire P.L.C.	183,252	3,030,565
*	Spice P.L.C.	3,967	42,052
	Spirax-Sarco Engineering P.L.C.	313,271	5,470,385
	Spring Group P.L.C.	596,238	583,479
	Stagecoach Group P.L.C.	1,545,717	8,685,530
*	Stanelco P.L.C.	2,148,370	10,844
	Sthree P.L.C.	82,165	362,743
	T. Clarke P.L.C.	148,717	510,714
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	923,186
	TDG P.L.C.	326,296	1,368,338
*	The 600 Group P.L.C.	218,038	199,347
	The Weir Group P.L.C.	839,729	13,499,778
	Tomkins P.L.C.	1,184,452	4,166,220
*	Trafficmaster P.L.C.	553,279	446,455
	Travis Perkins P.L.C.	137,073	3,272,874
	Tribal Group P.L.C.	125,000	307,221
	Trifast P.L.C.	359,985	473,775
	Ultra Electronics Holdings P.L.C.	274,839	7,515,486
	Umeco P.L.C.	177,143	2,205,438
*	Volex Group P.L.C.	241,088	700,300
	Vp P.L.C.	172,286	1,147,643
	VT Group P.L.C.	696,523	9,561,050
	Waterman Group P.L.C.	108,139	321,062
	Whatman P.L.C.	520,176	1,985,672
	White Young Green P.L.C.	183,454	1,304,758
*	Whitecroft P.L.C.	105,000	—

*	Wilshaw Securities P.L.C.	198,409	15,304
	Wincanton P.L.C.	493,583	3,636,230
	WSP Group P.L.C.	270,216	3,080,604
	XP Power, Ltd.	73,546	418,779
Total Industrials			395,939,938

Information Technology — (12.0%)
	Abacus Group P.L.C.	285,469	347,213
	Acal P.L.C.	104,729	324,523
	Aegis Group P.L.C.	497,603	1,157,014
*	Alterian P.L.C.	179,139	416,520
	Anite P.L.C.	1,273,342	1,340,318
*	ARC International P.L.C.	623,793	423,239
	ARM Holdings P.L.C.	2,663,069	6,567,787
*	Autonomy Corp. P.L.C.	741,371	13,031,438
	Aveva Group P.L.C.	283,341	5,435,180
	Axon Group P.L.C.	251,554	2,633,765
*	Blinkx P.L.C.	696,972	380,982
	CML Microsystems P.L.C.	18,361	30,887
	Computacenter P.L.C.	397,656	1,512,379
*	CSR P.L.C.	310,465	3,691,293
	Detica Group P.L.C.	485,719	2,131,359
	Dialight P.L.C.	111,362	282,563
	Dicom Group P.L.C.	325,477	1,131,966
	Dimension Data Holdings P.L.C.	939,000	1,148,765
	Diploma P.L.C.	89,213	1,655,808
	E2V Technologies P.L.C.	254,720	1,284,668
	Electrocomponents P.L.C.	1,485,194	6,115,184
	Electronic Data Processing P.L.C.	55,200	65,318
*	Eurodis Electron P.L.C.	2,118,657	44,283
	Fidessa Group P.L.C.	134,098	2,229,438
*	Filtronic P.L.C.	338,741	1,224,014
	Financial Objects P.L.C.	17,000	16,451
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	202,624
*	Gresham Computing P.L.C.	204,631	224,557
	Halma P.L.C.	1,529,292	6,665,209
*	Imagination Technologies Group P.L.C.	908,378	2,234,698
*	Innovation Group P.L.C.	2,537,718	1,712,323
*	Intec Telecom Systems P.L.C.	1,201,847	1,062,770
	Intelek P.L.C.	49,880	18,021
	Kewill Systems P.L.C.	309,597	504,730
	Laird Group P.L.C.	717,459	8,254,128
	LogicaCMG P.L.C.	157,894	369,071
	Macro 4 P.L.C.	68,736	200,008
	Micro Focus International P.L.C.	465,120	2,355,556
	Microgen P.L.C.	404,360	385,418
	Misys P.L.C.	2,039,600	7,421,146
*	Monitise P.L.C.	450,565	122,123
*	Morse P.L.C.	367,208	491,489
	MTL Instruments Group P.L.C.	71,580	963,709
*	nCipher P.L.C.	110,961	478,801

	Netstore P.L.C.	143,737	70,055
	Northgate Information Solutions P.L.C.	2,006,015	3,752,596
	NSB Retail Systems P.L.C.	1,498,343	1,127,812
	Oxford Instruments P.L.C.	194,358	769,073
*	Parity Group P.L.C.	7,621	7,965
	Phoenix IT Group, Ltd.	178,926	1,149,571
*	Plasmon P.L.C.	259,985	87,140
	Premier Farnell P.L.C.	1,411,409	4,104,021
	Psion P.L.C.	513,902	1,054,503
	Raymarine P.L.C.	289,080	1,678,814
	Renishaw P.L.C.	222,795	2,759,074
	RM P.L.C.	369,199	1,608,090
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	6,999,839
*	SCI Entertainment Group P.L.C.	286,579	1,078,108
*	Scipher P.L.C.	34,563	774
*	SDL P.L.C.	279,025	1,537,002
	Spectris P.L.C.	499,879	6,756,923
*	Spirent Communications P.L.C.	3,268,201	4,015,232
	TT electronics P.L.C.	543,437	1,220,252
	United Business Media P.L.C.	403,335	5,205,893
	Vega Group P.L.C.	80,607	437,691
	Vislink P.L.C.	588,460	560,181
*	Wolfson Microelectronics P.L.C.	453,006	1,870,889
	Xaar P.L.C.	220,887	764,130
	Zetex P.L.C.	324,690	309,077
Total Information Technology			137,213,441

Materials — (3.4%)
*	Amberley Group P.L.C.	175,000	28,739
*	API Group P.L.C.	103,483	50,061
	British Polythene Industries P.L.C.	102,332	524,894
	Carclo P.L.C.	214,230	414,765
	Chamberlin P.L.C.	18,000	68,626
*	Chapelthorpe P.L.C.	63,180	40,905
*	Coral Products P.L.C.	50,000	7,465
	Croda International P.L.C.	498,679	5,732,362
	Delta P.L.C.	500,743	1,108,121
	DS Smith P.L.C.	1,637,788	6,859,781
	Dyson Group P.L.C.	127,757	362,210
	Elementis P.L.C.	1,911,621	2,918,192
	Ennstone P.L.C.	1,940,949	1,412,811
	Filtrona P.L.C.	724,553	2,920,198
	Foseco P.L.C.	145,540	817,729
	Hill & Smith Holdings P.L.C.	280,223	1,849,208
	Inmarsat P.L.C.	48,827	529,486
*	Inveresk P.L.C.	125,000	21,161
	Macfarlane Group P.L.C.	378,287	221,985
	Marshalls P.L.C.	662,347	3,165,109
	Opsec Security Group P.L.C.	117,822	122,298
	Porvair P.L.C.	158,128	334,813
	RPC Group P.L.C.	402,719	1,746,092

*	Scapa Group P.L.C.	456,918	283,057
	Treatt P.L.C.	14,957	82,413
	Victrex P.L.C.	314,861	4,466,971
	Yule Catto & Co. P.L.C.	540,291	2,015,526
	Zotefoams P.L.C.	96,852	183,376
	Total Materials		38,288,354

	Telecommunication Services — (1.0%)
*	Colt Telecom Group SA	858,120	2,873,877
	Kcom Group P.L.C.	1,880,740	2,044,617
*	Redstone P.L.C.	125,910	166,912
	Telecom Plus P.L.C.	294,204	1,069,399
*	THUS Group P.L.C.	600,824	1,568,644
	Trinity Mirror P.L.C.	405,673	2,792,948
* #	Vanco P.L.C.	232,704	861,760
	Total Telecommunication Services		11,378,157

	Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	243,025
	Hydro International P.L.C.	27,669	92,838
	Northumbrian Water Group P.L.C.	927,166	6,242,303
	Pennon Group P.L.C.	24,633	329,246
	Total Utilities		6,907,412

	TOTAL COMMON STOCKS		1,096,689,015

	PREFERRED STOCKS — (0.0%)
	Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	1,474	3,242

	RIGHTS/WARRANTS — (0.0%)
*	API Group P.L.C. Rights 01/10/08	106,439	6,356
*	Dechra Pharmaceuticals P.L.C. Rights 01/08/08	44,954	56,976
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—

	TOTAL RIGHTS/WARRANTS		63,332

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS – (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/02/08 (Collateralized by $15,635,000 FHLMC 4.000%, 03/01/19, valued at $9,728,660) to be repurchased at $9,586,231	$9,584	9,584,000
SECURITIES LENDING COLLATERAL – (3.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $47,010,511 FHLMC, rates ranging from 4.665% to 6.500%, maturities ranging from 05/01/35 to 08/01/37, valued at $36,100,788) to be repurchased at $35,402,269	35,393	35,392,929

TOTAL INVESTMENTS - (100.0%) (Cost $862,141,645)		$1,141,732,518

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2007

(Unaudited)

		Shares	Value ††
AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
	Agrana Beteiligungs AG	17,295	1,797,077
	Andritz AG	107,548	6,460,638
	Austria Email AG	715	6,218
* #	Austrian Airlines AG	133,921	1,215,194
	BKS Bank AG	520	86,290
* #	BWIN Interactive Entertainment AG	81,529	3,164,662
	BWT AG	28,425	1,501,344
*	CA Immobilien Anlagen AG	134,542	2,992,261
*	Christ Water Techology AG	24,819	432,164
	Constantia Packaging AG	28,088	2,045,706
*	Conwert Immobilien Invest AG	48,984	854,693
	Eybl International AG	3,191	51,268
	Flughafen Wien AG	32,850	3,794,516
	Frauenthal Holding AG	10,460	346,834
*	Intercell AG	96,118	3,684,858
*	Josef Manner & Co. AG	870	70,722
#	Lenzing AG	4,419	2,319,900
	Mayr-Melnhof Karton AG	26,804	2,900,980
	Oberbank AG	10,838	2,356,066
	Palfinger AG	47,348	1,755,169
*	RHI AG	96,015	3,923,648
	Rosenbauer International AG	11,816	558,706
*	S&T System Integration & Technology Distribution AG	6,404	433,090
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,974,483
* #	Sparkassen Immobilien AG	58,185	657,624
	UBM Realitaetenentwicklung AG	1,440	104,907
	Uniqa Versicherungen AG	156,178	4,775,004
	Wolford AG	8,054	345,483
TOTAL — AUSTRIA			51,609,505

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	8,245,904
	Agfa Gevaert NV	144,486	2,204,441
	Banque Nationale de Belgique	980	4,469,718
#	Barco NV	54,729	4,179,820
	Bekaert SA	58,440	7,847,212
#	Brantano Group NV	6,251	486,028
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	251,617

	Cofinimmo SA	3,921	738,378
*	Compagnie du Bois Sauvage SA	87	30
#	Compagnie d’Entreprises CFE	2,080	4,241,355
	Compagnie Immobiliere de Belgique SA	10,849	685,976
	Compagnie Maritime Belge SA	63,197	5,467,217
	Cumerio NV SA	9,586	399,789
#	Deceuninck NV	63,700	1,486,590
	Dolmen Computer Applications NV	18,960	459,250
	D’Ieteren NV SA	13,235	4,756,046
#	Duvel Moorgat SA	9,169	654,491
	Econocom Group SA	67,440	743,864
#	Elia System Operator SA NV	115,749	4,722,601
#	Euronav SA	89,385	3,163,162
	EVS Broadcast Equipment SA	5,500	641,251
	Exmar NV	78,816	2,321,177
	Floridienne SA	2,033	379,451
	Henex	7,487	551,698
*	ICOS Vision Systems NV	35,433	1,576,280
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	492,570
* #	Innogenetics NV	75,886	620,538
*	Integrated Production & Test Engineering NV	9,275	151,141
* #	International Brachtherapy SA	35,773	166,802
*	Ion Beam Application	69,021	1,902,170
	Jensen-Group NV	14,485	233,492
	Kinepolis	16,788	848,864
	Lotus Bakeries SA	1,401	479,276
#	Melexis NV	88,696	1,445,423
#	Omega Pharma SA	85,933	5,913,950
* #	Option NV	114,120	936,177
*	Papeteries Catala SA	315	41,597
	Picanol	16,620	361,725
* #	Real Software NV	639,542	363,347
#	Recticel SA	52,387	762,652
*	Resilux	4,095	229,279
	Rosier SA	655	239,216
	Roularta Media Group NV	17,839	1,285,616
	Sapec SA	3,635	547,556
*	SAPEC SA	75	254
	Sioen Industries NV	52,140	748,401
	Sipef NV	2,481	1,452,555
*	Spector Photo Group SA	81,828	137,026
*	Systemat-Datarelay SA	26,232	223,922
#	Ter Beke NV	2,281	176,273
	Tessenderlo Chemie NV	92,963	4,502,758
	Unibra SA	1,600	237,425
	Van De Velde NV	28,456	1,573,461
	VPK Packaging Group SA	13,446	771,714
	Warehouses De Pauw SCA	5,753	384,278
* #	Zenitel VVPR	28,851	105,362
TOTAL COMMON STOCKS			88,008,166

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Dolmen Computer Applications NV Rights 10/26/07	18,960	4,158
*	Zenitel VVPR Contingent Rights	8,654	127
TOTAL RIGHTS/WARRANTS			4,285

TOTAL — BELGIUM			88,012,451

DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
*	Aarhus Lokalbank A.S.	8,030	286,772
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	743,316
#	Aktieselskabet Roskilde Bank A.S.	32,685	2,068,466
#	Aktieselskabet Skjern Bank A.S.	3,276	379,682
	Alk-Abello A.S.	14,888	1,745,316
*	Alm. Brand A.S.	28,360	1,588,387
	Amagerbanken A.S.	32,195	1,584,398
	Ambu A.S.	22,100	295,975
	Arkil Holdings A.S. Series B	780	170,744
#	Auriga Industries A.S. Series B	35,850	645,205
	Bang & Olufsen Holding A.S. Series B	31,337	2,928,721
* #	Bavarian Nordic A.S.	17,626	1,003,962
#	Biomar Holding A.S.	22,198	858,357
	BoConcept Holding A.S.	5,650	523,504
	Bonusbanken A.S.	69,455	374,158
*	Brodrene Hartmann A.S. Series B	5,865	170,114
* #	Brondbyernes I.F. Fodbold A.S. Series B	10,300	143,132
*	Brondbyernes I.F. Fodbold A.S. Series B Issue 07	5,150	71,695
* #	Capinordic A.S.	216,300	908,366
	D/S Norden A.S.	16,800	1,865,393
	Dalhoff, Larson & Horneman A.S. Series B	32,000	573,368
*	Danionics A.S. Series A	32,000	72,837
* #	Dantherm Holding A.S.	13,100	352,177
#	Danware A.S.	7,585	109,014
	DFDS A.S.	11,910	1,848,441
	DiBa Bank A.S.	11,660	914,935
	Djursland Bank A.S.	4,485	677,280
	East Asiatic Co., Ltd. A.S.	50,573	3,914,890
*	EDB Gruppen A.S.	5,780	174,677
	F.E. Bording A.S.	600	97,252
#	Fionia Bank A.S.	6,516	2,226,202
#	Fluegger A.S. Series B	4,198	492,390
#	Forstaedernes Bank A.S.	65,613	2,152,552
*	GPV Industi A.S.	2,200	118,150
*	Gronlandsbanken	768	139,971
	H&H International A.S. Series B	1,920	511,344
	Harboes Bryggeri A.S.	10,250	281,548
	Hedegaard A.S.	1,560	137,898
*	Hojgaard Holding A.S. Series B	2,750	108,952
#	IC Companys A.S.	33,305	2,004,151
*	Incentive A.S.	3,575	12,968
	ITH Industri Invest A.S.	72,000	207,964

	Lan & Spar Bank S.A.	5,150	431,585
*	Lastas A.S. Series B	11,200	386,756
	Lollands Bank A.S.	750	63,300
* #	Maconomy Corp. A.S.	63,000	311,928
#	Mols-Linien A.S.	5,700	1,062,809
* #	NeuroSearch A.S.	43,254	2,743,480
	NKT Holding A.S.	44,540	4,001,007
	Nordjyske Bank A.S.	17,600	626,340
#	Norresundby Bank A.S.	735	533,587
	Ostjydsk Bank A.S.	2,554	510,618
* #	Parken Sport & Entertainment A.S.	8,474	2,021,638
	Per Aarsleff A.S. Series B	6,145	869,855
* #	Pharmexa A.S.	142,740	177,928
#	Ringkjoebing Landbobank Aktieselskab	15,330	2,580,085
	Roblon A.S. Series B	540	103,612
	Royal Unibrew A.S.	12,690	1,322,939
* #	RTX Telecom A.S.	14,000	101,779
	Salling Bank A.S.	910	169,787
	Sanistal A.S. Series B	4,436	556,441
#	Satair A.S.	8,525	456,263
#	Schouw & Co.	25,435	2,206,654
	SimCorp A.S.	16,940	3,343,764
	Sjaelso Gruppen A.S.	68,030	1,861,778
	SKAKO Industries A.S.	5,130	178,146
#	Skandinavian Brake Systems A.S.	1,925	97,437
#	Sondagsavisen A.S.	36,665	215,161
	Spar Nord Bank A.S.	118,769	2,708,529
	Sparbank	10,930	751,236
#	Sparekassen Faaborg A.S.	2,027	864,494
	Sydbank A.S.	61,411	2,629,509
	Thrane & Thrane A.S.	8,858	529,918
#	Tivoli A.S.	997	724,635
*	TK Development A.S.	91,456	1,302,388
* #	TopoTarget A.S.	151,600	503,878
	Vestfyns Bank A.S.	680	160,550
	Vestjysk Bank A.S.	29,755	1,695,140
TOTAL — DENMARK			74,289,578

FINLAND — (5.2%)
COMMON STOCKS — (5.2%)
	Alandsbanken AB Series B	18,190	740,436
*	Aldata Solutions Oyj	194,535	347,744
	Alma Media	286,800	4,908,131
	Amanda Capital Oyj	67,120	328,706
#	Amer Sports Oyj Series A	264,360	7,125,707
	Aspo Oyj	70,175	661,745
	BasWare Oyj	34,550	504,187
*	Biohit Oyj	7,900	18,194
*	Biotie Therapies Corp.	265,590	294,351
	Cargotec Oyj Series B	12,807	591,715
#	Componenta Oyj	34,400	421,326

#	Comptel P.L.C.	334,565	689,838
	Cramo Oyj	107,300	2,707,019
* #	Efore Oyj	129,540	209,764
#	Elcoteq SE	66,810	396,548
#	Elektrobit Corp.	401,120	965,830
	Etteplan Oyj	62,600	431,034
#	Finnair Oyj	164,950	1,945,721
#	Finnlines Oyj	110,260	2,464,405
	Fiskars Oyj Abp Series A	178,328	3,450,473
#	F-Secure Oyj	447,078	1,603,046
*	GeoSentric Oyj	225,900	13,143
	Glaston Oyj Abp	131,940	528,547
#	HKScan Oyj Series A	74,560	1,519,530
*	Honkarakenne Oyj Series B	7,507	59,545
#	Huhtamaki Oyj	348,750	4,122,735
	Ilkka-Yhtyma Oyj	35,460	559,282
	Ixonos P.L.C.	26,100	227,047
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	119,021
	KCI Konecranes Oyj	251,100	8,553,595
	Kemira Oyj	256,300	5,366,516
	Laennen Tehtaat Oyj	18,920	444,899
#	Lassila & Tikanoja Oyj	121,476	4,000,670
	Lemminkainen Oyj	52,700	2,418,594
	Martela Oyj	1,060	13,011
	M-Real Oyj Series B	775,393	3,656,044
	Neomarkka Oyj	16,652	236,975
	Nokian Renkaat Oyj	377,280	13,097,533
	Nordic Aluminium Oyj	10,440	441,331
*	Okmetic Oyj	54,904	241,233
	OKO Bank P.L.C. Class A	203,091	3,873,159
#	Olvi Oyj Series A	32,290	1,115,810
	Oriola-KD Oyj Class A	26,000	114,360
	Oriola-KD Oyj Class B	16,000	70,170
	Orion Oyj Series A	75,792	1,781,005
	Orion Oyj Series B	247,259	5,794,118
	PKC Group Oyj	48,390	616,395
	Ponsse Oyj	82,280	1,704,367
	Poyry Oyj	186,140	4,718,183
#	Raisio P.L.C.	476,433	1,044,359
	Ramirent Oyj	308,660	5,062,545
	Rapala VMC Oyj	116,640	948,152
	Raute Oyj Series A	10,390	218,730
#	Rocla Oyj	12,300	199,614
	Scanfil Oyj	123,479	351,831
	Sponda Oyj	159,511	1,896,518
*	SSH Communications Oyj	88,050	206,637
	Stockmann Oyj Abp Series A	45,225	1,946,716
#	Stockmann Oyj Abp Series B	102,904	4,456,415
*	Stonesoft Oyj	107,212	45,492
#	Suominen Oyj	17,955	54,037
	SYSOPENDIGIA P.L.C.	55,020	242,330
	Talentum Oyj	133,500	533,263

	Tecnomen Oyj	196,570	357,085
#	Teleste Oyi	53,559	523,154
#	TietoEnator Oyj	285,929	6,395,662
	Tiimari P.L.C.	16,680	118,566
* #	Trainers’ House P.L.C.	107,200	188,121
#	Tulikivi Oyj	79,440	180,460
	Turkistuottajat Oyj	8,490	135,601
#	Uponor Oyj Series A	212,400	5,306,550
#	Vacon Oyj	44,337	1,810,840
#	Vaisala Oyj Series A	40,300	2,094,553
	Viking Line AB	10,710	645,688
	YIT Oyj	151,498	3,297,868
TOTAL COMMON STOCKS			134,473,525

RIGHTS/WARRANTS — (0.0%)
*	Finnair Oyj Rights 12/17/07	116,785	213,432
TOTAL — FINLAND			134,686,957

FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
*	Actielec Technologies	26,862	100,115
#	Akka Technologies SA	5,500	114,200
* #	Alain Afflelou SA	2,280	136,339
	Ales Groupe SA	33,613	984,167
* #	Alten	59,514	2,280,005
* #	Altran Technologies SA	322,216	1,958,811
	April Group SA	72,959	4,922,656
* #	Archos	22,331	455,418
#	Assystem	47,658	721,627
*	Atos Origin SA	33,218	1,716,289
#	Aubay	28,405	307,249
	Audika SA	22,509	1,207,314
*	Avanquest Software	19,360	200,883
*	Axorys SA	11,700	12,316
* #	Baccarat SA	1,090	479,734
	Banque Tarneaud SA	1,430	288,355
	Beneteau SA	182,095	4,648,454
*	Bigben Interactive	7,762	63,850
	bioMerieux	14,590	1,685,468
	Boiron SA	22,509	604,609
	Boizel Chanoine Champagne SA	6,304	989,803
#	Bonduelle SCA	13,165	1,604,568
	Bongrain SA	14,306	1,576,141
#	Bourbon SA	144,147	9,439,778
*	Bull SA (4547235)	4	2
*	Bull SA (B0V2C19)	298,028	1,651,258
	Burelle SA	4,030	1,118,766
*	Business Objects SA	63,268	3,864,204
	Cafom SA	5,092	141,379
#	Canal Plus SA	280,788	3,374,278

	Carbone Lorraine SA	56,469	3,895,266
	CBo Territoria	28,320	155,361
	Cegedim SA	11,509	1,317,232
#	Cegid Group	22,866	984,594
*	Cesar SA	14,219	113,304
#	Clarins SA	34,423	2,870,430
* #	Club Mediterranee SA	46,578	2,943,260
	Compagnie Industrielle et Financiere D’Entreprises	300	107,792
*	Compagnie International Andre Trigano SA	983	86,363
*	CS Communication & Systemes	7,938	293,193
	Cybergun	6,818	61,604
	Damartex SA	22,900	803,852
*	Dane-Elec Memory SA	65,202	188,780
	Delachaux SA	28,440	2,764,997
* #	Derichebourg	627,328	5,061,714
*	Dollfus Mieg & Cie SA	54,239	95,938
*	Dynaction SA	10,660	198,784
#	Electricite de Strasbourg	23,384	5,073,415
	Esso Ste Anonyme Francaise	6,300	1,676,316
#	Establissements Maurel et Prom	275,886	5,770,165
	Etam Developpement SA	23,815	1,070,689
* #	Euro Disney S.C.A.	49,814	660,800
	Exel Industries SA	5,582	757,613
	Explosifs et de Produits Chimiques	524	359,730
* #	Faurecia SA	60,033	4,075,164
#	Fimalac SA	23,546	1,617,249
	Finuchem SA	18,510	245,711
	Fleury Michon SA	4,507	321,979
	Francois Freres (Tonnellerie) SA	3,839	232,566
	Gascogne SA	7,112	738,541
	Gaumont SA	14,607	1,259,141
*	GECI International	63,334	319,216
*	Geci International I07 Shares	10,786	5,677
#	Geodis SA	17,364	2,770,429
	Gevelot SA	3,584	313,165
	GFI Informatique SA	126,539	1,109,880
*	Gifi	7,579	631,203
	Ginger (Groupe Ingenierie Europe)	10,357	317,698
	GL Events	38,586	2,242,260
#	GPe Pizzorno	5,200	170,808
	Grands Moulins de Strasbourg	110	83,469
*	Groupe Ares	21,994	103,524
#	Groupe Crit	24,673	1,035,720
	Groupe Flo SA	22,019	316,686
* #	Groupe Go Sport SA	2,740	244,050
	Groupe Guillin SA	1,200	119,323
*	Groupe Open	27,590	345,995
#	Groupe Steria SCA	51,952	1,895,189
	Guerbet SA	5,997	1,228,907
	Guyenne et Gascogne SA	26,000	4,539,264
#	Haulotte Group SA	57,491	1,720,825
#	Havas SA	1,122,441	5,481,664

	Idsud	2,227	156,825
	IMS International Metal Service SA	51,946	1,991,752
* #	Infogrames Entertainment SA	2,249,212	428,091
#	Ingenico SA	87,639	2,784,817
*	Ipsen SA	15,549	937,671
	Ipsos SA	80,658	2,295,706
	Lafuma SA	6,384	426,225
	Laurent-Perrier	12,172	2,307,622
	Lectra	85,992	723,191
	Lisi SA	16,534	1,571,096
* #	LVL Medical Groupe SA	24,346	782,545
	Maisons Franc	12,826	829,298
	Manitou BF SA	48,280	2,205,752
	Manutan International SA	13,920	1,182,807
	MGI Coutier SA	2,753	104,478
*	MoneyLine SA	11	—
	Montupet SA	32,450	694,938
	Mr. Bricolage SA	23,846	657,146
#	Naturex	6,954	380,314
	Nexans SA	79,436	9,925,680
	Nexity	82,640	3,779,063
	Norbert Dentressangle	12,697	1,329,510
#	NRJ Group	177,024	1,855,542
	Oberthur Card Systems SA	117,901	927,454
*	Oeneo	102,487	366,847
	Orco Property Group	23,394	2,788,433
*	Orpea	100,822	6,626,117
*	Osiatis	1,400	9,207
	Paris Orleans et Cie SA	266	117,758
	Passat SA	8,835	69,875
	Pierre & Vacances	16,031	2,216,699
	Plastic Omnium SA	30,846	1,652,337
	Plastivaloire SA	4,552	143,585
	PSB Industries SA	8,438	517,472
	Radiall SA	5,387	716,804
	Rallye SA	79,415	5,624,558
*	Recylex SA	35,449	804,577
	Remy Cointreau SA	71,426	5,079,598
*	Rhodia SA	188,372	7,271,599
	Robertet SA	3,167	490,562
*	Rodriguez Group SA	27,733	893,491
	Rougier SA	6,120	517,170
#	Rubis SA	31,132	3,049,441
*	S.T. Dupont SA	39,440	23,052
	Sabeton SA	13,500	256,606
	Saft Groupe SA	42,516	1,926,488
	SAMSE SA	8,800	1,235,299
	SCOR SE	276,843	7,083,967
	SEB SA	29,333	5,318,039
	Sechilienne SA	52,820	4,362,440
	Securidev SA	2,500	107,489
	Signaux Girod SA	894	90,996

*	Smoby SA	1,172	47,979
	Societe BIC SA	69,948	5,009,773
	Societe de Developpement Regional de la Bretagne	2,260	13,517
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,783,242
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,258,473
#	Societe Industrielle D’Aviations Latecoere SA	21,731	555,128
	Societe Marseillaise du Tunnel Prado Carenage	11,588	570,620
	Societe Pour l’Informatique Industrielle SA	40,908	315,875
* #	Soitec SA	231,215	2,821,986
*	Solving International SA	13,265	70,445
	Somfy SA	22,500	6,582,101
	Sopra Group SA	23,668	1,875,411
	Sperian Protection	18,169	2,070,361
	Spir Communication SA	7,977	843,059
#	Stallergenes SA	33,674	2,274,376
	STEF-TFE	29,698	2,257,240
	Sucriere de Pithiviers Le Vieil	1,825	1,558,288
*	Sylis SA	23,228	124,005
#	Synergie SA	33,924	1,288,130
*	Teamlog SA	34,132	212,147
	Teleperformance SA	132,531	5,139,474
	Tessi SA	5,050	354,294
* #	Theolia SA	88,858	2,619,328
	Tipiak SA	518	56,823
	Toupargel Groupe	21,016	816,131
#	Trigano SA	59,181	2,554,064
*	UbiSoft Entertainment SA	100,941	10,247,326
	Union Financiere de France Banque SA	16,369	950,189
	Valeo SA	72,191	2,968,461
*	Valtech	295,958	229,359
	Viel et Compagnie	162,852	1,140,701
	Vilmorin et Cie SA	19,383	3,089,958
	Virbac SA	16,735	1,679,594
	VM Materiaux SA	6,521	722,390
	Vranken Pommery Monopole	9,879	880,313
	Zodiac SA	90,370	5,777,299
TOTAL COMMON STOCKS			288,840,420

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,622
*	Bigben Interactive Warrants 12/31/08	2,100	1,382
*	Cybergun Warrants Series A 01/31/08	1,136	66
*	Cybergun Warrants Series B 07/15/10	1,136	66
*	Groupe Ares Warrants 12/01/06	4,713	11,714
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Steria SCA Rights 11/28/07	50,742	7,419
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	9,103
TOTAL RIGHTS/WARRANTS			33,372

TOTAL — FRANCE			288,873,792

GERMANY — (13.4%)
COMMON STOCKS — (13.4%)
*	313 Music JWP AG	20,515	36,293
*	3U Holding AG	117,766	135,043
	A.S. Creation Tapeton AG	6,853	451,962
* #	AAP Implantate AG	47,250	174,890
	Aareal Bank AG	108,018	4,881,144
	ADCapital AG	33,040	568,930
* #	Adlink Internet Media AG	71,772	1,605,161
* #	ADVA AG Optical Networking	96,672	481,968
	Agrob AG	5,800	118,361
*	Aixtron AG	266,763	3,812,147
* #	Allbecon AG	21,017	227,480
	Altana AG	199,681	4,812,654
	Amadeus Fire AG	16,192	396,609
	Andreae-Noris Zahn AG	27,200	1,539,327
*	Artnet AG	16,292	249,454
*	Augusta Technologie AG	27,184	646,004
	AWD Holding AG	99,539	4,278,445
	Baader Wertpapierhandelsbank AG	142,376	989,403
* #	Balda AG	155,088	2,099,086
*	Basler AG	8,861	139,159
#	Beate Uhse AG	56,241	147,389
	Bechtle AG	40,189	1,614,403
	Bertrandt AG	23,282	1,009,139
* #	Beta Systems Software AG	8,550	61,289
	BHS Tabletop AG	2,800	56,314
	Bilfinger Berger AG	134,277	10,108,620
*	Biolitec AG	26,843	548,137
	Biotest AG	22,203	1,249,209
*	BKN International AG	35,508	165,149
* #	BMP AG	50,479	163,587
	Boewe Systec AG	15,333	623,769
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	465,370
* #	Business Media China AG	15,212	455,851
*	CEAG AG	20,670	213,101
	Cenit AG	18,394	247,144
* #	CENTROTEC Sustainable AG	42,280	865,608
#	Cewe Color Holding AG	13,917	547,660
* #	ComBOTS AG	58,253	1,100,225
	Comdirect Bank AG	135,842	1,659,311
	Computerlinks AG	16,965	341,888
*	Condomi AG	1,800	—
#	Conergy AG	94,598	3,335,265
	CTS Eventim AG	53,393	2,101,449
	Curanum AG	83,165	1,156,137
*	D. Logistics AG	113,203	320,223
*	D+S europe AG	77,965	1,414,680
#	DAB Bank AG	133,926	1,181,746
	Data Modul AG	10,414	325,305
*	DEAG Deutsche Entertainment AG	51,845	128,957
#	Deutsche Euroshop AG	87,386	2,962,192

*	Deutsche Steinzeug Cremer & Breuer AG	23,889	52,121
	Deutsche Wohnen AG	69,977	2,182,963
* #	Deutz AG	257,064	2,635,883
	Dierig Holding AG	10,500	118,092
	Douglas Holding AG	103,337	5,962,660
	Dr. Hoenle AG	14,858	196,998
*	Drillisch AG	92,184	740,020
* #	Duerr AG	38,845	1,495,885
	DVB Bank AG	14,914	6,168,463
*	Easy Software AG	13,167	116,106
	Eckert and Ziegler AG	6,103	88,204
	Elexis AG	32,938	959,497
* #	Elmos Semiconductor AG	34,592	367,402
#	ElreingKlinger AG	6,000	740,778
* #	EM. Sports Media AG	160,173	793,323
	Energiekontor AG	38,401	295,996
	Epcos AG	233,608	4,034,412
	Erlus AG	297	172,829
* #	Escada AG	40,309	1,120,548
	Euwax AG	18,514	1,406,451
* #	Evotec AG	196,039	649,981
	Fielmann AG	58,362	3,750,287
* #	FJA AG	77,417	292,272
	Fortec Elektronik AG	7,433	86,417
#	Freenet AG	231,964	5,455,939
#	Fuchs Petrolub AG	30,747	2,814,618
	GBWAG Bayerische Wohnungs AG	20,298	448,119
	Gerry Weber International AG	49,579	1,641,997
	Gesco AG	9,455	737,306
	GFK AG	77,709	3,108,328
* #	GFT Technologies AG	66,050	305,799
* #	GPC Biotech AG	106,084	422,473
#	Grenkeleasing AG	32,424	1,137,372
	Grundstuecks & Baugesellschaft AG	3,567	312,360
	Hamborner AG	63,000	821,982
*	Hansa Group AG	146,815	353,774
	Hawesko Holding AG	20,044	675,221
	Heidelberger Druckmaschinen AG	152,512	5,106,621
*	Hoeft & Wessel AG	20,622	143,393
	Hyrican Informations Systeme AG	11,943	186,854
*	IFA Hotel & Touristik AG	7,000	106,328
* #	IKB Deutsche Industriebank AG	21,843	195,451
	Indus Holding AG	41,345	1,487,253
	Innovation in Traffic Systems AG	23,949	296,544
*	Integralis AG	34,269	280,770
	INTERSEROH AG	22,803	1,585,932
*	Intershop Communications AG	58,426	283,561
	Isra Vision Systems AG	10,917	221,303
*	IVU Traffic Technologies AG	40,338	71,967
* #	Jenoptik AG	157,826	1,376,043
	K&S AG	15,888	3,821,590
*	Kampa AG	28,404	207,584

	KERAMAG Keramische Werke AG	13,000	1,352,920
	Kontron AG	181,781	3,649,271
	Krones AG	69,935	5,618,537
#	KSB AG	4,521	2,990,763
*	Kuka AG	85,711	3,267,705
	KWS Saat AG	24,461	5,036,097
	Lanxess AG	59,344	2,867,331
	Leifheit AG	12,500	269,654
	Leoni AG	115,861	5,720,488
*	Loewe AG	25,187	570,027
#	LPKF Laser & Electronics AG	28,874	206,726
	MasterFlex AG	10,531	294,425
*	Maxdata Computer AG	32,897	125,730
*	Mediclin AG	79,703	328,613
* #	Medigene AG	90,111	711,673
* #	Medion AG	84,110	2,300,888
	Mensch und Maschine Software AG	27,532	240,478
#	MLP AG	220,135	3,497,643
*	Mologen AG	22,062	213,342
*	Morphosys AG	19,723	1,367,191
	MTU Aero Engines Holding AG	163,158	9,331,537
#	Muehlabauer Holdings AG & Co. KGAA	15,349	550,087
	MVV Energie AG	140,767	6,615,839
	Nemetschek AG	23,340	743,984
*	Net AG Infrastructure, Software & Solutions	72,185	128,185
*	Nexus AG	37,949	171,572
#	Norddeutsche Affinerie AG	155,196	6,068,314
	Norddeutsche Steingut AG	370	3,828
* #	Nordex AG	87,845	4,020,022
	OHB Technology AG	37,069	734,406
	Oldenburgische Landesbank AG	4,234	299,988
#	P&I Personal & Informatik AG	17,889	548,734
*	Paion AG	51,500	149,483
#	Paragon AG	22,134	306,878
	PC-Ware AG	15,184	294,906
	Pfeiffer Vacuum Technology AG	31,639	2,579,693
#	Pfleiderer AG	171,935	3,562,641
*	Pironet NDH AG	36,682	177,482
*	Pixelpark AG	89,712	109,075
*	Plambeck Neue Energien AG	148,115	664,573
*	Plasmaselect AG	35,172	101,426
*	Premiere AG	314,084	5,883,878
#	Progress-Werk Oberkirch AG	6,250	319,436
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	350,534
*	Pulsion Medical Systems AG	26,674	210,977
* #	PVATepla AG	51,882	876,845
* #	QIAGEN NV	521,102	11,339,235
* #	QSC AG	295,921	1,255,482
	R. Stahl AG	14,839	730,371
#	Rational AG	15,083	3,146,346
	REALTECH AG	13,541	231,772
	Renk AG	19,400	1,646,018

*	REpower Systems AG	21,093	4,038,867
	Rheinmetall AG	110,565	8,856,063
	Rhoen-Klinikum AG	293,208	9,166,993
	Ruecker AG	21,675	328,655
*	S.A.G. Solarstrom AG	47,672	230,516
	Sartorius AG	32,181	1,275,967
	Schlott Sebaldus AG	15,429	410,674
*	Secunet Security AG	16,078	107,605
	Sektkellerei Schloss Wachenheim AG	15,120	190,981
*	Senator Entertainment AG	980	2,677
*	SGL Carbon AG	224,335	12,142,015
	Silicon Sensor International AG	12,195	291,918
* #	Singulus Technologies AG	112,455	1,129,091
	Sinner AG	2,660	80,341
	Sixt AG	38,312	1,711,199
	SM Wirtschaftsberatungs AG	18,841	360,256
	Software AG	72,145	6,340,061
*	Solar Millennium AG	35,500	1,708,597
* #	Solon AG fuer Solartechnik	18,988	1,954,189
	Stada Arzneimittel AG	178,386	11,046,139
	STINAG Stuttgarter Invest AG	36,048	1,692,956
*	Stoehr & Co. AG	16,000	112,499
#	Strabag AG	10,386	4,174,870
	Stratec Biomedical Systems AG	27,297	816,049
	Sued-Chemie AG	29,146	3,382,546
#	Suedzucker AG	35,773	847,643
*	Suess Microtec AG	59,969	371,715
	Syskoplan AG	9,363	108,692
	Syzygy AG	30,656	156,976
#	Takkt AG	146,687	2,563,442
*	TDS Informationstechnologie AG	89,063	405,622
#	Techem AG	74,865	6,037,291
	Technotrans AG	21,735	540,853
	Telegate AG	20,500	422,765
#	Teles AG	41,582	147,501
	Textilgruppe Hof AG	12,170	145,156
* #	Tomorrow Focus AG	101,081	463,475
*	TRIA IT-solutions AG	905	1,125
	Umweltbank AG	17,805	442,763
	United Internet AG	125,696	3,045,756
#	Utimaco Safeware AG	35,121	496,082
	VBH Holding AG	9,415	83,723
#	Vivacon AG	60,307	1,142,538
	Vossloh AG	34,930	4,123,892
	Wanderer-Werke AG	7,903	317,622
*	Washtec AG	54,420	890,462
	Westag & Getalit AG	7,000	177,816
	Wincor Nixdorf AG	115,500	10,883,065
*	Wirecard AG	210,816	3,531,850
	Wuerttembergische Lebensversicherung AG	28,123	1,110,470
	Wuerttembergische Metallwarenfabrik AG	30,330	1,390,110
* #	Zapf Creation AG	29,235	140,032
TOTAL — GERMANY			345,569,917

GREECE — (4.2%)
COMMON STOCKS — (4.2%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	302,095
*	Aegek S.A.	437,330	328,984
*	Agricultural Insurance S.A.	59,277	307,548
*	Alapis Holdings Industrial & Commercial S.A.	1,434,359	4,860,843
*	Alco Hellas ABEE S.A.	103,281	173,722
*	Alfa Alfa Energy S.A.	3,810	7,743
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,195,526
	Allatini Industrial & Commercial Co. S.A.	34,470	109,631
*	Alte Technical Co.	85,048	9,948
*	Altec S.A. Information & Communication Systems	80,278	214,294
	Alumil Milonas Aluminum Industry S.A.	52,886	393,661
*	Alysida S.A.	2,376	6,916
	Anek Lines S.A.	639,521	2,136,131
	AS Co. S.A.	47,540	141,064
	Aspis Bank S.A.	228,007	1,055,864
*	Aspis Pronia General Insurance S.A.	165,110	283,197
*	Astir Palace Hotels S.A.	98,660	954,816
	Athens Medical Center S.A.	150,874	1,001,143
*	Atlantic Supermarkets S.A.	35,080	106,483
	Attica Holdings S.A.	244,076	1,950,618
	Attica Publications S.A.	16,674	105,849
	Atti-Kat S.A.	196,084	295,032
	Autohellas S.A.	83,520	641,885
*	Babis Vovos International Construction S.A.	61,592	1,834,707
*	Balafas S.A.	15,200	4,222
*	Balkan Export S.A.	41,970	196,941
*	Bank of Attica S.A.	202,121	1,182,717
	Bank of Greece	60,332	8,130,394
	Benrubi S.A.	27,741	164,145
	Bitros Holdings S.A.	38,892	160,000
	Blue Star Maritime S.A.	216,430	1,201,091
	Byte Computers S.A.	22,730	98,766
	C. Rokas S.A.	44,569	1,234,331
	Centric Multimedia SA	51,942	172,177
	Crown Hellas Can S.A.	30,452	273,542
*	Cyclon Hellas S.A	62,191	141,022
	Daios Plastics S.A.	16,350	269,410
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	849,256
	Dromeas S.A.	10,400	17,196
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	127,010
	EL. D. Mouzakis S.A.	40,703	138,401
*	Elbisco Holding S.A.	67,200	151,397
	Elektrak S.A.	36,580	305,412
	Elektroniki Athinon S.A.	34,490	418,030
*	Elephant S.A.	26,310	—

	Elgeka S.A.	76,460	198,475
	Elton Chemicals S.A.	53,834	81,645
*	Empedos S.A.	15,974	1,868
	ETEM S.A.	72,082	240,021
*	Etma Rayon S.A.	11,242	23,175
*	Euro Reliance General Insurance Co. S.A.	55,110	247,530
*	Eurodrip S.A.	83,040	118,281
	Euromedica S.A.	64,900	1,114,672
*	European Technical S.A.	32,750	11,013
	Everest S.A.	68,950	298,635
	F.G. Europe SA	4,536	18,544
*	Forthnet S.A.	115,475	1,681,887
	Fourlis Holdings S.A.	131,115	5,181,269
	Frigoglass S.A.	88,060	3,180,502
	GEK Group of Cos S.A.	155,884	2,370,608
	General Commercial S.A.	64,410	80,500
*	Geniki Bank	241,630	1,834,022
	Halkor S.A.	226,556	1,029,382
*	Hatzioannou Holdings S.A.	89,750	239,242
	Hellenic Cables S.A.	65,236	490,901
	Hellenic Duty Free Shops S.A.	101,270	1,782,537
*	Hellenic Sugar Industry S.A.	87,664	571,751
	Hellenic Technodomiki Tev S.A.	506,350	7,233,211
	Heracles General Cement Co. S.A.	93,293	2,246,346
*	Hippotour S.A.	13,891	12,274
	Iaso S.A.	175,950	3,194,425
	Inform P. Lykos S.A.	35,570	223,633
*	Informatics S.A.	3,778	1,712
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,645,236
*	Intracom Technical & Steel Constructions S.A.	105,050	188,788
*	Ionian Hotel Enterprises S.A.	16,914	394,635
*	Ipirotiki Software & Publications S.A.	22,110	62,712
	J&P-Avax S.A.	163,746	1,530,359
*	Karatzis S.A.	28,610	86,825
	Karelia Tobacco Co., Inc. S.A.	5,810	510,030
	Kathimerini Publishing S.A.	47,170	554,801
	Katselis Sons S.A. Bread Industry	41,545	169,415
	Kego S.A.	32,045	118,629
*	Kekrops S.A.	6,444	145,713
*	Keramia-Allatini	10,368	15,049
	Lambrakis Press S.A.	118,587	427,791
	Lampsa Hotel Co.	50,326	1,254,612
*	Lan-Net S.A.	126,887	71,655
	Lavipharm S.A.	96,324	539,649
*	Loulis Mills S.A.	41,702	220,430
	M.J. Mailis S.A.	154,984	396,298
*	Maritime Company of Lesvos S.A.	299,836	335,991
	Metka S.A.	100,500	2,262,328
	Michaniki S.A.	165,545	1,323,444
	Minoan Lines S.A.	248,689	1,766,054
*	Mochlos S.A.	98,304	65,476

	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	714,508
*	Multirama S.A.	10,990	116,205
	Mytilineos Holdings S.A.	254,516	5,331,178
	Naytemporiki Publishing S.A.	49,480	119,269
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,897,900
*	Neorion New S.A. Holdings	37,500	90,240
	Nexans Hellas S.A.	11,443	66,161
	Nirefs Acquaculture S.A.	143,700	617,492
*	Parnassos Enterprises S.A.	50,700	241,185
*	Pegasus Publishing S.A.	95,510	369,528
	Petropoulos S.A.	8,832	100,402
*	Petzetakis S.A.	49,310	65,276
*	Pilias S.A.	51,791	29,592
	Piraeus Leasing S.A.	5,765	48,434
*	Promota Hellas S.A.	8,860	2,979
	Real Estate Development & Services S.A.	94,497	504,737
*	Rilken S.A.	11,092	160,482
	S&B Industrial Minerals S.A.	56,301	1,028,602
	Sanyo Hellas S.A.	168,151	238,080
	Sarantis S.A.	77,120	1,573,672
	Sato S.A.	62,978	268,289
*	Selected Textile Industry Assoc. S.A.	87,690	102,935
	Sfakianakis S.A.	91,320	1,058,930
*	Shelman Hellenic-Swiss Wood S.A.	73,402	180,128
*	Singularlogic S.A.	100,470	507,148
*	Spyroy Agricultural Products S.A.	61,348	256,631
*	Stabilton S.A.	27,530	3,220
*	Technical Olympic S.A.	298,025	398,375
*	Technodomi M.Travlos Brothers S.A.	13,910	4,271
	Teletypos S.A. Mega Channel	72,717	477,025
	Terna Tourist Technical & Maritime S.A.	101,190	1,824,968
*	Themeliodomi S.A.	37,422	20,244
	Thrace Plastics Co. S.A.	109,280	257,217
	Viohalco S.A.	418,755	6,049,369
*	Vioter S.A.	167,883	249,967
*	Vis Container Manufacturing Co.	4,259	16,280
TOTAL — GREECE			107,438,060

IRELAND — (2.9%)
COMMON STOCKS — (2.9%)
	Abbey P.L.C.	86,889	762,706
*	Aminex P.L.C.	440,966	238,219
*	Blackrock International Land P.L.C.	897,420	431,433
*	Datalex P.L.C.	227,588	222,808
	DCC P.L.C.	318,216	8,974,730
	Donegal Creameries P.L.C.	26,085	239,272
*	Dragon Oil P.L.C.	1,481,861	10,124,416
	FBD Holdings P.L.C.	130,021	4,941,060
	Fyffes P.L.C.	1,051,012	1,446,371
	Glanbia P.L.C.	788,830	5,305,390
	Greencore Group P.L.C.	606,995	3,937,104

*	Horizon Technology Group P.L.C.	236,352	258,557
	IAWS Group P.L.C.	361,987	7,928,195
	IFG Group P.L.C.	205,432	485,933
	Independent News & Media P.L.C.	877,473	3,024,946
*	IONA Technologies P.L.C.	100,946	333,903
*	Irish Continental Group P.L.C.	93,833	3,014,840
*	Kenmare Resources P.L.C.	2,225,548	2,397,109
	Kingspan Group P.L.C.	346,657	5,220,760
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	1,334,217
	Paddy Power P.L.C.	185,965	6,125,521
*	Providence Resources P.L.C.	6,258,198	794,379
*	Qualceram Shires P.L.C.	40,136	56,921
	Readymix P.L.C.	323,262	743,670
	Total Produce P.L.C.	897,420	786,546
	United Drug P.L.C.	813,952	4,766,343
*	Waterford Wedgwood P.L.C.	7,869,750	225,614
TOTAL COMMON STOCKS			74,120,963

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—
TOTAL — IRELAND			74,120,963

ITALY — (6.5%)
COMMON STOCKS — (6.5%)
*	A.S. Roma SpA	270,930	257,195
	ACEA SpA	137,365	2,851,880
	Acegas-APS SpA	114,287	1,114,495
#	Actelios SpA	343,329	3,246,868
	Aedes SpA	324,161	1,650,462
#	Aeroporto de Firenze SpA	17,918	472,777
#	Amplifon SpA	521,701	2,641,131
#	Astaldi SpA	200,189	1,515,426
#	Azimut Holding SpA	437,146	5,671,191
#	Banca Finnat Euramerica SpA	706,431	903,653
	Banca Ifis SpA	54,527	719,094
#	Banca Intermobiliare SpA	319,984	3,370,228
	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,138,618
	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	3,813,123
#	Banca Profilo SpA	253,156	687,601
	Banco di Desio e della Brianza SpA	242,974	2,499,684
	Beghelli SpA	427,981	694,101
	Benetton Group SpA	176,608	3,154,212
	Beni Stabili SpA, Roma	1,309,500	1,420,753
	Biesse SpA	55,616	1,046,949
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	579,490
	Brembo SpA	108,591	1,695,931
	C.I.R. SpA - Compagnie Industriali Riunite	1,195,521	4,434,209
#	Caltagirone Editore SpA	161,554	1,060,229
#	Caltagirone SpA	255,879	2,362,335

	Cam Finanziaria SpA	36,527	72,681
#	Carraro SpA	85,800	858,772
#	Cembre SpA	40,330	370,035
	Cementir SpA	262,430	2,313,420
	Centrale del Latte di Torino & Co. SpA	21,168	121,261
*	Ciccolella SpA	30,000	125,176
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	347,011
*	Compagnia Immobiliare Azionaria SpA	44,000	20,510
#	Credito Artigiano SpA	297,576	1,583,502
	Credito Bergamasco SpA	137,120	5,861,903
	Credito Emiliano SpA	98,048	1,349,754
	Cremonini SpA	218,517	785,046
*	CSP International Fashion Group SpA	87,961	234,695
	Danieli & Co. SpA	86,438	2,694,592
#	Davide Campari - Milano SpA	358,312	3,414,523
	De Longhi SpA	314,782	1,733,000
*	Digital Multimedia Technologies SpA	25,000	1,314,577
*	Ducati Motor Holding SpA	749,005	1,575,532
	Emak SpA	57,399	446,565
* #	EnerTad SpA	95,849	426,715
#	ERG SpA	42,840	805,596
	Ergo Previdenza SpA	112,421	660,761
#	Esprinet SpA	81,154	976,244
* #	Everel Group SpA	197,276	112,156
*	Fiera Milano SpA	37,863	262,783
*	Fin.Part SpA	133,481	—
*	Gabetti SpA	64,201	212,857
	Gefran SpA	31,849	238,531
#	Gemina SpA	835,842	1,456,347
#	Gewiss SpA	249,008	1,659,861
*	Giovanni Crespi SpA	121,789	171,602
#	Granitifiandre SpA	82,117	1,048,388
	Gruppo Ceramiche Ricchetti SpA	127,131	315,741
#	Gruppo Editoriale L’Espresso SpA	676,817	3,020,842
	Hera SpA	190,779	857,703
	I Grandi Viaggi SpA	98,547	218,565
*	Immobiliare Lombardia SpA	9,036,502	1,674,852
	Immsi SpA	717,616	1,353,726
*	Impregilo SpA	1,122,679	7,551,127
#	Indesit Co. SpA	167,073	2,578,637
	Industria Macchine Automatique SpA	72,957	1,485,347
	Industria Romagnola Conduttori Elettrici SpA	43,452	168,726
	Intek SpA	524,083	525,573
	Interpump Group SpA	248,737	2,552,609
	Iride SpA	849,866	3,172,924
* #	Isagro SpA	16,993	123,754
	Italmobiliare SpA	21,576	1,982,310
* #	Juventus Football Club SpA	403,805	578,530
*	KME Group SpA	479,430	1,046,620
*	La Doria SpA	59,783	147,222
	Mariella Burani SpA	48,185	1,326,457

	Marr SpA	131,000	1,342,363
	Meliorbanca SpA	249,443	1,303,161
	Milano Assicurazioni SpA	354,612	2,775,785
	Mirato SpA	36,779	454,473
#	Mondadori (Arnoldo) Editore SpA	226,405	1,859,631
*	Monrif SpA	315,834	421,291
* #	Montefibre SpA	260,521	217,851
	Navigazione Montanari SpA	263,594	1,047,561
*	Negri Bossi SpA	76,000	90,304
*	NGP SpA	17,891	9,155
*	Olidata SpA	82,236	116,539
*	Opengate Group SpA	4,000	11,170
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	267,131
	Permasteelisa SpA	67,249	1,336,701
* #	Pininfarina SpA	31,285	559,752
	Pirelli & C.Real Estate SpA	31,148	1,144,968
#	Poligrafici Editoriale SpA	257,869	420,806
	Premafin Finanziaria SpA	1,000,904	2,854,509
	Premuda SpA	296,107	704,221
*	RDM Realty SpA	5,771	27,339
	Recordati SpA	340,005	3,027,917
*	Reno de Medici SpA	683,435	583,306
*	Richard-Ginori 1735 SpA	140,800	84,813
* #	Risanamento Napoli SpA	354,557	1,901,618
#	Sabaf SpA	23,325	761,560
	SAES Getters SpA	30,068	907,944
#	SAVE SpA	65,212	1,012,331
*	Schiapparelli 1824 SpA	1,322,152	90,636
*	Sirti SpA	29,967	115,445
	Smurfit Sisa SpA	72,500	277,020
* #	Snia SpA	232,689	244,724
* #	Societa Partecipazioni Finanziarie SpA	959,063	639,432
#	Societe Cattolica di Assicurazoni Scrl SpA	99,445	5,036,632
#	Socotherm SpA	66,740	612,732
	Sogefi SpA	324,310	2,588,581
	Sol SpA	194,092	1,377,814
*	Sorin SpA	880,027	1,727,276
*	Stefanel SpA	96,348	289,618
*	Tecnodiffusione Italia SpA	3,332	9,743
* #	Telecom Italia Media SpA	4,300,248	1,494,508
* #	Tiscali SpA	1,060,244	3,085,061
#	Tod’s SpA	42,015	2,941,358
	Trevi Finanziaria SpA	91,694	1,643,172
*	Viaggi del Ventaglio SpA	173,948	119,223
	Vianini Industria SpA	59,070	294,021
	Vianini Lavori SpA	180,752	3,067,590
*	Vincenzo Zucchi SpA	144,350	692,545
#	Vittoria Assicurazioni SpA	62,484	1,148,612
TOTAL COMMON STOCKS			168,677,239

RIGHTS/WARRANTS — (0.0%)
*	Gemina SpA Rights 11/30/07	189,350	69,348
*	Intek SpA Rights 06/13/08	178,760	32,931
*	Negri Bossi SpA Warrants 06/30/10	38,000	13,890
TOTAL RIGHTS/WARRANTS			116,169

TOTAL — ITALY			168,793,408

NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
	Aalberts Industries NV	365,614	7,214,384
#	Accell Group NV	34,374	1,231,436
*	AFC Ajax NV	18,134	216,960
	Amsterdam Commodities NV	60,689	375,048
	Arcadis NV	62,073	4,292,878
#	ASM International NV	202,031	4,952,956
*	Atag Group NV	4,630	1,963
	Batenburg Beheer NV	5,153	429,671
* #	BE Semiconductor Industries NV	142,819	789,315
#	Beter Bed Holding NV	69,403	1,783,120
	Boskalis Westminster CVA	218,909	13,260,031
	Brunel International NV	65,086	1,558,878
#	Corporate Express NV	441,331	3,434,295
	Crown Van Gelder NV	18,307	408,514
* #	Crucell NV	237,868	3,932,127
*	Crucell NV ADR	45,768	757,003
	DOCdata NV	22,463	217,165
#	Draka Holding NV	48,947	1,639,508
	Eriks Group NV	43,983	2,926,977
#	Exact Holding NV	97,790	3,539,214
	Fornix Biosciences NV	29,890	822,219
	Gamma Holding NV	21,255	1,728,775
	Grolsche NV	48,829	3,432,636
	Grontmij NV	78,112	2,759,698
#	Hagemeyer NV	1,941,147	13,277,523
#	Heijmans NV	91,720	3,448,748
	Hunter Douglas NV	18,174	1,342,799
	ICT Automatisering NV	35,281	544,230
	Imtech NV	256,265	6,372,883
	Innoconcepts NV	78,009	1,641,354
#	Jetix Europe NV	133,537	3,581,843
	Kas Bank NV	49,050	1,783,869
*	Kendrion NV	41,018	1,083,776
	Koninklijke Bam Groep NV	428,118	9,971,668
*	Koninklijke Econosto NV	58,746	456,945
	Koninklijke Ten Cate NV	98,255	3,055,703
	Koninklijke Vopak NV	73,543	4,177,221
* #	Laurus NV	262,779	1,308,369
#	Macintosh Retail Group NV	99,784	3,368,809
*	Maverix Capital NV	1,500	83,337
	Nederlandsche Apparatenfabriek NV	29,670	1,381,805
	Nutreco Holding NV	143,491	8,303,912

	Oce NV	347,053	6,263,113
	OPG Groep NV	214,534	5,993,359
	Ordina NV	155,263	2,762,829
* #	Pharming Group NV	285,229	542,724
*	Punch Graphix NV	12,412	103,098
* #	Qurius NV	351,539	359,590
	Royal Reesink NV	2,050	314,861
	RSDB NV	12,436	570,202
*	Samas NV	114,215	859,048
	Sligro Food Group NV	154,740	6,061,427
	Smit Internationale NV	45,380	4,670,151
	Stern Groep NV	1,258	62,611
	Stork NV	105,189	7,364,369
* #	Tele Atlas NV	351,470	14,513,313
#	Telegraaf Media Groep NV	173,335	6,308,390
*	Textielgroep Twenthe NV	1,000	3,655
	TKH Group NV	101,120	2,206,034
*	Tulip Computers NV	47,757	452,318
	Unit 4 Agresso NV	76,624	2,197,869
#	USG People NV	192,665	5,225,331
* #	Van der Moolen Holding NV	117,201	495,377
	Vedior NV	181,031	4,607,715
TOTAL — NETHERLANDS			198,826,949

NORWAY — (2.8%)
COMMON STOCKS — (2.8%)
#	Acta Holding ASA	584,100	2,418,171
	Aker Yards ASA	155,605	1,778,195
* #	Aktiv Kapital ASA	72,417	1,102,369
#	Arendals Fosse Kompani ASA	100	36,452
* #	Birdstep Technology ASA	71,000	138,808
*#	Blom ASA	68,367	933,213
	Bonheur ASA	67,400	3,018,728
* #	Camillo Eitze & Co. ASA	58,200	798,131
* #	Det Norske Oljeselskap ASA	1,774,304	3,257,709
	DOF ASA	115,506	1,317,558
	EDB Business Partner ASA	149,417	1,113,496
#	Ekornes ASA	110,190	1,935,606
* #	Eltek ASA	126,859	670,612
*	Ementor ASA	142,551	1,069,165
	Farstad Shipping ASA	60,790	1,648,640
* #	Fast Search & Transfer ASA	487,050	1,248,859
	Ganger Rolf ASA	50,060	2,021,144
* #	Gregoire ASA	25,808	9,744
	Havila Shipping ASA	22,400	489,071
* #	Ignis ASA	37,372	54,107
* #	IOT Holdings ASA	75,603	30,632
	Itera Consulting Group ASA	168,000	167,464
	Kongsberg Automotive ASA	86,200	638,367
	Kongsberg Gruppen ASA	49,500	3,098,836
*	Kverneland Group ASA	258,080	506,387

#	Leroy Seafood Group ASA	92,100	1,862,908
*	Nordic Semiconductor ASA	51,200	210,443
* #	Norse Energy Corp. ASA	549,400	458,540
* #	Norwegian Air Shuttle ASA	31,600	977,159
* #	Ocean Rig ASA	505,762	3,668,965
	Odfjell ASA Series A	94,900	1,556,128
#	Olav Thon Eiendomsselskap ASA	13,360	1,988,589
*	Otrum ASA	31,800	58,887
* #	Petrolia Drilling ASA	1,520,000	653,015
*	Photocure ASA	33,562	284,838
* #	Q-Free ASA	85,000	146,785
	Rieber and Son ASA Series A	109,654	1,049,185
* #	Roxar ASA	83,321	105,770
*	Scan Subsea ASA	12,200	47,184
#	Scana Industrier ASA	252,423	871,431
* #	Sevan Marine ASA	378,500	5,661,153
* #	Software Innovation ASA	51,795	113,944
	Solstad Offshore ASA	59,900	1,709,327
	Sparebanken Midt-Norge	134,100	1,784,347
* #	Synnove Finden ASA	27,317	114,586
	Tandberg ASA Series A	271,010	5,595,698
* #	Tandberg Data ASA	122,130	61,496
*	TGS Nopec Geophysical Co. ASA	316,440	4,313,831
#	Tomra Systems ASA	604,728	4,256,911
	TTS Marine ASA	32,900	590,845
	Veidekke ASA	319,230	3,001,266
	Wilh. Wilhelmsen ASA	60,800	2,383,892
TOTAL — NORWAY			73,028,587

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Corticeira Amorim	230,410	659,223
	Finibanco Holdings SGPS SA	197,573	1,388,410
	Ibersol SGPS SA	20,401	341,246
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	1,125,890
* #	Investimentos Participacoes e Gestao SA	240,676	320,874
	Jeronimo Martins SGPS SA	753,805	5,988,885
#	Mota-Engil SGPS SA	344,465	2,557,363
* #	Novabase SGPS	56,005	267,049
* #	ParaRede SGPS SA	545,591	118,174
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,519,193
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	1,297,429
	Sociedade de Investimento e Gestao SGPS SA	241,216	3,078,988
*	Sonae Industria SGPS SA	280,469	2,701,957
* #	Sonaecom SGPS SA	583,911	2,799,053
*	Sporting Sociedade Desportiva de Futebol	23,339	65,922
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	167,708
	Teixeira Duarte Engenharia e Construcoes SA	756,680	2,237,433
	Toyota Caetano Portugal SA	54,900	721,597
TOTAL — PORTUGAL			27,356,394

SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
#	Abengoa SA	105,048	3,705,390
#	Adolfo Dominguez SA	20,351	720,445
#	Amper SA	90,745	1,460,993
#	Antena 3 de Television SA	43,330	661,672
* #	Avanzit SA	571,836	3,131,362
* #	Azkoyen SA (5730324)	64,591	585,913
*	Azkoyen SA (B28RNP2)	2,583	23,231
#	Banco de Andalucia SA	9,800	914,082
	Banco de Credito Balear SA	35,424	1,123,143
#	Banco Guipuzcoano SA	331,001	5,438,011
*	Baron de Ley SA	14,325	1,035,478
#	Bodegas Riojanas SA	12,365	161,587
* #	Campofrio Alimentacion SA	96,667	1,271,900
	Cementos Portland Valderrivas SA	16,881	1,819,826
#	Compania de Distribucion Integral Logista SA	29,600	2,186,740
	Compania Vinicola del Norte de Espana SA	16,600	435,037
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,032,960
* #	Corporacion Dermoestetica	65,100	682,326
* #	Dogi International Fabrics SA	111,418	196,322
#	Duro Felguera SA	177,786	2,275,158
#	Ebro Puleva SA	161,802	2,944,420
#	Electnor SA	102,087	5,963,114
* #	Ercros SA	2,189,041	932,537
*	Espanola del Zinc SA	29,250	78,688
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	329,727	4,286,797
*	Federico Partenina SA	1,190	14,492
* #	Funespana SA	22,107	148,528
	Grupo Catalana Occidente SA	70,364	2,348,107
#	Grupo Empresarial Ence SA	368,840	3,920,517
#	Iberpapel Gestion SA	26,621	640,514
#	Inbesos SA	12,494	252,277
	Indo Internacional SA	37,172	319,255
	Indra Sistemas SA	47,420	1,286,019
	Inmobiliaria del Sur SA	2,764	217,318
#	La Seda de Barcelona SA	1,981,134	4,969,126
#	Lingotes Especiales SA	22,080	134,402
#	Mecalux SA	61,329	2,204,574
#	Miquel y Costas & Miquel SA	26,111	564,657
#	Natra SA	88,094	1,055,354
* #	Natraceutical SA	746,798	873,486
* #	NH Hoteles SA	260,195	4,608,258
*	Nicolas Correa SA	26,994	198,558
	Obrascon Huarte Lain SA	107,743	3,622,166
#	Papeles y Cartones de Europa SA	199,144	1,823,253
	Pescanova SA	26,443	1,566,861
#	Prim SA	32,582	501,227
#	Prosegur Cia de Seguridad SA	80,342	2,855,016
#	Service Point Solutions SA	459,595	1,684,934

* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	804,529
#	Sol Melia SA	156,990	2,360,315
#	SOS Cuetara SA	356,909	7,314,466
*	Tavex Algodonera SA	185,541	483,895
* #	Tecnocom Telecomunicaciones y Energia SA	124,372	710,007
#	Tubacex SA	439,949	4,270,537
	Tubos Reunidos SA	419,192	2,970,754
	Unipapel SA	48,800	1,206,255
* #	Urbas Guadahermosa SA	267,319	242,861
* #	Vertice Trescientos Sesenta Grados SA	57,183	178,914
#	Vidrala SA (5466726)	59,088	2,178,465
*	Vidrala SA (B29SS71)	2,954	109,067
	Viscofan SA	184,330	3,861,225
* #	Zeltia SA, Madrid	573,453	5,048,836
TOTAL — SPAIN			112,616,157

SWEDEN — (4.8%)
COMMON STOCKS — (4.8%)
*	Acando AB	160,086	352,152
* #	Active Biotech AB	77,400	697,137
	Addtech AB Series B	56,300	1,210,415
	Angpanneforeningen AB Series B	48,500	1,263,874
* #	Anoto Group AB	261,833	388,244
	Aros Quality Group AB	41,400	331,956
*	Artimplant AB Series B	30,000	15,301
	Atrium Ljungberg AB Series B	15,200	150,402
	Axfood AB	92,000	3,691,679
	Axis Communications AB	180,094	4,406,537
	B&B Tools AB	66,900	2,008,048
	Ballingslov International AB	27,625	864,619
	Beiger Electronics AB	14,700	343,363
	Beijer Alma AB	58,800	631,722
	Bergs Timber AB Series B	8,000	55,063
	Bilia AB Series A	116,725	1,842,190
#	Billerud AB	150,300	1,543,047
*	BioGaia AB Series B	38,000	163,256
*	Biotage AB	141,240	188,292
	Bong Ljungdahl AB	24,800	161,925
*	Boras Waefveri AB Series B	5,700	7,588
	Boss Media AB	125,700	276,176
#	Cantena AB	58,362	964,642
	Cardo AB	63,000	1,964,730
	Carl Lamm AB	33,280	324,489
	Castellum AB	420,800	4,354,096
*	Cision AB	245,156	646,054
#	Clas Ohlson AB Series B	102,500	2,200,207
#	Cloetta AB Series B	27,700	975,805
	Concordia Maritime AB Series B	70,300	293,990
*	Consilium AB Series B	16,994	113,648
#	D. Carnegie & Co. AB	186,300	3,609,552
	Elekta AB Series B	311,300	5,177,323

* #	Enea Data AB Series B	1,012,000	336,337
	Eniro AB	426,756	3,791,991
	Expanda AB	19,547	197,168
	Fabege AB	403,000	4,098,291
	Fagerhult AB	16,800	405,771
	Forshem Group AB Series B	9,400	69,170
	G & L Beijer AB Series B	28,200	759,680
	Geveko AB	10,800	209,417
	Gunnebo AB	106,800	1,070,836
	Gunnebo Industrier AB	10,000	221,510
	Haldex AB	64,700	1,139,817
	Heba Fastighets AB Series B	14,500	389,896
	HIQ International AB	111,889	587,498
	HL Display AB Series B	14,400	435,893
	Hoganas AB Series B	77,300	1,635,905
*	Home Capital AB	25,400	249,551
#	Home Properties AB	25,400	367,178
*	IBS AB Series B	195,200	391,302
*	Industrial & Financial Systems AB Series B	487,600	465,578
	Intrum Justitia AB	163,100	2,902,318
	JM AB	275,373	5,632,343
	Klovern AB	303,476	1,189,775
	Kungsleden AB	424,500	4,703,539
	Lagercrantz Group AB Series B	64,300	289,518
*	LBI International AB	107,651	478,048
#	Lennart Wallenstam Byggnads AB Series B	123,900	2,308,728
*	Lundin Petroleum AB	60,754	631,230
*	Medivir Series B	44,650	340,091
* #	Micronic Laser Systems AB	105,400	524,244
*	Midelfart Sonesson AB Series A	4,160	6,565
*	Midelfart Sonesson AB Series B	4,160	6,398
	Munters AB	171,000	2,034,055
	NCC AB Series B	106,500	2,273,418
* #	Net Insight AB Series B	924,000	615,471
	New Wave Group AB Series B	107,400	1,117,767
#	NIBE Industrier AB	185,200	2,255,037
	Nobia AB	433,500	3,826,970
	Nolato AB Series B	66,440	468,245
	OEM International AB Series B	44,400	296,613
	OMX AB	189,900	7,708,726
	ORC Software AB	36,300	914,727
#	Partnertech AB	28,800	159,458
	Peab AB Series B	250,400	2,580,531
*	Peab Industri AB	125,200	1,104,159
	Poolia AB Series B	36,150	196,408
*	Precomp Solutions AB	16,994	6,284
*	Pricer AB Series B	1,711,500	122,233
	Proact It Group AB	29,000	170,521
*	Proffice AB	215,400	518,077
	Profilgruppen AB	16,300	187,819
#	Q-Med AB	159,200	2,066,779
*	RaySearch Laboratories AB	12,700	370,979

*	Readsoft AB Series B	48,800	111,971
	Rederi AB Transatlantic Series B	95,600	634,848
	rnb Retail and Brands AB	130,200	1,204,582
#	Rottneros Bruk AB	425,600	152,073
*	Scribona AB Series A	40,100	27,299
*	Scribona AB Series B	226,140	150,787
*	Semcon AB	39,900	497,703
	Sigma AB Series B	25,800	24,047
* #	Sintercast AB	11,800	255,193
	Skanditek Industrifoervaltnings AB	156,975	612,701
	Skistar AB	94,800	1,436,607
	Studsvik AB	21,900	524,632
*	SWECO AB Series B	184,000	1,870,657
*	Teleca AB Series B	157,200	329,209
* #	Telelogic AB	777,200	2,243,518
*	Ticket Travel Group AB	27,152	66,216
	Trelleborg AB Series B	226,100	4,718,678
	Uniflex AB Series B	3,630	51,980
	VBG AB Series B	1,084	20,903
*	Vitrolife AB	41,500	190,635
*	Wedins Skor & Accessoarer AB	113,400	102,539
	Wihlborgs Fastigheter AB	65,658	1,167,023
	Xponcard Group AB	7,300	137,556
TOTAL — SWEDEN			122,578,742

SWITZERLAND — (12.0%)
COMMON STOCKS — (11.9%)
#	A. Hiestad Holding AG	1,426	3,474,939
*	Actelion, Ltd.	174,506	7,971,615
#	AFG Arbonia-Forster Holding AG	4,799	1,673,484
	Allreal Holding AG	32,721	3,775,638
	Also Holding AG	16,678	1,027,612
*	Ascom Holding AG	92,504	1,006,741
	Bachem Holdings AG	26,438	2,234,795
	Baloise-Holding AG	6,000	589,626
	Bank Coop AG	31,715	2,203,193
	Bank Sarasin & Cie Series B	1,778	8,416,548
	Banque Cantonale de Geneve	4,141	1,032,498
	Banque Cantonale du Jura	4,500	234,779
	Banque Cantonale Vaudoise	9,267	4,113,740
	Banque Privee Edmond de Rothschild SA	161	6,206,403
	Barry Callebaut AG	8,822	6,683,782
	Basellandschaftliche Kantonalbank	600	516,764
*	Basilea Pharmaceutica AG	2,629	511,442
	Basler Kantonalbank	5,250	533,714
	Belimo Holdings AG	1,884	2,140,772
	Bellevue Group AG	27,315	2,090,735
	Berner Kantonalbank	25,110	4,737,791
	Bobst Group AG	36,682	2,618,023
	Bossard Holding AG	8,467	653,380
	Bucher Industries AG	33,489	7,763,988

	Calida Holding AG	396	229,309
*	Card Guard AG	32,013	168,610
	Carlo Gavazzi Holding AG	1,065	233,093
	Charles Voegele Holding AG	29,471	2,399,960
	Clariant AG	779,419	7,195,824
	Compagnie Financiere Tradition	5,202	935,249
	Conzzeta Holdings AG	1,415	3,467,995
	Crealogix Holding AG	3,388	252,327
	Daetwyler Holding AG	34,800	2,334,455
*	Dufry Group	3,264	362,884
	Edipresse SA	1,572	654,401
	Eichhof Holding AG	458	875,914
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,224,161
	ELMA Electronic AG	472	323,344
	Emmi AG	13,638	1,807,349
	Ems-Chemie Holding AG	27,759	4,103,560
	Energiedienst Holding AG	8,265	4,803,163
	Feintol International Holding AG	1,601	558,142
	Flughafen Zuerich AG	13,445	5,450,567
	Forbo Holding AG	5,990	3,694,575
	Fuchs Petrolub AG	19,809	1,752,440
	Galenica Holding AG	15,736	6,813,779
	George Fisher AG	11,318	6,963,396
	Golay-Buchel Holding SA	40	82,958
	Gurit Holding AG	1,326	1,315,803
	Helvetia Holding AG	12,833	4,611,241
	Hexagon AB	81,720	1,712,116
	Implenia AG	49,554	1,522,733
	Industrieholding Cham AG	1,704	666,018
	Interroll-Holding SA	2,475	1,273,806
	Intershop Holding AG	3,444	963,647
	Jelmoli Holding AG (4382641)	1,521	3,621,533
	Jelmoli Holding AG (4382652)	2,835	1,335,059
	Kaba Holding AG	10,381	3,247,419
*	Kardex AG	17,985	977,336
	Komax Holding AG	9,005	1,437,306
#	Kudelski SA	106,944	2,106,763
	Kuoni Reisen Holding AG	13,594	7,073,111
	Lem Holdings SA	3,651	1,035,140
*	Logitech International SA	238,219	8,699,920
	Lonza Group AG	111,817	13,523,263
	Luzerner Kantonalbank	18,593	4,317,300
	Medisize Holding AG	13,260	932,372
	Metraux Services Holdings SA	1,853	325,999
*	Micronas Semiconductor Holding AG	78,808	788,006
*	Mikron Holding AG	43,452	479,361
	Mobilezone Holding AG	115,610	789,388
	Orell Fuessli Holding AG	5,076	930,785
*	Parco Industriale e Immobiliare SA	600	1,855
	Phoenix Mecano AG	3,041	1,422,134
	PSP Swiss Property AG	145,325	7,320,840
	PubliGroupe SA	6,325	2,047,419

	Rieters Holdings AG	15,690	6,924,794
	Romande Energie Holding SA	2,839	5,238,518
* #	Schaffner Holding AG	1,830	423,506
#	Schulthess Group AG	14,570	1,737,006
	Schweiter Technology AG	4,193	1,314,337
	Schweizerhall Holding AG	8,648	1,252,431
	Schweizerische National Versicherungs Gesellschaft	1,881	1,469,094
	SEZ Holding AG	53,128	1,804,805
	SIA Abrasives Holding AG	2,381	842,649
	Siegfried Holding AG	8,560	1,463,467
*	Sihl	150	397
	Sika AG	5,345	10,028,805
	Societa Elettrica Sopracenerina SA	2,409	584,814
	Societe Generale d’Affichage	5,872	1,298,199
	St. Galler Kantonalbank	9,217	4,069,594
	Straumann Holding AG	9,972	2,737,454
	Sulzer AG	10,814	15,902,599
	Swiss Prime Site AG	79,934	4,069,226
* #	Swisslog Holding AG	798,972	1,132,951
	Swissquote Group Holding SA	41,220	2,290,144
	Tamedia AG	15,322	1,997,749
	Tecan Group AG	40,139	2,410,591
*	Temenos Group AG	152,630	3,755,186
*	Tornos SA	38,028	582,135
*	UMS Schweizerische Metallwerke Holding AG	17,585	428,467
	Valartis Group AG	10,374	758,935
	Valiant Holding AG	59,231	9,272,559
	Valora Holding AG	12,004	2,906,565
	Vaudoise Assurances Holdings SA	3,233	506,830
	Villars Holding SA	150	77,905
*	Von Roll Holding AG	379,814	2,885,560
	Vontobel Holdings AG	97,572	4,703,761
	Walliser Kantonalbank	1,457	627,273
	WMH Walter Meier Holding AG	4,878	1,082,680
* #	Ypsomed Holdings AG	2,419	198,299
	Zehnder Holding AG	786	1,303,086
	Zueblin Immobilien Holding AG	78,908	696,890
	Zuger Kantonalbank	630	1,872,321
TOTAL COMMON STOCKS			307,028,712

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,796,921

TOTAL — SWITZERLAND			308,825,633

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/02/08 (Collateralized by $34,350,000 FHLMC 5.875%, 05/15/16, valued at $24,203,359) to be repurchased at $23,848,550	$23,843	23,843,000

SECURITIES LENDING COLLATERAL — (14.6%)
@	Repurchase Agreement, Barclays Capital Inc. 4.75%, 01/02/08 (Collateralized by $70,459,000 FHLMC 5.125%, 10/23/12 & FNMA 6.625%, 11/15/10, valued at $76,500,676) to be repurchased at $75,019,792	75,000	75,000,000
@	Repurchase Agreement, BNP Paribas Securities 4.75%, 01/02/08 (Collateralized by $50,423,570 FHLMC 5.786%(r), 11/01/37 & FNMA 5.561%(r), 10/01/37, valued at $51,000,000) to be repurchased at $50,013,194	50,000	50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $330,046,849 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 01/01/21 to 01/01/38, FNMA STRIP 5.000%, 08/01/34 & 5.500%, 01/01/33, & FNMA STRIP Principal Only 0.000%, maturities ranging from 12/01/32 to 07/01/37, valued at $137,719,797) to be repurchased at $135,055,038	135,019	135,019,408
@	Repurhcase Agreement, Merrill Lynch 4.60%, 01/02/08 (Collateralized by $181,404,549 FNMA 4.500%, 12/01/19 & 4.500%, 09/01/23, valued at $117,730,331) to be repurchased at $115,448,897	115,419	115,419,401
TOTAL SECURITIES LENDING COLLATERAL			375,438,809

TOTAL INVESTMENTS - (100.0%) (Cost $1,788,043,293)			$2,575,908,902

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (86.9%)
Consumer Discretionary — (8.5%)
#	Astral Media, Inc. Class A	67,400	$3,182,370
*	Azure Dynamics Corp.	256,850	98,894
# *	Ballard Power Systems, Inc.	116,900	618,287
	BMTC Group, Inc.	20,500	471,503
*	CanWest Global Communications Corp.	78,800	567,676
*	Coastal Contacts, Inc.	99,900	115,392
	Cogeco Cable, Inc.	23,400	1,133,547
#	Corus Entertainment, Inc. Class B	53,300	2,625,711
	Dorel Industries, Inc. Class B	37,000	1,080,815
	easyhome, Ltd.	1,800	36,339
*	Forzani Group, Ltd. Class A	49,100	832,802
*	Glacier Ventures International Corp.	55,800	259,509
*	Glentel, Inc.	2,700	31,050
*	Great Canadian Gaming Corp.	82,200	1,291,780
*	Kangaroo Media, Inc.	17,900	10,519
	Le Chateau, Inc.	33,200	489,447
	Leon’s Furniture, Ltd.	76,200	995,977
	Linamar Corp.	73,800	1,524,679
*	Mad Catz Interactive, Inc.	70,200	82,509
*	Martinrea International, Inc.	80,800	1,000,432
*	MDC Partners, Inc. Class A	40,300	394,037
# *	MEGA Brands, Inc.	31,100	195,370
#	Reitmans Canada, Ltd.	68,000	1,331,820
*	RONA, Inc.	155,100	2,679,421
#	Torstar Corp. Class B	72,900	1,381,994
	TVA Group, Inc. Class B	5,500	80,916
	Uni-Select, Inc.	28,200	897,760
	Wescast Industries, Inc.	9,900	90,178
*	West 49, Inc.	45,700	43,063
*	Westport Innovations, Inc.	135,600	391,570
Total Consumer Discretionary			23,935,367

Consumer Staples — (3.4%)
	Canada Bread Co., Ltd.	4,800	335,579
*	CoolBrands International, Inc.	38,200	34,835
	Corby Distilleries, Ltd.	17,500	425,553
*	Cott Corp.	43,900	294,016
*	Fishery Products International, Ltd.	7,300	118,344
	Maple Leaf Foods, Inc.	86,400	1,300,005

#	Rothmans, Inc.	90,300	2,321,203
*	Saskatchewan Wheat Pool, Inc.	271,300	3,664,247
# *	SunOpta, Inc.	76,100	1,021,658
Total Consumer Staples			9,515,440

Energy — (19.2%)
*	Accrete Energy, Inc.	17,400	87,093
	Akita Drilling, Ltd.	20,300	234,274
*	Alberta Clipper Energy, Inc.	32,800	64,141
*	Anderson Energy, Ltd.	141,700	413,492
*	Antrim Energy, Inc.	114,700	557,840
*	Arawak Energy Corp.	211,200	524,282
*	Aurora Energy Resources, Inc.	76,600	1,050,102
*	Bankers Petroleum, Ltd.	574,600	506,512
*	Berens Energy, Ltd.	107,900	67,783
*	Birch Mountain Resources, Ltd.	21,051	14,504
*	Birchcliff Energy, Ltd.	109,000	807,326
*	Bow Valley Energy, Ltd.	116,500	743,655
*	Breaker Energy, Ltd.	45,000	273,570
*	Bulldog Resouces, Inc.	33,100	244,825
*	Burmis Energy, Inc.	61,200	105,416
#	Calfrac Well Services, Ltd.	29,900	533,804
*	Calvalley Petroleum, Inc.	106,800	687,147
# *	Canadian Superior Energy, Inc.	165,800	488,858
*	Candax Energy, Inc.	237,900	219,351
# *	Canyon Services Group, Inc.	16,600	37,844
*	Caspian Energy, Inc.	37,500	12,539
*	CE Franklin, Ltd.	11,200	73,876
*	Celtic Exploration, Ltd.	46,500	527,686
	CHC Helicopter Corp. Class A	24,000	617,904
*	Cinch Energy Corp.	72,400	63,821
*	Coalcorp Mining, Inc.	109,771	236,904
*	Comaplex Minerals Corp.	22,100	130,323
*	Compton Petroleum Corp.	121,400	1,124,268
# *	Connacher Oil & Gas, Ltd.	273,500	1,047,500
*	Cordero Energy, Inc.	40,700	134,436
*	Corridor Resources, Inc.	89,300	799,850
*	Crew Energy, Inc.	55,800	408,768
*	Cyries Energy, Inc.	55,500	379,016
*	Delphi Energy Corp.	96,200	178,374
# *	Denison Mines Corp.	247,500	2,224,353
*	Duvernay Oil Corp.	61,900	1,820,717
*	Ember Resources, Inc.	22,500	27,129
*	Endev Energy, Inc.	34,700	26,721
#	Ensign Energy Services, Inc.	164,500	2,543,462
*	ExAlta Energy, Inc.	21,500	39,212
# *	First Calgary Petroleums, Ltd. Class A	336,500	985,344
*	Galleon Energy, Inc. Class A	80,500	1,263,433
*	Gentry Resources, Ltd.	55,500	128,775
*	Great Plains Exploration, Inc.	21,100	16,034
# *	Grey Wolf Exploration, Inc.	39,800	67,748
# *	Heritage Oil Corp.	22,900	1,217,683

*	Highpine Oil & Gas, Ltd.	69,200	698,345
*	Iteration Energy, Ltd.	84,800	408,126
# *	Ivanhoe Energy, Inc.	279,000	438,168
*	Kereco Energy, Ltd.	60,100	238,098
*	Mahalo Energy, Ltd.	76,000	196,362
*	Midnight Oil Exploration, Ltd.	17,400	19,040
*	Nuvista Energy, Ltd.	64,600	855,486
*	Oilexco, Inc.	147,400	1,974,394
*	Open Range Energy Corp.	12,800	36,444
*	Pacific Stratus Energy, Ltd.	58,109	721,836
*	Paramount Resources, Ltd. Class A	43,800	611,101
	Pason Systems, Inc.	76,800	971,915
*	Peerless Energy, Inc.	66,900	379,594
*	Petrobank Energy & Resources, Ltd.	67,000	3,961,143
*	Petrolifera Petroleum, Ltd.	45,600	456,023
*	ProEx Energy, Ltd.	57,100	684,425
*	ProspEx Resouces, Ltd.	59,600	181,164
	Pulse Data, Inc.	55,900	152,926
*	Pure Energy Services, Ltd.	4,900	19,859
*	Questerre Energy Corp.	16,000	12,321
*	Rider Resources, Ltd.	58,700	208,761
*	Rock Energy, Inc.	12,200	29,791
*	Rockyview Energy, Inc.	13,600	43,131
	Savanna Energy Services Corp.	71,800	1,171,265
*	Saxon Energy Services, Inc.	117,900	609,241
	ShawCor, Ltd.	74,900	2,681,966
*	Storm Exploration, Inc.	51,300	462,607
*	Synenco Energy, Inc.	78,400	674,417
*	Technicoil Corp.	86,200	39,303
*	Tesco Corp.	40,900	1,185,207
*	Titan Exploration, Ltd.	41,000	124,626
*	Transglobe Energy Corp.	71,200	364,314
#	Trican Well Service, Ltd.	159,100	3,111,232
*	TriStar Oil and Gas, Ltd.	11,738	149,141
*	Turnkey E&P, Inc.	22,200	125,964
*	TUSK Energy Corp.	109,900	158,121
*	UEX Corp.	187,300	1,252,525
*	Ur-Energy, Inc.	95,200	333,747
*	UTS Energy Corp.	609,300	3,339,899
*	Verenex Energy, Inc.	32,600	280,764
*	Vero Energy, Inc.	37,600	220,964
*	Wenzel Downhole Tools, Ltd.	21,200	17,184
*	West Energy, Ltd.	94,500	220,224
*	Xtreme Coil Drilling Corp.	40,100	322,604
*	ZCL Composite, Inc.	30,400	332,661
Total Energy			54,234,124

Financials — (4.7%)
#	AGF Management, Ltd. Class B	13,900	411,388
	Canaccord Capital, Inc.	49,600	768,914
	Canadian Western Bank	71,100	2,258,458
	Clairvest Group, Inc.	1,900	28,107

*	Dundee Corp. Class A	75,200	1,451,502
	DundeeWealth, Inc.	51,100	929,891
	EGI Financial Holdings, Inc.	10,550	149,760
	Equitable Group, Inc.	17,100	498,125
	Gluskin Shef & Associates, Inc.	8,900	239,870
	Home Capital Group, Inc.	39,900	1,693,916
	Kingsway Financial Services, Inc.	74,800	909,469
	Laurentian Bank of Canada	33,700	1,130,219
	Northbridge Financial Corp.	30,300	1,135,924
*	Pacific and Western Credit Corp.	6,500	52,688
	Quest Capital Corp.	313,300	857,095
#	Rentcash, Inc.	21,600	94,108
	Sceptre Invesment Counsel, Ltd.	15,600	164,069
#	Western Financial Group, Inc.	56,400	300,587
	Xceed Mortgage Corp.	32,800	89,731
Total Financials			13,163,821

Health Care — (5.4%)
*	Adherex Technologies, Inc.	49,000	12,908
# *	AEterna Zentaris, Inc.	28,700	44,201
*	Akela Pharma, Inc.	19,338	64,659
*	Ambrilia Biopharma, Inc.	13,200	16,049
*	Angiotech Pharmaceuticals, Inc.	174,200	605,407
*	Aspreva Pharmaceuticals Corp.	37,800	987,752
*	Axcan Pharma, Inc.	69,700	1,613,704
# *	BioMS Medical Corp.	153,900	606,587
*	Bioniche Life Sciences, Inc.	54,400	49,607
	Biovail Corp.	123,400	1,671,673
*	Cangene Corp.	86,600	613,338
*	Cardiome Pharma Corp.	82,800	746,664
*	Conjuchem Biotechnologies, Inc.	39,000	5,137
*	CryoCath Technologies, Inc.	59,200	299,914
*	DiagnoCure, Inc.	20,800	43,204
*	Draxis Health, Inc.	57,400	236,707
# *	Imaging Dynamics Co., Ltd.	85,300	51,857
*	Isotechnika, Inc.	170,000	177,415
# *	Labopharm, Inc.	26,000	27,134
*	MDS, Inc.	165,000	3,204,874
*	Medicure, Inc.	150,100	153,606
*	Microbix Biosystems, Inc.	27,900	38,163
*	Migenix, Inc.	2,000	729
# *	Neurochem, Inc.	15,700	34,997
*	Novadaq Technologies, Inc.	10,600	64,226
*	Oncolytics Biotech, Inc.	47,400	81,645
*	Oncothyreon, Inc.	9,650	21,616
*	Ondine Biopharma Corp.	60,500	60,687
*	Paladin Labs, Inc.	22,600	237,003
*	Parkbridge Lifestyles Communities, Inc.	29,300	189,999
*	Patheon, Inc.	95,700	302,532
*	ProMetic Life Sciences, Inc.	359,700	211,385
*	QLT, Inc.	75,900	336,838
# *	Resverlogix Corp.	30,200	446,750

*	SemBioSys Genetics, Inc.	17,200	40,083
*	SXC Health Solutions Corp.	32,900	485,358
*	Theratechnologies, Inc.	73,700	812,459
# *	TLC Vision Corp.	57,100	198,443
*	Transition Therapeutics, Inc.	30,233	346,150
*	TSO3, Inc.	78,200	206,008
*	Vasogen, Inc.	12,500	32,296
*	ViRexx Medical Corp.	28,700	2,617
Total Health Care			15,382,381

Industrials — (10.1%)
	Aecon Group, Inc.	43,100	1,006,591
*	Alexco Resource Corp.	49,700	269,411
# *	ATS Automation Tooling System, Inc.	135,920	714,752
*	Avcorp Industries, Inc.	24,100	31,744
	Buhler Industries, Inc.	1,468	9,066
*	Carmanah Technologies Corp.	12,200	14,710
*	Ceramic Protection Corp.	8,700	52,009
#	Clarke, Inc.	56,600	431,260
*	Commercial Solutions, Inc.	4,100	11,424
*	Discovery Air, Inc. Class A	192,600	273,205
	Evertz Technologies, Ltd.	53,200	1,597,698
	Exco Technologies, Ltd.	8,500	33,933
*	Flint Energy Services, Ltd.	30,900	566,059
# *	Garda World Security Corp. Class A	35,000	545,418
*	GBS Gold International, Inc.	75,500	99,448
*	GLV, Inc.	4,800	59,626
*	Heroux-Devtek, Inc.	45,400	446,203
*	Hydrogenics Corp.	153,830	146,512
*	Intermap Technologies, Ltd.	57,200	608,541
*	Magellan Aerospace Corp.	138,200	189,037
	Marsulex, Inc.	32,000	469,811
	Methanex Corp.	127,400	3,536,917
*	Northstar Aerospace, Inc.	6,700	32,110
# *	Peregrine Diamonds, Ltd.	25,300	16,662
# *	Quebecor World, Inc.	74,800	136,420
	Richelieu Hardware, Ltd.	32,500	795,582
	Ritchie Brothers Auctioneers, Inc.	39,400	3,289,488
*	Royal Laser Corp.	138,300	98,090
#	Russel Metals, Inc.	83,600	2,163,376
*	Silver Standard Resources, Inc.	62,792	2,309,488
*	Stantec, Inc.	58,800	2,333,650
*	The Churchill Corp.	21,100	481,027
#	Toromont Industries, Ltd.	88,400	2,550,026
	Transat A.T., Inc. Class A	2,400	84,989
	Transcontinental, Inc. Class A	89,800	1,432,141
# *	Uranium Participation Corp.	85,200	907,292
*	Vector Aerospace Corp.	41,200	171,154
*	Vitran Corp., Inc.	18,400	267,345
*	West Timmins Mining, Inc.	158,900	144,901
*	Xantrex Technology, Inc.	36,000	335,944
Total Industrials			28,663,060

Information Technology — (6.2%)
*	20-20 Technologies, Inc.	20,200	134,571
*	Aastra Technologies, Ltd.	21,300	736,150
*	Absolute Software Corp.	25,300	940,275
*	AXIA NetMedia Corp.	79,600	256,475
*	Belzberg Techologies, Inc.	18,000	98,668
	Calian Technologies, Ltd.	400	5,370
*	Celestica, Inc.	267,656	1,564,796
*	Certicom Corp.	18,200	29,136
*	COM DEV International, Ltd.	89,500	329,181
	Computer Modelling Group, Ltd.	9,300	132,864
*	Constellation Software, Inc.	11,100	283,868
*	Dalsa Corp.	24,500	211,004
*	Divestco, Inc.	49,500	125,888
*	Emergis, Inc.	96,500	802,741
	Enghouse Systems, Ltd.	24,050	183,978
*	Exfo Electro-Optical Engineering, Inc.	47,900	240,240
*	Gemcom Software International, Inc.	64,200	153,515
	Gennum Corp.	41,700	447,865
*	Hemisphere GPS, Inc.	62,400	228,875
*	International Datacasting Corp.	56,000	43,690
*	Intrinsyc Software International, Inc.	80,700	75,226
# *	Kaboose, Inc.	133,200	346,850
*	MacDonald Dettweiler & Associates, Ltd.	42,600	1,803,362
*	March Networks Corp.	23,900	247,246
*	Matrikon, Inc.	17,300	42,069
*	Miranda Technologies, Inc.	31,000	355,089
	MKS, Inc.	22,600	31,371
	Mosaid Technologies, Inc.	17,000	315,730
*	Nurun, Inc.	9,600	45,230
# *	Open Text Corp.	66,900	2,108,101
# *	Points International, Ltd.	145,700	606,745
*	Q9 Networks, Inc.	26,900	364,136
	Quebecor, Inc. Class B	56,300	2,039,338
*	RDM Corp.	27,400	73,570
*	Sierra Wireless, Inc.	40,400	604,189
*	SIRIT, Inc.	108,500	29,133
	Softchoice Corp.	23,230	548,887
*	The Descartes Systems Group, Ltd.	78,000	328,770
*	Tundra Semiconductor Corp.	30,750	155,783
*	Vecima Network, Inc.	19,600	158,873
*	Webtech Wireless, Inc.	48,000	143,472
*	Wi-LAN, Inc.	74,000	191,945
# *	Zarlink Semiconductor, Inc.	129,900	97,397
Total Information Technology			17,661,662

Materials — (28.3%)
# *	Adanac Molybdenum Corp.	95,600	94,927
*	Alamos Gold, Inc.	90,500	499,747
*	Allen-Vanguard Corp.	111,700	604,365
*	Almaden Minerals, Ltd.	43,800	110,504

*	Altius Minerals Corp.	32,800	957,131
	Amerigo Resources, Ltd.	116,565	271,644
*	Anvil Mining, Ltd.	78,340	1,209,688
*	Apollo Gold Corp.	19,512	11,862
*	Aquiline Resources, Inc.	62,400	578,510
*	Atna Resource, Ltd.	74,447	114,656
*	Atrium Innovations, Inc.	18,800	395,258
# *	Augusta Resource Corp.	99,000	435,341
*	Aurelian Resources, Inc.	148,080	1,149,291
*	Aurizon Mines, Ltd.	201,000	771,863
*	Baffinland Iron Mines Corp.	92,610	422,255
# *	Baja Mining Corp.	150,900	278,269
*	Breakwater Resources, Ltd.	521,600	909,015
*	Caledonia Mining Corp.	99,500	11,594
*	Campbell Resources, Inc.	94,387	11,954
*	Canadian Gold Hunter, Corp.	67,302	94,787
*	Canadian Royalties, Inc.	109,880	310,619
*	Canadian Zinc Corp.	116,700	88,682
	Canam Group, Inc. Class A	49,900	715,421
*	Candente Resource Corp.	82,765	157,656
*	Canfor Corp.	124,600	1,113,503
# *	Capstone Mining Corp.	118,145	336,377
*	Cardero Resource Corp.	53,400	89,275
*	Carpathian Gold, Inc.	143,472	68,323
	Cascades, Inc.	93,500	799,574
*	Catalyst Paper Corp.	180,800	280,282
	CCL Industries, Inc. Class B	34,400	1,347,489
*	Chariot Resouces, Ltd.	361,300	325,809
*	Claude Resources, Inc.	107,300	151,119
*	Crew Gold Corp.	22,300	37,507
# *	Crystallex International Corp.	278,525	632,145
*	Dundee Precious Metals, Inc.	80,154	586,364
*	Dynacor Gold Mines, Inc.	7,604	3,082
*	Eastern Platinum, Ltd.	891,590	2,583,664
*	Eastmain Resources, Inc.	29,014	21,166
*	Eldorado Gold Corp.	455,795	2,669,330
# *	Endeavour Silver Corp.	49,300	189,817
*	Entree Gold, Inc.	101,200	257,371
*	Equinox Minerals, Ltd.	672,690	3,748,716
*	Erdene Gold, Inc.	67,689	76,128
*	Etruscan Resources, Inc.	86,975	195,638
*	Euro Goldfields, Ltd.	224,600	1,228,877
*	Far West Mining, Ltd.	55,020	216,858
*	Farallon Resources, Ltd.	340,500	241,502
# *	First Nickel, Inc.	135,300	87,737
*	FNX Mining Co., Inc.	39,806	1,220,053
*	Formation Capital Corp.	226,500	137,697
*	Forsys Metals Corp.	78,400	270,879
*	Fortune Minerals, Ltd.	43,170	87,919
*	Fraser Papers, Inc.	39,800	108,074
*	Fronteer Development Group, Inc.	109,500	1,105,041
*	Frontera Copper Corp.	74,500	460,459

# *	Glencairn Gold Corp.	25,500	30,488
*	Globestar Mining Corp.	99,006	184,580
# *	Globex Mining Enterprises, Inc.	3,100	9,894
*	Gold Eagle Mines, Ltd.	116,000	969,654
*	Golden Peaks Resources	5,500	9,752
*	Golden Star Resources, Ltd.	310,900	976,534
# *	Grande Cache Coal Corp.	88,200	102,771
# *	Great Basin Gold, Ltd.	266,290	709,603
*	Great Panther Resources, Inc.	61,810	80,789
*	Greystar Resources, Ltd.	48,187	307,592
*	Guyana Goldfields, Inc.	52,352	382,979
*	Hanfeng Evergreen, Inc.	66,000	976,341
#	Harry Winston Diamond Corp.	75,100	2,469,218
*	High River Gold Mines, Ltd.	383,120	1,086,920
*	HudBay Minerals, Inc.	165,700	3,275,553
	IAMGOLD Corp.	404,500	3,299,281
*	Imperial Metals Corp.	38,190	437,640
# *	Inter-Citic Minerals, Inc.	62,337	122,533
*	International Forest Products, Ltd. Series A	74,500	455,930
	International Royalty Corp.	91,980	504,191
*	Intertape Polymer Group, Inc.	27,000	83,986
*	Ivernia, Inc.	187,060	327,893
*	Jinshan Gold Mines, Inc.	183,200	508,605
*	Kirkland Lake Gold, Inc.	67,380	844,511
*	La Mancha Resources, Inc.	11,000	4,793
*	Lake Shore Gold Corp.	129,600	229,799
# *	Laramide Resources, Ltd.	60,700	389,927
*	Linear Gold Corp.	14,200	33,955
*	Major Drilling Group International, Inc.	30,400	1,928,203
*	Malaga, Inc.	65,000	22,063
# *	MDN, Inc.	100,780	92,922
# *	Mega Uranium, Ltd.	126,500	435,787
*	Metallic Ventures Gold, Inc.	12,200	27,195
*	Migao Corp.	43,900	515,084
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	13,900	9,859
*	Minco Silver Corp.	20,800	62,804
*	Miramar Mining Corp.	203,970	1,287,535
*	Neo Material Technologies, Inc.	114,200	580,864
	Norbord, Inc.	124,100	1,005,927
# *	North American Palladium, Ltd.	43,110	158,995
*	Northern Peru Copper Corp.	30,400	420,755
*	Northgate Minerals Corp.	226,500	677,010
#	Nova Chemicals Corp.	67,600	2,204,132
*	Nuinsco Resources, Ltd.	19,000	5,583
*	Olympus Pacific Minerals, Inc.	82,500	37,616
*	Orvana Minerals, Corp.	55,800	41,838
*	Pacific Rim Mining Corp.	87,332	96,451
*	Pan Amer Silver Corp.	93,500	3,289,245
*	Pelangio Mines, Inc.	83,100	229,021
# *	Petaquilla Minerals, Ltd.	101,680	328,648
*	Platinum Group Metals Ltd.	68,487	274,795

*	PolyMet Mining Corp.	144,077	472,982
*	Qgx, Ltd.	52,800	159,959
# *	Quadra Mining, Ltd.	74,150	1,321,545
*	Queenston Mining, Inc.	60,296	186,334
*	Redcorp Ventures, Ltd.	110,500	29,670
*	Resin Systems, Inc.	172,880	271,507
*	Richmont Mines, Inc.	22,200	70,630
# *	Rubicon Minerals Corp.	170,600	254,098
	Samuel Manu-Tech, Inc.	16,400	175,972
*	Scandinavian Minerals, Ltd.	25,230	198,118
# *	Scorpio Minining Corp.	72,100	103,736
*	SEMAFO, Inc.	220,065	225,205
*	Shore Gold, Inc.	200,900	938,395
	Silvercorp Metals, Inc.	189,600	1,801,964
*	Skye Resources, Inc.	53,430	419,558
*	St. Andrew Goldfields, Ltd.	14,185	7,617
*	Starfield Resources, Inc.	329,815	380,961
	Stella-Jones, Inc.	14,300	594,052
*	Stornoway Diamond Corp.	231,500	150,119
*	Suramina Resources, Inc.	5,700	7,508
*	Tanzanian Royalty Exploration Corp.	106,913	717,122
*	Taseko Mines, Ltd.	152,000	776,209
# *	Teal Exploration & Mining, Inc.	40,945	190,423
# *	Tembec, Inc.	58,300	21,561
*	Thompson Creek Metals Company, Inc.	138,700	2,387,672
*	Timminco, Ltd.	111,100	2,470,890
*	Tiomin Resources, Inc.	199,455	17,178
*	TVI Pacific, Inc.	169,346	24,022
# *	Vaaldiam Resources, Ltd.	55,900	30,019
*	Wesdome Gold Mines, Ltd.	30,600	40,926
#	West Fraser Timber Co., Ltd.	45,500	1,617,245
*	Western Canadian Coal Corp.	113,108	174,197
	Winpak, Ltd.	32,000	234,743
	Yamana Gold, Inc.	1	6
*	Yukon-Nevada Gold Corp.	149,500	213,582
Total Materials			80,116,583

Other — (0.0%)
*	Fraser Papers, Inc.	39,800	202

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	126,450

Utilities — (1.1%)
*	BioteQ Environmental Technologies, Inc.	71,700	297,857
*	Boralex, Inc. Class A	41,000	716,602
*	Canadian Hydro Developers, Inc.	152,800	990,851
#	Emera, Inc.	36,400	809,176
*	MAXIM Power Corp.	51,200	331,494
	Pacific Northern Gas, Ltd.	3,800	72,192
Total Utilities			3,218,172

TOTAL COMMON STOCKS			246,017,262

RIGHTS/WARRANTS — (0.0%)
* Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	$6,668

	Face
	Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.19%, 01/02/08 (Collateralized by $6,985,000 FHLMC 4.000%, 03/01/19, valued at $4,346,319) to be repurchased at $4,283,088	$4,281	4,281,000

SECURITIES LENDING COLLATERAL — (11.6%)
@ Repurchase Agreement, Merrill Lynch 4.60%, 01/02/08 (Collateralized by $1,945,000 FHLMC 5.500%, 02/01/37, valued at $1,839,929) to be repurchased at $1,801,816	1,801	1,801,356
@ Repurhase Agreement, Deutsche Bank Securities 4.75%, 01/02/08 (Collateralized by $33,667,920 FHLMC 5.000%, 10/01/36 & FNMA 5.779%(r), 12/01/36 & 5.894%(r), 03/01/37, valued at $31,584,903) to be repurchased at $30,973,762	30,966	30,965,591
TOTAL SECURITIES LENDING COLLATERAL		32,766,947

TOTAL INVESTMENTS - (100.0%) (Cost $281,109,974)		$283,071,877

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (75.3%)
Consumer Discretionary — (17.6%)
#	ABILIT Corp.	110,900	$255,840
#	Aeon Fantasy Co., Ltd.	62,032	1,556,885
	Ahresty Corp.	77,200	1,269,257
#	Ai Holdings Corp.	187,600	1,205,840
	Aichi Machine Industry Co., Ltd.	292,000	649,085
	Aigan Co., Ltd.	63,200	406,729
	Aisan Industry Co., Ltd.	191,300	2,398,207
#	Akebono Brake Industry Co., Ltd.	386,000	2,768,373
#	Akindo Sushiro Co., Ltd.	18,400	533,967
#	Alpha Corp.	31,700	591,759
	Alpine Electronics, Inc.	237,300	4,028,660
#	Amiyaki Tei Co., Ltd.	245	575,003
#	Amuse, Inc.	25,000	479,612
#	Anrakutei Co., Ltd.	50,000	330,435
#	AOI Advertising Promotion, Inc.	39,000	228,141
	AOKI Holdings, Inc.	166,900	3,206,595
	Araya Industrial Co., Ltd.	209,000	536,296
#	Arealink Co., Ltd.	3,000	1,277,978
# *	Asahi Tec Corp.	854,000	840,943
	Ashimori Industry Co., Ltd.	182,000	346,960
#	Asti Corp.	50,000	172,573
# *	Atom Corp.	133,200	503,379
	Atsugi Co., Ltd.	719,000	968,362
	Aucnet, Inc.	31,600	564,070
	Autobacs Seven Co., Ltd.	33,400	717,821
#	Avex Group Holdings, Inc.	155,500	2,117,851
*	Banners Co., Ltd.	86,000	27,809
#	Belluna Co., Ltd.	194,060	1,578,461
#	Best Denki Co., Ltd.	280,500	2,180,588
#	Bookoff Corp.	65,000	431,694
#	Calsonic Kansei Corp.	458,000	2,595,259
	Catena Corp.	92,000	187,884
#	Chiyoda Co., Ltd.	145,000	2,446,943
	Chofu Seisakusho Co., Ltd.	127,700	2,092,879
*	Chori Co., Ltd.	597,000	642,497
	Chuo Corp.	81,000	233,662
	Chuo Spring Co., Ltd.	210,000	784,096
	Circle K Sunkus Co., Ltd.	64,100	939,999
#	Clarion Co., Ltd.	933,000	2,027,207
#	Cleanup Corp.	160,000	1,137,256
#	Colowide Co., Ltd.	205,450	952,021
# *	Columbia Music Entertainment, Inc.	477,000	355,348
	Corona Corp.	101,200	1,410,323
	Cross Plus, Inc.	22,000	261,154

1

#	Culture Convenience Club Co., Ltd.	463,900	3,045,607
#	Cybozu, Inc.	1,538	591,269
	D&M Holdings, Inc.	314,000	1,237,719
	Daido Kogyo Co., Ltd.	145,000	406,319
#	Daido Metal Co., Ltd.	147,000	757,762
#	Daidoh, Ltd.	129,000	1,700,854
	Daifuku Co., Ltd.	93,000	1,311,722
#	Daikoku Denki Co., Ltd.	50,700	603,590
#	Daikyo, Inc.	283,236	815,315
	Daimaruenawin Co., Ltd	400	2,439
	Dainichi Co., Ltd.	59,200	507,617
	Daisyo Corp.	74,200	1,025,834
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	81,144
#	Daiwa Seiko, Inc.	444,000	876,420
#	Daiwabo Co., Ltd.	478,000	1,229,089
	DCM Japan Holdings Co., Ltd.	95,800	712,923
#	Descente, Ltd.	270,000	1,422,687
# *	DIA Kensetsu Co., Ltd.	284,800	109,195
#	Don Quijote Co., Ltd.	57,900	1,237,190
#	Doshisha Co., Ltd.	66,600	1,166,105
# *	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	2,910,808
	Dynic Corp.	127,000	283,770
#	Eagle Industry Co., Ltd.	170,000	2,438,712
# *	Econach Co., Ltd.	177,000	145,250
	Edion Corp.	89,000	1,111,399
	Eikoh, Inc.	41,800	144,867
	Exedy Corp.	126,600	4,375,292
#	Ezaki Glico Co., Ltd.	89,000	932,080
	F&A Aqua Holdings, Inc.	62,238	453,811
	Fine Sinter Co., Ltd.	49,000	195,576
#	Foster Electric Co., Ltd.	84,100	2,453,666
#	France Bed Holdings Co., Ltd.	826,000	1,231,744
#	Fuji Co., Ltd.	120,400	1,968,874
#	Fuji Corp., Ltd.	117,000	452,620
#	Fuji Kiko Co., Ltd.	151,000	347,093
#	Fuji Kyuko Co., Ltd.	378,000	1,430,101
	Fuji Oozx, Inc.	6,000	23,584
# *	Fujibo Holdings, Inc.	332,000	531,204
*	Fujii & Co., Ltd.	44,000	396
	Fujikura Rubber, Ltd.	74,000	384,643
#	Fujita Kanko, Inc.	422,000	3,278,875
	Fujitsu Business Systems, Ltd.	90,900	1,148,761
# *	Fujitsu General, Ltd.	348,000	1,882,171
	Funai Electric Co., Ltd.	10,200	431,242
# *	Furukawa Battery Co., Ltd.	73,000	127,375
	G-7 Holdings, Inc.	29,200	140,341
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	912,152
#	Genki Sushi Co., Ltd.	19,200	222,508
#	GEO Co., Ltd.	762	1,389,639
*	Goldwin, Inc.	175,000	257,752
#	Gourmet Kineya Co., Ltd.	68,000	543,475
# *	GSI Creos Corp.	194,000	189,670
#	Gulliver International Co., Ltd.	36,120	2,707,851
	Gunze, Ltd.	193,000	809,841

2

	Happinet Corp.	37,000	503,752
#	Haruyama Trading Co., Ltd.	49,900	382,996
	Heiwa Corp.	48,100	409,774
	Himaraya Co., Ltd.	38,300	177,541
	HIS Co., Ltd.	118,200	2,295,456
#	Hitachi Powdered Metal Co., Ltd.	97,000	455,559
	Horipro, Inc.	48,200	624,614
	I Metal Technology Co., Ltd.	153,000	319,836
	Ichikawa Co., Ltd.	63,000	224,943
#	Ichikoh Industries, Ltd.	296,000	717,484
#	Image Holdings Co., Ltd.	41,000	160,989
#	Imasen Electric Industrial Co., Ltd.	55,800	912,082
	Imperial Hotel, Ltd.	4,300	203,406
	Impress Holdings, Inc.	1,124	195,389
	Inaba Seisakusho Co., Ltd.	62,400	1,002,229
	Ishizuka Glass Co., Ltd.	109,000	238,898
*	Izuhakone Railway Co., Ltd.	300	14,579
# *	Izutsuya Co., Ltd.	350,000	373,717
# *	J Front Retailing Co., Ltd.	529,077	4,804,380
#	Janome Sewing Machine Co., Ltd.	668,000	656,765
#	Japan Vilene Co., Ltd.	229,000	1,021,305
#	Jeans Mate Corp.	38,208	329,436
	Jidosha Buhin Kogyo Co., Ltd.	67,000	396,414
# *	Joban Kosan Co., Ltd.	226,000	355,754
	Joint Corp.	43,700	1,078,285
#	Joshin Denki Co., Ltd.	201,000	1,647,874
#	Juki Corp.	455,000	3,826,474
	Juntendo Co., Ltd.	35,000	50,164
#	Jyomo Co., Ltd.	186,000	289,252
	Kabuki-Za Co., Ltd.	39,000	1,678,802
#	Kadokawa Holdings, Inc.	94,400	2,859,888
	Kanto Auto Works, Ltd.	243,500	3,298,677
	Kasai Kogyo Co., Ltd.	119,000	367,409
	Kato Sangyo Co., Ltd.	130,700	1,572,764
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	442,197
# *	Kawashima Selkon Textiles Co., Ltd.	289,000	330,122
	Kayaba Industry Co., Ltd.	763,000	4,574,986
	Keihin Corp.	36,200	676,637
#	Keiyo Co., Ltd.	200,400	1,209,936
#	Kentucky Fried Chicken Japan, Ltd.	80,000	1,399,980
#	Kenwood Corp.	1,294,000	1,627,884
#	Kinki Nippon Tourist Co., Ltd.	304,000	628,496
# *	Kinugawa Rubber Industrial Co., Ltd.	203,000	274,251
#	Kisoji Co., Ltd.	89,300	1,722,361
	Koekisha Co., Ltd.	13,600	242,941
#	Kohnan Shoji Co., Ltd.	94,100	1,550,389
#	Kojima Co., Ltd.	130,100	683,318
	Komatsu Seiren Co., Ltd.	148,000	668,278
	Komeri Co., Ltd.	43,700	1,254,743
	Konaka Co., Ltd.	107,760	978,827
# *	Kosugi Sangyo Co., Ltd.	416,000	120,341
	Ku Holdings Co., Ltd.	68,200	261,568
	Kura Corp.	79	176,239
	Kurabo Industries, Ltd.	879,000	2,171,481
	Kuraudia Co., Ltd.	4,800	42,980

3

	Kuroganeya Co., Ltd.	14,000	54,488
	K’s Holdings Corp.	137,572	3,922,106
#	Kyoritsu Maintenance Co., Ltd.	50,960	1,056,360
#	Kyoto Kimono Yuzen Co., Ltd.	572	485,721
	Kyowa Leather Cloth Co., Ltd.	75,400	445,236
# *	Laox Co., Ltd.	206,000	192,149
#	Look, Inc.	102,000	164,371
#	Maezawa Kyuso Industries Co., Ltd.	51,700	912,936
# *	Magara Construction Co., Ltd.	135,000	163,884
# *	Mamiya-Op Co., Ltd.	285,000	275,486
	Marche Corp.	23,000	193,494
#	Mars Engineering Corp.	77,900	1,039,296
	Marubeni Telecom Co., Ltd.	207	145,566
#	Maruei Department Store Co., Ltd.	136,000	406,105
*	Maruishi Holdings Co., Ltd.	214,000	1,926
# *	Maruzen Co., Ltd. (6569583)	329,000	446,274
	Maruzen Co., Ltd. (6573498)	46,000	204,976
#	Matsuya Co., Ltd.	189,000	3,727,680
#	Matsuya Foods Co., Ltd.	66,600	823,807
	Meiwa Industry Co., Ltd.	38,000	102,410
#	Mikuni Corp.	114,000	358,487
# *	Misawa Homes Co., Inc.	128,100	705,479
	Misawa Resort Co., Ltd.	194,000	768,021
	MISUMI Group, Inc.	76,300	1,333,258
	Mitsuba Corp.	155,690	958,209
#	Mitsui Home Co., Ltd.	228,000	999,918
	Miyuki Keori Co., Ltd.	106,000	296,213
	Mizuno Corp.	462,000	2,938,845
#	MOS Food Services, Inc.	113,000	1,523,988
#	MR Max Corp.	127,200	555,149
	Mutow Co., Ltd.	79,400	360,811
# *	Naigai Co., Ltd.	236,000	210,923
#	Nexyz Corp.	3,700	163,313
	Nice Holdings, Inc.	409,000	1,447,364
#	Nichimo Corp.	667,000	406,898
	Nichirei Corp.	369,000	1,538,829
#	Nidec Copal Corp.	202,800	2,871,781
#	Nidec Tosok Corp.	62,600	471,136
#	Nihon Eslead Corp.	53,048	778,260
	Nihon Tokushu Toryo Co., Ltd.	56,000	279,955
#	Nihon Unisys, Ltd.	73,500	1,028,954
	Nikko Travel Co., Ltd.	12,200	51,264
	Nippon Felt Co., Ltd.	69,000	381,287
#	Nippon Piston Ring Co., Ltd.	262,000	440,837
	Nippon Seiki Co., Ltd.	155,000	3,352,133
#	Nishimatsuya Chain Co., Ltd.	228,900	3,224,243
	Nissan Shatai Co., Ltd.	537,000	4,235,617
#	Nissen Holdings Co., Ltd.	213,100	1,356,721
	Nittan Valve Co., Ltd.	85,000	539,463
	Nitto Kako Co., Ltd.	98,000	93,081
	Noritake Co., Ltd.	557,000	2,440,658
#	Noritsu Koki Co., Ltd.	121,100	2,476,173
# *	Omikenshi Co., Ltd.	176,000	113,422
*	Orient Watch Co., Ltd.	12,000	4,428
	Pacific Industrial Co., Ltd.	187,000	863,663

4

#	PanaHome Corp.	546,000	3,732,300
#	Parco Co., Ltd.	285,000	3,786,651
#	Paris Miki, Inc.	191,900	2,530,747
	Piolax, Inc.	45,600	955,165
	Press Kogyo Co., Ltd.	385,000	2,028,585
	Q.P. Corp.	109,900	1,126,106
*	Renown, Inc.	162,800	1,297,498
	Resorttrust, Inc.	178,608	3,764,113
#	Rhythm Watch Co., Ltd.	454,000	608,640
#	Right On Co., Ltd.	103,225	1,231,255
#	Riken Corp.	368,000	2,064,888
#	Ringer Hut Co., Ltd.	76,800	989,050
	Roland Corp.	90,700	2,640,785
#	Round One Corp.	1,227	2,978,597
#	Royal Co., Ltd.	142,000	1,516,355
#	Sagami Chain Co., Ltd.	78,000	808,796
	Sagami Co., Ltd.	80,000	124,219
	Sagami Rubber Industries Co., Ltd.	15,000	45,927
#	Saint Marc Holdings Co., Ltd.	38,300	1,867,623
#	Saizeriya Co., Ltd.	176,900	2,819,889
#	Sakai Ovex Co., Ltd.	205,000	341,431
	Sanden Corp.	499,000	2,704,617
#	Sanei-International Co., Ltd.	61,800	1,390,153
	Sankyo Seiko Co., Ltd.	209,000	530,558
#	Sanoh Industrial Co., Ltd.	118,000	952,719
#	Sanrio Co., Ltd.	291,900	2,582,387
*	Sansui Electric Co., Ltd.	4,135,000	298,561
	Sanyo Housing Nagoya Co., Ltd.	363	441,634
#	Sanyo Shokai, Ltd.	474,000	3,735,687
#	Seiko Holdings Corp.	401,407	1,914,775
#	Seiren Co., Ltd.	221,000	1,843,199
	Senshukai Co., Ltd.	164,000	1,672,993
	Shikibo, Ltd.	421,000	493,546
	Shimachu Co., Ltd.	44,900	1,334,284
	Shinyei Kaisha	96,000	197,966
#	Shiroki Co., Ltd.	310,000	895,927
#	Shobunsha Publications, Inc.	53,500	459,385
#	Shochiku Co., Ltd.	449,000	3,399,733
	Showa Corp.	254,100	2,160,395
# *	Silver Seiko, Ltd.	1,091,000	386,366
	SKY Perfect JSAT Corp.	4,196	1,781,700
	SNT Corp.	96,300	635,337
*	Sofmap Co., Ltd.	43,100	138,498
	Soft99 Corp.	73,400	503,350
# *	Solid Group Holdings Co., Ltd.	710,600	242,510
	Sotoh Co., Ltd.	51,000	557,510
	SPK Corp.	16,800	226,324
#	Suminoe Textile Co., Ltd.	267,000	658,349
	Sumitomo Forestry Co., Ltd.	11,666	84,427
	Suzutan Co., Ltd.	26,200	81,107
# *	SxL Corp.	493,000	316,519
	Tachikawa Corp.	50,800	339,661
#	Tachi-S Co., Ltd.	122,640	942,220
	Takamatsu Corp.	135,500	2,008,654
#	Taka-Q Co., Ltd.	73,500	151,230

5

#	TAKE AND GIVE. NEEDS Co., Ltd.	1,213	179,387
#	Tasaki Shinju Co., Ltd.	116,000	453,854
	Taya Co., Ltd.	5,000	37,626
	TBK Co., Ltd.	90,000	537,259
	TDF Corp.	27,000	72,612
#	Tecmo, Ltd.	79,800	1,079,704
#	Teikoku Piston Ring Co., Ltd.	111,000	1,158,515
	Teikoku Sen-I Co., Ltd.	80,000	305,426
	Telepark Corp.	146	178,405
# *	Ten Allied Co., Ltd.	50,000	170,013
	Tenma Corp.	111,000	1,969,335
#	The Japan General Estate Co., Ltd.	121,900	2,077,557
	The Japan Wool Textile Co., Ltd.	316,000	2,539,912
	Tigers Polymer Corp.	59,000	296,548
	Toabo Corp.	219,000	202,108
	Toei Co., Ltd.	438,000	2,781,528
# *	Tohoku Misawa Homes Co., Ltd.	37,500	124,209
*	Tokai Kanko Co., Ltd.	398,999	225,503
	Tokai Senko K.K., Nagoya	102,000	133,129
# *	Tokyo Dome Corp.	671,000	3,646,612
	Tokyo Kaikan Co., Ltd.	12,000	70,004
	Tokyo Soir Co., Ltd.	49,000	145,289
#	Tokyo Style Co., Ltd.	354,000	3,766,509
#	Tokyotokeiba Co., Ltd.	971,000	2,432,450
#	Tokyu Recreation Co., Ltd.	77,000	480,214
#	Tomy Co., Ltd.	321,793	2,342,411
# *	Tonichi Carlife Group, Inc.	108,000	152,644
	Toppan Forms Co., Ltd.	90,700	874,393
	Topre Corp.	185,000	1,972,305
*	Tosco Co., Ltd.	81,000	278,632
	Totenko Co., Ltd.	57,000	123,113
#	Touei Housing Corp.	92,440	854,837
	Toyo Radiator Co., Ltd.	260,000	1,699,106
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,810,498
	Toyobo Co., Ltd.	123,000	262,125
#	Tsukamoto Co., Ltd.	67,000	101,336
	Tsutsumi Jewelry Co., Ltd.	69,300	1,427,256
#	Unitika, Ltd.	1,673,000	2,064,258
#	U-Shin, Ltd.	97,000	496,710
*	Verite Co., Ltd.	24,000	35,333
# *	Victor Co. of Japan, Ltd.	403,000	838,232
	Watabe Wedding Corp.	29,500	391,241
#	Watami Food Service Co., Ltd.	144,800	2,379,077
	Wondertable, Ltd.	97,000	116,457
#	Xebio Co., Ltd.	35,800	1,155,098
#	Yamatane Corp.	338,000	373,541
	Yamato International, Inc.	43,000	272,130
	Yellow Hat, Ltd., Tokyo	75,600	501,759
	Yokohama Reito Co., Ltd.	179,000	1,391,987
#	Yomiuri Land Co., Ltd.	276,000	1,065,303
	Yonex Co., Ltd.	41,000	251,889
#	Yorozu Corp.	75,400	1,117,277
	Yoshimoto Kogyo Co., Ltd.	120,000	1,664,827
#	Yoshinoya Holdings Co., Ltd.	2,227	3,764,834
#	Zenrin Co., Ltd.	134,000	4,251,629

6

#	Zensho Co., Ltd.	381,800	3,795,929
Total Consumer Discretionary			349,542,314

Consumer Staples — (7.2%)
#	Aderans Holdings Co., Ltd.	146,350	2,326,226
*	Aeon Hokkaido Corp.	58,800	180,356
	Ahjikan Co., Ltd.	10,500	80,684
#	Ariake Japan Co., Ltd.	116,800	2,312,867
#	Asahi Soft Drinks Co., Ltd.	186,500	3,570,155
	Cawachi, Ltd.	83,400	2,234,083
	CFS Corp.	90,500	419,480
#	Chubu Shiryo Co., Ltd.	91,000	905,055
	Chuo Gyorui Co., Ltd.	93,000	227,713
	Coca-Cola Central Japan Co., Ltd.	311	2,357,240
	CVS Bay Area, Inc.	55,000	91,767
#	DyDo Drinco, Inc.	57,200	2,295,755
	Echo Trading Co., Ltd.	11,000	100,979
	Ensuiko Sugar Refining Co., Ltd.	103,000	199,056
#	Fancl Corp.	244,600	2,993,789
# *	First Baking Co., Ltd.	140,000	180,245
	Fuji Oil Co., Ltd.	304,700	2,353,701
	Fujicco Co., Ltd.	121,600	1,318,690
# *	Fujiya Co., Ltd.	564,000	884,400
	Hagoromo Foods Corp.	41,000	357,703
	Harashin Narus Holdings Co., Ltd.	63,100	656,069
# *	Hayashikane Sangyo Co., Ltd.	267,000	256,169
	Heiwado Co., Ltd.	209,000	3,789,929
# *	Hohsui Corp.	120,000	158,192
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	550,943
#	Hokuto Corp.	113,300	1,838,347
#	Inageya Co., Ltd.	179,000	1,473,450
	Itochu-Shokuhin Co., Ltd.	44,300	1,230,806
	Itoham Foods, Inc.	729,000	2,988,403
	Izumiya Co., Ltd.	300,000	1,637,630
	J-Oil Mills, Inc.	563,000	1,709,912
	Kameda Seika Co., Ltd.	71,800	1,009,796
	Kasumi Co., Ltd.	216,000	1,188,133
#	Katokichi Co., Ltd.	549,300	3,495,737
#	Key Coffee, Inc.	78,700	1,072,270
#	Kibun Food Chemifa Co., Ltd.	95,000	869,908
	Kirindo Co., Ltd.	22,800	162,779
	Kyodo Shiryo Co., Ltd.	313,000	395,933
#	Kyokuyo Co., Ltd.	380,000	689,485
#	Life Corp.	188,900	2,554,547
	Lion Corp.	306,000	1,460,143
	Mandom Corp.	84,400	2,230,645
	Marudai Food Co., Ltd.	454,000	1,048,944
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,255,265
	Maruya Co., Ltd.	14,000	34,512
# *	Matsumotokiyoshi Holdings Co., Ltd.	37,400	742,177
	Maxvalu Tohok Co., Ltd.	18,200	165,581
	Maxvalu Tokai Co., Ltd.	61,000	922,428
	Meiji Dairies Corp.	31,000	156,353
#	Meito Sangyo Co., Ltd.	79,900	1,550,547
	Mercian Corp.	424,000	924,460

7

	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,144,204
#	Milbon Co., Ltd.	43,940	1,274,822
	Ministop Co., Ltd.	100,000	1,807,707
	Mitsui Sugar Co., Ltd.	477,850	2,078,746
	Miyoshi Oil & Fat Co., Ltd.	246,000	378,618
#	Morinaga & Co., Ltd.	933,000	2,029,134
	Morinaga Milk Industry Co., Ltd.	875,000	2,486,068
	Morishita Jinton Co., Ltd.	47,800	127,525
	Morozoff, Ltd.	110,000	351,586
#	Nagatanien Co., Ltd.	121,000	926,814
#	Nakamuraya Co., Ltd.	208,000	976,237
#	Nichimo Co., Ltd.	112,000	178,587
#	Nihon Chouzai Co., Ltd.	23,000	416,557
	Niitaka Co., Ltd.	7,260	54,804
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,152,252
	Nippon Flour Mills Co., Ltd.	620,000	2,322,482
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	302,623
	Nippon Suisan Kaisha, Ltd.	241,000	1,301,378
	Nissin Sugar Manufacturing Co., Ltd.	152,000	299,682
	Nitto Flour Milling Co., Ltd.	64,000	197,942
#	Oenon Holdings, Inc.	201,000	471,268
	Oie Sangyo Co., Ltd.	20,900	154,004
	Okuwa Co., Ltd.	156,000	2,165,083
	Olympic Corp.	66,700	463,465
	Oriental Yeast Co., Ltd.	103,000	523,611
	Pietro Co., Ltd.	10,300	90,567
#	Pigeon Corp.	69,600	1,205,706
	Poplar Co., Ltd.	25,760	177,322
*	Prima Meat Packers, Ltd.	724,000	766,538
	Riken Vitamin Co., Ltd.	81,400	2,274,407
	Rock Field Co., Ltd.	42,100	638,123
#	Ryoshoku, Ltd.	157,300	3,265,397
	S Foods, Inc.	103,500	885,512
#	Sakata Seed Corp.	175,600	2,421,293
	Seijo Corp.	33,600	670,936
# *	Seiyu, Ltd.	1,479,000	1,860,249
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	957,981
	Shoei Foods Corp.	44,000	201,690
#	Showa Sangyo Co., Ltd.	620,000	1,531,429
#	Snow Brand Milk Products Co., Ltd.	924,500	3,090,391
	Snow Brand Seed Co., Ltd.	30,000	105,394
	Sogo Medical Co., Ltd.	23,500	686,830
	Sonton Food Industry Co., Ltd.	43,000	355,076
#	Sotetsu Rosen Co., Ltd.	70,000	279,317
#	Starzen Corp.	286,000	671,719
	Sugi Pharmacy Co., Ltd.	124,700	3,729,574
#	T.Hasegawa Co., Ltd.	142,700	2,314,849
#	Takara Holdings, Inc.	365,000	2,265,901
# *	The Maruetsu, Inc.	428,000	3,059,603
	The Nisshin Oillio Group, Ltd.	601,000	2,308,513
	Three F Co., Ltd.	17,700	116,967
#	Tobu Store Co., Ltd.	220,000	866,074
	Toho Co., Ltd.	162,000	554,930
#	Tohto Suisan Co., Ltd.	120,000	223,319
#	Tokyu Store Chain Corp.	240,000	1,083,495

8

	Torigoe Co., Ltd.	80,000	540,450
*	Toyo Sugar Refining Co., Ltd.	157,000	186,513
	Tsukiji Uoichiba Co., Ltd.	57,000	95,363
	Tsuruha Holdings, Inc.	46,400	1,590,333
	U. Store Co., Ltd.	63,600	472,127
	Unicafe, Inc.	14,260	196,185
#	Unicharm Petcare Corp.	50,000	2,347,784
	Unimat Offisco Corp.	87,400	1,049,365
#	Valor Co., Ltd.	178,400	2,412,381
	Warabeya Nichiyo Co., Ltd.	52,760	764,370
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	452,282
#	Yaoko Co., Ltd.	70,900	2,102,055
#	Yomeishu Seizo Co., Ltd.	102,000	1,059,126
	Yonekyu Corp.	100,500	984,174
	Yuasa Funashoku Co., Ltd.	112,000	282,800
	Yukiguni Maitake Co., Ltd.	77,180	267,999
	Yutaka Foods Corp.	6,000	76,026
Total Consumer Staples			142,733,071

Energy — (1.1%)
#	AOC Holdings, Inc.	121,800	1,976,391
#	BP Castrol K.K.	69,800	237,516
# *	Fuji Kosan Co., Ltd.	264,000	342,659
	Itochu Enex Co., Ltd.	330,300	2,433,776
	Japan Oil Transportation Co., Ltd.	79,000	169,168
	Kanto Natural Gas Development Co., Ltd.	202,000	1,227,684
#	Kyoei Tanker Co., Ltd.	115,000	461,612
	Mitsuuroko Co., Ltd.	234,200	1,615,216
#	Modec, Inc.	130,400	4,353,284
#	Nippon Gas Co., Ltd.	153,000	1,101,769
	Nippon Seiro Co., Ltd.	64,000	276,271
#	Sala Corp.	121,000	610,823
	San-Ai Oil Co., Ltd.	266,000	1,037,255
	Shinko Plantech Co., Ltd.	159,000	2,555,601
	Sinanen Co., Ltd.	266,000	1,295,300
#	Toa Oil Co., Ltd.	369,000	567,308
#	Toyo Kanetsu K.K.	478,000	1,380,078
Total Energy			21,641,711

Financials — (7.1%)
#	Azel Corp.	214,000	605,770
#	Bank of the Ryukyus, Ltd.	125,080	1,727,717
#	Central Finance Co., Ltd.	341,000	740,934
#	Century Leasing System, Inc.	186,200	1,651,063
#	Cosmo Securities Co., Ltd.	1,419,000	1,833,528
# *	Creed Corp.	120	304,930
#	Daiko Clearing Services Corp.	51,000	369,256
	Fukushima Bank, Ltd.	790,000	806,085
#	Fuyo General Lease Co., Ltd.	108,000	3,203,472
#	Gro-BeLS Co., Ltd.	177,000	288,974
	Higashi-Nippon Bank, Ltd.	643,000	2,313,834
#	Ichiyoshi Securities Co., Ltd.	165,000	1,823,472
*	Kakuei (L.) Corp.	100,000	900
	Keihanshin Real Estate Co., Ltd.	144,000	732,895
*	Kenedix, Inc.	601	1,146,582

9

	Kirayaka Holdings, Inc.	98,000	139,939
	Kiyo Holdings, Inc.	2,247,000	3,779,063
#	Kobayashi Yoko Co., Ltd.	30,400	208,182
#	Kosei Securities Co., Ltd.	295,000	402,660
#	Marusan Securities Co., Ltd.	263,000	2,646,967
#	Meiwa Estate Co., Ltd.	89,300	955,671
	Mito Securities Co., Ltd.	278,000	1,155,552
	Mitsubishi UFJ Financial Group, Inc.	890	8,789
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,071
*	NIS Group Co., Ltd.	100,425	302,344
#	Nisshin Fudosan Co., Ltd.	81,100	647,168
#	Okasan Holdings, Inc.	187,000	1,197,833
#	OMC Card, Inc.	136,100	551,094
	Ricoh Leasing Co., Ltd.	107,900	2,529,789
# *	RISA Partners, Inc.	286	726,858
	Sankei Building Co., Ltd.	235,000	2,224,445
# *	Seven Seas Holdings Co., Ltd.	194,000	126,479
	Shikoku Bank, Ltd.	762,000	3,130,351
#	Shimizu Bank, Ltd.	32,900	1,429,014
# *	Shinki Co., Ltd.	217,500	209,610
	Suruga Corp.	134,600	2,559,661
#	Tachihi Enterprise Co., Ltd.	42,650	2,538,824
	Takagi Securities Co., Ltd.	208,000	610,808
	The Aichi Bank, Ltd.	35,000	3,098,044
	The Akita Bank, Ltd.	701,000	3,537,129
	The Aomori Bank, Ltd.	627,000	2,590,302
	The Awa Bank, Ltd.	271,000	1,627,868
#	The Bank of Ikeda, Ltd.	70,300	2,846,081
#	The Bank of Iwate, Ltd.	66,500	4,230,096
	The Bank of Nagoya, Ltd.	193,297	1,236,615
	The Bank of Okinawa, Ltd.	76,500	2,977,934
	The Bank of Saga, Ltd.	599,000	2,158,786
# *	The Chiba Kogyo Bank, Ltd.	174,200	2,482,351
	The Chukyo Bank, Ltd.	751,000	2,323,025
	The Daisan Bank, Ltd.	637,000	2,177,504
	The Daito Bank, Ltd.	481,000	504,441
	The Ehime Bank, Ltd.	609,000	2,300,839
	The Eighteenth Bank, Ltd.	630,000	2,274,761
	The Fukui Bank, Ltd.	864,000	2,813,570
	The Hokkoku Bank, Ltd.	232,000	1,191,738
	The Hokuetsu Bank, Ltd.	898,000	2,188,987
	The Hyakugo Bank, Ltd.	74,000	436,916
	The Kagawa Bank, Ltd.	276,350	1,518,345
	The Kagoshima Bank, Ltd.	198,500	1,425,813
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,332,388
	The Kita-Nippon Bank, Ltd.	30,506	1,239,078
	The Michinoku Bank, Ltd.	538,000	1,731,110
	The Minato Bank, Ltd.	1,470,000	3,390,016
	The Miyazaki Bank, Ltd.	507,000	2,149,011
	The Nagano Bank, Ltd.	322,000	863,951
	The Nanto Bank, Ltd.	284,000	1,634,657
	The Ogaki Kyoritsu Bank, Ltd.	195,000	1,149,358
	The Oita Bank, Ltd.	517,000	3,114,420
	The San-in Godo Bank, Ltd.	178,000	1,628,551

10

#	TOC Co., Ltd.	443,950	3,797,521
	Tochigi Bank, Ltd.	396,000	2,368,208
	Toho Bank, Ltd.	799,000	3,337,727
#	Toho Real Estate Co., Ltd.	195,000	1,494,013
	Tohoku Bank, Ltd.	340,000	609,701
	Tokai Tokyo Securities Co., Ltd.	190,000	920,893
	Tokushima Bank, Ltd.	274,200	1,740,637
#	Tokyo Rakutenchi Co., Ltd.	227,000	843,506
#	Tokyo Theatres Co., Inc.	307,000	645,997
	Tokyo Tomin Bank, Ltd.	34,100	1,226,591
	Tokyu Community Corp.	49,400	1,270,827
#	Tokyu Livable, Inc.	132,300	1,876,059
	Tomato Bank, Ltd.	407,000	891,002
#	Tottori Bank, Ltd.	336,000	932,987
# *	Towa Bank, Ltd.	833,000	1,004,810
#	Towa Real Estate Development Co., Ltd.	371,000	825,599
#	Toyo Securities Co., Ltd.	315,000	1,523,025
	Yamagata Bank, Ltd.	615,000	3,564,883
	Yamanashi Chuo Bank, Ltd.	188,000	1,181,334
	Yuraku Real Estate Co., Ltd.	212,000	756,046
Total Financials			140,616,635

Health Care — (3.4%)
	Aloka Co., Ltd.	104,000	1,461,875
	As One Corp.	64,880	1,692,028
	ASKA Pharmaceutical Co., Ltd.	103,000	916,156
	Create Medic Co., Ltd.	28,000	260,862
	Eiken Chemical Co., Ltd.	81,000	693,356
	FALCO biosystems, Ltd.	35,200	255,603
#	Fuso Pharmaceutical Industries, Ltd.	330,000	904,001
*	Green Hospital Supply, Inc.	624	649,444
	Hitachi Medical Corp.	138,000	1,190,153
	Hogy Medical Co., Ltd.	56,000	2,549,329
	Iwaki & Co., Ltd.	55,000	122,359
# *	Japan Medical Dynamic Marketing, Inc.	44,900	139,219
#	Jeol, Ltd.	275,000	1,249,858
	JMS Co., Ltd.	129,000	309,371
	Kaken Pharmaceutical Co., Ltd.	397,000	2,730,724
	Kawamoto Corp.	4,000	15,098
	Kawanishi Holdings, Ltd.	7,400	80,311
	Kawasumi Laboratories, Inc.	45,000	286,765
	Kissei Pharmaceutical Co., Ltd.	196,000	3,995,586
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,244,456
	Kyorin Co., Ltd.	203,000	2,379,225
	Miraca Holdings, Inc.	156,000	3,800,167
	Mochida Pharmaceutical Co., Ltd.	430,000	4,337,842
#	Nichii Gakkan Co.	124,500	1,786,112
	Nihon Kohden Corp.	159,000	3,797,463
#	Nikkiso Co., Ltd.	243,000	2,065,391
#	Nippon Chemiphar Co., Ltd.	119,000	584,865
	Nippon Kayaku Co., Ltd.	137,000	1,118,206
	Nippon Shinyaku Co., Ltd.	243,000	2,414,720
#	Nipro Corp.	211,000	4,080,891
	Nissui Pharmaceutical Co., Ltd.	67,800	494,326
#	Paramount Bed Co., Ltd.	109,400	1,609,325

11

	Rion Co., Ltd.	5,000	32,382
	Rohto Pharmaceutical Co., Ltd.	399,000	4,775,017
	Seikagaku Corp.	203,900	2,393,258
#	SSP Co., Ltd.	436,000	2,163,282
#	Sundrug Co., Ltd.	44,600	1,102,338
	Torii Pharmaceutical Co., Ltd.	98,900	1,711,744
#	Towa Pharmaceutical Co., Ltd.	57,800	2,627,193
# *	Toyama Chemicals Co., Ltd.	140,000	918,313
	Tsumura & Co.	53,500	1,128,229
	Vital-Net, Inc.	146,300	897,959
	Wakamoto Pharmaceutical Co., Ltd.	102,000	383,567
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,488,057
Total Health Care			68,836,426

Industrials — (20.7%)
#	A&A Material Corp.	235,000	279,664
#	Advan Co., Ltd.	102,100	861,843
	ADVANEX, Inc.	121,000	169,770
#	Aeon Delight Co., Ltd.	142,800	2,972,977
	Aica Kogyo Co., Ltd.	243,000	2,317,666
#	Aichi Corp.	267,800	3,001,531
	Aida Engineering, Ltd.	273,000	1,638,142
	Airport Facilities Co., Ltd.	190,970	1,274,636
	Airtech Japan, Ltd.	26,700	188,623
	Alps Logistics Co., Ltd.	53,900	512,405
# *	Altech Co., Ltd.	23,000	78,958
#	Altech Corp.	38,150	531,453
#	Amano Corp.	283,000	3,320,493
	Ando Corp.	264,000	417,355
#	Anest Iwata Corp.	152,000	675,489
#	ART Corp.	38,000	1,021,044
	Asahi Diamond Industrial Co., Ltd.	251,000	1,881,555
	Asahi Kogyosha Co., Ltd.	101,000	339,428
	Asahi Pretec Corp.	126,550	3,624,512
	Asanuma Corp.	234,000	370,590
	Asia Air Survey Co., Ltd.	32,000	121,286
	Asunaro Aoki Construction Co., Ltd.	171,000	1,108,340
	Ataka Construction & Engineering Co., Ltd.	60,000	158,701
	Bando Chemical Industries, Ltd.	349,000	1,561,566
	Biken Techno Corp.	14,100	63,617
	Bunka Shutter Co., Ltd.	245,000	1,015,855
	Central Glass Co., Ltd.	617,000	2,282,781
#	Central Security Patrols Co., Ltd.	45,800	416,972
#	Chudenko Corp.	220,000	4,188,948
#	Chugai Ro Co., Ltd.	335,000	1,178,600
#	Chuo Denki Kogyo Co., Ltd.	92,000	952,364
#	CKD Corp.	236,000	1,813,360
	Commuture Corp.	157,202	896,565
#	Cosel Co., Ltd.	147,100	2,027,111
	CTI Engineering Co., Ltd.	45,100	312,250
	Dai-Dan Co., Ltd.	160,000	774,769
	Daihen Corp.	471,000	2,658,533
	Daiho Corp.	202,000	266,471
#	Daiichi Jitsugyo Co., Ltd.	198,000	919,968
	Daimei Telecom Engineering Corp.	143,000	1,117,224

12

#	Daiseki Co., Ltd.	140,712	4,739,952
*	Daisue Construction Co., Ltd.	316,500	196,892
#	Daiwa Industries, Ltd.	173,000	1,042,235
	Danto Holdings Corp.	92,000	212,107
	Denyo Co., Ltd.	93,000	918,877
	DMW Corp.	4,800	97,964
# *	Dream Incubator, Inc.	168	229,486
# *	Eneserve Corp.	110,900	472,416
#	Enshu, Ltd.	215,000	305,834
	Freesia Macross Corp.	1,355,000	330,666
#	Fudo Tetra Corp.	619,800	759,116
# *	Fujisash Co., Ltd.	106,300	114,964
#	Fujita Corp.	115,010	344,690
	Fujitec Co., Ltd.	312,000	1,808,274
	Fukuda Corp.	136,000	493,877
	Fukusima Industries Corp.	30,500	269,021
#	Fukuyama Transporting Co., Ltd.	959,000	4,053,545
	Funai Consulting, Co., Ltd.	102,000	671,273
#	Furukawa Co., Ltd.	1,428,000	3,176,772
	Furusato Industries, Ltd.	52,000	534,945
	Futaba Corp.	163,800	3,416,379
	Gecoss Corp.	116,700	641,550
#	GS Yuasa Corp.	1,282,000	2,749,077
#	Hakuyosha Co., Ltd.	88,000	260,074
#	Hamai Co., Ltd.	97,000	180,471
	Hanwa Co., Ltd.	745,000	3,551,057
	Hazama Corp.	293,600	326,543
	Hibiya Engineering, Ltd.	133,000	1,078,689
	Hitachi Metals Techno, Ltd.	57,500	290,217
#	Hitachi Plant Technologies, Ltd.	681,570	2,969,697
#	Hitachi Tool Engineering, Ltd.	96,500	1,138,957
	Hitachi Transport System, Ltd.	358,000	4,122,942
*	Hitachi Zosen Corp.	602,000	909,144
	Hokuetsu Industries Co., Ltd.	96,000	387,901
	Hokuriku Electrical Construction Co., Ltd.	56,000	160,701
#	Hosokawa Micron Corp.	147,000	1,237,982
#	Howa Machinery, Ltd.	389,000	349,471
	IBJ Leasing Co., Ltd.	127,800	2,204,918
	Ichiken Co., Ltd.	105,000	280,129
#	Ichinen Co., Ltd.	73,000	389,968
#	Idec Corp.	135,500	1,567,392
	Iino Kaiun Kaisha, Ltd.	355,000	4,160,081
	i-Logistics Corp.	91,000	187,119
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,301,638
	Inabata and Co., Ltd.	226,000	1,303,644
# *	Inoue Kogyo Co., Ltd.	425,000	364,475
#	Inui Steamship Co., Ltd.	83,000	1,738,163
# *	Iseki & Co., Ltd.	779,000	1,334,398
# *	Ishikawa Seisakusho, Ltd.	154,000	126,290
*	Ishikawajima Construction Materials Co., Ltd.	43,000	67,656
	Ishikawajima Transport Machinery Co., Ltd.	73,000	320,873
#	Itoki Corp.	179,000	1,289,681
	Iwasaki Electric Co., Ltd.	266,000	581,048
#	Iwatani International Corp.	870,000	2,755,797
# *	J Bridge Corp.	276,000	130,212

13

#	Jalux, Inc.	44,400	809,287
#	Jamco Corp.	84,000	724,368
# *	Japan Bridge Corp.	44,350	92,500
#	Japan Cash Machine Co., Ltd.	102,115	797,138
	Japan Foundation Engineering Co., Ltd.	95,600	253,813
#	Japan Kenzai Co., Ltd.	95,940	460,887
	Japan Pulp & Paper Co., Ltd.	514,000	1,899,014
*	Japan Servo Co., Ltd.	80,000	640,475
	Japan Steel Tower Co., Ltd.	44,000	250,289
#	Japan Transcity Corp.	236,000	1,116,855
	K.R.S. Corp.	39,200	378,850
#	Kamagai Gumi Co., Ltd.	532,800	665,438
	Kamei Corp.	121,000	593,797
	Kanaden Corp.	121,000	737,738
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	959,628
	Kanamoto Co., Ltd.	114,000	829,448
#	Kandenko Co., Ltd.	164,000	1,031,978
*	Kanematsu Corp.	1,481,625	2,457,071
# *	Kanematsu-NNK Corp.	125,000	135,152
#	Katakura Industries Co., Ltd.	119,000	2,071,949
	Kato Works Co., Ltd.	202,000	882,742
# *	Kawada Industries, Inc.	158,000	300,210
	Kawagishi Bridge Works Co., Ltd.	38,000	119,519
	Kawaguchi Metal Industries Co., Ltd.	11,000	36,614
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	482,016
# *	Kimmon Manufacturing Co., Ltd.	180,000	225,738
# *	Kimura Chemical Plants Co., Ltd.	61,000	614,066
#	Kinki Sharyo Co., Ltd.	212,000	690,679
#	Kinsho Corp.	91,000	359,416
	Kintetsu World Express, Inc.	120,000	4,556,939
	Kioritz Corp.	239,000	605,483
#	Kitagawa Iron Works Co., Ltd.	344,000	675,074
#	Kitano Construction Corp.	258,000	525,947
	Kitazawa Sangyo Co., Ltd.	57,000	176,570
	Kitz Corp.	420,000	2,589,070
	Koike Sanso Kogyo Co., Ltd.	155,000	1,230,744
	Koito Industries, Ltd.	102,000	349,828
# *	KOKUSAI KOGYO Holdings Co., Ltd.	129,000	498,052
#	Kokuyo Co., Ltd.	126,325	1,131,479
#	Komai Tekko, Inc.	109,000	189,395
	Komatsu Wall Industry Co., Ltd.	33,700	456,386
	Kondotec, Inc.	40,500	291,350
#	Kosaido Co., Ltd.	79,000	628,753
	Kuroda Electric Co., Ltd.	112,900	1,822,871
	Kyodo Printing Co., Ltd.	311,000	854,989
#	Kyoei Sangyo Co., Ltd.	97,000	317,218
#	Kyokuto Boeki Kaisha, Ltd.	82,000	270,079
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,131,066
	Kyosan Electric Manufacturing Co., Ltd.	218,000	769,932
	Kyowa Exeo Corp.	354,000	2,700,837
	Kyudenko Corp.	281,000	1,553,047
# *	Link Consulting Associates - Japan Corp.	63,500	92,138
# *	Lonseal Corp.	127,000	120,201
#	Maeda Corp.	641,000	2,137,772
	Maeda Road Construction Co., Ltd.	327,000	2,700,281

14

	Maezawa Industries, Inc.	59,300	181,686
#	Maezawa Kaisei Industries Co., Ltd.	54,700	668,530
	Makino Milling Machine Co., Ltd.	90,000	677,112
	Marubeni Construction Material Lease Co., Ltd.	78,000	140,531
	Maruka Machinery Co., Ltd.	28,100	253,533
	Maruwn Corp.	66,000	189,498
#	Maruyama Manufacturing Co., Inc.	150,000	401,569
	Maruzen Showa Unyu Co., Ltd.	335,000	1,160,680
#	Matsuda Sangyo Co., Ltd.	90,530	2,537,665
	Matsui Construction Co., Ltd.	98,600	417,695
*	Matsuo Bridge Co., Ltd.	72,000	77,183
	Max Co., Ltd.	188,000	2,195,535
#	Meidensha Corp.	785,050	2,207,553
*	Meiji Machine Co., Ltd.	213,000	96,156
#	Meiji Shipping Co., Ltd.	109,000	702,930
	Meisei Industrial Co., Ltd.	29,000	87,181
#	Meitec Corp.	138,800	4,655,867
	Meito Transportation Co., Ltd.	22,000	173,285
# *	Meiwa Trading Co., Ltd.	140,000	388,661
	Mitani Corp.	54,000	529,776
#	Mitsubishi Cable Industries, Ltd.	736,000	1,068,231
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	903,350
#	Mitsubishi Pencil Co., Ltd.	121,500	1,811,201
#	Mitsuboshi Belting, Ltd.	281,000	1,433,136
#	Mitsui Matsushima Co., Ltd.	347,000	880,802
#	Mitsui-Soko Co., Ltd.	487,000	2,762,365
	Mitsumura Printing Co., Ltd.	95,000	348,293
#	Miura Co., Ltd.	148,600	3,599,491
	Miura Printing Corp.	19,000	49,964
*	Miyairi Valve Manufacturing Co., Ltd.	43,000	58,557
# *	Miyaji Engineering Group	203,000	221,460
# *	Miyakoshi Corp.	48,400	608,038
*	Mori Denki Mfg. Co., Ltd.	628,000	67,478
	Morita Corp.	163,000	880,117
	Moshi Moshi Hotline, Inc.	61,350	3,316,898
	Mystar Engineering Corp.	15,600	73,829
	NAC Co., Ltd.	28,900	223,255
	Nachi-Fujikoshi Corp.	604,000	2,559,948
	Naikai Zosen Corp.	75,000	372,847
#	Nakano Corp.	103,000	311,107
#	Narasaki Sangyo Co., Ltd.	68,000	97,446
	NEC Leasing, Ltd.	72,600	1,144,604
#	NEC System Integration & Construction, Ltd.	172,100	2,049,297
	New Tachikawa Aircraft Co., Ltd.	10,100	345,415
#	Nichias Corp.	435,000	1,473,690
	Nichiban Co., Ltd.	125,000	371,971
#	Nichiha Corp.	126,180	832,063
	Nihon Spindle Manufacturing Co., Ltd.	115,000	330,689
	Nikko Co., Ltd.	127,000	300,308
	Nippei Toyama Corp.	173,000	1,434,112
#	Nippo Corp.	409,000	2,934,005
#	Nippon Carbon Co., Ltd.	406,000	2,118,633
# *	Nippon Conveyor Co., Ltd.	168,000	147,058
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,613,347
	Nippon Denwa Shisetu Co., Ltd.	208,000	574,155

15

	Nippon Filcon Co., Ltd.	75,000	475,077
	Nippon Hume Corp.	91,000	300,191
	Nippon Jogesuido Sekkei Co., Ltd.	289	282,709
#	Nippon Kanzai Co., Ltd.	71,000	2,050,888
	Nippon Koei Co., Ltd., Tokyo	279,000	779,122
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,397,805
#	Nippon Parking Development Co., Ltd.	10,609	534,136
	Nippon Seisen Co., Ltd.	95,000	474,021
#	Nippon Sharyo, Ltd.	506,000	945,945
#	Nippon Shindo Co., Ltd.	50,000	106,377
	Nippon Signal Co., Ltd.	216,000	1,172,749
	Nippon Steel Trading Co., Ltd.	399,000	1,156,833
	Nippon Thompson Co., Ltd.	262,000	1,953,718
	Nippon Tungsten Co., Ltd.	82,000	189,378
	Nippon Yusoki Co., Ltd.	141,000	523,137
#	Nishimatsu Construction Co., Ltd.	979,000	2,767,364
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,242,093
	Nishishiba Electric Co., Ltd.	101,000	274,243
#	Nissei Corp.	107,400	1,174,822
	Nissei Plastic Industrial Co., Ltd.	68,000	300,861
#	Nissha Printing Co., Ltd.	108,200	3,943,441
	Nissin Corp.	351,000	1,159,687
	Nitchitsu Co., Ltd.	60,000	267,915
	Nitta Corp.	104,200	2,317,230
	Nitto Boseki Co., Ltd.	870,000	2,339,172
#	Nitto Electric Works, Ltd.	154,800	1,877,168
	Nitto Kohki Co., Ltd.	78,300	1,590,968
#	Nitto Seiko Co., Ltd.	143,000	1,096,497
	Noda Corp.	33,800	106,336
	Nomura Co., Ltd.	210,000	1,280,244
#	Noritz Corp.	177,100	2,372,822
# *	Oak Capital Corp.	753,354	340,661
	Obayashi Road Corp.	106,000	173,962
	Odakyu Construction Co., Ltd.	63,500	131,109
	Oiles Corp.	101,952	1,935,872
#	Okabe Co., Ltd.	192,000	864,012
#	Okamoto Machine Tool Works, Ltd.	164,000	438,179
	Okamura Corp.	389,000	3,475,166
	Okano Valve Manufacturing Co.	58,000	421,502
#	Oki Electric Cable Co., Ltd.	117,000	212,519
	OKK Corp.	262,000	599,626
#	Okumura Corp.	789,000	3,607,222
	O-M, Ltd.	107,000	1,074,884
#	Onoken Co., Ltd.	72,800	884,595
#	Organo Corp.	203,000	2,238,113
	Oriental Shiraishi Corp.	73,400	180,525
	Original Engineering Consultants Co., Ltd.	9,000	22,664
#	OSG Corp.	85,000	953,621
#	Oyo Corp.	110,400	1,387,524
	P.S. Mitsubishi Construction Co., Ltd.	76,800	216,090
#	Park24 Co., Ltd.	69,500	644,024
# *	Pasco Corp.	242,500	418,438
#	Pasona, Inc.	1,474	1,759,117
# *	Penta-Ocean Construction Co., Ltd.	864,000	1,502,481
# *	PIA Corp.	29,500	462,644

16

#	Pilot Corp.	156	1,569,046
#	PRONEXUS, Inc.	137,000	1,190,166
#	Raito Kogyo Co., Ltd.	199,000	528,052
#	Rasa Industries, Ltd.	277,000	579,411
	Rheon Automatic Machinery Co., Ltd.	64,000	204,684
	Riken Electric Wire Co., Ltd.	39,000	48,965
#	Ryobi, Ltd.	587,000	3,962,838
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	140,046
#	Sagami Railway Co., Ltd.	364,000	1,321,575
# *	Sailor Pen Co., Ltd.	127,000	121,889
#	Sakai Heavy Industries, Ltd.	126,000	233,119
*	Sakurada Co., Ltd.	225,000	63,036
# *	Sanix, Inc.	161,700	538,170
#	Sanki Engineering Co., Ltd.	268,000	1,575,534
	Sanko Metal Industrial Co., Ltd.	118,000	205,309
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,367,293
	Sankyu, Inc., Tokyo	49,000	301,511
	Sanritsu Corp.	17,800	149,277
	Sanyo Denki Co., Ltd.	219,000	1,098,971
	Sanyo Engineering & Construction, Inc.	48,000	214,623
	Sanyo Industries, Ltd., Tokyo	102,000	200,484
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	3,328,517
# *	Sata Construction Co., Ltd.	234,000	249,352
#	Sato Corp.	111,500	1,793,187
	Sato Shoji Corp.	67,000	494,648
	Sawafuji Electric Co., Ltd.	48,000	152,756
	Secom Joshinetsu Co., Ltd.	34,800	839,857
#	Secom Techno Service Co., Ltd.	44,500	1,433,114
	Seibu Electric Industry Co., Ltd.	67,000	307,807
#	Seika Corp.	274,000	718,309
*	Seikitokyu Kogyo Co., Ltd.	335,000	278,617
	Sekisui Jushi Co., Ltd.	166,000	1,380,439
	Senko Co., Ltd.	381,000	1,125,273
	Senshu Electric Co., Ltd.	37,300	616,157
#	Shibaura Mechatronics Corp.	175,000	841,234
#	Shibusawa Warehouse Co., Ltd.	266,000	1,632,737
	Shibuya Kogyo Co., Ltd.	84,500	691,906
	Shin Nippon Air Technologies Co., Ltd.	87,280	469,869
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	619,571
#	Shinko Electric Co., Ltd.	509,000	1,393,833
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	747,696
	Shinmaywa Industries, Ltd.	413,000	1,642,187
#	Shinnihon Corp.	215,900	745,766
	Shinsho Corp.	291,000	1,067,670
	Shinwa Kaiun Kaisha, Ltd.	420,000	3,247,891
	Sho-Bond Corp.	100,800	1,216,253
#	Shoko Co., Ltd.	324,000	459,028
#	Showa Aircraft Industry Co., Ltd.	114,000	1,107,015
#	Showa KDE Co., Ltd.	124,000	160,710
#	Sintokogio, Ltd.	197,000	2,079,110
	Soda Nikka Co., Ltd.	67,000	266,524
	Sodick Co., Ltd.	187,000	932,865
	Space Co., Ltd.	75,320	611,117
	Subaru Enterprise Co., Ltd.	59,000	198,178
	Sugimoto & Co., Ltd.	35,000	458,853

17

# *	Sumitomo Coal Mining Co., Ltd.	851,500	814,072
	Sumitomo Densetsu Co., Ltd.	107,400	626,188
# *	Sumitomo Mitsui Construction Co., Ltd.	419,560	600,998
#	Sumitomo Precision Products Co., Ltd.	180,000	651,758
	Sumitomo Warehouse Co., Ltd.	300,000	1,744,612
	Sun Wave Corp.	155,000	252,882
	Suzuki Metal Industry Co., Ltd.	71,000	192,547
#	SWCC Showa Holdings Co., Ltd.	853,000	1,167,008
#	Taihei Dengyo Kaisha, Ltd.	155,000	1,373,674
#	Taihei Kogyo Co., Ltd.	264,000	1,518,234
# *	Taiheiyo Kaiun Co., Ltd.	167,000	497,849
# *	Taiheiyo Kouhatsu, Inc.	198,000	179,746
	Taiho Kogyo Co., Ltd.	97,700	1,531,102
#	Taikisha, Ltd.	129,000	1,356,634
	Taisei Rotec Corp.	271,000	415,005
	Takada Kiko Co., Ltd.	48,000	138,951
#	Takano Co., Ltd.	53,400	400,963
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	483,940
	Takara Printing Co., Ltd.	39,055	324,612
#	Takara Standard Co., Ltd.	529,000	2,928,072
	Takasago Thermal Engineering Co., Ltd.	299,000	2,708,930
#	Takashima & Co., Ltd.	137,000	206,397
	Takigami Steel Construction Co., Ltd.	50,000	179,211
	Takisawa Machine Tool Co., Ltd.	191,000	310,374
#	Takuma Co., Ltd.	305,000	1,365,346
	Tanseisha Co., Ltd.	74,000	268,643
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	558,813
#	TCM Corp.	359,000	1,126,660
	Techno Associe Co., Ltd.	59,900	652,484
	Techno Ryowa, Ltd.	66,600	441,368
#	Teikoku Electric Manufacturing Co., Ltd.	29,400	572,639
# *	Tekken Corp.	535,000	661,312
	Teraoka Seisakusho Co., Ltd.	55,000	338,165
*	The Goodwill Group, Inc.	1,346	338,305
#	The Keihin Co., Ltd.	204,000	353,155
	The Kodensha Co., Ltd.	25,000	58,804
	The Nippon Road Co., Ltd.	333,000	542,861
	The Yasuda Warehouse Co., Ltd.	100,900	995,366
*	Toa Corp.	764,000	775,046
#	Toa Doro Kogyo Co., Ltd.	155,000	255,945
# *	Tobishima Corp.	1,365,500	617,393
	Tocalo Co., Ltd.	53,000	853,354
	Todentu Corp.	121,000	295,672
	Toenec Corp.	324,000	1,749,965
#	Tokai Lease Co., Ltd.	86,000	135,435
#	Tokimec, Inc.	272,000	829,197
	Toko Electric Corp.	88,000	232,718
	Tokyo Biso Kogyo Corp.	19,000	105,882
#	Tokyo Energy & Systems, Inc.	129,000	803,454
#	Tokyo Kikai Seisakusho, Ltd.	312,000	779,838
#	Tokyo Leasing Co., Ltd.	223,800	2,144,267
	Tokyo Sangyo Co., Ltd.	78,000	275,989
#	Tokyu Construction Co., Ltd.	366,290	1,527,579
	Toli Corp.	212,000	447,664
	Tomoe Corp.	115,500	337,345

18

#	Tonami Transportation Co., Ltd.	340,000	902,332
#	Tori Holdings Co., Ltd.	2,969,000	484,392
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,317,017
	Toshiba Machine Co., Ltd.	89,000	708,506
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,448,418
	Tosho Printing Co., Ltd.	249,000	570,451
	Totetsu Kogyo Co., Ltd.	125,000	732,247
# *	Toyo Construction Co., Ltd.	1,005,000	869,558
#	Toyo Electric Co., Ltd.	159,000	564,727
#	Toyo Engineering Corp.	661,000	4,030,510
#	Toyo Machinery & Metal Co., Ltd.	61,000	303,696
	Toyo Shutter Co., Ltd.	11,800	134,568
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	506,553
#	Trusco Nakayama Corp.	114,100	1,771,339
	Tsubakimoto Chain Co.	609,000	3,921,122
	Tsubakimoto Kogyo Co., Ltd.	97,000	345,394
#	Tsudakoma Corp.	204,000	728,753
#	Tsugami Corp.	272,000	922,582
	Tsukishima Kikai Co., Ltd.	152,000	1,465,898
	Tsurumi Manufacturing Co., Ltd.	96,000	773,291
	Tsuzuki Denki Co., Ltd.	75,000	249,826
	TTK Co., Ltd.	62,000	366,572
#	Uchida Yoko Co., Ltd.	175,000	719,997
#	Ueki Corp.	47,000	76,807
#	Union Tool Co.	79,000	2,672,397
#	Utoc Corp.	99,000	445,594
# *	Venture Link Co., Ltd.	405,500	775,307
# *	Wakachiku Construction Co., Ltd.	395,000	336,084
	Wavelock Holdings Co., Ltd.	31,500	125,086
	Weathernews, Inc.	20,000	90,047
	Yahagi Construction Co., Ltd.	154,000	637,594
	Yamato Corp.	82,000	242,335
	Yamaura Corp.	40,500	107,192
	Yamazen Co., Ltd.	315,000	1,672,353
#	Yokogawa Bridge Holdings Corp.	142,400	820,151
	Yondenko Corp.	136,800	690,285
#	Yuasa Trading Co., Ltd.	800,000	1,160,493
#	Yuken Kogyo Co., Ltd.	156,000	541,619
	Yurtec Corp.	285,000	1,553,754
#	Yushin Precision Equipment Co., Ltd.	49,940	976,786
Total Industrials			411,138,217

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	329,058
	Aiphone Co., Ltd.	72,800	1,148,278
# *	Allied Telesis Holdings K.K.	470,700	209,774
#	Alpha Systems, Inc.	43,500	1,070,248
#	Anritsu Corp.	446,000	1,963,666
	AOI Electronics Co., Ltd.	38,400	458,365
# *	Apic Yamada Corp.	36,000	128,003
#	Arisawa Manufacturing Co., Ltd.	139,400	1,547,968
#	CAC Corp.	70,900	541,374
	Canon Electronics, Inc.	70,000	1,637,684
	Canon Finetech, Inc.	151,070	2,311,871
	Capcom Co., Ltd.	171,600	4,665,895

19

#	Chino Corp.	162,000	455,221
#	CMK Corp.	216,000	1,600,841
	Computer Engineering & Consulting, Ltd.	63,100	581,895
	Core Corp.	45,700	289,986
	Cresco, Ltd.	11,600	98,745
	Dai Nippon Screen Mfg. Co., Ltd.	9,000	50,648
	Daiko Denshi Tsushin, Ltd.	23,000	45,901
	Daiwabo Information System Co., Ltd.	62,000	877,800
#	Denki Kogyo Co., Ltd.	243,000	1,404,804
	DKK TOA Corp.	31,000	106,104
#	DTS Corp.	87,200	1,606,140
#	Dwango Co., Ltd.	140	537,418
#	eAccess, Ltd.	4,747	2,565,929
	Eizo Nanao Corp.	77,600	2,110,423
*	Elna Co., Ltd.	97,000	147,527
#	Enplas Corp.	72,200	875,656
#	Epson Toyocom Corp.	437,000	2,106,277
#	ESPEC Corp.	82,000	560,936
# *	FDK Corp.	436,000	527,566
#	Fuji Soft, Inc.	131,400	2,225,091
*	Fujitsu Component, Ltd.	177	219,263
#	Fujitsu Frontech, Ltd.	80,700	729,456
	Fuso Dentsu Co., Ltd.	16,000	55,748
#	Future Architect, Inc.	1,504	908,046
# *	GMO Internet, Inc.	242,500	670,723
	Hakuto Co., Ltd.	82,500	1,101,326
	Hitachi Business Solution Co., Ltd.	43,200	257,941
	Hitachi Information Systems, Ltd.	150,600	3,427,782
	Hitachi Kokusai Electric, Inc.	319,000	4,159,828
#	Hitachi Maxell, Ltd.	158,100	2,000,907
	Hitachi Software Engineering Co., Ltd.	194,800	4,110,626
	Hitachi Systems & Services, Ltd.	86,000	1,874,469
#	Hochiki Corp.	99,000	545,137
#	Hokuriku Electric Industry Co., Ltd.	316,000	518,475
#	Hosiden Corp.	255,600	4,336,118
#	Icom, Inc.	51,000	1,403,958
# *	Ikegami Tsushinki Co., Ltd.	174,000	320,001
#	Ines Corp.	177,200	923,971
	I-Net Corp.	47,800	343,813
#	Information Services International-Dentsu, Ltd.	106,600	1,065,370
	INTEC Holdings, Ltd.	180,128	2,652,028
#	Invoice, Inc.	40,368	1,428,771
#	Ishii Hyoki Co., Ltd.	24,300	378,489
# *	Iwatsu Electric Co., Ltd.	311,000	379,886
	Japan Aviation Electronics Industry, Ltd.	316,000	4,791,611
	Japan Business Computer Co., Ltd.	76,900	689,442
#	Japan Digital Laboratory Co., Ltd.	116,500	1,649,461
	Japan Radio Co., Ltd.	446,000	1,646,984
	Jastec Co., Ltd.	63,000	583,881
	JBIS Holdings, Inc.	81,700	308,559
	JIEC Co., Ltd.	199	188,414
	Kaga Electronics Co., Ltd.	100,000	1,483,094
# *	Kakaku.com, Inc.	103	426,131
	Kanematsu Electronics, Ltd.	85,300	680,759
*	Kasuga Electric Works, Ltd.	44,000	40,903

20

	Kawatetsu Systems, Inc.	174	183,623
	Koa Corp.	152,800	1,311,464
#	Koei Co., Ltd.	244,400	4,838,265
# *	Kubotek Corp.	407	265,759
	Kyoden Co., Ltd.	160,000	353,991
	Kyowa Electronic Instruments Co., Ltd.	52,000	184,096
#	Macnica, Inc.	62,500	1,336,368
	Marubun Corp.	98,700	817,571
#	Maruwa Co., Ltd.	34,000	578,521
	Maspro Denkoh Corp.	62,600	513,527
#	Megachips Corp.	89,600	1,521,065
# *	Meisei Electric Co., Ltd.	318,000	379,252
#	Melco Holdings, Inc.	9,000	156,604
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,462,243
#	Miroku Jyoho Service Co., Ltd.	107,000	265,696
	Mitsui High-Tec, Inc.	145,700	1,556,486
#	Mitsui Knowledge Industry Co., Ltd.	3,790	790,340
	Moritex Corp.	35,100	147,455
# *	Mutoh Holdings Co., Ltd.	164,000	820,182
# *	Nagano Japan Radio Co., Ltd.	85,000	127,026
	Nakayo Telecommunications, Inc.	49,000	113,454
	NEC Fielding, Ltd.	194,800	2,338,899
	NEC Mobiling, Ltd.	50,900	820,620
# *	NEC Tokin Corp.	392,000	1,609,092
#	Net One Systems Co., Ltd.	1,941	2,216,853
*	Netmarks, Inc.	523	116,362
	New Japan Radio Co., Ltd.	112,000	462,108
	Nichicon Corp.	272,300	2,901,074
#	Nidec Sankyo Corp.	205,000	1,745,472
#	Nihon Dempa Kogyo Co., Ltd.	72,400	3,355,381
#	Nihon Inter Electronics Corp.	94,700	251,291
	Nippon Avionics Co., Ltd.	83,000	244,046
	Nippon Ceramic Co., Ltd.	89,000	1,230,525
	Nippon Chemi-Con Corp.	443,000	2,790,400
	Nippon Systemware Co., Ltd.	30,000	167,777
	Nissho Electronics Corp.	81,600	514,080
	Nohmi Bosai, Ltd.	191,000	1,205,295
	NS Solutions Corp.	38,600	1,120,324
	NSD Co., Ltd.	178,600	2,583,661
	Okaya Electric Industries Co., Ltd.	73,000	529,993
# *	Oki Electric Industry Co., Ltd.	1,850,000	3,154,502
	Ono Sokki Co., Ltd.	105,000	677,247
	Origin Electric Co., Ltd.	107,000	602,131
#	Osaki Electric Co., Ltd.	131,000	679,076
	PCA Corp.	17,500	167,767
# *	Pixela Corp.	33,000	123,335
*	Pulstec Industrial Co., Ltd.	21,200	32,404
	Ricoh Elemex Corp.	77,000	639,340
	Rikei Corp.	22,500	50,054
	Riken Keiki Co., Ltd.	79,900	657,436
	Roland DG Corp.	61,400	3,134,111
	Ryoden Trading Co., Ltd.	155,000	1,201,030
	Ryosan Co., Ltd.	128,300	3,312,067
	Ryoyo Electro Corp.	110,900	1,649,215
#	Sanken Electric Co., Ltd.	267,000	1,422,116

21

	Sanko Co., Ltd.	22,000	108,982
	Sanshin Electronics Co., Ltd.	111,000	1,487,369
#	Satori Electric Co., Ltd.	57,880	686,247
	Saxa Holdings, Inc.	194,000	348,933
	Sekonic Corp.	36,000	120,971
	Shindengen Electric Manufacturing Co., Ltd.	304,000	917,666
#	Shinkawa, Ltd.	70,200	1,063,978
	Shinko Shoji Co., Ltd.	78,000	906,808
	Shizuki Electric Co., Inc.	103,000	369,600
	Siix Corp.	43,000	1,145,207
	SMK Corp.	272,000	2,299,002
	Sokkisha Co., Ltd.	107,000	431,182
#	Sorun Corp.	95,100	532,446
*	SPC Electronics Corp.	48,200	96,882
	SRA Holdings	51,000	871,989
	Star Micronics Co., Ltd.	114,100	3,030,368
#	Sumida Corp.	67,949	993,896
#	Sumisho Computer Systems Corp.	172,700	2,808,461
#	SUNX, Ltd.	120,600	833,857
	SystemPro Co., Ltd.	348	265,806
	Tachibana Eletech Co., Ltd.	64,100	598,280
#	Tamura Corp.	260,000	1,459,433
# *	Teac Corp.	872,000	766,808
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	666,416
#	TIS, Inc.	158,600	3,150,747
	TKC Corp.	103,300	1,837,189
# *	Toko, Inc.	309,000	634,786
	Tokyo Denpa Co., Ltd.	24,900	298,763
	Tokyo Electron Device, Ltd.	361	633,459
#	Tokyo Seimitsu Co., Ltd.	68,400	1,744,375
#	Tomen Electronics Corp.	51,900	670,561
#	Tose Co., Ltd.	23,100	253,327
	Totoku Electric Co., Ltd.	129,000	169,892
	Toukei Computer Co., Ltd.	28,410	411,970
	Towa Corp.	74,800	757,676
#	Toyo Corp.	113,600	1,497,586
#	Trans Cosmos, Inc.	167,900	1,686,111
	Trinity Industrial Corp.	56,000	349,876
	Tsuzuki Densan Co., Ltd.	22,500	84,987
#	Uniden Corp.	221,000	1,325,254
# *	Union Holdings Co., Ltd.	148,000	183,946
	XNET Corp.	91	113,267
	Yamaichi Electronics Co., Ltd.	64,400	257,470
	Yaskawa Information Systems Corp.	40,000	158,642
	Ye Data, Inc.	43,000	81,835
#	Yokowo Co., Ltd.	71,300	454,454
#	Zuken, Inc.	97,700	1,072,403
Total Information Technology			184,155,698

Materials — (8.4%)
	Achilles Corp.	688,000	1,008,350
	Adeka Corp.	359,000	3,804,224
	Agro-Kanesho Co., Ltd.	7,000	53,335
#	Aichi Steel Corp.	376,000	2,101,935
	Arakawa Chemical Industries, Ltd.	69,500	758,098

22

	Aronkasei Co., Ltd.	127,000	542,536
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,051,610
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	858,196
	Chugai Mining Co., Ltd.	875,900	326,414
	Chugoku Marine Paints, Ltd.	238,000	2,660,057
#	Chugokukogyo Co., Ltd.	105,000	119,671
*	Co-Op Chemical Co., Ltd.	163,000	184,286
#	Dai Nippon Toryo, Ltd.	501,000	699,617
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	465,428
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	305,601
#	Daiken Corp.	450,000	1,221,008
#	Daiki Aluminium Industry Co., Ltd.	148,000	556,905
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,467,102
#	Daio Paper Corp.	446,000	3,897,676
#	Daiso Co., Ltd.	383,000	1,360,118
	DC Co., Ltd.	117,000	392,252
	Dijet Industrial Co., Ltd.	81,000	161,030
	Dynapac Co., Ltd.	25,000	85,750
	FP Corp.	77,300	2,655,510
#	Fujikura Kasei Co., Ltd.	97,000	835,342
	Fumakilla, Ltd.	87,000	245,470
	Godo Steel, Ltd.	556,000	1,636,478
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	645,135
	Harima Chemicals, Inc.	80,000	408,051
#	Hodogaya Chemical Co., Ltd.	288,000	774,248
	Hokkan Holdings, Ltd.	215,000	676,152
	Hokko Chemical Industry Co., Ltd.	90,000	328,561
#	Hokuetsu Paper Mills, Ltd.	658,000	3,104,400
	Hokushin Co., Ltd.	64,000	188,450
	Honshu Chemical Industry Co., Ltd.	35,000	190,375
	Ihara Chemical Industry Co., Ltd.	155,000	362,943
#	ISE Chemicals Corp.	88,000	773,053
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,132,160
#	Ishii Iron Works Co., Ltd.	110,000	226,240
	Japan Carlit Co., Ltd.	59,800	293,326
#	JSP Corp.	109,600	1,156,035
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,159,005
	Kasei (C.I.) Co., Ltd.	119,000	322,270
	Katakura Chikkarin Co., Ltd.	43,000	114,648
	Kawasaki Kasei Chemicals, Ltd.	121,000	224,577
# *	Kishu Paper Co., Ltd.	267,000	391,903
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,203,042
#	Kohsoku Corp.	64,500	384,090
	Konishi Co., Ltd.	69,300	618,181
	Kumiai Chemical Industry Co., Ltd.	296,000	527,768
	Kureha Corp.	660,000	3,503,398
#	Kurimoto, Ltd.	458,000	899,119
#	Kurosaki Harima Corp.	293,000	835,279
#	Lintec Corp.	46,400	741,385
#	MEC Co., Ltd.	62,800	660,936
	Mesco, Inc.	30,000	189,612
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,550,798
	Mitsubishi Shindoh Co., Ltd.	200,000	560,459
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,279,745
# *	Mitsui Mining Co., Ltd.	793,500	2,829,689

23

#	Mory Industries, Inc.	154,000	553,462
#	Nakabayashi Co., Ltd.	185,000	344,496
	Nakayama Steel Works, Ltd.	454,000	1,005,702
#	Neturen Co., Ltd., Tokyo	158,000	1,984,148
	Nichia Steel Works, Ltd.	179,900	686,172
#	Nichireki Co., Ltd.	96,000	313,612
	Nifco, Inc.	171,000	4,197,452
	Nihon Kagaku Sangyo Co., Ltd.	81,000	628,492
#	Nihon Matai Co., Ltd.	111,000	174,760
#	Nihon Nohyaku Co., Ltd.	224,000	1,484,931
	Nihon Parkerizing Co., Ltd.	235,000	3,363,342
	Nihon Seiko Co., Ltd.	18,000	45,405
*	Nippon Carbide Industries Co., Inc.	201,000	435,289
	Nippon Chemical Industrial Co., Ltd.	288,000	787,759
#	Nippon Chutetsukan K.K.	97,000	171,097
# *	Nippon Chuzo K.K.	136,000	239,944
#	Nippon Concrete Industries Co., Ltd.	157,000	326,821
	Nippon Denko Co., Ltd.	382,000	2,849,901
	Nippon Fine Chemical Co., Ltd.	93,000	670,758
	Nippon Foil Mfg., Co., Ltd.	51,000	84,160
#	Nippon Kasei Chemical Co., Ltd.	364,000	758,841
#	Nippon Kinzoku Co., Ltd.	227,000	650,962
#	Nippon Koshuha Steel Co., Ltd.	449,000	963,047
	Nippon Light Metal Co., Ltd.	846,000	1,505,657
#	Nippon Metal Industry Co., Ltd.	608,000	1,975,940
#	Nippon Paint Co., Ltd.	798,000	4,287,268
	Nippon Pigment Co., Ltd.	43,000	161,951
#	Nippon Pillar Packing Co., Ltd.	85,000	561,483
	Nippon Soda Co., Ltd.	539,000	2,349,786
#	Nippon Valqua Industries, Ltd.	321,000	1,090,278
	Nippon Yakin Kogyo Co., Ltd.	406,000	3,435,175
	Nittetsu Mining Co., Ltd.	288,000	2,116,979
	Nitto FC Co., Ltd.	72,000	376,185
	NOF Corp.	719,000	2,912,885
#	Okamoto Industries, Inc.	412,000	1,330,023
#	Okura Industrial Co., Ltd.	216,000	537,572
	Osaka Organic Chemical Industry, Ltd.	67,700	349,848
	Osaka Steel Co., Ltd.	151,000	2,090,646
	Riken Technos Corp.	202,000	558,240
#	S Science Co., Ltd.	3,265,000	473,544
#	S.T. Chemical Co., Ltd.	102,700	1,301,246
	Sakai Chemical Industry Co., Ltd.	364,000	1,626,996
	Sakata INX Corp.	219,000	1,178,140
	Sanyo Chemical Industries, Ltd.	410,000	2,362,080
#	Sanyo Special Steel Co., Ltd.	582,000	4,070,941
	Sekisui Plastics Co., Ltd.	352,000	1,123,091
	Shikoku Chemicals Corp.	207,000	1,004,761
	Shinagawa Refractories Co., Ltd.	229,000	803,509
#	Shin-Etsu Polymer Co., Ltd.	286,100	2,161,961
	Shinko Wire Co., Ltd.	189,000	366,314
	Showa Tansan Co., Ltd.	49,000	150,303
	Somar Corp.	43,000	158,238
#	Stella Chemifa Corp.	43,200	1,023,801
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	2,052,004
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,275,999

24

	Sumitomo Pipe & Tube Co., Ltd.	111,000	881,853
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,097,611
#	Taisei Lamick Co., Ltd.	18,900	413,941
	Takasago International Corp.	348,000	2,603,465
	Takiron Co., Ltd.	249,000	619,452
	Tayca Corp.	154,000	471,935
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,997,256
#	The Pack Corp.	67,900	1,104,168
# *	Titan Kogyo Kabushiki Kaisha	59,000	99,771
	Toagosei Co., Ltd.	921,000	3,044,684
	Toda Kogyo Corp.	162,000	698,416
	Tohcello Co., Ltd.	119,000	813,984
#	Toho Zinc Co., Ltd.	436,000	3,031,706
# *	Tokushu Tokai Holdings Co., Ltd.	518,580	1,154,226
#	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,592,704
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,101,510
	Tokyo Tekko Co., Ltd.	162,000	768,349
	Tomoegawa Paper Co., Ltd.	125,000	332,097
	Tomoku Co., Ltd.	302,000	630,602
	Topy Industries, Ltd.	768,000	2,061,429
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,884,512
	Toyo Kohan Co., Ltd.	335,000	1,795,901
	TYK Corp.	145,000	290,565
#	Ube Material Industries, Ltd.	282,000	924,301
	Wood One Co., Ltd.	173,000	971,452
	Yamamura Glass Co., Ltd.	369,000	845,070
	Yodogawa Steel Works, Ltd.	657,000	3,584,856
	Yuki Gosei Kogyo Co., Ltd.	49,000	138,375
#	Yushiro Chemical Industry Co., Ltd.	53,000	942,416
Total Materials			167,099,036

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	215,000	564,712
	Hokuriku Gas Co., Ltd.	99,000	273,233
#	Okinawa Electric Power Co., Ltd.	61,171	3,304,083
#	Saibu Gas Co., Ltd.	1,331,000	3,291,624
	Shizuoka Gas Co., Ltd.	265,000	1,348,325
	Tokai Corp.	265,000	989,859
Total Utilities			9,771,836

TOTAL COMMON STOCKS			1,495,534,944

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $930,000 FNMA 5.58%, 03/25/37, valued at $683,309) to be repurchased at $673,249	$673	673,000

25

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (24.7%)
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $51,900,287 FNMA 5.500%, 06/01/37 & 6.000%, 01/01/37, valued at $51,000,001) to be repurchased at $50,019,292	$50,000	$50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $43,996,497 FHLMC 5.000%, 05/01/36 & 5.000%, 03/01/37, valued at $41,166,352) to be repurchased at $40,374,740	40,359	40,359,168
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $571,743,348 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 10/01/22 to 10/01/27 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/19 to 11/01/37, valued at $409,776,299) to be repurchased at $401,892,339	401,737	401,737,335

TOTAL SECURITIES LENDING COLLATERAL			492,096,503

TOTAL INVESTMENTS - (100.0%) (Cost $2,055,755,063)			$1,988,304,447

See accompanying Notes to Financial Statements.

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (44.4%)
COMMON STOCKS — (44.4%)
	A.I., Ltd.	173,083	$42,930
#	ABB Grain, Ltd.	730,107	5,418,163
*	Adacel Technologies, Ltd.	113,249	67,883
*	Adamus Resources, Ltd.	532,491	326,898
#	ADCorp Australia, Ltd.	229,411	80,417
	Adelaide Brighton, Ltd.	2,191,287	6,978,122
# *	Admiralty Resources NL	3,945,183	1,590,499
	Adtrans Group, Ltd.	32,047	147,100
# *	AED Oil, Ltd.	417,895	1,596,605
	Aevum, Ltd.	393,598	988,252
*	Agenix, Ltd.	707,478	103,836
# *	Aim Resources, Ltd.	4,675,484	770,433
*	Ainsworth Game Technology, Ltd.	393,653	107,487
	AJ Lucas Group, Ltd.	214,698	704,966
*	Alchemia, Ltd.	565,630	336,400
#	Alesco Corp., Ltd.	307,036	2,722,754
*	Alkane Resources, Ltd.	782,100	215,492
# *	Allegiance Mining NL	2,762,269	1,655,959
# *	Alliance Resources, Ltd.	1,027,029	1,332,311
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	122,344
*	Amadeus Energy, Ltd.	819,137	537,272
	Amalgamated Holdings, Ltd.	370,491	2,155,070
	Amcom Telecommunications, Ltd.	1,135,725	215,706
	Ammtec, Ltd.	8,165	29,088
*	Andean Resources, Ltd.	1,528,898	2,457,408
*	Anglo Australian Resources NL	1,799,335	153,540
	Ansell, Ltd.	735,509	7,519,974
# *	Antares Energy, Ltd.	627,352	253,884
# *	Anzon Australia, Ltd.	1,313,500	1,839,944
	AP Eagers, Ltd.	34,403	465,167
#	APA Group	1,859,764	6,066,245
# *	Aquila Resources, Ltd.	463,160	3,773,609
# *	Arana Therapeutics, Ltd.	686,367	698,498
#	ARB Corporation, Ltd.	311,295	1,164,640
# *	ARC Energy, Ltd.	1,435,827	1,779,125
	Ariadne Australia, Ltd.	291,838	149,403
# *	Arrow Energy NL	2,520,200	6,867,628
#	ASG Group, Ltd.	167,393	265,113
*	Asian Pacific, Ltd.	124,219	10,364
#	Aspen Group	998,011	2,426,759
#	Astron, Ltd.	75,215	162,077
	Atlas Group Holding, Ltd.	469,001	304,905
#	Atlas South Sea Pearl, Ltd.	82,585	28,556
*	Aurora Oil and Gas, Ltd.	589,181	239,681

1

	Ausdrill, Ltd.	631,738	1,326,951
	Ausmelt, Ltd.	44,782	55,028
#	Austal, Ltd.	791,629	1,865,305
# *	Austar United Communications, Ltd.	5,107,520	7,060,198
	Austereo Group, Ltd.	1,574,384	3,422,580
*	Austpac Resources NL	2,298,702	234,478
	Australand Property Group	256,885	544,885
#	Australian Agricultural Co., Ltd.	1,071,549	3,213,403
#	Australian Infrastructure Fund	1,930,563	5,638,865
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,762,579
*	Australian Worldwide Exploration, Ltd.	2,309,549	6,936,609
*	Auto Group, Ltd.	41,309	—
#	Automotive Holdings Group	159,878	538,545
# *	Autron Corporation, Ltd.	989,247	67,708
*	Avexa, Ltd.	167,778	84,810
#	AVJennings, Ltd.	935,484	958,531
#	AWB, Ltd.	1,445,326	3,507,900
# *	Babcock & Brown Communities, Ltd.	2,830,777	2,453,436
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	231,087
*	Ballarat South Gold, Ltd.	1,996	15,907
#	Bank of Queensland, Ltd.	533,264	8,598,824
#	Beach Petroleum, Ltd.	4,600,716	5,863,973
*	Beaconsfield Gold NL	89,078	20,350
# *	Becton Property Group	738,481	3,135,610
# *	Bemax Resources, Ltd.	3,453,449	733,486
#	Bendigo Bank, Ltd. (6091280)	723,717	11,093,251
*	Bendigo Bank, Ltd. (B29HBV3)	476,879	7,075,429
# *	Bendigo Mining, Ltd.	2,274,874	668,690
	Beyond International, Ltd.	61,256	75,738
# *	Biota Holdings, Ltd.	940,673	1,065,302
	Blackmores, Ltd.	67,950	1,322,010
*	Blina Diamonds, Ltd.	15,073	2,818
*	BMA Gold, Ltd.	710,924	65,925
# *	Bolnisi Gold NL	1,170,501	3,324,932
#	Boom Logistics, Ltd.	859,852	1,645,232
# *	Boulder Steel, Ltd.	1,667,795	468,050
# *	BQT Solutions, Ltd.	659,898	100,166
	Bradken, Ltd.	502,909	6,035,808
*	Breakaway Resporces. Ltd.	692,280	385,039
#	Brickworks, Ltd.	89,991	1,064,953
	BSA, Ltd.	468,015	287,635
#	Cabcharge Australia, Ltd.	507,952	4,958,168
*	Calliden Group, Ltd.	633,393	302,645
#	Campbell Brothers, Ltd.	235,374	7,008,980
	Candle Australia, Ltd.	246,922	518,176
*	Cape Range Wireless, Ltd.	3,581,304	12,651
# *	Capral Aluminium, Ltd.	743,515	234,597
	Cardno, Ltd.	229,725	1,566,066
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,272,920
*	Carnegie Corp., Ltd.	706,760	109,851
	Cash Converters International, Ltd.	1,086,054	384,233
# *	CBH Resources, Ltd.	3,703,116	1,963,758
	CDS Technologies, Ltd.	13,276	11,138
#	CEC Group, Ltd.	181,927	395,149
#	Cedar Woods Properties, Ltd.	92,313	406,993

2

*	Cellestis, Ltd.	395,742	873,822
*	Cellnet Group, Ltd.	154,345	75,410
# *	Centamin Egypt, Ltd.	1,755,553	2,217,572
#	Centennial Coal Co., Ltd.	1,430,060	5,960,721
*	Ceramic Fuel Cells, Ltd.	1,152,980	719,736
	Chandler Macleod, Ltd.	86,879	68,717
#	Charter Hall Group	1,574,378	3,710,106
*	Chemeq, Ltd.	166,742	12,222
# *	ChemGenex Pharmaceuticals, Ltd.	576,457	544,260
*	Circadian Technologies, Ltd.	64,591	68,630
# *	Citigold Corp., Ltd.	3,037,923	1,248,016
#	City Pacific, Ltd.	664,429	2,157,686
*	Clinical Cell Culture, Ltd.	295,955	8,063
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	408,992
	Clive Peeters, Ltd.	23,012	34,360
# *	Clough, Ltd.	2,019,486	1,473,895
*	Clover Corp., Ltd.	269,348	35,742
	CMI, Ltd.	81,810	112,011
*	CO2 Group, Ltd.	780,559	427,929
#	Coates Hire, Ltd.	1,227,266	7,108,082
	Codan, Ltd.	142,942	112,810
#	Coffey International, Ltd.	511,453	1,797,725
	Collection House, Ltd.	385,044	239,771
#	Commander Communications, Ltd.	929,503	263,860
# *	Compass Resources NL	523,704	1,473,231
*	ComTel Corp., Ltd.	2,410,294	40,840
*	Coneco, Ltd.	27,850	5,958
#	ConnectEast Group	6,458,097	9,638,821
# *	Conquest Mining, Ltd.	1,039,761	638,618
#	Consolidated Minerals, Ltd.	833,699	3,609,598
#	Consolidated Rutile, Ltd.	1,468,122	673,941
*	Coplex Resources NL	231,400	18,392
# *	Copperco, Ltd.	1,811,991	1,415,474
#	Corporate Express Australia, Ltd.	743,408	4,137,474
#	Count Financial, Ltd.	1,080,892	2,740,213
	Coventry Group, Ltd.	136,019	431,157
#	CP1, Ltd.	471,500	254,878
*	CPI Group, Ltd.	68,585	29,261
	Crane Group, Ltd.	340,809	5,039,487
#	Credit Corp. Group, Ltd.	191,655	889,509
*	Crescent Gold, Ltd.	1,124,856	416,748
*	Croesus Mining NL	58,537	213,250
# *	CuDeco, Ltd.	419,252	1,415,148
# *	Cue Energy Resources, Ltd.	452,354	90,184
# *	Customers, Ltd.	5,543,725	885,124
*	Cytopia, Ltd.	187,724	95,267
	Danks Holdings, Ltd.	10,425	73,051
	Data#3, Ltd.	5,572	37,923
#	David Jones, Ltd.	2,333,382	10,347,237
# *	Deep Yellow, Ltd.	5,006,288	1,605,879
#	Devine, Ltd.	721,548	863,912
# *	Dioro Exploration NL (6482044)	178,366	283,526
*	Dioro Exploration NL (B24HVF2)	92,486	16,336
	DKN Financial Group, Ltd.	916	1,253
#	Dominion Mining, Ltd.	448,179	1,906,513

3

	Downer EDI, Ltd.	1,571,249	6,853,889
*	Dragon Mining, Ltd.	1,665,100	194,015
*	Drillsearch Energy, Ltd.	2,197,169	234,867
#	DUET Group	2,936,441	8,757,139
	Dyno Nobel, Ltd.	3,942,400	8,595,207
# *	Eastern Star Gas, Ltd.	2,177,532	838,658
*	Ellex Medical Lasers, Ltd.	162,000	122,115
# *	Emporer Mines, Ltd.	1,284,668	80,210
#	Energy Developments, Ltd.	619,845	1,973,413
# *	Energy World Corp., Ltd.	4,711,617	4,213,427
*	engin, Ltd.	674,773	71,798
#	Envestra, Ltd.	3,694,627	3,221,190
*	Envirozel, Ltd.	710,966	359,005
#	Equigold NL	747,635	2,086,189
# *	ERG, Ltd.	3,388,940	265,844
# *	Espreon, Ltd.	178,000	89,745
#	Euroz, Ltd.	4,019	18,127
# *	Falcon Minerals, Ltd.	595,369	150,246
	Fantastic Holdings, Ltd.	363,333	1,370,315
	Felix Resources, Ltd.	790,316	5,608,676
*	Fig Tree Developments, Ltd.	20,365	4,105
*	First Australian Resources, Ltd.	1,610,976	185,843
#	FKP Property Group	1,209,044	7,830,984
#	Fleetwood Corp., Ltd.	249,410	2,367,084
#	Flight Centre, Ltd.	350,031	9,087,454
	Forest Enterprises Australia, Ltd.	1,513,062	850,615
*	Forge Group, Ltd.	170,828	212,541
#	Funtastic, Ltd.	678,385	409,079
*	Fusion Resources, Ltd.	7,950	6,906
#	Futuris Corp., Ltd.	3,100,588	5,822,185
*	Gale Pacific, Ltd.	125,851	53,732
	Gazal Corp., Ltd.	104,542	201,390
# *	Genetic Technologies, Ltd.	830,383	114,308
# *	Geodynamics, Ltd.	787,668	1,414,508
# *	Gindalbie Metals, Ltd.	1,817,381	2,158,977
# *	Giralia Resources NL	599,030	828,453
*	Glengarry Resources, Ltd.	768,955	127,228
*	Globe International, Ltd.	88,283	90,013
*	Golden Gate Petroleum, Ltd.	797,686	247,342
*	Goldsearch, Ltd.	1,044,199	86,572
*	Goldstream Mining NL	564,840	330,631
	Gowing Bros., Ltd.	79,311	267,261
#	Graincorp, Ltd. Series A	240,483	1,990,036
# *	Grange Resources, Ltd.	422,979	940,986
	GRD, Ltd.	868,801	1,612,848
#	Great Southern, Ltd.	1,324,686	2,530,672
#	GUD Holdings, Ltd.	370,273	3,570,730
#	Gunns, Ltd.	1,892,783	6,377,991
*	GVM Metals, Ltd.	161,382	259,022
#	GWA International, Ltd.	1,166,276	3,910,904
	Hastie Group, Ltd.	471,007	1,878,865
*	Havilah Resources NL	280,570	431,882
#	Healthscope, Ltd.	1,017,571	4,915,299
# *	Herald Resources, Ltd.	872,076	1,196,917
# *	Heron Resources, Ltd.	673,833	816,553

4

	HGL, Ltd.	99,995	201,924
# *	Highlands Pacific, Ltd.	2,651,500	374,358
#	Hills Industries, Ltd.	745,813	4,220,577
#	Home Building Society, Ltd.	130,458	2,041,886
# *	Horizon Oil, Ltd.	3,227,717	1,001,221
# *	Housewares International, Ltd.	521,039	1,018,124
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	322,968
*	Hyro, Ltd.	1,500,097	258,311
#	IBA Health, Ltd.	2,008,834	1,687,569
*	ICSGlobal, Ltd.	177,934	36,437
	IDT Australia, Ltd.	82,205	173,112
#	iiNet, Ltd.	487,339	881,168
#	Iluka Resources, Ltd.	1,247,800	4,775,703
#	Imdex, Ltd.	812,684	1,754,092
*	Imugene, Ltd.	474,785	62,602
	Incitec Pivot, Ltd.	218,180	17,572,572
#	Independence Group NL	518,674	3,782,855
*	Independent Practitioner Network, Ltd.	457,414	105,551
*	Indo Mines, Ltd.	108,199	125,015
# *	Indophil Resources NL	1,510,858	1,256,229
#	Industrea, Ltd.	2,956,173	1,977,677
#	Infomedia, Ltd.	1,375,074	634,837
	Integrated Research, Ltd.	261,513	91,198
*	Intellect Holdings, Ltd.	48,362	3,497
*	Intermoco, Ltd.	2,462,900	109,670
*	Intrepid Mines, Ltd.	320,115	84,972
*	Investika, Ltd.	3,500	13,901
#	Invocare, Ltd.	489,256	3,007,450
#	IOOF Holdings, Ltd.	317,638	2,520,660
#	Iress Market Technology, Ltd.	518,955	3,940,362
*	Ixla, Ltd.	89,921	1,826
# *	Jabiru Metals, Ltd.	1,898,193	2,307,083
#	JB Hi-Fi, Ltd.	516,355	7,421,459
*	Jervois Mining, Ltd.	3,501,013	61,887
	Jubilee Mines NL	494,194	10,101,311
*	Jumbuck Entertainment, Ltd.	7,000	5,309
#	Just Group, Ltd.	911,500	4,272,185
	K&S Corp., Ltd.	149,522	463,470
#	Kagara Zinc, Ltd.	831,710	4,738,477
*	Keycorp, Ltd.	215,466	61,897
# *	Kimberley Diamond Co. NL	1,696,958	1,044,706
# *	Kings Minerals NL	1,634,196	898,261
# *	Kingsgate Consolidated, Ltd.	379,955	1,652,689
	Kresta Holdings, Ltd.	507,262	134,349
*	Lafayette Mining, Ltd.	1,963,956	27,751
*	Lakes Oil NL	11,368,868	90,652
*	Lednium, Ltd.	195,019	13,778
	Lemarne Corp., Ltd.	30,790	91,070
*	Leyshon Resources, Ltd.	103,357	63,780
# *	Life Therapeutics, Ltd.	393,649	122,797
	Lighting Corp., Ltd.	180,200	157,462
*	Longreach Group, Ltd.	92,007	2,122
	Lycopodium, Ltd.	45,700	193,403
# *	Lynas Corp., Ltd.	2,473,985	2,261,998
#	MacArthur Coal, Ltd.	764,173	6,097,719

5

#	MacMahon Holdings, Ltd.	2,415,280	4,185,160
# *	Macmin Silver, Ltd.	2,087,514	424,815
#	Macquarie Media Group, Ltd.	864,252	3,291,109
*	Macquarie Telecom Group, Ltd.	35,019	32,356
# *	Marion Energy, Ltd.	1,131,083	987,865
	Maryborough Sugar Factory, Ltd.	2,560	5,684
	MaxiTRANS Industries, Ltd.	786,246	432,298
# *	McGuigan Simeon Wines, Ltd.	528,112	751,315
	McMillan Shakespeare, Ltd	194,418	730,449
	McPherson’s, Ltd.	299,138	976,094
*	Mega Uranium	48,090	268,161
#	Melbourne IT, Ltd.	362,091	1,096,547
*	Mercury Mobility, Ltd.	232,538	59,556
#	Mermaid Marine Australia, Ltd.	671,857	1,160,396
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	48,299
# *	Metal Storm, Ltd.	2,280,892	210,197
#	MFS Living and Leisure Group	612,226	489,264
#	MFS, Ltd.	674,980	2,922,018
# *	Midwest Corp., Ltd.	926,668	3,353,330
*	Mikoh Corp., Ltd.	611,820	419,170
	Mincor Resources NL	966,747	3,859,285
# *	Mineral Deposits, Ltd.	1,692,957	1,963,435
	Mitchell Communications Group, Ltd.	1,108,939	1,149,221
*	Molopo Australia, Ltd.	568,933	437,245
#	Monadelphous Group, Ltd.	354,390	4,595,027
*	Morning Star Gold NL	25,000	7,564
	Mortgage Choice, Ltd.	529,000	1,072,567
*	Mosaic Oil NL	1,892,182	200,616
# *	Mount Gibson Iron, Ltd.	3,240,121	7,542,313
# *	Murchison Metals, Ltd.	1,368,522	4,864,911
# *	Murchison United NL	850,000	87,104
*	MXL, Ltd.	2,132,080	58,560
#	MYOB, Ltd.	1,540,742	1,871,449
	Namoi Cotton Cooperative, Ltd.	196,490	73,263
	National Can Industries, Ltd.	97,017	182,230
	National Hire Group, Ltd.	102,000	242,288
#	Navitas, Ltd.	1,153,075	2,134,628
#	New Hope Corp., Ltd.	3,651,457	7,688,886
# *	Nexus Energy, Ltd.	2,385,311	3,584,263
# *	Nido Petroleum, Ltd.	3,907,766	949,812
*	North Australian Diamonds, Ltd.	3,646,488	90,977
# *	Novogen, Ltd.	391,594	477,172
#	Nufarm, Ltd.	424,178	6,306,474
*	NuSep, Ltd.	17,442	2,681
# *	Nylex, Ltd.	173,801	366,682
#	Oakton, Ltd.	386,916	2,106,913
# *	Oceana Gold Corp.	435,555	1,052,539
# *	Orbital Corp., Ltd.	2,045,099	508,204
	OrotonGroup, Ltd.	79,968	290,845
#	Over Fifty Group, Ltd.	38,567	80,920
	Pacific Brands, Ltd.	2,646,694	7,322,544
# *	Pan Australian Resources, Ltd.	6,231,776	5,576,858
# *	Pan Pacific Petroleum NL	2,658,114	531,862
*	Panbio, Ltd.	58,078	32,738
	Paperlinx, Ltd.	2,344,452	5,048,540

6

*	Payce Consolidated, Ltd.	29,670	70,224
#	PCH Group, Ltd.	735,492	904,591
#	Peet, Ltd.	995,660	3,646,676
	Perilya, Ltd.	912,675	2,409,834
# *	Perseverance Corp., Ltd.	2,968,383	516,341
*	Petra Diamonds, Ltd.	65,193	217,059
# *	Petsec Energy, Ltd.	639,916	924,241
# *	Pharmaxis, Ltd.	834,099	3,057,495
#	Photon Group, Ltd.	230,372	1,345,942
*	Planet Gas, Ltd.	735,200	111,482
*	Plantcorp NL	4,329	—
*	Platinum Australia, Ltd.	849,581	1,870,958
	PMP, Ltd.	1,532,051	2,475,419
*	Polartechnics, Ltd.	475,707	181,588
#	Port Bouvard, Ltd.	794,505	1,421,446
# *	Portman, Ltd.	629,506	6,223,314
# *	Poseidon Nickel, Ltd.	670,939	708,014
	PPK Group, Ltd.	99,965	72,666
*	Prana Biotechnology, Ltd.	195,424	43,608
# *	Precious Metals Australia, Ltd.	403,073	705,040
#	Primary Health Care, Ltd.	579,048	6,353,132
#	Prime Television, Ltd.	421,327	1,384,935
# *	Progen Pharmaceuticals, Ltd.	190,880	450,509
	Programmed Maintenance Service, Ltd.	406,502	1,862,083
# *	pSvida, Ltd.	1,918,197	162,190
#	Ramsay Health Care, Ltd.	596,658	5,799,579
	Raptis Group, Ltd.	12,000	12,218
	RCR Tomlinson, Ltd.	542,680	1,162,279
	Reckon, Ltd.	141,500	165,816
#	Redflex Holdings, Ltd.	370,671	1,074,200
	Reece Australia, Ltd.	251,463	6,225,973
*	Renison Consolidated Mines NL	1,364,371	55,334
*	Repcol, Ltd.	554,848	49,001
# *	Resolute Mining, Ltd.	1,235,291	1,913,627
# *	Resource Pacific Holdings, Ltd.	1,191,832	2,481,264
#	Reverse Corp., Ltd.	236,664	893,929
#	Ridley Corp., Ltd.	1,224,862	1,257,396
# *	Riversdale Mining, Ltd.	804,086	7,046,244
# *	Roc Oil Co., Ltd.	1,536,896	4,097,163
	Rock Building Society, Ltd.	25,092	109,062
	Ross Human Directions, Ltd.	143,511	71,402
#	Ruralco Holdings, Ltd.	69,600	254,515
#	SAI Global, Ltd.	678,767	1,720,006
*	Salinas Energy, Ltd.	865,265	459,139
#	Sally Malay Mining, Ltd.	840,477	3,841,877
#	Salmat, Ltd.	761,346	2,736,756
*	Samson Oil & Gas, Ltd.	677,329	114,148
	Schaffer Corp., Ltd.	33,766	277,864
	SDI, Ltd.	374,482	133,165
	Seek, Ltd.	639,269	4,483,173
#	Select Harvests, Ltd.	179,659	1,254,649
# *	Senetas Corp., Ltd.	1,846,596	151,199
#	Servcorp, Ltd.	288,950	1,322,799
#	Service Stream, Ltd.	735,094	1,316,447
*	Shield Mining, Ltd.	72,292	18,017

7

	Sigma Pharmaceuticals, Ltd.	600,000	869,064
# *	Silex System, Ltd.	590,711	3,742,281
# *	Sino Gold Mining, Ltd.	722,503	4,483,400
*	Sino Strategic International, Ltd.	130,864	122,038
*	Sipa Resources International NL	250,000	25,310
# *	Sirtex Medical, Ltd.	216,786	955,873
#	Skilled Group, Ltd.	432,647	2,066,574
#	SMS Management & Technology, Ltd.	292,441	1,879,756
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	549,098
	Specialty Fashion Group, Ltd.	807,082	1,073,664
*	Sphere Investments, Ltd. (6162272)	544,213	1,654,804
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	904,373	3,649,650
*	ST Synergy, Ltd.	33,420	16,233
# *	St. Barbara, Ltd.	3,302,450	2,284,485
	Staging Connections Group, Ltd.	307,232	271,719
*	Starpharma Holdings, Ltd.	497,958	174,231
#	Straits Resources, Ltd.	799,500	4,665,771
*	Strategic Minerals Corp. NL	358,100	21,258
	Structural Systems, Ltd.	177,188	574,987
	Stuart Petroleum, Ltd.	201,731	205,219
#	STW Communications Group, Ltd.	865,493	1,894,671
*	Sundance Resources, Ltd.	5,993,157	2,677,469
#	Sunland Group, Ltd.	1,328,124	4,853,625
	Super Cheap Auto Group, Ltd.	531,010	2,048,821
#	Sydney Attractions Group, Ltd.	83,777	481,292
*	Symex Holdings, Ltd.	355,611	184,575
	Talent2 International, Ltd.	474,826	1,220,348
# *	Tamaya Resources, Ltd.	4,860,972	1,080,475
*	Tandou, Ltd.	10,230	3,588
*	Tap Oil, Ltd.	721,216	1,588,141
#	Tassal Group, Ltd.	524,293	1,758,722
	Technology One, Ltd.	1,346,767	1,315,343
#	Ten Network Holdings, Ltd.	1,658,273	4,092,080
	TFS Corp., Ltd.	817,667	700,026
	Thakral Holdings Group	2,527,142	2,485,462
	The Reject Shop, Ltd.	114,737	1,318,091
#	Timbercorp, Ltd.	1,291,189	1,972,534
*	TNG, Ltd.	577,349	237,839
*	Tooth & Co., Ltd.	153,000	14,323
*	Tower Australia Group, Ltd.	626,340	1,487,810
*	Tox Free Solutions, Ltd.	303,107	647,552
#	Transfield Services, Ltd.	768,280	10,484,904
#	Troy Resources NL	269,313	765,072
	Trust Co., Ltd.	80,260	832,127
*	Unilife Medical Solutions, Ltd.	544,389	185,026
*	Union Resources, Ltd.	1,290,000	20,536
	UXC, Ltd.	898,950	1,586,770
# *	Ventracor, Ltd.	1,048,486	650,560
*	View Resources, Ltd.	1,283,369	261,273
	Village Roadshow, Ltd.	604,343	1,588,500
	Virgin Blue Holdings, Ltd.	460,553	903,013
#	Vision Group Holdings, Ltd.	303,376	899,739
	Washington H. Soul Pattinson & Co., Ltd.	14,664	119,632

8

#	Watpac, Ltd.	466,520	1,984,465
#	Wattyl, Ltd.	407,907	951,635
	Webjet, Ltd.	408,181	643,115
	Webster, Ltd.	149,458	237,597
*	Wedgetail Mining, Ltd.	904,454	104,909
*	Wentworth Holdings, Ltd.	316,666	59,785
# *	Western Areas NL	694,336	3,629,531
#	WHK Group, Ltd.	1,123,295	2,292,851
	Wide Bay Australia, Ltd.	52,118	576,781
	Willmott Forests, Ltd.	51,672	76,401
*	Zinc Co. Australia, Ltd.	60,894	13,034
TOTAL COMMON STOCKS			732,533,314

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd.- Series A	334,417	874,994

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Options 06/30/11	27,831	2,827
*	Ainsworth Game Technology, Ltd. Rights 12/14/07	157,461	—
*	Alkane Resources, Ltd. Rights 12/21/07	156,420	—
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	30,038
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Cellnet Group, Ltd. Rights 12/19/07	61,738	176
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,472
*	Chrome Corp., Ltd. Options 09/30/06	1,600	41
*	Clough, Ltd. Rights 12/24/07	403,897	153,382
*	Cluff Resources Pacific NL Options 11/30/08	303,915	671
*	Havilah Resources NL Warrants 04/30/10	2,017	1,870
*	Mosiac Oil NL Rights 12/12/07	189,218	—
*	Oceana Gold Corp. Options 01/01/09	75,419	24,311
TOTAL RIGHTS/WARRANTS			219,788

TOTAL — AUSTRALIA			733,628,096

HONG KONG — (14.6%)
COMMON STOCKS — (14.5%)
*	139 Holdings, Ltd.	620,000	43,744
	ABC Communications (Holdings), Ltd.	930,000	67,442
	Aeon Credit Service (Asia) Co., Ltd.	740,000	661,911
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	481,600
	Alco Holdings, Ltd.	1,468,000	692,476
	Allan International Holdings	592,000	95,733
#	Allied Group, Ltd.	683,200	4,044,593
	Allied Properties, Ltd.	12,686,000	5,673,199
*	A-Max Holdings, Ltd.	16,500,000	306,087
*	Applied Development Holdings, Ltd.	1,243,000	78,535
*	APT Satellite Holdings, Ltd.	850,000	225,294
*	Artfield Group, Ltd.	466,000	100,202
	Arts Optical International Holdings	730,000	284,257
*	Asia Commercial Holdings, Ltd.	131,040	15,121
#	Asia Financial Holdings, Ltd.	2,768,908	1,482,242
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,881,030
	Asia Standard Hotel, Ltd.	26,194,087	338,199

9

	Asia Standard International Group, Ltd.	17,594,216	648,695
*	Asia TeleMedia, Ltd.	2,832,000	104,573
*	Asian Union New Media Group, Ltd.	28,920,000	586,950
*	Associated International Hotels, Ltd.	974,000	1,811,762
	Automated Systems Holdings, Ltd.	340,000	102,309
*	B.A.L. Holdings, Ltd.	243	6
	Baltrans Holdings, Ltd.	676,000	437,817
*	Beijing Development (Hong Kong), Ltd.	166,000	86,828
*	Bestway International Holdings, Ltd.	446,600	24,698
*	Bio Beauty Group Reserved Shares	46,291	—
*	Bossini International Holdings, Ltd.	3,871,500	188,732
*	Build King Holdings, Ltd.	225,756	12,176
# *	Burwill Holdings, Ltd.	2,553,200	344,856
#	Cafe de Coral Holdings, Ltd.	1,516,000	3,298,674
*	Capital Estate, Ltd.	20,870,000	345,474
	Capital Strategic Investment, Ltd.	12,032,500	637,271
	CASH Financial Services Group, Ltd.	597,825	50,296
*	Casil Telecommunications Holdings, Ltd.	1,988,000	182,720
*	CATIC International Holdings, Ltd.	5,332,000	268,170
	CCT Telecom Holdings, Ltd.	1,724,970	282,528
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	233,677
#	Century City International, Ltd.	43,326,000	870,295
	Champion Technology Holdings, Ltd.	4,271,748	858,739
	Chen Hsong Holdings, Ltd.	1,576,000	986,365
	Cheuk Nang (Holdings), Ltd.	416,825	372,111
	Chevalier International Holdings, Ltd.	733,482	819,425
	Chevalier Pacific Holdings, Ltd.	355,250	182,106
*	China Best Group Holding, Ltd.	11,370,000	193,935
*	China Digicontent Co., Ltd.	2,710,000	3,481
	China Electronics Corp. Holdings Co., Ltd.	890,250	439,921
# *	China Grand Forestry Resources Group, Ltd.	10,932,000	3,208,302
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	211,649
*	China Investments Holdings, Ltd.	210,000	9,547
#	China Metal International Holdings, Ltd.	2,844,000	989,473
*	China Motion Telecom International, Ltd.	5,080,000	236,489
	China Motor Bus Co., Ltd.	74,000	628,490
# *	China Oil & Gas Group, Ltd.	1,573,200	162,489
	China Oriental Group Co., Ltd.	6,922,974	4,801,477
# *	China Renji Medical Group, Ltd.	21,492,000	444,408
	China Resources Logic, Ltd.	7,086,000	1,325,484
*	China Rise International Holdings, Ltd.	1,112,000	79,980
*	China Sciences Conservational Power, Ltd.	210,400	19,457
*	China Sci-Tech Holdings, Ltd.	4,030,600	174,669
# *	China Seven Star Shopping, Ltd.	8,410,000	303,848
	China Shineway Pharmaceutical Group, Ltd.	1,533,800	1,104,664
# *	China Solar Energy Holdings, Ltd.	9,802,905	655,680
*	China Star Entertainment, Ltd.	660,438	12,200
*	China Timber Resources Group, Ltd.	16,551,680	543,648
*	China WindPower Group, Ltd.	183,400	12,510
#	China Wireless Technologies, Ltd.	5,152,000	794,875
# *	China Zenith Chemical Group, Ltd.	8,037,500	504,015
	China Zirconium, Ltd.	1,164,000	207,909
*	Chinese People Gas Holdings Co., Ltd.	7,760,000	500,847
	Chinney Investments, Ltd.	1,144,000	151,745
	Chitaly Holdings, Ltd.	550,000	93,839

10

#	Chong Hing Bank, Ltd.	1,197,000	2,792,343
	Chow Sang Sang Holdings	1,513,680	2,001,536
#	Chu Kong Shipping Development, Ltd.	1,584,000	342,603
	Chuang’s China Investments, Ltd.	3,082,500	415,680
	Chuang’s Consortium International, Ltd.	3,558,930	859,230
#	Chun Wo Holdings, Ltd.	2,002,926	471,475
*	Chung Tai Printing Holdings, Ltd.	10,960,000	312,608
	City e-Solutions, Ltd.	186,000	29,177
#	City Telecom, Ltd.	1,402,000	379,298
# *	Clear Media, Ltd.	1,135,000	1,102,370
*	Climax International Co., Ltd.	40,700	2,143
	CNT Group, Ltd.	3,182,693	118,585
#	Coastal Greenland, Ltd.	5,792,000	1,533,370
	COL Capital, Ltd.	553,240	465,418
*	Compass Pacific Holdings, Ltd.	624,000	19,428
	Computer & Technologies Holdings, Ltd.	432,000	55,468
	Continental Holdings, Ltd.	98,825	23,011
	Convenience Retail Asia, Ltd.	64,000	27,821
#	Coslight Technology International Group, Ltd.	1,134,000	640,982
	Cosmos Machinery Enterprises, Ltd.	1,616,400	157,209
*	Crocodile Garments, Ltd.	1,539,000	97,128
#	Cross-Harbour Holdings, Ltd.	586,520	654,772
*	Culturecom Holdings, Ltd.	11,099,000	242,806
	Daisho Microline Holdings, Ltd.	1,236,000	265,228
*	Dan Form Holdings Co., Ltd.	2,866,600	267,721
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	170,813
#	Dickson Concepts International, Ltd.	816,630	644,580
*	Dragon Hill Wuling Automobile, Ltd.	112,500	34,781
# *	DVN Holdings, Ltd.	2,398,516	345,828
*	Dynamic Global Holdings, Ltd.	3,522,000	82,919
	Dynamic Holdings, Ltd.	384,000	167,968
	Eagle Nice (International) Holdings, Ltd.	238,000	52,091
	EcoGreen Fine Chemical Group	1,112,000	478,205
*	Eforce Holdings, Ltd.	2,620,000	225,856
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	349,393
*	E-Kong Group, Ltd.	620,000	60,297
*	Emperor Capital Group, Ltd.	749,672	146,328
#	Emperor Entertainment Hotel, Ltd.	2,410,000	528,269
	Emperor International Holdings, Ltd.	4,076,360	1,831,892
*	Enerchina Holdings, Ltd.	3,068,800	151,656
*	ENM Holdings, Ltd.	3,816,000	174,207
	EPI (Holdings), Ltd.	157,951	10,639
# *	eSun Holdings, Ltd.	2,167,600	1,466,785
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,442,213
*	Ezcom Holdings, Ltd.	72,576	447
#	Fairwood Holdings, Ltd.	316,600	395,582
#	Far East Consortium	4,141,516	2,223,091
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,055,000	309,882
	First Sign International Holdings, Ltd.	1,424,000	117,357
#	Fong’s Industries Co., Ltd.	1,470,000	897,774
*	Forefront Group, Ltd.	658,000	31,634
	Fountain Set Holdings, Ltd.	2,150,000	486,762
	Four Seas Food Investment Holdings, Ltd.	202,184	33,514
	Four Seas Mercantile Holdings, Ltd.	592,000	285,889

11

*	Frasers Property China, Ltd.	16,477,000	618,149
*	Freeman Corp., Ltd.	13,388,491	120,289
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,739,079
*	Fujian Holdings, Ltd.	237,800	26,319
	Fujikon Industrial Holdings, Ltd.	912,000	394,138
# *	Fushan International Energy Group, Ltd.	5,614,000	3,497,136
*	Genesis Energy Holdings, Ltd.	8,175,000	317,260
	Get Nice Holdings, Ltd.	2,760,000	288,897
	Giordano International, Ltd.	4,322,000	2,055,108
#	Global Green Tech Group, Ltd.	2,807,600	756,354
# *	Global Tech (Holdings), Ltd.	5,612,000	86,494
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,671,133
	Gold Peak Industries (Holdings), Ltd.	1,059,250	176,339
*	Goldbond Group Holdings, Ltd.	2,609,500	224,944
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	99,560
# *	Golden Resorts Group, Ltd.	16,420,000	1,237,812
	Golden Resources Development International, Ltd.	2,848,500	220,525
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	793,565
	Golik Holdings, Ltd.	930,500	41,688
#	Grande Holdings, Ltd.	882,000	340,258
	Group Sense (International), Ltd.	2,448,000	111,464
	Guangnan Holdings, Ltd.	1,779,600	378,435
*	Guo Xin Group, Ltd.	3,640,000	63,493
#	Hang Fung Gold Technology, Ltd.	1,860,482	348,038
	Hang Ten Group Holdings, Ltd.	1,705,850	111,711
	Hanny Holdings, Ltd.	4,152,000	119,015
*	Hans Energy Co., Ltd.	7,556,000	692,677
#	Harbour Centre Development, Ltd.	593,000	1,436,165
*	Heng Tai Consumables Group, Ltd.	3,173,000	613,391
# *	Hi Sun Technology (China), Ltd.	3,684,000	1,350,449
	High Fashion International, Ltd.	268,000	93,586
#	HKR International, Ltd.	3,715,936	3,658,223
#	Hon Kwok Land Investment Co., Ltd	1,132,535	457,473
*	Honesty Treasure International Holdings, Ltd.	6,280,000	318,688
*	Hong Fok Land, Ltd.	1,210,000	1,554
	Hong Kong Catering Management, Ltd.	542,796	70,190
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	817,688
*	Hong Kong Parkview Group, Ltd.	1,130,000	301,877
#	Hongkong Chinese, Ltd.	3,320,000	688,662
	Hop Fung Group Holdings, Ltd.	888,000	306,944
*	Hop Hing Holdings, Ltd.	660,265	57,783
	Hsin Chong Construction Group, Ltd.	1,569,658	493,301
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	532,188
	Huafeng Textile International Group, Ltd.	1,496,400	144,589
# *	Hualing Holdings, Ltd.	12,708,000	985,976
	Hung Hing Printing Group, Ltd.	1,603,275	812,085
	Hutchison Harbour Ring, Ltd.	17,106,000	1,299,441
*	Hycomm Wireless, Ltd.	4,709,000	62,053
	I.T., Ltd.	2,734,000	893,522
	I-Cable Communications, Ltd.	4,440,000	928,144
# *	IDT International, Ltd.	6,240,183	316,481
*	Imagi International Holdings, Ltd.	3,037,000	549,987
#	Integrated Distribution Services Group, Ltd.	775,000	2,540,292
*	Interchina Holdings Co., Ltd.	15,155,000	234,372

12

	IPE Group, Ltd.	1,740,000	233,743
	ITC Corp., Ltd.	5,616,644	448,781
*	ITC Properties Group, Ltd.	5,460,920	292,185
*	Jinhui Holdings Co., Ltd.	1,348,000	1,101,095
	Jiuzhou Development Co., Ltd.	2,632,000	265,630
	Joyce Boutique Holdings, Ltd.	1,530,000	66,795
*	Junefield Department Store Group, Ltd.	256,000	8,694
#	K Wah International Holdings, Ltd.	6,104,405	3,985,829
	Kantone Holdings, Ltd.	7,744,894	778,439
# *	Karl Thomson Holdings, Ltd.	1,238,000	287,276
	Karrie International Holdings, Ltd.	1,433,600	135,889
	Keck Seng Investments, Ltd.	924,600	733,097
	Kee Shing Holdings	886,000	109,227
	Kin Yat Holdings, Ltd.	586,000	178,771
	King Fook Holdings, Ltd.	1,000,000	126,230
*	King Pacific International Holdings, Ltd.	1,404,200	22,003
#	Kingdee International Software Group Co., Ltd.	638,000	511,509
	Kingmaker Footwear Holdings, Ltd.	1,476,955	142,005
*	Kong Sun Holdings, Ltd.	2,198,000	7,058
*	KPI Co., Ltd.	396,000	23,905
	KTP Holdings, Ltd.	560,400	60,063
	Kwoon Chung Bus Holdings, Ltd.	556,000	82,773
	Lai Fung Holdings, Ltd.	18,003,000	934,472
*	Lai Sun Development Co., Ltd.	36,841,000	1,117,332
*	Lai Sun Garment International, Ltd.	4,010,000	325,456
	Lam Soon (Hong Kong), Ltd.	302,310	190,186
	Le Saunda Holdings, Ltd.	1,424,000	186,901
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,967
	Lee & Man Holdings, Ltd.	1,780,000	611,262
	Lerado Group Holding Co., Ltd.	1,602,000	138,179
	Lippo, Ltd.	1,171,760	1,066,471
	Liu Chong Hing Investment, Ltd.	829,200	1,172,371
	Luen Thai Holdings, Ltd.	1,345,000	178,208
	Luk Fook Holdings (International), Ltd.	1,192,000	931,982
#	Luks Industrial Group, Ltd.	1,301,555	1,703,330
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	732,151
*	M Dream Inworld, Ltd.	305	17
# *	Macau Success, Ltd.	5,560,000	826,483
*	MACRO-LINK International Holdings, Ltd.	1,036,250	278,048
#	Magnificent Estates, Ltd.	12,744,000	495,833
	Mainland Headwear Holdings, Ltd.	765,600	199,973
#	Man Yue International Holdings, Ltd.	1,084,000	339,210
	Matrix Holdings, Ltd.	1,033,129	232,270
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,650,184
	Mei Ah Entertainment Group, Ltd.	1,732,000	112,834
	Melbourne Enterprises, Ltd.	45,500	317,152
	Midas International Holdings, Ltd.	774,000	91,989
#	Midland Holdings, Ltd.	2,466,000	3,695,486
#	Min Xin Holdings, Ltd.	1,137,200	717,897
# *	Minmetals Holdings, Ltd.	1,780,000	721,608
*	Mirabell International Holdings	522,000	305,196
	Miramar Hotel & Investment, Ltd.	788,000	1,301,096
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	441,106
*	Nan Hai Corp., Ltd.	109,172,743	1,822,033

13

	Nanyang Holdings, Ltd.	137,500	350,999
	National Electronics Holdings, Ltd.	2,156,000	178,576
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,275,960
	New Century Group Hong Kong, Ltd.	11,523,680	249,105
*	New Island Printing Holdings	176,000	17,632
*	New Smart Energy Group, Ltd.	432,800	15,842
	New World Mobile Holdings, Ltd.	22,140	19,384
#	Next Media, Ltd.	6,410,000	2,391,193
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	106,673
#	Norstar Founders Group, Ltd.	3,256,000	904,631
*	Orient Power Holdings, Ltd.	804,000	19,413
#	Oriental Press Group, Ltd.	6,256,000	797,013
	Oriental Watch Holdings, Ltd.	610,000	235,184
#	Pacific Andes International Holdings, Ltd.	4,743,971	1,310,973
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,158,677
	Paliburg Holdings, Ltd.	22,758,300	633,685
*	Paradise Entertainment, Ltd.	3,969,000	87,248
	Paul Y Engineering Group, Ltd.	65,489	13,105
	Peace Mark Holdings, Ltd.	2,738,022	4,075,455
*	Pearl Oriental Innovation, Ltd.	775,200	105,177
	Pegasus International Holdings, Ltd.	226,000	42,708
#	Pico Far East Holdings, Ltd.	3,238,000	901,616
#	Playmates Holdings, Ltd.	5,047,000	448,567
	Pokfulam Development Co., Ltd.	234,000	224,073
# *	Pokphand (C.P.) Co., Ltd.	5,970,000	247,489
*	Poly Investments Holdings, Ltd.	1,068,000	143,060
*	Polyard Petroleum International, Ltd.	1,220,000	23,131
#	Ports Design, Ltd.	1,507,500	5,179,940
*	Premium Land, Ltd.	990,000	156,864
#	Prime Success International Group, Ltd.	4,538,000	3,416,028
	Proview International Holdings, Ltd.	1,584,884	187,413
#	Public Financial Holdings, Ltd.	2,876,000	1,604,365
#	PYI Corp., Ltd.	4,482,477	1,915,179
*	Pyxis Group, Ltd.	1,936,000	52,967
#	Qin Jia Yuan Media Services Co., Ltd.	1,303,382	795,786
*	QPL International Holdings, Ltd.	2,009,000	79,699
	Quality Healthcare Asia, Ltd.	478,995	204,349
	Raymond Industrial, Ltd.	675,400	123,448
#	Regal Hotels International Holdings, Ltd.	24,144,000	1,746,533
	Rivera Holdings, Ltd.	5,710,000	316,953
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,862,000	3,504,812
	Roadshow Holdings, Ltd.	1,456,000	132,814
	S.A.S. Dragon Holdings, Ltd.	1,456,000	201,090
#	Sa Sa International Holdings, Ltd.	3,260,000	1,280,572
	Safety Godown Co., Ltd.	408,000	280,688
*	Samson Paper Holdings, Ltd.	666,000	159,349
*	San Miguel Brewery, Ltd.	612,800	122,516
*	Sanyuan Group, Ltd.	415,000	7,995
	SCMP Group, Ltd.	4,380,000	1,248,901
	Sea Holdings, Ltd.	1,138,000	907,906
*	SEEC Media Group, Ltd.	2,550,000	137,932
# *	Shanghai Allied Cement, Ltd.	1,152,080	390,776
*	Shanghai Zenghai Property, Ltd.	13,402,000	707,373
#	Shaw Brothers Hong Kong, Ltd.	780,000	1,557,958

14

	Shell Electric Manufacturing Co., Ltd.	1,254,172	1,656,137
	Shenyin Wanguo, Ltd.	1,212,500	1,486,180
	Shougang Concord Century Holdings, Ltd.	3,916,000	553,253
*	Shougang Concord Grand (Group), Ltd.	2,451,000	237,262
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	320,382
#	Shui On Construction & Materials, Ltd.	736,000	2,837,823
*	Shun Ho Resources Holdings, Ltd.	483,000	117,135
*	Shun Ho Technology Holdings, Ltd.	1,037,452	199,623
	Silver Grant International	5,033,000	967,464
	Sincere Co., Ltd.	505,500	30,356
	Sing Tao News Corp., Ltd.	1,842,000	314,183
#	Singamas Container Holdings, Ltd.	1,608,000	767,963
	Sino Biopharmaceutical, Ltd.	5,880,000	1,162,954
*	Sino Gas Group, Ltd.	3,277,600	98,688
*	Sinocan Holdings, Ltd.	350,000	1,753
*	Sino-i Technology, Ltd.	51,703,158	879,643
# *	Skyfame Realty Holdings, Ltd.	2,737,750	528,096
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,268,748
*	SMI Publishing Group, Ltd.	250,511	483
#	Solomon Systech International, Ltd.	9,330,000	794,724
	South China (China), Ltd.	5,620,000	522,254
	South China Financial Holdings, Ltd.	4,872,000	105,767
	Southeast Asia Properties & Finance, Ltd.	263,538	77,850
	Starlight International Holdings	1,903,792	322,890
	Stelux Holdings International, Ltd.	1,307,702	120,270
	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	185,881
	Sunway International Holdings, Ltd.	866,000	34,572
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	168,416
	Symphony Holdings, Ltd.	4,305,000	443,137
	Tack Fat Group	4,448,000	593,846
#	Tai Cheung Holdings	1,641,000	1,366,158
	Tai Fook Securities Group, Ltd.	1,506,000	1,110,785
	Tai Sang Land Development, Ltd.	576,984	306,687
# *	Tak Shun Technology Group, Ltd.	18,616,000	359,942
	Tak Sing Alliance Holdings	2,909,865	639,727
	Tan Chong International, Ltd.	1,212,000	410,773
*	TCC International Holdings, Ltd.	1,495,789	1,731,777
*	Technology Venture Holdings, Ltd.	586,000	31,716
#	Techtronic Industries Co., Ltd.	3,281,000	2,777,757
*	Termbray Industries International	2,304,900	563,401
	Tern Properties	61,200	39,302
	Texhong Textile Group, Ltd.	1,930,000	307,812
	Texwinca Holdings, Ltd.	3,610,000	2,694,425
*	The Sun’s Group, Ltd.	25,506	6,796
#	Tian An China Investments	3,081,275	4,664,878
	Tian Teck Land	1,098,000	827,444
*	Titan Petrochemicals Group, Ltd.	10,420,000	741,279
*	Tomorrow International Holdings, Ltd.	1,296,420	209,315
#	Tongda Group Holdings, Ltd.	8,210,000	349,934
#	Top Form International, Ltd.	2,760,000	328,760
*	Topsearch International (Holdings), Ltd.	234,000	14,751
	Tristate Holdings, Ltd.	188,000	57,742
	Truly International Holdings	1,288,000	3,298,849
	Tungtex (Holdings) Co., Ltd.	910,000	227,409

15

	Tysan Holdings, Ltd.	1,040,773	135,459
*	United Power Investment, Ltd.	5,696,000	220,794
	Upbest Group, Ltd.	3,280,000	392,876
	U-Right International Holdings, Ltd.	4,746,000	171,633
	USI Holdings, Ltd.	1,452,999	1,119,499
	Van Shung Chong Holdings, Ltd.	359,335	51,027
#	Varitronix International, Ltd.	1,000,293	774,325
	Vedan International (Holdings), Ltd.	640,000	72,554
	Veeko International Holdings, Ltd.	1,480,466	45,047
#	Victory City International Holdings, Ltd.	1,839,457	505,805
	Vital Biotech Holdings, Ltd.	470,000	19,522
#	Vitasoy International Holdings, Ltd.	2,805,000	1,208,357
# *	VODone, Ltd.	2,826,000	819,507
# *	Vongroup, Ltd.	9,855,000	614,311
	VST Holdings, Ltd.	2,202,000	627,172
	Wah Ha Realty Co., Ltd.	278,600	89,769
	Wai Kee Holdings, Ltd.	2,057,738	820,850
	Wang On Group, Ltd.	12,416,460	283,837
*	Warderly International Holdings, Ltd.	520,000	32,058
*	Willie International Holdings, Ltd.	28,952,000	118,564
*	Winfoong International, Ltd.	1,210,000	47,883
#	Wing On Co. International, Ltd.	802,000	1,416,555
*	Wing Shan International, Ltd.	896,000	59,916
	Wong’s International (Holdings), Ltd.	737,641	71,008
	Wong’s Kong King International (Holdings), Ltd.	120,000	19,544
*	Wonson International Holdings, Ltd.	2,020,000	49,757
*	Xpress Group, Ltd.	3,464,000	103,566
	Y. T. Realty Group, Ltd.	965,000	235,569
	Yangtzekiang Garment, Ltd.	607,500	188,001
*	Yaohan International Holdings, Ltd.	974,000	—
	Yau Lee Holdings, Ltd.	534,000	118,333
	YGM Trading	284,000	189,304
	Yip’s Chemical Holdings, Ltd.	1,176,000	822,684
	Yugang International, Ltd.	21,940,000	821,056
*	Yunnan Enterprises Holdings, Ltd.	240,000	29,309
TOTAL COMMON STOCKS			238,941,397

RIGHTS/WARRANTS — (0.1%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	668,520
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	B.A.L. Holdings, Ltd. Rights 12/17/07	121	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	854,349	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	2,993
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	13,295
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	16,310
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	39,941
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	9,392
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,039
*	Kantone Holdings, Ltd. Warrants 01/08/09	1,548,978	—
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	9,189
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	191,400	—
*	Paliburg Holdings, Ltd. Warrants 11/5/07	2,528,700	2,206
*	Riche Multi-Media Holdings, Ltd. Rights 12/07/07	353,000	—

16

*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	24,159
*	South China (China), Ltd. Rights 09/06/10	1,124,000	60,632
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	6,257
*	Tian An China Investments Rights 12/21/07	616,255	599,557
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	150
TOTAL RIGHTS/WARRANTS			1,459,640

TOTAL — HONG KONG			240,401,037

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,834
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,834

NEW ZEALAND — (3.5%)
COMMON STOCKS — (3.5%)
	Abano Healthcare Group, Ltd.	31,300	112,615
	AFFCO Holdings, Ltd.	1,806,887	478,118
	Air New Zealand, Ltd.	76,676	105,660
	Cavalier Corp., Ltd.	283,674	689,638
	CDL Investments New Zealand, Ltd.	370,498	113,149
	Colonial Motor Co., Ltd.	126,795	345,055
	Ebos Group, Ltd.	150,552	586,634
	Fisher & Paykel Appliances Holdings, Ltd.	1,644,220	4,289,707
	Fisher & Paykel Healthcare Corp.	2,876,852	6,918,292
	Freightways, Ltd.	643,710	1,825,163
#	Hallenstein Glassons Holdings, Ltd.	241,638	800,105
	Hellaby Holdings, Ltd.	225,492	432,652
	Horizon Energy Distribution, Ltd.	40,420	107,420
	Infratil, Ltd. (6459286)	1,602,505	3,419,176
*	Infratil, Ltd. (B24CYZ8)	231,120	299,490
#	Mainfreight, Ltd.	475,810	2,601,578
*	Methven, Ltd.	10,000	16,790
	Michael Hill International, Ltd.	1,567,460	1,203,670
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	732,441
	New Zealand Exchange, Ltd.	57,282	409,953
*	New Zealand Oil & Gas, Ltd.	1,265,327	1,054,404
	New Zealand Refining Co., Ltd.	478,642	2,809,034
	Northland Port Corp. (New Zealand), Ltd.	219,997	515,862
	Nuplex Industries, Ltd.	463,957	2,514,025
	Port of Tauranga, Ltd.	601,252	3,095,306
*	Provenco Group, Ltd.	524,201	203,041
#	Pumpkin Patch, Ltd.	606,913	1,232,448
#	Pyne Gould Guinness, Ltd.	1,017,931	1,475,301
	Restaurant Brand New Zealand, Ltd.	369,175	253,261
*	Richina Pacific, Ltd.	309,644	108,355
*	Rubicon, Ltd.	995,760	694,785
#	Ryman Healthcare, Ltd.	2,510,698	4,116,833
	Sanford, Ltd.	418,047	1,336,649
	Scott Technology, Ltd.	60,843	92,388
*	Seafresh Fisheries, Ltd.	80,520	1,719
*	Skellerup Holdings, Ltd.	156,486	112,596

17

	Sky City Entertainment Group, Ltd.	1,896,268	6,932,200
	South Port New Zealand, Ltd.	30,744	55,540
#	Steel & Tube Holdings, Ltd.	404,138	1,172,552
*	Tasman Farms, Ltd.	157,056	—
	Taylors Group, Ltd.	29,646	39,700
*	Tenon, Ltd.	19,132	21,695
#	Tourism Holdings, Ltd.	402,452	718,022
*	Tower, Ltd.	954,231	1,618,068
	Trustpower, Ltd.	12,900	86,295
	Warehouse Group, Ltd.	357,417	1,692,657

TOTAL — NEW ZEALAND			57,440,042

SINGAPORE — (9.7%)
COMMON STOCKS — (9.7%)
# *	Addvalue Technologies, Ltd.	1,043,000	90,822
	Advanced Holdings, Ltd.	691,000	186,958
	AEM Holdings, Ltd.	558,000	52,726
	Allgreen Properties, Ltd.	1,316,000	1,473,594
	Apollo Enterprises, Ltd.	302,000	497,919
#	Aqua-Terra Supply Co., Ltd.	641,000	199,848
#	Armstrong Industrial Corp., Ltd.	1,460,000	375,377
*	ASA Group Holdings, Ltd.	586,000	42,981
	Ascott Group, Ltd.	2,367,000	2,271,000
#	Asia Environment Holdings, Ltd.	503,000	272,140
*	Asia Food and Properties, Ltd.	5,157,000	3,312,676
*	Asia-Pacific Strategic Inv Ltd	1,410	258
	ASL Marine Holdings, Ltd.	497,000	531,812
	A-Sonic Aerospace, Ltd.	626,996	74,004
	Aussino Group, Ltd.	967,000	222,812
*	Ban Joo - Company, Ltd.	1,952,000	129,841
	Best World International, Ltd.	307,500	163,741
	Beyonics Technology, Ltd.	1,945,800	515,207
	Bonvests Holdings, Ltd.	990,000	818,935
	BRC Asia, Ltd.	794,000	91,042
	Broadway Industrial Group, Ltd.	461,000	325,796
#	Brothers (Holdings), Ltd.	504,628	122,112
#	Bukit Sembawang Estates, Ltd	348,003	2,734,159
	CEI Contract Manufacturing, Ltd.	432,000	52,566
	Cerebos Pacific, Ltd.	560,000	1,668,514
#	CH Offshore, Ltd.	1,568,200	900,300
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	3,507,751
	Chemical Industries (Far East), Ltd.	105,910	71,168
*	China Auto Corp., Ltd.	3,040,700	220,418
	China Dairy Group, Ltd.	1,502,000	392,313
	China Merchants Holdings Pacific, Ltd.	652,000	438,049
*	China Petrotech Holdings	460,000	130,730
#	Chip Eng Seng Corp., Ltd.	1,775,000	762,140
	Chosen Holdings, Ltd.	1,284,000	158,687
	Chuan Hup Holdings, Ltd.	4,385,000	1,152,197
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	24,128
*	Compact Metal Industries, Ltd.	643,000	11,158
	Cougar Logistics Corp., Ltd.	237,500	91,478
	Courts Singapore, Ltd.	495,000	200,010
#	Creative Technology Co., Ltd.	262,900	1,160,847

18

	CSC Holdings, Ltd.	1,829,000	380,620
	CSE Global, Ltd.	1,893,000	1,643,602
#	CWT, Ltd.	1,384,500	1,242,548
#	Delong Holdings, Ltd.	1,287,000	1,916,154
*	Digiland International, Ltd.	12,033,000	124,381
*	Eagle Brand Holdings, Ltd.	5,158,000	269,203
#	ECS Holdings, Ltd.	1,375,000	626,605
	Ellipsiz, Ltd.	453,000	123,494
*	Eng Wah Organisation, Ltd.	265,000	136,270
	Engro Corp., Ltd.	354,000	279,985
*	Enviro-Hub Holdings, Ltd.	1,445,666	549,354
	Eu Yan Sang International, Ltd.	182,000	75,327
	Eucon Holdings, Ltd.	755,000	60,370
#	Ezra Holdings Pte, Ltd.	1,462,000	3,380,076
#	F.J. Benjamin Holdings, Ltd.	1,095,000	602,716
#	Federal International (2000), Ltd.	502,000	222,825
	Fischer Tech, Ltd.	244,000	42,048
	Food Empire Holdings, Ltd.	912,000	498,224
	Freight Links Express Holdings, Ltd.	3,893,000	258,230
	Frontline Technologies Corp., Ltd.	3,170,000	417,333
*	Fu Yu Corp., Ltd.	2,273,750	308,864
	GK Goh Holdings, Ltd.	1,494,000	1,161,018
# *	Global Voice Group, Ltd.	2,054,000	192,097
	Goodpack, Ltd.	1,592,000	2,532,977
	GP Industries, Ltd.	3,120,209	936,017
	Grand Banks Yachts, Ltd.	250,000	159,060
	Hersing Corp., Ltd.	642,500	242,120
#	Hi-P International, Ltd.	1,973,000	678,844
	Ho Bee Investment, Ltd.	1,471,000	1,515,530
#	Hong Fok Corp., Ltd.	1,975,600	1,806,007
#	Hong Leong Asia, Ltd.	1,048,000	2,475,868
	Hotel Grand Central, Ltd.	1,060,514	773,364
#	Hotel Plaza, Ltd.	1,189,000	1,547,054
	Hotel Properties, Ltd.	1,842,500	4,979,038
	Hour Glass, Ltd.	311,372	348,741
#	HTL International Holdings, Ltd.	1,839,843	746,103
	Huan Hsin Holdings, Ltd.	1,138,400	424,526
#	HupSteel, Ltd.	1,687,875	477,937
	Hwa Hong Corp., Ltd.	2,488,000	1,215,795
#	Hyflux, Ltd.	1,067,000	2,590,776
#	IDT Holdings, Ltd.	718,000	227,360
	IFS Capital, Ltd.	348,000	169,032
*	Informatics Education, Ltd.	1,339,000	60,532
	InnoTek, Ltd.	931,000	554,194
	Innovalues, Ltd.	1,040,000	194,559
*	Interra Resources, Ltd.	37,086	6,441
	Intraco, Ltd.	292,500	97,716
	IPC Corp., Ltd.	700,000	65,520
	Isetan (Singapore), Ltd.	122,500	356,327
	Jadason Enterprises, Ltd.	1,108,000	103,312
*	Jasper Investments, Ltd.	2,267,000	31,516
	Jaya Holdings, Ltd.	2,733,000	3,451,102
	JK Yaming International Holdings, Ltd.	907,000	256,816
#	Jurong Technologies Industrial Corp., Ltd.	1,713,600	515,419
	K1 Ventures, Ltd.	5,340,500	1,150,934

19

#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	8,190,368
	Khong Guan Flour Milling, Ltd.	38,000	41,923
	Kian Ann Engineering, Ltd.	1,302,000	179,350
	Kian Ho Bearings, Ltd.	781,500	120,177
	Kim Eng Holdings, Ltd.	1,594,000	2,482,683
	Koh Brothers Group, Ltd.	1,494,000	335,888
#	KS Energy Services, Ltd.	800,000	1,820,378
*	L & M Group Investments, Ltd.	7,107,100	24,541
	Labroy Marine, Ltd.	3,343,000	6,538,436
	LanTroVision (S), Ltd.	5,028,750	175,446
	LC Development, Ltd.	2,041,254	526,785
	Lee Kim Tah Holdings, Ltd.	1,600,000	676,097
	Lion Asiapac, Ltd.	473,000	83,002
	Low Keng Huat Singapore, Ltd.	1,116,000	463,393
	Lum Chang Holdings, Ltd.	1,134,030	282,782
*	Manhattan Resources, Ltd.	668,000	279,838
	Manufacturing Integration Technology, Ltd.	588,000	69,258
*	MDR, Ltd.	2,040,000	84,653
# *	Mediaring.Com, Ltd.	4,262,500	591,631
	Memtech International, Ltd.	1,322,000	201,389
	Metro Holdings, Ltd.	2,256,960	1,694,806
#	Midas Holdings, Ltd.	1,342,000	1,357,879
#	Miyoshi Precision, Ltd.	553,500	78,273
	MobileOne, Ltd.	2,025,000	2,813,165
*	Multi-Chem, Ltd.	1,263,000	182,666
	Natsteel, Ltd.	414,000	416,214
#	Nera Telecommunications, Ltd.	1,450,000	367,324
	New Toyo International Holdings, Ltd.	1,043,000	232,993
# *	Orchard Parade Holdings, Ltd.	1,084,022	1,209,186
#	Osim International, Ltd.	1,965,600	921,503
	Ossia International, Ltd.	750,554	215,535
#	Pan-United Corp., Ltd.	2,193,000	1,192,513
	Parkway Holdings, Ltd.	441,000	1,157,500
	PCI, Ltd.	734,000	251,629
	Penguin Boat International, Ltd.	320,000	51,997
	Pertama Holdings, Ltd.	459,750	94,458
#	Petra Foods, Ltd.	881,000	857,131
	Popular Holdings, Ltd.	1,813,000	381,763
	PSC Corp., Ltd.	1,973,419	509,274
	QAF, Ltd.	881,000	268,392
	Qian Hu Corp., Ltd.	874,600	97,701
	Raffles Education Corp., Ltd.	2,403,000	5,353,282
	Robinson & Co., Ltd.	284,832	850,164
	Rotary Engineering, Ltd.	2,273,600	1,967,399
	San Teh, Ltd.	838,406	334,452
	SBS Transit, Ltd.	1,011,000	2,062,577
#	SC Global Developments, Ltd.	935,848	1,583,103
*	Sea View Hotel, Ltd.	66,000	—
# *	Seksun Corp., Ltd.	530,000	269,394
	Sim Lian Group, Ltd.	1,380,000	601,695
	Sing Investments & Finance, Ltd.	198,450	225,086
#	Singapore Food Industries, Ltd.	1,707,000	943,222
	Singapore Post, Ltd.	6,543,000	4,931,606
	Singapore Reinsurance Corp., Ltd	1,695,028	405,080
	Singapore Shipping Corp., Ltd.	1,930,000	673,109

20

	Singapura Finance, Ltd.	174,062	198,040
# *	Sinomem Technology, Ltd.	902,000	576,083
*	Sinwa, Ltd.	259,000	95,419
	SMB United, Ltd.	2,010,000	503,474
	SMRT Corp., Ltd.	3,293,000	3,664,967
	SNP Corp., Ltd.	466,495	366,563
#	SP Chemicals, Ltd.	813,000	561,348
*	SP Corp., Ltd.	454,000	38,139
	SSH Corp., Ltd.	1,307,000	331,871
#	Stamford Land Corp., Ltd.	3,229,000	1,322,638
*	Straco Corp., Ltd.	130,000	16,881
	Straits Trading Co., Ltd.	1,117,200	3,691,004
	Sunningdale Tech, Ltd.	1,332,000	292,268
	Sunright, Ltd.	378,000	82,002
	Superbowl Holdings, Ltd.	980,000	203,496
	Superior Multi-Packaging, Ltd.	490,500	47,830
	Tat Hong Holdings, Ltd.	1,194,000	2,616,240
*	Thakral Corp., Ltd.	6,028,000	438,559
	Tiong Woon Corp. Holding, Ltd.	1,359,000	852,333
	Transmarco, Ltd.	106,500	52,495
	Trek 2000 International, Ltd.	1,004,000	242,785
	TT International, Ltd.	2,742,480	294,752
*	Tuan Sing Holdings, Ltd.	3,362,000	734,249
	UMS Holdings, Ltd.	941,000	234,155
#	Unisteel Technology, Ltd.	1,521,875	1,808,047
	United Engineers, Ltd.	846,666	2,171,686
*	United Envirotech, Ltd.	352,000	66,755
	United Overseas Insurance, Ltd.	188,250	509,141
*	United Pulp & Paper Co., Ltd.	708,000	118,222
	UOB-Kay Hian Holdings, Ltd.	1,798,000	2,705,577
	Vicom, Ltd.	120,000	145,322
#	WBL Corp., Ltd.	720,000	1,973,183
	Wheelock Properties (S), Ltd.	861,000	1,285,434
#	Wing Tai Holdings, Ltd.	1,127,800	2,062,385
	Xpress Holdings, Ltd.	3,079,000	287,102
	Yellow Pages (Singapore), Ltd.	299,000	216,039
	YHI International, Ltd.	1,174,000	295,858
*	Yoma Strategic Holdings, Ltd.	132,000	23,243
# *	Yongnam Holdings, Ltd.	1,970,000	415,652
*	Zhongguo Jilong, Ltd.	249,876	7,633
TOTAL COMMON STOCKS			159,919,054

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	4,506
# *	Goodpack, Ltd. Rights 07/16/09	199,000	68,715
*	Hotel Plaza, Ltd. Rights 12/19/07	594,500	75,564
*	Jurong Technologies Industrial Corp., Ltd. Rights 12/10/07	514,080	15,976
*	Qian Hu Corp, Ltd. Warrants 9/19/10	204,100	17,267
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,545
*	Yongnam Holdings, Ltd. Warrants 08/26/09	591,000	110,200
TOTAL RIGHTS/WARRANTS			306,773

TOTAL — SINGAPORE			160,225,827

21

	UNITED KINGDOM — (0.0%)
	COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	5,591

	UNITED STATES — (0.0%)
	COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	—
# *	Peplin, Inc.	391,543	269,717
	TOTAL — UNITED STATES		269,717

		Face Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,375,000 FNMA 6.50%, 11/01/36, valued at $4,160,187) to be repurchased at $4,098,516	$4,097	4,097,000

	SECURITIES LENDING COLLATERAL — (27.5%)
@	Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $51,139,511 FHLMC 6.000%, 08/01/37, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,208,689 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $87,434,952 FHLMC 6.500%, 09/01/37 & FNMA 6.435%(r), 01/01/37, valued at $84,352,647) to be repurchased at $82,730,581	82,699	82,698,673
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $152,260,824 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 11/01/37, valued at $153,471,800) to be repurchased at $150,519,794	150,462	150,461,741
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $121,420,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/19 to 02/01/36, valued at $72,494,160) to be repurchased at $71,096,583	71,069	71,069,162
	TOTAL SECURITIES LENDING COLLATERAL		454,229,576

	TOTAL INVESTMENTS - (100.0%) (Cost $1,263,895,537)		$1,650,300,720

See accompanying Notes to Financial Statements.

22

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (96.6%)
Consumer Discretionary — (14.4%)
	4imprint Group P.L.C.	96,735	$413,406
*	Abbeycrest P.L.C.	42,590	17,950
	Aga Foodservice Group P.L.C.	482,646	3,723,659
	Alba P.L.C.	184,693	384,434
	Alexandra P.L.C.	124,343	250,976
	Alexon Group P.L.C.	229,363	603,483
	Arena Leisure P.L.C.	1,411,547	1,574,992
	Avesco Group P.L.C.	44,438	93,284
	Avon Rubber P.L.C.	126,434	428,065
	Bellway P.L.C.	298,107	5,945,317
#	Blacks Leisure Group P.L.C.	181,058	838,894
	Bloomsbury Publishing P.L.C.	281,545	694,444
	Bovis Homes Group P.L.C.	496,620	6,452,248
	BPP Holdings P.L.C.	222,896	3,381,984
	Caffyns P.L.C.	6,000	124,589
	Carpetright P.L.C.	141,976	3,111,946
* #	Celtic P.L.C.	61,138	79,649
	Centaur Media P.L.C.	599,070	1,170,800
	Chime Communications P.L.C.	1,055,433	748,900
	Chrysalis Group P.L.C.	526,419	1,191,662
	Churchill China P.L.C.	30,000	188,403
	Clinton Cards P.L.C.	740,506	904,893
	Colefax Group P.L.C.	60,000	241,049
	Cosalt P.L.C.	82,921	555,003
	Creston P.L.C.	213,773	395,868
	Dawson Holdings P.L.C.	253,045	536,125
	Dignity P.L.C.	252,324	4,108,940
*	Entertainment Rights P.L.C.	2,258,940	834,999
	Euromoney Institutional Investor P.L.C.	360,841	3,000,868
	Findel P.L.C.	380,020	4,787,638
*	Forminster P.L.C.	43,333	3,341
#	French Connection Group P.L.C.	384,233	867,145
	Fuller Smith &Turner P.L.C.	132,742	1,693,120
	Future P.L.C.	1,363,027	941,842
*	Galiform P.L.C.	2,349,090	4,511,400
	Game Group P.L.C.	1,507,827	6,108,755
#	Games Workshop Group P.L.C.	104,823	426,526
*	Gaskell P.L.C.	36,000	1,850
	GCAP Media P.L.C.	688,164	1,802,316
	Greene King P.L.C.	411,407	6,921,476
	Halfords Group P.L.C.	954,932	6,103,313
	Haynes Publishing Group P.L.C.	14,703	92,952
	Headlam Group P.L.C.	317,864	3,220,561
	Henry Boot P.L.C.	439,079	1,545,638

1

*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,650,324	3,838,494
	Holidaybreak P.L.C.	182,382	2,499,964
	Hornby P.L.C.	154,220	801,935
*	HR Owen P.L.C.	71,542	196,083
	Huntsworth P.L.C.	818,058	1,350,761
	J.D. Wetherspoon P.L.C.	552,111	4,535,642
	JJB Sports P.L.C.	949,037	2,706,860
	John David Group P.L.C.	126,388	1,029,849
	John Menzies P.L.C.	244,534	2,667,596
	Johnston Press P.L.C.	618,693	3,402,596
	Kesa Electricals P.L.C.	278,297	1,351,454
*	Lambert Howarth Group P.L.C.	43,203	16,432
	Land of Leather Holdings P.L.C.	194,670	738,767
	Laura Ashley Holdings P.L.C.	2,887,571	1,519,677
	Lookers P.L.C.	709,211	1,866,672
#	Luminar Group Holdings P.L.C.	268,448	2,892,230
	Mallett P.L.C.	46,337	181,906
	Manganese Bronze Holdings P.L.C.	68,818	849,433
	Marchpole Holdings P.L.C.	111,635	111,232
*	Mice Group P.L.C.	844,000	104,112
	Millennium and Copthorne Hotels P.L.C.	298,578	2,853,710
*	Monsoon P.L.C.	71,000	611,920
	Moss Bros Group P.L.C.	234,511	193,212
	Mothercare P.L.C.	305,941	2,199,380
	N Brown Group P.L.C.	1,002,689	5,092,399
	Next Fifteen Communications P.L.C.	25,000	37,491
*	Nord Anglia Education P.L.C.	130,842	692,543
*	NXT P.L.C.	139,588	23,676
*	Pace Micro Technology P.L.C.	769,447	1,506,509
*	Partridge Fine Arts P.L.C.	26,127	22,292
#	Pendragon P.L.C.	2,285,154	1,821,634
#	Photo-Me International P.L.C.	1,340,534	1,103,575
	Pinewood Shepperton P.L.C.	187,350	929,203
*	Pittards P.L.C.	60,985	4,368
	Portmeirion Group P.L.C.	22,856	137,991
*	Pressac P.L.C.	78,129	1,205
	Redrow P.L.C.	644,914	4,645,550
*	Regent Inns P.L.C.	459,957	404,576
	Restaurant Group P.L.C.	753,607	3,374,872
	ScS Upholstery P.L.C.	127,472	294,179
*	Shellshock, Ltd.	850	1,014
	Sirdar P.L.C.	22,000	12,459
	SMG P.L.C.	965,594	247,893
	Smiths News P.L.C.	635,227	1,455,313
*	Southampton Leisure Holdings P.L.C.	19,615	17,725
*	Sportech P.L.C.	3,392,939	714,391
	St Ives Group P.L.C.	432,276	2,219,569
	St. Jame’s Place P.L.C.	138,322	864,475
*	Stylo P.L.C.	64,096	63,411
	Taylor Nelson Sofres P.L.C.	1,771,993	7,328,905
	Ted Baker P.L.C.	161,948	1,769,048
*	TG21 P.L.C.	85,507	8,918
	The Character Group P.L.C.	97,314	312,109
	The Vitec Group P.L.C.	150,307	1,768,150

2

*	Tinopolis P.L.C.	175,752	101,553
	Topps Tiles P.L.C.	783,092	2,614,198
*	Torotrak P.L.C.	449,280	249,641
*	Tradus P.L.C.	70,899	2,475,428
	UTV Media P.L.C.	217,432	1,198,823
	Wagon P.L.C.	227,775	131,590
*	Wembley P.L.C.	68,694	14,123
*	Westcity P.L.C.	96,111	63,602
	WH Smith P.L.C.	635,227	4,152,345
	Wilmington Group P.L.C.	356,207	1,503,011
#	Woolworths Group P.L.C.	5,587,422	1,696,965
Total Consumer Discretionary			170,621,342

Consumer Staples — (4.7%)
	Anglo-Eastern Plantations P.L.C.	111,453	879,166
	Barr (A.G.) P.L.C.	66,137	1,590,101
*	Britvic P.L.C.	235,183	1,674,936
	Cranswick P.L.C.	179,621	2,917,495
	Dairy Crest Group P.L.C.	540,816	6,657,667
	Devro P.L.C.	623,198	1,099,446
	Emap P.L.C.	72,621	1,241,357
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	4,377,848
	Marston’s P.L.C.	1,247,442	8,609,175
	Mcbride P.L.C.	935,102	3,029,401
	Nichols P.L.C.	66,550	334,079
	Northern Foods P.L.C.	2,023,798	3,959,195
	Premier Foods P.L.C.	1,020,492	4,191,090
	PZ Cussons P.L.C.	1,506,491	6,726,983
	R.E.A. Holdings P.L.C.	49,233	500,404
	Robert Wiseman Dairies P.L.C.	290,033	3,013,421
	Signet Group P.L.C.	555,211	714,523
	Swallowfield P.L.C.	15,000	23,383
	Thorntons P.L.C.	313,060	1,145,429
	Uniq P.L.C.	463,373	1,958,105
	Young & Co’s Brewery P.L.C.	10,000	440,164
#	Young & Co’s Brewery P.L.C. Class A	5,234	241,563
Total Consumer Staples			55,324,931

Energy — (8.8%)
	Abbot Group P.L.C.	896,741	6,071,854
	Anglo Pacific Group P.L.C.	395,642	1,432,580
	Burren Energy P.L.C.	476,536	12,229,468
*	Dana Petroleum P.L.C.	337,760	9,190,529
*	Emerald Energy P.L.C.	220,639	908,051
	Expro International Group P.L.C.	429,435	8,954,966
*	Fortune Oil P.L.C.	5,933,254	948,350
	Hunting P.L.C.	485,389	6,995,372
	James Fisher & Sons P.L.C.	192,145	2,456,909
	JKX Oil and Gas P.L.C.	592,186	4,532,062
	John Wood Group P.L.C.	1,504,358	12,695,851
	KBC Advanced Technologies P.L.C.	163,011	153,276
	Lupus Capital P.L.C.	429,989	76,959
	Melrose Resources P.L.C.	388,991	2,638,511
*	Premier Oil P.L.C.	335,038	8,937,404

3

* #	Soco International P.L.C.	294,449	14,071,036
*	UK Coal P.L.C.	590,118	5,149,066
	Venture Production P.L.C.	437,094	7,146,277
Total Energy			104,588,521

Financials — (14.3%)
	A & J Mucklow Group P.L.C.	221,136	1,325,967
	Aberdeen Asset Management P.L.C.	2,493,376	8,592,838
	Amlin P.L.C.	513,366	3,259,428
	Arbuthnot Banking Group P.L.C.	67,329	671,476
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	861,087	2,915,404
	Benfield Group, Ltd. P.L.C.	336,916	2,106,880
	Brewin Dolphin Holdings P.L.C.	895,086	3,143,582
	Brit Insurance Holdings P.L.C.	1,320,379	6,964,099
	Brixton P.L.C.	626,766	4,085,562
	Capital & Regional P.L.C.	279,419	3,149,938
	Catlin Group, Ltd.	242,131	2,088,501
	Charles Stanley Group P.L.C.	127,317	681,061
	Chesnara P.L.C.	92,900	334,117
	Close Brothers Group P.L.C.	99,664	1,845,473
*	CLS Holdings P.L.C.	262,590	2,163,653
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	1,446,915
	Daejan Holdings P.L.C.	43,621	2,821,473
	Derwent London P.L.C.	345,803	10,690,288
	Development Securities P.L.C.	177,708	1,490,249
	DTZ Holdings P.L.C.	209,951	1,408,182
#	Erinaceous Group P.L.C.	465,172	80,924
	Evolution Group P.L.C.	1,152,902	2,508,535
#	F&C Asset Management P.L.C.	1,670,683	6,933,855
#	Grainger P.L.C.	436,048	3,351,263
	Great Portland Estates P.L.C.	625,131	6,431,067
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	797,785
	Helical Bar P.L.C.	414,939	3,230,087
	Henderson Group P.L.C.	2,973,714	8,786,434
	Highway Insurance Holdings P.L.C.	844,999	1,251,560
	Hiscox, Ltd.	1,606,168	8,815,949
	IG Group Holdings P.L.C.	1,209,607	10,165,082
*	Industrial & Commercial Holdings P.L.C.	5,000	154
	Intermediate Capital Group P.L.C.	181,009	6,732,416
#	Jardine Lloyd Thompson Group P.L.C.	817,253	6,004,935
	Kiln, Ltd.	1,128,975	2,448,131
	Liontrust Asset Management P.L.C.	129,935	881,505
	London Scottish Bank P.L.C.	491,096	792,703
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,949,861
	McKay Securities P.L.C.	32,232	199,364
*	Minerva P.L.C.	601,226	1,967,607
*	Novae Group P.L.C.	743,167	488,741
	Panmure Gordon & Co. P.L.C.	15,272	34,229
#	Paragon Group of Cos. P.L.C.	153,200	440,322
	Park Group P.L.C.	291,600	95,655
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	171

4

	Quintain Estates & Development P.L.C.	161,208	1,981,007
	Rathbone Brothers P.L.C.	150,689	3,415,322
	Rensburg Sheppards P.L.C.	174,975	2,203,330
	Rugby Estates P.L.C.	15,328	127,468
	S&U P.L.C.	21,140	185,271
	Savills P.L.C.	443,892	2,886,670
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	503,839	5,931,988
	Shore Capital Group P.L.C.	1,227,370	1,140,389
	ST Modwen Properties P.L.C.	496,506	4,324,101
*	Terence Chapman Group P.L.C.	62,500	408
	Town Centre Securities P.L.C.	206,327	1,495,625
	Tullett Prebon P.L.C.	247,502	2,412,550
	Unite Group P.L.C.	457,428	3,845,926
	Warner Estate Holdings P.L.C.	172,730	1,588,985
	Workspace Group P.L.C.	598,597	3,478,165
Total Financials			170,597,905

Health Care — (3.2%)
*	Acambis P.L.C.	372,178	1,012,504
*	Alizyme P.L.C.	660,805	1,052,224
*	Antisoma P.L.C.	1,755,079	1,077,611
*	Ark Therapeutics Group P.L.C.	654,350	1,348,997
* #	Axis-Shield P.L.C.	215,716	1,165,466
*	BBI Holdings P.L.C.	40,315	129,651
* #	Biocompatibles International P.L.C.	150,111	438,761
*	Bionostics P.L.C.	171,391	50,147
*	Bioquell P.L.C.	90,893	371,638
*	BTG P.L.C.	489,797	1,040,738
	Care UK P.L.C.	205,547	1,822,062
*	Clinical Computing P.L.C.	46,666	2,938
	Consort Medical P.L.C.	114,539	1,448,057
	Corin Group P.L.C.	151,637	1,867,208
	Dechra Pharmaceuticals P.L.C.	204,340	1,406,989
*	Genetix Group P.L.C.	151,246	165,545
*	Global Health Partner P.L.C.	800	1,933
	Goldshield Group P.L.C.	123,034	636,356
*	Gyrus Group P.L.C.	623,812	7,774,656
	Hikma Pharmaceuticals P.L.C.	279,807	2,713,668
*	MDY Healthcare P.L.C.	9,000	12,056
	Nestor Healthcare Group P.L.C.	443,850	307,735
*	Osmetech P.L.C.	66,935	33,510
*	Oxford Biomedica P.L.C.	2,007,523	907,679
*	Phytopharm P.L.C.	104,349	74,930
*	Pinnacle Staffing Group P.L.C.	303,219	28,061
*	Protherics P.L.C.	1,046,492	1,181,608
*	Provalis P.L.C.	796,584	4,913
*	Skyepharma P.L.C.	2,745,363	733,918
	SSL International P.L.C.	779,371	8,066,732
*	Vectura Group P.L.C.	491,081	635,684
*	Vernalis P.L.C.	1,131,506	229,222
	William Ransom & Son P.L.C.	30,000	12,050
Total Health Care			37,755,247

5

Industrials — (34.9%)
*	AEA Technology P.L.C.	539,970	1,156,334
	Aggreko P.L.C.	1,047,234	10,911,260
	Air Partner P.L.C.	38,153	835,911
*	Airflow Streamline P.L.C.	20,500	24,656
	Alfred McAlpine P.L.C.	407,456	4,387,611
	Alumasc Group P.L.C.	131,547	584,660
	Amec P.L.C.	762,317	12,027,803
	Arriva P.L.C.	577,614	9,690,241
	Ashtead Group P.L.C.	1,785,154	2,790,905
	Atkins WS P.L.C.	445,124	11,058,742
*	Autologic Holdings P.L.C.	96,590	141,138
* #	Avis Europe P.L.C.	3,154,308	1,866,378
	Babcock International Group P.L.C.	857,669	10,393,531
	Balfour Beatty P.L.C.	30,053	301,920
*	BB Holdings, Ltd.	8,709	42,583
	BBA Aviation P.L.C.	839,469	3,767,181
	Biffa P.L.C.	211,347	1,402,871
	Bodycote International P.L.C.	1,195,464	6,090,580
	Braemar Shipping Services P.L.C.	73,913	652,885
	Brammer P.L.C.	189,691	881,369
	BSS Group P.L.C.	489,028	4,469,134
	Business Post Group P.L.C.	204,928	1,177,818
*	C.H. Bailey P.L.C.	20,950	54,014
	Camellia P.L.C.	2,437	424,052
	Carillion P.L.C.	1,160,755	8,818,156
*	Carlisle Group, Ltd.	3,400	9,089
	Carr’s Milling Industries P.L.C.	35,330	401,550
	Carter & Carter Group P.L.C.	122,848	208,367
	Castings P.L.C.	163,887	976,395
	Charles Taylor Consulting P.L.C.	143,225	937,703
*	Charter P.L.C.	613,283	10,878,338
	Chemring Group P.L.C.	134,781	5,929,637
	Chloride Group P.L.C.	1,054,622	4,049,243
	Christian Salvesen P.L.C.	950,714	1,785,341
	Christie Group P.L.C.	53,263	172,368
	Clarkson P.L.C.	54,733	1,219,887
	Communisis P.L.C.	577,296	841,755
	Cookson Group P.L.C.	780,702	11,967,847
*	Corporate Services Group P.L.C.	3,685,688	144,969
*	Costain Group P.L.C.	1,306,155	718,446
*	Danka Business Systems P.L.C.	1,029,605	74,745
	Dart Group P.L.C.	296,000	385,488
	Davis Service Group P.L.C.	701,142	7,619,306
	De La Rue P.L.C.	631,439	11,318,867
	Dewhurst P.L.C.	9,000	39,042
	Domino Printing Sciences P.L.C.	449,538	2,450,149
*	easyJet P.L.C.	742,283	8,592,046
	Eleco P.L.C.	104,685	228,688
*	Eliza Tinsley Group P.L.C.	19,844	3,672
	Enodis P.L.C.	1,641,473	5,814,151
	Fenner P.L.C.	609,311	2,960,533
	FKI P.L.C.	2,265,782	3,601,533
	Forth Ports P.L.C.	187,302	7,008,426

6

*	Fortress Holdings P.L.C.	120,728	6,826
	FW Thorpe P.L.C.	24,000	303,260
	Galliford Try P.L.C.	1,475,611	3,839,320
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	247,886
	Go-Ahead Group P.L.C.	178,245	9,062,610
	Hampson Industries P.L.C.	320,091	1,102,814
	Harvey Nash Group P.L.C.	261,144	298,739
	Havelock Europa P.L.C.	141,758	321,947
#	Helphire P.L.C.	570,202	4,418,236
*	Heywood Williams Group P.L.C.	323,020	347,656
	Homeserve P.L.C.	238,474	8,727,754
	Hyder Consulting P.L.C.	159,637	1,571,911
	IMI P.L.C.	181,658	1,687,607
	Interserve P.L.C.	512,988	4,971,859
	Intertek Group P.L.C.	615,784	11,448,487
*	Invensys P.L.C.	1,628,063	8,332,032
	ITE Group P.L.C.	1,007,435	3,530,416
	J. Smart & Co. (Contractors) P.L.C.	22,500	364,283
	James Halstead P.L.C.	104,416	1,244,473
	Johnson Service Group P.L.C.	206,862	250,787
	Keller Group P.L.C.	285,825	4,787,189
	Kier Group P.L.C.	145,769	4,802,849
	Latchways P.L.C.	42,476	816,361
	Lavendon Group P.L.C.	157,181	1,629,472
	Lincat Group P.L.C.	14,452	186,988
	Low & Bonar P.L.C.	707,849	1,663,780
	Management Consulting Group P.L.C.	1,055,808	694,666
	Meggitt P.L.C.	81,050	518,212
	Metalrax Group P.L.C.	508,719	198,734
	Michael Page International P.L.C.	1,292,259	8,686,749
	Mitie Group P.L.C.	1,263,634	7,150,545
	MJ Gleeson Group P.L.C.	195,875	1,409,837
	Molins P.L.C.	82,233	240,190
	Morgan Crucible Co. P.L.C.	1,212,085	6,515,493
	Morgan Sindall P.L.C.	175,758	4,366,488
	Mouchel Parkman P.L.C.	437,972	3,974,497
	MS International P.L.C.	71,500	330,328
	National Express Group P.L.C.	87,103	2,120,091
	Northgate P.L.C.	293,546	4,503,884
*	OneSource Services, Inc.	544	45,843
	OPD Group P.L.C.	102,094	430,745
	Parkwood Holdings P.L.C.	62,980	136,704
	PayPoint P.L.C.	53,251	718,374
	Regus Group P.L.C.	3,865,759	6,519,168
*	Renold P.L.C.	270,995	523,124
	Ricardo P.L.C.	220,336	1,371,164
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	1,162,998
	ROK P.L.C.	633,380	1,730,825
	RPS Group P.L.C.	824,831	5,117,308
	Senior P.L.C.	1,562,041	3,562,982
	Serco Group P.L.C.	134,385	1,313,570
	Severfield-Rowen P.L.C.	354,372	3,683,037
	Shanks Group P.L.C.	969,620	4,376,967

7

	SIG P.L.C.	487,628	8,665,468
	Speedy Hire P.L.C.	183,252	3,227,882
*	Spice P.L.C.	3,967	41,055
	Spirax-Sarco Engineering P.L.C.	318,471	6,298,786
	Spring Group P.L.C.	596,238	571,010
	Stagecoach Group P.L.C.	1,492,069	7,573,445
*	Stanelco P.L.C.	2,148,370	14,125
	Sthree P.L.C.	82,165	330,522
	T. Clarke P.L.C.	148,717	554,056
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	943,765
	TDG P.L.C.	326,296	1,402,976
*	The 600 Group P.L.C.	218,038	232,085
	The Weir Group P.L.C.	853,629	13,722,292
	Tomkins P.L.C.	534,579	2,148,087
*	Trafficmaster P.L.C.	553,279	563,625
	Travis Perkins P.L.C.	116,804	3,191,848
	Tribal Group P.L.C.	125,000	313,762
	Trifast P.L.C.	359,985	484,622
	Ultra Electronics Holdings P.L.C.	279,339	6,810,379
	Umeco P.L.C.	177,143	2,204,536
* #	Volex Group P.L.C.	241,088	696,637
	Vp P.L.C.	172,286	1,460,733
	VT Group P.L.C.	708,023	9,376,850
	Waterman Group P.L.C.	108,139	368,837
	Whatman P.L.C.	520,176	2,028,153
	White Young Green P.L.C.	183,454	1,481,652
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,807
	Wincanton P.L.C.	478,403	3,954,495
	WSP Group P.L.C.	270,216	3,819,428
	XP Power, Ltd.	73,546	375,433
Total Industrials			414,529,730

Information Technology — (11.4%)
	Abacus Group P.L.C.	285,469	445,293
	Acal P.L.C.	104,729	430,275
	Aegis Group P.L.C.	454,442	1,040,125
*	Alterian P.L.C.	179,139	497,727
	Anite P.L.C.	1,273,342	1,139,926
*	ARC International P.L.C.	623,793	467,411
	ARM Holdings P.L.C.	1,579,285	4,313,636
*	Autonomy Corp. P.L.C.	735,861	12,067,144
	Aveva Group P.L.C.	288,041	5,598,119
	Axon Group P.L.C.	251,554	2,971,142
*	Blinkx P.L.C.	696,972	314,843
	CML Microsystems P.L.C.	18,361	34,502
	Computacenter P.L.C.	397,656	1,371,254
*	CSR P.L.C.	250,291	3,274,544
	Detica Group P.L.C.	485,719	2,295,555
	Dialight P.L.C.	111,362	295,208
	Dicom Group P.L.C.	325,477	1,272,075
	Dimension Data Holdings P.L.C.	939,000	1,186,954
	Diploma P.L.C.	89,213	1,742,684
	E2V Technologies P.L.C.	254,720	1,464,940

8

	Electrocomponents P.L.C.	1,509,894	6,868,178
	Electronic Data Processing P.L.C.	55,200	58,457
*	Eurodis Electron P.L.C.	2,118,657	45,736
	Fidessa Group P.L.C.	134,098	2,642,026
*	Filtronic P.L.C.	338,741	1,214,710
	Financial Objects P.L.C.	17,000	16,709
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	196,948
*	Gresham Computing P.L.C.	204,631	286,762
	Halma P.L.C.	1,554,692	6,849,328
*	Imagination Technologies Group P.L.C.	908,378	2,039,147
*	Innovation Group P.L.C.	2,537,718	1,603,182
*	Intec Telecom Systems P.L.C.	1,201,847	989,180
	Intelek P.L.C.	49,880	20,347
	Kewill Systems P.L.C.	309,597	576,482
	Laird Group P.L.C.	696,658	8,392,854
	Macro 4 P.L.C.	68,736	224,303
	Micro Focus International P.L.C.	465,120	2,678,021
	Microgen P.L.C.	404,360	291,040
	Misys P.L.C.	2,032,165	8,387,962
*	Monitise P.L.C.	450,565	136,379
*	Morse P.L.C.	367,208	516,755
	MTL Instruments Group P.L.C.	71,580	868,059
*	nCipher P.L.C.	110,961	562,200
	Netstore P.L.C.	143,737	78,407
	Northgate Information Solutions P.L.C.	2,006,015	2,722,670
	NSB Retail Systems P.L.C.	1,498,343	667,928
	Oxford Instruments P.L.C.	194,358	807,271
*	Parity Group P.L.C.	7,621	9,882
	Phoenix IT Group, Ltd.	178,926	1,147,728
*	Plasmon P.L.C.	259,985	92,323
	Premier Farnell P.L.C.	1,411,409	4,123,757
	Psion P.L.C.	513,902	1,027,253
	Raymarine P.L.C.	289,080	1,266,410
	Renishaw P.L.C.	222,795	2,931,937
	RM P.L.C.	369,199	1,517,520
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	368,996	7,458,499
*	SCI Entertainment Group P.L.C.	286,579	1,431,257
*	Scipher P.L.C.	34,563	799
*	SDL P.L.C.	279,025	1,608,622
	Spectris P.L.C.	508,179	8,013,242
*	Spirent Communications P.L.C.	3,268,201	4,250,174
*	Superscape Group P.L.C.	431,879	77,311
	TT electronics P.L.C.	543,437	1,449,271
	United Business Media P.L.C.	232,623	3,054,278
	Vega Group P.L.C.	80,607	449,671
	Vislink P.L.C.	588,460	629,395
*	Wolfson Microelectronics P.L.C.	453,006	2,204,257
	Xaar P.L.C.	220,887	906,709
	Zetex P.L.C.	324,690	337,138
Total Information Technology			135,951,831

Materials — (3.4%)
*	Amberley Group P.L.C.	175,000	31,032

9

*	API Group P.L.C.	103,483	42,507
	British Polythene Industries P.L.C.	102,332	580,083
	Carclo P.L.C.	214,230	424,901
	Chamberlin P.L.C.	18,000	74,066
*	Chapelthorpe P.L.C.	63,180	46,381
*	Coral Products P.L.C.	50,000	7,710
	Croda International P.L.C.	506,879	6,063,574
	Delta P.L.C.	500,743	1,170,863
	DS Smith P.L.C.	1,629,320	7,031,837
	Dyson Group P.L.C.	127,757	472,726
	Elementis P.L.C.	1,911,621	3,303,136
	Ennstone P.L.C.	1,940,949	1,458,088
	Filtrona P.L.C.	724,553	3,317,723
	Foseco P.L.C.	145,540	827,858
	Hill & Smith Holdings P.L.C.	280,223	1,919,617
	Inmarsat P.L.C.	73,437	717,311
*	Inveresk P.L.C.	125,000	25,046
	Macfarlane Group P.L.C.	378,287	217,201
	Marshalls P.L.C.	662,347	3,949,389
	Opsec Security Group P.L.C.	117,822	136,406
	Porvair P.L.C.	158,128	370,361
	RPC Group P.L.C.	402,719	1,923,672
*	Scapa Group P.L.C.	456,918	302,356
	Treatt P.L.C.	14,957	91,905
	Victrex P.L.C.	314,861	4,425,080
	Yule Catto & Co. P.L.C.	540,291	1,876,152
	Zotefoams P.L.C.	96,852	181,977
Total Materials			40,988,958

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	858,120	3,215,252
	Kcom Group P.L.C.	1,880,740	2,161,966
*	Redstone P.L.C.	125,910	179,150
	Telecom Plus P.L.C.	294,204	1,114,083
*	THUS Group P.L.C.	600,824	1,672,073
	Trinity Mirror P.L.C.	187,336	1,303,173
* #	Vanco P.L.C.	232,704	822,402
Total Telecommunication Services			10,468,099

Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	257,856
	Hydro International P.L.C.	27,669	106,927
	Northumbrian Water Group P.L.C.	942,566	6,792,202
	Pennon Group P.L.C.	43,182	599,595
Total Utilities			7,756,580

TOTAL COMMON STOCKS			1,148,583,144

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	1,474	3,349

10

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* SMG P.L.C. Rights 12/18/07	1,931,188	30,969
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		30,969

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,140,000 FNMA 5.58%, 03/25/37, valued at $837,604) to be repurchased at $823,305	$823	823,000

SECURITIES LENDING COLLATERAL — (3.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,364,614 FHLMC 6.500%, 12/01/36, valued at $1,965,409) to be repurchased at $1,927,614	1,927	1,926,871
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $40,647,718 FHLMC 7.000%, 11/01/37 & 7.500%, 11/07/37 & FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 04/01/35 to 08/01/37, valued at $38,162,999) to be repurchased at $37,426,722	37,412	37,412,287

TOTAL SECURITIES LENDING COLLATERAL		39,339,158

TOTAL INVESTMENTS - (100.0%) (Cost $837,642,168)		$1,188,779,620

See accompanying Notes to Financial Statements.

11

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
	Agrana Beteiligungs AG	17,295	$1,750,125
	Andritz AG	109,548	6,763,129
	Austria Email AG	715	6,631
* #	Austrian Airlines AG	133,921	1,127,265
	BKS Bank AG	520	84,442
* #	BWIN Interactive Entertainment AG	81,529	2,851,108
	BWT AG	28,425	1,853,627
*	CA Immobilien Anlagen AG	134,542	3,097,761
*	Christ Water Techology AG	24,819	419,479
	Constantia Packaging AG	28,088	1,987,810
*	Conwert Immobilien Invest AG	54,426	936,847
	Eybl International AG	3,191	55,172
	Flughafen Wien AG	32,850	3,709,917
	Frauenthal Holding AG	10,460	333,241
*	Intercell AG	90,752	3,433,572
*	Josef Manner & Co. AG	870	67,838
#	Lenzing AG	4,366	2,348,978
#	Mayr-Melnhof Karton AG	26,804	3,017,513
	Oberbank AG	10,838	2,342,942
	Palfinger AG	47,348	2,175,202
*	RHI AG	96,015	3,933,007
	Rosenbauer International AG	11,816	602,913
*	S&T System Integration & Technology Distribution AG	6,404	466,922
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	3,038,876
* #	Sparkassen Immobilien AG	58,185	672,538
	UBM Realitaetenentwicklung AG	1,440	107,506
	Uniqa Versicherungen AG	150,681	4,775,521
	Wolford AG	8,054	357,452

TOTAL — AUSTRIA			52,317,334

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	85,898	8,768,567
	Agfa Gevaert NV	123,370	1,357,187
	Banque Nationale de Belgique	980	4,542,110
	Barco NV	54,729	4,226,548
	Bekaert SA	59,440	8,244,505
#	Brantano Group NV	6,251	493,047
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	252,537
	Cofinimmo SA	3,921	751,346
*	Compagnie du Bois Sauvage SA VVPR STRIP	87	25
#	Compagnie d’Entreprises CFE	2,080	4,238,712
#	Compagnie Immobiliere de Belgique SA	10,849	603,228

1

#	Compagnie Maritime Belge SA	64,297	5,758,788
	Cumerio NV SA	9,586	391,481
#	Deceuninck NV	63,700	1,492,768
	Dolmen Computer Applications NV	18,960	357,855
	D’Ieteren NV SA	13,235	5,120,801
#	Duvel Moorgat SA	9,169	592,195
	Econocom Group SA	67,440	775,924
#	Elia System Operator SA NV	117,849	4,842,230
#	Euronav SA	89,385	2,944,956
	EVS Broadcast Equipment SA	5,500	653,495
#	Exmar NV	78,816	2,549,552
	Floridienne SA	2,033	353,418
	Henex	7,487	555,651
*	ICOS Vision Systems NV	35,433	1,409,922
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	492,551
* #	Innogenetics NV	75,886	655,577
*	Integrated Production & Test Engineering NV	9,275	145,791
*	International Brachtherapy SA	35,773	167,830
*	Ion Beam Application	69,021	1,948,951
	Jensen-Group NV	14,485	193,242
	Kinepolis	16,788	887,026
	Lotus Bakeries SA	1,401	469,222
#	Melexis NV	88,696	1,404,877
#	Omega Pharma SA	87,533	6,095,302
* #	Option NV	114,120	972,950
*	Papeteries Catala SA	315	55,645
	Picanol	16,620	371,983
* #	Real Software NV	639,542	373,482
#	Recticel SA	52,387	777,922
*	Resilux	4,095	232,649
	Rosier SA	655	207,166
#	Roularta Media Group NV	17,839	1,363,024
	Sapec SA	3,635	543,072
*	SAPEC SA Strip VVPR	75	213
	Sioen Industries NV	52,140	699,916
	Sipef NV	2,481	1,387,008
*	Spector Photo Group SA	81,828	143,421
*	Systemat-Datarelay SA	26,232	226,418
	Ter Beke NV	2,281	196,673
	Tessenderlo Chemie NV	94,663	5,220,798
	Unibra SA	1,600	242,805
	Van De Velde NV	28,456	1,415,230
	VPK Packaging Group SA	13,446	767,789
	Warehouses De Pauw SCA	5,753	392,158
* #	Zenitel VVPR	28,851	101,511
TOTAL COMMON STOCKS			89,429,050

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Dolmen Computer Applications NV Rights 10/26/07	18,960	4,161
*	Zenitel VVPR Contingent Rights	8,654	127
TOTAL RIGHTS/WARRANTS			4,288

TOTAL — BELGIUM			89,433,338

2

DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
*	Aarhus Lokalbank A.S.	8,030	290,593
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	722,022
#	Aktieselskabet Roskilde Bank A.S.	32,685	2,405,007
#	Aktieselskabet Skjern Bank A.S.	3,276	385,006
	Alk-Abello A.S.	15,055	2,120,570
*	Alm. Brand A.S.	28,360	1,683,932
	Amagerbanken A.S.	32,195	1,805,335
	Ambu A.S.	22,100	334,867
	Arkil Holdings A.S. Series B	780	174,142
#	Auriga Industries A.S. Series B	35,850	701,845
	Bang & Olufsen Holding A.S. Series B	31,337	3,090,028
* #	Bavarian Nordic A.S.	17,626	1,101,650
#	Biomar Holding A.S.	22,198	825,025
	BoConcept Holding A.S.	5,650	541,081
#	Bonusbanken A.S.	69,455	397,990
*	Brodrene Hartmann A.S. Series B	5,865	172,383
*	Brondbyernes I.F. Fodbold A.S. Series B	10,300	171,259
* #	Capinordic A.S.	216,300	823,158
	D/S Norden A.S.	16,800	1,817,951
	Dalhoff, Larson & Horneman A.S. Series B	32,000	467,329
*	Danionics A.S. Series A	32,000	91,222
* #	Dantherm Holding A.S.	13,100	387,951
	Danware A.S.	7,585	104,582
	DFDS A.S.	11,910	1,798,217
	DiBa Bank A.S.	11,660	882,636
	Djursland Bank A.S.	4,485	673,728
	East Asiatic Co., Ltd. A.S.	50,573	3,465,811
*	EDB Gruppen A.S.	5,780	179,974
	F.E. Bording A.S.	600	97,250
#	Fionia Bank A.S.	6,516	2,034,875
#	Fluegger A.S. Series B	4,198	447,647
#	Forstaedernes Bank A.S.	65,613	2,475,359
*	GPV Industi A.S.	2,200	119,736
*	Gronlandsbanken	768	133,055
	H&H International A.S. Series B	1,920	588,277
	Harboes Bryggeri A.S.	10,250	288,514
	Hedegaard A.S.	1,560	127,769
*	Hojgaard Holding A.S. Series B	2,750	113,453
#	IC Companys A.S.	33,305	2,036,212
*	Incentive A.S.	3,575	12,974
	ITH Industri Invest A.S.	3,600	184,141
	Lan & Spar Bank S.A.	5,150	435,620
*	Lastas A.S. Series B	11,200	383,529
	Lollands Bank A.S.	750	66,144
*	Maconomy Corp. A.S.	63,000	270,852
#	Mols-Linien A.S.	5,700	1,025,295
* #	NeuroSearch A.S.	43,254	2,834,437
	NKT Holding A.S.	49,245	4,708,231
	Nordjyske Bank A.S.	17,600	632,349
#	Norresundby Bank A.S.	735	527,001
	Ostjydsk Bank A.S.	2,554	498,648
* #	Parken Sport & Emtertainment A.S.	8,474	2,001,523

3

	Per Aarsleff A.S. Series B	6,145	908,823
* #	Pharmexa A.S.	142,740	258,945
	Ringkjoebing Landbobank Aktieselskab	15,330	2,724,699
	Roblon A.S. Series B	540	96,711
	Royal Unibrew A.S.	12,690	1,458,407
* #	RTX Telecom A.S.	14,000	132,689
	Salling Bank A.S.	910	169,735
	Sanistal A.S. Series B	4,436	646,674
*	SAS AB	34,300	522,475
#	Satair A.S.	8,525	469,853
#	Schouw & Co.	25,435	2,235,531
	SimCorp A.S.	16,940	3,431,412
	Sjaelso Gruppen A.S.	68,030	2,089,685
	SKAKO Industries A.S.	5,130	200,287
#	Skandinavian Brake Systems A.S.	1,925	100,659
#	Sondagsavisen A.S.	36,665	224,856
	Spar Nord Bank A.S.	120,825	2,847,657
	Sparbank	10,930	774,907
#	Sparekassen Faaborg A.S.	2,027	894,419
	Sydbank A.S.	67,361	2,823,755
	Thrane & Thrane A.S.	8,858	516,376
#	Tivoli A.S.	997	741,320
*	TK Development A.S.	91,456	1,462,810
* #	TopoTarget A.S.	151,600	624,129
	Vestfyns Bank A.S.	680	154,305
	Vestjysk Bank A.S.	29,755	1,726,125

TOTAL — DENMARK			77,895,429

FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
	Alandsbanken AB Series B	18,190	704,981
*	Aldata Solutions Oyj	194,535	351,271
	Alma Media	292,300	4,984,288
	Amanda Capital Oyj	67,120	333,335
#	Amer Sports Oyj Series A	269,460	7,358,373
	Aspo Oyj	70,175	671,053
	BasWare Oyj	34,550	510,015
*	Benefon Oyj	225,900	26,007
*	Biohit Oyj	7,900	19,344
*	Biotie Therapies Corp.	265,590	329,391
	Cargotec Oyj Series B	12,807	675,155
*	Cencorp Oyj	81,010	30,612
#	Componenta Oyj	34,400	428,572
#	Comptel P.L.C.	334,565	768,113
	Cramo Oyj	107,300	2,967,725
*	Efore Oyj	129,540	216,360
	Elcoteq SE	66,810	367,850
	Elecster Oyj	2,200	18,298
#	Elektrobit Corp.	401,120	1,022,243
	Etteplan Oyj	62,600	458,431
#	Finnair Oyj	164,950	2,019,765
#	Finnlines Oyj	110,260	2,339,222
	Fiskars Oyj Abp Series A	178,328	3,454,883
#	F-Secure Oyj	447,078	1,540,485

4

	Glaston Oyj Abp	131,940	597,467
#	HKScan Oyj Series A	74,560	1,670,634
*	Honkarakenne Oyj Series B	7,507	62,366
#	Huhtamaki Oyj	348,750	4,461,404
	Ilkka-Yhtyma Oyj	35,460	580,751
*	Incap Oyj	19,628	43,467
	Ixonos P.L.C.	26,100	227,361
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	126,192
	KCI Konecranes Oyj	255,800	9,757,155
	Kemira Oyj	261,200	5,204,385
	Laennen Tehtaat Oyj	18,920	468,098
#	Lassila & Tikanoja Oyj	121,476	3,898,556
	Lemminkainen Oyj	52,700	2,717,382
	Martela Oyj	1,060	13,241
	M-Real Oyj Series B	775,393	4,079,900
	Neomarkka Oyj	16,652	225,996
	Nokian Renkaat Oyj	384,580	14,610,945
	Nordic Aluminium Oyj	10,440	448,410
*	Okmetic Oyj	54,904	261,020
	OKO Bank P.L.C. Class A	203,091	4,011,479
#	Olvi Oyj Series A	32,290	1,128,041
	Oriola-KD Oyj Class A	26,000	112,664
	Oriola-KD Oyj Class B	16,000	69,055
	Orion Oyj Series A	75,792	1,802,518
	Orion Oyj Series B	240,997	5,701,397
	PKC Group Oyj	48,390	662,023
	Ponsse Oyj	82,280	1,903,652
	Poyry Oyj	189,640	4,875,619
*	Proha Oyj	107,168	43,936
#	Raisio P.L.C.	476,433	1,126,304
	Ramirent Oyj	314,560	5,361,866
	Rapala VMC Oyj	116,640	940,586
	Raute Oyj Series A	10,390	203,311
#	Rocla Oyj	12,300	188,988
*	Satama Interactive Oyj	107,200	197,391
	Scanfil Oyj	123,479	356,262
	Sponda Oyj	159,511	1,871,383
*	SSH Communications Oyj	88,050	218,188
	Stockmann Oyj Abp Series A	45,225	2,080,817
	Stockmann Oyj Abp Series B	104,804	4,891,357
*	Stonesoft Oyj	107,212	39,363
#	Suominen Oyj	17,955	72,785
	SYSOPENDIGIA P.L.C.	55,020	264,860
	Talentum Oyj	133,500	596,139
	Tecnomen Oyj	196,570	357,964
#	Teleste Oyi	53,559	621,151
#	TietoEnator Oyj	291,429	6,249,112
	Tiimari P.L.C.	16,680	119,805
	Tulikivi Oyj	79,440	238,285
	Turkistuottajat Oyj	8,490	131,163
#	Uponor Oyj Series A	216,400	5,167,769
#	Vacon Oyj	44,337	1,950,039
#	Vaisala Oyj Series A	40,300	1,888,401
	Viking Line AB	10,710	651,254
	YIT Oyj	151,498	3,548,006
TOTAL COMMON STOCKS			140,693,435

5

RIGHTS/WARRANTS — (0.0%)
*	Finnair Oyj Rights 12/17/07	164,950	217,182

TOTAL — FINLAND			140,910,617

FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
*	Actielec Technologies	26,862	109,881
	Affine SA	7,578	404,089
#	Akka Technologies SA	5,500	103,669
*	Alain Afflelou SA	2,280	135,439
	Ales Groupe SA	33,613	1,018,837
* #	Alten	59,514	2,301,638
* #	Altran Technologies SA	322,216	2,045,692
	April Group SA	74,259	4,788,967
* #	Archos	22,331	658,130
	Assystem	47,658	692,342
*	Atos Origin SA	33,218	1,882,381
#	Aubay	28,405	297,069
	Audika SA	22,509	1,187,801
*	Avanquest Software	19,360	213,683
*	Axorys SA	11,700	12,324
* #	Baccarat SA	1,090	482,274
	Banque Tarneaud SA	1,430	304,385
	Beneteau SA	185,495	5,224,911
*	Bigben Interactive	7,762	54,059
	bioMerieux	14,590	1,591,962
	Boiron SA	22,509	584,850
	Boizel Chanoine Champagne SA	6,304	867,402
#	Bonduelle SCA	13,165	1,648,778
	Bongrain SA	14,306	1,702,954
#	Bourbon SA	139,178	9,275,996
*	Bull SA (4547235)	4	2
*	Bull SA (B0V2C19)	298,028	1,792,291
	Burelle SA	4,030	1,178,739
*	Business Objects SA	63,268	3,854,635
#	Cafom SA	5,092	159,629
#	Canal Plus SA	280,788	3,268,379
	Carbone Lorraine SA	56,469	4,135,101
	CBo Territoria	28,320	151,626
	Cegedim SA	11,509	1,215,494
#	Cegid Group	22,866	1,044,378
*	Cesar SA	14,219	143,330
*	Cibox Inter@ctive SA	232,424	102,496
#	Clarins SA	26,155	2,294,437
* #	Club Mediterranee SA	46,578	2,931,717
	Compagnie Industrielle et Financiere D’Entreprises	300	118,797
*	Compagnie International Andre Trigano SA	983	86,588
*	CS Communication & Systemes	7,938	304,632
	Cybergun	6,818	71,417
	Damartex SA	22,900	871,916
*	Dane-Elec Memory SA	65,202	200,249

6

	Delachaux SA	28,440	2,970,745
* #	Derichebourg	639,328	5,470,576
*	Dollfus Mieg & Cie SA	54,239	94,886
*	Dynaction SA	10,660	203,839
#	Electricite de Strasbourg	23,784	4,976,349
	Esso Ste Anonyme Francaise	5,936	1,649,423
#	Establissements Maurel et Prom	275,150	5,768,849
*	Etablissements Gantois Series A	647	4,873
	Etam Developpement SA	23,815	1,200,939
*	Euro Disney SCA	4,981,489	728,767
	Exel Industries SA	5,582	789,189
	Explosifs et de Produits Chimiques	524	356,963
* #	Faurecia SA	60,033	4,512,927
#	Fimalac SA	23,546	1,664,464
	Finuchem SA	18,510	256,938
	Fleury Michon SA	4,507	326,500
	Francois Freres (Tonnellerie) SA	3,839	226,743
	Gascogne SA	7,112	747,524
	Gaumont SA	14,607	1,317,784
*	GECI International	63,334	386,770
*	Geci International I07 Shares	10,786	7,258
#	Geodis SA	17,364	3,244,972
	Gevelot SA	3,584	326,521
	GFI Informatique SA	126,539	1,241,978
*	Gifi	7,579	587,540
	Ginger (Groupe Ingenierie Europe)	10,357	309,204
	GL Events	38,586	2,568,892
#	GPe Pizzorno	5,200	182,093
	Grands Moulins de Strasbourg	110	91,244
*	Groupe Ares	21,994	100,905
	Groupe Crit	24,673	1,033,771
	Groupe Flo SA	22,019	322,429
* #	Groupe Go Sport SA	2,740	260,463
	Groupe Guillin SA	1,200	130,423
* #	Groupe Open	27,590	352,135
#	Groupe Steria SCA	51,952	2,063,623
	Guerbet SA	5,997	1,398,143
	Guyenne et Gascogne SA	26,000	4,690,086
#	Haulotte Group SA	57,491	1,888,904
#	Havas SA	1,144,241	5,969,519
	Idsud	2,227	159,642
*	IEC Professionnel Media	26,344	62,965
	IMS International Metal Service SA	51,946	2,200,299
* #	Infogrames Entertainment SA	2,249,212	426,060
#	Ingenico SA	87,639	2,575,040
*	Ipsen SA	15,549	882,574
	Ipsos SA	80,658	2,677,080
	Lafuma SA	6,384	471,761
	Laurent-Perrier	12,172	2,102,733
	Lectra	85,992	716,668
	Lisi SA	16,534	1,638,934
* #	LVL Medical Groupe SA	24,346	739,157
	Maisons Franc	12,826	1,009,772
	Manitou BF SA	48,280	2,573,011
	Manutan International SA	13,920	1,299,750

7

	MGI Coutier SA	2,753	112,871
*	MoneyLine SA	11	—
	Montupet SA	32,450	672,522
	Mr. Bricolage SA	23,846	711,974
#	Naturex	6,954	375,140
	Nexans SA	80,936	10,802,438
	Nexity	82,640	4,486,194
	Norbert Dentressangle	12,697	1,433,114
#	NRJ Group	177,024	2,078,004
	Oberthur Card Systems SA	117,901	1,036,506
*	Oeneo	102,487	377,176
	Orco Property Group	23,394	3,112,442
*	Orpea	102,622	6,643,321
*	Osiatis	1,400	10,708
	Paris Orleans et Cie SA	546	270,647
	Passat SA	8,835	85,488
	Pierre & Vacances	16,031	2,066,987
	Plastic Omnium SA	30,846	1,819,892
	Plastivaloire SA	4,552	141,806
	PSB Industries SA	8,438	500,950
	Radiall SA	5,387	766,407
#	Rallye SA	80,915	5,850,030
*	Recylex SA	35,449	955,279
	Remy Cointreau SA	72,726	5,292,192
*	Rhodia SA	168,086	5,894,194
	Robertet SA	3,167	548,898
*	Rodriguez Group SA	27,733	917,889
	Rougier SA	6,120	556,815
#	Rubis SA	31,132	2,954,673
* #	S.T. Dupont SA	39,440	28,224
	Sabeton SA	13,500	252,696
	Saft Groupe SA	42,516	1,896,933
	SAMSE SA	8,800	1,171,420
	SCOR SE	282,143	7,317,962
	SEB SA	29,833	5,347,848
	Sechilienne SA	52,820	4,242,891
	Securidev SA	2,500	110,410
	Signaux Girod SA	894	97,644
*	Smoby SA	1,172	48,008
	Societe BIC SA	61,451	4,587,261
	Societe de Developpement Regional de la Bretagne	5,106	30,850
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,863,831
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,261,720
#	Societe Industrielle D’Aviations Latecoere SA	21,731	542,856
	Societe Marseillaise du Tunnel Prado Carenage	11,036	601,681
	Societe Pour l’Informatique Industrielle SA	40,908	316,216
* #	Soitec SA	231,215	3,056,746
*	Solving International SA	13,265	73,656
	Somfy SA	22,900	6,837,629
	Sopra Group SA	23,668	2,080,470
	Sperian Protection	18,169	2,157,285
#	Spir Communication SA	7,977	894,717
#	Stallergenes SA	33,674	2,717,856
	STEF-TFE	29,698	2,240,262
	Sucriere de Pithiviers Le Vieil	1,825	1,540,482

8

*	Sylis SA	23,228	130,039
	Synergie SA	33,924	1,332,546
*	Teamlog SA	34,132	208,222
	Teleperformance SA	135,031	5,178,805
	Tessi SA	5,050	320,607
* #	Theolia SA	88,858	2,846,191
	Tipiak SA	518	57,954
	Toupargel Groupe	21,016	827,498
#	Trigano SA	59,181	2,893,379
*	UbiSoft Entertainment SA	102,741	8,933,297
	Union Financiere de France Banque SA	16,369	974,156
	Valeo SA	72,191	3,628,261
*	Valtech	295,958	230,012
	Viel et Compagnie	162,852	1,145,655
	Vilmorin et Cie SA	19,383	2,974,558
	Virbac SA	16,735	1,586,343
	VM Materiaux SA	6,521	735,805
	Vranken Pommery Monopole	9,879	767,992
	Zodiac SA	60,875	3,993,375
TOTAL COMMON STOCKS			295,032,769

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	4,022
*	Bigben Interactive Warrants 12/31/08	2,100	1,106
*	Cybergun Warrants Series A 01/31/08	1,136	17
*	Cybergun Warrants Series B 07/15/10	1,136	100
*	Groupe Ares Warrants 12/18/08	4,713	10,687
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Open Rights 10/10/07	27,590	404
*	Groupe Steria SCA Rights 11/28/07	50,742	7,423
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	7,970
TOTAL RIGHTS/WARRANTS			31,729

TOTAL — FRANCE			295,064,498

GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
*	313 Music JWP AG	15,810	35,388
*	3U Holding AG	117,766	127,973
	A.S. Creation Tapeton AG	6,853	443,424
*	AAP Implantate AG	47,250	158,603
	Aareal Bank AG	110,018	4,749,178
	ADCapital AG	33,040	563,372
* #	Adlink Internet Media AG	71,772	1,619,815
* #	ADVA AG Optical Networking	96,672	625,290
	Agrob AG	5,800	127,009
*	Aixtron AG	266,763	3,348,062
* #	Allbecon AG	21,017	243,134
	Altana AG	110,752	2,762,231
	Amadeus Fire AG	16,192	399,494
	Andreae-Noris Zahn AG	27,200	1,432,701
*	Artnet AG	16,292	228,520
*	Augusta Technologie AG	27,184	633,546
#	AWD Holding AG	99,539	3,348,198

9

#	Baader Wertpapierhandelsbank AG	142,376	996,263
* #	Balda AG	155,088	2,303,311
*	Basler AG	8,861	142,315
	Beate Uhse AG	56,241	165,213
	Bechtle AG	40,189	1,767,832
#	Bertrandt AG	23,282	778,882
* #	Beta Systems Software AG	8,550	61,290
	BHS Tabletop AG	2,800	46,733
	Bilfinger Berger AG	136,777	11,129,356
*	Biolitec AG	26,843	564,545
	Biotest AG	22,203	1,170,185
*	BKN International AG	35,508	158,562
* #	BMP AG	50,479	167,376
	Boewe Systec AG	15,333	677,008
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	487,638
*	Business Media China AG	15,212	451,855
*	CEAG AG	20,670	210,760
	Cenit AG	18,394	212,034
* #	CENTROTEC Sustainable AG	42,280	892,031
	Cewe Color Holding AG	13,917	516,531
* #	ComBOTS AG	58,253	1,047,294
	Comdirect Bank AG	135,842	1,690,682
	Computerlinks AG	16,965	320,525
*	Condomi AG	1,800	—
#	Conergy AG	94,598	3,926,315
	CTS Eventim AG	53,393	2,099,218
	Curanum AG	83,165	1,125,432
*	D. Logistics AG	113,203	304,598
*	D+S europe AG	77,965	1,482,905
#	DAB Bank AG	133,926	1,212,187
	Data Modul AG	10,414	294,640
*	DEAG Deutsche Entertainment AG	51,845	127,625
#	Deutsche Euroshop AG	87,386	3,371,864
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	47,212
	Deutsche Wohnen AG	69,977	2,667,034
* #	Deutz AG	257,064	2,779,383
	Dierig Holding AG	10,500	129,451
	Douglas Holding AG	105,237	6,459,985
	Dr. Hoenle AG	14,858	192,144
*	Drillisch AG	92,184	822,578
* #	Duerr AG	38,845	1,577,396
	DVB Bank AG	15,114	6,302,857
*	Easy Software AG	13,167	116,397
	Eckert and Ziegler AG	6,103	88,598
	Elexis AG	32,938	978,929
* #	Elmos Semiconductor AG	34,592	369,101
#	ElreingKlinger AG	6,000	635,432
* #	EM. Sports Media AG	160,173	920,930
	Energiekontor AG	38,401	247,583
	Epcos AG	233,608	4,190,719
	Erlus AG	297	175,805
* #	Escada AG	40,309	1,428,100
	Euwax AG	18,514	1,464,259
* #	Evotec AG	196,039	689,861
	Fielmann AG	58,362	3,835,964

10

* #	FJA AG	77,417	313,206
	Fortec Elektronik AG	7,433	96,524
	Freenet AG	236,364	5,528,640
#	Fuchs Petrolub AG	30,747	2,870,176
	GBWAG Bayerische Wohnungs AG	20,298	451,364
	Gerry Weber International AG	49,579	1,654,619
	Gesco AG	9,455	708,430
#	GFK AG	77,709	3,133,640
* #	GFT Technologies AG	66,050	317,939
* #	GPC Biotech AG	106,084	516,039
#	Grenkeleasing AG	32,424	1,117,997
	Grundstuecks & Baugesellschaft AG	3,567	317,724
	Hamborner AG	63,000	827,886
*	Hansa Group AG	146,815	253,777
	Hawesko Holding AG	20,044	606,903
	Heidelberger Druckmaschinen AG	113,806	3,603,632
*	Hoeft & Wessel AG	20,622	145,008
	Hyrican Informations Systeme AG	11,943	167,971
*	IFA Hotel & Touristik AG	7,000	109,005
* #	IKB Deutsche Industriebank AG	21,843	282,265
	Indus Holding AG	41,345	1,489,327
	Innovation in Traffic Systems AG	23,949	280,998
*	Integralis AG	34,269	295,466
	INTERSEROH AG	22,803	1,535,117
*	Intershop Communications AG	58,426	292,139
	Isra Vision Systems AG	10,917	192,021
*	itelligence AG	64,543	578,180
*	IVU Traffic Technologies AG	40,338	70,683
* #	Jenoptik AG	157,826	1,391,221
	K&S AG	15,888	3,200,613
*	Kampa AG	28,404	204,374
	KERAMAG Keramische Werke AG	13,000	1,354,233
	Kontron AG	181,781	3,914,916
	Krones AG	71,235	5,881,775
#	KSB AG	4,521	3,279,523
*	Kuka AG	85,711	3,423,266
	KWS Saat AG	24,461	4,709,389
	Lanxess AG	59,344	2,768,336
	Leifheit AG	12,500	248,131
	Leoni AG	117,961	6,333,061
*	Loewe AG	25,187	594,959
#	LPKF Laser & Electronics AG	28,874	209,432
	MasterFlex AG	10,531	283,925
*	Maxdata Computer AG	32,897	127,048
*	Mediclin AG	79,703	337,626
* #	Medigene AG	90,111	662,333
* #	Medion AG	84,110	2,314,066
	Mensch und Maschine Software AG	27,532	247,361
	MLP AG	220,135	3,213,973
*	Mologen AG	22,062	207,315
*	Morphosys AG	19,723	1,186,404
	MTU Aero Engines Holding AG	164,627	8,791,293
#	Muehlabauer Holdings AG & Co. KGAA	15,349	556,997
	MVV Energie AG	143,467	6,909,290
	Nemetschek AG	23,340	726,717

11

*	Neschen AG	1,900	2,900
*	Net AG Infrastructure, Software & Solutions	72,185	123,366
*	Nexus AG	37,949	166,545
#	Norddeutsche Affinerie AG	158,096	5,355,784
	Norddeutsche Steingut AG	370	3,602
* #	Nordex AG	87,845	4,324,703
	OHB Technology AG	37,069	656,576
	Oldenburgische Landesbank AG	4,234	309,707
#	P&I Personal & Informatik AG	17,889	543,250
*	Paion AG	51,500	140,971
#	Paragon AG	22,134	326,702
	PC-Ware AG	15,184	289,592
	Pfeiffer Vacuum Technology AG	31,639	2,626,874
	Pfleiderer AG	171,935	3,522,790
*	Pironet NDH AG	36,682	179,707
*	Pixelpark AG	89,712	98,544
*	Plambeck Neue Energien AG	148,115	675,185
*	Plasmaselect AG	35,172	107,173
*	Premiere AG	320,184	4,895,645
#	Progress-Werk Oberkirch AG	6,250	320,974
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	351,641
*	Pulsion Medical Systems AG	26,674	198,530
* #	PVATepla AG	51,882	831,560
* #	QIAGEN NV	531,102	11,307,987
* #	QSC AG	295,921	1,198,222
	R. Stahl AG	14,839	723,027
#	Rational AG	15,083	3,346,085
	REALTECH AG	13,541	234,120
	Renk AG	19,400	1,880,195
*	REpower Systems AG	21,093	4,260,445
	Rheinmetall AG	86,437	7,188,072
	Rhoen-Klinikum AG	298,808	9,416,708
	Ruecker AG	21,675	286,078
*	S.A.G. Solarstrom AG	47,672	240,374
	Sartorius AG	32,181	1,429,513
	Schlott Sebaldus AG	15,429	396,591
*	Secunet Security AG	16,078	115,293
	Sektkellerei Schloss Wachenheim AG	15,120	189,722
*	Senator Entertainment AG	980	2,757
*	SGL Carbon AG	228,535	12,974,931
	Silicon Sensor International AG	12,195	325,505
* #	Singulus Technologies AG	112,455	1,225,227
	Sinner AG	2,660	73,495
*	SinnerSchrader AG	26,169	63,716
	Sixt AG	38,312	1,827,888
	SM Wirtschaftsberatungs AG	18,841	363,361
	Software AG	73,445	5,998,630
*	Solar Millennium AG	35,500	2,182,984
* #	Solon AG fuer Solartechnik	18,988	2,047,113
	Stada Arzneimittel AG	181,686	11,244,557
	STINAG Stuttgarter Invest AG	36,048	1,529,351
*	Stoehr & Co. AG	16,000	107,738
#	Strabag AG	10,386	3,590,673
	Stratec Biomedical Systems AG	27,297	787,053
	Sued-Chemie AG	29,146	3,524,505

12

#	Suedzucker AG	35,773	786,183
*	Suess Microtec AG	59,969	387,289
	Syskoplan AG	9,363	112,151
	Syzygy AG	30,656	165,972
#	Takkt AG	146,687	2,642,121
*	TDS Informationstechnologie AG	89,063	401,957
#	Techem AG	74,865	6,340,267
	Technotrans AG	21,735	514,176
	Telegate AG	20,500	465,613
#	Teles AG	41,582	153,773
	Textilgruppe Hof AG	12,170	142,576
* #	Tomorrow Focus AG	101,081	472,075
*	TRIA IT-solutions AG	905	776
	Umweltbank AG	17,805	445,661
	United Internet AG	125,696	2,938,336
#	Utimaco Safeware AG	35,121	429,214
	VBH Holding AG	9,415	77,878
	Vivacon AG	60,307	1,202,042
	Vossloh AG	34,930	3,810,507
	Wanderer-Werke AG	7,903	313,454
*	Washtec AG	54,420	891,696
	Westag & Getalit AG	7,000	176,898
	Wincor Nixdorf AG	117,600	10,149,883
*	Wirecard AG	210,816	3,552,398
	Wuerttembergische Lebensversicherung AG	28,123	1,088,757
	Wuerttembergische Metallwarenfabrik AG	30,330	1,244,319
* #	Zapf Creation AG	29,235	143,054
TOTAL COMMON STOCKS			342,886,177

RIGHTS/WARRANTS — (0.0%)
*	313 Music JWP AG Rights 12/05/07	15,810	2,272
*	Drillisch AG Rights 11/26/07	92,184	2,832
TOTAL RIGHTS/WARRANTS			5,104

TOTAL — GERMANY			342,891,281

GREECE — (4.0%)
COMMON STOCKS — (4.0%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	307,834
*	Aegek S.A.	437,330	348,907
*	Agricultural Insurance S.A.	59,277	318,626
*	Alapis Holdings Industrial & Commercial S.A.	1,375,497	4,773,185
*	Alco Hellas ABEE S.A.	103,281	179,468
*	Alfa Alfa Energy S.A.	3,810	7,748
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,055,732
	Allatini Industrial & Commercial Co. S.A.	34,470	106,006
*	Alte Technical Co.	85,048	9,954
*	Altec S.A. Information & Communication Systems	80,278	212,672
	Alumil Milonas Aluminum Industry S.A.	52,886	392,929
*	Alysida S.A.	2,376	6,921
	Anek Lines S.A.	639,521	2,022,861
	AS Co. S.A.	47,540	130,009
	Aspis Bank S.A.	228,007	1,006,917

13

*	Aspis Pronia General Insurance S.A.	165,110	220,988
*	Astir Palace Hotels S.A.	98,660	898,452
	Athens Medical Center S.A.	150,874	988,647
*	Atlantic Supermarkets S.A.	35,080	92,196
	Attica Holdings S.A.	244,076	1,932,883
	Attica Publications S.A.	16,674	98,708
	Atti-Kat S.A.	196,084	273,717
	Autohellas S.A.	83,520	672,970
*	Babis Vovos International Construction S.A.	61,592	1,876,776
*	Balafas S.A.	15,200	4,225
*	Balkan Export S.A.	41,970	210,778
*	Bank of Attica S.A.	202,121	1,136,455
	Bank of Greece	61,332	8,060,285
	Benrubi S.A.	27,741	161,980
	Bitros Holdings S.A.	38,892	162,601
	Blue Star Maritime S.A.	216,430	1,206,996
	Byte Computers S.A.	22,730	105,723
	C. Rokas S.A.	44,569	1,334,777
	Centric Multimedia SA	51,942	182,046
	Crown Hellas Can S.A.	30,452	253,952
*	Cyclon Hellas S.A	62,191	149,742
	Daios Plastics S.A.	16,350	257,461
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	900,349
	Dromeas S.A.	10,400	20,470
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	117,055
	EL. D. Mouzakis S.A.	40,703	112,476
*	Elbisco Holding S.A.	67,200	175,609
	Elektrak S.A.	36,580	308,897
	Elektroniki Athinon S.A.	34,490	399,141
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	192,057
	Elmec Sport S.A.	128,306	735,083
	Elton Chemicals S.A.	53,834	81,888
*	Empedos S.A.	15,974	1,870
	ETEM S.A.	72,082	222,291
*	Etma Rayon S.A.	11,242	23,190
*	Euro Reliance General Insurance Co. S.A.	55,110	222,141
*	Eurodrip S.A.	83,040	126,200
	Euromedica S.A.	64,900	1,089,185
*	European Technical S.A.	32,750	11,020
	Everest S.A.	68,950	272,511
	F.G. Europe SA	4,536	18,467
*	Forthnet S.A.	115,475	1,758,679
	Fourlis Holdings S.A.	133,615	4,955,772
	Frigoglass S.A.	88,060	3,270,986
	GEK Group of Cos S.A.	155,884	2,422,416
	General Commercial S.A.	64,410	85,944
*	Geniki Bank	241,630	1,699,279
	Halkor S.A.	226,556	1,097,620
*	Hatzioannou Holdings S.A.	89,750	228,569
	Hellenic Cables S.A.	65,236	513,803
	Hellenic Duty Free Shops S.A.	101,270	1,863,253
*	Hellenic Sugar Industry S.A.	87,664	537,239
	Hellenic Technodomiki Tev S.A.	477,519	6,262,211

14

	Heracles General Cement Co. S.A.	93,293	2,261,167
*	Hippotour S.A.	13,891	12,841
	Iaso S.A.	175,950	3,309,206
	Inform P. Lykos S.A.	35,570	215,699
*	Informatics S.A.	3,778	1,713
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,671,435
*	Intracom Technical & Steel Constructions S.A.	105,050	189,919
*	Ionian Hotel Enterprises S.A.	16,914	397,903
*	Ipirotiki Software & Publications S.A.	22,110	62,751
	J&P-Avax S.A.	163,746	1,670,323
*	Karatzis S.A.	28,610	85,664
	Karelia Tobacco Co., Inc. S.A.	5,810	512,541
	Kathimerini Publishing S.A.	47,170	460,554
	Katselis Sons S.A. Bread Industry	41,545	167,123
	Kego S.A.	32,045	131,086
*	Kekrops S.A.	6,444	145,491
*	Keramia-Allatini	10,368	14,897
	Lambrakis Press S.A.	118,587	423,130
	Lampsa Hotel Co.	50,326	1,248,036
*	Lan-Net S.A.	126,887	99,830
	Lavipharm S.A.	96,324	434,459
*	Loulis Mills S.A.	41,702	229,006
	M.J. Mailis S.A.	154,984	395,711
*	Maritime Company of Lesvos S.A.	299,836	380,411
	Metka S.A.	100,500	2,360,898
	Michaniki S.A.	165,545	1,450,529
	Minoan Lines S.A.	248,689	1,891,248
*	Mochlos S.A.	98,304	71,189
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	666,197
*	Multirama S.A.	10,990	121,446
	Mytilineos Holdings S.A.	108,090	5,580,581
	Naytemporiki Publishing S.A.	49,480	115,623
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,769,965
*	Neorion New S.A. Holdings	37,500	97,134
	Nexans Hellas S.A.	11,443	68,827
	Nirefs Acquaculture S.A.	143,700	669,197
*	Pantechniki S.A.	89,570	523,429
*	Parnassos Enterprises S.A.	50,700	184,131
*	Pegasus Publishing S.A.	95,510	330,704
	Petropoulos S.A.	8,832	99,219
*	Petzetakis S.A.	49,310	61,532
*	Pilias S.A.	51,791	28,062
	Piraeus Leasing S.A.	5,765	49,364
*	Promota Hellas S.A.	8,860	2,981
	Real Estate Development & Services S.A.	94,497	501,836
*	Rilken S.A.	11,092	171,695
	S&B Industrial Minerals S.A.	56,301	1,066,853
	Sanyo Hellas S.A.	168,151	231,455
	Sarantis S.A.	77,120	1,568,941
	Sato S.A.	62,978	218,662
*	Selected Textile Industry Assoc. S.A.	87,690	102,587
	Sfakianakis S.A.	91,320	1,057,724
*	Sheet Steel Co.	25,850	9,193
*	Shelman Hellenic-Swiss Wood S.A.	73,402	165,600

15

*	Singularlogic S.A.	100,470	426,044
*	Spyroy Agricultural Products S.A.	61,348	245,406
*	Stabilton S.A.	27,530	3,222
*	Technical Olympic S.A.	298,025	356,984
*	Technodomi M.Travlos Brothers S.A.	13,910	4,273
	Teletypos S.A. Mega Channel	72,717	480,062
	Terna Tourist Technical & Maritime S.A.	101,190	1,870,751
*	Themeliodomi S.A.	37,422	20,256
	Thrace Plastics Co. S.A.	109,280	266,237
*	United Textiles S.A.	52,191	14,753
*	Varvaressos S.A. European Spinning Mills	7,200	7,381
	Viohalco S.A.	426,755	5,706,820
*	Vioter S.A.	167,883	233,472
*	Vis Container Manufacturing Co.	4,259	16,101
	Zampa S.A.	830	14,846
TOTAL COMMON STOCKS			107,312,104

RIGHTS/WARRANTS — (0.0%)
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A. Rights 12/10/07	141,580	12,427

TOTAL — GREECE			107,324,531

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	86,889	726,893
*	Aminex P.L.C.	440,966	219,369
*	Blackrock International Land P.L.C.	897,420	445,000
*	Datalex P.L.C.	227,588	233,043
	DCC P.L.C.	324,316	8,077,177
	Donegal Creameries P.L.C.	26,085	240,737
*	Dragon Oil P.L.C.	1,510,561	9,851,756
	FBD Holdings P.L.C.	132,521	3,989,570
	Fyffes P.L.C.	1,051,012	1,435,525
	Glanbia P.L.C.	788,830	5,388,197
	Greencore Group P.L.C.	606,995	3,840,346
*	Horizon Technology Group P.L.C.	236,352	283,376
	IAWS Group P.L.C.	368,887	7,993,147
	IFG Group P.L.C.	205,432	468,461
	Independent News & Media P.L.C.	877,473	2,770,307
*	IONA Technologies P.L.C.	100,946	382,766
*	Irish Continental Group P.L.C.	93,833	3,236,084
*	Kenmare Resources P.L.C.	2,225,548	2,456,223
	Kingspan Group P.L.C.	326,615	6,888,118
*	Lantor P.L.C.	34,575	—
	McInerney Holdings P.L.C.	657,135	1,200,708
	Paddy Power P.L.C.	189,465	5,975,398
*	Providence Resources P.L.C.	6,258,198	778,158
*	Qualceram Shires P.L.C.	40,136	41,249
	Readymix P.L.C.	323,262	750,577
	Total Produce P.L.C.	897,420	887,429
	United Drug P.L.C.	829,752	4,305,457
*	Waterford Wedgwood P.L.C.	7,869,750	252,888
TOTAL COMMON STOCKS			73,117,959

16

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			73,117,959

ITALY — (6.6%)
COMMON STOCKS — (6.6%)
*	A.S. Roma SpA	270,930	315,429
	ACEA SpA	137,365	2,688,494
	Acegas-APS SpA	114,287	1,197,901
#	Actelios SpA	343,329	2,980,077
	Aedes SpA	324,161	1,794,949
#	Aeroporto de Firenze SpA	17,918	472,949
#	Amplifon SpA	521,701	2,972,662
	Astaldi SpA	200,189	1,638,177
#	Azimut Holding SpA	445,446	6,344,463
#	Banca Finnat Euramerica SpA	706,431	927,767
	Banca Ifis SpA	54,527	709,524
#	Banca Intermobiliare SpA	319,984	3,454,266
	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,233,754
#	Banca Popolare dell’Etruria e del Lazio Scrl SpA	280,346	4,340,871
#	Banca Profilo SpA	253,156	685,524
	Banco di Desio e della Brianza SpA	242,974	2,546,098
	Beghelli SpA	427,981	759,888
	Benetton Group SpA	176,608	3,256,874
	Beni Stabili SpA, Roma	1,309,500	1,647,927
	Biesse SpA	55,616	1,181,943
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	588,529
	Brembo SpA	108,591	1,712,829
	C.I.R. SpA - Compagnie Industriali Riunite	1,218,721	4,415,012
#	Caltagirone Editore SpA	161,554	1,073,309
	Caltagirone SpA	255,879	2,310,263
	Cam Finanziaria SpA	36,527	76,487
#	Carraro SpA	85,800	865,202
#	Cembre SpA	40,330	371,263
	Cementir SpA	262,430	2,484,742
	Centrale del Latte di Torino & Co. SpA	21,168	116,730
*	Ciccolella SpA	30,000	139,742
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	370,227
*	Compagnia Immobiliare Azionaria SpA	44,000	21,684
#	Credito Artigiano SpA	297,576	1,663,887
	Credito Bergamasco SpA	139,720	5,886,560
	Credito Emiliano SpA	98,048	1,296,607
	Cremonini SpA	218,517	683,434
*	CSP International Fashion Group SpA	87,961	243,724
	Danieli & Co. SpA	86,438	2,817,572
	Davide Campari - Milano SpA	358,312	3,555,704
	De Longhi SpA	314,782	2,135,259
*	Digital Multimedia Technologies SpA	25,000	1,466,660
*	Ducati Motor Holding SpA	749,005	1,917,901
	Emak SpA	57,399	427,201
* #	EnerTad SpA	95,849	460,464
#	ERG SpA	42,840	871,870

17

	Ergo Previdenza SpA	112,421	589,540
#	Esprinet SpA	81,154	968,395
* #	Everel Group SpA	197,276	116,889
*	Fiera Milano SpA	37,863	271,465
*	Fin.Part SpA	133,481	—
*	Gabetti SpA	64,201	231,613
	Gefran SpA	31,849	226,464
#	Gemina SpA	835,842	1,719,886
#	Gewiss SpA	249,008	1,744,285
*	Giovanni Crespi SpA	121,789	172,784
#	Granitifiandre SpA	82,117	1,066,527
	Gruppo Ceramiche Ricchetti SpA	127,131	269,597
#	Gruppo Editoriale L’Espresso SpA	676,817	3,116,519
	Hera SpA	190,779	813,426
	I Grandi Viaggi SpA	98,547	237,180
*	Immobiliare Lombardia SpA	9,036,502	1,793,598
	Immsi SpA	717,616	1,590,502
*	Impregilo SpA	1,144,479	7,544,774
#	Indesit Co. SpA	167,073	2,815,340
	Industria Macchine Automatique SpA	72,957	1,593,418
	Industria Romagnola Conduttori Elettrici SpA	43,452	174,741
	Intek SpA	524,083	551,355
#	Interpump Group SpA	248,737	2,620,875
	Iride SpA	849,866	3,053,560
* #	Isagro SpA	16,993	126,231
	Italmobiliare SpA	21,576	2,079,133
* #	Juventus Football Club SpA	403,805	633,336
*	KME Group SpA	479,430	1,181,968
*	La Doria SpA	59,783	153,543
	Mariella Burani SpA	48,185	1,435,225
	Marr SpA	131,000	1,474,909
	Meliorbanca SpA	249,443	1,218,746
	Milano Assicurazioni SpA	235,394	1,729,984
	Mirato SpA	36,779	434,303
#	Mondadori (Arnoldo) Editore SpA	226,405	1,892,347
*	Monrif SpA	315,834	439,825
* #	Montefibre SpA	260,521	212,214
	Navigazione Montanari SpA	263,594	1,098,167
*	Negri Bossi SpA	76,000	88,952
*	NGP SpA	17,891	9,161
*	Olidata SpA	82,236	125,522
*	Opengate Group SpA	4,000	11,177
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	305,438
	Permasteelisa SpA	67,249	1,434,685
* #	Pininfarina SpA	31,285	368,072
	Pirelli & C.Real Estate SpA	31,148	1,290,082
#	Poligrafici Editoriale SpA	257,869	444,910
	Premafin Finanziaria SpA	1,000,904	2,983,813
	Premuda SpA	296,107	705,106
*	RDM Realty SpA	5,771	29,369
#	Recordati SpA	340,005	3,225,552
*	Reno de Medici SpA	683,435	579,798
*	Richard-Ginori 1735 SpA	140,800	84,865
* #	Risanamento Napoli SpA	354,557	2,162,640

18

#	Sabaf SpA	23,325	750,106
	SAES Getters SpA	30,068	863,595
#	SAVE SpA	32,606	1,065,036
*	Schiapparelli 1824 SpA	1,322,152	86,036
*	Sirti SpA	29,967	116,129
	Smurfit Sisa SpA	72,500	256,746
* #	Snia SpA	232,689	275,186
* #	Societa Partecipazioni Finanziarie SpA	959,063	638,787
#	Societe Cattolica di Assicurazoni Scrl SpA	82,031	4,482,822
#	Socotherm SpA	66,740	717,896
	Sogefi SpA	324,310	2,799,213
	Sol SpA	194,092	1,507,950
*	Sorin SpA	880,027	1,767,937
*	Stefanel SpA	96,348	333,894
*	Tecnodiffusione Italia SpA	3,332	9,749
* #	Telecom Italia Media SpA	4,300,248	1,569,047
* #	Tiscali SpA	1,060,244	3,478,099
#	Tod’s SpA	42,015	3,055,061
	Trevi Finanziaria SpA	91,694	1,619,098
*	Viaggi del Ventaglio SpA	173,948	120,047
	Vianini Industria SpA	59,070	305,596
	Vianini Lavori SpA	180,752	3,052,339
*	Vincenzo Zucchi SpA	144,350	715,342
#	Vittoria Assicurazioni SpA	62,484	1,075,696
TOTAL COMMON STOCKS			174,025,612

RIGHTS/WARRANTS — (0.0%)
*	Gemina SpA Rights 11/30/07	439,350	482,061
*	Intek SpA Rights 06/13/08	178,760	37,920
*	Negri Bossi SpA Warrants 06/30/10	38,000	14,843
TOTAL RIGHTS/WARRANTS			534,824

TOTAL — ITALY			174,560,436

NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
	Aalberts Industries NV	372,614	7,820,426
#	Accell Group NV	34,374	1,456,782
*	AFC Ajax NV	18,134	219,932
	Amsterdam Commodities NV	60,689	372,288
	Arcadis NV	62,073	4,403,978
#	ASM International NV	205,931	4,825,429
*	Atag Group NV	4,630	1,964
#	Batenburg Beheer NV	5,153	436,236
* #	BE Semiconductor Industries NV	142,819	661,048
	Beter Bed Holding NV	69,403	1,845,220
	Boskalis Westminster CVA	223,109	13,387,324
	Brunel International NV	65,086	1,710,683
#	Corporate Express NV	441,331	3,899,630
	Crown Van Gelder NV	18,307	405,552
* #	Crucell NV	237,868	4,445,443
*	Crucell NV ADR	45,768	853,116
	DOCdata NV	22,463	204,163
#	Draka Holding NV	48,947	1,715,219

19

	Eriks Group NV	43,983	3,522,893
	Exact Holding NV	97,790	3,886,621
	Fornix Biosciences NV	29,890	810,178
	Gamma Holding NV	21,255	1,661,512
	Grolsche NV	48,829	3,434,727
	Grontmij NV	78,112	2,883,005
#	Hagemeyer NV	1,941,147	13,232,746
	Heijmans NV	91,720	3,527,907
	HITT BV	8,197	63,915
	Hunter Douglas NV	18,174	1,327,333
	ICT Automatisering NV	35,281	619,376
	Imtech NV	261,165	6,309,477
	Innoconcepts NV	78,009	1,630,394
#	Jetix Europe NV	133,537	3,621,420
	Kas Bank NV	49,050	1,741,813
*	Kendrion NV	41,018	1,233,234
	Koninklijke Bam Groep NV	436,318	10,412,372
*	Koninklijke Econosto NV	58,746	460,277
	Koninklijke Ten Cate NV	98,255	3,386,390
	Koninklijke Vopak NV	73,543	4,009,698
* #	Laurus NV	262,779	1,474,523
#	Macintosh Retail Group NV	99,784	3,357,667
*	Maverix Capital NV	1,500	83,388
	Nederlandsche Apparatenfabriek NV	29,670	1,379,619
	Nutreco Holding NV	146,191	8,913,926
	Oce NV	353,653	6,410,978
	OPG Groep NV	218,634	7,045,692
	Ordina NV	155,263	2,731,670
* #	Pharming Group NV	285,229	1,269,718
*	Punch Graphix NV	12,412	108,624
* #	Qurius NV	351,539	361,254
	Royal Reesink NV	2,050	310,843
	RSDB NV	12,436	637,689
*	Samas NV	114,215	859,188
#	Sligro Food Group NV	157,640	6,076,070
	Smit Internationale NV	46,180	4,668,624
	Stern Groep NV	1,258	65,470
	Stork NV	105,189	7,330,987
* #	Tele Atlas NV	351,470	14,488,334
#	Telegraaf Media Groep NV	176,535	6,084,371
*	Textielgroep Twenthe NV	1,000	3,657
	TKH Group NV	101,120	2,231,828
*	Tulip Computers NV	47,757	426,034
	Unit 4 Agresso NV	76,624	2,029,102
#	USG People NV	196,365	5,387,607
* #	Van der Moolen Holding NV	117,201	569,824
	Vedior NV	181,031	4,499,422

TOTAL — NETHERLANDS			205,245,830

NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
#	Acta Holding ASA	584,100	2,413,485
	Aker Yards ASA	155,605	2,396,638
* #	Aktiv Kapital ASA	72,417	1,038,593

20

#	Arendals Fosse Kompani ASA	100	35,965
* #	Birdstep Technology ASA	71,000	102,277
* #	Blom ASA	68,367	938,447
	Bonheur ASA	67,400	2,843,336
* #	Camillo Eitze & Co. ASA	58,200	757,949
* #	Det Norske Oljeselskap ASA	1,774,304	3,174,537
	DOF ASA	115,506	1,150,689
	EDB Business Partner ASA	149,417	1,157,075
	Ekornes ASA	110,190	1,769,799
* #	Eltek ASA	126,859	721,866
*	Ementor ASA	142,551	995,264
	Farstad Shipping ASA	60,790	1,484,415
* #	Fast Search & Transfer ASA	487,050	964,092
	Ganger Rolf ASA	50,060	1,897,025
* #	Gregoire ASA	25,808	6,048
	Havila Shipping ASA	22,400	401,875
*	Ignis ASA	37,372	43,052
* #	IOT Holdings ASA	75,603	32,030
	Itera Consulting Group ASA	168,000	167,388
	Kongsberg Automotive ASA	86,200	554,490
	Kongsberg Gruppen ASA	49,500	2,848,822
*	Kverneland Group ASA	258,080	494,886
#	Leroy Seafood Group ASA	92,100	1,658,296
*	Nordic Semiconductor ASA	51,200	180,478
* #	Norse Energy Corp. ASA	549,400	405,599
* #	Norwegian Air Shuttle ASA	31,600	896,970
* #	Ocean Rig ASA	505,762	3,978,664
	Odfjell ASA Series A	94,900	1,539,704
#	Olav Thon Eiendomsselskap ASA	13,360	2,051,448
*	Otrum ASA	31,800	70,019
* #	Petrolia Drilling ASA	1,520,000	658,242
*	Photocure ASA	33,562	272,282
* #	Q-Free ASA	85,000	151,281
	Rieber and Son ASA Series A	109,654	1,046,338
* #	Roxar ASA	83,321	99,165
*	Scan Subsea ASA	12,200	18,022
#	Scana Industrier ASA	252,423	725,912
* #	Sevan Marine ASA	385,800	5,177,421
* #	Software Innovation ASA	51,795	111,458
	Solstad Offshore ASA	59,900	1,586,023
	Sparebanken Midt-Norge	134,100	1,749,628
*	Synnove Finden ASA	27,317	110,542
	Tandberg ASA Series A	276,210	6,166,545
*	Tandberg Data ASA	122,130	46,509
*	Tandberg Storage ASA	38,450	7,820
*	TGS Nopec Geophysical Co. ASA	316,440	4,336,888
#	Tomra Systems ASA	616,328	4,003,413
	TTS Marine ASA	32,900	595,970
	Veidekke ASA	319,230	2,928,853
	Wilh. Wilhelmsen ASA	60,800	2,426,345
TOTAL COMMON STOCKS			71,389,878

RIGHTS/WARRANTS — (0.0%)
*	TTS Marine ASA Rights 12/07/07	2,437	—

TOTAL — NORWAY			71,389,878

21

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Corticeira Amorim	230,410	686,409
*	Fibras Sinteticas de Portugal SA	195,903	46,302
	Finibanco Holdings SGPS SA	197,573	1,306,865
	Ibersol SGPS SA	20,401	323,726
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	1,170,813
* #	Investimentos Participacoes e Gestao SA Inapa	43,702	71,269
	Jeronimo Martins SGPS SA	853,785	6,868,793
	Mota-Engil SGPS SA	344,465	2,608,304
* #	Novabase SGPS	56,005	318,508
* #	ParaRede SGPS SA	545,591	144,106
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,650,975
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	1,110,014
#	Sociedade de Investimento e Gestao SGPS SA	241,216	3,555,329
*	Sonae Industria SGPS SA	280,469	3,171,950
* #	Sonaecom SGPS SA	583,911	3,251,950
*	Sporting Sociedade Desportiva de Futebol	23,339	75,251
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	186,791
	Teixeira Duarte Engenharia e Construcoes SA	756,680	2,449,884
	Toyota Caetano Portugal SA	54,900	722,442
TOTAL COMMON STOCKS			29,719,681

RIGHTS/WARRANTS — (0.0%)
*	Investimentos Participacoes e Gestao SA Inapa Rights 12/12/07	43,702	15,983

TOTAL — PORTUGAL			29,735,664

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
#	Abengoa SA	105,048	3,550,521
#	Adolfo Dominguez SA	20,351	874,914
#	Amper SA	90,745	1,510,076
#	Antena 3 de Television SA	38,981	597,296
* #	Avanzit SA	571,836	5,131,406
* #	Azkoyen SA	64,591	675,786
*	Azkoyen SA	2,583	27,031
#	Banco de Andalucia SA	9,800	1,031,246
	Banco de Credito Balear SA	35,424	1,177,698
#	Banco Guipuzcoano SA	337,401	6,586,977
*	Baron de Ley SA	14,325	1,067,353
#	Bodegas Riojanas SA	12,365	171,860
* #	Campofrio Alimentacion SA	96,667	1,456,126
#	Cementos Portland Valderrivas SA	16,881	1,867,649
#	Compania de Distribucion Integral Logista SA	29,600	2,291,809
#	Compania Vinicola del Norte de Espana SA	16,600	421,535
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,345,166
* #	Corporacion Dermoestetica	65,100	856,399
* #	Dogi International Fabrics SA	111,418	278,388
#	Duro Felguera SA	177,786	2,319,626
#	Ebro Puleva SA	161,802	3,168,000

22

#	Electnor SA	103,987	6,338,539
* #	Ercros SA	2,189,041	1,317,296
*	Espanola del Zinc SA	29,250	78,736
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	336,027	5,928,795
*	Federico Partenina SA	1,190	14,647
* #	Funespana SA	22,107	205,112
	Grupo Catalana Occidente SA	70,364	2,505,133
	Grupo Empresarial Ence SA	368,840	4,513,516
	Iberpapel Gestion SA	26,621	732,147
#	Inbesos SA	12,494	333,653
	Indo Internacional SA	37,172	340,035
	Indra Sistemas SA	47,420	1,295,315
	Inmobiliaria del Sur SA	2,513	198,525
*	Inmobiliaria del Sur SA Issue 2007	251	19,829
#	La Seda de Barcelona SA	2,019,534	5,824,360
	Lingotes Especiales SA	22,080	179,658
#	Mecalux SA	61,329	2,506,103
#	Miquel y Costas & Miquel SA	26,111	648,008
#	Natra SA	88,094	1,267,588
* #	Natraceutical SA	746,798	1,199,576
* #	NH Hoteles SA	265,195	5,306,533
* #	Nicolas Correa SA	26,994	232,558
	Obrascon Huarte Lain SA	107,743	4,332,335
#	Papeles y Cartones de Europa SA (5496132)	183,826	2,120,388
*	Papeles y Cartones de Europa SA (B28YKP2)	15,318	176,699
	Pescanova SA	26,443	1,561,720
#	Prim SA	29,620	531,239
*	Prim SA Issue 07	2,962	53,124
#	Prosegur Cia de Seguridad SA	80,342	2,952,474
#	Service Point Solutions SA	459,595	2,074,694
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	1,141,160
#	Sol Melia SA	156,990	2,619,522
#	SOS Cuetara SA	363,709	7,508,500
*	Tavex Algodonera SA	185,541	586,827
* #	Tecnocom Telecomunicaciones y Energia SA	124,372	797,948
#	Tubacex SA	448,449	4,707,869
	Tubos Reunidos SA	419,192	3,327,807
#	Unipapel SA	48,800	1,344,051
	Uralita SA	338,493	3,315,927
* #	Urbas Guadahermosa SA	267,319	407,605
*	Vertice Trescientos Sesenta Grados SA	571,836	125,485
#	Vidrala SA	59,088	2,260,728
	Viscofan SA	184,330	4,302,586
* #	Zeltia SA, Madrid	584,553	5,931,818

TOTAL — SPAIN			131,573,030

SWEDEN — (5.0%)
COMMON STOCKS — (5.0%)
*	Acando AB	160,086	350,089
* #	Active Biotech AB	77,400	738,346
	Addtech AB Series B	56,300	1,068,314
	Angpanneforeningen AB Series B	48,500	1,249,948
* #	Anoto Group AB	261,833	393,108

23

	Aros Quality Group AB	41,400	347,961
*	Artimplant AB Series B	30,000	16,631
	Atrium Ljungberg AB Series B	15,200	166,166
	Axfood AB	92,000	3,501,843
	Axis Communications AB	183,494	4,608,436
	B&B Tools AB	66,900	1,770,637
	Ballingslov International AB	27,625	872,638
	Beiger Electronics AB	14,700	337,116
	Beijer Alma AB	58,800	628,075
	Bergs Timber AB Series B	8,000	48,935
	Bilia AB Series A	116,725	1,823,461
#	Billerud AB	150,300	1,741,027
*	BioGaia AB Series B	38,000	160,477
*	Biotage AB	141,240	209,160
	Bong Ljungdahl AB	24,800	189,673
*	Boras Waefveri AB Series B	9,200	16,681
	Boss Media AB	125,700	267,245
#	Cantena AB	58,362	999,647
	Cardo AB	63,000	1,967,162
	Carl Lamm AB	33,280	296,794
	Castellum AB	428,900	4,914,699
*	Cision AB	245,156	736,853
#	Clas Ohlson AB Series B	102,500	2,497,340
#	Cloetta AB Series B	27,700	914,797
	Concordia Maritime AB Series B	70,300	329,513
*	Consilium AB Series B	16,994	115,932
#	D. Carnegie & Co. AB	186,300	3,594,383
*	Duroc AB Series B	2,700	11,310
	Elekta AB Series B	317,200	5,384,793
* #	Enea Data AB Series B	1,012,000	398,209
	Eniro AB	426,756	4,639,894
	Expanda AB	19,547	177,816
	Fabege AB	410,700	4,659,194
	Fagerhult AB	16,800	400,148
	Forshem Group AB Series B	9,400	66,056
	G & L Beijer AB Series B	28,200	809,156
	Geveko AB	10,800	214,573
	Gunnebo AB	106,800	1,208,988
	Gunnebo Industrier AB	10,000	238,439
	Haldex AB	64,700	1,106,053
	Heba Fastighets AB Series B	14,500	382,983
	HIQ International AB	111,889	616,936
	HL Display AB Series B	14,400	437,141
	Hoganas AB Series B	77,300	1,799,032
*	Home Capital AB	25,400	251,356
#	Home Properties AB	25,400	409,948
*	IBS AB Series B	195,200	447,449
*	Industrial & Financial Systems AB Series B	487,600	477,378
	Intrum Justitia AB	163,100	2,785,374
	JM AB	280,673	5,785,288
	Klovern AB	303,476	1,146,056
	Kungsleden AB (B12W4C0)	432,600	5,122,927
*	Kungsleden AB (B29JLD1)	432,600	778,551
	Lagercrantz Group AB Series B	64,300	303,521
*	LBI International AB	107,651	587,808

24

#	Lennart Wallenstam Byggnads AB Class B	123,900	2,223,897
#	Lindex AB	235,900	4,221,746
*	Lundin Petroleum AB	90,000	1,014,690
*	Medivir Series B	44,650	391,487
* #	Micronic Laser Systems AB	105,400	726,540
*	Midelfart Sonesson AB Series A	4,160	7,682
*	Midelfart Sonesson AB Series B	4,160	7,672
	Munters AB	171,000	2,046,319
	NCC AB Series B	118,100	2,468,922
* #	Net Insight AB Series B	924,000	751,804
	New Wave Group AB Series B	107,400	1,220,943
#	NIBE Industrier AB	185,200	1,933,695
	Nobia AB	433,500	4,044,285
	Nolato AB Series B	66,440	534,140
	OEM International AB Series B	44,400	292,956
	OMX AB	189,900	7,926,174
	ORC Software AB	36,300	845,635
*	Ortivus AB	35,510	36,890
	Partnertech AB	28,800	178,392
	Peab AB Series B	250,400	2,520,410
*	Peab Industri AB	125,200	946,355
	Poolia AB Series B	36,150	204,734
*	Precomp Solutions AB	16,994	7,101
	Prevas AB Series B	5,500	18,294
*	Pricer AB Series B	1,711,500	120,689
	Proact It Group AB	29,000	165,726
*	Proffice AB	215,400	550,703
	Profilgruppen AB	16,300	201,306
#	Q-Med AB	159,200	2,074,705
*	RaySearch Laboratories AB	12,700	381,280
*	Readsoft AB Series B	48,800	112,923
	Rederi AB Transatlantic Series B	95,600	672,577
	rnb Retail and Brands AB	130,200	1,224,493
#	Rottneros Bruk AB	425,600	189,731
*	Scribona AB Series A	40,100	32,978
*	Scribona AB Series B	226,140	166,653
*	Semcon AB	39,900	499,160
	Sigma AB Series B	25,800	30,114
* #	Sintercast AB	11,800	262,370
	Skanditek Industrifoervaltnings AB	156,975	589,566
	Skistar AB	94,800	1,634,034
	Studsvik AB	21,900	637,235
*	SWECO AB Series B	184,000	1,613,805
*	Switchcore AB	185,784	2,612
*	Teleca AB Series B	157,200	364,263
* #	Telelogic AB	777,200	2,164,089
*	Teligent AB	111,400	22,893
*	Ticket Travel Group AB	27,152	74,729
	Trelleborg AB Series B	230,400	5,133,646
	Uniflex AB Series B	3,630	56,688
	VBG AB Series B	1,084	20,705
*	Vitrolife AB	41,500	224,149
*	Wedins Skor & Accessoarer AB	113,400	125,068
	Wihlborgs Fastigheter AB	65,658	1,179,122
	Xponcard Group AB	7,300	122,195

TOTAL — SWEDEN			132,740,434

25

SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
#	A. Hiestad Holding AG	1,426	3,466,363
*	Actelion, Ltd.	177,806	7,871,574
	AFG Arbonia-Forster Holding AG	4,799	1,666,642
	Allreal Holding AG	32,721	3,745,957
	Also Holding AG	16,678	948,272
*	Ascom Holding AG	92,504	1,021,836
	Bachem Holdings AG	26,438	2,241,311
	Baloise-Holding AG	24,030	2,322,614
	Bank Coop AG	31,715	2,119,523
	Bank Sarasin & Cie Series B	1,778	8,466,979
	Banque Cantonale de Geneve	4,141	1,036,252
	Banque Cantonale du Jura	4,500	235,209
	Banque Cantonale Vaudoise	11,172	5,250,490
	Banque Privee Edmond de Rothschild SA	161	5,367,689
	Barry Callebaut AG	10,927	8,519,989
	Basellandschaftliche Kantonalbank	600	515,305
*	Basilea Pharmaceutica AG	2,629	455,823
	Basler Kantonalbank	5,250	529,591
	Belimo Holdings AG	1,884	2,209,252
	Bellevue Group AG	27,315	2,082,708
	Berner Kantonalbank	25,110	4,757,675
	Bobst Group AG	36,682	2,531,250
	Bossard Holding AG	8,467	632,197
	Bucher Industries AG	33,989	8,422,047
	Calida Holding AG	396	216,043
*	Card Guard AG	32,013	174,931
	Carlo Gavazzi Holding AG	1,065	256,044
	Charles Voegele Holding AG	29,471	2,553,947
	Clariant AG	794,519	7,017,251
	Compagnie Financiere Tradition	5,202	896,231
	Conzzeta Holdings AG	1,415	3,006,009
	Crealogix Holding AG	3,388	250,399
	Daetwyler Holding AG	34,800	2,370,543
*	Dufry Group	2,688	261,762
	Edipresse SA	1,572	603,558
	Eichhof Holding AG	458	817,437
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,175,210
	ELMA Electronic AG	472	279,900
	Emmi AG	13,638	2,039,963
	Ems-Chemie Holding AG	31,716	4,617,378
	Energiedienst Holding AG	8,265	4,463,302
	Feintol International Holding AG	1,601	472,546
	Flughafen Zuerich AG	13,645	5,423,989
	Forbo Holding AG	5,990	3,602,845
	Fuchs Petrolub AG	19,809	1,977,758
	Galenica Holding AG	15,936	8,660,554
	George Fisher AG	11,518	7,588,949
	Golay-Buchel Holding SA	40	83,766
	Gurit Holding AG	1,326	1,025,016
	Helvetia Holding AG	12,833	4,317,003

26

	Hexagon AB	81,720	1,832,400
	Implenia AG	49,554	1,524,862
	Industrieholding Cham AG	1,704	677,752
	Interroll-Holding SA	2,475	1,230,135
	Intershop Holding AG	3,444	955,190
	Jelmoli Holding AG	1,521	3,693,878
	Jelmoli Holding AG (4382652)	2,835	1,339,244
	Kaba Holding AG	10,381	3,303,882
*	Kardex AG	17,985	1,031,800
	Komax Holding AG	9,005	1,418,372
#	Kudelski SA	106,944	1,851,373
	Kuoni Reisen Holding AG	13,794	7,297,392
	Lem Holdings SA	3,651	1,007,958
*	Logitech International SA	242,719	8,263,166
	Lonza Group AG	126,465	14,774,409
	Luzerner Kantonalbank	18,593	4,245,986
	Medisize Holding AG	13,260	890,170
	Metraux Services Holdings SA	1,853	326,903
* #	Micronas Semiconductor Holding AG	78,808	747,624
*	Mikron Holding AG	43,452	482,756
	Mobilezone Holding AG	115,610	766,420
	Orell Fuessli Holding AG	5,076	935,306
*	Parco Industriale e Immobiliare SA	600	1,854
	Phoenix Mecano AG	3,041	1,408,452
	PSP Swiss Property AG	148,025	7,592,864
	PubliGroupe SA	6,325	2,097,766
	Rieters Holdings AG	15,890	7,900,389
	Romande Energie Holding SA	2,839	5,015,329
* #	Schaffner Holding AG	1,830	399,983
#	Schulthess Group AG	14,570	1,636,771
	Schweiter Technology AG	4,193	1,397,662
	Schweizerhall Holding AG	8,648	1,282,927
	Schweizerische National Versicherungs Gesellschaft	1,881	1,305,310
	SEZ Holding AG	53,128	1,071,012
	SIA Abrasives Holding AG	2,381	846,964
	Siegfried Holding AG	8,560	1,388,867
*	Sihl	150	397
	Sika AG	7,511	13,988,654
	Societa Elettrica Sopracenerina SA	2,409	582,309
	Societe Generale d’Affichage	5,872	1,254,552
	St. Galler Kantonalbank	9,217	3,903,134
	Straumann Holding AG	12,103	3,417,946
	Sulzer AG	14,002	21,170,814
	Swiss Prime Site AG	81,434	4,334,685
*	Swisslog Holding AG	798,972	1,082,627
	Swissquote Group Holding SA	41,220	2,615,735
	Tamedia AG	15,322	2,038,979
	Tecan Group AG	40,139	2,498,220
*	Temenos Group AG	152,630	3,689,019
*	Tornos SA	38,028	604,736
*	UMS Schweizerische Metallwerke Holding AG	17,585	397,891
	Valartis Group AG	10,374	733,513
	Valiant Holding AG	60,231	9,412,840
	Valora Holding AG	12,004	3,055,764
	Vaudoise Assurances Holdings SA	3,233	497,954

27

	Villars Holding SA	150	77,877
* #	Von Roll Holding AG	379,814	2,914,150
	Vontobel Holdings AG	114,466	5,617,395
	Walliser Kantonalbank	1,457	619,932
	WMH Walter Meier Holding AG	4,878	1,057,234
* #	Ypsomed Holdings AG	2,419	172,854
	Zehnder Holding AG	786	1,287,108
	Zueblin Immobilien Holding AG	78,908	681,738
	Zuger Kantonalbank	630	1,842,629
TOTAL COMMON STOCKS			325,062,696

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,861,695

RIGHTS/WARRANTS — (0.0%)
*	Von Roll Holding AG Rights 11/09/07	182,227	72,405

TOTAL — SWITZERLAND			326,996,796

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,480,000 FNMA 6.50%, 11/01/36, valued at $1,919,491) to be repurchased at $1,889,699	$1,889	1,889,000

SECURITIES LENDING COLLATERAL — (15.3%)
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $62,061,191 FHLMC 5.000%, 08/01/35 & FNMA 5.500%, 12/01/36, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $95,275,494 FNMA STRIP, rates ranging from 5.000% to 5.500%, maturities ranging from 02/01/19 to 08/01/34 & FNMA STRIPS Principal Only 0.000%, 04/01/33 & 07/01/33, valued at $12,301,246) to be repurchased at $12,064,698	12,060	12,060,045
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $28,999,285 FHLMC 5.500%, 05/01/35 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/34 to 11/01/37, valued at $26,522,605) to be repurchased at $26,010,032	26,000	26,000,000
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $416,136,832 FHLMC 5.500%, 06/01/34 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 04/01/19 to 11/01/37, valued at $325,308,564) to be repurchased at $319,052,159	318,929	318,929,106
TOTAL SECURITIES LENDING COLLATERAL			406,989,151

TOTAL INVESTMENTS - (100.0%) (Cost $1,802,732,916)			$2,660,075,206

See accompanying Notes to Financial Statements.

28

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (88.7%)
Consumer Discretionary — (8.9%)
	Astral Media, Inc. Class A	61,500	$2,690,760
*	Azure Dynamics Corp.	256,850	84,765
* #	Ballard Power Systems, Inc.	89,600	403,220
	BMTC Group, Inc.	20,500	408,175
*	CanWest Global Communications Corp.	48,800	346,497
*	Coastal Contacts, Inc.	99,900	110,895
	Cogeco Cable, Inc.	20,800	918,782
#	Corus Entertainment, Inc. Class B	48,900	2,418,226
	Dorel Industries, Inc. Class B	35,100	1,135,191
	easyhome, Ltd.	1,800	36,038
*	Forzani Group, Ltd. Class A	39,700	560,989
*	Glacier Ventures International Corp.	53,600	220,843
*	Glentel, Inc.	1,800	19,873
*	Great Canadian Gaming Corp.	82,200	1,353,902
*	Indigo Books & Music, Inc.	20,000	262,213
*	Kangaroo Media, Inc.	17,900	12,889
	Le Chateau, Inc.	33,200	390,119
	Leon’s Furniture, Ltd.	74,500	968,548
	Linamar Corp.	70,700	1,408,414
*	Mad Catz Interactive, Inc.	70,200	83,542
*	Martinrea International, Inc.	70,800	800,080
*	MDC Partners, Inc. Class A	34,500	325,696
* #	MEGA Brands, Inc.	31,100	167,948
#	Reitmans Canada, Ltd.	65,900	1,077,519
*	RONA, Inc.	149,300	2,611,388
#	Torstar Corp. Class B	72,900	1,402,666
	TVA Group, Inc. Class B	5,500	81,129
	Uni-Select, Inc.	25,100	686,519
	Wescast Industries, Inc.	9,900	101,381
*	West 49, Inc.	45,700	32,906
*	Westport Innovations, Inc.	135,600	368,850
Total Consumer Discretionary			21,489,963

Consumer Staples — (3.4%)
	Canada Bread Co., Ltd.	4,800	321,616
*	CoolBrands International, Inc.	38,200	30,562
	Corby Distilleries, Ltd.	17,500	437,347
*	Cott Corp.	43,900	272,194
*	Fishery Products International, Ltd.	7,300	116,806
	Maple Leaf Foods, Inc.	83,100	1,084,509
#	Rothmans, Inc.	80,000	2,000,100
*	Saskatchewan Wheat Pool, Inc.	264,000	2,943,747
*	SunOpta, Inc.	69,700	992,578
Total Consumer Staples			8,199,459

1

Energy — (20.1%)
* #	Accrete Energy, Inc.	17,400	65,601
	Akita Drilling, Ltd.	20,300	208,085
*	Alberta Clipper Energy, Inc.	32,800	54,451
*	Anderson Energy, Ltd.	141,700	430,790
*	Antrim Energy, Inc.	114,700	550,588
*	Arawak Energy Corp.	211,200	578,717
*	Aurora Energy Resources, Inc.	67,400	946,343
*	Bankers Petroleum, Ltd.	574,600	488,434
*	Berens Energy, Ltd.	107,900	64,743
*	Birch Mountain Resources, Ltd.	21,051	24,631
*	Birchcliff Energy, Ltd.	109,000	533,037
*	Bow Valley Energy, Ltd.	116,500	718,841
*	Breaker Energy, Ltd.	45,000	241,662
*	Bulldog Resouces, Inc.	33,100	216,816
*	Burmis Energy, Inc.	61,200	110,165
	Calfrac Well Services, Ltd.	27,700	523,833
*	Calvalley Petroleum, Inc.	99,200	554,556
* #	Canadian Superior Energy, Inc.	165,800	431,102
* #	Candax Energy, Inc.	237,900	204,604
*	Canyon Services Group, Inc.	16,600	35,526
*	Caspian Energy, Inc.	37,500	15,001
*	CE Franklin, Ltd.	11,200	78,964
*	Celtic Exploration, Ltd.	43,800	515,552
	CHC Helicopter Corp. Class A	22,000	447,502
*	Cinch Energy Corp.	72,400	59,371
*	Coalcorp Mining, Inc.	109,771	219,553
*	Comaplex Minerals Corp.	22,100	134,154
*	Compton Petroleum Corp.	105,900	834,534
* #	Connacher Oil & Gas, Ltd.	248,400	847,086
*	Cordero Energy, Inc.	40,700	112,745
*	Corridor Resources, Inc.	80,700	851,428
*	Crew Energy, Inc.	55,800	446,422
*	Cyries Energy, Inc.	55,500	305,820
*	Delphi Energy Corp.	96,200	152,004
*	Denison Mines Corp.	239,400	2,202,590
*	Duvernay Oil Corp.	57,600	1,414,727
*	Ember Resources, Inc.	22,500	27,001
*	Endev Energy, Inc.	34,700	28,802
#	Ensign Energy Services, Inc.	150,400	2,194,446
*	ExAlta Energy, Inc.	21,500	35,907
* #	First Calgary Petroleums, Ltd. Class A	336,500	827,831
*	Galleon Energy, Inc. Class A	68,400	998,690
*	Gentry Resources, Ltd.	55,500	116,556
*	Great Plains Exploration, Inc.	21,100	16,037
* #	Grey Wolf Exploration, Inc.	39,800	71,644
* #	Heritage Oil Corp.	13,600	704,107
*	Highpine Oil & Gas, Ltd.	69,200	570,929
*	Iteration Energy, Ltd.	84,800	427,413
* #	Ivanhoe Energy, Inc.	279,000	479,904
*	Kereco Energy, Ltd.	60,100	230,194
*	Mahalo Energy, Ltd.	76,000	191,530
*	Midnight Oil Exploration, Ltd.	17,400	20,533
*	Nuvista Energy, Ltd.	53,200	654,925

2

*	Oilexco, Inc.	147,400	2,206,688
*	Open Range Energy Corp.	12,800	36,482
*	Pacific Stratus Energy, Ltd.	58,109	701,992
*	Paramount Resources, Ltd. Class A	43,800	629,875
	Pason Systems, Inc.	69,000	819,761
*	Peerless Energy, Inc.	66,900	340,538
*	Petrobank Energy & Resources, Ltd.	67,000	3,366,248
*	Petrolifera Petroleum, Ltd.	45,600	474,264
*	ProEx Energy, Ltd.	53,700	637,988
*	ProspEx Resouces, Ltd.	59,600	168,080
	Pulse Data, Inc.	55,900	145,347
*	Pure Energy Services, Ltd.	4,900	19,601
*	Questerre Energy Corp.	16,000	9,600
*	Rider Resources, Ltd.	58,700	233,638
*	Rock Energy, Inc.	12,200	33,308
*	Rockyview Energy, Inc.	13,600	42,298
	Savanna Energy Services Corp.	62,600	920,266
*	Saxon Energy Services, Inc.	117,900	595,425
	ShawCor, Ltd.	74,900	2,547,476
*	Storm Exploration, Inc.	51,300	418,116
*	Synenco Energy, Inc.	78,400	588,029
*	Technicoil Corp.	86,200	46,550
*	Tesco Corp.	38,000	839,082
* #	Titan Exploration, Ltd.	41,000	106,195
*	Transglobe Energy Corp.	71,200	362,426
#	Trican Well Service, Ltd.	150,200	2,552,026
*	TriStar Oil and Gas, Ltd.	11,738	133,820
*	Turnkey E&P, Inc.	21,000	113,406
*	TUSK Energy Corp.	109,900	129,688
*	UEX Corp.	179,100	1,352,273
*	Ur-Energy, Inc.	90,100	329,782
*	UTS Energy Corp.	507,000	2,707,515
*	Verenex Energy, Inc.	32,600	280,048
*	Vero Energy, Inc.	37,600	209,066
*	Wenzel Downhole Tools, Ltd.	21,200	14,841
*	West Energy, Ltd.	94,500	216,416
*	Xtreme Coil Drilling Corp.	40,100	310,791
*	ZCL Composite, Inc.	30,400	308,271
Total Energy			48,163,643

Financials — (5.3%)
	Canaccord Capital, Inc.	49,600	787,191
	Canadian Western Bank	71,100	1,921,929
	Clairvest Group, Inc.	1,900	27,266
*	Dundee Corp. Class A	75,200	1,638,690
	DundeeWealth, Inc.	51,100	1,125,278
	EGI Financial Holdings, Inc.	10,550	148,710
	Equitable Group, Inc.	14,500	412,836
	Gluskin Shef & Associates, Inc.	8,900	225,003
	Home Capital Group, Inc.	35,700	1,419,503
	Kingsway Financial Services, Inc.	74,800	1,207,332
	Laurentian Bank of Canada	29,000	1,163,248
	Northbridge Financial Corp.	30,300	1,121,156
*	Pacific and Western Credit Corp.	4,700	38,072
	Quest Capital Corp.	285,800	703,103

3

#	Rentcash, Inc.	21,600	112,326
	Sceptre Invesment Counsel, Ltd.	15,600	152,888
#	Western Financial Group, Inc.	56,400	326,008
	Xceed Mortgage Corp.	32,800	95,125
Total Financials			12,625,664

Health Care — (5.5%)
*	Adherex Technologies, Inc.	49,000	11,761
* #	AEterna Zentaris, Inc.	28,700	49,079
*	Akela Pharma, Inc.	19,338	96,695
*	Ambrilia Biopharma, Inc.	13,200	14,785
*	Angiotech Pharmaceuticals, Inc.	174,200	698,577
*	Aspreva Pharmaceuticals Corp.	37,800	971,887
*	Axcan Pharma, Inc.	69,700	1,566,934
*	Biomira, Inc.	57,900	20,266
*	BioMS Medical Corp.	153,900	377,074
*	Bioniche Life Sciences, Inc.	54,400	32,098
*	Cangene Corp.	82,800	616,891
*	Cardiome Pharma Corp.	82,800	830,526
*	Conjuchem Biotechnologies, Inc.	16,000	1,600
*	CryoCath Technologies, Inc.	59,200	293,055
*	DiagnoCure, Inc.	20,800	45,970
*	Draxis Health, Inc.	54,300	214,496
* #	Imaging Dynamics Co., Ltd.	85,300	48,623
*	Isotechnika, Inc.	170,000	127,506
* #	Labopharm, Inc.	26,000	25,741
	MDS, Inc.	160,800	3,256,363
*	Medicure, Inc.	150,100	105,075
*	Microbix Biosystems, Inc.	27,900	36,272
*	Migenix, Inc.	2,000	940
* #	Neurochem, Inc.	5,100	15,913
*	Novadaq Technologies, Inc.	7,300	43,875
*	Oncolytics Biotech, Inc.	44,700	101,921
*	Ondine Biopharma Corp.	60,500	69,578
*	Paladin Labs, Inc.	22,600	223,751
*	Parkbridge Lifestyles Communities, Inc.	28,700	180,819
*	Patheon, Inc.	76,400	248,312
* #	ProMetic Life Sciences, Inc.	359,700	219,428
*	QLT, Inc.	75,900	374,965
* #	Resverlogix Corp.	24,900	337,163
*	SemBioSys Genetics, Inc.	17,200	37,842
*	SXC Health Solutions Corp.	32,900	461,281
*	Theratechnologies, Inc.	73,700	748,092
*	TLC Vision Corp.	57,100	119,916
*	Transition Therapeutics, Inc.	30,233	294,484
*	TSO3, Inc.	78,200	169,702
*	Vasogen, Inc.	12,500	20,376
*	ViRexx Medical Corp.	28,700	15,212
Total Health Care			13,124,844

Industrials — (11.1%)
	Aecon Group, Inc.	43,100	734,892
*	Alexco Resource Corp.	49,700	235,093
*	ATS Automation Tooling System, Inc.	135,920	591,282
*	Avcorp Industries, Inc.	24,100	35,188

4

	Buhler Industries, Inc.	1,468	8,750
*	Carmanah Technologies Corp.	12,200	15,617
*	Ceramic Protection Corp.	8,700	53,073
#	Clarke, Inc.	56,600	452,823
*	Commercial Solutions, Inc.	4,100	9,553
*	Discovery Air, Inc. Class A	184,200	230,261
	Evertz Technologies, Ltd.	47,900	1,820,291
	Exco Technologies, Ltd.	8,500	35,702
* #	Flint Energy Services, Ltd.	30,900	606,906
*	Garda World Security Corp. Class A	35,000	506,125
*	GBS Gold International, Inc.	75,500	92,870
*	GLV, Inc.	4,800	58,707
*	Heroux-Devtek, Inc.	45,400	385,919
	Husky Injection Molding Systems, Ltd.	103,100	844,431
*	Hydrogenics Corp.	153,830	164,606
*	Intermap Technologies, Ltd.	57,200	600,630
*	Magellan Aerospace Corp.	138,200	158,938
	Marsulex, Inc.	30,700	430,128
	Methanex Corp.	123,100	3,656,253
*	Northstar Aerospace, Inc.	6,700	26,801
* #	Peregrine Diamonds, Ltd.	25,300	20,747
* #	Quebecor World, Inc.	74,800	166,812
	Richelieu Hardware, Ltd.	29,500	679,714
	Ritchie Brothers Auctioneers, Inc.	34,400	2,547,791
*	Royal Laser Corp.	138,300	67,079
#	Russel Metals, Inc.	81,700	2,009,103
*	Silver Standard Resources, Inc.	41,692	1,508,909
*	Stantec, Inc.	56,300	1,900,220
*	The Churchill Corp.	21,100	511,701
	Toromont Industries, Ltd.	76,900	2,047,949
	Transat A.T., Inc. Class A	2,400	90,196
	Transcontinental, Inc. Class A	87,400	1,589,885
* #	Uranium Participation Corp.	77,600	878,476
*	Vector Aerospace Corp.	41,200	173,873
*	Vitran Corp., Inc.	18,400	244,732
*	West Timmins Mining, Inc.	158,900	141,428
*	Xantrex Technology, Inc.	34,800	333,401
Total Industrials			26,666,855

Information Technology — (7.0%)
*	20-20 Technologies, Inc.	20,200	131,105
*	Aastra Technologies, Ltd.	21,300	639,032
*	Absolute Software Corp.	25,300	973,593
*	AXIA NetMedia Corp.	79,600	281,798
*	Belzberg Techologies, Inc.	18,000	97,205
	Calian Technologies, Ltd.	400	5,240
*	Celestica, Inc.	251,756	1,465,293
*	Certicom Corp.	18,200	28,393
*	COM DEV International, Ltd.	89,500	304,315
	Computer Modelling Group, Ltd.	9,300	127,881
*	Constellation Software, Inc.	10,000	241,212
*	Dalsa Corp.	24,500	212,671
*	Divestco, Inc.	49,500	86,629
*	Emergis, Inc.	96,500	790,374
	Enghouse Systems, Ltd.	24,050	181,827

5

*	Exfo Electro-Optical Engineering, Inc.	47,900	250,530
*	Gemcom Software International, Inc.	64,200	138,679
	Gennum Corp.	41,700	448,297
*	Hemisphere GPS, Inc.	62,400	193,450
*	International Datacasting Corp.	56,000	43,682
*	Intrinsyc Software International, Inc.	80,700	75,862
* #	Kaboose, Inc.	133,200	355,662
*	MacDonald Dettweiler & Associates, Ltd.	40,800	1,825,075
*	March Networks Corp.	22,400	227,819
*	Matrikon, Inc.	17,300	43,598
*	Miranda Technologies, Inc.	29,100	372,499
	MKS, Inc.	22,600	31,868
	Mosaid Technologies, Inc.	17,000	269,463
*	Nurun, Inc.	9,600	38,402
* #	Open Text Corp.	60,900	1,998,838
*	Points International, Ltd.	145,700	460,435
*	Q9 Networks, Inc.	25,000	370,269
	Quebecor, Inc. Class B	55,000	2,131,907
*	RDM Corp.	27,400	79,464
*	Sierra Wireless, Inc.	40,400	650,877
*	SIRIT, Inc.	108,500	27,126
	Softchoice Corp.	22,830	453,198
*	The Descartes Systems Group, Ltd.	78,000	326,836
*	Tundra Semiconductor Corp.	30,750	144,840
*	Vecima Network, Inc.	19,600	162,492
*	Wi-LAN, Inc.	50,400	144,151
* #	Zarlink Semiconductor, Inc.	129,900	92,234
Total Information Technology			16,924,121

Materials — (26.1%)
* #	Adanac Molybdenum Corp.	95,600	117,594
*	Allen-Vanguard Corp.	70,100	599,385
*	Almaden Minerals, Ltd.	43,800	106,439
*	Altius Minerals Corp.	29,700	742,240
	Amerigo Resources, Ltd.	103,165	224,911
*	Anvil Mining, Ltd.	71,040	1,177,902
*	Apollo Gold Corp.	19,512	9,317
*	Aquiline Resources, Inc.	59,700	582,701
*	Atna Resource, Ltd.	65,447	92,939
*	Atrium Innovations, Inc.	16,300	366,768
*	Augusta Resource Corp.	99,000	361,368
*	Aurelian Resources, Inc.	127,580	963,277
*	Aurizon Mines, Ltd.	165,600	586,253
*	Baffinland Iron Mines Corp.	92,610	326,003
* #	Baja Mining Corp.	119,900	212,234
*	Breakwater Resources, Ltd.	405,700	730,297
*	Caledonia Mining Corp.	99,500	11,443
*	Campbell Resources, Inc.	94,387	12,743
*	Canadian Gold Hunter, Corp.	50,502	83,332
*	Canadian Royalties, Inc.	93,180	275,827
*	Canadian Zinc Corp.	116,700	75,859
	Canam Group, Inc. Class A	44,300	527,639
*	Candente Resource Corp.	82,765	153,951
*	Canfor Corp.	109,200	851,803
* #	Capstone Mining Corp.	118,145	320,189

6

*	Cardero Resource Corp.	53,400	93,989
*	Carpathian Gold, Inc.	143,472	91,827
	Cascades, Inc.	79,000	657,313
*	Catalyst Paper Corp.	180,800	271,214
	CCL Industries, Inc. Class B	33,400	1,245,214
*	Chariot Resouces, Ltd.	307,800	283,190
*	Claude Resources, Inc.	87,800	116,780
*	Crew Gold Corp.	22,300	30,776
* #	Crystallex International Corp.	278,525	654,566
*	Dundee Precious Metals, Inc.	51,754	408,877
*	Dynacor Gold Mines, Inc.	6,722	2,353
*	Eastern Platinum, Ltd.	736,790	2,026,274
*	Eastmain Resources, Inc.	29,014	20,021
*	Eldorado Gold Corp.	377,395	2,200,323
* #	Endeavour Silver Corp.	37,700	146,283
*	Entree Gold, Inc.	84,000	202,450
*	Equinox Minerals, Ltd.	640,890	2,781,602
*	Erdene Gold, Inc.	66,489	83,115
*	Etruscan Resources, Inc.	71,575	156,757
*	Euro Goldfields, Ltd.	192,800	1,164,570
*	Far West Mining, Ltd.	48,120	202,114
*	Farallon Resources, Ltd.	317,000	225,081
* #	First Nickel, Inc.	135,300	101,480
*	FNX Mining Co., Inc.	39,806	1,332,373
*	Formation Capital Corp.	220,000	112,206
*	Forsys Metals Corp.	43,200	158,552
*	Fortune Minerals, Ltd.	37,970	67,590
*	Fraser Papers, Inc.	39,800	129,356
*	Fronteer Development Group, Inc.	67,800	700,409
*	Frontera Copper Corp.	74,500	452,238
* #	Glencairn Gold Corp.	178,500	35,702
*	Globestar Mining Corp.	99,006	171,289
* #	Globex Mining Enterprises, Inc.	3,100	10,417
*	Gold Eagle Mines, Ltd.	79,700	600,968
*	Golden Peaks Resources	5,500	10,120
* #	Golden Star Resources, Ltd.	231,100	700,268
* #	Grande Cache Coal Corp.	88,200	89,086
*	Great Basin Gold, Ltd.	199,590	568,860
*	Great Panther Resources, Inc.	61,810	74,176
* #	Greystar Resources, Ltd.	30,087	204,000
*	Guyana Goldfields, Inc.	34,052	278,219
*	Hanfeng Evergreen, Inc.	62,900	830,951
#	Harry Winston Diamond Corp.	69,100	2,622,476
*	High River Gold Mines, Ltd.	319,020	794,400
	IAMGOLD Corp.	359,000	3,091,145
*	Imperial Metals Corp.	36,490	483,517
* #	Inter-Citic Minerals, Inc.	54,937	103,287
*	International Forest Products, Ltd. Series A	74,500	388,909
	International Royalty Corp.	77,680	419,493
*	Intertape Polymer Group, Inc.	27,000	72,904
*	Ivernia, Inc.	163,360	245,052
*	Jinshan Gold Mines, Inc.	157,900	462,670
*	Kirkland Lake Gold, Inc.	56,080	743,658
*	La Mancha Resources, Inc.	11,000	4,510
*	Lake Shore Gold Corp.	129,600	208,666

7

* #	Laramide Resources, Ltd.	36,700	276,732
*	Linear Gold Corp.	14,200	33,798
*	Major Drilling Group International, Inc.	27,700	1,598,370
*	Malaga, Inc.	65,000	25,026
*	MDN, Inc.	100,780	95,746
* #	Mega Uranium, Ltd.	94,100	356,657
*	Metallic Ventures Gold, Inc.	12,200	27,451
*	Migao Corp.	43,900	425,412
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	13,900	12,511
*	Minco Silver Corp.	19,100	60,168
*	Miramar Mining Corp.	203,970	1,276,916
*	Neo Material Technologies, Inc.	114,200	556,182
#	Norbord, Inc.	119,300	888,829
* #	North American Palladium, Ltd.	43,110	232,806
*	Northern Peru Copper Corp.	30,400	311,616
*	Northgate Minerals Corp.	210,100	651,343
#	Nova Chemicals Corp.	37,400	1,209,950
*	Nuinsco Resources, Ltd.	19,000	6,080
*	Olympus Pacific Minerals, Inc.	82,500	39,602
*	Orvana Minerals, Corp.	45,800	36,642
*	Pacific Rim Mining Corp.	81,432	87,137
*	Pan Amer Silver Corp.	70,200	2,235,280
* #	Pelangio Mines, Inc.	83,100	181,998
*	Petaquilla Minerals, Ltd.	90,480	275,073
*	Platinum Group Metals Ltd.	62,387	212,750
*	PolyMet Mining Corp.	143,477	451,975
*	Qgx, Ltd.	52,500	162,758
*	Quadra Mining, Ltd.	61,350	1,014,780
*	Queenston Mining, Inc.	24,496	67,367
*	Redcorp Ventures, Ltd.	110,500	22,101
*	Resin Systems, Inc.	172,880	214,382
*	Richmont Mines, Inc.	20,500	62,528
* #	Rubicon Minerals Corp.	157,100	248,230
	Samuel Manu-Tech, Inc.	12,200	122,006
*	Scandinavian Minerals, Ltd.	19,230	152,886
* #	Scorpio Minining Corp.	56,800	75,548
* #	SEMAFO, Inc.	220,065	213,474
*	Shore Gold, Inc.	77,100	369,327
#	Silvercorp Metals, Inc.	155,100	1,270,333
* #	Skye Resources, Inc.	46,430	403,961
*	St. Andrew Goldfields, Ltd.	14,185	7,377
*	Starfield Resources, Inc.	274,715	329,674
	Stella-Jones, Inc.	14,200	575,555
*	Stornoway Diamond Corp.	154,000	98,565
*	Suramina Resources, Inc.	5,700	7,581
*	Tanzanian Royalty Exploration Corp.	80,913	516,251
*	Taseko Mines, Ltd.	124,400	585,953
* #	Teal Exploration & Mining, Inc.	35,645	178,947
* #	Tembec, Inc.	58,300	26,819
*	Thompson Creek Metals Company, Inc.	124,000	2,473,924
*	Timminco, Ltd.	98,400	1,431,792
*	Tiomin Resources, Inc.	199,455	17,952
*	TVI Pacific, Inc.	169,346	23,710
* #	Vaaldiam Resources, Ltd.	55,900	32,424

8

* #	Wesdome Gold Mines, Ltd.	30,600	40,088
#	West Fraser Timber Co., Ltd.	41,600	1,245,982
*	Western Canadian Coal Corp.	113,108	76,917
	Winpak, Ltd.	29,300	190,460
	Yamana Gold, Inc.	1	6
* #	Yukon-Nevada Gold Corp.	21,700	34,505
Total Materials			62,706,263

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	105,605

Utilities — (1.3%)
*	BioteQ Environmental Technologies, Inc.	71,700	290,400
*	Boralex, Inc. Class A	41,000	674,894
*	Canadian Hydro Developers, Inc.	146,100	900,021
#	Emera, Inc.	36,400	781,547
*	MAXIM Power Corp.	51,200	316,944
	Pacific Northern Gas, Ltd.	3,800	69,543
Total Utilities			3,033,349

TOTAL COMMON STOCKS			213,039,766

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	8,708

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,000 FNMA 5.58%, 03/25/37, valued at $110,211) to be repurchased at $108,040	$108	108,000

SECURITIES LENDING COLLATERAL — (11.3%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $23,619,661 FHLMC, rates ranging from 5.000% to 5.988%(r), maturities ranging from 08/01/35 to 04/01/37 & FNMA 5.372%(r), 01/01/37, valued at $22,317,451) to be repurchased at $21,888,296	21,880	21,879,854
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $11,895,000 FNMA 5.000%, 04/01/18 & 5.000% 04/01/23, valued at $5,337,743) to be repurchased at $5,233,965	5,232	5,231,946

TOTAL SECURITIES LENDING COLLATERAL			27,111,800

TOTAL INVESTMENTS - (100.0%)
(Cost $246,828,280)			$240,268,274

See accompanying Notes to Financial Statements.

9

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Series, as defined and

Board of Trustees of The DFA Investment Trust Company:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of November 30, 2007, and for the year then ended and have issued our unqualified report thereon dated January 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series’ investment portfolios (the “Portfolios”) as of November 30, 2007 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 22, 2008

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)     Within 90 days of the filing date of this Form N-CSR, Robert Herrmann, the registrant’s President, Chief Executive Officer and Principal Executive Officer, and Robert Badolato, the registrant’s Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness.  Based on their review, Messrs. Herrmann and Badolato determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)  Not applicable.

(b)  A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:  March 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:  March 3, 2008

By:	/s/ Robert Badolato
Robert Badolato
Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date:  March 3, 2008